Schedule of Investments
California Municipal Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.26% Shares Held Value (000's)
Exchange-Traded Funds - 0.26%
iShares California Muni Bond ETF 29,578 $ 1,861
TOTAL INVESTMENT COMPANIES $ 1,861
MUNICIPAL BONDS - 99.56%
Principal
Amount (000's) Value (000's)
California - 97.19%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,638
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,130
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 8,083
5.00%, 10/01/2036 6,250 7,402
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,117
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,173
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,177
5.00%, 10/01/2045 1,000 1,173
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,913
5.00%, 08/15/2031 2,700 3,291
5.00%, 08/15/2033 1,750 2,081
5.00%, 08/15/2034 2,000 2,431
5.00%, 02/01/2035 2,000 2,306
5.00%, 11/15/2046
(b)
4,504 5,406
5.00%, 11/15/2048 2,785 3,433
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,149
California Housing Finance
3.50%, 11/20/2035 9,455 11,263
4.25%, 01/15/2035 8,736 10,822
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,581
5.00%, 08/01/2036 2,250 2,903
5.00%, 08/01/2037 1,000 1,287
5.00%, 08/01/2038 1,175 1,509
5.00%, 08/01/2039 1,130 1,448
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,419
4.00%, 07/15/2029 11,000 12,911
4.00%, 10/01/2039 2,150 2,449
5.00%, 05/15/2033 1,000 1,272
5.00%, 05/15/2034 1,000 1,270
5.00%, 12/31/2034 7,550 9,403
5.00%, 12/31/2036 3,000 3,725
5.00%, 05/15/2038 2,000 2,525
5.00%, 12/31/2038 5,500 6,802
5.00%, 10/01/2044 1,000 1,197
5.25%, 11/01/2036 4,000 4,748
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2040
(a)
500 609
4.00%, 05/15/2046
(a)
1,000 1,206
5.00%, 05/15/2031
(a)
400 541
5.00%, 05/15/2043
(a)
600 756
5.00%, 05/15/2044
(a)
5,000 6,289
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 12,796
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
3.00%, 11/01/2025 $ 10,500 $ 11,643
3.25%, 12/01/2027
(c)
2,000 2,166
4.30%, 07/01/2040 3,600 4,120
5.00%, 07/01/2029
(d)
1,000 1,235
5.00%, 07/01/2030
(d)
2,000 2,148
5.00%, 07/01/2037
(d)
10,000 10,535
5.00%, 07/01/2039
(d)
4,250 5,183
5.00%, 11/21/2045
(d)
4,500 5,419
California Public Finance Authority
5.00%, 11/15/2036
(d)
275 331
5.00%, 11/15/2046
(d)
500 587
5.00%, 11/15/2051
(d)
250 292
5.00%, 11/15/2056
(d)
750 872
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,206
5.00%, 08/01/2038
(d)
1,000 1,218
California State Public Works Board
5.00%, 11/01/2037 1,375 1,454
5.00%, 10/01/2039 4,500 5,117
California State University
5.00%, 11/01/2037 2,000 2,475
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
750 806
4.00%, 02/01/2022 830 838
4.00%, 09/02/2029 1,000 1,149
4.00%, 07/01/2048 1,800 2,056
5.00%, 10/01/2028 1,875 2,182
5.00%, 11/01/2032
(d)
1,135 1,380
5.00%, 05/15/2034 5,210 6,213
5.00%, 06/01/2034
(d)
375 465
5.00%, 09/02/2034 1,000 1,246
5.00%, 12/01/2036
(d)
5,000 5,713
5.00%, 04/01/2038
(c)
10,000 13,324
5.00%, 09/02/2038 3,000 3,641
5.00%, 06/01/2039
(d)
475 582
5.00%, 09/02/2039 745 916
5.00%, 09/02/2039 900 1,105
5.00%, 09/02/2039 945 1,165
5.00%, 05/15/2040 3,840 4,536
5.00%, 09/02/2040 1,000 1,243
5.00%, 12/01/2041
(d)
1,100 1,247
5.00%, 09/02/2044 1,425 1,735
5.00%, 12/01/2046
(d)
1,620 1,827
5.00%, 09/02/2048 940 1,146
5.00%, 09/02/2049 600 735
5.00%, 06/01/2051
(d)
1,950 2,347
5.25%, 12/01/2034 3,500 3,994
5.25%, 12/01/2038
(d)
1,000 1,203
5.25%, 12/01/2043
(d)
3,825 4,561
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,069
6.00%, 05/01/2043 1,550 1,564
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,527
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,181
5.00%, 09/01/2049 2,000 2,225
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,336

Schedule of Investments
California Municipal Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2026 $ 1,000 $ 1,171
5.00%, 05/15/2026 3,500 4,235
5.00%, 05/15/2028 3,175 4,040
5.00%, 05/15/2031 295 319
5.00%, 05/15/2035 5,425 6,941
5.00%, 05/15/2036 1,500 1,739
5.00%, 05/15/2037
(b)
3,565 4,538
5.00%, 05/15/2038 1,155 1,467
5.00%, 05/15/2039
(b)
2,487 3,152
5.00%, 05/15/2042
(b)
4,058 4,825
5.00%, 05/15/2044
(b)
6,840 8,485
5.00%, 05/15/2044
(b)
3,068 3,844
5.00%, 05/15/2044
(b)
456 566
5.00%, 05/15/2047
(b)
2,902 3,542
5.25%, 05/15/2048
(b)
1,658 2,079
City of Oroville CA
5.25%, 04/01/2049 2,500 2,863
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,668
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,205
5.00%, 11/01/2036 2,010 2,034
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,794
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,621
Contra Costa County Schools Pooled Notes
2.00%, 12/01/2021 4,500 4,525
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,617
5.00%, 07/01/2037 2,000 2,471
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(d)
3,000 3,077
4.00%, 08/01/2056
(d)
5,450 6,087
5.00%, 01/01/2054
(d)
5,000 5,945
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,251
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 615
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,500
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,211
5.00%, 06/01/2028 7,035 8,710
5.25%, 06/01/2047 7,500 7,765
5.30%, 06/01/2037 9,100 9,447
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,347
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,109
La Verne Public Financing Authority
7.25%, 09/01/2026 525 527
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,802
5.50%, 11/15/2030 1,010 1,368
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036 $ 9,000 $ 11,177
4.00%, 06/01/2036
(f)
5,000 6,321
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,380
5.00%, 08/01/2042 1,400 1,465
5.00%, 12/01/2045
(b)
5,500 6,451
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,307
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,385
5.25%, 07/01/2042 8,125 10,197
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,175
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,790
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,831
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,514
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,695
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,107
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,226
5.00%, 03/01/2047 1,500 1,827
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,981
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,417
4.00%, 08/01/2037
(a)
1,505 1,748
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,216
5.00%, 09/01/2029
(a)
1,000 1,215
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,319
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,030
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,062
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,961
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 3,051
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,446
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,248

Schedule of Investments
California Municipal Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
$ 1,180 $ 1,488
5.00%, 11/01/2036
(a)
3,330 4,191
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
855 498
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 149
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,130
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,764
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,435
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,709
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,733
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,846
5.00%, 07/01/2037 2,300 2,826
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,172
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,701
4.00%, 07/01/2038 2,000 2,365
4.00%, 07/01/2044 1,000 1,159
5.00%, 07/01/2042 5,000 6,069
5.00%, 07/01/2044 2,000 2,512
5.00%, 07/01/2049 1,500 1,866
San Diego County Water Authority
5.00%, 05/01/2031 1,000 1,391
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,211
5.00%, 08/01/2030 1,000 1,360
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,572
San Francisco Bay Area Rapid Transit District
4.00%, 08/01/2033 1,500 1,868
4.00%, 08/01/2045 3,000 3,624
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,565
4.00%, 07/01/2037 2,500 2,931
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,203
5.00%, 05/01/2034 1,000 1,274
5.00%, 05/01/2038 2,500 3,219
5.00%, 05/01/2042 1,500 1,825
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,880
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,004
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
$ 1,000 $ 1,171
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,531
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 900 1,070
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,792
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,954
4.00%, 08/01/2038 2,975 3,519
4.00%, 08/01/2039 1,510 1,783
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,741
5.00%, 11/01/2029 2,725 3,528
State of California
2.45%, 12/01/2031 235 239
4.00%, 09/01/2033 1,580 1,841
5.00%, 09/01/2034 5,000 6,077
5.00%, 02/01/2038 1,450 1,553
5.00%, 04/01/2043 3,380 3,644
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,693
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,305
5.00%, 06/01/2035 500 652
5.00%, 06/01/2036 2,645 3,439
5.00%, 06/01/2048 5,000 6,334
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 529
5.00%, 10/01/2035 500 652
5.00%, 10/01/2037 700 907
5.00%, 10/01/2038 1,000 1,291
5.00%, 10/01/2045 1,500 1,909
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,171
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,116
University of California
4.00%, 05/15/2037 3,365 4,207
5.00%, 05/15/2044 295 335
5.00%, 05/15/2044 705 791
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 6,019
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,767
$ 694,632
Guam - 1.79%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,871
5.00%, 01/01/2050 5,390 6,666
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,184
Territory of Guam
4.00%, 01/01/2036
(f)
1,750 2,051
$ 12,772

Schedule of Investments
California Municipal Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico - 0.58%
Commonwealth of Puerto Rico
0.00%, 07/01/2026
(e)
$ 3,000 $ 2,707
0.00%, 07/01/2039
(e)
1,590 1,435
$ 4,142
TOTAL MUNICIPAL BONDS $ 711,546
Total Investments $ 713,407
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.16)%
Notes with interest rates of 0.04% - 0.08% at July
31, 2021 and contractual maturities of collateral
of 2023-2027.
(g)
$ (22,608) (22,608)
Total Net Investments $ 690,799
Other Assets and Liabilities -  3.34% 23,899
TOTAL NET ASSETS - 100.00% $ 714,698
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,887 or 10.34% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 74.05%
General Obligation Unlimited 10.03%
Insured 8.82%
Special Assessment 2.46%
Prerefunded 2.04%
Tax Allocation 1.07%
Revenue Notes 0 .63%
Special Tax 0.31%
Investment Companies 0.26%
Certificate Participation 0.15%
Liability For Floating Rate Notes Issued (3.16)%
Other Assets and Liabilities
3.34%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .82 % Shares Held Value (000's)
Money Market Funds - 2 .82%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,728,021 $ 2,728
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
296,657,693 296,658
$ 299,386
TOTAL INVESTMENT COMPANIES $ 299,386
COMMON STOCKS - 0 .36 % Shares Held Value (000's)
Oil & Gas - 0 .13%
Whiting Petroleum Corp
(d)
294,723 $ 13,822
Transportation - 0 .23%
Trailer Bridge Inc
(d),(e),(f)
178,279 24,188
TOTAL COMMON STOCKS $ 38,010
BONDS - 62 .29%
Principal
Amount (000's) Value (000's)
Airlines - 0 .71%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 28,824 $ 32,005
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 27,370
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,528 7,087
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,650 8,730
$ 75,192
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 15,285
Automobile Floor Plan Asset Backed Securities - 0 .83%
Ford Credit Floorplan Master Owner Trust A
0.49%, 10/15/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.40%
0.69%, 09/15/2024 40,000 40,236
1.00 x 1 Month USD LIBOR + 0.60%
Nissan Master Owner Trust Receivables
0.52%, 11/15/2023 20,000 20,023
1.00 x 1 Month USD LIBOR + 0.43%
0.65%, 02/15/2024 26,845 26,922
1.00 x 1 Month USD LIBOR + 0.56%
$ 88,182
Automobile Manufacturers - 1 .05%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 30,063
0.55%, 07/12/2024 15,000 14,958
1.95%, 05/20/2022 48,000 48,679
2.30%, 09/09/2026 7,000 7,423
3.80%, 09/20/2021
(g)
10,000 10,047
$ 111,170
Banks - 11 .04%
Bank of America Corp
0.81%, 10/24/2024
(h)
20,000 20,073
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(h)
35,000 36,676
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(h)
15,000 15,271
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(h)
8,000 8,677
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,153
3.97%, 02/07/2030
(h)
8,000 9,103
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,602
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 18,006
1.65%, 01/28/2031 10,000 9,981
2.10%, 10/24/2024 50,000 52,384
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
(continued)
2.20%, 08/16/2023 $ 9,500 $ 9,835
2.80%, 05/04/2026 8,000 8,658
3.00%, 10/30/2028 9,000 9,974
Citigroup Inc
0.78%, 10/30/2024
(h)
9,000 9,036
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(h)
51,000 54,547
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 25,261
4.45%, 09/29/2027 8,000 9,231
4.50%, 01/14/2022 4,900 4,994
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,581
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 61,975
2.60%, 06/15/2022 10,000 10,185
3.65%, 01/25/2024 14,000 15,011
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(h)
15,000 15,005
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(h)
15,000 14,776
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 22,933
3.63%, 01/22/2023 7,000 7,339
3.81%, 04/23/2029
(h)
13,000 14,648
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,376
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,947
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 8,802
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(h)
47,000 49,668
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,169
3.60%, 10/30/2021
(i)
3,911 3,931
3 Month USD LIBOR + 3.47%
3.63%, 05/13/2024 15,900 17,252
3.90%, 07/15/2025 8,000 8,870
KeyCorp
2.25%, 04/06/2027 30,000 31,387
2.55%, 10/01/2029 50,000 53,033
Morgan Stanley
0.86%, 10/21/2025
(h)
7,500 7,505
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 9,722
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 6,136
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 40,057
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 12,628
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 11,261
4.00%, 07/23/2025 5,000 5,566
4.88%, 11/01/2022 2,000 2,109
6.25%, 08/09/2026 4,000 4,972
PNC Bank NA
2.70%, 10/22/2029 53,000 56,870
2.95%, 02/23/2025 10,000 10,757
3.10%, 10/25/2027 4,750 5,247
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 15,559
Secured Overnight Financing Rate + 0.98%
6.75%, 11/01/2021
(i)
19,800 19,843
3 Month USD LIBOR + 3.68%

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
2.64%, 09/17/2029
(h)
$ 52,000 $ 54,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,870
3.30%, 05/15/2026 5,000 5,518
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,529
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 9,500 9,596
US Bancorp
2.95%, 07/15/2022 5,000 5,119
3.00%, 03/15/2022 2,000 2,030
3.00%, 07/30/2029 6,000 6,573
3.15%, 04/27/2027 3,800 4,207
3.60%, 09/11/2024 12,000 13,063
3.90%, 04/26/2028 5,000 5,802
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,827
2.80%, 01/27/2025 7,000 7,513
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 33,462
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(h)
32,000 34,196
Secured Overnight Financing Rate + 1.43%
3.07%, 01/24/2023 16,000 16,221
$ 1,172,637
Beverages - 0 .65%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 42,300
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 26,180
$ 68,480
Biotechnology - 1 .98%
Amgen Inc
2.20%, 02/21/2027 11,500 12,092
2.45%, 02/21/2030 40,000 41,856
3.63%, 05/15/2022 8,000 8,141
Biogen Inc
2.25%, 05/01/2030 65,000 66,207
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,770
2.60%, 10/01/2040 19,000 18,894
3.50%, 02/01/2025 10,000 10,836
3.65%, 03/01/2026 21,000 23,273
4.40%, 12/01/2021 9,900 9,932
$ 210,001
Chemicals - 0 .73%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 25,152
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,918
3.60%, 08/15/2026 43,000 47,513
$ 77,583
Commercial Services - 0 .31%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
7,000 7,237
4.50%, 08/16/2021
(g)
6,000 6,009
7.00%, 10/15/2037
(g)
13,000 19,743
$ 32,989
Computers - 0 .99%
Apple Inc
1.13%, 05/11/2025 10,000 10,132
2.05%, 09/11/2026 30,000 31,508
2.38%, 02/08/2041 20,000 19,700
2.40%, 05/03/2023 14,650 15,191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
3.20%, 05/11/2027 $ 13,000 $ 14,419
3.25%, 02/23/2026 13,000 14,302
$ 105,252
Credit Card Asset Backed Securities - 1 .26%
American Express Credit Account Master Trust
0.33%, 04/15/2024 35,000 35,010
1.00 x 1 Month USD LIBOR + 0.24%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,971
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 55,540
$ 133,521
Diversified Financial Services - 0 .45%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 8,203
5.13%, 01/20/2023 1,500 1,599
6.25%, 01/15/2036 10,325 14,073
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 21,714
4.85%, 01/15/2027 1,750 2,050
$ 47,639
Electric - 9 .38%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 25,918
Alabama Power Co
1.45%, 09/15/2030 25,000 24,347
3.13%, 07/15/2051 19,000 20,251
3.45%, 10/01/2049 42,000 47,171
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,498
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,431
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 22,951
4.05%, 04/15/2025 10,000 11,132
Black Hills Corp
2.50%, 06/15/2030 15,000 15,551
3.05%, 10/15/2029 39,500 42,808
3.15%, 01/15/2027 7,500 8,080
4.35%, 05/01/2033 8,000 9,487
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 11,545
Entergy Corp
2.40%, 06/15/2031 24,000 24,424
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 18,809
3.25%, 04/01/2028 12,000 13,246
4.20%, 09/01/2048 31,000 38,673
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,219
3.15%, 10/01/2049 25,000 27,618
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,831
3.50%, 09/30/2049 66,000 72,830
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,267
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 10,263
4.30%, 01/15/2029
(g)
14,000 15,940
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 22,209
Nevada Power Co
2.40%, 05/01/2030 20,500 21,341
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,400

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN
2.90%, 03/01/2050 $ 18,500 $ 19,419
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,780
2.95%, 04/01/2025 7,000 7,499
3.10%, 09/15/2049 33,500 36,010
4.10%, 11/15/2048 5,000 6,253
5.75%, 03/15/2029 21,000 26,666
PacifiCorp
5.25%, 06/15/2035 5,750 7,531
6.25%, 10/15/2037 2,500 3,604
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 18,180
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 11,590
3.20%, 03/01/2050 15,000 16,696
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,768 6,190
5.38%, 06/30/2035
(g)
20,425 23,507
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 24,491
2.75%, 10/01/2026 10,000 10,726
3.55%, 02/15/2022 12,900 13,013
3.85%, 02/01/2048 12,500 14,034
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 11,221
TransAlta Corp
4.50%, 11/15/2022 19,650 20,230
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,148
3.25%, 05/01/2051 18,000 19,284
3.85%, 03/15/2023 19,900 20,803
4.85%, 12/01/2048 7,000 9,236
5.15%, 11/15/2021 3,000 3,007
Xcel Energy Inc
2.60%, 12/01/2029 32,000 33,890
3.50%, 12/01/2049 24,000 26,686
$ 995,934
Electronics - 0 .49%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 51,650
Environmental Control - 0 .56%
Republic Services Inc
1.75%, 02/15/2032 29,500 28,790
2.30%, 03/01/2030 16,500 17,043
3.20%, 03/15/2025 13,000 13,941
$ 59,774
Food - 0 .22%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 23,240
Gas - 0 .44%
NiSource Inc
2.95%, 09/01/2029 29,000 31,132
3.60%, 05/01/2030 14,000 15,670
$ 46,802
Healthcare - Services - 0 .64%
HCA Inc
4.13%, 06/15/2029 14,000 15,979
5.63%, 09/01/2028 2,000 2,405
5.88%, 05/01/2023 4,500 4,871
7.50%, 11/06/2033 1,950 2,757
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 9,212
2.88%, 08/15/2029 15,000 16,382
3.50%, 08/15/2039 14,000 15,928
$ 67,534
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 3 .40%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 $ 36,500 $ 36,115
1.85%, 03/12/2030 8,000 8,176
2.50%, 01/15/2051 12,500 11,947
2.85%, 10/15/2050 30,500 31,260
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,344
3.75%, 08/15/2021
(j)
5,000 5,006
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 34,982
4.50%, 08/15/2028 39,500 45,750
5.50%, 09/01/2022 5,000 5,270
First American Financial Corp
2.40%, 08/15/2031
(k)
22,000 21,782
4.00%, 05/15/2030 28,000 31,613
4.30%, 02/01/2023 21,800 22,950
4.60%, 11/15/2024 5,000 5,545
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 53,801
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 23,593
3.88%, 03/27/2028 7,000 8,083
4.50%, 11/16/2021 7,000 7,085
$ 361,302
Internet - 1 .02%
Amazon.com Inc
2.80%, 08/22/2024 44,000 46,892
2.88%, 05/12/2041 20,000 21,035
4.05%, 08/22/2047 32,650 40,343
$ 108,270
Iron & Steel - 0 .15%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 16,127
Lodging - 0 .55%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 45,838
3.70%, 01/15/2031 11,000 12,062
$ 57,900
Media - 1 .83%
Comcast Corp
2.65%, 02/01/2030 33,000 35,066
3.30%, 02/01/2027 10,000 11,046
3.95%, 10/15/2025 15,000 16,822
4.25%, 10/15/2030 4,500 5,346
6.45%, 03/15/2037 1,800 2,651
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,923
4.13%, 05/15/2029 22,000 25,006
5.30%, 05/15/2049 13,000 16,719
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 10,191
6.75%, 06/15/2039 6,000 8,526
7.30%, 07/01/2038 7,750 11,375
Walt Disney Co/The
2.00%, 09/01/2029 28,000 28,705
6.40%, 12/15/2035 8,900 13,211
$ 194,587
Oil & Gas - 2 .09%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,296
3.12%, 05/04/2026 10,000 10,899
3.41%, 02/11/2026 13,000 14,285
3.94%, 09/21/2028 13,000 14,945
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,203

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Canadian Natural Resources Ltd
2.05%, 07/15/2025 $ 9,000 $ 9,276
3.80%, 04/15/2024 35,000 37,556
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,846
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 10,016
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,650
Phillips 66
1.30%, 02/15/2026 11,500 11,525
4.30%, 04/01/2022 28,000 28,733
Suncor Energy Inc
2.80%, 05/15/2023 16,500 17,150
3.60%, 12/01/2024 18,000 19,464
4.00%, 11/15/2047 4,500 5,142
9.25%, 10/15/2021 9,475 9,645
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,479
$ 222,110
Oil & Gas Services - 0 .44%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,334
4.00%, 12/21/2025
(g)
33,000 36,824
$ 47,158
Other Asset Backed Securities - 1 .87%
Drug Royalty III LP 1
1.73%, 10/15/2031
(g)
1,735 1,718
1.00 x 3 Month USD LIBOR + 1.60%
4.27%, 10/15/2031
(g)
2,230 2,288
PFS Financing Corp
0.64%, 09/15/2023
(g)
40,000 40,012
1.00 x 1 Month USD LIBOR + 0.55%
0.64%, 04/15/2024
(g)
13,000 13,034
1.00 x 1 Month USD LIBOR + 0.55%
0.71%, 04/15/2026
(g)
14,000 14,013
0.78%, 08/15/2026
(g)
39,000 38,974
Trafigura Securitisation Finance PLC 2021-1
0.61%, 01/15/2025
(g)
37,500 37,500
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Owner Trust 2019-C
0.50%, 04/22/2024 42,500 42,617
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,522
$ 198,678
Packaging & Containers - 0 .10%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,220
6.88%, 07/15/2033
(g)
6,900 8,832
$ 11,052
Pharmaceuticals - 2 .28%
AbbVie Inc
2.15%, 11/19/2021 33,000 33,193
2.30%, 11/21/2022 18,000 18,455
2.90%, 11/06/2022 15,000 15,469
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 12,543
1.45%, 11/13/2030 10,000 9,807
3.20%, 06/15/2026 20,000 22,025
3.40%, 07/26/2029 27,000 30,582
3.45%, 11/15/2027 9,000 10,148
3.90%, 02/20/2028 10,500 12,176
CVS Health Corp
1.30%, 08/21/2027 14,000 13,906
3.00%, 08/15/2026 17,000 18,458
4.30%, 03/25/2028 13,000 15,052
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
5.05%, 03/25/2048 $ 23,000 $ 30,644
$ 242,458
Pipelines - 1 .77%
ANR Pipeline Co
9.63%, 11/01/2021 900 920
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,635
4.15%, 07/01/2023 10,000 10,331
4.35%, 10/15/2024 8,000 8,380
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,424
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,592
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 15,640
4.88%, 08/15/2027
(g)
43,000 49,623
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 15,285
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 14,467
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,889
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,982
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,762
7.25%, 08/15/2038 10,000 15,422
$ 188,352
REITs - 9 .87%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 12,583
2.00%, 05/18/2032 14,000 13,936
2.75%, 12/15/2029 14,500 15,372
3.38%, 08/15/2031 30,000 33,551
4.30%, 01/15/2026 9,900 11,158
4.90%, 12/15/2030 4,250 5,255
American Tower Corp
1.88%, 10/15/2030 20,000 19,639
2.10%, 06/15/2030 3,000 3,002
2.40%, 03/15/2025 7,000 7,327
2.75%, 01/15/2027 53,000 56,420
2.95%, 01/15/2051 10,000 9,840
3.38%, 10/15/2026 5,000 5,467
CBL & Associates LP
0.00%, 12/15/2026
(d)
13,750 7,786
Crown Castle International Corp
2.25%, 01/15/2031 13,000 13,036
2.90%, 04/01/2041 30,000 29,612
3.10%, 11/15/2029 8,000 8,609
4.00%, 11/15/2049 17,000 19,394
4.30%, 02/15/2029 13,000 15,114
CubeSmart LP
2.00%, 02/15/2031 26,000 25,830
3.00%, 02/15/2030 18,000 19,269
4.00%, 11/15/2025 5,000 5,528
4.38%, 12/15/2023 8,000 8,624
4.38%, 02/15/2029 2,000 2,309
Duke Realty LP
2.88%, 11/15/2029 12,500 13,376
3.25%, 06/30/2026 5,000 5,457
3.38%, 12/15/2027 25,000 27,725
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 9,166
3.63%, 01/15/2028 3,500 3,882
3.88%, 05/01/2025 5,000 5,468

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthpeak Properties Inc
2.88%, 01/15/2031 $ 7,000 $ 7,470
3.00%, 01/15/2030 50,000 54,251
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 47,858
3.63%, 10/01/2029 32,000 34,593
4.75%, 01/15/2028 7,000 8,006
5.25%, 01/15/2026 8,000 9,167
Physicians Realty LP
4.30%, 03/15/2027 22,400 25,728
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 46,560
2.33%, 07/15/2052
(g)
10,000 10,479
2.84%, 01/15/2050
(g)
30,000 31,295
Service Properties Trust
4.35%, 10/01/2024 12,000 12,081
4.50%, 06/15/2023 5,000 5,113
4.65%, 03/15/2024
(j)
5,650 5,749
4.95%, 02/15/2027 5,900 5,797
5.00%, 08/15/2022 14,650 14,848
Simon Property Group LP
2.00%, 09/13/2024 32,000 33,251
2.75%, 02/01/2023 7,000 7,206
STORE Capital Corp
2.75%, 11/18/2030 18,500 19,037
4.63%, 03/15/2029 33,500 38,890
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,514
3.85%, 04/01/2027 21,000 23,682
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,866
Welltower Inc
2.70%, 02/15/2027 12,000 12,830
2.75%, 01/15/2031 7,000 7,359
3.10%, 01/15/2030 23,000 24,805
4.13%, 03/15/2029 6,000 6,910
4.25%, 04/15/2028 4,000 4,625
4.50%, 01/15/2024 5,000 5,426
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 58,244
WP Carey Inc
2.40%, 02/01/2031 21,000 21,449
3.85%, 07/15/2029 30,000 33,776
$ 1,048,600
Savings & Loans - 0 .06%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,662
Semiconductors - 0 .47%
NVIDIA Corp
2.00%, 06/15/2031 19,000 19,336
2.85%, 04/01/2030 14,000 15,309
3.50%, 04/01/2040 13,000 14,898
$ 49,543
Software - 0 .59%
Oracle Corp
2.50%, 05/15/2022 35,000 35,473
2.95%, 05/15/2025 25,900 27,642
$ 63,115
Telecommunications - 2 .16%
Corning Inc
4.75%, 03/15/2042 4,650 5,925
5.45%, 11/15/2079 43,500 63,240
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 18,152
Qwest Corp
6.75%, 12/01/2021 20,800 21,190
Sprint Corp
7.88%, 09/15/2023 7,750 8,768
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(g)
$ 2,406 $ 2,415
5.15%, 03/20/2028
(g)
34,500 39,734
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 10,225
2.55%, 02/15/2031 20,000 20,473
3.00%, 02/15/2041 39,000 39,258
$ 229,380
Transportation - 0 .77%
Ryder System Inc
2.90%, 12/01/2026 51,000 55,010
3.35%, 09/01/2025 25,000 27,168
$ 82,178
Trucking & Leasing - 1 .00%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,939
1.70%, 06/15/2026
(g)
39,000 39,543
2.70%, 11/01/2024
(g)
28,000 29,474
3.45%, 07/01/2024
(g)
9,000 9,646
4.88%, 07/11/2022
(g)
5,500 5,724
$ 106,326
TOTAL BONDS $ 6,616,663
SENIOR FLOATING RATE INTERESTS
- 0 .54%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(l)
$ 9,451 $ 9,321
3 Month USD LIBOR + 2.00%
Software - 0 .45%
Ivanti Software Inc
5.75%, 11/22/2027
(l)
47,880 47,780
1 Month USD LIBOR + 4.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 57,101
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34 .23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .72%
3.00%, 10/01/2042 $ 5,840 $ 6,284
3.00%, 10/01/2042 5,924 6,336
3.00%, 11/01/2042 6,100 6,534
3.00%, 06/01/2043 6,023 6,441
3.00%, 12/01/2046 10,379 11,081
3.00%, 07/01/2047 7,983 8,431
3.50%, 04/01/2042 3,806 4,141
3.50%, 04/01/2045 5,209 5,706
3.50%, 03/01/2048 11,876 13,002
4.00%, 02/01/2046 7,996 8,819
9.00%, 01/01/2025 1 1
$ 76,776
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .85%
2.00%, 10/01/2050 50,200 51,413
2.00%, 11/01/2050 50,471 51,668
2.00%, 12/01/2050 50,696 51,919
2.00%, 12/01/2050 50,660 51,882
2.50%, 09/01/2050 47,420 49,731
2.50%, 10/01/2050 48,376 50,597
2.50%, 10/01/2050 46,924 49,026
2.50%, 10/01/2050 48,437 50,664
2.50%, 11/01/2050 45,920 48,075
2.50%, 11/01/2050 47,100 49,412
2.50%, 11/01/2050 49,039 51,452
2.50%, 11/01/2050 48,007 50,522
2.50%, 11/01/2050 49,575 51,858
3.00%, 03/01/2042 3,891 4,162
3.00%, 03/01/2042 4,214 4,507
3.00%, 05/01/2042 4,485 4,796

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2042 $ 3,774 $ 4,019
3.00%, 06/01/2042 4,082 4,348
3.00%, 08/01/2049 27,799 29,559
3.00%, 09/01/2049 21,175 22,251
3.00%, 10/01/2049 22,991 24,177
3.00%, 10/01/2049 26,714 28,206
3.00%, 10/01/2049 30,040 31,827
3.00%, 11/01/2049 28,642 30,090
3.00%, 11/01/2049 22,908 24,192
3.00%, 11/01/2049 30,172 32,117
3.00%, 03/01/2050 29,540 31,279
3.00%, 04/01/2050 33,311 35,514
3.00%, 09/01/2050 38,942 40,891
3.50%, 12/01/2040 3,065 3,342
3.50%, 01/01/2042 3,005 3,286
3.50%, 02/01/2043 6,178 6,761
3.50%, 03/01/2045 5,527 6,054
3.50%, 06/01/2045 8,059 8,792
3.50%, 07/01/2045 5,908 6,427
3.50%, 11/01/2045 6,476 6,976
3.50%, 06/01/2046 24,197 26,226
3.50%, 08/01/2047 14,741 15,700
3.50%, 11/01/2047 8,141 8,677
3.50%, 12/01/2047 16,433 17,486
3.50%, 09/01/2048 4,953 5,257
3.50%, 06/01/2049 11,197 11,851
3.50%, 07/01/2049 17,888 18,945
3.50%, 09/01/2049 51,229 54,223
3.50%, 09/01/2049 19,376 20,514
3.50%, 09/01/2049 16,427 17,401
3.50%, 11/01/2049 19,273 20,418
3.50%, 11/01/2049 24,853 26,544
3.50%, 12/01/2049 25,370 26,868
3.50%, 06/01/2050 43,821 46,321
3.50%, 08/01/2050 54,186 58,197
3.50%, 10/01/2050 57,219 60,648
3.50%, 01/01/2051 40,364 42,722
4.00%, 09/01/2040 2,944 3,240
4.00%, 08/01/2043 4,272 4,700
4.00%, 08/01/2043 4,631 5,114
4.00%, 11/01/2043 5,959 6,605
4.00%, 11/01/2043 3,742 4,109
4.00%, 02/01/2044 5,523 6,097
4.00%, 07/01/2044 1,903 2,079
4.00%, 11/01/2044 3,951 4,329
4.00%, 09/01/2045 9,665 10,668
4.00%, 06/01/2046 19,366 21,239
4.00%, 08/01/2046 6,309 6,866
4.00%, 01/01/2047 5,089 5,468
4.00%, 08/01/2047 5,413 5,818
4.00%, 09/01/2048 10,186 10,889
4.00%, 10/01/2048 4,815 5,144
4.00%, 03/01/2049 49,135 52,377
4.00%, 04/01/2049 53,134 56,640
4.00%, 07/01/2049 13,603 14,523
4.00%, 08/01/2049 59,228 63,345
4.00%, 09/01/2049 13,825 14,854
4.00%, 10/01/2049 25,408 27,483
4.00%, 12/01/2049 53,079 56,999
4.00%, 01/01/2050 37,690 40,248
4.50%, 12/01/2040 3,259 3,640
4.50%, 06/01/2046 22,627 25,225
4.50%, 05/01/2047 4,255 4,625
4.50%, 05/01/2047 5,242 5,704
4.50%, 02/01/2049 4,474 4,820
6.50%, 04/01/2032 2 3
$ 2,002,641
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 0 .22%
3.00%, 02/20/2046 $ 21,845 $ 23,214
U.S. Treasury - 14 .44%
0.63%, 08/15/2030 40,000 38,066
0.88%, 11/15/2030 40,000 38,838
1.13%, 02/28/2025 40,000 40,928
1.13%, 02/28/2027 40,000 40,741
1.13%, 08/15/2040 40,000 35,616
1.25%, 08/31/2024 40,000 41,077
1.38%, 08/31/2023 40,000 40,975
1.38%, 08/15/2050 40,000 35,133
1.50%, 11/30/2021 40,000 40,190
1.50%, 08/15/2026 40,000 41,562
1.50%, 02/15/2030 40,000 41,152
1.63%, 11/15/2022 40,000 40,783
1.63%, 02/15/2026 40,000 41,766
1.63%, 08/15/2029 40,000 41,636
1.75%, 05/15/2022 40,000 40,525
1.75%, 11/15/2029 40,000 42,030
1.88%, 08/31/2022 40,000 40,769
2.00%, 11/15/2026 40,000 42,592
2.13%, 05/15/2025 40,000 42,420
2.25%, 11/15/2024 40,000 42,398
2.25%, 08/15/2027 40,000 43,283
2.25%, 11/15/2027 40,000 43,317
2.25%, 08/15/2046 40,000 42,862
2.25%, 08/15/2049 40,000 43,009
2.38%, 02/29/2024 40,000 42,150
2.63%, 02/28/2023 40,000 41,564
2.63%, 02/15/2029 40,000 44,545
2.75%, 11/15/2023 40,000 42,297
2.75%, 02/15/2028 40,000 44,617
2.75%, 08/15/2047 35,000 41,223
2.88%, 08/15/2028 40,000 45,113
2.88%, 05/15/2049 20,000 24,263
3.00%, 09/30/2025 40,000 43,997
3.00%, 11/15/2045 35,000 42,760
3.13%, 11/15/2028 40,000 45,898
3.63%, 02/15/2044 35,000 46,599
3.75%, 11/15/2043 35,000 47,328
$ 1,534,022
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,636,653
Total Investments $ 10,647,813
Other Assets and Liabilities -  (0.24)% (25,252)
TOTAL NET ASSETS - 100.00% $ 10,622,561
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,198 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $866,430 or 8.16% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Core Fixed Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,952 or 0.07% of net assets.
(k) Security purchased on a when-issued basis.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .82%
Mortgage Securities 19 .79%
Government 14 .44%
Utilities 9 .82%
Consumer, Non-cyclical 6 .08%
Communications 5 .01%
Energy 4 .52%
Asset Backed Securities 3 .96%
Industrial 3 .15%
Money Market Funds 2 .82%
Technology 2 .50%
Consumer, Cyclical 2 .45%
Basic Materials 0 .88%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 646,517 $ 2,756,189 $ 3,106,048 $ 296,658
$ 646,517 $ 2,756,189 $ 3,106,048 $ 296,658
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 24,188 0.23%
Total $ 24,188 0.23%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 14 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 4 .74%
iShares iBoxx High Yield Corporate Bond ETF
(a)
160,000 $ 14,054
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
180,200 19,781
$ 33,835
Money Market Funds - 9 .81%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
13,682,407 13,683
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
56,422,430 56,422
$ 70,105
TOTAL INVESTMENT COMPANIES $ 103,940
COMMON STOCKS - 0 .13 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(e)
3,500 $ —
Oil & Gas - 0 .12%
EP Energy Corp
(e)
8,800 871
Mesquite Energy Inc
(e),(f)
407 2
$ 873
Retail - 0 .01%
Claire's Holdings LLC
(e)
232 43
TOTAL COMMON STOCKS $ 916
PREFERRED STOCKS - 0 .54 % Shares Held Value (000's)
Sovereign - 0 .54%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,857
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,857
BONDS - 60 .11%
Principal
Amount (000's) Value (000's)
Advertising - 0 .41%
Omnicom Group Inc
2.60%, 08/01/2031 $ 2,860 $ 2,960
Aerospace & Defense - 1 .77%
Boeing Co/The
1.95%, 02/01/2024 3,840 3,938
2.20%, 02/04/2026 1,780 1,796
2.80%, 03/01/2024 845 883
3.75%, 02/01/2050 1,140 1,185
4.88%, 05/01/2025 845 948
Raytheon Technologies Corp
4.45%, 11/16/2038 715 885
4.50%, 06/01/2042 710 905
5.40%, 05/01/2035 215 288
SSL Robotics LLC
9.75%, 12/31/2023
(h)
107 118
TransDigm Inc
4.88%, 05/01/2029
(h)
210 210
6.25%, 03/15/2026
(h)
125 131
7.50%, 03/15/2027 530 561
8.00%, 12/15/2025
(h)
210 226
Triumph Group Inc
8.88%, 06/01/2024
(h)
538 596
$ 12,670
Agriculture - 0 .11%
Reynolds American Inc
5.70%, 08/15/2035 635 785
Airlines - 0 .72%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(h)
80 86
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(h)
3,208 3,449
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(h)
700 734
Southwest Airlines Co
4.75%, 05/04/2023 200 214
5.25%, 05/04/2025 605 691
$ 5,174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 2 .59%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 438 $ 439
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 902 903
CarMax Auto Owner Trust 2020-3
0.34%, 06/15/2023 343 343
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 1,829 1,830
Drive Auto Receivables Trust 2020-2
0.62%, 07/17/2023 12 12
1.00 x 1 Month USD LIBOR + 0.53%
Drive Auto Receivables Trust 2021-1
0.36%, 12/15/2023 2,042 2,043
Ford Credit Auto Lease Trust 2020-B
0.35%, 12/15/2022 654 654
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 351 351
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 697 697
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 781 781
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 699 700
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 1,005 1,005
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,484 1,485
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 476 476
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 326 327
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 1,257 1,258
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 1,500 1,500
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(h)
454 455
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(h)
510 512
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 1,252 1,253
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 1,461 1,463
$ 18,487
Automobile Manufacturers - 1 .49%
BMW US Capital LLC
3.80%, 04/06/2023
(h)
695 734
3.90%, 04/09/2025
(h)
1,250 1,378
Ford Motor Co
8.50%, 04/21/2023 255 283
9.00%, 04/22/2025 570 702
9.63%, 04/22/2030 45 65
Ford Motor Credit Co LLC
3.35%, 11/01/2022 570 583
3.38%, 11/13/2025 455 475
4.25%, 09/20/2022 1,330 1,366
4.54%, 08/01/2026 375 407
5.13%, 06/16/2025 215 237
General Motors Co
4.88%, 10/02/2023 1,715 1,865
6.25%, 10/02/2043 525 732

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
1.25%, 01/08/2026 $ 1,100 $ 1,099
3.45%, 01/14/2022 730 738
$ 10,664
Automobile Parts & Equipment - 0 .10%
Tenneco Inc
5.13%, 04/15/2029
(h)
25 26
7.88%, 01/15/2029
(h)
625 706
$ 732
Banks - 9 .53%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(g),(h),(i),(j)
300 362
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,688
Bank of America Corp
2.68%, 06/19/2041
(i)
1,635 1,614
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
2,361 2,464
Secured Overnight Financing Rate + 1.32%
2.83%, 10/24/2051
(i)
670 658
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(i)
425 451
3 Month USD LIBOR + 1.19%
2.97%, 07/21/2052
(i)
1,800 1,818
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(i)
440 477
3 Month USD LIBOR + 1.18%
4.20%, 08/26/2024 435 477
4.30%, 01/28/2025
(g),(i)
400 413
3 Month USD LIBOR + 2.66%
Barclays PLC
1.01%, 12/10/2024
(i)
750 753
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.85%, 05/07/2026
(i)
1,100 1,167
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 575
7.75%, 09/15/2023
(g),(i),(j)
835 915
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(h),(i)
800 828
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 255 266
Citigroup Inc
3.11%, 04/08/2026
(i)
1,125 1,205
Secured Overnight Financing Rate + 2.84%
3.52%, 10/27/2028
(i)
2,660 2,930
3 Month USD LIBOR + 1.15%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,771
Credit Suisse Group AG
2.19%, 06/05/2026
(h),(i)
1,500 1,544
Secured Overnight Financing Rate + 2.04%
4.19%, 04/01/2031
(h),(i)
250 285
Secured Overnight Financing Rate + 3.73%
4.88%, 05/15/2045 375 484
Danske Bank A/S
3.00%, 09/20/2022
(h),(i)
2,250 2,257
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(i),(j)
695 728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(i)
$ 1,700 $ 1,745
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.85%, 01/26/2027 2,403 2,661
6.75%, 10/01/2037 465 688
HSBC Holdings PLC
2.80%, 05/24/2032
(i)
1,000 1,037
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 840 908
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
(h),(i),(j)
500 495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
1,435 1,488
Secured Overnight Financing Rate + 1.85%
3.33%, 04/22/2052
(i)
1,575 1,712
Secured Overnight Financing Rate + 1.58%
3.96%, 11/15/2048
(i)
105 124
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 835 1,121
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 2,059
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(i)
1,500 1,501
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(i)
5,000 4,944
Secured Overnight Financing Rate + 0.72%
3.62%, 04/01/2031
(i)
380 427
Secured Overnight Financing Rate + 3.12%
4.35%, 09/08/2026 2,000 2,278
5.00%, 11/24/2025 995 1,149
6.38%, 07/24/2042 130 201
Popular Inc
6.13%, 09/14/2023 145 156
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,181
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(i)
1,400 1,462
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(h),(i)
2,000 2,027
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(h),(i)
1,020 1,070
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(g),(h),(i),(j)
510 559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 915 934
UBS Group AG
1.01%, 07/30/2024
(h),(i)
710 715
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
(h),(i)
460 459
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
UniCredit SpA
1.98%, 06/03/2027
(h),(i)
2,400 2,406
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.39%, 06/02/2028
(i)
$ 1,500 $ 1,570
Secured Overnight Financing Rate + 2.10%
3.75%, 01/24/2024 500 538
4.40%, 06/14/2046 465 568
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,606
$ 68,058
Beverages - 0 .95%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 943
4.90%, 02/01/2046 1,320 1,692
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,521
Central American Bottling Corp
5.75%, 01/31/2027
(h)
210 219
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,386
Corp Lindley SA
6.75%, 11/23/2021
(h)
4 3
6.75%, 11/23/2021 4 4
$ 6,768
Building Materials - 0 .79%
Carrier Global Corp
2.24%, 02/15/2025 390 408
Cemex SAB de CV
3.88%, 07/11/2031
(h)
1,025 1,061
5.20%, 09/17/2030
(h)
450 493
Masco Corp
1.50%, 02/15/2028 1,600 1,586
Patrick Industries Inc
4.75%, 05/01/2029
(h)
455 464
7.50%, 10/15/2027
(h)
420 457
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(h)
935 998
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(h)
195 207
$ 5,674
Chemicals - 0 .88%
Alpek SAB de CV
3.25%, 02/25/2031
(h)
600 609
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
250 264
CF Industries Inc
4.95%, 06/01/2043 310 382
5.15%, 03/15/2034 402 498
Consolidated Energy Finance SA
3.87%, 06/15/2022
(h)
250 248
3 Month USD LIBOR + 3.75%
DuPont de Nemours Inc
5.32%, 11/15/2038 525 701
5.42%, 11/15/2048 100 142
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 289
Element Solutions Inc
3.88%, 09/01/2028
(h)
902 920
Equate Petrochemical BV
2.63%, 04/28/2028
(h)
250 253
LYB International Finance III LLC
2.88%, 05/01/2025 575 614
MEGlobal Canada ULC
5.88%, 05/18/2030 550 682
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(h)
$ 575 $ 585
Tronox Inc
6.50%, 05/01/2025
(h)
115 122
$ 6,309
Commercial Mortgage Backed Securities - 1 .75%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 530
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,652
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(h),(k)
500 474
GS Mortgage Securities Trust 2012-GCJ7
1.79%, 05/10/2045
(k),(l)
4,786 23
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(k)
800 821
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,643
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.43%, 08/15/2046
(h),(k)
800 799
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.47%, 12/15/2047
(k),(l)
8,122 114
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.80%, 02/15/2047
(k)
2,700 2,643
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.66%, 04/15/2047
(k),(l)
19,592 306
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.70%, 11/15/2047
(k),(l)
7,457 161
3.70%, 11/15/2047
(h),(k)
725 470
LB-UBS Commercial Mortgage Trust 2005-C3
0.58%, 07/15/2040
(h),(k),(l)
1,013 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.29%, 08/15/2046
(k),(l)
17,930 74
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.98%, 06/15/2047
(k),(l)
18,749 392
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.03%, 10/15/2030
(h),(k),(l)
21,315 160
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.58%, 12/10/2045
(h),(k),(l)
18,076 239
$ 12,501
Commercial Services - 0 .30%
ADT Security Corp/The
4.13%, 08/01/2029
(h)
100 101
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 406
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(h)
350 340
6.25%, 01/15/2028
(h)
325 339
United Rentals North America Inc
3.88%, 02/15/2031 400 412
4.88%, 01/15/2028 414 437
5.88%, 09/15/2026 95 98
$ 2,133
Computers - 0 .17%
Dell International LLC / EMC Corp
5.45%, 06/15/2023 570 616

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Corp
5.13%, 04/15/2029
(h)
$ 550 $ 573
$ 1,189
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(h)
175 177
Credit Card Asset Backed Securities - 0 .46%
Barclays Dryrock Issuance Trust
0.42%, 07/15/2024 3,250 3,251
1.00 x 1 Month USD LIBOR + 0.33%
Diversified Financial Services - 2 .13%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
505 530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,965
4.50%, 09/15/2023 1,670 1,787
Air Lease Corp
1.88%, 08/15/2026 1,325 1,337
2.88%, 01/15/2026 1,495 1,581
3.38%, 07/01/2025 890 959
Ally Financial Inc
4.63%, 03/30/2025 650 728
5.80%, 05/01/2025 1,075 1,250
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(h),(k),(m)
200 163
Brookfield Finance Inc
4.00%, 04/01/2024 685 742
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
155 160
6.63%, 03/15/2026 865 913
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(h),(k),(m)
692 696
ILFC E-Capital Trust II
3.91%, 12/21/2065
(h),(k)
155 131
OneMain Finance Corp
5.63%, 03/15/2023 190 201
6.63%, 01/15/2028 490 566
6.88%, 03/15/2025 400 454
8.88%, 06/01/2025 55 60
$ 15,223
Electric - 2 .13%
Avangrid Inc
3.20%, 04/15/2025 1,115 1,201
CMS Energy Corp
3.00%, 05/15/2026 275 297
4.70%, 03/31/2043 110 135
Commonwealth Edison Co
4.00%, 03/01/2049 405 503
Dominion Energy Inc
4.25%, 06/01/2028 475 552
DTE Electric Co
3.95%, 03/01/2049 100 123
DTE Energy Co
1.05%, 06/01/2025 150 151
3.40%, 06/15/2029 654 727
Elwood Energy LLC
8.16%, 07/05/2026 75 80
Enel Chile SA
4.88%, 06/12/2028 630 725
Engie Energia Chile SA
3.40%, 01/28/2030
(h)
500 515
Entergy Corp
1.90%, 06/15/2028 1,204 1,223
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
3.25%, 03/15/2051 $ 1,609 $ 1,694
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 228
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
65 68
NRG Energy Inc
7.25%, 05/15/2026 180 187
Oryx Funding Ltd
5.80%, 02/03/2031
(h)
350 369
5.80%, 02/03/2031 200 211
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,758
4.20%, 06/01/2041 535 523
Public Service Co of Colorado
1.88%, 06/15/2031 1,690 1,703
Southern California Edison Co
4.20%, 03/01/2029 460 524
4.88%, 03/01/2049 500 600
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 278
Tucson Electric Power Co
4.85%, 12/01/2048 100 132
Virginia Electric and Power Co
4.60%, 12/01/2048 95 126
Vistra Operations Co LLC
4.38%, 05/01/2029
(h)
575 589
$ 15,222
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(h)
270 290
7.25%, 06/15/2028
(h)
625 696
$ 986
Electronics - 0 .14%
Imola Merger Corp
4.75%, 05/15/2029
(h)
255 263
Sensata Technologies BV
4.00%, 04/15/2029
(h)
655 672
Sensata Technologies Inc
3.75%, 02/15/2031
(h)
52 53
$ 988
Energy - Alternate Sources - 0 .09%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(h)
275 274
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(h)
400 397
$ 671
Engineering & Construction - 0 .30%
ATP Tower Holdings LLC / Andean Tower
Partners Colombia SAS / Andean Telecom Par
4.05%, 04/27/2026
(h)
350 359
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(h)
515 529
MasTec Inc
4.50%, 08/15/2028
(a),(h)
660 696
Mexico City Airport Trust
4.25%, 10/31/2026
(h)
500 540
$ 2,124
Entertainment - 0 .34%
Boyne USA Inc
4.75%, 05/15/2029
(h)
470 485
Caesars Entertainment Inc
6.25%, 07/01/2025
(h)
993 1,047

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games International Inc
5.00%, 10/15/2025
(h)
$ 680 $ 698
8.63%, 07/01/2025
(h)
190 205
$ 2,435
Environmental Control - 0 .06%
Madison IAQ LLC
4.13%, 06/30/2028
(h)
445 446
Food - 1 .22%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(h)
120 123
4.63%, 01/15/2027
(h)
525 556
5.88%, 02/15/2028
(h)
355 380
Cencosud SA
4.38%, 07/17/2027
(h)
475 520
Fresh Market Inc/The
9.75%, 05/01/2023
(h)
315 324
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(h)
1,675 1,686
JBS USA Food Co
7.00%, 01/15/2026
(h)
200 212
Kraft Heinz Foods Co
3.75%, 04/01/2030 85 94
4.25%, 03/01/2031 495 571
4.38%, 06/01/2046 376 433
MARB BondCo PLC
3.95%, 01/29/2031 575 559
Minerva Luxembourg SA
4.38%, 03/18/2031
(h)
900 884
Pilgrim's Pride Corp
4.25%, 04/15/2031
(h)
740 787
Post Holdings Inc
4.50%, 09/15/2031
(h)
535 541
4.63%, 04/15/2030
(h)
215 219
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(h)
725 795
$ 8,684
Forest Products & Paper - 0 .17%
Inversiones CMPC SA
3.85%, 01/13/2030
(h)
500 535
Mercer International Inc
5.13%, 02/01/2029 440 448
Suzano Austria GmbH
3.75%, 01/15/2031 195 203
$ 1,186
Gas - 0 .12%
NiSource Inc
0.95%, 08/15/2025 885 880
Healthcare - Products - 0 .25%
Boston Scientific Corp
3.45%, 03/01/2024 785 839
4.55%, 03/01/2039 605 751
4.70%, 03/01/2049 145 190
$ 1,780
Healthcare - Services - 1 .23%
Centene Corp
2.63%, 08/01/2031
(n)
2,885 2,907
3.00%, 10/15/2030 535 556
4.25%, 12/15/2027 405 427
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(h)
25 26
6.00%, 01/15/2029
(h)
190 202
8.00%, 03/15/2026
(h)
130 139
8.00%, 12/15/2027
(h)
500 553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 765 $ 831
3.50%, 07/15/2051
(a)
1,570 1,621
5.88%, 05/01/2023 330 357
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(h)
850 898
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
110 113
7.50%, 04/01/2025
(h)
115 124
$ 8,754
Home Builders - 0 .43%
Beazer Homes USA Inc
6.75%, 03/15/2025 285 294
Empire Communities Corp
7.00%, 12/15/2025
(h)
535 564
Forestar Group Inc
3.85%, 05/15/2026
(h)
115 116
5.00%, 03/01/2028
(h)
755 787
KB Home
7.63%, 05/15/2023 110 118
Lennar Corp
4.75%, 05/30/2025 300 337
4.88%, 12/15/2023 125 136
LGI Homes Inc
4.00%, 07/15/2029
(h)
375 380
Picasso Finance Sub Inc
6.13%, 06/15/2025
(h)
319 338
$ 3,070
Home Equity Asset Backed Securities - 0 .09%
First NLC Trust 2005-1
0.58%, 05/25/2035 210 200
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.78%, 03/25/2035 250 174
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.85%, 02/25/2035 288 287
1.00 x 1 Month USD LIBOR + 0.77%
$ 661
Home Furnishings - 0 .10%
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(h)
695 727
Insurance - 2 .00%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
310 302
7.00%, 11/15/2025
(h)
225 228
AIA Group Ltd
3.20%, 09/16/2040
(h)
3,550 3,701
American International Group Inc
3.90%, 04/01/2026 85 95
4.50%, 07/16/2044 288 360
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 1,150
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 885
Athene Holding Ltd
3.95%, 05/25/2051 930 1,061
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 2,695 2,667
Markel Corp
3.35%, 09/17/2029 65 72
4.30%, 11/01/2047 350 422
Pricoa Global Funding I
3.45%, 09/01/2023
(h)
1,275 1,357

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XLIT Ltd
4.45%, 03/31/2025 $ 1,780 $ 2,003
$ 14,303
Internet - 1 .78%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 198
2.70%, 02/09/2041 1,375 1,321
Alphabet Inc
1.90%, 08/15/2040 1,010 937
2.05%, 08/15/2050 1,165 1,055
Amazon.com Inc
2.70%, 06/03/2060 1,150 1,129
B2W Digital Lux Sarl
4.38%, 12/20/2030
(h)
250 250
Baidu Inc
3.08%, 04/07/2025 300 319
4.38%, 05/14/2024 375 408
eBay Inc
3.65%, 05/10/2051 3,165 3,482
Expedia Group Inc
3.60%, 12/15/2023 495 526
Netflix Inc
4.38%, 11/15/2026 1,230 1,395
4.88%, 06/15/2030
(h)
305 367
Prosus NV
3.68%, 01/21/2030
(h)
325 342
Tencent Holdings Ltd
3.80%, 02/11/2025
(h)
250 272
3.98%, 04/11/2029
(h)
350 392
Uber Technologies Inc
7.50%, 09/15/2027
(h)
290 317
$ 12,710
Investment Companies - 0 .09%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(h)
530 550
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 109
$ 659
Iron & Steel - 1 .09%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(h)
770 831
CSN Inova Ventures
6.75%, 01/28/2028
(h)
485 535
CSN Resources SA
4.63%, 06/10/2031
(h)
1,075 1,112
Evraz PLC
5.25%, 04/02/2024
(h)
550 591
Nucor Corp
2.00%, 06/01/2025 220 229
Steel Dynamics Inc
2.40%, 06/15/2025 350 367
2.80%, 12/15/2024 2,050 2,166
Vale Overseas Ltd
3.75%, 07/08/2030 1,845 1,974
$ 7,805
Leisure Products & Services - 0 .23%
Life Time Inc
5.75%, 01/15/2026
(h)
865 880
NCL Corp Ltd
3.63%, 12/15/2024
(h)
85 81
10.25%, 02/01/2026
(h)
105 120
12.25%, 05/15/2024
(h)
505 596
$ 1,677
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .47%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(h)
$ 25 $ 26
5.75%, 05/01/2028
(h)
648 697
Marriott International Inc/MD
2.85%, 04/15/2031 1,615 1,654
3.60%, 04/15/2024 695 741
MGM Resorts International
6.00%, 03/15/2023 215 227
$ 3,345
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(h)
475 488
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 379
$ 867
Media - 2 .72%
AMC Networks Inc
4.75%, 08/01/2025 771 790
Cable Onda SA
4.50%, 01/30/2030
(h)
200 211
4.50%, 01/30/2030 250 264
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(h)
1,314 1,380
5.38%, 06/01/2029
(h)
120 131
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 1,194
3.70%, 04/01/2051 415 420
3.75%, 02/15/2028 1,490 1,657
3.90%, 06/01/2052 1,100 1,140
4.46%, 07/23/2022 1,445 1,492
4.80%, 03/01/2050 440 516
4.91%, 07/23/2025 485 551
6.48%, 10/23/2045 200 281
Comcast Corp
4.60%, 10/15/2038 1,240 1,560
CSC Holdings LLC
6.50%, 02/01/2029
(h)
540 596
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(h),(n)
135 140
DISH DBS Corp
5.88%, 11/15/2024 190 205
7.38%, 07/01/2028 720 779
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h)
740 757
Sirius XM Radio Inc
4.00%, 07/15/2028
(h)
755 779
Time Warner Cable LLC
5.50%, 09/01/2041 735 929
5.88%, 11/15/2040 780 1,020
UPC Holding BV
5.50%, 01/15/2028
(h)
790 831
ViacomCBS Inc
4.75%, 05/15/2025 235 266
Walt Disney Co/The
2.65%, 01/13/2031 65 69
3.50%, 05/13/2040 660 745
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
700 729
$ 19,432
Mining - 0 .69%
Corp Nacional del Cobre de Chile
3.75%, 01/15/2031
(h)
450 491
First Quantum Minerals Ltd
7.25%, 04/01/2023
(h)
200 204

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
(h)
$ 145 $ 157
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 189
4.63%, 08/01/2030 110 121
Glencore Funding LLC
3.00%, 10/27/2022
(h)
800 822
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(h)
300 355
Hudbay Minerals Inc
4.50%, 04/01/2026
(h)
215 219
6.13%, 04/01/2029
(h)
135 145
IAMGOLD Corp
5.75%, 10/15/2028
(h)
600 616
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(h)
300 366
Novelis Corp
3.88%, 08/15/2031
(h),(n)
350 354
4.75%, 01/30/2030
(h)
648 690
5.88%, 09/30/2026
(h)
175 181
$ 4,910
Mortgage Backed Securities - 2 .29%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 68 68
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 45 47
3.00%, 04/25/2027
(l)
1,278 74
3.00%, 09/25/2050
(l)
3,011 458
3.50%, 09/25/2027
(l)
2,033 145
3.50%, 11/25/2027
(l)
557 36
3.50%, 05/25/2028
(l)
578 31
3.50%, 03/25/2031
(l)
836 18
4.00%, 04/25/2043
(l)
364 35
6.41%, 12/25/2021
(l)
1 —
(1.00) x 1 Month USD LIBOR + 6.50%
6.41%, 03/25/2022
(l)
5 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.54%, 05/15/2049 4,228 4,246
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 232 239
3.00%, 05/15/2027
(l)
1,156 60
3.00%, 10/15/2027
(l)
383 23
3.00%, 02/15/2029
(l)
1,990 102
3.50%, 02/15/2028
(l)
1,258 81
3.50%, 01/15/2040
(l)
1,189 49
3.50%, 03/15/2041
(l)
1,693 98
6.56%, 05/15/2026
(l)
765 55
(1.00) x 1 Month USD LIBOR + 6.65%
6.66%, 09/15/2034
(l)
38 1
(1.00) x 1 Month USD LIBOR + 6.75%
Ginnie Mae
2.00%, 12/20/2050
(l)
2,900 330
2.50%, 10/20/2050
(l)
1,696 206
2.50%, 12/20/2050
(l)
3,287 448
3.00%, 07/20/2050
(l)
989 115
3.00%, 10/20/2050
(l)
2,920 390
3.00%, 11/20/2050
(l)
3,743 482
3.00%, 11/20/2050
(l)
3,663 448
3.00%, 11/20/2050
(l)
2,324 274
3.50%, 02/20/2040
(l)
1,204 42
3.50%, 01/20/2043
(l)
2,972 518
3.50%, 10/20/2049
(l)
1,461 180
4.00%, 03/16/2039
(l)
1,071 54
4.00%, 09/20/2040
(l)
1,227 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.50%, 05/16/2043
(l)
$ 1,289 $ 203
5.97%, 11/20/2040
(l)
1,861 410
(1.00) x 1 Month USD LIBOR + 6.05%
5.97%, 05/20/2046
(l)
444 100
(1.00) x 1 Month USD LIBOR + 6.05%
6.07%, 08/20/2044
(l)
1,690 332
(1.00) x 1 Month USD LIBOR + 6.15%
6.07%, 03/20/2047
(l)
2,278 457
(1.00) x 1 Month USD LIBOR + 6.15%
6.12%, 08/20/2047
(l)
860 186
(1.00) x 1 Month USD LIBOR + 6.20%
6.12%, 08/20/2047
(l)
4,965 1,414
(1.00) x 1 Month USD LIBOR + 6.20%
6.12%, 08/20/2047
(l)
2,279 541
(1.00) x 1 Month USD LIBOR + 6.20%
6.17%, 10/20/2047
(l)
1,974 433
(1.00) x 1 Month USD LIBOR + 6.25%
7.00%, 04/20/2041
(l)
835 171
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.68%, 06/25/2046
(h),(k)
2,594 2,609
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.79%, 08/25/2036 28 28
1.00 x 1 Month USD LIBOR + 0.70%
$ 16,336
Office & Business Equipment - 0 .02%
Xerox Corp
4.38%, 03/15/2023 120 125
Oil & Gas - 2 .93%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(h)
1,195 1,278
Antero Resources Corp
5.00%, 03/01/2025 160 163
7.63%, 02/01/2029
(h)
665 729
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
860 888
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,340
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(h)
285 297
5.63%, 10/15/2025
(h)
675 692
Devon Energy Corp
5.25%, 09/15/2024
(h)
130 145
Ecopetrol SA
6.88%, 04/29/2030 855 1,032
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(h)
155 160
Leviathan Bond Ltd
5.75%, 06/30/2023
(h)
375 391
Marathon Oil Corp
4.40%, 07/15/2027 370 422
6.60%, 10/01/2037 555 733
MEG Energy Corp
5.88%, 02/01/2029
(h)
130 134
6.50%, 01/15/2025
(h)
435 449
7.13%, 02/01/2027
(h)
135 142
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(e)
115 3
Oasis Petroleum Inc
6.38%, 06/01/2026
(h)
850 880

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
3.40%, 04/15/2026 $ 530 $ 535
4.40%, 04/15/2046 325 319
5.55%, 03/15/2026 240 263
5.88%, 09/01/2025 1,010 1,120
6.13%, 01/01/2031 115 136
6.63%, 09/01/2030 115 140
Petrobras Global Finance BV
5.09%, 01/15/2030 575 623
5.50%, 06/10/2051 750 738
5.60%, 01/03/2031 1,045 1,163
Petroleos Mexicanos
4.50%, 01/23/2026 100 101
6.50%, 01/23/2029 1,860 1,930
Petronas Capital Ltd
3.50%, 04/21/2030
(h)
200 219
Qatar Petroleum
2.25%, 07/12/2031
(h)
450 455
Saudi Arabian Oil Co
3.25%, 11/24/2050
(h)
500 489
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(h)
80 82
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(h)
500 510
Southwestern Energy Co
7.75%, 10/01/2027 455 488
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
275 298
Tullow Oil PLC
10.25%, 05/15/2026
(h)
200 208
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,273
$ 20,968
Other Asset Backed Securities - 0 .91%
Chase Funding Trust Series 2003-5
0.69%, 07/25/2033 612 591
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.55%, 12/25/2033 19 18
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(h)
1,583 1,585
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(h)
2,325 2,327
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 372 372
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 410 412
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(h)
1,168 1,169
$ 6,474
Packaging & Containers - 0 .39%
Amcor Flexibles North America Inc
2.63%, 06/19/2030 430 448
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
390 403
5.25%, 08/15/2027
(h)
285 291
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(h)
200 203
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 905 1,112
Sealed Air Corp
4.88%, 12/01/2022
(h)
190 197
5.50%, 09/15/2025
(h)
105 117
$ 2,771
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1 .84%
AbbVie Inc
3.75%, 11/14/2023 $ 2,500 $ 2,677
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
370 400
Bausch Health Cos Inc
5.50%, 11/01/2025
(h)
100 102
Becton Dickinson and Co
3.36%, 06/06/2024 690 739
3.70%, 06/06/2027 504 563
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 986
Cigna Corp
3.40%, 03/15/2051 940 1,014
4.90%, 12/15/2048 165 219
CVS Health Corp
4.30%, 03/25/2028 251 291
4.88%, 07/20/2035 570 710
5.05%, 03/25/2048 2,275 3,031
Jazz Securities DAC
4.38%, 01/15/2029
(h)
285 297
Viatris Inc
1.65%, 06/22/2025
(h)
175 178
Zoetis Inc
3.25%, 02/01/2023 545 564
4.45%, 08/20/2048 1,035 1,357
$ 13,128
Pipelines - 2 .64%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(h)
300 335
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(h)
475 488
5.75%, 03/01/2027
(h)
425 438
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
980 1,002
DT Midstream Inc
4.13%, 06/15/2029
(h)
490 503
Enbridge Inc
3.40%, 08/01/2051 1,700 1,753
Energy Transfer LP
3.75%, 05/15/2030 840 916
4.50%, 04/15/2024 1,325 1,442
5.15%, 03/15/2045 1,625 1,892
EnLink Midstream LLC
5.63%, 01/15/2028
(h)
865 915
Enterprise Products Operating LLC
3.95%, 01/31/2060 185 208
4.20%, 01/31/2050 1,695 1,994
5.38%, 02/15/2078
(i)
460 475
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(h)
185 201
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(h)
350 354
2.16%, 03/31/2034
(h)
300 297
Kinder Morgan Inc
3.60%, 02/15/2051 1,110 1,160
NuStar Logistics LP
5.75%, 10/01/2025 150 163
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 527
5.00%, 03/15/2027 275 321
5.75%, 05/15/2024 1,225 1,372
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 325 340
6.50%, 07/15/2027 366 398

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
4.55%, 06/24/2024 $ 1,225 $ 1,347
$ 18,841
REITs - 0 .96%
American Tower Corp
1.30%, 09/15/2025 445 449
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(h)
500 552
Crown Castle International Corp
2.90%, 04/01/2041 1,055 1,041
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 617
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h)
413 411
6.00%, 04/15/2025
(h)
530 557
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
645 643
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(h)
130 133
5.88%, 10/01/2028
(h)
45 48
7.50%, 06/01/2025
(h)
110 119
RLJ Lodging Trust LP
3.75%, 07/01/2026
(h)
850 861
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
230 234
4.13%, 08/15/2030
(h)
667 702
XHR LP
4.88%, 06/01/2029
(h)
471 481
$ 6,848
Retail - 0 .51%
Ambience Merger Sub Inc
4.88%, 07/15/2028
(h)
420 422
Falabella SA
3.75%, 04/30/2023
(h)
400 417
Gap Inc/The
8.38%, 05/15/2023
(h)
174 194
IRB Holding Corp
6.75%, 02/15/2026
(h)
35 36
7.00%, 06/15/2025
(h)
30 32
L Brands Inc
5.25%, 02/01/2028 225 253
6.63%, 10/01/2030
(h)
340 392
9.38%, 07/01/2025
(h)
280 363
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(h)
650 679
Macy's Retail Holdings LLC
2.88%, 02/15/2023 90 91
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(h)
715 742
$ 3,621
Semiconductors - 0 .76%
Applied Materials Inc
1.75%, 06/01/2030 1,000 1,005
2.75%, 06/01/2050 295 300
Broadcom Inc
3.15%, 11/15/2025 140 151
3.42%, 04/15/2033
(h)
1,905 2,032
NVIDIA Corp
3.50%, 04/01/2050 745 860
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(h)
500 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(h)
$ 135 $ 143
3.15%, 05/01/2027
(h)
140 151
Skyworks Solutions Inc
1.80%, 06/01/2026 235 239
$ 5,416
Software - 1 .90%
Activision Blizzard Inc
2.50%, 09/15/2050 2,690 2,456
3.40%, 09/15/2026 1,000 1,108
Adobe Inc
2.30%, 02/01/2030 4,170 4,384
Fiserv Inc
4.40%, 07/01/2049 925 1,140
Open Text Corp
3.88%, 02/15/2028
(h)
275 284
5.88%, 06/01/2026
(h)
405 418
Oracle Corp
2.50%, 04/01/2025 270 284
2.80%, 04/01/2027 525 561
3.95%, 03/25/2051 670 745
salesforce.com Inc
3.05%, 07/15/2061 1,555 1,619
3.70%, 04/11/2028 505 578
$ 13,577
Sovereign - 2 .39%
Brazilian Government International Bond
3.88%, 06/12/2030 600 606
Chile Government International Bond
2.55%, 07/27/2033 200 204
CoBank ACB
6.25%, 10/01/2026
(g),(i)
670 750
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 750 735
Dominican Republic International Bond
4.88%, 09/23/2032
(h)
750 778
5.30%, 01/21/2041
(h)
500 507
Egypt Government International Bond
5.25%, 10/06/2025
(h)
650 682
8.50%, 01/31/2047 300 310
Ghana Government International Bond
7.75%, 04/07/2029
(h)
750 755
Guatemala Government Bond
4.50%, 05/03/2026 550 599
Indonesia Government International Bond
5.38%, 10/17/2023
(h)
800 884
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(h)
400 398
Jamaica Government International Bond
7.88%, 07/28/2045 300 418
Mexico Government International Bond
4.75%, 03/08/2044 520 577
5.00%, 04/27/2051 335 384
Morocco Government International Bond
4.25%, 12/11/2022 390 409
Oman Government International Bond
6.25%, 01/25/2031
(h)
320 346
Pakistan Government International Bond
6.00%, 04/08/2026
(h)
450 453
Panama Government International Bond
3.88%, 03/17/2028 200 220
Peruvian Government International Bond
2.78%, 12/01/2060 300 258
Qatar Government International Bond
4.63%, 06/02/2046 500 630

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(h)
$ 1,200 $ 1,447
Saudi Government International Bond
4.00%, 04/17/2025
(h)
725 800
4.50%, 10/26/2046 1,050 1,232
Turkey Government International Bond
5.88%, 06/26/2031 250 244
6.35%, 08/10/2024 455 478
6.38%, 10/14/2025 650 682
Ukraine Government International Bond
7.25%, 03/15/2033
(h)
550 567
9.75%, 11/01/2028
(h)
375 446
Uruguay Government International Bond
5.10%, 06/18/2050 220 288
$ 17,087
Student Loan Asset Backed Securities - 0 .05%
SMB Private Education Loan Trust 2020-A
0.39%, 03/15/2027
(h)
369 369
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2 .28%
AT&T Inc
2.75%, 06/01/2031 315 332
3.10%, 02/01/2043 370 370
3.50%, 06/01/2041 500 531
3.50%, 09/15/2053
(h)
3,393 3,507
4.05%, 12/15/2023 535 579
Axtel SAB de CV
6.38%, 11/14/2024 325 337
CommScope Inc
8.25%, 03/01/2027
(h)
885 937
DKT Finance ApS
9.38%, 06/17/2023
(h)
200 204
Embarq Corp
8.00%, 06/01/2036 397 445
Lumen Technologies Inc
4.00%, 02/15/2027
(h)
30 31
Millicom International Cellular SA
4.50%, 04/27/2031
(h)
250 260
Sprint Communications Inc
6.00%, 11/15/2022 150 159
Sprint Corp
7.25%, 09/15/2021 40 40
7.63%, 03/01/2026 297 363
7.88%, 09/15/2023 125 141
Telecom Italia Capital SA
6.38%, 11/15/2033 90 106
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
235 255
T-Mobile USA Inc
3.50%, 04/15/2025 715 776
4.00%, 04/15/2022 260 264
VEON Holdings BV
3.38%, 11/25/2027
(h)
875 882
Verizon Communications Inc
2.88%, 11/20/2050 1,460 1,421
3.55%, 03/22/2051 3,050 3,318
VTR Comunicaciones SpA
5.13%, 01/15/2028
(h)
736 768
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
300 299
$ 16,325
Textiles - 0 .01%
Delta Merlin Dunia Tekstil PT
0.00%, 06/26/2032
(e)
500 26
2.50%, 06/26/2028
(k)
500 71
$ 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .04%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(f)
$ 1,749 $ 157
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(h)
125 136
$ 293
Trucking & Leasing - 0 .02%
DAE Funding LLC
4.50%, 08/01/2022
(h)
130 130
TOTAL BONDS $ 429,483
SENIOR FLOATING RATE INTERESTS
- 1 .47%
Principal
Amount (000's) Value (000's)
Airlines - 0 .18%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(o)
$ 645 $ 662
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
648 649
1 Month USD LIBOR + 3.75%
$ 1,311
Commercial Services - 0 .10%
Garda World Security Corp
4.34%, 10/30/2026
(o)
709 707
1 Month USD LIBOR + 4.25%
Consumer Products - 0 .09%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
662 654
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .17%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(o)
1,222 1,217
1 Month USD LIBOR + 3.00%
Electronics - 0 .02%
Ingram Micro Inc
4.00%, 06/30/2028
(o)
120 120
1 Month USD LIBOR + 3.50%
Entertainment - 0 .18%
CCM Merger Inc
4.50%, 10/29/2025
(o)
617 617
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
568 568
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.34%, 03/24/2025
(o)
123 121
3 Month USD LIBOR + 2.00%
$ 1,306
Environmental Control - 0 .02%
Madison IAQ LLC
3.75%, 06/21/2028
(o)
150 149
1 Month USD LIBOR + 3.25%
Food - 0 .02%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
115 115
1 Month USD LIBOR + 4.00%
Insurance - 0 .16%
Acrisure LLC
3.61%, 02/15/2027
(o)
423 415
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.00%, 02/12/2027
(o)
351 350
1 Month USD LIBOR + 3.50%

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC
3.09%, 11/03/2023
(o)
$ 116 $ 114
1 Month USD LIBOR + 7.25%
5.34%, 01/29/2028
(o)
270 269
1 Month USD LIBOR + 5.25%
$ 1,148
Lodging - 0 .03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
258 255
1 Month USD LIBOR + 2.50%
Media - 0 .08%
CSC Holdings LLC
2.59%, 04/15/2027
(o)
191 188
1 Month USD LIBOR + 2.50%
Directv Financing LLC
0.00%, 07/22/2027
(o),(p)
395 394
1 Month USD LIBOR + 5.00%
$ 582
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
47 51
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0 .15%
Bausch Health Americas Inc
3.09%, 05/19/2025
(o)
605 600
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
79 77
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
415 415
1 Month USD LIBOR + 3.50%
$ 1,092
Retail - 0 .17%
Ambience Merger Sub Inc
0.00%, 06/24/2028
(o),(p)
340 340
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(o)
706 702
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(o)
169 168
1 Month USD LIBOR + 3.25%
$ 1,210
Telecommunications - 0 .09%
Level 3 Financing Inc
1.82%, 03/01/2027
(o)
195 191
1 Month USD LIBOR + 1.75%
Zayo Group Holdings Inc
3.09%, 03/09/2027
(o)
449 441
1 Month USD LIBOR + 3.00%
$ 632
TOTAL SENIOR FLOATING RATE INTERESTS $ 10,549
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33 .82%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .16%
2.49%, 01/01/2034 $ 37 $ 37
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,910 2,065
3.00%, 02/01/2043 834 899
3.00%, 03/01/2043 345 377
4.00%, 02/01/2046 4,645 5,074
4.50%, 04/01/2031 434 474
4.50%, 04/01/2041 3,055 3,416
5.00%, 06/01/2031 299 334
5.50%, 08/01/2023 53 54
5.50%, 05/01/2033 32 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 10/01/2033 $ 37 $ 41
5.50%, 12/01/2033 470 539
5.50%, 11/01/2036 437 502
5.50%, 04/01/2038 127 146
5.50%, 08/01/2038 231 269
6.00%, 07/01/2023 25 28
6.00%, 06/01/2028 1 2
6.00%, 12/01/2031 15 18
6.00%, 12/01/2032 15 18
6.00%, 02/01/2033 88 99
6.00%, 12/01/2033 24 29
6.00%, 10/01/2036 122 146
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 540 632
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 4 5
6.50%, 04/01/2031 2 2
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 5 6
6.50%, 04/01/2035 47 56
6.50%, 10/01/2035 38 45
7.00%, 12/01/2029 2 3
7.00%, 06/01/2030 9 10
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 4 5
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 40 42
$ 15,436
Federal National Mortgage Association (FNMA) - 0 .31%
1.33%, 10/01/2034 23 23
1.00 x 6 Month USD LIBOR + 1.08%
1.91%, 07/01/2033 323 337
1.00 x 12 Month USD LIBOR + 1.56%
1.91%, 04/01/2036 17 17
1.00 x 12 Month USD LIBOR + 1.54%
1.98%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
2.26%, 01/01/2033 40 40
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.49%, 08/01/2035 68 69
1.00 x 12 Month USD LIBOR + 1.74%
2.50%, 04/01/2033 64 64
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 1,481 1,656
$ 2,210
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 12 .48%
2.00%, 08/01/2036
(q)
8,000 8,302
2.00%, 02/01/2051 11,397 11,719
2.00%, 03/01/2051 6,347 6,522
2.00%, 03/01/2051 4,861 5,013
2.50%, 04/01/2028 1,287 1,356
2.50%, 06/01/2028 89 94
2.50%, 09/01/2029 315 332
2.50%, 06/01/2035 537 562
2.50%, 08/01/2035 2,457 2,603
2.50%, 08/01/2036
(q)
4,000 4,191
2.50%, 08/01/2050 3,904 4,101
2.50%, 09/01/2051
(q)
14,200 14,761
3.00%, 10/01/2029 62 66
3.00%, 09/01/2032 117 125
3.00%, 12/01/2040 147 157
3.00%, 04/01/2043 311 331

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 510 $ 551
3.00%, 08/01/2043 1,960 2,090
3.00%, 03/01/2048 3,473 3,654
3.00%, 12/01/2048 98 103
3.00%, 07/01/2050 3,672 3,884
3.50%, 02/01/2033 23 25
3.50%, 05/01/2034 1,211 1,321
3.50%, 01/01/2041 123 133
3.50%, 01/01/2044 941 1,035
3.50%, 11/01/2044 2,261 2,473
3.50%, 04/01/2047 125 138
3.50%, 10/01/2047 51 55
3.50%, 11/01/2047 3,263 3,573
3.50%, 03/01/2048 32 34
4.00%, 02/01/2031 159 172
4.00%, 03/01/2034 434 476
4.00%, 05/01/2047 4,144 4,466
4.00%, 06/01/2048 11 12
4.50%, 04/01/2024 305 319
4.50%, 06/01/2044 584 651
5.00%, 06/01/2048 1,074 1,202
5.50%, 02/01/2023 4 4
5.50%, 06/01/2023 16 18
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 80 93
5.50%, 09/01/2033 102 118
5.50%, 05/01/2040 270 312
6.00%, 02/01/2023 2 2
6.00%, 02/01/2038 316 358
6.00%, 05/01/2038 30 34
6.00%, 08/01/2038 206 231
6.00%, 08/01/2038 136 152
6.50%, 05/01/2022 1 1
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 4 5
6.50%, 07/01/2037 243 289
6.50%, 07/01/2037 111 125
6.50%, 12/01/2037 156 184
6.50%, 02/01/2038 221 258
6.50%, 03/01/2038 34 38
6.50%, 09/01/2038 289 346
7.00%, 03/01/2032 18 20
7.50%, 08/01/2032 4 5
$ 89,208
Government National Mortgage Association (GNMA) - 4 .63%
2.00%, 08/01/2051 3,000 3,073
2.50%, 08/01/2051 9,300 9,669
3.00%, 06/20/2043 1,558 1,660
3.00%, 01/20/2045 624 664
3.00%, 06/20/2046 325 344
3.00%, 07/20/2046 1,409 1,491
3.00%, 11/20/2046 2,182 2,308
3.50%, 03/15/2042 767 835
3.50%, 04/15/2042 780 841
3.50%, 09/20/2044 59 66
3.50%, 09/20/2047 1,158 1,260
3.50%, 06/20/2048 1,486 1,577
4.00%, 01/20/2048 3,099 3,356
4.50%, 06/20/2025 907 965
4.50%, 09/15/2039 231 266
4.50%, 03/15/2040 1,168 1,319
5.00%, 11/15/2033 981 1,131
5.00%, 06/15/2034 17 20
5.00%, 10/20/2039 73 82
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2040 $ 120 $ 129
5.00%, 02/15/2042 750 865
5.50%, 10/15/2033 424 496
5.50%, 05/20/2035 38 44
5.50%, 02/15/2038 329 387
6.00%, 07/20/2028 15 17
6.00%, 11/20/2028 14 16
6.00%, 01/20/2029 15 17
6.00%, 07/20/2029 3 4
6.00%, 08/15/2031 16 17
6.00%, 01/15/2032 2 2
6.00%, 02/15/2032 8 9
6.00%, 02/15/2033 22 25
6.00%, 12/15/2033 22 25
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 10/15/2032 11 12
6.50%, 12/15/2032 40 45
7.00%, 06/15/2031 6 7
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 29 33
8.00%, 01/20/2031 2 3
$ 33,087
U.S. Treasury - 10 .01%
0.38%, 01/31/2026 2,000 1,977
0.50%, 06/30/2027 6,500 6,372
1.63%, 08/15/2029 1,800 1,874
1.75%, 04/30/2022 7,000 7,087
2.00%, 10/31/2022 12,000 12,282
2.25%, 11/15/2027 7,000 7,581
3.00%, 11/15/2045 4,350 5,314
3.13%, 05/15/2048 9,915 12,511
3.88%, 08/15/2040
(r)
12,220 16,514
$ 71,512
U.S. Treasury Bill - 4 .23%
0.05%, 11/26/2021
(s)
5,600 5,599
0.05%, 12/23/2021
(s)
24,600 24,595
$ 30,194
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 241,647
Total Investments $ 790,392
Other Assets and Liabilities -  (10.62)% (75,888)
TOTAL NET ASSETS - 100.00% $ 714,504
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,313 or 4.94% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,113 or 5.05% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $130,281 or 18.23% of net assets.

Schedule of Investments
Core Plus Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,059 or 0.43% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after July 31, 2021, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $946 or 0.13% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 23 .62%
Government 17 .17%
Financial 15 .04%
Money Market Funds 9 .81%
Communications 7 .36%
Consumer, Non-cyclical 6 .28%
Energy 5 .79%
Consumer, Cyclical 4 .97%
Investment Companies 4 .74%
Asset Backed Securities 4 .10%
Industrial 3 .81%
Technology 2 .85%
Basic Materials 2 .83%
Utilities 2 .25%
Other Assets and Liabilities
( 10 .62 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 37,137 $ 627,023 $ 607,738 $ 56,422
$ 37,137 $ 627,023 $ 607,738 $ 56,422
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2021 Short 339 $ 45,580 $ (914)
US 10 Year Ultra Note; September 2021 Short 16 2,404 (90)
US 2 Year Note; September 2021 Long 30 6,620 —
US 5 Year Note; September 2021 Short 246 30,614 (183)
US Long Bond; September 2021 Long 107 17,625 742
Total $ (445)
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
7,308,721 $ 7,309
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
135,480,097 135,480
$ 142,789
TOTAL INVESTMENT COMPANIES $ 142,789
COMMON STOCKS - 97 .32 % Shares Held Value (000's)
Aerospace & Defense - 0 .32%
CAE Inc
(d)
566,400 $ 17,283
Airlines - 0 .23%
Copa Holdings SA
(d)
170,763 12,109
Apparel - 1 .38%
LVMH Moet Hennessy Louis Vuitton SE 91,769 73,477
Automobile Manufacturers - 4 .87%
Bayerische Motoren Werke AG 323,276 32,144
Eicher Motors Ltd 420,088 14,308
Ferrari NV 80,343 17,510
Honda Motor Co Ltd 936,400 30,075
Kia Corp 447,739 32,699
Maruti Suzuki India Ltd 196,037 18,419
Toyota Motor Corp 939,800 84,371
Volvo AB - B Shares
(e)
1,262,484 29,771
$ 259,297
Automobile Parts & Equipment - 1 .04%
Toyota Industries Corp 658,800 55,264
Banks - 9 .29%
Bank Leumi Le-Israel BM
(d)
2,428,265 18,555
Bank Rakyat Indonesia Persero Tbk PT 103,796,900 26,629
BNP Paribas SA 636,335 38,803
Canadian Imperial Bank of Commerce 176,200 20,489
DBS Group Holdings Ltd 1,844,900 41,282
DNB Bank ASA
(d)
1,173,837 24,036
Grupo Financiero Banorte SAB de CV 3,302,330 21,364
HDFC Bank Ltd ADR 301,294 21,262
ICICI Bank Ltd ADR 2,271,888 42,234
Intesa Sanpaolo SpA 16,438,811 45,413
Kotak Mahindra Bank Ltd
(d)
514,704 11,475
Lloyds Banking Group PLC 49,563,247 31,337
Mediobanca Banca di Credito Finanziario SpA 3,310,921 38,753
OTP Bank Nyrt
(d)
221,264 11,932
PT Bank Central Asia Tbk 6,371,114 13,152
TCS Group Holding PLC 331,312 27,425
Toronto-Dominion Bank/The 508,882 33,834
United Overseas Bank Ltd 1,365,900 26,408
$ 494,383
Beverages - 1 .16%
Carlsberg AS 229,387 42,388
Heineken NV 165,367 19,257
$ 61,645
Biotechnology - 1 .10%
CSL Ltd 173,766 36,993
Genmab A/S
(d)
47,165 21,318
$ 58,311
Building Materials - 5 .17%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
2,966,687 23,414
China Lesso Group Holdings Ltd 11,423,000 23,853
Cie de Saint-Gobain 780,837 55,813
CRH PLC 1,413,451 70,643
Geberit AG 30,640 25,158
HeidelbergCement AG 492,811 43,672
Holcim Ltd
(d)
340,105 19,937
Voltas Ltd 877,795 12,514
$ 275,004
Chemicals - 1 .80%
Akzo Nobel NV 212,054 26,195
Evonik Industries AG 506,484 17,611
Koninklijke DSM NV 100,577 20,274
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 193,800 $ 31,614
$ 95,694
Commercial Services - 1 .37%
Adecco Group AG 354,350 21,220
Amadeus IT Group SA
(d)
235,903 15,471
TechnoPro Holdings Inc 644,100 16,110
Worldline SA/France
(d),(f)
213,853 20,017
$ 72,818
Computers - 3 .53%
Capgemini SE 248,585 53,732
Infosys Ltd 2,211,430 48,196
LG Corp 172,224 14,115
Logitech International SA 496,926 54,597
Nomura Research Institute Ltd 540,300 17,387
$ 188,027
Consumer Products - 0 .49%
Hindustan Unilever Ltd 832,761 26,166
Distribution & Wholesale - 2 .06%
Bunzl PLC 539,357 19,982
Ferguson PLC 280,433 39,314
ITOCHU Corp 1,188,900 35,190
Pop Mart International Group Ltd
(d),(f)
2,100,400 15,447
$ 109,933
Diversified Financial Services - 1 .49%
Banca Generali SpA
(d)
304,609 12,636
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
10,767 583
Housing Development Finance Corp Ltd 824,308 27,136
KB Financial Group Inc 444,811 19,757
SBI Holdings Inc/Japan 456,600 10,930
Tisco Financial Group PCL 3,191,500 8,543
$ 79,585
Electric - 2 .19%
Enel SpA 5,006,160 46,135
Iberdrola SA 3,870,845 46,586
Northland Power Inc 683,500 23,985
$ 116,706
Electrical Components & Equipment - 0 .52%
Delta Electronics Inc 2,703,000 27,852
Electronics - 1 .10%
Hoya Corp 414,504 58,515
Energy - Alternate Sources - 0 .53%
Vestas Wind Systems A/S 766,850 28,277
Engineering & Construction - 0 .59%
Vinci SA 296,764 31,420
Entertainment - 0 .27%
Flutter Entertainment PLC
(d)
85,767 14,621
Food - 2 .97%
Dino Polska SA
(d),(f)
178,142 14,262
Nestle India Ltd 71,051 16,914
Nestle SA 741,642 93,914
Seven & i Holdings Co Ltd 743,000 33,153
$ 158,243
Hand & Machine Tools - 0 .64%
Techtronic Industries Co Ltd 1,912,500 34,104
Healthcare - Products - 1 .39%
Alcon Inc 409,566 29,816
Getinge AB 650,327 28,261
Sartorius Stedim Biotech 28,268 16,137
$ 74,214
Healthcare - Services - 2 .20%
Fresenius SE & Co KGaA 335,191 17,618
ICON PLC
(d)
189,200 46,027
Lonza Group AG 68,752 53,532
$ 117,177

Schedule of Investments
Diversified International Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .33%
Daiwa House Industry Co Ltd 439,000 $ 13,460
Persimmon PLC 646,020 26,059
Taylor Wimpey PLC 13,610,437 31,117
$ 70,636
Home Furnishings - 2 .67%
GN Store Nord AS 170,194 14,915
Haier Smart Home Co Ltd 4,752,200 16,298
Howden Joinery Group PLC 2,206,101 27,492
JS Global Lifestyle Co Ltd
(f)
5,243,500 13,221
Sony Group Corp 672,300 70,233
$ 142,159
Insurance - 4 .30%
AIA Group Ltd 5,514,400 65,984
Allianz SE 129,585 32,210
AXA SA 909,056 23,542
Fairfax Financial Holdings Ltd 43,600 18,366
ICICI Lombard General Insurance Co Ltd
(f)
851,048 16,900
Legal & General Group PLC 5,199,223 18,834
Prudential PLC 1,591,446 29,886
Sampo Oyj 482,322 23,214
$ 228,936
Internet - 2 .70%
NCSoft Corp 20,588 14,766
Shopify Inc
(d)
29,784 44,674
Tencent Holdings Ltd 1,242,032 74,905
Trip.com Group Ltd
(d)
352,350 9,341
$ 143,686
Iron & Steel - 0 .56%
Vale SA 1,421,600 29,943
Leisure Products & Services - 0 .69%
Shimano Inc 143,100 36,631
Machinery - Construction & Mining - 0 .30%
Siemens Energy AG
(d)
590,898 16,075
Machinery - Diversified - 2 .55%
Daifuku Co Ltd 163,900 14,687
Ebara Corp 801,800 39,661
GEA Group AG 400,767 17,770
Keyence Corp 71,400 39,770
Omron Corp 278,900 23,867
$ 135,755
Mining - 2 .05%
Anglo American PLC 641,928 28,447
Franco-Nevada Corp 183,662 29,369
Rio Tinto Ltd 524,957 51,451
$ 109,267
Miscellaneous Manufacturers - 1 .64%
JSR Corp 516,400 17,310
Pidilite Industries Ltd 552,742 16,944
Siemens AG 247,270 38,582
Trelleborg AB 586,008 14,486
$ 87,322
Oil & Gas - 3 .40%
BP PLC 8,051,699 32,320
LUKOIL PJSC ADR 291,761 25,000
Lundin Energy AB 33,833 1,054
Neste Oyj 767,499 47,179
Parkland Corp/Canada 430,700 13,709
Reliance Industries Ltd 1,000,368 27,422
TotalEnergies SE 793,220 34,590
$ 181,274
Pharmaceuticals - 4 .48%
AstraZeneca PLC 542,753 62,368
Novo Nordisk A/S 801,530 74,199
Roche Holding AG 263,922 101,956
$ 238,523
Pipelines - 0 .32%
Pembina Pipeline Corp 510,700 16,881
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 3 .33%
3i Group PLC 3,765,976 $ 66,934
Brookfield Asset Management Inc 1,561,253 84,282
Intermediate Capital Group PLC 866,290 26,106
$ 177,322
Real Estate - 1 .41%
A-Living Smart City Services Co Ltd
(f)
8,476,750 32,332
Shimao Services Holdings Ltd
(f)
5,256,000 12,136
Sun Hung Kai Properties Ltd 1,381,000 19,756
Tokyo Tatemono Co Ltd 719,700 10,828
$ 75,052
REITs - 0 .18%
Keppel DC REIT 4,786,800 9,319
Retail - 3 .50%
Alimentation Couche-Tard Inc 1,008,392 40,648
Home Product Center PCL 30,811,200 12,483
JD Sports Fashion PLC 2,783,663 34,685
Li Ning Co Ltd 3,074,000 32,466
Magazine Luiza SA 3,065,798 12,126
Pan Pacific International Holdings Corp 779,600 16,273
Wal-Mart de Mexico SAB de CV 11,366,678 37,447
$ 186,128
Semiconductors - 8 .87%
Advantest Corp 266,600 23,536
ASM International NV 69,922 24,816
ASML Holding NV 157,311 120,246
MediaTek Inc 855,000 27,957
Nordic Semiconductor ASA
(d)
538,634 17,637
Samsung Electronics Co Ltd 1,746,960 119,381
Taiwan Semiconductor Manufacturing Co Ltd 6,633,544 138,638
$ 472,211
Software - 0 .82%
Capcom Co Ltd 576,700 15,857
DeNA Co Ltd 499,000 9,396
Mixi Inc 352,200 8,871
NetEase Inc 474,800 9,444
$ 43,568
Telecommunications - 2 .02%
Deutsche Telekom AG 1,069,139 22,189
Nice Ltd ADR
(d)
57,848 16,120
Nippon Telegraph & Telephone Corp 1,214,000 31,088
SoftBank Group Corp 610,200 38,373
$ 107,770
Toys, Games & Hobbies - 1 .10%
Nintendo Co Ltd 113,400 58,299
Transportation - 1 .40%
Canadian National Railway Co 315,948 34,330
Deutsche Post AG 597,057 40,463
$ 74,793
TOTAL COMMON STOCKS $ 5,181,675
Total Investments $ 5,324,464
Other Assets and Liabilities -  0.00% (179)
TOTAL NET ASSETS - 100.00% $ 5,324,285
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,289 or 0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18,341 or 0.34% of net assets.

Schedule of Investments
Diversified International Fund
July 31, 2021 (unaudited)
See accompanying notes.

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $124,315 or 2.33% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 15 .80%
United Kingdom 8 .92%
Switzerland 7 .52%
Canada 7 .09%
France 6 .53%
India 5 .64%
Germany 5 .22%
China 4 .69%
Netherlands 3 .96%
Korea, Republic Of 3 .76%
Taiwan 3 .65%
Denmark 3 .40%
Italy 3 .02%
United States 2 .68%
Hong Kong 2 .50%
Ireland 2 .46%
Australia 1 .67%
Singapore 1 .46%
Sweden 1 .38%
Finland 1 .32%
Spain 1 .16%
Mexico 1 .10%
Brazil 0 .79%
Norway 0 .78%
Indonesia 0 .75%
Israel 0 .65%
Cyprus 0 .51%
Russian Federation 0 .47%
Thailand 0 .40%
Poland 0 .27%
Panama 0 .23%
Hungary 0 .22%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 85,878 $ 3,494,446 $ 3,444,844 $ 135,480
$ 85,878 $ 3,494,446 $ 3,444,844 $ 135,480
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .34 % Shares Held Value (000's)
Money Market Funds - 3 .34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
355,275,063 $ 355,275
TOTAL INVESTMENT COMPANIES $ 355,275
COMMON STOCKS - 96 .94 % Shares Held Value (000's)
Apparel - 1 .82%
NIKE Inc 1,153,311 $ 193,191
Automobile Manufacturers - 2 .07%
PACCAR Inc 2,655,063 220,344
Automobile Parts & Equipment - 2 .43%
Magna International Inc 3,073,930 257,688
Banks - 9 .11%
Bank of America Corp 2,353,115 90,265
First Republic Bank/CA 1,246,193 243,033
JPMorgan Chase & Co 1,689,591 256,446
Morgan Stanley 1,786,452 171,464
PNC Financial Services Group Inc/The 1,136,431 207,296
$ 968,504
Beverages - 1 .83%
Coca-Cola Co/The 3,413,958 194,698
Biotechnology - 1 .73%
Corteva Inc 4,308,170 184,304
Chemicals - 2 .52%
Air Products and Chemicals Inc 493,861 143,728
PPG Industries Inc 759,304 124,162
$ 267,890
Computers - 1 .72%
Apple Inc 1,255,730 183,161
Diversified Financial Services - 5 .18%
BlackRock Inc 368,140 319,240
Discover Financial Services 1,864,463 231,790
$ 551,030
Electric - 4 .97%
Eversource Energy 1,161,349 100,189
NextEra Energy Inc 1,976,162 153,943
Sempra Energy 448,517 58,599
WEC Energy Group Inc 1,144,348 107,729
Xcel Energy Inc 1,579,135 107,776
$ 528,236
Electronics - 0 .97%
Honeywell International Inc 440,722 103,036
Food - 3 .00%
Hormel Foods Corp 4,676,730 216,907
Tyson Foods Inc 1,432,680 102,379
$ 319,286
Healthcare - Products - 5 .17%
Abbott Laboratories 2,120,801 256,575
Medtronic PLC 1,818,154 238,742
STERIS PLC 250,321 54,557
$ 549,874
Healthcare - Services - 0 .50%
UnitedHealth Group Inc 128,138 52,821
Insurance - 3 .64%
Chubb Ltd 956,667 161,428
Fidelity National Financial Inc 2,968,753 132,436
Swiss Re AG ADR 4,139,012 93,169
$ 387,033
Machinery - Construction & Mining - 0 .71%
Caterpillar Inc 364,381 75,336
Machinery - Diversified - 2 .28%
Deere & Co 670,047 242,282
Media - 1 .94%
Cable One Inc 54,108 102,155
Comcast Corp - Class A 1,768,851 104,062
$ 206,217
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .36%
Parker-Hannifin Corp 869,372 $ 271,270
Trane Technologies PLC 943,175 192,040
$ 463,310
Oil & Gas - 3 .55%
Chevron Corp 1,204,451 122,625
EOG Resources Inc 1,769,447 128,922
Marathon Petroleum Corp 2,276,623 125,715
$ 377,262
Pharmaceuticals - 8 .68%
Becton Dickinson and Co 737,703 188,668
Merck & Co Inc 2,663,109 204,713
Novartis AG ADR 1,711,087 158,087
Organon & Co 249,485 7,238
Pfizer Inc 2,817,087 120,599
Roche Holding AG ADR 5,032,038 242,846
$ 922,151
Pipelines - 1 .08%
Enterprise Products Partners LP 5,072,889 114,495
Private Equity - 3 .06%
KKR & Co Inc 5,104,959 325,492
REITs - 4 .36%
Alexandria Real Estate Equities Inc 883,843 177,953
Digital Realty Trust Inc 1,135,224 175,006
Realty Income Corp 1,567,099 110,151
$ 463,110
Retail - 3 .98%
Costco Wholesale Corp 412,124 177,098
Starbucks Corp 1,195,962 145,226
Target Corp 386,757 100,963
$ 423,287
Semiconductors - 3 .67%
Microchip Technology Inc 1,340,236 191,815
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,702,786 198,613
$ 390,428
Software - 4 .73%
Activision Blizzard Inc 1,387,969 116,062
Fidelity National Information Services Inc 833,570 124,244
Microsoft Corp 551,033 156,995
SAP SE ADR 730,512 104,989
$ 502,290
Telecommunications - 4 .53%
BCE Inc 4,966,630 247,884
Verizon Communications Inc 4,181,939 233,269
$ 481,153
Toys, Games & Hobbies - 0 .78%
Hasbro Inc 836,599 83,191
Transportation - 2 .57%
Expeditors International of Washington Inc 863,524 110,747
Union Pacific Corp 742,299 162,385
$ 273,132
TOTAL COMMON STOCKS $ 10,304,232
Total Investments $ 10,659,507
Other Assets and Liabilities -  (0.28)% (30,192)
TOTAL NET ASSETS - 100.00% $ 10,629,315
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .35%
Consumer, Non-cyclical 20 .91%
Consumer, Cyclical 11 .08%
Industrial 10 .89%
Technology 10 .12%
Communications 6 .47%
Utilities 4 .97%
Energy 4 .63%
Money Market Funds 3 .34%
Basic Materials 2 .52%
Other Assets and Liabilities
( 0 .28 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 125,574 $ 3,174,910 $ 2,945,209 $ 355,275
$ 125,574 $ 3,174,910 $ 2,945,209 $ 355,275
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.88% Shares Held Value (000's)
Money Market Funds - 8.88%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
72,895,449 $ 72,895
TOTAL INVESTMENT COMPANIES $ 72,895
BONDS - 79.16%
Principal
Amount (000's) Value (000's)
Banks - 2.71%
Absa Group Ltd
6.38%, 05/27/2026
(d),(e),(f)
$ 1,950 $ 1,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 7,656 7,656
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(d),(e),(f)
7,425 7,503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
QIB Sukuk Ltd
1.51%, 02/07/2025 5,000 5,053
3 Month USD LIBOR + 1.35%
$ 22,204
Building Materials - 1.24%
Cemex SAB de CV
5.13%, 06/08/2026
(d),(e),(g)
4,000 4,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(g)
3,125 3,422
5.20%, 09/17/2030 2,350 2,573
$ 10,194
Chemicals - 1.18%
Sasol Financing USA LLC
4.38%, 09/18/2026 4,475 4,583
5.50%, 03/18/2031 4,875 5,082
$ 9,665
Commercial Services - 0.48%
StoneCo Ltd
3.95%, 06/16/2028
(g)
3,975 3,945
Cosmetics & Personal Care - 0.21%
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
1,649 1,693
Diversified Financial Services - 1.01%
Power Finance Corp Ltd
5.25%, 08/10/2028 7,410 8,310
Electric - 1.20%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
2,050 2,064
3.95%, 02/12/2030 4,550 4,580
India Green Power Holdings
4.00%, 02/22/2027
(g)
2,400 2,394
4.00%, 02/22/2027 800 798
$ 9,836
Engineering & Construction - 0.68%
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
5,600 5,544
Food - 0.65%
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
5,325 5,361
Internet - 0.85%
United Group BV
4.00%, 11/15/2027 EUR 2,250 2,640
4.63%, 08/15/2028
(g)
3,575 4,295
$ 6,935
Iron & Steel - 2.20%
CSN Inova Ventures
6.75%, 01/28/2028
(g)
$ 2,650 2,925
6.75%, 01/28/2028 5,500 6,070
CSN Islands XII Corp
7.00%, 09/23/2021
(d)
5,625 5,664
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Metinvest BV
7.65%, 10/01/2027
(g)
$ 850 $ 936
7.65%, 10/01/2027 1,400 1,542
8.50%, 04/23/2026 775 877
$ 18,014
Media - 0.33%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
2,650 2,710
Oil & Gas - 11.32%
Ecopetrol SA
6.88%, 04/29/2030 3,800 4,588
Energean Israel Finance Ltd
4.50%, 03/30/2024
(g)
6,450 6,562
4.88%, 03/30/2026
(g)
3,475 3,552
5.38%, 03/30/2028
(g)
2,450 2,503
Kosmos Energy Ltd
7.13%, 04/04/2026 3,625 3,534
7.50%, 03/01/2028
(g)
2,600 2,512
7.50%, 03/01/2028 3,100 2,995
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
2,500 2,604
6.13%, 06/30/2025
(g)
4,150 4,514
6.50%, 06/30/2027
(g)
5,275 5,809
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
5,400 5,602
Petrobras Global Finance BV
5.50%, 06/10/2051 7,425 7,304
Petroleos Mexicanos
5.35%, 02/12/2028 6,300 6,209
6.84%, 01/23/2030 5,900 6,155
Qatar Petroleum
1.38%, 09/12/2026
(g)
5,325 5,340
2.25%, 07/12/2031
(g)
5,325 5,388
3.13%, 07/12/2041
(g)
4,550 4,718
3.30%, 07/12/2051
(g)
5,325 5,518
Tullow Oil PLC
7.00%, 03/01/2025 1,625 1,404
10.25%, 05/15/2026
(g)
5,850 6,099
$ 92,910
Pipelines - 1.29%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
5,800 5,743
2.16%, 03/31/2034 4,925 4,876
$ 10,619
Real Estate - 2.46%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 5,248 4,618
9.38%, 06/30/2024 2,050 1,584
11.95%, 11/12/2023 3,800 3,236
Sunac China Holdings Ltd
6.50%, 01/10/2025 3,075 2,780
6.65%, 08/03/2024 1,550 1,419
7.00%, 07/09/2025 6,125 5,522
7.25%, 06/14/2022 1,025 1,025
$ 20,184
Sovereign - 46.73%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,900 16,971
Angolan Government International Bond
9.50%, 11/12/2025 10,150 11,190
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(h)
21,500 7,815
1.13%, 07/09/2035
(h)
16,081 5,186
Benin Government International Bond
6.88%, 01/19/2052 EUR 1,750 2,132

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/01/2028
(g)
CLP 2,675,000 $ 3,653
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 153,050 30,444
Chile Government International Bond
2.25%, 10/30/2022 $ 4,000 4,077
Colombia Government International Bond
5.63%, 02/26/2044 4,525 5,052
6.13%, 01/18/2041 8,600 10,081
Colombian TES
5.75%, 11/03/2027 COP 81,200,000 20,196
7.75%, 09/18/2030 55,700,000 15,111
Egypt Government International Bond
8.50%, 01/31/2047 $ 7,575 7,823
Ghana Government International Bond
8.13%, 03/26/2032 2,600 2,595
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 14,750 17,665
4.88%, 01/30/2032
(g)
3,525 4,222
5.88%, 10/17/2031 1,550 1,984
Mexican Bonos
8.50%, 05/31/2029 MXN 344,100 19,027
Mexico Government International Bond
4.13%, 01/21/2026 $ 2,000 2,255
Montenegro Government International Bond
2.88%, 12/16/2027
(g)
EUR 2,300 2,597
2.88%, 12/16/2027 6,275 7,085
Nigeria Government International Bond
7.14%, 02/23/2030 $ 12,300 12,917
Oman Government International Bond
6.75%, 01/17/2048 6,975 7,045
7.00%, 01/25/2051 1,050 1,084
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 583,000 36,099
Republic of South Africa Government
International Bond
5.75%, 09/30/2049 $ 12,000 12,164
Romanian Government International Bond
2.00%, 01/28/2032 EUR 5,650 6,736
2.00%, 04/14/2033
(g)
7,350 8,610
2.75%, 04/14/2041
(g)
6,950 8,094
3.50%, 04/03/2034 2,900 3,892
3.62%, 05/26/2030
(g)
3,550 4,855
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 825,400 10,506
7.25%, 05/10/2034 2,106,600 29,694
Senegal Government International Bond
5.38%, 06/08/2037
(g)
EUR 2,900 3,436
Slovenia Government International Bond
5.25%, 02/18/2024 $ 5,000 5,593
Ukraine Government Bond
9.84%, 02/15/2023 UAH 22,200 804
11.20%, 07/20/2022 134,500 5,011
14.91%, 10/12/2022 67,900 2,622
15.97%, 04/19/2023 33,200 1,309
Ukraine Government International Bond
1.26%, 05/31/2040
(h)
$ 7,400 8,610
6.88%, 05/21/2029
(g)
8,250 8,507
6.88%, 05/21/2029 1,475 1,521
7.25%, 03/15/2033 1,325 1,366
7.75%, 09/01/2027 3,650 3,993
Zambia Government International Bond
0.00%, 04/14/2024
(b)
2,725 1,771
$ 383,400
Supranational Bank - 0.99%
Africa Finance Corp
2.88%, 04/28/2028
(g)
6,700 6,734
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 $ 1,350 $ 1,424
$ 8,158
Telecommunications - 3.63%
C&W Senior Financing DAC
7.50%, 10/15/2026
(g)
900 940
7.50%, 10/15/2026 7,975 8,333
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 8,120 8,266
VEON Holdings BV
3.38%, 11/25/2027
(g)
4,775 4,814
3.38%, 11/25/2027 7,400 7,461
$ 29,814
TOTAL BONDS $ 649,496
CREDIT LINKED STRUCTURED NOTES
- 5.81%
Principal
Amount (000's) Value (000's)
Sovereign - 5.81%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(g)
CNY 298,600 $ 47,647
TOTAL CREDIT LINKED STRUCTURED NOTES $ 47,647
Total Investments $ 770,038
Other Assets and Liabilities -  6.15% 50,438
TOTAL NET ASSETS - 100.00% $ 820,476
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $9,495 or 1.16% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $210,061 or 25.60% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 11.16%
Colombia 6.71%
South Africa 6.12%
China 5.81%
Cayman Islands 5.35%
Mexico 5.34%
Russian Federation 4.90%
Ukraine 4.81%
Brazil 4.63%
Romania 3.92%
Netherlands 3.65%
Israel 3.12%
Cote d'Ivoire 2.90%
Qatar 2.55%
Virgin Islands, British 2.07%
India 1.82%
Argentina 1.58%
Nigeria 1.57%
Jersey, Channel Islands 1.50%
Ireland 1.45%
Mauritius 1.40%
Angola 1.36%
Luxembourg 1.33%
Montenegro 1.18%
Supranational 0.99%
Oman 0.99%
Chile 0.95%
Egypt 0.95%
Azerbaijan 0.93%
United Kingdom 0.91%
Slovenia 0.68%
Senegal 0.42%
Ghana 0.32%
Benin 0.26%
Zambia 0.22%
Other Assets and Liabilities
6.15%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 33,964 $ 755,514 $ 716,583 $ 72,895
$ 33,964 $ 755,514 $ 716,583 $ 72,895
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; September 2021 Short 250 $ 52,364 $ (1,457)
US 10 Year Note; September 2021 Short 470 63,193 (1,184)
US Long Bond; September 2021 Short 85 14,001 (391)
Total $ (3,032)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/27/2021 BRL 42,500 $ 8,042 $ 92 $ —
Citigroup Inc 08/27/2021 CZK 521,100 $ 23,936 308 —
Citigroup Inc 08/27/2021 ZAR 26,750 $ 1,786 35 —
Citigroup Inc 08/27/2021 $ 12,155 COP 47,500,000 — (93)
Citigroup Inc 08/27/2021 $ 23,562 EUR 20,000 — (171)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/27/2021 $ 30,430 BRL 161,200 $ — $ (422)
Citigroup Inc 08/27/2021 $ 21,134 ZAR 308,800 109 —
HSBC Securities Inc 08/27/2021 KRW 27,929,000 $ 24,318 — (86)
HSBC Securities Inc 08/27/2021 $ 4,270 CLP 3,253,000 — (15)
HSBC Securities Inc 08/27/2021 $ 19,276 RUB 1,443,900 — (418)
JPMorgan Chase 08/26/2021 EUR 7,195 $ 8,525 21 (7)
JPMorgan Chase 08/26/2021 $ 87,042 EUR 73,873 — (623)
JPMorgan Chase 08/27/2021 HUF 4,925,000 $ 16,360 — (70)
JPMorgan Chase 08/27/2021 INR 1,205,000 $ 16,020 141 —
JPMorgan Chase 08/27/2021 PLN 47,200 $ 12,269 6 (15)
JPMorgan Chase 08/27/2021 ZAR 327,050 $ 22,124 171 (28)
JPMorgan Chase 08/27/2021 KRW 9,400,000 $ 8,207 — (51)
JPMorgan Chase 08/27/2021 $ 18,886 COP 73,400,000 41 (80)
JPMorgan Chase 08/27/2021 $ 15,804 ZAR 232,600 — (33)
JPMorgan Chase 08/27/2021 $ 47,004 CNY 305,900 — (227)
JPMorgan Chase 08/27/2021 $ 18,945 MXN 383,500 — (263)
Total $ 924 $ (2,602)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
July 31, 2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.35 N/A (1.00)% Quarterly 06/20/2026 $ 30,400 $ 833 $ 71 $ 904 $ —
JPMorgan Chase CDX.EM.35 N/A (1.00)% Quarterly 06/20/2026 13,350 359 38 397 —
Total $ 1,192 $ 109 $ 1,301 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
July 31, 2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
JPMorgan Chase CDX.EM.35 N/A 1.00% Quarterly 06/20/2026 $ 43,750 $ (1,250) $ (51) $ — $ (1,301)
Total $ (1,250) $ (51) $ — $ (1,301)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.36 N/A (5.00)% Quarterly 06/20/2026 $ 40,300 $ (3,969) $ 262 $ (3,707)
ITRAXX.35 N/A (5.00)% Quarterly 06/20/2026 EUR 20,550 (2,883) (50) (2,933)
Total $ (6,852) $ 212 $ (6,640)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $43,750.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Prague Interbank Offered Rate Receive 1.87% Annual Semiannual N/A 06/28/2026 CZK 725,600 $ — $ (7) $ (7)
6 Month Prague Interbank Offered Rate Pay 1.87% Semiannual Annual N/A 06/28/2026 725,600 (148) 155 7
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 23,600 163 (4) 159
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 2,000 (2) 16 14
6 Month Warsaw Interbank Offered Rate Pay 1.40% Semiannual Annual N/A 02/09/2031 12,000 (10) (71) (81)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 9,000 (21) 82 61
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 113,600 (565) 47 (518)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 37,800 (170) 424 254
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 25,000 (151) 37 (114)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 6,000 (26) 66 40
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 32,500 210 (62) 148
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 32,500 230 (82) 148
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 7,000 (35) 3 (32)
Total $ (525) $ 604 $ 79
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
98,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 $ 5,845 $ — $ 292 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
85,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 5,062 — 261 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/19/2021
85,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/20/2021 5,123 — 141 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/17/2021
66,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 11/17/2021 4,013 — 33 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
11,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,925 — 79 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
12,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 2,110 — 57 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
9,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,615 — 11 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
7,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,262 — 4 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
32,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 5,719 — — (67)
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
3,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 653 — 10 —
Total $ — $ 888 $ (67)
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.83% Shares Held Value (000's)
Exchange-Traded Funds - 0.47%
Invesco Preferred ETF 6,046 $ 92
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
32,000 4,352
iShares International Select Dividend ETF 65,855 2,129
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
35,000 3,842
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
(a)
118,604 4,720
WisdomTree US High Dividend Fund ETP 82,654 6,513
$ 21,648
Money Market Funds - 2.36%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
16,613,767 16,614
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
92,695,532 92,696
$ 109,310
TOTAL INVESTMENT COMPANIES $ 130,958
COMMON STOCKS - 38.00% Shares Held Value (000's)
Advertising - 0.03%
Dentsu Group Inc
(a)
34,100 $ 1,185
Aerospace & Defense - 0.62%
BAE Systems PLC 710,317 5,695
CAE Inc
(e)
88,300 2,695
Elbit Systems Ltd 1,183 156
General Dynamics Corp 20,693 4,057
HEICO Corp 18,162 2,456
Lockheed Martin Corp 11,522 4,282
Meggitt PLC
(e)
236,205 1,539
Northrop Grumman Corp 8,567 3,110
Thales SA 5,701 598
TransDigm Group Inc
(e)
6,065 3,888
$ 28,476
Agriculture - 0.80%
Altria Group Inc 224,793 10,799
British American Tobacco PLC 244,171 9,081
Imperial Brands PLC 555,624 11,896
Japan Tobacco Inc 266,400 5,206
$ 36,982
Airlines - 0.09%
Qantas Airways Ltd
(e)
369,866 1,247
SkyWest Inc
(e)
42,104 1,705
Wizz Air Holdings Plc
(e),(f)
21,124 1,452
$ 4,404
Apparel - 0.11%
Eclat Textile Co Ltd 98,000 2,140
Feng TAY Enterprise Co Ltd 254,000 2,101
Tapestry Inc
(e)
20,349 861
$ 5,102
Automobile Parts & Equipment - 0.22%
Allison Transmission Holdings Inc 61,185 2,442
Denso Corp 52,500 3,607
Gentex Corp 71,552 2,435
NGK Spark Plug Co Ltd 118,500 1,745
$ 10,229
Banks - 1.98%
Banca Mediolanum SpA 139,010 1,368
Banco Bilbao Vizcaya Argentaria SA 871,282 5,578
Bangkok Bank PCL 199,800 617
Bank Leumi Le-Israel BM
(e)
64,799 495
Bank of America Corp 75,127 2,882
Bank of East Asia Ltd/The 608,400 1,002
Bank of New York Mellon Corp/The 87,686 4,501
BDO Unibank Inc 1,487,920 3,038
BOC Hong Kong Holdings Ltd 864,500 2,776
Cathay General Bancorp 56,999 2,159
Chiba Bank Ltd/The 264,100 1,502
Citizens Financial Group Inc 77,560 3,270
Comerica Inc 45,703 3,138
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Concordia Financial Group Ltd 607,200 $ 2,174
Cullen/Frost Bankers Inc 26,729 2,869
DBS Group Holdings Ltd 67,500 1,510
Fukuoka Financial Group Inc 67,500 1,138
Goldman Sachs Group Inc/The 6,155 2,307
Huntington Bancshares Inc/OH 190,303 2,679
ICICI Bank Ltd ADR 147,793 2,747
Independent Bank Corp/MI 111,238 2,339
Israel Discount Bank Ltd
(e)
51,917 243
Mediobanca Banca di Credito Finanziario SpA 269,519 3,155
Mitsubishi UFJ Financial Group Inc 514,700 2,719
Mizrahi Tefahot Bank Ltd
(e)
6,257 190
Mizuho Financial Group Inc 197,900 2,828
Northern Trust Corp 38,891 4,389
Oversea-Chinese Banking Corp Ltd 170,800 1,545
Paragon Banking Group PLC 320,111 2,458
Popular Inc 45,048 3,278
Regions Financial Corp 163,538 3,148
Resona Holdings Inc 305,300 1,146
Shizuoka Bank Ltd/The 233,100 1,683
State Street Corp 49,369 4,302
Sumitomo Mitsui Financial Group Inc 89,300 3,010
Sumitomo Mitsui Trust Holdings Inc 78,500 2,577
TCS Group Holding PLC 28,527 2,361
Zions Bancorp NA 42,700 2,227
$ 91,348
Beverages - 0.16%
Coca-Cola Europacific Partners PLC 11,319 702
Coca-Cola HBC AG
(e)
79,936 3,019
Constellation Brands Inc 8,219 1,844
Kirin Holdings Co Ltd 95,600 1,749
$ 7,314
Building Materials - 0.78%
Armstrong World Industries Inc 13,900 1,504
Buzzi Unicem SpA 41,849 1,106
China Lesso Group Holdings Ltd 585,000 1,222
CRH PLC 56,379 2,818
Fortune Brands Home & Security Inc 17,451 1,701
Holcim Ltd
(e)
102,395 6,003
Ibstock PLC
(f)
446,655 1,327
Lennox International Inc 4,944 1,629
Martin Marietta Materials Inc 14,909 5,416
Masco Corp 52,866 3,156
Owens Corning 18,757 1,804
Vulcan Materials Co 29,126 5,242
Wienerberger AG 81,831 3,345
$ 36,273
Chemicals - 0.39%
Arkema SA 13,564 1,726
Brenntag SE 26,535 2,650
Celanese Corp 16,548 2,578
Denka Co Ltd 33,400 1,156
ICL Group Ltd 31,414 229
LANXESS AG 22,147 1,604
NewMarket Corp 6,650 2,101
Nissan Chemical Corp 18,000 882
Sherwin-Williams Co/The 4,620 1,345
Sumitomo Bakelite Co Ltd 34,500 1,502
Tokai Carbon Co Ltd 65,000 859
Yara International ASA 5,702 300
Zeon Corp 68,600 937
$ 17,869
Commercial Services - 1.35%
Ashtead Group PLC 56,235 4,208
ATD New Holdings Inc
(e)
385,347 23,056
Automatic Data Processing Inc 15,190 3,184
Booz Allen Hamilton Holding Corp 27,451 2,356
Cengage Learning Holdings II Inc
(e)
34,465 732
Cintas Corp 5,088 2,006

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dai Nippon Printing Co Ltd 112,100 $ 2,642
ManpowerGroup Inc 31,851 3,777
NICE Information Service Co Ltd 95,088 1,985
Omni Bridgeway Ltd 577,179 1,465
Quanta Services Inc 3,756 341
Robert Half International Inc 29,084 2,856
S&P Global Inc 3,221 1,381
Service Corp International/US 42,977 2,686
Sohgo Security Services Co Ltd 19,600 917
TOPPAN INC 137,600 2,334
TransUnion 36,917 4,432
Triton International Ltd 35,051 1,850
$ 62,208
Computers - 0.57%
Accenture PLC - Class A 6,706 2,130
Amdocs Ltd 28,651 2,209
Apple Inc 7,007 1,022
Bechtle AG 4,307 889
Capgemini SE 17,190 3,716
Cognizant Technology Solutions Corp 20,950 1,540
Fujitsu Ltd 5,400 919
HP Inc 108,207 3,124
Itochu Techno-Solutions Corp 37,300 1,144
Logitech International SA 10,867 1,194
NetApp Inc 61,588 4,902
NSD Co Ltd 53,700 921
Obic Co Ltd 6,900 1,213
Otsuka Corp 30,100 1,564
$ 26,487
Consumer Products - 0.12%
Clorox Co/The 16,827 3,044
Henkel AG & Co KGaA 29,775 2,707
$ 5,751
Cosmetics & Personal Care - 0.20%
Kao Corp 17,600 1,060
Procter & Gamble Co/The 26,042 3,704
Unilever PLC 76,234 4,387
$ 9,151
Distribution & Wholesale - 0.43%
Bunzl PLC 73,926 2,739
Fastenal Co 127,082 6,961
Marubeni Corp 291,400 2,480
Mitsubishi Corp 96,200 2,698
Sumitomo Corp 189,100 2,570
Toromont Industries Ltd 30,900 2,611
$ 20,059
Diversified Financial Services - 1.22%
Ameriprise Financial Inc 10,685 2,752
Apollo Global Management Inc
(a)
103,790 6,109
Cboe Global Markets Inc 20,791 2,463
Discover Financial Services 25,004 3,108
Hana Financial Group Inc 44,178 1,667
Hargreaves Lansdown PLC 174,707 3,963
Jefferies Financial Group Inc 96,849 3,214
LPL Financial Holdings Inc 20,462 2,886
Magellan Financial Group Ltd 88,670 3,199
Mastercard Inc 1,647 636
Mitsubishi HC Capital Inc 161,500 881
Nomura Holdings Inc 418,400 2,095
OneMain Holdings Inc 89,118 5,436
ORIX Corp 150,000 2,624
Raymond James Financial Inc 13,839 1,792
SEI Investments Co 28,857 1,755
Synchrony Financial 73,941 3,477
T Rowe Price Group Inc 17,205 3,513
Western Union Co/The 209,746 4,868
$ 56,438
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 4.03%
AGL Energy Ltd 713,263 $ 3,777
Alliant Energy Corp 231,805 13,568
Ameren Corp 179,954 15,102
CMS Energy Corp 231,209 14,286
Edison International 239,238 13,038
Enel SpA 975,000 8,985
Entergy Corp 134,219 13,814
Eversource Energy 65,320 5,635
Exelon Corp 275,000 12,870
Mercury NZ Ltd 22,868 105
Meridian Energy Ltd 43,015 156
NextEra Energy Inc 200,900 15,650
Northland Power Inc 40,200 1,411
NRG Energy Inc 115,499 4,763
PG&E Corp
(e)
515,000 4,527
Portland General Electric Co 65,809 3,218
Public Service Enterprise Group Inc 146,952 9,145
Red Electrica Corp SA 388,511 7,696
Sempra Energy 63,265 8,266
Tohoku Electric Power Co Inc 292,000 2,212
Vistra Corp 228,073 4,368
WEC Energy Group Inc 120,383 11,333
Xcel Energy Inc 177,520 12,116
$ 186,041
Electrical Components & Equipment - 0.26%
Acuity Brands Inc 4,299 754
AMETEK Inc 26,904 3,741
Ecopro BM Co Ltd 8,271 2,085
Frencken Group Ltd 3,860,300 5,418
$ 11,998
Electronics - 0.17%
Allegion plc 13,595 1,857
Avnet Inc 72,861 3,011
Mycronic AB 42,843 1,258
SYNNEX Corp 13,947 1,667
$ 7,793
Engineering & Construction - 0.46%
Bouygues SA 132,309 5,099
Grupo Aeroportuario del Pacifico SAB de CV
(e)
159,800 1,828
HOCHTIEF AG 93,221 7,397
Kyowa Exeo Corp 50,200 1,248
Obayashi Corp 246,000 2,012
Skanska AB 57,535 1,624
SPIE SA 90,379 2,141
$ 21,349
Entertainment - 0.21%
Entain PLC
(e)
100,701 2,539
Genting Singapore Ltd 2,129,400 1,271
Kindred Group PLC 107,085 1,753
Vail Resorts Inc
(e)
13,130 4,007
$ 9,570
Food - 1.08%
Calbee Inc 41,000 942
Chocoladefabriken Lindt & Spruengli AG - PC 388 4,346
Chocoladefabriken Lindt & Spruengli AG - REG 35 4,054
Coles Group Ltd 196,603 2,530
Empire Co Ltd 46,700 1,534
Etablissements Franz Colruyt NV 33,617 1,911
ICA Gruppen AB
(a)
55,439 2,741
Kesko Oyj 124,748 5,347
Koninklijke Ahold Delhaize NV 176,421 5,484
Kroger Co/The 84,796 3,451
Loblaw Cos Ltd 39,000 2,638
MEIJI Holdings Co Ltd 21,800 1,350
Metro Inc/CN 37,900 1,966
Mondelez International Inc 53,356 3,375
Mowi ASA 14,379 366
Nissin Foods Holdings Co Ltd 10,800 769
Orkla ASA 24,571 223

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Seven & i Holdings Co Ltd 38,900 $ 1,736
Toyo Suisan Kaisha Ltd 25,000 954
Tyson Foods Inc 47,481 3,393
Yakult Honsha Co Ltd 11,400 674
$ 49,784
Forest Products & Paper - 0.02%
West Fraser Timber Co Ltd 12,100 868
Gas - 0.99%
Atmos Energy Corp 142,471 14,046
Enagas SA 384,271 8,826
Hong Kong & China Gas Co Ltd 1,040,450 1,692
NiSource Inc 547,447 13,560
Southwest Gas Holdings Inc 79,672 5,571
UGI Corp 48,023 2,209
$ 45,904
Hand & Machine Tools - 0.12%
Snap-on Inc 14,076 3,068
Techtronic Industries Co Ltd 130,000 2,318
$ 5,386
Healthcare - Products - 0.26%
Carl Zeiss Meditec AG
(a)
7,699 1,715
Fisher & Paykel Healthcare Corp Ltd 19,300 425
Osstem Implant Co Ltd 26,748 3,009
Smith & Nephew PLC 111,037 2,266
STERIS PLC 20,243 4,412
$ 11,827
Healthcare - Services - 0.48%
Anthem Inc 5,195 1,995
Chemed Corp 850 405
Encompass Health Corp 15,994 1,332
Fresenius Medical Care AG & Co KGaA 31,972 2,520
Fresenius SE & Co KGaA 58,625 3,081
Humana Inc 2,180 929
ICON PLC
(e)
7,306 1,777
NMC Health PLC
(e),(g)
9,858 —
Notre Dame Intermedica Participacoes SA 131,900 2,026
Pharmaron Beijing Co Ltd
(f)
101,900 2,235
Quest Diagnostics Inc 10,207 1,447
Ryman Healthcare Ltd 13,430 123
Sonic Healthcare Ltd 64,476 1,905
UnitedHealth Group Inc 5,500 2,267
Universal Health Services Inc 1,604 257
$ 22,299
Holding Companies - Diversified - 0.07%
CK Hutchison Holdings Ltd 339,500 2,480
Jardine Matheson Holdings Ltd 11,948 711
$ 3,191
Home Builders - 0.37%
DR Horton Inc 20,424 1,949
Lennar Corp - A Shares 13,691 1,440
Lennar Corp - B Shares 21,534 1,859
Persimmon PLC 75,830 3,059
PulteGroup Inc 74,176 4,070
Sekisui House Ltd
(a)
135,100 2,676
Toll Brothers Inc 38,147 2,261
$ 17,314
Home Furnishings - 0.20%
GN Store Nord AS 17,073 1,496
Howden Joinery Group PLC 138,365 1,724
JS Global Lifestyle Co Ltd
(f)
817,000 2,060
Sony Group Corp 2,600 272
Targus Group International Inc
(e),(g)
75,880 4
Whirlpool Corp 17,040 3,775
$ 9,331
Housewares - 0.12%
Newell Brands Inc 215,334 5,330
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2.66%
Aflac Inc 64,102 $ 3,526
Allianz SE 21,080 5,240
Allstate Corp/The 23,890 3,107
American Financial Group Inc/OH 24,194 3,060
Arthur J Gallagher & Co 30,431 4,239
ASR Nederland NV 77,587 3,188
Assurant Inc 21,350 3,369
Axis Capital Holdings Ltd 81,202 4,131
Everest Re Group Ltd 13,324 3,369
Fairfax Financial Holdings Ltd 5,400 2,275
Fidelity National Financial Inc 177,197 7,905
First American Financial Corp 81,043 5,455
Gjensidige Forsikring ASA 6,544 150
Great-West Lifeco Inc 189,400 5,699
Hanover Insurance Group Inc/The 52,439 7,127
Hartford Financial Services Group Inc/The 64,818 4,124
Insurance Australia Group Ltd 429,656 1,532
Kemper Corp 26,587 1,755
Manulife Financial Corp 199,600 3,859
MGIC Investment Corp 203,367 2,814
NN Group NV 71,568 3,558
Primerica Inc 10,522 1,538
Progressive Corp/The 6,804 647
Prudential Financial Inc 74,379 7,459
Qualitas Controladora SAB de CV 452,200 2,197
Reinsurance Group of America Inc 23,558 2,596
Sompo Holdings Inc 59,700 2,468
Sun Life Financial Inc 67,300 3,505
Swiss Life Holding AG 6,409 3,306
Swiss Re AG 104,110 9,439
T&D Holdings Inc 136,900 1,752
Travelers Cos Inc/The 20,008 2,979
Unum Group 204,378 5,600
$ 122,968
Internet - 0.33%
21Vianet Group Inc ADR
(e)
24,662 427
CDW Corp/DE 25,805 4,732
Cogent Communications Holdings Inc 64,824 5,031
eBay Inc 26,059 1,777
Trend Micro Inc/Japan 37,400 1,947
United Internet AG 32,934 1,363
$ 15,277
Investment Companies - 0.09%
SIMPAR SA 317,500 4,258
Iron & Steel - 0.63%
Fortescue Metals Group Ltd 231,227 4,225
Reliance Steel & Aluminum Co 32,331 5,081
Specialty Steel Holdings, Inc.
(e),(g)
87 18,239
Steel Dynamics Inc 20,927 1,349
$ 28,894
Leisure Products & Services - 0.04%
Brunswick Corp/DE 16,412 1,713
Lodging - 0.11%
Choice Hotels International Inc 2,736 328
City Developments Ltd 74,500 376
Hyatt Hotels Corp
(e)
39,826 3,181
Melco Resorts & Entertainment Ltd ADR
(e)
11,889 165
Travel + Leisure Co 15,881 823
$ 4,873
Machinery - Construction & Mining - 0.06%
Mitsubishi Electric Corp 93,800 1,273
Oshkosh Corp 14,097 1,685
$ 2,958
Machinery - Diversified - 0.33%
Cognex Corp 34,462 3,116
Dover Corp 35,859 5,993
Ebara Corp 36,200 1,790
GEA Group AG 46,018 2,040

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Husqvarna AB 156,562 $ 2,191
$ 15,130
Media - 0.60%
Altice USA Inc
(e)
235,291 7,230
Charter Communications Inc
(e)
7,873 5,858
Nexstar Media Group Inc 15,813 2,326
Quebecor Inc 84,800 2,219
Schibsted ASA - A Shares 2,474 131
Shaw Communications Inc 255,000 7,448
ViacomCBS Inc - Class A
(a)
29,212 1,301
World Wrestling Entertainment Inc 24,715 1,220
$ 27,733
Metal Fabrication & Hardware - 0.14%
Rexnord Corp 72,245 4,070
SKF AB 92,763 2,468
$ 6,538
Mining - 0.85%
Arctic Canadian Diamond Co Ltd
(e),(g)
6,589 1,259
Barrick Gold Corp 87,800 1,911
Evolution Mining Ltd 692,688 2,107
Impala Platinum Holdings Ltd 77,253 1,393
Kirkland Lake Gold Ltd 50,000 2,138
Lundin Mining Corp 49,800 454
Newcrest Mining Ltd 54,953 1,062
Newmont Corp 44,190 2,776
Norsk Hydro ASA 43,994 293
Northern Star Resources Ltd 124,544 928
OZ Minerals Ltd 27,540 467
Real Alloy Holding Inc
(e),(g)
362 15,380
Rio Tinto Ltd 26,731 2,620
Rio Tinto PLC 55,666 4,728
Yamana Gold Inc 429,900 1,926
$ 39,442
Miscellaneous Manufacturers - 0.29%
A O Smith Corp 35,662 2,508
Carlisle Cos Inc 12,361 2,500
Elite Material Co Ltd 257,000 2,078
Trelleborg AB 58,197 1,439
Utex Industries
(e)
120,675 4,948
Utex Industries - Warrants
(e),(h)
53,725 —
$ 13,473
Oil & Gas - 0.71%
Aker BP ASA 83,854 2,259
Cabot Oil & Gas Corp 146,733 2,348
Canadian Natural Resources Ltd 161,800 5,339
DCC PLC 31,815 2,664
ENEOS Holdings Inc 644,600 2,708
EOG Resources Inc 45,239 3,296
Equinor ASA 31,971 623
Galp Energia SGPS SA 711,885 6,942
Marathon Oil Corp 163,129 1,891
Pioneer Natural Resources Co 24,213 3,519
SandRidge Energy Inc
(e)
286 2
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 294,187 1,388
$ 32,979
Packaging & Containers - 0.16%
DS Smith PLC 292,392 1,718
SIG Combibloc Group AG
(e)
110,772 3,268
Westrock Co 49,976 2,459
$ 7,445
Pharmaceuticals - 1.08%
AbbVie Inc 52,406 6,095
AmerisourceBergen Corp 21,093 2,577
Bristol-Myers Squibb Co 61,482 4,173
Grifols SA 59,228 1,506
Hikma Pharmaceuticals PLC 54,355 1,999
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ipsen SA 17,563 $ 1,877
McKesson Corp 7,257 1,479
Novartis AG 62,156 5,748
Novo Nordisk A/S 116,352 10,771
Orion Oyj 113,942 4,850
Recordati Industria Chimica e Farmaceutica SpA 50,350 3,114
Santen Pharmaceutical Co Ltd 84,100 1,139
Shionogi & Co Ltd 23,200 1,222
Ship Healthcare Holdings Inc 55,500 1,400
Sumitomo Dainippon Pharma Co Ltd 63,300 1,096
Zoetis Inc 4,432 898
$ 49,944
Pipelines - 0.11%
Keyera Corp
(a)
95,800 2,565
ONEOK Inc 45,700 2,375
$ 4,940
Private Equity - 0.25%
Centuria Capital Group 442,751 950
Intermediate Capital Group PLC 156,162 4,706
KKR & Co Inc 94,628 6,033
$ 11,689
Real Estate - 0.84%
Azrieli Group Ltd 1,893 151
Castellum AB 80,567 2,257
CBRE Group Inc
(e)
36,834 3,553
CK Asset Holdings Ltd 370,500 2,521
Daito Trust Construction Co Ltd 25,200 2,961
Echo Investment SA
(a)
46,460 55
ESR Cayman Ltd
(e),(f)
100,800 354
ESR Kendall Square REIT Co Ltd 93,709 556
Fabege AB 32,616 565
Hongkong Land Holdings Ltd 566,151 2,569
Hysan Development Co Ltd 589,000 2,318
LEG Immobilien SE 7,519 1,188
Midea Real Estate Holding Ltd
(f)
383,200 648
Mitsubishi Estate Co Ltd 145,100 2,276
Mitsui Fudosan Co Ltd 85,270 1,994
New World Development Co Ltd 400,395 1,898
Shimao Services Holdings Ltd
(f)
613,000 1,415
Sun Hung Kai Properties Ltd 257,000 3,676
Sunac Services Holdings Ltd
(f)
163,000 442
TAG Immobilien AG 67,258 2,231
Vonovia SE 60,115 4,002
Wihlborgs Fastigheter AB 26,851 626
Zhongliang Holdings Group Co Ltd 947,500 515
$ 38,771
REITs - 5.32%
Agree Realty Corp 6,732 506
AIMS APAC REIT 630,390 735
Alexandria Real Estate Equities Inc 11,890 2,394
Allied Properties Real Estate Investment Trust 21,300 780
alstria office REIT-AG 54,195 1,147
American Assets Trust Inc 17,799 657
American Homes 4 Rent 73,525 3,088
American Tower Corp 33,399 9,445
Apartment Income REIT Corp 32,936 1,734
ARA LOGOS Logistics Trust 276,001 183
Arena REIT 261,997 681
AvalonBay Communities Inc 15,176 3,457
Big Yellow Group PLC 36,338 732
Blackstone Mortgage Trust Inc 141,577 4,590
Brandywine Realty Trust 816,008 11,392
Broadstone Net Lease Inc 53,288 1,387
Camden Property Trust 36,746 5,489
CapitaLand Integrated Commercial Trust 522,900 829
CareTrust REIT Inc 153,014 3,691
Centuria Industrial REIT 154,954 436
Centuria Office REIT 38,194 69
Charter Hall Group 207,507 2,480

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
City Office REIT Inc 25,727 $ 331
CoreSite Realty Corp 77,505 10,712
Cousins Properties Inc 24,413 970
Covivio 7,015 659
CRE Logistics REIT Inc 530 1,004
Cromwell European Real Estate Investment Trust 373,080 1,102
CubeSmart 50,135 2,490
CyrusOne Inc 12,562 895
Daiwa House REIT Investment Corp 327 974
Daiwa Office Investment Corp 78 563
Dexus/AU 268,831 2,031
Dream Industrial Real Estate Investment Trust 188,830 2,429
Duke Realty Corp 60,820 3,094
Equinix Inc 8,046 6,601
ESR-REIT 2,050,800 673
Essex Property Trust Inc 22,049 7,234
Far East Hospitality Trust 513,930 220
First Industrial Realty Trust Inc 101,983 5,587
Gecina SA 4,689 744
GLP J-Reit
(e)
1,429 2,559
Goodman Group 62,270 1,036
Granite Real Estate Investment Trust 14,300 990
Healthcare Trust of America Inc 50,329 1,439
Highwoods Properties Inc 191,658 9,140
Independence Realty Trust Inc 235,227 4,535
Industrial & Infrastructure Fund Investment Corp 792 1,535
Industrial Logistics Properties Trust 116,459 3,156
Ingenia Communities Group 121,866 520
Inmobiliaria Colonial Socimi SA 56,362 601
Invitation Homes Inc 113,900 4,633
Irongate Group 517,107 557
Keppel DC REIT 693,900 1,351
Kilroy Realty Corp 14,747 1,021
Klepierre SA 530,609 12,847
Lendlease Global Commercial REIT 345,600 223
Link REIT 311,900 2,981
Mapletree Industrial Trust 800,430 1,772
Mapletree Logistics Trust 484,122 754
Merlin Properties Socimi SA 132,011 1,481
MGM Growth Properties LLC 72,640 2,746
Minto Apartment Real Estate Investment Trust
(f)
21,016 414
Mitsui Fudosan Logistics Park Inc
(e)
350 1,960
Mori Hills REIT Investment Corp 386 568
New Residential Investment Corp 228,537 2,230
NewRiver REIT PLC 132,149 154
NexPoint Residential Trust Inc 49,466 2,916
Nippon Accommodations Fund Inc 421 2,577
Nomura Real Estate Master Fund Inc 636 1,011
NSI NV 20,917 869
Paramount Group Inc 541,250 5,283
Park Hotels & Resorts Inc
(e)
66,160 1,224
Plymouth Industrial REIT Inc 45,991 1,061
Primary Health Properties PLC 175,288 399
Prologis Inc 34,591 4,429
Rexford Industrial Realty Inc 16,492 1,015
Sabra Health Care REIT Inc 102,823 1,911
SBA Communications Corp 41,390 14,113
Segro PLC 126,461 2,138
Sekisui House Reit Inc 1,360 1,198
SF Real Estate Investment Trust
(e)
1,665,000 928
Simon Property Group Inc 5,093 644
STAG Industrial Inc 91,721 3,790
STORE Capital Corp 170,767 6,180
Summit Industrial Income REIT 120,349 1,830
Sun Communities Inc 25,335 4,968
Sunstone Hotel Investors Inc
(e)
53,280 615
Tritax Big Box REIT PLC 512,795 1,500
UNITE Group PLC/The 52,314 842
Ventas Inc 33,187 1,984
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
VICI Properties Inc 254,140 $ 7,927
Welltower Inc 47,293 4,108
Weyerhaeuser Co 24,898 840
WPT Industrial Real Estate Investment Trust 223,617 4,237
$ 245,955
Retail - 1.12%
Advance Auto Parts Inc 4,888 1,037
Alimentation Couche-Tard Inc 20,700 834
Best Buy Co Inc 38,748 4,354
Bloomin' Brands Inc
(e)
47,666 1,198
Caleres Inc 154,547 3,823
Canadian Tire Corp Ltd
(a)
19,400 2,985
China Meidong Auto Holdings Ltd 394,000 2,127
Cosmos Pharmaceutical Corp 1,600 272
Darden Restaurants Inc 6,348 926
Dick's Sporting Goods Inc
(a)
30,845 3,212
Dollar General Corp 5,067 1,179
Domino's Pizza Inc 3,264 1,715
Genuine Parts Co 35,775 4,541
Grafton Group PLC 142,927 2,550
Home Depot Inc/The 11,299 3,708
Lowe's Cos Inc 11,323 2,182
Marui Group Co Ltd 73,900 1,294
Nu Skin Enterprises Inc 72,197 3,876
Pan Pacific International Holdings Corp 15,600 326
Ruth's Hospitality Group Inc
(e)
54,804 1,094
Shimamura Co Ltd 11,400 1,102
Sundrug Co Ltd 27,800 902
Tractor Supply Co 8,305 1,503
Tsuruha Holdings Inc 6,000 708
USS Co Ltd 90,100 1,568
Welcia Holdings Co Ltd 15,000 511
Williams-Sonoma Inc 14,723 2,233
$ 51,760
Savings & Loans - 0.10%
People's United Financial Inc 281,224 4,415
Semiconductors - 0.66%
Advantest Corp 6,600 583
Broadcom Inc 7,596 3,687
Entegris Inc 33,042 3,986
Hana Materials Inc 37,120 1,659
Intel Corp 45,509 2,445
KoMiCo Ltd 74,903 4,250
Microchip Technology Inc 29,229 4,183
PSK Inc 117,483 4,342
SiTime Corp
(e)
25,286 3,430
Tokyo Ohka Kogyo Co Ltd 28,100 1,821
$ 30,386
Shipbuilding - 0.08%
Huntington Ingalls Industries Inc 17,625 3,615
Software - 0.46%
Cerner Corp 19,977 1,606
Concentrix Corp
(e)
11,175 1,830
Jack Henry & Associates Inc 9,806 1,707
Nemetschek SE 9,027 797
Nexon Co Ltd 2,900 60
Oracle Corp 28,994 2,527
Pro Medicus Ltd 132,880 5,680
Skillsoft Corp
(e)
230,831 2,008
SS&C Technologies Holdings Inc 16,163 1,267
TIS Inc 40,500 1,050
Tyler Technologies Inc
(e)
5,128 2,526
WiseTech Global Ltd 3,392 77
$ 21,135
Storage & Warehousing - 0.03%
Safestore Holdings PLC 94,422 1,385

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2.04%
Accton Technology Corp 270,000 $ 3,161
AT&T Inc 336,001 9,425
BCE Inc 128,900 6,434
Cisco Systems Inc/Delaware 89,897 4,978
Hikari Tsushin Inc 6,400 1,108
KDDI Corp 71,100 2,174
Motorola Solutions Inc 10,345 2,316
Orange SA
(a)
576,913 6,421
Proximus SADP
(a)
350,705 7,207
SoftBank Corp 264,000 3,448
Spark New Zealand Ltd 61,672 204
Swisscom AG 13,600 8,174
Tele2 AB 588,615 8,646
Telefonica Deutschland Holding AG 3,051,024 8,224
Telenor ASA 22,892 397
Telephone and Data Systems Inc 266,972 5,967
T-Mobile US Inc
(e)
62,700 9,030
Ubiquiti Inc 1,856 581
Vodafone Group PLC 3,881,374 6,241
$ 94,136
Toys, Games & Hobbies - 0.03%
Nintendo Co Ltd 2,500 1,285
Transportation - 0.64%
Aurizon Holdings Ltd 1,441,503 4,091
Deutsche Post AG 59,793 4,052
DSV PANALPINA A/S 5,064 1,234
Expeditors International of Washington Inc 15,491 1,987
Knight-Swift Transportation Holdings Inc 21,546 1,071
Old Dominion Freight Line Inc 1,644 442
Poste Italiane SpA
(f)
201,435 2,666
PostNL NV 562,375 3,043
Ryder System Inc 61,283 4,667
Sankyu Inc 54,600 2,454
Schneider National Inc 61,067 1,370
Union Pacific Corp 11,497 2,515
$ 29,592
Water - 0.33%
American Water Works Co Inc 90,900 15,463
TOTAL COMMON STOCKS $ 1,755,413
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
REITs - 0.02%
RPT Realty 7.25%
(i)
18,000 $ 1,018
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,018
PREFERRED STOCKS - 1.38% Shares Held Value (000's)
Banks - 0.34%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,597
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
63,642 1,827
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(i)
33,040 986
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(i)
60,000 1,785
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 102
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
19,390 507
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
37,100 1,081
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
2,639 80
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
63,900 1,828
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
6,591 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
579 15
3 Month USD LIBOR + 4.47%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 $ 3,597
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
3,057 80
Wells Fargo & Co 6.63%, 03/15/2024
(i)
4,221 122
3 Month USD LIBOR + 3.69%
$ 15,791
Consumer Products - 0.05%
Henkel AG & Co KGaA 1.85% 24,367 2,471
Diversified Financial Services - 0.00%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 140
Electric - 0.31%
Alabama Power Co 5.00%, 10/01/2022
(i)
61,989 1,652
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,399
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 5,212
Dominion Energy Inc 5.25%, 07/30/2076 32,917 832
DTE Energy Co 5.25%, 12/01/2077 35,000 926
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,332 180
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 2,991
Southern Co/The 5.25%, 12/01/2077 30,863 831
$ 14,023
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 1,022
Insurance - 0.09%
Arch Capital Group Ltd 5.25%, 09/29/2021
(i)
17,403 441
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
57,124 1,511
3 Month USD LIBOR + 5.60%
Voya Financial Inc 5.35%, 09/15/2029
(i)
77,600 2,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 4,295
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 1,019
3 Month USD LIBOR + 3.59%
REITs - 0.26%
Kimco Realty Corp 5.25%, 12/20/2022
(i)
16,419 442
Prologis Inc 8.54%, 11/13/2026
(i)
83,532 6,014
Public Storage 4.00%, 06/16/2026
(i)
80,000 2,039
Public Storage 5.60%, 03/11/2024
(i)
38,030 1,068
Vornado Realty Trust 5.25%, 11/24/2025
(i)
80,000 2,180
$ 11,743
Savings & Loans - 0.02%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 627
3 Month USD LIBOR + 4.02%
Sovereign - 0.27%
CoBank ACB 1.30%, 07/10/2022
(f),(i)
8,000 6,440
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 771
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,406
3 Month USD LIBOR + 4.56%
$ 12,617
TOTAL PREFERRED STOCKS $ 63,748
BONDS - 51.44%
Principal
Amount (000's) Value (000's)
Advertising - 0.26%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(f)
$ 4,565 $ 4,739
7.75%, 04/15/2028
(f)
1,990 2,075

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
$ 400 $ 402
5.00%, 08/15/2027
(f)
4,725 4,819
$ 12,035
Aerospace & Defense - 0.39%
Boeing Co/The
2.20%, 02/04/2026 2,700 2,724
General Dynamics Corp
4.25%, 04/01/2040 2,200 2,750
Leonardo SpA
4.88%, 03/24/2025 EUR 500 679
TransDigm Inc
4.63%, 01/15/2029
(f)
$ 1,000 997
5.50%, 11/15/2027 7,350 7,589
7.50%, 03/15/2027 2,450 2,595
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 554
$ 17,888
Agriculture - 0.10%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 698
Imperial Brands Finance PLC
2.13%, 02/12/2027 1,700 2,179
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 872
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 721
$ 4,470
Airlines - 0.28%
Air Canada
3.88%, 08/15/2026
(f),(j)
$ 3,575 3,584
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,550 1,672
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
2,875 3,213
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
1,950 2,044
International Consolidated Airlines Group SA
1.50%, 07/04/2027 EUR 1,700 1,815
United Airlines Inc
4.63%, 04/15/2029
(f)
$ 500 514
$ 12,842
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 245
Automobile Manufacturers - 1.10%
Ford Motor Co
7.45%, 07/16/2031 $ 3,980 5,268
9.63%, 04/22/2030 13,870 20,025
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,750 1,752
3.82%, 11/02/2027 500 525
4.00%, 11/13/2030 2,975 3,146
4.13%, 08/17/2027 3,540 3,788
4.27%, 01/09/2027 600 646
4.54%, 08/01/2026 2,250 2,444
5.11%, 05/03/2029 925 1,047
General Motors Financial Co Inc
5.20%, 03/20/2023 2,550 2,735
Renault SA
1.13%, 10/04/2027 EUR 500 556
Stellantis NV
3.38%, 07/07/2023 2,200 2,765
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Tesla Inc
5.30%, 08/15/2025
(f)
$ 600 $ 616
Toyota Motor Credit Corp
3.38%, 04/01/2030 2,800 3,189
Volkswagen Leasing GmbH
0.50%, 01/12/2029 EUR 2,000 2,396
$ 50,898
Automobile Parts & Equipment - 0.37%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 1,100 1,504
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 $ 500 513
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
5,065 5,237
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 09/14/2022
(i),(k)
2,700 2,727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
Wheel Pros Inc
6.50%, 05/15/2029
(f)
6,880 6,983
$ 16,964
Banks - 5.86%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(i),(k),(l)
2,600 3,055
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(k)
EUR 1,700 2,129
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco BPM SpA
1.63%, 02/18/2025 1,000 1,209
Banco de Sabadell SA
5.38%, 12/12/2028
(k)
1,700 2,205
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(i),(k),(l)
$ 3,550 3,581
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco GNB Sudameris SA
7.50%, 04/16/2031
(f),(k),(l)
700 715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(f),(i),(k),(l)
625 670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(i),(k),(l)
3,000 3,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 06/27/2029
(f),(i),(k),(l)
1,120 1,264
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander SA
2.13%, 02/08/2028 EUR 1,300 1,686
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
$ 3,731 3,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
3.65%, 09/19/2022
(f)
500 506
4.25%, 07/31/2027
(f)
950 976

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
1.78%, 05/04/2027
(k)
EUR 1,200 $ 1,540
3 Month Euro Interbank Offered Rate +
1.20%
2.68%, 06/19/2041
(k)
$ 1,725 1,703
Secured Overnight Financing Rate + 1.93%
6.30%, 03/10/2026
(i),(k)
12,715 14,845
3 Month USD LIBOR + 4.55%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(i),(k)
6,088 6,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(i),(k)
7,050 7,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025
(f)
720 609
Barclays PLC
2.00%, 02/07/2028
(k)
EUR 1,800 2,189
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.90%
5.20%, 05/12/2026 $ 500 575
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(k),(l)
650 705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
2.59%, 08/12/2035
(f),(k)
2,400 2,370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
7.37%, 08/19/2025
(f),(i),(k),(l)
8,000 9,361
USD Swap Semi-Annual 5 Year + 5.15%
BOS Funding Ltd
4.00%, 09/18/2024 2,950 3,037
CaixaBank SA
2.75%, 07/14/2028
(k)
EUR 2,200 2,727
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,409
CIT Group Inc
6.13%, 03/09/2028 $ 295 363
Citigroup Inc
0.50%, 10/08/2027
(k)
EUR 1,300 1,567
3 Month Euro Interbank Offered Rate +
0.96%
3.88%, 02/18/2026
(i),(k)
$ 500 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(i),(k)
13,000 13,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
Citizens Financial Group Inc
5.65%, 10/06/2025
(i),(k)
2,100 2,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Credit Agricole SA
7.88%, 01/23/2024
(f),(i),(k),(l)
6,000 6,765
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(i),(k),(l)
6,800 8,276
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,350 1,447
Credit Suisse Group AG
7.50%, 12/11/2023
(i),(k),(l)
3,000 3,311
USD Swap Semi-Annual 5 Year + 4.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(k)
$ 2,700 $ 2,771
Secured Overnight Financing Rate + 2.16%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,100 2,250
Emirates Development Bank PJSC
3.52%, 03/06/2024 2,900 3,095
Fifth Third Bancorp
8.25%, 03/01/2038 400 677
FirstRand Bank Ltd
6.25%, 04/23/2028
(k)
550 576
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(k)
1,700 1,701
Secured Overnight Financing Rate + 0.54%
4.22%, 05/01/2029
(k)
1,325 1,524
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(i),(k)
13,020 13,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(i),(k)
1,000 1,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(i),(k)
5,300 8,872
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
3.13%, 06/07/2028 EUR 1,100 1,542
4.38%, 11/23/2026 $ 1,100 1,245
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(i),(k)
5,200 5,584
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(i),(k)
5,000 5,850
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.00%, 04/11/2028
(k)
EUR 1,000 1,244
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
(i),(k),(l)
$ 2,500 2,792
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,532 3,532
Intesa Sanpaolo SpA
1.75%, 04/12/2023 EUR 1,200 1,471
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(f),(i),(k),(l)
$ 1,000 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/12/2022
(i),(k),(l)
2,750 2,779
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(k)
EUR 1,800 2,237
3 Month Euro Interbank Offered Rate +
0.76%
3.65%, 06/01/2026
(i),(k)
$ 500 505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.98%, 11/01/2021
(i)
7,745 7,782
3 Month USD LIBOR + 3.80%
6.75%, 02/01/2024
(i),(k)
6,200 6,847
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,027

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Bank PLC
13.00%, 01/22/2029
(i),(k)
GBP 400 $ 973
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(k)
EUR 1,300 1,561
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
M&T Bank Corp
5.00%, 08/01/2024
(i),(k)
$ 2,685 2,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,000 1,494
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 1,450 1,558
Natwest Group PLC
2.11%, 11/28/2031
(k)
GBP 700 981
Generic Britain 5 Year Government Bond
+ 1.75%
4.52%, 06/25/2024
(k)
$ 1,750 1,874
3 Month USD LIBOR + 1.55%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 740
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,230
6.63%, 03/26/2026
(a),(i),(k),(l)
$ 1,000 1,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
QNB Finansbank AS
4.88%, 05/19/2022 1,000 1,020
6.88%, 09/07/2024
(f)
1,300 1,416
Regions Financial Corp
5.75%, 06/15/2025
(i),(k)
2,500 2,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
0.65%, 07/29/2024 2,000 2,002
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
1,400 1,553
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/18/2023
(f),(i),(k),(l)
6,000 6,676
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.75%, 01/14/2031
(i),(k),(l)
4,000 4,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(a),(f)
400 528
7.75%, 04/02/2023
(f),(i),(k),(l)
8,000 8,710
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.10%, 02/15/2031
(i),(k)
700 716
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Toronto-Dominion Bank/The
3.22%, 07/25/2029
(k)
CAD 3,400 2,871
Canadian Dollar Offered Rate 3 Month +
1.25%
Truist Financial Corp
4.80%, 09/01/2024
(i),(k)
$ 12,300 13,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(i),(k)
1,000 1,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
6.88%, 08/07/2025
(i),(k),(l)
$ 3,000 $ 3,436
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
Wells Fargo & Co
3.90%, 03/15/2026
(i),(k)
2,000 2,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.87%, 06/15/2025
(i),(k)
2,583 2,925
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 600 896
$ 270,568
Beverages - 0.10%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,742
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 650 850
2.00%, 03/17/2028 500 669
Constellation Brands Inc
3.75%, 05/01/2050 $ 650 739
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 350 375
PepsiCo Inc
3.50%, 03/19/2040 200 231
$ 4,606
Biotechnology - 0.02%
HCRX Investments Holdco LP
4.50%, 08/01/2029
(f)
700 714
Building Materials - 0.03%
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
500 534
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
1,015 1,056
$ 1,590
Chemicals - 0.43%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 482
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 2,000 2,068
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
1,550 1,635
5.88%, 01/31/2050
(a),(f)
1,080 1,210
CF Industries Inc
5.15%, 03/15/2034 1,640 2,034
DuPont de Nemours Inc
5.32%, 11/15/2038 500 668
ICL Group Ltd
6.38%, 05/31/2038
(f)
600 771
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,417
Kronos International Inc
3.75%, 09/15/2025 200 241
OCP SA
5.13%, 06/23/2051
(f)
$ 595 606
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 618
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,842
Sasol Financing USA LLC
5.50%, 03/18/2031 3,925 4,092
Solvay Finance SACA
5.87%, 06/03/2024
(i),(k)
EUR 400 536
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 $ 689
$ 19,909
Coal - 0.09%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
2,335 2,358
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
1,700 1,713
$ 4,071
Commercial Mortgage Backed Securities - 9.87%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.48%, 11/10/2042
(m)
2,336 2,149
BANK 2017-BNK4
0.81%, 05/15/2050
(m),(n)
13,843 614
BANK 2017-BNK5
1.18%, 06/15/2060
(f),(m),(n)
42,403 2,572
BANK 2017-BNK9
1.42%, 11/15/2054
(f),(m),(n)
15,200 1,230
BANK 2018-BNK10
1.74%, 02/15/2061
(f),(m),(n)
31,334 3,265
BANK 2018-BNK12
1.42%, 05/15/2061
(f),(m),(n)
18,728 1,576
3.00%, 05/15/2061
(f)
3,000 2,660
BANK 2018-BNK13
1.56%, 08/15/2061
(f),(m),(n)
41,485 4,147
BANK 2018-BNK14
1.60%, 09/15/2060
(f),(m),(n)
11,466 1,116
BANK 2019-BNK16
1.83%, 02/15/2052
(f),(m),(n)
13,120 1,598
BANK 2019-BNK17
1.60%, 04/15/2052
(f),(m),(n)
11,541 1,259
BANK 2019-BNK18
1.35%, 05/15/2062
(f),(m),(n)
17,647 1,685
Bank 2019-BNK19
1.03%, 08/15/2061
(f),(m),(n)
17,014 1,244
BANK 2019-BNK20
1.21%, 09/15/2062
(f),(m),(n)
15,674 1,365
BANK 2019-BNK22
0.96%, 11/15/2062
(f),(m),(n)
18,082 1,290
1.50%, 11/15/2062
(f),(m),(n)
11,840 1,150
1.96%, 11/15/2062
(f),(m)
7,340 4,528
2.50%, 11/15/2062
(f)
5,000 4,684
BANK 2019-BNK23
1.01%, 12/15/2052
(f),(m),(n)
9,170 692
2.50%, 12/15/2052
(f)
1,500 1,348
BANK 2019-BNK24
1.02%, 11/15/2062
(f),(m),(n)
26,932 2,066
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(m),(n)
9,704 673
1.50%, 01/15/2063
(f),(n)
10,561 1,043
1.92%, 01/15/2063
(f),(m)
10,561 6,559
2.50%, 01/15/2063
(f)
1,250 1,069
BANK 2021-BNK33
2.56%, 05/15/2064 3,000 3,175
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(f),(m),(n)
6,117 774
Barclays Commercial Mortgage Trust 2019-C4
1.16%, 08/15/2052
(f),(m),(n)
13,091 1,080
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(f),(m),(n)
14,866 1,402
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(m),(n)
7,424 683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2018-B1 Mortgage Trust
1.11%, 01/15/2051
(f),(m),(n)
$ 12,667 $ 889
1.36%, 01/15/2051
(f),(m),(n)
30,260 2,457
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(m),(n)
5,520 479
Benchmark 2018-B5 Mortgage Trust
0.48%, 07/15/2051
(m),(n)
96,236 2,590
3.11%, 07/15/2051
(f),(m)
4,500 4,153
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(m),(n)
37,790 3,536
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(f),(m),(n)
16,962 2,012
3.00%, 05/15/2053
(f)
5,000 4,750
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(f),(m),(n)
6,900 848
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(f),(m),(n)
12,985 1,660
3.61%, 03/15/2062
(f),(m)
2,500 1,545
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(f),(m),(n)
13,924 1,456
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(f),(m),(n)
13,870 1,101
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(f),(m),(n)
6,500 429
1.51%, 08/15/2057
(f),(m),(n)
4,000 429
3.00%, 08/15/2057
(f)
6,500 4,428
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(f),(m),(n)
14,908 1,411
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(f),(m),(n)
24,552 1,766
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(f),(m),(n)
11,550 1,530
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(f),(m),(n)
7,615 643
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(f),(m),(n)
12,580 1,304
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(f),(m),(n)
24,240 2,442
2.00%, 02/15/2054
(f)
3,000 2,567
Benchmark 2021-B27 Mortgage Trust
1.49%, 07/15/2054
(f),(m),(n)
21,507 2,858
2.00%, 07/15/2054
(f)
5,000 4,399
BX Commercial Mortgage Trust 2021-SOAR
0.76%, 06/15/2038
(f)
2,500 2,503
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.47%, 11/15/2052
(f),(m),(n)
10,105 1,065
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(f),(m),(n)
11,514 956
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(m),(n)
20,444 2,208
CFCRE Commercial Mortgage Trust 2016-C6
1.10%, 11/10/2049
(m),(n)
42,042 2,017
Citigroup Commercial Mortgage Trust 2016-C1
1.85%, 05/10/2049
(m),(n)
35,362 2,537
Citigroup Commercial Mortgage Trust
2016-GC37
1.69%, 04/10/2049
(m),(n)
12,936 840
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(m),(n)
13,247 1,089
Citigroup Commercial Mortgage Trust 2018-C5
3.18%, 06/10/2051
(f),(m)
1,000 926
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(f),(m),(n)
15,766 1,455

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(f),(m),(n)
$ 13,007 $ 784
3.00%, 08/10/2056
(f)
9,330 6,360
3.00%, 08/10/2056
(f)
4,000 3,575
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(f),(m),(n)
11,280 513
0.62%, 11/10/2052
(f),(m),(n)
2,528 109
0.62%, 11/10/2052
(f),(m),(n)
1,750 75
3.00%, 11/10/2052
(f)
5,000 4,694
3.00%, 11/10/2052
(f)
1,750 1,134
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(f),(m),(n)
21,133 1,726
2.60%, 02/15/2053
(f)
6,000 5,279
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 9,238
5.35%, 05/15/2045
(f),(m)
8,889 7,771
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(f),(m)
5,000 1,545
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(f),(m)
3,475 3,422
4.32%, 12/10/2045
(f),(m)
7,500 6,997
COMM 2013-CCRE6 Mortgage Trust
1.01%, 03/10/2046
(m),(n)
44,488 351
4.09%, 03/10/2046
(f),(m)
10,215 9,692
4.09%, 03/10/2046
(f),(m)
13,750 11,505
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(m),(n)
44,717 347
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
3,250 2,679
COMM 2016-COR1 Mortgage Trust
1.39%, 10/10/2049
(m),(n)
43,144 2,222
COMM 2017-COR2 Mortgage Trust
1.16%, 09/10/2050
(m),(n)
74,847 4,470
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(m),(n)
15,800 1,560
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(f),(m),(n)
5,500 428
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(m),(n)
8,985 786
CSAIL 2019-C15 Commercial Mortgage Trust
1.04%, 03/15/2052
(m),(n)
55,650 3,418
1.98%, 03/15/2052
(f),(m),(n)
3,981 508
CSAIL 2019-C17 Commercial Mortgage Trust
1.36%, 09/15/2052
(m),(n)
29,786 2,578
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(f),(m),(n)
9,496 992
DBUBS 2011-LC1 Mortgage Trust
0.62%, 11/10/2046
(f),(m),(n)
39,357 1
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(m),(n)
79,054 3,720
1.60%, 11/25/2042
(m),(n)
83,688 4
1.66%, 11/25/2040
(m),(n)
16,936 301
1.66%, 06/25/2041
(m),(n)
20,000 562
1.66%, 10/25/2041
(m),(n)
43,000 1,333
1.77%, 01/25/2048
(m),(n)
38,129 3,208
1.97%, 11/25/2044
(m),(n)
16,293 942
2.01%, 09/25/2047
(m),(n)
41,400 3,714
2.03%, 02/25/2045
(m),(n)
27,900 1,770
2.17%, 07/25/2026
(m),(n)
39,161 3,599
2.17%, 05/25/2046
(m),(n)
75,770 5,947
2.19%, 01/25/2026
(m),(n)
70,234 5,765
2.19%, 12/25/2039
(m),(n)
25,654 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
2.27%, 08/25/2045
(m),(n)
$ 39,003 $ 5,388
2.60%, 04/25/2028
(m),(n)
13,000 2,011
2.95%, 06/25/2049
(m),(n)
4,750 848
3.82%, 02/25/2041
(m),(n)
5,409 72
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(f),(m),(n)
8,017 735
GS Mortgage Securities Trust 2011-GC5
5.18%, 08/10/2044
(f),(m)
3,660 1,464
GS Mortgage Securities Trust 2012-GCJ7
5.55%, 05/10/2045
(f),(m)
7,429 7,020
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(f),(m)
8,500 7,341
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,751
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(f),(m)
10,460 10,316
4.74%, 08/10/2046
(f),(m)
7,742 5,746
4.74%, 08/10/2046
(f),(m)
2,500 1,698
GS Mortgage Securities Trust 2014-GC26
1.20%, 11/10/2047
(f),(m),(n)
29,811 1,084
GS Mortgage Securities Trust 2017-GS7
1.11%, 08/10/2050
(m),(n)
28,634 1,457
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(f),(m),(n)
8,353 655
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(f),(m),(n)
16,430 1,855
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(f),(m),(n)
4,941 442
1.16%, 07/10/2052
(f),(m),(n)
16,500 1,294
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(m),(n)
13,000 922
GS Mortgage Securities Trust 2019-GSA1
1.00%, 11/10/2052
(f),(m),(n)
21,600 1,591
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(m),(n)
25,009 1,298
GS Mortgage Securities Trust 2020-GC47
3.46%, 05/12/2053
(f),(m)
2,000 2,014
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
4,019 2,954
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 708 627
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.43%, 08/15/2046
(f),(m)
2,800 2,795
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(m)
3,750 1,664
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.80%, 02/15/2047
(m),(n)
39,304 648
4.80%, 02/15/2047
(f),(m)
7,850 3,938
JPMBB Commercial Mortgage Securities Trust
2014-C21
0.97%, 08/15/2047
(m),(n)
34,141 857
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.70%, 11/15/2047
(f),(m)
14,800 9,588
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(m),(n)
54,005 866
0.97%, 10/15/2048
(m),(n)
46,370 1,270

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.50%, 07/15/2048
(m),(n)
$ 69,216 $ 1,200
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(m),(n)
42,377 734
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.13%, 07/15/2050
(m),(n)
19,593 881
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(m),(n)
34,154 2,390
2.01%, 03/10/2052
(f),(m),(n)
18,869 2,506
3.00%, 03/10/2052
(f)
1,000 889
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(f),(m),(n)
8,500 1,049
LB Commercial Mortgage Trust 2007-C3
5.91%, 07/15/2044
(m)
230 227
5.91%, 07/15/2044
(m)
6,369 6,143
LB-UBS Commercial Mortgage Trust 2007-C6
6.47%, 07/15/2040
(m)
1,758 1,616
6.47%, 07/15/2040
(m)
8,841 6,012
MHC Trust 2021-MHC2
0.94%, 05/15/2023
(f)
10,000 10,019
1.00 x 1 Month USD LIBOR + 0.85%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.35%, 08/15/2046
(m)
2,500 2,464
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(f),(m)
10,604 5,569
4.77%, 06/15/2047
(f),(m)
10,598 8,135
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.27%, 02/15/2048
(m),(n)
41,988 1,433
1.39%, 02/15/2048
(f),(m),(n)
41,500 1,782
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.87%, 03/15/2048
(m),(n)
29,922 738
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.54%, 05/15/2049
(m),(n)
38,721 2,175
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.29%, 11/15/2049
(f),(m),(n)
21,213 1,196
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.69%, 12/15/2049
(m),(n)
73,053 2,236
Morgan Stanley Capital I Trust 2011-C3
0.00%, 07/15/2049
(e),(f),(m),(n)
738 —
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(f),(m),(n)
7,682 840
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(f),(m),(n)
4,693 512
3.00%, 06/15/2052
(f)
2,122 1,962
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(m),(n)
15,090 1,286
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(m),(n)
13,626 1,217
2.50%, 02/15/2053
(f)
3,000 2,801
SG Commercial Mortgage Securities Trust
2016-C5
0.90%, 10/10/2048
(m),(n)
17,960 742
TPGI Trust 2021-DGWD
0.79%, 06/15/2026
(f)
3,500 3,505
1.00 x 1 Month USD LIBOR + 0.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(f),(m),(n)
$ 12,767 $ 1,575
UBS Commercial Mortgage Trust 2019-C18
1.45%, 12/15/2052
(f),(m),(n)
11,574 1,210
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(m)
20,994 19,716
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.04%, 12/15/2047
(m),(n)
68,309 1,858
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 445
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.90%, 09/15/2057
(m),(n)
15,592 496
Wells Fargo Commercial Mortgage Trust
2016-C34
2.12%, 06/15/2049
(m),(n)
33,194 2,170
Wells Fargo Commercial Mortgage Trust
2016-C35
1.89%, 07/15/2048
(m),(n)
34,948 2,656
Wells Fargo Commercial Mortgage Trust
2017-C40
4.32%, 10/15/2050
(m)
5,000 5,362
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(f),(m),(n)
20,343 1,831
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(f),(m),(n)
6,614 615
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(f),(m),(n)
8,022 847
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(f),(m),(n)
2,647 312
3.00%, 06/15/2051
(f)
1,250 1,110
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(f),(m),(n)
14,133 1,681
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(f),(m),(n)
4,336 592
3.00%, 03/15/2052
(f)
2,500 2,352
Wells Fargo Commercial Mortgage Trust
2019-C50
2.01%, 05/15/2052
(f),(m),(n)
14,851 2,084
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(f),(m),(n)
8,777 903
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(f),(m),(n)
6,363 628
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(m),(n)
14,583 1,558
$ 456,117
Commercial Services - 0.56%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
825 866
ASGN Inc
4.63%, 05/15/2028
(f)
3,650 3,809
Carriage Services Inc
4.25%, 05/15/2029
(f)
2,430 2,424
India Toll Roads
5.50%, 08/19/2024
(f)
500 480

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS
9.50%, 07/10/2036
(f)
$ 290 $ 304
Loxam SAS
6.00%, 04/15/2025 EUR 500 602
Movida Europe SA
5.25%, 02/08/2031
(f)
$ 730 739
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(a),(f)
2,100 2,039
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f)
3,725 4,000
Sotheby's
7.38%, 10/15/2027
(f)
6,575 7,023
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
4,060 3,766
$ 26,052
Computers - 0.21%
Apple Inc
2.70%, 08/05/2051
(j)
1,500 1,504
3.60%, 07/31/2042 GBP 350 674
Dell International LLC / EMC Corp
5.45%, 06/15/2023 $ 2,600 2,810
International Business Machines Corp
5.60%, 11/30/2039 800 1,135
KBR Inc
4.75%, 09/30/2028
(f)
3,375 3,409
$ 9,532
Cosmetics & Personal Care - 0.09%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(g),(h)
15,607 195
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
4,000 4,106
$ 4,301
Diversified Financial Services - 2.35%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 735
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
3,450 3,540
7.00%, 01/15/2026
(f)
1,075 1,158
Ally Financial Inc
4.70%, 05/15/2026
(i),(k)
500 523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,265 1,447
American Express Co
3.55%, 09/15/2026
(i),(j),(k)
2,000 2,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.93%, 09/01/2021
(i)
6,000 6,014
3 Month USD LIBOR + 3.80%
4.20%, 10/29/2025 700 786
Charles Schwab Corp/The
4.00%, 06/01/2026
(i),(k)
3,800 3,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
7.00%, 02/01/2022
(i),(k)
4,198 4,303
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(i),(k)
2,850 2,866
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,300 1,372
Credivalores-Crediservicios SAS
8.88%, 02/07/2025
(f)
800 624
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
$ 2,000 $ 2,093
Discover Financial Services
6.13%, 06/23/2025
(i),(k)
3,000 3,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,225 2,976
Mastercard Inc
3.35%, 03/26/2030 1,375 1,573
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
875 892
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(f)
2,675 2,719
NFP Corp
4.88%, 08/15/2028
(f)
8,420 8,567
6.88%, 08/15/2028
(f)
25,478 26,497
OneMain Finance Corp
6.63%, 01/15/2028 7,825 9,038
6.88%, 03/15/2025 1,795 2,036
Power Finance Corp Ltd
4.50%, 06/18/2029 3,825 4,087
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
4,555 4,646
Quicken Loans LLC
5.25%, 01/15/2028
(f)
940 989
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 21,263 4,205
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 1,250 1,172
9.88%, 01/28/2029
(a),(f)
540 533
Vertex Capital Investment Ltd
4.75%, 04/03/2024 2,600 2,743
Visa Inc
3.15%, 12/14/2025 850 932
$ 108,421
Electric - 1.51%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
639 758
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
4,573 4,603
Calpine Corp
5.00%, 02/01/2031
(f)
2,000 2,020
Cometa Energia SA de CV
6.38%, 04/24/2035 2,651 3,105
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,773
4.65%, 12/15/2024
(i),(k)
15,974 17,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 600 659
4.88%, 09/16/2024
(i),(k)
11,350 12,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 972
Emera US Finance LP
4.75%, 06/15/2046 $ 400 485
Enel Chile SA
4.88%, 06/12/2028 2,000 2,302
Enel SpA
8.75%, 09/24/2073
(f),(k)
2,500 2,885
USD Swap Semi-Annual 5 Year + 5.88%

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Engie SA
2.00%, 09/28/2037 EUR 500 $ 707
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 1,188
Fortis Inc/Canada
3.06%, 10/04/2026 $ 964 1,045
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,498
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
912 1,066
Minejesa Capital BV
4.63%, 08/10/2030 2,300 2,432
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
1,100 1,089
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,774
Pampa Energia SA
7.50%, 01/24/2027
(f)
1,250 1,116
7.50%, 01/24/2027 3,000 2,678
RWE AG
3.50%, 04/21/2075
(k)
EUR 500 637
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
4.00%, 01/15/2051
(k)
$ 1,000 1,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,773 2,008
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 917
$ 69,945
Electrical Components & Equipment - 0.01%
Belden Inc
2.88%, 09/15/2025 EUR 500 598
Energy - Alternate Sources - 0.04%
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027
(f),(j)
$ 420 422
Azure Power Energy Ltd
5.50%, 11/03/2022 551 558
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
600 630
$ 1,610
Engineering & Construction - 0.23%
ATP Tower Holdings LLC / Andean Tower
Partners Colombia SAS / Andean Telecom Par
4.05%, 04/27/2026
(f)
630 647
Hacienda Investments Ltd Via DME Airport DAC
5.35%, 02/08/2028
(f)
2,300 2,410
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
4,000 4,140
8.00%, 09/18/2027
(f)
1,050 1,124
Interchile SA
4.50%, 06/30/2056
(f)
590 631
Rutas 2 and 7 Finance Ltd
0.00%, 09/30/2036
(e)
750 567
Tutor Perini Corp
6.88%, 05/01/2025
(a),(f)
1,240 1,280
$ 10,799
Entertainment - 0.74%
Caesars Entertainment Inc
8.13%, 07/01/2027
(f)
1,175 1,292
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
5,804 5,851
5.75%, 07/01/2025
(f)
1,875 1,971
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
5.25%, 07/15/2028
(f)
$ 1,925 $ 1,809
5.88%, 03/15/2026
(f)
2,450 2,407
8.75%, 05/01/2025
(f)
250 267
Everi Holdings Inc
5.00%, 07/15/2029
(f)
1,725 1,764
International Game Technology PLC
6.50%, 02/15/2025
(f)
1,415 1,579
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
6,060 6,204
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
1,750 1,787
5.63%, 03/15/2026
(f)
1,350 1,406
6.50%, 05/15/2027
(f)
3,000 3,311
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 400 419
Scientific Games International Inc
7.00%, 05/15/2028
(f)
500 539
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 409
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 2,925 2,965
$ 33,980
Environmental Control - 0.18%
Covanta Holding Corp
5.00%, 09/01/2030 875 939
6.00%, 01/01/2027 1,375 1,427
GFL Environmental Inc
4.75%, 06/15/2029
(f)
2,600 2,687
Madison IAQ LLC
5.88%, 06/30/2029
(f)
3,225 3,260
$ 8,313
Food - 0.49%
BRF SA
4.88%, 01/24/2030
(f)
800 829
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,500 1,779
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
$ 400 416
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(f),(i),(k)
840 882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
470 473
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 2,102
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
950 1,189
Performance Food Group Inc
4.25%, 08/01/2029
(f)
2,400 2,439
5.50%, 10/15/2027
(f)
4,600 4,792
Post Holdings Inc
4.50%, 09/15/2031
(f)
1,500 1,518
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
2,390 2,413
US Foods Inc
4.75%, 02/15/2029
(f)
3,518 3,588
$ 22,420
Food Service - 0.14%
Aramark Services Inc
5.00%, 02/01/2028
(f)
5,385 5,595
6.38%, 05/01/2025
(f)
1,020 1,076
$ 6,671

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.10%
Suzano Austria GmbH
3.13%, 01/15/2032 $ 490 $ 486
5.00%, 01/15/2030 3,550 4,020
$ 4,506
Gas - 0.16%
NiSource Inc
5.65%, 06/15/2023
(i),(k)
7,000 7,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Healthcare - Products - 0.11%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
750 789
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 403
Stryker Corp
1.95%, 06/15/2030 $ 2,200 2,222
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,425
$ 4,839
Healthcare - Services - 1.36%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
2,425 2,540
5.50%, 07/01/2028
(f)
1,450 1,546
Anthem Inc
3.65%, 12/01/2027 1,400 1,578
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
1,800 1,827
8.00%, 03/15/2026
(f)
1,000 1,072
DaVita Inc
3.75%, 02/15/2031
(f)
2,400 2,327
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
14,540 10,722
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 600 738
HCA Inc
5.38%, 02/01/2025 $ 2,200 2,494
Humana Inc
1.35%, 02/03/2027
(j)
2,000 2,003
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
1,625 1,629
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,107
Radiology Partners Inc
9.25%, 02/01/2028
(f)
5,425 5,845
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
5,418 5,513
10.00%, 04/15/2027
(f)
6,457 7,038
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
2,300 2,352
5.13%, 11/01/2027
(f)
9,220 9,659
6.13%, 10/01/2028
(f)
1,000 1,065
UnitedHealth Group Inc
6.88%, 02/15/2038 550 867
$ 62,922
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,579
ProGroup AG
3.00%, 03/31/2026 1,550 1,857
$ 3,436
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,898
Insurance - 2.90%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
8,482 8,609
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
6.50%, 05/15/2067
(k)
$ 10,228 $ 13,657
3 Month USD LIBOR + 2.12%
American International Group Inc
8.18%, 05/15/2068
(k)
3,850 5,712
3 Month USD LIBOR + 4.20%
AmWINS Group Inc
4.88%, 06/30/2029
(f)
1,100 1,122
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(k)
4,500 5,180
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(k)
1,000 1,133
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(k)
2,000 2,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
2,350 2,333
7.00%, 08/15/2025
(f)
17,802 18,114
AXA SA
6.38%, 12/14/2036
(f),(i),(k)
3,000 4,192
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,516
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 2,282
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(i),(k)
400 547
3 Month Euro Interbank Offered Rate +
5.77%
Heungkuk Life Insurance Co Ltd
4.48%, 11/09/2022
(i),(k)
$ 2,300 2,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
4,525 4,684
Liberty Mutual Group Inc
7.80%, 03/07/2087
(f)
7,361 9,862
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,522
M&G PLC
6.50%, 10/20/2048
(k)
3,200 3,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,100 1,424
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 650 696
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(k)
350 396
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(i),(k)
5,900 6,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(f)
8,000 12,225
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,550
3 Month USD LIBOR + 7.55%
New York Life Global Funding
1.85%, 08/01/2031
(f),(j)
3,000 3,001
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(k)
5,000 5,528
USD Swap Semi-Annual 5 Year + 3.65%

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
5.88%, 09/15/2042
(k)
$ 1,000 $ 1,054
3 Month USD LIBOR + 4.18%
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
400 420
Societa Cattolica Di Assicurazione SPA
4.25%, 12/14/2047
(k)
EUR 800 1,074
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(k)
$ 6,985 7,718
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(k)
1,200 1,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(k)
EUR 400 518
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(i),(k)
$ 1,500 1,616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 133,752
Internet - 0.49%
Alibaba Group Holding Ltd
3.25%, 02/09/2061 1,050 1,021
3.40%, 12/06/2027 2,000 2,187
Alphabet Inc
2.00%, 08/15/2026 900 948
Baidu Inc
2.38%, 10/09/2030 900 904
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,335
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
925 918
5.63%, 09/15/2028
(f)
2,075 2,111
JD.com Inc
3.88%, 04/29/2026 1,045 1,146
Netflix Inc
3.63%, 05/15/2027 EUR 500 688
4.38%, 11/15/2026 $ 1,760 1,997
Prosus NV
3.83%, 02/08/2051
(f)
700 650
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
3,100 3,473
3.98%, 04/11/2029
(a)
700 784
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,607
United Group BV
4.00%, 11/15/2027 EUR 2,400 2,816
$ 22,585
Investment Companies - 0.02%
Huarong Finance 2019 Co Ltd
4.50%, 05/29/2029 $ 950 608
MDGH - GMTN BV
3.70%, 11/07/2049 400 440
$ 1,048
Iron & Steel - 1.97%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
18,412 19,603
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
1,830 2,011
CSN Islands XII Corp
7.00%, 09/23/2021
(i)
3,450 3,474
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
CSN Resources SA
4.63%, 06/10/2031
(f)
$ 640 $ 662
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
1,800 2,512
Material Sciences Corp
8.00%, 01/09/2024
(g),(h),(m)
18,397 18,397
Metinvest BV
7.65%, 10/01/2027
(f)
1,400 1,542
Specialty Steel 11% Flt
11.00%, 11/15/2026
(g),(h)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 1,140 1,220
$ 90,985
Lodging - 0 .35%
Boyd Gaming Corp
4.75%, 06/15/2031
(f)
5,630 5,825
Gohl Capital Ltd
4.25%, 01/24/2027 3,250 3,436
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
800 806
Station Casinos LLC
5.00%, 10/01/2025
(f)
4,329 4,378
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,931
$ 16,376
Machinery - Diversified - 0.54%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
7,240 7,584
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
16,660 17,146
$ 24,730
Media - 1.58%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 349
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,096
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
474 498
5.38%, 06/01/2029
(f)
3,500 3,809
5.50%, 05/01/2026
(f)
2,105 2,176
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 506
6.48%, 10/23/2045 1,000 1,407
Comcast Corp
4.15%, 10/15/2028 950 1,105
4.70%, 10/15/2048 325 426
CSC Holdings LLC
4.63%, 12/01/2030
(f)
6,991 6,886
5.75%, 01/15/2030
(f)
3,350 3,491
7.50%, 04/01/2028
(f)
650 709
Discovery Communications LLC
4.00%, 09/15/2055 700 752
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030
(a)
2,000 2,062
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,734
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
650 665
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,414 1,472
Nexstar Media Inc
4.75%, 11/01/2028
(f)
1,560 1,609
5.63%, 07/15/2027
(f)
7,150 7,559

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
$ 2,870 $ 2,863
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
1,400 1,444
SportsNet New York
10.25%, 01/15/2025
(g),(h)
20,090 20,267
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
4,200 4,273
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
3,500 3,644
Ziggo BV
5.50%, 01/15/2027
(f)
1,050 1,089
$ 72,891
Metal Fabrication & Hardware - 0.02%
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 900
Mining - 1.12%
Arconic Corp
6.13%, 02/15/2028
(f)
6,125 6,523
Century Aluminum Co
7.50%, 04/01/2028
(f)
9,530 10,173
Constellium SE
3.75%, 04/15/2029
(f)
950 948
5.63%, 06/15/2028
(f)
600 640
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 790
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
800 867
Fresnillo PLC
4.25%, 10/02/2050
(f)
1,245 1,300
Industrias Penoles SAB de CV
4.15%, 09/12/2029
(a)
2,800 3,056
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
308 340
Newmont Corp
4.88%, 03/15/2042 650 845
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
19,888 2
Novelis Corp
4.75%, 01/30/2030
(f)
4,014 4,274
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,563
Real Alloy Holding Inc
11.00%, 11/30/2023
(g),(h),(m)
19,795 19,795
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(f)
495 465
13.88%, 01/21/2024
(f)
315 332
$ 51,913
Miscellaneous Manufacturers - 0.03%
3M Co
4.00%, 09/14/2048 200 249
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,215
$ 1,464
Oil & Gas - 3.19%
Apache Corp
4.25%, 01/15/2044 500 490
4.88%, 11/15/2027 1,975 2,123
BP Capital Markets America Inc
3.00%, 02/24/2050 300 296
BP Capital Markets PLC
4.88%, 03/22/2030
(i),(k)
10,960 12,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
$ 750 $ 782
5.88%, 02/01/2029
(f)
425 452
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
1,300 1,349
Comstock Resources Inc
5.88%, 01/15/2030
(f)
1,050 1,056
6.75%, 03/01/2029
(f)
100 104
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
1,100 1,326
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,897
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
350 365
Ecopetrol SA
5.88%, 05/28/2045 1,110 1,184
6.88%, 04/29/2030 2,180 2,632
Energean Israel Finance Ltd
4.50%, 03/30/2024
(f)
500 509
5.88%, 03/30/2031
(f)
4,300 4,404
Exxon Mobil Corp
4.23%, 03/19/2040 500 610
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(f),(i),(k)
2,825 2,945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
435 384
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
400 407
6.00%, 02/01/2031
(f)
725 757
HollyFrontier Corp
5.88%, 04/01/2026 1,100 1,274
Kosmos Energy Ltd
7.13%, 04/04/2026
(f)
775 756
7.13%, 04/04/2026 2,000 1,950
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,200 4,625
6.75%, 06/30/2030
(f)
1,000 1,121
Lukoil International Finance BV
4.75%, 11/02/2026 800 899
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
2,000 2,074
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
790 792
MEG Energy Corp
5.88%, 02/01/2029
(f)
325 336
7.13%, 02/01/2027
(f)
5,500 5,771
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 626
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 2,800 3,424
Occidental Petroleum Corp
3.00%, 02/15/2027 $ 3,400 3,375
3.20%, 08/15/2026 1,981 1,966
3.50%, 08/15/2029 1,800 1,796
5.50%, 12/01/2025 2,300 2,530
6.20%, 03/15/2040 475 550
6.38%, 09/01/2028 200 233
6.45%, 09/15/2036 7,972 9,625
6.63%, 09/01/2030 975 1,190
8.88%, 07/15/2030 4,740 6,395
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 97 96
Oil India Ltd
5.13%, 02/04/2029 2,200 2,493

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
OQ SAOC
5.13%, 05/06/2028
(f)
$ 450 $ 451
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,376
Pertamina Persero PT
4.15%, 02/25/2060 300 302
5.63%, 05/20/2043
(f)
700 828
Petrobras Global Finance BV
5.50%, 06/10/2051 565 556
7.25%, 03/17/2044 1,500 1,800
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 262
0.00%, 11/17/2021
(e)
17,250 733
0.00%, 05/16/2024
(e)
38,002 1,615
0.00%, 11/15/2026
(e)
12,045 512
0.00%, 04/12/2027
(e)
425 18
0.00%, 05/17/2035
(e)
536 23
0.00%, 04/12/2037
(e)
5,840 248
Petroleos Mexicanos
6.50%, 01/23/2029 2,080 2,159
6.63%, 06/15/2035 6,200 5,987
7.19%, 09/12/2024 MXN 17,000 813
7.69%, 01/23/2050 $ 2,240 2,177
9.50%, 09/15/2027 1,000 1,165
Petron Corp
4.60%, 07/19/2023
(i),(k)
750 750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 2,250 2,475
Qatar Petroleum
2.25%, 07/12/2031
(f)
1,160 1,174
3.30%, 07/12/2051
(f)
1,510 1,565
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
1,310 1,343
Saudi Arabian Oil Co
4.25%, 04/16/2039
(f)
1,155 1,311
4.38%, 04/16/2049
(f)
1,500 1,755
SEPLAT Energy PLC
7.75%, 04/01/2026
(f)
730 757
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,105
Suncor Energy Inc
3.75%, 03/04/2051 600 665
Sunoco LP / Sunoco Finance Corp
5.50%, 02/15/2026 1,045 1,075
5.88%, 03/15/2028 75 79
6.00%, 04/15/2027 2,975 3,105
Tecpetrol SA
4.88%, 12/12/2022 800 800
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,650 4,720
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(f)
400 408
TotalEnergies SE
2.63%, 02/26/2025
(i),(k)
EUR 1,600 2,031
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
7.00%, 03/01/2025 $ 3,250 2,807
10.25%, 05/15/2026
(f)
930 970
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 2,007
Valero Energy Corp
6.63%, 06/15/2037 200 277
Vine Energy Holdings LLC
6.75%, 04/15/2029
(f)
1,500 1,564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(f)
$ 2,500 $ 2,399
YPF SA
2.50%, 06/30/2029
(m)
305 199
$ 147,435
Oil & Gas Services - 0.07%
Guara Norte Sarl
5.20%, 06/15/2034 1,965 2,023
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,236
$ 3,259
Packaging & Containers - 0.95%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,161 1,197
Ball Corp
4.38%, 12/15/2023 EUR 800 1,042
Berry Global Inc
5.63%, 07/15/2027
(f)
$ 1,600 1,684
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 336
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,702
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 383
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
$ 150 160
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
4,050 4,212
Klabin Austria GmbH
7.00%, 04/03/2049 750 954
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
3,487 3,559
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 718
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 1,700 2,162
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 10,384 10,631
9.25%, 08/01/2024
(f)
8,420 8,873
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
6,000 6,270
$ 43,883
Pharmaceuticals - 0.70%
AbbVie Inc
4.05%, 11/21/2039 2,300 2,712
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,336
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,580 1,708
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
800 763
5.25%, 01/30/2030
(f)
7,850 7,388
7.00%, 01/15/2028
(f)
3,450 3,623
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 800 1,012
Cigna Corp
4.80%, 08/15/2038 $ 2,150 2,724
CVS Health Corp
5.05%, 03/25/2048 700 933
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 461

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(f)
$ 1,900 $ 1,957
Pfizer Inc
2.74%, 06/15/2043 GBP 1,800 2,943
4.00%, 12/15/2036 $ 225 277
Prestige Brands Inc
3.75%, 04/01/2031
(f)
1,100 1,088
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 996
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,100 1,056
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,414
$ 32,391
Pipelines - 1.21%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 760 904
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.75%, 03/01/2027
(f)
1,000 1,030
5.75%, 01/15/2028
(f)
1,550 1,620
Buckeye Partners LP
4.50%, 03/01/2028
(f)
2,725 2,766
5.60%, 10/15/2044 50 49
5.85%, 11/15/2043 350 352
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
3,600 3,735
DT Midstream Inc
4.13%, 06/15/2029
(f)
350 359
4.38%, 06/15/2031
(f)
2,000 2,075
Enbridge Inc
2.50%, 08/01/2033 2,700 2,752
6.25%, 03/01/2078
(k)
5,600 6,234
3 Month USD LIBOR + 3.64%
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
1,525 1,552
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
1,300 1,317
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 100 103
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
4,140 4,427
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,135 1,180
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
1,825 1,850
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
675 682
6.75%, 09/15/2025
(f)
3,500 3,570
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,387
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
2,025 2,060
4.95%, 07/15/2029
(f)
325 335
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031
(f)
2,725 2,946
TransCanada PipeLines Ltd
4.34%, 10/15/2049 CAD 800 683
Transcanada Trust
5.87%, 08/15/2076
(k)
$ 4,230 4,738
3 Month USD LIBOR + 4.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f),(j)
$ 1,725 $ 1,762
4.13%, 08/15/2031
(f),(j)
2,075 2,149
Western Midstream Operating LP
5.30%, 03/01/2048 950 1,047
5.45%, 04/01/2044 175 196
6.50%, 02/01/2050 1,250 1,470
Williams Cos Inc/The
6.30%, 04/15/2040 450 622
$ 55,952
Real Estate - 0.35%
Agile Group Holdings Ltd
5.75%, 01/02/2025 440 426
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332
4.38%, 07/22/2031
(f)
750 734
Corp Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031
(f)
410 418
Country Garden Holdings Co Ltd
8.00%, 01/27/2024 1,600 1,659
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,044
Kaisa Group Holdings Ltd
9.95%, 07/23/2025 3,250 2,434
MAF Global Securities Ltd
6.37%, 03/20/2026
(i),(k)
4,000 4,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 468
Sunac China Holdings Ltd
6.50%, 07/09/2023 3,150 3,024
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,455
$ 16,022
REITs - 0.19%
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,262
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,100 1,637
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
$ 3,100 3,189
Welltower Inc
4.00%, 06/01/2025 1,400 1,551
$ 8,639
Retail - 0.72%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(f)
725 723
4.38%, 01/15/2028
(f)
3,500 3,548
Dollar Tree Inc
4.20%, 05/15/2028 1,000 1,146
L Brands Inc
6.75%, 07/01/2036 1,095 1,396
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,675 1,678
Lowe's Cos Inc
3.00%, 10/15/2050 600 606
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
3,775 3,945
Park River Holdings Inc
6.75%, 08/01/2029
(f)
1,075 1,083
QVC Inc
4.38%, 09/01/2028 2,150 2,208

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
$ 2,150 $ 2,263
SRS Distribution Inc
4.63%, 07/01/2028
(f)
3,560 3,631
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,649
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
1,050 1,091
Walmart Inc
5.63%, 03/27/2034 GBP 450 939
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 6,827 7,288
$ 33,194
Semiconductors - 0.06%
Micron Technology Inc
2.50%, 04/24/2023 1,500 1,545
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,300 1,375
$ 2,920
Software - 0.44%
Ascend Learning LLC
6.88%, 08/01/2025
(f)
6,623 6,747
Clarivate Science Holdings Corp
3.88%, 06/30/2028
(f)
1,675 1,689
4.88%, 06/30/2029
(f)
2,900 2,921
Open Text Corp
3.88%, 02/15/2028
(f)
1,300 1,342
Playtika Holding Corp
4.25%, 03/15/2029
(f)
6,742 6,725
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
1,075 1,077
$ 20,501
Sovereign - 5.25%
1MDB Global Investments Ltd
4.40%, 03/09/2023 5,400 5,423
Abu Dhabi Government International Bond
3.13%, 10/11/2027
(f)
950 1,046
3.13%, 10/11/2027 600 661
3.13%, 09/30/2049
(f)
1,500 1,540
Angolan Government International Bond
8.00%, 11/26/2029
(f)
2,150 2,223
8.00%, 11/26/2029 1,500 1,551
9.38%, 05/08/2048
(f)
1,250 1,309
9.50%, 11/12/2025 1,245 1,373
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
6,870 2,497
1.13%, 07/09/2035
(m)
5,700 1,838
2.00%, 01/09/2038
(m)
3,800 1,505
Benin Government International Bond
4.88%, 01/19/2032
(f)
EUR 1,750 2,053
Bolivian Government International Bond
4.50%, 03/20/2028 $ 1,900 1,701
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 5,150 1,015
10.00%, 01/01/2029 7,300 1,452
10.00%, 01/01/2031 8,177 1,612
Brazilian Government International Bond
3.88%, 06/12/2030 $ 2,300 2,322
Chile Government International Bond
2.55%, 07/27/2033 900 918
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.25%, 04/22/2032 $ 550 $ 538
3.88%, 04/25/2027 1,390 1,470
5.63%, 02/26/2044 1,100 1,228
6.13%, 01/18/2041 2,280 2,673
Colombian TES
5.75%, 11/03/2027 COP 16,900,000 4,203
6.25%, 11/26/2025 7,567,300 1,993
6.25%, 07/09/2036 4,442,000 991
7.00%, 03/26/2031 1,652,900 419
Costa Rica Government International Bond
7.00%, 04/04/2044
(f)
$ 800 840
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
1,160 1,170
5.88%, 01/30/2060 300 303
6.50%, 02/15/2048 1,400 1,535
6.85%, 01/27/2045 3,150 3,579
Ecuador Government International Bond
5.00%, 07/31/2030
(m)
1,120 977
Egypt Government Bond
14.05%, 07/21/2022 EGP 21,600 1,374
Egypt Government International Bond
6.38%, 04/11/2031 EUR 3,500 4,247
7.63%, 05/29/2032
(f)
$ 1,795 1,893
7.63%, 05/29/2032 800 844
8.50%, 01/31/2047 750 775
8.88%, 05/29/2050
(f)
1,450 1,543
8.88%, 05/29/2050 750 798
El Salvador Government International Bond
5.88%, 01/30/2025
(f)
290 260
8.25%, 04/10/2032
(f)
905 821
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,473
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 76,100 1,023
8.00%, 05/15/2024
(f)
IDR 21,100,000 1,566
Gabon Government International Bond
6.38%, 12/12/2024
(f)
$ 950 1,008
6.95%, 06/16/2025
(f)
200 217
6.95%, 06/16/2025 3,678 3,982
Ghana Government International Bond
6.38%, 02/11/2027 1,150 1,130
7.63%, 05/16/2029
(f)
890 887
7.88%, 02/11/2035 2,500 2,398
8.63%, 04/07/2034
(f)
1,365 1,379
Guatemala Government Bond
6.13%, 06/01/2050 900 1,074
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/2026
(f)
800 802
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,913
Hungary Government Bond
2.25%, 04/20/2033 HUF 293,070 906
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
$ 700 794
4.45%, 04/15/2070 400 476
4.63%, 04/15/2043
(f)
765 896
8.50%, 10/12/2035 1,000 1,605
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 31,000,000 2,251
7.50%, 08/15/2032 7,440,000 549
8.25%, 05/15/2036 18,125,000 1,395
8.38%, 03/15/2034 38,221,000 2,979
Israel Government International Bond
4.50%, 01/30/2043 $ 2,550 3,243
Ivory Coast Government International Bond
5.75%, 12/31/2032
(m)
3,410 3,444
6.88%, 10/17/2040
(f)
EUR 1,750 2,291

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Malaysia Government Bond
3.76%, 05/22/2040 MYR 7,473 $ 1,717
4.89%, 06/08/2038 6,561 1,718
Mexican Bonos
7.50%, 06/03/2027 MXN 53,139 2,777
7.75%, 05/29/2031 21,700 1,156
7.75%, 11/23/2034 62,000 3,281
8.50%, 05/31/2029 45,191 2,499
10.00%, 11/20/2036 13,470 845
Mexico Government International Bond
4.28%, 08/14/2041 $ 910 966
4.75%, 04/27/2032 1,025 1,176
4.75%, 03/08/2044 2,350 2,608
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 2,258
Morocco Government International Bond
4.25%, 12/11/2022 $ 1,400 1,466
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 2,335
7.70%, 02/23/2038 300 307
9.25%, 01/21/2049 200 230
Oman Government International Bond
5.38%, 03/08/2027 3,550 3,728
6.25%, 01/25/2031
(f)
900 972
6.75%, 01/17/2048 1,600 1,616
7.00%, 01/25/2051
(f)
760 785
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,141
Pakistan Government International Bond
6.00%, 04/08/2026
(f)
2,450 2,465
8.88%, 04/08/2051
(f)
670 690
Panama Government International Bond
2.25%, 09/29/2032 940 911
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 1,150 1,306
Peruvian Government International Bond
2.39%, 01/23/2026 1,000 1,024
2.78%, 01/23/2031 1,050 1,054
5.63%, 11/18/2050 1,200 1,624
6.90%, 08/12/2037
(f)
PEN 4,910 1,153
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 1,028
4.82%, 03/14/2049
(f)
710 924
Republic of Belarus International Bond
6.88%, 02/28/2023 1,600 1,603
Republic of Cameroon International Bond
5.95%, 07/07/2032
(f)
EUR 2,000 2,338
Republic of Kenya Government International
Bond
7.00%, 05/22/2027
(f)
$ 1,050 1,146
8.00%, 05/22/2032 3,109 3,511
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,000 3,311
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 41,949 2,467
8.00%, 01/31/2030 76,751 4,983
8.88%, 02/28/2035 16,911 1,047
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,957
Romania Government Bond
5.00%, 02/12/2029 RON 5,380 1,429
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 4,100 4,888
2.75%, 04/14/2041
(f)
420 489
3.38%, 01/28/2050 570 708
5.13%, 06/15/2048 $ 2,500 3,094
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
6.70%, 03/14/2029 RUB 163,445 $ 2,215
6.90%, 05/23/2029 24,122 333
6.90%, 07/23/2031 68,319 937
7.05%, 01/19/2028 400,000 5,564
7.70%, 03/23/2033 195,492 2,857
7.95%, 10/07/2026 46,819 675
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 3,000 3,401
4.50%, 04/04/2022 200 206
5.25%, 06/23/2047 400 508
Saudi Government International Bond
3.25%, 10/22/2030
(f)
900 974
4.50%, 10/26/2046 3,000 3,521
4.63%, 10/04/2047
(f)
650 777
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 3,130
5.38%, 06/08/2037
(f)
800 948
Sri Lanka Government International Bond
5.75%, 04/18/2023 $ 305 221
6.85%, 11/03/2025 800 509
Thailand Government Bond
1.59%, 12/17/2035 THB 62,393 1,821
1.60%, 12/17/2029 18,401 570
3.78%, 06/25/2032 18,401 675
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
$ 1,700 1,796
Turkey Government International Bond
5.13%, 02/17/2028 1,750 1,711
5.88%, 06/26/2031 455 445
6.38%, 10/14/2025 1,360 1,427
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/2026
(f)
700 700
Ukraine Government Bond
17.00%, 05/11/2022 UAH 81,000 3,145
Ukraine Government International Bond
1.26%, 05/31/2040
(m)
$ 1,765 2,054
6.88%, 05/21/2029
(f)
285 294
7.25%, 03/15/2033 3,550 3,660
7.38%, 09/25/2032
(f)
1,300 1,352
7.38%, 09/25/2032 1,050 1,092
7.75%, 09/01/2023 630 675
7.75%, 09/01/2024 900 977
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 744 803
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,609
0.00%, 09/15/2027
(e)
4,000 416
0.00%, 08/05/2031
(e)
2,425 252
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,554
Zambia Government International Bond
0.00%, 09/20/2022
(e)
710 452
0.00%, 04/14/2024
(e)
300 195
$ 242,376
Telecommunications - 1 .71%
Altice France SA/France
7.38%, 05/01/2026
(f)
2,429 2,526
America Movil SAB de CV
3.63%, 04/22/2029 1,100 1,210
AT&T Inc
3.50%, 09/15/2053
(f)
400 413
4.38%, 09/14/2029 GBP 500 837
7.00%, 04/30/2040 150 351
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
$ 3,550 3,763

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
6.00%, 03/01/2026
(f)
$ 1,100 $ 1,147
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
6,968 7,073
Digicel Group Holdings Ltd
8.00%, PIK 2.00%; 04/01/2024
(m),(o)
1,055 1,031
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(f)
450 468
8.75%, 05/25/2024 4,075 4,238
Digicel Ltd
6.75%, 03/01/2023
(f)
450 425
Embarq Corp
8.00%, 06/01/2036 755 846
GTT Communications Inc
7.88%, 12/31/2024
(f)
24,309 2,309
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
800 847
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 600 1,041
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(f)
$ 2,125 2,193
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,268
Nokia Oyj
2.00%, 03/15/2024 EUR 400 495
Oi SA
10.00%, 07/27/2025
(m)
$ 700 691
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,742
Sprint Corp
7.88%, 09/15/2023 750 849
Switch Ltd
3.75%, 09/15/2028
(f)
325 332
4.13%, 06/15/2029
(f)
1,150 1,185
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,815 1,968
Telefonica Europe BV
2.88%, 06/24/2027
(i),(k)
EUR 700 859
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
T-Mobile USA Inc
2.63%, 02/15/2029 $ 1,500 1,500
3.00%, 02/15/2041 1,900 1,913
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,253
6.88%, 02/28/2025
(f)
600 663
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,611
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 810
4.86%, 08/21/2046 $ 550 724
Viasat Inc
5.63%, 09/15/2025
(f)
5,025 5,112
5.63%, 04/15/2027
(f)
3,850 3,999
6.50%, 07/15/2028
(f)
5,870 6,215
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,700 3,663
4.75%, 07/15/2031
(f)
1,550 1,583
Vodafone Group PLC
5.00%, 05/30/2038 825 1,055
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
4,450 4,427
6.13%, 03/01/2028
(f)
4,475 4,554
$ 79,189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.23%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
$ 3,510 $ 3,984
3 Month USD LIBOR + 2.35%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(f)
600 657
FedEx Corp
5.25%, 05/15/2050 550 769
Georgian Railway JSC
4.00%, 06/17/2028
(f)
2,575 2,601
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
1,349 1,412
MV24 Capital BV
6.75%, 06/01/2034
(f)
747 810
Simpar Europe SA
5.20%, 01/26/2031
(f)
530 540
$ 10,773
Water - 0.05%
American Water Capital Corp
2.80%, 05/01/2030 800 867
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,323
$ 2,190
TOTAL BONDS $ 2,375,860
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 279
TOTAL CONVERTIBLE BONDS $ 279
CREDIT LINKED STRUCTURED NOTES
- 0.10%
Principal
Amount (000's) Value (000's)
Sovereign - 0.10%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027
(m)
CNY 30,000 $ 4,657
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,657
SENIOR FLOATING RATE INTERESTS
- 6.52%
Principal
Amount (000's) Value (000's)
Airlines - 0.05%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(p)
$ 1,100 $ 1,129
1 Month USD LIBOR + 4.75%
Air Canada
0.00%, 07/27/2028
(p),(q)
300 301
United Airlines Inc
4.50%, 04/14/2028
(p)
998 998
1 Month USD LIBOR + 3.75%
$ 2,428
Automobile Parts & Equipment - 0.54%
Dexko Global Inc
9.25%, 07/24/2025
(p)
21,140 21,140
3 Month USD LIBOR + 8.25%
First Brands Group LLC
6.00%, 03/24/2027
(p)
1,521 1,536
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(p)
2,025 2,040
1 Month USD LIBOR + 8.50%
$ 24,716
Building Materials - 0.08%
Generation Brands
0.00%, 06/29/2029
(p),(q)
2,560 2,579
0.00%, 06/29/2029
(p),(q)
975 983
Chemicals - 0.17%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(p)
6,210 6,220
1 Month USD LIBOR + 7.75%

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Cpc Acquisition Corp
8.50%, 01/12/2029
(p)
$ 1,350 $ 1,354
1 Month USD LIBOR + 7.75%
$ 7,574
Commercial Services - 0.91%
CoreCivic Inc
5.50%, 12/12/2024
(p)
3,080 3,023
1 Month USD LIBOR + 4.50%
KUEHG Corp
9.25%, 08/22/2025
(p)
16,360 15,931
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(p)
17,700 17,493
3 Month USD LIBOR + 7.50%
Rent-A-Center Inc/TX
4.75%, 01/17/2028
(p)
1,372 1,375
1 Month USD LIBOR + 4.00%
Revint Intermediate II LLC
5.75%, 10/15/2027
(p)
2,119 2,128
1 Month USD LIBOR + 5.00%
RGL Holdings LLC
5.00%, 06/30/2028
(p)
2,250 2,244
3 Month USD LIBOR + 4.25%
$ 42,194
Distribution & Wholesale - 0.06%
Infinite Bidco LLC
7.50%, 02/24/2029
(p)
2,690 2,704
1 Month USD LIBOR + 7.00%
Electronics - 0.23%
Deliver Buyer Inc
5.15%, 05/01/2024
(p)
10,632 10,646
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.35%
Brand Industrial Services Inc
5.25%, 06/21/2024
(p)
9,891 9,694
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(p)
4,523 4,433
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
0.00%, 07/13/2029
(p),(q)
1,750 1,774
0.00%, 07/13/2029
(p),(q)
400 406
$ 16,307
Entertainment - 0 .44%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(p)
17,825 18,160
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(p)
2,278 2,228
3 Month USD LIBOR + 2.50%
$ 20,388
Healthcare - Services - 0.26%
Cano Health LLC
5.50%, 11/19/2027
(p)
4,350 4,339
1 Month USD LIBOR + 4.25%
National Mentor Holdings Inc
8.25%, 02/16/2029
(p)
725 736
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.85%, 06/26/2026
(p)
6,525 6,517
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(p)
450 449
1 Month USD LIBOR + 4.25%
$ 12,041
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.04%
Tecta America Corp
5.00%, 04/06/2028
(p)
$ 900 $ 899
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(p)
900 895
3 Month USD LIBOR + 8.50%
$ 1,794
Insurance - 0.51%
Asurion LLC
0.00%, 01/15/2029
(p),(q)
8,130 8,081
1 Month USD LIBOR + 5.25%
0.00%, 01/15/2029
(p),(q)
1,725 1,715
1 Month USD LIBOR + 5.25%
3.34%, 12/18/2026
(p)
3,038 2,980
1 Month USD LIBOR + 3.25%
3.34%, 07/29/2027
(p)
3,990 3,917
1 Month USD LIBOR + 3.25%
5.35%, 01/29/2028
(p)
7,050 7,010
1 Month USD LIBOR + 5.25%
$ 23,703
Internet - 1.06%
CNT Holdings I Corp
7.50%, 12/16/2028
(p)
6,061 6,152
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.34%, 02/12/2029
(p)
7,320 7,414
1 Month USD LIBOR + 6.25%
Ten-X LLC
9.00%, 09/29/2025
(g),(p)
35,440 35,440
3 Month USD LIBOR + 8.00%
$ 49,006
Investment Companies - 0.54%
Masergy Holdings Inc
8.50%, 12/16/2024
(p)
13,674 13,614
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(p)
11,260 11,232
3 Month USD LIBOR + 7.50%
$ 24,846
Lodging - 0.04%
Caesars Resort Collection LLC
4.60%, 07/20/2025
(p)
1,811 1,811
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.49%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(p)
22,333 22,354
3 Month USD LIBOR + 7.25%
Mining - 0.14%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(g),(o),(p)
5,889 5,889
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(g),(p)
471 471
1 Month USD LIBOR + 5.00%
$ 6,360
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(o),(p)
652 626
1 Month USD LIBOR + 9.50%
Software - 0.46%
Applied Systems Inc
6.25%, 09/19/2025
(p)
3,957 3,996
1 Month USD LIBOR + 5.50%
Genesys Cloud Services Holdings II LLC
4.76%, 10/08/2027
(p)
3,359 3,361
1 Month USD LIBOR + 4.00%
Informatica LLC
7.13%, 02/14/2025
(p)
4,950 5,047

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Skopima Merger Sub Inc
7.75%, 04/30/2029
(p)
$ 4,760 $ 4,760
1 Month USD LIBOR + 7.50%
Software Luxembourg Acquisition Sarl
8.50%, 04/27/2025
(p)
192 193
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(p)
1,415 1,413
1 Month USD LIBOR + 3.75%
Sovos Compliance LLC
0.00%, 07/29/2028
(p),(q)
600 600
UKG Inc
7.50%, 05/03/2027
(p)
1,950 1,978
1 Month USD LIBOR + 6.75%
$ 21,348
Telecommunications - 0.08%
GTT Communications BV
2.50%, PIK 6.00%, 12/31/2021
(o),(p)
1,387 1,398
1 Month USD LIBOR + 5.00%
8.48%, 12/28/2021
(p)
2,420 2,440
1 Month USD LIBOR + 5.00%
$ 3,838
Transportation - 0.06%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(p)
2,800 2,793
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 301,039
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.24%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.24%
0.13%, 06/30/2023 $ 2,000 $ 1,999
0.25%, 06/15/2024 4,000 3,991
0.75%, 03/31/2026 2,000 2,009
1.25%, 05/31/2028 2,200 2,239
1.63%, 05/15/2031 850 881
$ 11,119
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,119
Total Investments $ 4,644,091
Other Assets and Liabilities -  (0.54)% (25,033)
TOTAL NET ASSETS - 100.00% $ 4,619,058
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38,280 or 0.83% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,743 or 0.86% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,229,585 or 26.62% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $75,335 or 1.63% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after July 31, 2021, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary   (unaudited)
Location Percent
United States 65.53%
Canada 3.61%
United Kingdom 3.33%
Japan 3.25%
France 1.90%
Netherlands 1.58%
Germany 1.42%
Switzerland 1.25%
Mexico 1.19%
Australia 1.11%
Cayman Islands 0.88%
Spain 0 .82%
Hong Kong 0.71%
Supranational 0.69%
Italy 0.65%
Korea, Republic Of 0.51%
Sweden 0.51%
Ireland 0.51%
Brazil 0.51%
Colombia 0.48%
India 0.43%
Virgin Islands, British 0.42%
Israel 0.35%
Russian Federation 0.35%
Turkey 0.34%
Luxembourg 0.34%
Jersey, Channel Islands 0.34%
Singapore 0.32%
South Africa 0.31%
China 0.30%
Finland 0.30%
Indonesia 0.29%
Denmark 0.29%
Ukraine 0.28%
Bermuda 0.26%
Egypt 0.25%
Romania 0.24%
Belgium 0.23%
Argentina 0.22%
Taiwan 0.21%
Malaysia 0.20%
Oman 0.19%
Saudi Arabia 0.19%
Austria 0.19%
United Arab Emirates 0.17%
Portugal 0.15%
Dominican Republic 0.15%
Venezuela 0.14%
Angola 0.14%
Ghana 0.12%
Isle of Man 0.12%
Cote d'Ivoire 0.12%
Peru 0.11%
Gabon 0.11%
Kenya 0.11%
Chile 0.11%
Norway 0.11%
Qatar 0.10%
Senegal 0.09%
Nigeria 0.09%
Philippines 0.09%
Azerbaijan 0.08%
Puerto Rico 0.07%
Poland 0.07%
Mauritius 0.07%
Pakistan 0 .07%
Thailand 0.07%
Georgia 0.06%
Montenegro 0.05%
Cameroon 0.05%
Portfolio Summary  (unaudited) (continued)
Location Percent
Cyprus 0.05%
Togo 0.05%
Panama 0.05%
Benin 0.04%
Jordan 0.04%
Morocco 0.04%
Trinidad And Tobago 0.04%
Malta 0.04%
Bolivia 0.04%
Honduras 0.04%
El Salvador 0.03%
Vietnam 0.03%
Belarus 0.03%
Guatemala 0.02%
Costa Rica 0.02%
Ecuador 0.02%
Hungary 0.02%
Tunisia 0.01%
New Zealand 0.01%
Zambia 0.01%
Sri Lanka 0.01%
Other Assets and Liabilities
(0.54)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 140,535 $ 3,288,053 $ 3,335,892 $ 92,696
$ 140,535 $ 3,288,053 $ 3,335,892 $ 92,696
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 03/17/2017-01/24/2018 $ 15,032 $ 195 0.00%
Material Sciences Corp   8.00%, 01/09/2024 12/22/2016-06/30/2020 18,890 18,397 0.40%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.43%
Specialty Steel 11% Flt   11.00%, 11/15/2026 06/04/2021 41,564 41,564 0.90%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,267 0.44%
Utex Industries - Warrants 12/03/2020 — — 0.00%
Total $ 100,218 2.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; September 2021 Short 25 $ 5,236 $ (146)
US 10 Year Note; September 2021 Short 108 14,521 (272)
Total $ (418)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 08/31/2021 CZK 37,302 $ 1,716 $ 19 $ —
Barclays Bank PLC 08/31/2021 HUF 244,222 $ 799 9 —
Barclays Bank PLC 08/31/2021 PLN 14,704 $ 3,780 40 —
Citigroup Inc 08/27/2021 $ 3,340 ZAR 48,800 17 —
Citigroup Inc 08/27/2021 $ 3,327 COP 13,000,000 — (25)
HSBC Securities Inc 08/03/2021 BRL 7,252 $ 1,398 — (6)
HSBC Securities Inc 08/27/2021 $ 2,223 RUB 166,500 — (48)
HSBC Securities Inc 08/31/2021 CZK 19,862 $ 927 — (2)
HSBC Securities Inc 08/31/2021 HUF 284,186 $ 929 11 —
JPMorgan Chase 08/26/2021 EUR 2,321 $ 2,754 4 (2)
JPMorgan Chase 08/26/2021 $ 28,938 EUR 24,561 — (207)
JPMorgan Chase 08/27/2021 $ 3,305 MXN 66,900 — (46)
JPMorgan Chase 08/27/2021 $ 4,502 CNY 29,300 — (22)
JPMorgan Chase 08/27/2021 $ 1,089 COP 4,200,000 6 —
JPMorgan Chase 08/31/2021 ZAR 14,503 $ 976 11 —
Morgan Stanley & Co 08/03/2021 BRL 12,645 $ 2,481 6 (61)
Morgan Stanley & Co 08/03/2021 $ 1,916 BRL 9,932 9 —
Morgan Stanley & Co 08/23/2021 $ 882 RUB 65,874 — (17)
Morgan Stanley & Co 08/31/2021 MXN 3,670 $ 183 1 —
Morgan Stanley & Co 08/31/2021 $ 3,588 EUR 3,038 — (18)
Morgan Stanley & Co 09/02/2021 BRL 7,103 $ 1,402 — (44)
Morgan Stanley & Co 09/02/2021 $ 927 COP 3,557,114 9 —
Total $ 142 $ (498)
Amounts in thousands.

Schedule of Investments
Global Diversified Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 10/27/2021
120,000,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 10/27/2021 $ 7,299 $ — $ 108 $ —
Total $ — $ 108 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .39 % Shares Held Value (000's)
Money Market Funds - 1 .39%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
56,609,183 $ 56,609
TOTAL INVESTMENT COMPANIES $ 56,609
COMMON STOCKS - 98 .94 % Shares Held Value (000's)
Engineering & Construction - 0 .94%
Cellnex Telecom SA
(d)
195,696 $ 12,763
Lendlease Corp Ltd 2,850,090 25,582
$ 38,345
Entertainment - 0 .64%
Marriott Vacations Worldwide Corp
(b)
177,566 26,168
Home Builders - 0 .89%
DR Horton Inc 282,929 27,000
Persimmon PLC 225,544 9,098
$ 36,098
Internet - 0 .29%
21Vianet Group Inc ADR
(b)
669,372 11,600
Lodging - 0 .79%
Choice Hotels International Inc 79,805 9,568
City Developments Ltd 1,027,800 5,185
Travel + Leisure Co 339,627 17,593
$ 32,346
Real Estate - 15 .66%
Aroundtown SA 4,674,704 36,589
CapitaLand Ltd 5,757,700 17,106
Castellum AB 964,277 27,007
Country Garden Services Holdings Co Ltd 2,095,000 17,011
ESR Cayman Ltd
(b),(d)
3,563,600 12,525
Fabege AB 1,819,015 31,500
Hang Lung Properties Ltd 7,020,000 18,171
LEG Immobilien SE 155,178 24,526
Mitsubishi Estate Co Ltd 5,147,900 80,755
Mitsui Fudosan Co Ltd 3,262,393 76,298
New World Development Co Ltd 12,487,250 59,199
Sun Hung Kai Properties Ltd 4,949,000 70,797
Sunac Services Holdings Ltd
(d)
11,048,926 29,972
Vonovia SE 1,745,110 116,188
Wihlborgs Fastigheter AB 853,076 19,876
$ 637,520
REITs - 78 .22%
Agree Realty Corp 587,740 44,169
Alexandria Real Estate Equities Inc 457,321 92,077
Allied Properties Real Estate Investment Trust 1,738,369 63,691
American Homes 4 Rent 2,234,215 93,837
American Tower Corp 262,017 74,098
Apartment Income REIT Corp 984,920 51,846
AvalonBay Communities Inc 557,580 127,033
Big Yellow Group PLC 944,435 19,036
Brandywine Realty Trust 601,186 8,393
Broadstone Net Lease Inc 1,517,808 39,493
Canadian Apartment Properties REIT 928,906 46,423
CapitaLand Integrated Commercial Trust 23,766,844 37,660
Charter Hall Group 1,372,286 16,399
CoreSite Realty Corp 236,635 32,705
Cousins Properties Inc 1,051,103 41,750
CubeSmart 1,251,200 62,135
CyrusOne Inc 213,708 15,231
Daiwa House REIT Investment Corp 9,613 28,621
Daiwa Office Investment Corp 5,630 40,621
Derwent London PLC 299,981 15,126
Dexus/AU 8,474,898 64,020
Equinix Inc 108,638 89,128
Equity LifeStyle Properties Inc 542,095 45,428
Essex Property Trust Inc 341,348 111,996
Extra Space Storage Inc 549,068 95,615
Federal Realty Investment Trust 87,217 10,251
First Industrial Realty Trust Inc 1,057,636 57,937
Gecina SA 282,434 44,792
Goodman Group 3,005,566 49,989
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Great Portland Estates PLC 1,858,102 $ 19,665
Healthcare Realty Trust Inc 757,945 24,163
Healthcare Trust of America Inc 2,003,928 57,292
Industrial & Infrastructure Fund Investment Corp 21,685 42,032
Inmobiliaria Colonial Socimi SA 3,587,125 38,266
InterRent Real Estate Investment Trust 1,322,280 19,056
Invitation Homes Inc 3,437,956 139,856
Japan Metropolitan Fund Invest 30,434 31,881
Kilroy Realty Corp 729,243 50,515
Klepierre SA 1,322,832 32,028
Link REIT 3,480,000 33,256
Mapletree Industrial Trust 10,735,900 23,771
Merlin Properties Socimi SA 2,974,114 33,358
MGM Growth Properties LLC 455,776 17,228
Mori Hills REIT Investment Corp 11,768 17,309
Nippon Accommodations Fund Inc 840 5,141
Nomura Real Estate Master Fund Inc 17,388 27,629
Park Hotels & Resorts Inc
(b)
817,341 15,121
Prologis Inc 1,194,045 152,885
Prologis Property Mexico SA de CV 4,438,982 9,760
Regency Centers Corp 755,919 49,445
Rexford Industrial Realty Inc 1,413,252 86,943
Sabra Health Care REIT Inc 1,258,452 23,395
Saul Centers Inc 260,753 11,890
Segro PLC 7,334,806 123,990
Sekisui House Reit Inc 29,071 25,610
Simon Property Group Inc 118,093 14,941
STORE Capital Corp 1,499,376 54,262
Summit Industrial Income REIT 2,837,702 43,148
Sun Communities Inc 518,610 101,705
Sunstone Hotel Investors Inc
(b)
1,670,544 19,278
Terreno Realty Corp 321,874 22,003
UNITE Group PLC/The 2,438,944 39,255
Ventas Inc 1,476,793 88,283
VICI Properties Inc 1,571,288 49,008
Welltower Inc 1,192,040 103,541
Weyerhaeuser Co 525,016 17,709
$ 3,184,118
Storage & Warehousing - 0 .89%
Safestore Holdings PLC 2,473,492 36,294
Telecommunications - 0 .62%
NEXTDC Ltd
(b)
2,674,582 25,141
TOTAL COMMON STOCKS $ 4,027,630
Total Investments $ 4,084,239
Other Assets and Liabilities -  (0.33)% (13,480)
TOTAL NET ASSETS - 100.00% $ 4,070,759
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,260 or 1.36% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 57 .21%
Japan 9 .24%
United Kingdom 6 .45%
Hong Kong 4 .77%
Australia 4 .45%
Canada 4 .23%
Germany 3 .45%
Spain 2 .07%
Singapore 2 .06%
Sweden 1 .92%
France 1 .89%
China 1 .45%
Luxembourg 0 .90%
Mexico 0 .24%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 23,379 $ 699,646 $ 666,416 $ 56,609
$ 23,379 $ 699,646 $ 666,416 $ 56,609
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .38 % Shares Held Value (000's)
Money Market Funds - 9 .38%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
110,431,107 $ 110,431
TOTAL INVESTMENT COMPANIES $ 110,431
BONDS - 18 .31%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6 .76%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 5,418 $ 5,423
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 9,603 9,607
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 6,575 6,577
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 7,430 7,433
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 7,093 7,097
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
4,999 5,000
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
4,888 4,889
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 4,036 4,038
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 10,037 10,041
Santander Retail Auto Lease Trust 2017-A
0.53%, 01/22/2024
(d)
9,385 9,386
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
10,110 10,128
$ 79,619
Commercial Mortgage Backed Securities - 2 .29%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,650 7,750
Ginnie Mae
0.13%, 10/16/2054
(e),(f)
17,871 89
0.27%, 06/16/2052
(e),(f)
16,665 71
0.40%, 10/16/2053
(e),(f)
7,994 176
0.41%, 10/16/2054
(e),(f)
32,005 546
0.44%, 01/16/2056
(e),(f)
6,789 177
0.53%, 08/16/2051
(e),(f)
39,862 857
0.54%, 04/16/2047
(e),(f)
49,056 922
0.55%, 11/16/2052
(e),(f)
26,536 505
0.56%, 03/16/2060
(e),(f)
13,644 684
0.56%, 07/16/2060
(e),(f)
9,963 567
0.57%, 06/16/2057
(e),(f)
6,843 230
0.58%, 12/16/2053
(e),(f)
13,058 280
0.61%, 09/16/2053
(e),(f)
22,083 414
0.66%, 02/16/2053
(e),(f)
21,988 511
2.60%, 05/16/2059 2,514 2,618
2.60%, 03/16/2060 4,499 4,685
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(f)
5,000 3,209
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(f)
2,500 2,644
$ 26,935
Credit Card Asset Backed Securities - 1 .08%
Barclays Dryrock Issuance Trust
0.42%, 07/15/2024 12,745 12,750
1.00 x 1 Month USD LIBOR + 0.33%
Mortgage Backed Securities - 7 .60%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
5,766 6,091
CSMC Trust 2015-1
3.95%, 01/25/2045
(d),(f)
4,422 4,520
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
$ 2,559 $ 312
7.00%, 04/25/2024
(e)
10 1
Fannie Mae REMICS
0.70%, 04/25/2027 4 4
1.00 x 1 Month USD LIBOR + 0.60%
1.67%, 06/25/2045
(e)
9,147 505
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
6,036 316
3.00%, 07/25/2032
(e)
6,622 590
3.00%, 10/25/2040
(e)
5,867 182
3.00%, 04/25/2042 2,063 2,100
3.00%, 05/25/2048 1,207 1,268
3.00%, 01/25/2051
(e)
17,237 2,250
3.50%, 02/25/2036
(e)
4,400 483
3.50%, 01/25/2040
(e)
2,367 71
3.50%, 02/25/2043
(e)
6,436 411
3.50%, 02/25/2043 403 421
3.50%, 07/25/2043
(e)
7,060 531
3.50%, 08/25/2045 2,931 3,044
4.00%, 12/25/2039
(e)
869 12
4.50%, 04/25/2045
(e)
12,293 2,097
7.00%, 04/25/2032 508 598
Freddie Mac REMICS
3.00%, 11/15/2030
(e)
815 10
3.00%, 10/15/2041 602 611
3.00%, 04/15/2046 1,430 1,548
3.50%, 03/15/2029 2,377 2,383
3.50%, 04/15/2040
(e)
611 19
4.00%, 11/15/2042
(e)
3,549 371
4.00%, 11/15/2045 553 597
6.50%, 08/15/2027 52 56
Ginnie Mae
2.00%, 12/20/2050
(e)
29,964 3,411
2.50%, 10/20/2050
(e)
19,930 2,417
2.50%, 12/20/2050
(e)
13,511 1,848
2.50%, 01/20/2051
(e)
29,406 3,809
3.00%, 07/20/2050
(e)
11,622 1,347
3.00%, 08/20/2050
(e)
20,845 2,302
3.00%, 09/20/2050
(e)
24,368 2,984
3.00%, 09/20/2050
(e)
20,733 2,414
3.00%, 10/20/2050
(e)
14,732 1,578
3.00%, 11/20/2050
(e)
29,190 3,571
3.00%, 11/20/2050
(e)
18,513 2,180
3.00%, 12/20/2050
(e)
11,186 1,276
3.00%, 01/20/2051
(e)
21,864 2,600
3.50%, 08/20/2039
(e)
7,346 221
3.50%, 01/20/2043
(e)
9,825 1,776
3.50%, 10/20/2044
(e)
12,573 1,191
3.50%, 10/20/2049
(e)
18,700 2,299
4.00%, 11/16/2038 100 102
4.00%, 04/20/2044
(e)
3,158 246
4.00%, 01/20/2046
(e)
4,373 314
5.00%, 11/20/2039 1,683 1,926
6.02%, 06/20/2046
(e)
3,232 670
(1.00) x 1 Month USD LIBOR + 6.10%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
1,303 1,329
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
1,391 1,394
New Residential Mortgage Loan Trust 2015-2
5.48%, 08/25/2055
(d),(f)
4,848 5,217
NRP Mortgage Trust 2013-1
3.29%, 07/25/2043
(d),(f)
3,827 3,879

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(f)
$ 3,084 $ 3,138
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(d),(f)
2,231 2,283
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
389 396
$ 89,520
Other Asset Backed Securities - 0 .58%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
5,000 5,239
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 1,563 1,573
$ 6,812
TOTAL BONDS $ 215,636
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 101 .54%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7 .64%
2.48%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 605 637
2.50%, 02/01/2028 1,865 1,967
3.00%, 02/01/2027 1,580 1,674
3.00%, 02/01/2032 4,519 4,821
3.00%, 01/01/2033 3,159 3,371
3.00%, 04/01/2035 1,223 1,308
3.00%, 03/01/2037 2,798 2,952
3.00%, 10/01/2042 4,242 4,564
3.00%, 05/01/2043 1,541 1,666
3.00%, 07/01/2045 4,246 4,577
3.00%, 10/01/2046 5,834 6,364
3.50%, 11/01/2026 841 899
3.50%, 02/01/2032 2,026 2,175
3.50%, 04/01/2032 1,899 2,039
3.50%, 12/01/2041 1,610 1,774
3.50%, 04/01/2042 3,548 3,860
3.50%, 07/01/2042 4,918 5,360
3.50%, 08/01/2043 3,314 3,647
3.50%, 02/01/2044 3,604 3,916
3.50%, 11/01/2046 3,178 3,456
4.00%, 12/01/2041 2,801 3,147
4.00%, 07/01/2042 2,178 2,447
4.00%, 09/15/2042 1,009 1,126
4.00%, 10/01/2045 5,019 5,593
4.50%, 04/01/2041 2,969 3,359
4.50%, 11/01/2043 2,487 2,811
5.00%, 10/01/2025 20 22
5.00%, 12/01/2032 12 13
5.00%, 02/01/2033 232 262
5.00%, 01/01/2034 2,303 2,622
5.00%, 05/01/2034 36 39
5.00%, 07/01/2035 20 23
5.00%, 07/01/2035 1 1
5.00%, 10/01/2035 4 5
5.00%, 11/01/2035 194 221
5.00%, 07/01/2044 1,669 1,894
5.00%, 03/01/2048 3,195 3,657
5.50%, 05/01/2033 4 4
5.50%, 10/01/2033 8 9
5.50%, 12/01/2033 174 201
5.50%, 07/01/2037 10 12
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 15 17
6.00%, 06/01/2028 3 4
6.00%, 05/01/2031 49 58
6.00%, 10/01/2031 1 2
6.00%, 02/01/2032 10 11
6.00%, 11/01/2033 212 239
6.00%, 09/01/2034 38 45
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 02/01/2035 $ 21 $ 24
6.00%, 10/01/2036 24 29
6.00%, 03/01/2037 56 64
6.00%, 05/01/2037 78 93
6.00%, 01/01/2038 9 11
6.00%, 03/01/2038 25 28
6.00%, 04/01/2038 36 40
6.00%, 07/01/2038 103 118
6.00%, 10/01/2038 63 75
6.50%, 12/01/2021 4 4
6.50%, 04/01/2022 8 9
6.50%, 08/01/2022 4 4
6.50%, 05/01/2023 15 15
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 19 21
6.50%, 04/01/2031 58 65
6.50%, 10/01/2031 32 36
6.50%, 02/01/2032 4 5
6.50%, 04/01/2032 4 4
6.50%, 04/01/2035 3 4
6.50%, 02/01/2037 5 6
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 117 126
7.00%, 06/01/2029 44 51
7.00%, 04/01/2031 28 31
7.00%, 10/01/2031 58 66
7.00%, 04/01/2032 76 89
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 7 7
8.50%, 07/01/2029 60 64
$ 89,972
Federal National Mortgage Association (FNMA) - 0 .51%
2.12%, 12/01/2033 29 29
1.00 x 12 Month USD LIBOR + 1.69%
3.00%, 04/01/2043 4,393 4,736
5.50%, 05/01/2033 64 67
6.00%, 01/01/2032 81 87
6.00%, 04/01/2033 135 146
6.00%, 09/01/2034 244 269
6.50%, 06/01/2031 36 42
6.50%, 11/01/2032 243 267
6.50%, 11/01/2032 80 88
7.00%, 08/01/2028 29 33
7.00%, 12/01/2028 33 37
7.00%, 07/01/2029 34 38
7.00%, 07/01/2032 44 45
7.50%, 12/01/2024 34 35
7.50%, 02/01/2030 39 40
$ 5,959
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 59 .67%
2.00%, 08/01/2028 1,298 1,351
2.00%, 07/01/2030 3,365 3,505
2.00%, 11/01/2035 8,646 9,013
2.00%, 11/01/2035 12,185 12,681
2.00%, 08/01/2036
(g)
48,000 49,813
2.00%, 10/01/2050 6,721 6,884
2.00%, 03/01/2051 15,539 15,984
2.00%, 05/01/2051 19,177 19,631
2.00%, 07/01/2051 17,500 17,858
2.00%, 09/01/2051
(g)
28,000 28,498
2.50%, 06/01/2027 2,169 2,286
2.50%, 05/01/2028 1,079 1,140
2.50%, 08/01/2028 1,460 1,542
2.50%, 03/01/2030 3,644 3,850

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2030 $ 4,735 $ 4,994
2.50%, 12/01/2031 4,965 5,250
2.50%, 08/01/2035 10,649 11,278
2.50%, 10/01/2035 10,435 10,982
2.50%, 04/01/2050 9,473 9,875
2.50%, 06/01/2050 10,664 11,151
2.50%, 08/01/2050 22,310 23,434
2.50%, 09/01/2051
(g)
125,155 130,098
3.00%, 04/01/2027 1,506 1,596
3.00%, 05/01/2029 2,919 3,102
3.00%, 01/01/2030 247 261
3.00%, 08/01/2031 5,223 5,572
3.00%, 06/01/2033 6,621 7,033
3.00%, 12/01/2034 2,555 2,690
3.00%, 10/01/2036 4,122 4,416
3.00%, 12/01/2042 3,749 4,052
3.00%, 01/01/2043 3,526 3,811
3.00%, 07/01/2045 1,565 1,691
3.00%, 01/01/2046 3,697 4,007
3.00%, 07/01/2046 4,402 4,733
3.00%, 10/01/2046 4,749 5,112
3.00%, 12/01/2046 5,298 5,678
3.00%, 01/01/2047 7,248 7,898
3.00%, 08/01/2049 2,403 2,521
3.00%, 10/01/2049 6,104 6,414
3.00%, 12/01/2049 5,904 6,204
3.00%, 01/01/2050 8,944 9,406
3.00%, 02/01/2050 7,927 8,331
3.00%, 07/01/2050 10,127 10,628
3.00%, 08/01/2050 8,089 8,496
3.00%, 09/01/2050 10,715 11,377
3.00%, 09/01/2051
(g)
6,000 6,276
3.50%, 08/01/2031 2,621 2,850
3.50%, 02/01/2033 5,231 5,688
3.50%, 09/01/2033 5,394 5,867
3.50%, 06/01/2039 2,200 2,375
3.50%, 06/01/2042 1,596 1,734
3.50%, 11/01/2042 2,982 3,278
3.50%, 02/01/2043 1,379 1,531
3.50%, 05/01/2043 1,931 2,146
3.50%, 03/01/2045 1,616 1,753
3.50%, 03/01/2045 3,319 3,663
3.50%, 09/01/2045 2,946 3,241
3.50%, 11/01/2048 9,424 10,466
3.50%, 03/01/2050 14,600 15,660
4.00%, 01/01/2034 678 741
4.00%, 10/01/2037 2,904 3,136
4.00%, 09/01/2040 1,321 1,453
4.00%, 02/01/2042 1,284 1,431
4.00%, 03/01/2043 2,123 2,345
4.00%, 08/01/2044 2,400 2,694
4.00%, 11/01/2044 1,904 2,138
4.00%, 07/01/2045 3,553 3,938
4.00%, 08/01/2045 3,770 4,233
4.00%, 08/01/2046 6,125 6,761
4.00%, 07/01/2047 5,353 6,008
4.00%, 10/01/2047 4,142 4,601
4.00%, 02/01/2048 4,539 5,040
4.50%, 09/01/2025 490 521
4.50%, 08/01/2039 1,637 1,851
4.50%, 03/01/2041 2,047 2,287
4.50%, 03/01/2042 4,711 5,323
4.50%, 09/01/2043 3,728 4,213
4.50%, 09/01/2043 2,526 2,854
4.50%, 11/01/2043 3,504 3,960
4.50%, 10/01/2044 2,222 2,470
4.50%, 12/01/2044 4,880 5,514
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2045 $ 2,325 $ 2,628
4.50%, 09/01/2045 3,055 3,423
4.50%, 10/01/2045 4,256 4,810
4.50%, 11/01/2045 5,240 5,872
4.50%, 08/01/2048 3,419 3,814
4.50%, 11/01/2048 4,264 4,743
4.50%, 12/01/2048 4,535 5,062
5.00%, 01/01/2026 24 26
5.00%, 04/01/2035 98 111
5.00%, 05/01/2035 39 44
5.00%, 07/01/2035 13 14
5.00%, 02/01/2038 1,250 1,424
5.00%, 03/01/2038 821 938
5.00%, 02/01/2040 3,870 4,461
5.00%, 05/01/2040 1,603 1,833
5.00%, 07/01/2040 879 996
5.00%, 07/01/2041 4,449 5,081
5.00%, 02/01/2044 1,934 2,209
5.00%, 06/01/2044 1,948 2,225
5.00%, 05/01/2048 3,407 3,899
5.50%, 06/01/2026 28 31
5.50%, 07/01/2033 381 440
5.50%, 02/01/2037 2 3
5.50%, 12/01/2037 603 702
5.50%, 03/01/2038 111 130
6.00%, 12/01/2022 1 2
6.00%, 03/01/2029 20 23
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 6
6.00%, 11/01/2037 10 12
6.00%, 02/01/2038 33 39
6.00%, 03/01/2038 32 37
6.00%, 04/01/2039 314 360
6.50%, 09/01/2024 33 37
6.50%, 08/01/2028 13 15
6.50%, 03/01/2029 19 21
6.50%, 04/01/2029 18 21
6.50%, 06/01/2031 54 61
6.50%, 12/01/2031 1 2
6.50%, 01/01/2032 26 30
6.50%, 04/01/2032 17 19
6.50%, 04/01/2032 13 14
6.50%, 08/01/2032 51 57
6.50%, 02/01/2033 58 66
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 21 25
6.50%, 08/01/2036 33 38
6.50%, 10/01/2036 19 23
6.50%, 11/01/2036 14 17
6.50%, 07/01/2037 18 21
6.50%, 07/01/2037 8 9
6.50%, 08/01/2037 23 27
6.50%, 08/01/2037 285 340
6.50%, 02/01/2038 16 19
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 1 1
7.00%, 11/01/2031 96 109
7.50%, 08/01/2032 6 6
$ 702,552
Government National Mortgage Association (GNMA) - 20 .83%
2.00%, 08/01/2051 32,250 33,033
2.50%, 08/01/2051 80,750 83,955
3.00%, 11/15/2042 2,171 2,335
3.00%, 12/15/2042 2,625 2,788
3.00%, 02/15/2043 3,438 3,702
3.00%, 07/20/2045 7,955 8,457

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 2,785 $ 2,947
3.00%, 08/20/2046 6,044 6,383
3.00%, 09/20/2046 4,678 5,046
3.00%, 09/20/2046 7,444 7,874
3.00%, 11/20/2046 2,940 3,145
3.00%, 12/20/2046 3,764 3,982
3.00%, 02/20/2047 4,643 4,893
3.00%, 08/20/2047 2,913 3,077
3.00%, 11/15/2047 5,365 5,830
3.50%, 08/20/2042 2,642 2,864
3.50%, 05/15/2043 4,475 4,857
3.50%, 06/20/2043 3,445 3,748
3.50%, 08/15/2043 4,107 4,443
3.50%, 04/20/2045 2,359 2,540
3.50%, 02/20/2047 1,624 1,767
3.50%, 05/20/2047 9,087 10,097
3.50%, 10/20/2047 3,257 3,495
3.50%, 11/20/2047 3,074 3,402
4.00%, 08/15/2041 2,275 2,525
4.00%, 09/15/2041 3,909 4,355
4.00%, 03/15/2044 2,598 2,894
4.00%, 10/20/2044 2,432 2,624
4.00%, 01/20/2048 12,278 13,296
5.00%, 02/15/2034 69 79
5.00%, 10/15/2039 1,561 1,806
5.50%, 07/20/2033 565 648
5.50%, 03/20/2034 602 707
5.50%, 05/20/2035 60 71
6.00%, 10/15/2023 26 29
6.00%, 11/15/2023 5 5
6.00%, 11/15/2023 3 3
6.00%, 12/15/2023 1 1
6.00%, 04/20/2026 16 18
6.00%, 10/20/2028 2 3
6.00%, 02/20/2029 30 34
6.00%, 02/15/2033 12 14
6.00%, 07/20/2033 491 576
6.00%, 08/15/2038 62 69
6.50%, 09/15/2023 4 4
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 2 3
6.50%, 12/15/2023 4 5
6.50%, 12/15/2023 4 4
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 5 6
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 9 10
6.50%, 04/15/2024 3 3
6.50%, 04/20/2024 2 2
6.50%, 07/15/2024 7 8
6.50%, 01/15/2026 2 2
6.50%, 03/15/2026 2 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 4 4
6.50%, 03/20/2031 32 37
6.50%, 04/20/2031 25 29
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 8 9
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 287 336
7.00%, 11/15/2022 1 1
7.00%, 12/15/2022 1 1
7.00%, 02/15/2023 5 5
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 2 2
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 1 1
7.00%, 01/15/2026 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 01/15/2027 $ 4 $ 4
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 5 6
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 57 59
7.00%, 12/15/2028 38 41
7.00%, 01/15/2029 28 31
7.00%, 03/15/2029 17 18
7.00%, 04/15/2029 115 127
7.00%, 05/15/2031 4 4
7.00%, 09/15/2031 1 1
7.50%, 08/15/2022 3 3
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 2 2
7.50%, 03/15/2024 5 5
7.50%, 05/15/2027 2 2
7.50%, 06/15/2027 5 5
7.50%, 08/15/2029 19 19
7.50%, 10/15/2029 13 13
7.50%, 11/15/2029 35 36
8.00%, 12/15/2030 3 4
$ 245,292
U.S. Treasury Bill - 12 .89%
0.02%, 11/12/2021
(h)
46,000 45,993
0.04%, 10/14/2021
(h)
70,750 70,743
0.04%, 11/26/2021
(h)
35,000 34,995
$ 151,731
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,195,506
Total Investments $ 1,521,573
Other Assets and Liabilities -  (29.23)% (344,191)
TOTAL NET ASSETS - 100.00% $ 1,177,382
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,960 or 5.35% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 98 .54%
Government 12 .89%
Money Market Funds 9 .38%
Asset Backed Securities 8 .42%
Other Assets and Liabilities
( 29 .23 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 250,685 $ 672,034 $ 812,288 $ 110,431
$ 250,685 $ 672,034 $ 812,288 $ 110,431
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2021 Long 482 $ 64,807 $ 1,215
US 5 Year Note; September 2021 Short 186 23,147 (134)
US Ultra Bond; September 2021 Short 11 2,195 (162)
Total $ 919
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.63% Shares Held Value (000's)
Money Market Funds - 3.63%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
6,917,251 $ 6,917
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
130,891,821 130,892
$ 137,809
TOTAL INVESTMENT COMPANIES $ 137,809
COMMON STOCKS - 0.35% Shares Held Value (000's)
Commercial Services - 0.16%
ATD New Holdings Inc
(d)
101,514 $ 6,074
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Mining - 0.03%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,002
Miscellaneous Manufacturers - 0.12%
Utex Industries
(d)
111,195 4,559
Utex Industries - Warrants
(d),(f)
51,625 —
$ 4,559
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.04%
Skillsoft Corp
(d)
189,363 1,648
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 13,283
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 85.18%
Principal
Amount (000's) Value (000's)
Advertising - 0.71%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,080 $ 1,118
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(g)
3,720 3,861
7.75%, 04/15/2028
(g)
4,220 4,401
Lamar Media Corp
3.63%, 01/15/2031
(g)
570 563
3.75%, 02/15/2028 1,000 1,015
4.00%, 02/15/2030 750 763
MDC Partners Inc
7.50%, 05/01/2024
(g),(h)
1,260 1,283
National CineMedia LLC
5.75%, 08/15/2026
(i)
1,495 1,243
5.88%, 04/15/2028
(g),(i)
900 846
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
1,250 1,252
4.63%, 03/15/2030
(g)
2,780 2,794
5.00%, 08/15/2027
(g)
6,585 6,717
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
1,045 1,117
$ 26,973
Aerospace & Defense - 2.00%
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
650 671
Hexcel Corp
4.20%, 02/15/2027 1,150 1,246
4.95%, 08/15/2025 1,050 1,161
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,255
5.90%, 02/01/2027 670 793
5.95%, 02/01/2037 2,310 2,930
6.75%, 01/15/2028 420 516
6.88%, 05/01/2025 1,090 1,268
Kratos Defense & Security Solutions Inc
6.50%, 11/30/2025
(g)
800 834
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
$ 140 $ 162
Moog Inc
4.25%, 12/15/2027
(g)
500 516
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,511
5.75%, 10/15/2027
(g)
2,034 2,220
Spirit AeroSystems Inc
3.85%, 06/15/2026 245 260
3.95%, 06/15/2023 1,460 1,481
4.60%, 06/15/2028 560 542
7.50%, 04/15/2025
(g)
1,620 1,717
SSL Robotics LLC
9.75%, 12/31/2023
(g)
515 567
TransDigm Inc
4.63%, 01/15/2029
(g)
4,800 4,788
5.50%, 11/15/2027 10,815 11,167
6.25%, 03/15/2026
(g)
13,650 14,315
6.38%, 06/15/2026 12,268 12,682
7.50%, 03/15/2027 8,005 8,480
8.00%, 12/15/2025
(g)
989 1,062
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,983
Triumph Group Inc
6.25%, 09/15/2024
(g)
550 553
7.75%, 08/15/2025 811 815
8.88%, 06/01/2024
(g)
291 322
$ 75,817
Agriculture - 0.09%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(g)
250 256
Vector Group Ltd
5.75%, 02/01/2029
(g)
2,076 2,107
10.50%, 11/01/2026
(g)
1,015 1,080
$ 3,443
Airlines - 1.83%
Air Canada
3.88%, 08/15/2026
(g),(j)
9,725 9,748
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 961 924
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 243 248
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 752 765
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 923 918
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 613 616
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 614 597
American Airlines Group Inc
3.75%, 03/01/2025
(g),(i)
2,405 2,140
5.00%, 06/01/2022
(g)
605 604
American Airlines Inc
11.75%, 07/15/2025
(g)
2,020 2,525
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
6,100 6,382
5.75%, 04/20/2029
(g)
12,160 13,117

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc
2.90%, 10/28/2024 $ 1,405 $ 1,424
3.75%, 10/28/2029
(i)
830 823
3.80%, 04/19/2023 685 707
4.38%, 04/19/2028 730 765
7.38%, 01/15/2026 1,140 1,342
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
5,884 6,575
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
4,856 5,091
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
93 105
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 195 201
United Airlines Holdings Inc
4.25%, 10/01/2022 1,588 1,612
4.88%, 01/15/2025
(i)
363 372
5.00%, 02/01/2024 706 732
United Airlines Inc
4.38%, 04/15/2026
(g)
5,475 5,633
4.63%, 04/15/2029
(g)
5,375 5,530
$ 69,496
Apparel - 0.17%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,105
4.88%, 05/15/2026
(g)
715 771
5.38%, 05/15/2025
(g)
495 520
Michael Kors USA Inc
4.50%, 11/01/2024
(g)
178 189
Under Armour Inc
3.25%, 06/15/2026 420 435
William Carter Co/The
5.50%, 05/15/2025
(g)
500 526
5.63%, 03/15/2027
(g)
656 686
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
105 108
6.38%, 05/15/2025
(g)
1,820 1,943
$ 6,283
Automobile Manufacturers - 3.49%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,200 1,195
4.75%, 10/01/2027
(g)
25 26
5.88%, 06/01/2029
(g)
1,465 1,600
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,860 2,065
Ford Holdings LLC
9.30%, 03/01/2030 215 295
Ford Motor Co
4.35%, 12/08/2026 1,340 1,446
4.75%, 01/15/2043 1,103 1,211
5.29%, 12/08/2046 1,145 1,310
6.38%, 02/01/2029 609 706
6.63%, 10/01/2028 1,585 1,898
7.45%, 07/16/2031 4,688 6,205
7.50%, 08/01/2026 220 261
8.50%, 04/21/2023 2,997 3,327
9.00%, 04/22/2025 3,558 4,380
9.63%, 04/22/2030 17,900 25,843
9.98%, 02/15/2047 15 23
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,675 1,677
2.98%, 08/03/2022 610 618
3.09%, 01/09/2023 730 743
3.10%, 05/04/2023 700 714
3.35%, 11/01/2022 550 562
3.38%, 11/13/2025 3,550 3,706
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
3.55%, 10/07/2022 $ 290 $ 296
3.66%, 09/08/2024 2,820 2,947
3.81%, 01/09/2024 1,000 1,043
3.82%, 11/02/2027 1,100 1,155
4.00%, 11/13/2030 9,150 9,676
4.06%, 11/01/2024 1,279 1,356
4.13%, 08/04/2025 3,100 3,317
4.13%, 08/17/2027 9,340 9,994
4.14%, 02/15/2023 765 793
4.25%, 09/20/2022 200 205
4.27%, 01/09/2027 2,760 2,973
4.38%, 08/06/2023 500 524
4.39%, 01/08/2026 1,610 1,747
4.54%, 08/01/2026 8,580 9,319
4.69%, 06/09/2025 1,447 1,572
5.11%, 05/03/2029 3,135 3,549
5.13%, 06/16/2025 5,515 6,074
5.58%, 03/18/2024 274 299
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
405 397
5.50%, 07/15/2029
(g)
9,070 9,071
5.63%, 02/01/2023
(g)
1,190 1,194
5.88%, 01/15/2028
(g)
575 596
7.75%, 10/15/2025
(g)
1,070 1,161
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 121
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
645 677
Tesla Inc
5.30%, 08/15/2025
(g)
1,590 1,632
Wabash National Corp
5.50%, 10/01/2025
(g)
792 804
$ 132,303
Automobile Parts & Equipment - 1.32%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,250 1,278
Adient US LLC
9.00%, 04/15/2025
(g)
950 1,039
American Axle & Manufacturing Inc
6.25%, 04/01/2025 240 248
6.25%, 03/15/2026 319 330
6.50%, 04/01/2027
(i)
852 895
6.88%, 07/01/2028
(i)
305 332
Clarios Global LP
6.75%, 05/15/2025
(g)
365 387
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
11,209 11,853
8.50%, 05/15/2027
(g)
2,040 2,203
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
1,026 945
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
305 315
Dana Inc
5.38%, 11/15/2027 658 696
5.63%, 06/15/2028 325 350
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,035 1,114
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 700 718
5.00%, 07/15/2029
(g)
1,940 2,041
9.50%, 05/31/2025 977 1,082
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(h),(k)
925 950
6.00%, PIK 6.75%; 05/15/2027
(g),(h),(k)
335 349
6.38%, PIK 7.13%; 05/15/2029
(g),(h),(k)
315 341

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Meritor Inc
4.50%, 12/15/2028
(g)
$ 190 $ 194
6.25%, 06/01/2025
(g)
1,300 1,384
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
9,725 10,054
Tenneco Inc
5.00%, 07/15/2026
(i)
520 513
5.13%, 04/15/2029
(g)
790 812
5.38%, 12/15/2024 115 116
Titan International Inc
7.00%, 04/30/2028
(g)
570 595
Wheel Pros Inc
6.50%, 05/15/2029
(g)
7,230 7,338
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
1,400 1,519
$ 49,991
Banks - 0.64%
CIT Group Inc
4.75%, 02/16/2024 795 857
5.00%, 08/15/2022 1,021 1,065
5.00%, 08/01/2023 905 977
5.25%, 03/07/2025 1,015 1,144
6.13%, 03/09/2028 140 173
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,118
Deutsche Bank AG
4.30%, 05/24/2028
(l)
1,625 1,682
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,353
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 700
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(l)
1,390 1,642
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
899 1,295
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
800 821
8.13%, 11/15/2024
(g)
1,235 1,263
8.25%, 04/15/2025
(g)
430 446
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g)
700 720
4.95%, 06/01/2042
(g)
800 832
5.02%, 06/26/2024
(g)
1,645 1,785
5.71%, 01/15/2026
(g)
1,200 1,355
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 975
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(g),(l)
1,210 1,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(l)
1,000 1,113
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(l)
1,465 1,779
USD Swap Rate NY 5 Year + 4.91%
$ 24,432
Beverages - 0.01%
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
200 200
Biotechnology - 0.09%
HCRX Investments Holdco LP
4.50%, 08/01/2029
(g)
3,325 3,392
Building Materials - 0.60%
Boise Cascade Co
4.88%, 07/01/2030
(g)
775 821
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
$ 1,140 $ 1,213
6.75%, 06/01/2027
(g)
649 694
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
67 71
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
260 268
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
405 434
Griffon Corp
5.75%, 03/01/2028 1,600 1,683
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 318
JELD-WEN Inc
4.63%, 12/15/2025
(g)
330 336
4.88%, 12/15/2027
(g)
779 808
Koppers Inc
6.00%, 02/15/2025
(g)
399 409
Masonite International Corp
5.38%, 02/01/2028
(g)
395 420
Patrick Industries Inc
4.75%, 05/01/2029
(g)
1,740 1,776
7.50%, 10/15/2027
(g)
435 473
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
5,875 6,272
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
705 684
4.38%, 07/15/2030
(g)
2,293 2,362
4.75%, 01/15/2028
(g)
870 906
5.00%, 02/15/2027
(g)
1,515 1,562
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
378 382
5.25%, 01/15/2029
(g)
565 600
6.50%, 03/15/2027
(g)
12 13
US Concrete Inc
5.13%, 03/01/2029
(g)
390 426
$ 22,931
Chemicals - 0.95%
Ashland LLC
4.75%, 08/15/2022 120 123
6.88%, 05/15/2043 308 394
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
640 630
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
885 933
CF Industries Inc
3.45%, 06/01/2023 650 673
4.95%, 06/01/2043 515 634
5.15%, 03/15/2034 667 827
5.38%, 03/15/2044 621 799
Chemours Co/The
5.38%, 05/15/2027
(i)
375 407
5.75%, 11/15/2028
(g)
655 695
7.00%, 05/15/2025 575 594
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 305
Cornerstone Chemical Co
6.75%, 08/15/2024
(g),(i)
430 388
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,995 2,035
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 614
GPD Cos Inc
10.13%, 04/01/2026
(g)
2,000 2,165

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
HB Fuller Co
4.00%, 02/15/2027 $ 750 $ 775
4.25%, 10/15/2028 1,450 1,483
Hexion Inc
7.88%, 07/15/2027
(g)
325 349
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
545 606
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 430
Ingevity Corp
3.88%, 11/01/2028
(g)
277 277
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
440 474
Kraton Polymers LLC / Kraton Polymers Capital
Corp
4.25%, 12/15/2025
(g)
1,080 1,107
Methanex Corp
4.25%, 12/01/2024 275 292
5.13%, 10/15/2027 540 585
5.25%, 12/15/2029 1,525 1,686
5.65%, 12/01/2044 385 410
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
487 509
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 617
OCI NV
4.63%, 10/15/2025
(g)
417 431
5.25%, 11/01/2024
(g)
288 296
Olin Corp
5.00%, 02/01/2030 520 557
5.13%, 09/15/2027 477 497
5.50%, 08/15/2022
(i)
190 198
5.63%, 08/01/2029 500 549
9.50%, 06/01/2025
(g)
386 482
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
837 862
Rayonier AM Products Inc
5.50%, 06/01/2024
(g)
1,020 956
7.63%, 01/15/2026
(g)
307 315
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,500 1,498
SPCM SA
4.88%, 09/15/2025
(g)
390 399
TPC Group Inc
10.50%, 08/01/2024
(g)
1,135 1,118
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 1,039
Tronox Inc
4.63%, 03/15/2029
(g)
1,115 1,133
Valvoline Inc
3.63%, 06/15/2031
(g)
1,710 1,701
4.25%, 02/15/2030
(g)
525 545
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
280 269
WR Grace & Co-Conn
4.88%, 06/15/2027
(g)
1,210 1,278
5.63%, 10/01/2024
(g)
60 67
$ 36,006
Coal - 0.20%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
926 935
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
1,000 993
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
$ 5,000 $ 5,037
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 595
$ 7,560
Commercial Services - 3.37%
ADT Security Corp/The
4.13%, 06/15/2023 315 333
4.88%, 07/15/2032
(g)
545 565
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
845 867
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
450 408
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,635 1,731
9.75%, 07/15/2027
(g)
1,005 1,102
AMN Healthcare Inc
4.63%, 10/01/2027
(g)
3,864 4,023
Aptim Corp
7.75%, 06/15/2025
(g),(i)
1,100 946
APX Group Inc
6.75%, 02/15/2027
(g)
485 514
7.63%, 09/01/2023 1,015 1,038
ASGN Inc
4.63%, 05/15/2028
(g)
5,945 6,204
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
6 6
5.75%, 07/15/2027
(g)
620 645
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,142
Carriage Services Inc
4.25%, 05/15/2029
(g)
2,520 2,514
Cimpress PLC
7.00%, 06/15/2026
(g)
1,751 1,839
CoreCivic Inc
4.63%, 05/01/2023
(i)
1,448 1,459
4.75%, 10/15/2027 1,000 915
8.25%, 04/15/2026
(i)
2,000 2,120
Deluxe Corp
8.00%, 06/01/2029
(g)
1,000 1,093
Garda World Security Corp
4.63%, 02/15/2027
(g)
460 462
9.50%, 11/01/2027
(g)
1,032 1,125
Gartner Inc
3.63%, 06/15/2029
(g)
560 573
3.75%, 10/01/2030
(g)
1,140 1,171
4.50%, 07/01/2028
(g)
130 137
Graham Holdings Co
5.75%, 06/01/2026
(g)
2,029 2,111
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 1,002
IHS Markit Ltd
4.25%, 05/01/2029 845 986
4.75%, 08/01/2028 1,200 1,428
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(g)
405 424
5.00%, 06/15/2028
(g)
15,545 16,749
Korn Ferry
4.63%, 12/15/2027
(g)
138 142
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
25 26
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g),(i)
335 313

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Modulaire Global Finance Plc
8.00%, 02/15/2023
(g)
$ 600 $ 616
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(g),(i)
8,553 8,306
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
800 826
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g)
977 1,003
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 07/15/2029
(g)
2,370 2,388
5.63%, 10/01/2028
(g)
1,425 1,505
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(g)
1,085 1,035
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 302
5.25%, 04/15/2024
(g)
1,385 1,480
5.75%, 04/15/2026
(g)
950 1,040
6.25%, 01/15/2028
(g)
1,015 1,059
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(g)
10,633 11,417
RR Donnelley & Sons Co
6.13%, 11/01/2026
(g)
1,460 1,537
Sabre GLBL Inc
7.38%, 09/01/2025
(g)
800 854
9.25%, 04/15/2025
(g)
775 907
Service Corp International/US
3.38%, 08/15/2030 1,035 1,032
5.13%, 06/01/2029 1,022 1,104
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
1,077 1,122
Sotheby's
7.38%, 10/15/2027
(g)
13,740 14,677
Square Inc
2.75%, 06/01/2026
(g)
1,000 1,023
3.50%, 06/01/2031
(g)
3,760 3,907
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
6,885 6,386
TriNet Group Inc
3.50%, 03/01/2029
(g)
676 677
United Rentals North America Inc
3.88%, 02/15/2031 1,140 1,173
4.00%, 07/15/2030 780 810
4.88%, 01/15/2028 1,564 1,652
5.25%, 01/15/2030 860 941
5.50%, 05/15/2027 765 804
5.88%, 09/15/2026 1,060 1,095
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
890 940
$ 127,731
Computers - 0.77%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,165 1,225
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
185 189
4.00%, 07/01/2029
(g)
950 976
Crowdstrike Holdings Inc
3.00%, 02/15/2029 934 947
Dell Inc
5.40%, 09/10/2040 355 421
6.50%, 04/15/2038 314 414
7.10%, 04/15/2028 555 713
Diebold Nixdorf Inc
8.50%, 04/15/2024
(i)
300 306
9.38%, 07/15/2025
(g)
565 621
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
EMC Corp
3.38%, 06/01/2023 $ 1,915 $ 1,981
KBR Inc
4.75%, 09/30/2028
(g)
6,181 6,242
NCR Corp
5.00%, 10/01/2028
(g)
600 618
5.13%, 04/15/2029
(g)
50 52
5.25%, 10/01/2030
(g)
651 685
5.75%, 09/01/2027
(g)
875 923
6.13%, 09/01/2029
(g)
835 906
8.13%, 04/15/2025
(g)
690 750
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
1,075 1,108
8.25%, 02/01/2028
(g)
330 358
Science Applications International Corp
4.88%, 04/01/2028
(g)
85 89
Seagate HDD Cayman
3.13%, 07/15/2029
(g)
85 83
4.09%, 06/01/2029
(g)
1,407 1,476
4.13%, 01/15/2031
(g)
760 795
4.75%, 06/01/2023 795 846
4.75%, 01/01/2025 735 810
4.88%, 03/01/2024 955 1,036
4.88%, 06/01/2027 750 836
5.75%, 12/01/2034 720 851
Unisys Corp
6.88%, 11/01/2027
(g)
940 1,023
Western Digital Corp
4.75%, 02/15/2026 1,883 2,090
$ 29,370
Consumer Products - 0.12%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
1,095 1,094
Central Garden & Pet Co
5.13%, 02/01/2028 642 681
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
1,000 1,014
7.00%, 12/31/2027
(g),(i)
1,000 977
Spectrum Brands Inc
5.50%, 07/15/2030
(g)
61 66
5.75%, 07/15/2025 785 806
$ 4,638
Cosmetics & Personal Care - 0.08%
Avon Products Inc
7.00%, 03/15/2023 724 770
8.45%, 03/15/2043 240 311
Coty Inc
6.50%, 04/15/2026
(g)
448 450
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
1,190 1,260
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 62
$ 2,853
Distribution & Wholesale - 0.31%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
565 579
Avient Corp
5.25%, 03/15/2023 355 377
5.75%, 05/15/2025
(g)
525 551
Core & Main LP
6.13%, 08/15/2025
(g)
580 588
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
190 206
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
1,290 1,279

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06/15/2027
(g)
$ 3,678 $ 3,858
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 954
Resideo Funding Inc
6.13%, 11/01/2026
(g)
457 480
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
405 424
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
512 497
9.00%, 11/15/2026
(g)
1,708 1,648
13.13%, 11/15/2027
(g)
520 432
$ 11,873
Diversified Financial Services - 4.56%
AG Issuer LLC
6.25%, 03/01/2028
(g)
499 523
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
6,135 6,295
7.00%, 01/15/2026
(g)
6,075 6,546
Ally Financial Inc
5.75%, 11/20/2025 830 949
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 930
6.63%, 03/15/2026
(i)
4,284 4,519
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
565 591
Enact Holdings Inc
6.50%, 08/15/2025
(g)
1,170 1,269
Enova International Inc
8.50%, 09/01/2024
(g)
635 651
8.50%, 09/15/2025
(g)
360 375
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
100 99
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(h),(k)
1,259 1,265
goeasy Ltd
5.38%, 12/01/2024
(g)
445 462
Home Point Capital Inc
5.00%, 02/01/2026
(g)
9,092 8,390
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g),(j)
3,185 3,257
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
2,209 2,193
LPL Holdings Inc
4.00%, 03/15/2029
(g)
935 949
4.63%, 11/15/2027
(g)
160 165
Midcap Financial Issuer Trust
6.50%, 05/01/2028
(g)
2,095 2,178
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
562 561
5.50%, 08/15/2028
(g)
3,480 3,537
6.00%, 01/15/2027
(g)
4,950 5,160
Navient Corp
5.00%, 03/15/2027 575 598
5.50%, 01/25/2023 929 974
5.63%, 08/01/2033 572 556
5.88%, 10/25/2024 1,078 1,177
6.13%, 03/25/2024 455 494
6.75%, 06/25/2025 250 278
6.75%, 06/15/2026 410 460
NFP Corp
4.88%, 08/15/2028
(g)
8,770 8,923
6.88%, 08/15/2028
(g)
44,345 46,119
OneMain Finance Corp
4.00%, 09/15/2030 7,988 7,948
5.38%, 11/15/2029 485 533
5.63%, 03/15/2023 950 1,005
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp   (continued)
6.13%, 03/15/2024 $ 850 $ 915
6.63%, 01/15/2028 12,320 14,229
6.88%, 03/15/2025 1,300 1,475
7.13%, 03/15/2026 1,204 1,418
8.25%, 10/01/2023 1,000 1,134
8.88%, 06/01/2025 1,040 1,144
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
5,300 5,337
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
733 710
5.38%, 10/15/2025
(g)
2,120 2,225
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
2,755 2,830
PRA Group Inc
7.38%, 09/01/2025
(g)
8 9
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
10,683 10,897
Quicken Loans LLC
5.25%, 01/15/2028
(g)
5,570 5,862
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(g)
366 367
3.88%, 03/01/2031
(g)
935 954
SLM Corp
4.20%, 10/29/2025 480 518
StoneX Group Inc
8.63%, 06/15/2025
(g)
70 76
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(g)
15 15
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
2,425 2,490
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 530
$ 173,064
Electric - 1.18%
Calpine Corp
3.75%, 03/01/2031
(g)
1,000 962
4.50%, 02/15/2028
(g)
1,295 1,334
4.63%, 02/01/2029
(g)
525 518
5.00%, 02/01/2031
(g)
927 936
5.13%, 03/15/2028
(g)
1,950 1,974
5.25%, 06/01/2026
(g)
1,150 1,183
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
960 960
4.75%, 03/15/2028
(g)
880 933
5.00%, 09/15/2026 169 173
DPL Inc
4.13%, 07/01/2025 465 499
4.35%, 04/15/2029 800 877
Drax Finco PLC
6.63%, 11/01/2025
(g)
480 494
FirstEnergy Corp
1.60%, 01/15/2026 715 711
2.05%, 03/01/2025 620 631
2.25%, 09/01/2030 765 755
2.65%, 03/01/2030 1,853 1,888
3.40%, 03/01/2050 1,225 1,230
4.25%, 03/15/2023 1,050 1,105
4.40%, 07/15/2027 1,564 1,743
5.35%, 07/15/2047 1,644 2,067
7.38%, 11/15/2031 1,605 2,243

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(g)
$ 832 $ 925
4.55%, 04/01/2049
(g)
1,175 1,418
5.45%, 07/15/2044
(g)
138 180
InterGen NV
7.00%, 06/30/2023
(g)
750 742
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
262 271
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
83 87
4.25%, 07/15/2024
(g)
480 505
4.50%, 09/15/2027
(g)
273 294
NRG Energy Inc
3.38%, 02/15/2029
(g)
810 806
3.63%, 02/15/2031
(g)
325 327
5.25%, 06/15/2029
(g)
1,340 1,437
5.75%, 01/15/2028 1,655 1,758
6.63%, 01/15/2027 1,293 1,339
7.25%, 05/15/2026 1,299 1,351
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(g)
75 80
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
565 583
PG&E Corp
5.00%, 07/01/2028
(i)
400 389
5.25%, 07/01/2030 425 415
Talen Energy Supply LLC
6.63%, 01/15/2028
(g)
760 675
7.25%, 05/15/2027
(g)
505 461
7.63%, 06/01/2028
(g)
1,053 961
TransAlta Corp
4.50%, 11/15/2022 321 330
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
2,590 2,655
5.00%, 07/31/2027
(g)
1,225 1,265
5.50%, 09/01/2026
(g)
1,325 1,365
5.63%, 02/15/2027
(g)
1,065 1,105
$ 44,940
Electrical Components & Equipment - 0.21%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
415 418
4.75%, 06/15/2028
(g)
590 607
EnerSys
4.38%, 12/15/2027
(g)
490 512
5.00%, 04/30/2023
(g)
1,038 1,083
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
3,790 4,074
7.25%, 06/15/2028
(g)
1,070 1,191
$ 7,885
Electronics - 0.19%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 1,023
Brightstar Escrow Corp
9.75%, 10/15/2025
(g)
815 872
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,000 2,064
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 722
5.00%, 10/01/2025
(g)
576 643
5.63%, 11/01/2024
(g)
890 991
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
1,000 1,008
4.38%, 02/15/2030
(g)
29 31
$ 7,354
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0.09%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(g)
$ 1,180 $ 1,177
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
205 212
TerraForm Power Operating LLC
4.25%, 01/31/2023
(g)
220 226
4.75%, 01/15/2030
(g)
700 737
5.00%, 01/31/2028
(g)
1,120 1,209
$ 3,561
Engineering & Construction - 0.24%
AECOM
5.13%, 03/15/2027 750 834
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
1,565 1,592
Fluor Corp
3.50%, 12/15/2024
(i)
1,369 1,431
4.25%, 09/15/2028
(i)
505 521
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
475 489
MasTec Inc
4.50%, 08/15/2028
(g)
485 512
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
569 583
9.75%, 07/15/2028
(g)
136 152
PowerTeam Services LLC
9.03%, 12/04/2025
(g)
595 655
TopBuild Corp
3.63%, 03/15/2029
(g)
920 920
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 445
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
860 889
$ 9,023
Entertainment - 3.11%
Affinity Gaming
6.88%, 12/15/2027
(g)
1,255 1,331
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
750 748
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(g),(i)
1,245 1,324
Bally's Corp
6.75%, 06/01/2027
(g)
95 103
Banijay Entertainment SASU
5.38%, 03/01/2025
(g)
190 196
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
2,867 3,025
8.13%, 07/01/2027
(g)
6,210 6,829
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
8,765 8,836
5.75%, 07/01/2025
(g)
6,050 6,360
CCM Merger Inc
6.38%, 05/01/2026
(g)
300 314
Cedar Fair LP
5.25%, 07/15/2029 1,276 1,296
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 101
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 944
5.50%, 05/01/2025
(g)
1,035 1,074
6.50%, 10/01/2028
(i)
275 296
Churchill Downs Inc
4.75%, 01/15/2028
(g)
905 938
5.50%, 04/01/2027
(g)
660 686

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
5.25%, 07/15/2028
(g)
$ 13,675 $ 12,855
5.88%, 03/15/2026
(g)
3,861 3,793
8.75%, 05/01/2025
(g)
225 240
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
400 407
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 495
Everi Holdings Inc
5.00%, 07/15/2029
(g)
5,100 5,215
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
310 310
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 53
International Game Technology PLC
6.25%, 01/15/2027
(g)
620 703
6.50%, 02/15/2025
(g)
1,010 1,127
Jacobs Entertainment Inc
7.88%, 02/01/2024
(g)
310 323
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
9,200 9,418
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
5,550 5,563
4.75%, 10/15/2027
(g)
5,057 5,164
4.88%, 11/01/2024
(g)
650 661
5.63%, 03/15/2026
(g)
4,139 4,309
6.50%, 05/15/2027
(g)
11,275 12,445
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
565 589
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(g)
2,720 2,832
Motion Bondco DAC
6.63%, 11/15/2027
(g)
888 901
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
1,210 1,304
Powdr Corp
6.00%, 08/01/2025
(g)
240 251
Scientific Games International Inc
5.00%, 10/15/2025
(g)
972 997
7.00%, 05/15/2028
(g)
575 620
8.25%, 03/15/2026
(g)
900 955
8.63%, 07/01/2025
(g)
72 78
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(g)
527 569
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,341 1,348
5.50%, 04/15/2027
(g)
375 387
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
595 635
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
5,325 5,398
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 515
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
808 783
3.88%, 07/15/2030
(g)
430 442
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
780 811
7.75%, 04/15/2025
(g)
902 960
$ 117,857
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.93%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
$ 440 $ 461
5.13%, 07/15/2029
(g)
300 326
Covanta Holding Corp
5.00%, 09/01/2030 3,065 3,289
6.00%, 01/01/2027 5,424 5,627
GFL Environmental Inc
3.50%, 09/01/2028
(g)
1,860 1,866
3.75%, 08/01/2025
(g)
1,070 1,098
4.00%, 08/01/2028
(g),(i)
1,225 1,211
4.25%, 06/01/2025
(g)
405 421
4.75%, 06/15/2029
(g)
7,500 7,752
5.13%, 12/15/2026
(g)
870 915
Harsco Corp
5.75%, 07/31/2027
(g)
595 618
Madison IAQ LLC
5.88%, 06/30/2029
(g)
9,482 9,584
Stericycle Inc
3.88%, 01/15/2029
(g)
700 710
5.38%, 07/15/2024
(g)
879 903
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 439
$ 35,220
Food - 2.77%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(g)
1,500 1,536
3.50%, 02/15/2023
(g)
445 456
3.50%, 03/15/2029
(g)
1,846 1,864
4.63%, 01/15/2027
(g)
1,165 1,233
4.88%, 02/15/2030
(g)
1,035 1,120
5.88%, 02/15/2028
(g)
612 655
7.50%, 03/15/2026
(g)
955 1,041
B&G Foods Inc
5.25%, 09/15/2027 886 923
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
3,575 3,719
7.50%, 04/15/2025
(g)
1,130 1,178
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 669
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 386
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 765
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(g)
404 420
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
2,190 2,205
JBS USA Food Co
5.75%, 01/15/2028
(g)
1,300 1,370
7.00%, 01/15/2026
(g)
1,440 1,525
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(g)
1,455 1,593
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.75%, 12/01/2031
(g)
2,430 2,497
5.50%, 01/15/2030
(g)
1,020 1,139
6.50%, 04/15/2029
(g)
1,845 2,066
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
702 763
Kraft Heinz Foods Co
3.00%, 06/01/2026 1,679 1,787
3.88%, 05/15/2027 1,345 1,490
4.25%, 03/01/2031 1,588 1,832
4.38%, 06/01/2046 2,845 3,278

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
4.88%, 10/01/2049 $ 1,750 $ 2,183
5.00%, 06/04/2042 2,000 2,506
5.20%, 07/15/2045 2,210 2,799
5.50%, 06/01/2050 630 844
6.50%, 02/09/2040 1,000 1,428
6.88%, 01/26/2039 1,000 1,468
7.13%, 08/01/2039
(g)
1,000 1,491
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 857
4.88%, 11/01/2026
(g)
1,235 1,274
4.88%, 05/15/2028
(g)
750 831
Nathan's Famous Inc
6.63%, 11/01/2025
(g)
135 138
Performance Food Group Inc
4.25%, 08/01/2029
(g)
7,000 7,114
5.50%, 10/15/2027
(g)
9,694 10,097
6.88%, 05/01/2025
(g)
315 335
Pilgrim's Pride Corp
4.25%, 04/15/2031
(g)
2,000 2,127
5.88%, 09/30/2027
(g)
1,674 1,791
Post Holdings Inc
4.50%, 09/15/2031
(g)
10,374 10,499
4.63%, 04/15/2030
(g)
1,445 1,472
5.50%, 12/15/2029
(g)
665 712
5.63%, 01/15/2028
(g)
2,084 2,193
5.75%, 03/01/2027
(g)
1,183 1,231
Safeway Inc
7.25%, 02/01/2031 200 236
Sigma Holdco BV
7.88%, 05/15/2026
(g),(i)
1,075 1,091
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
6,980 7,047
TreeHouse Foods Inc
4.00%, 09/01/2028 720 721
United Natural Foods Inc
6.75%, 10/15/2028
(g)
13 14
US Foods Inc
4.75%, 02/15/2029
(g)
4,105 4,187
6.25%, 04/15/2025
(g)
1,000 1,054
$ 105,250
Food Service - 0.55%
Aramark Services Inc
5.00%, 04/01/2025
(g)
550 564
5.00%, 02/01/2028
(g)
5,340 5,548
6.38%, 05/01/2025
(g)
13,815 14,577
$ 20,689
Forest Products & Paper - 0.08%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 551
Mercer International Inc
5.13%, 02/01/2029 750 764
5.50%, 01/15/2026 703 719
SpA Holdings 3 Oy
4.88%, 02/04/2028
(g)
805 809
$ 2,843
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 437 482
5.63%, 05/20/2024 536 585
5.75%, 05/20/2027 621 700
5.88%, 08/20/2026 533 597
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
493 502
$ 2,866
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.02%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g)
$ 250 $ 251
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 390
$ 641
Healthcare - Products - 0.14%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
1,250 1,316
Hologic Inc
3.25%, 02/15/2029
(g)
2,150 2,172
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(g)
663 722
Teleflex Inc
4.25%, 06/01/2028
(g)
500 521
4.63%, 11/15/2027 565 596
$ 5,327
Healthcare - Services - 5.56%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,430 4,641
5.50%, 07/01/2028
(g)
4,325 4,612
Air Methods Corp
8.00%, 05/15/2025
(g)
1,740 1,640
Akumin Escrow Inc
7.50%, 08/01/2028
(g),(j)
4,550 4,550
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
2,350 2,303
5.00%, 07/15/2027
(g)
570 596
Centene Corp
2.50%, 03/01/2031 1,960 1,962
3.00%, 10/15/2030 2,020 2,099
3.38%, 02/15/2030 2,565 2,676
4.25%, 12/15/2027 2,985 3,149
4.63%, 12/15/2029 4,400 4,822
5.38%, 06/01/2026
(g)
2,450 2,552
5.38%, 08/15/2026
(g)
800 833
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
1,835 1,883
4.00%, 03/15/2031
(g)
110 116
4.25%, 05/01/2028
(g)
1,000 1,044
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
6,585 6,684
5.63%, 03/15/2027
(g)
2,300 2,435
6.00%, 01/15/2029
(g)
377 401
6.13%, 04/01/2030
(g)
2,435 2,467
6.63%, 02/15/2025
(g)
1,500 1,573
6.88%, 04/15/2029
(g)
1,600 1,684
8.00%, 03/15/2026
(g)
1,874 2,009
DaVita Inc
3.75%, 02/15/2031
(g)
11,320 10,978
4.63%, 06/01/2030
(g)
3,650 3,773
Encompass Health Corp
4.50%, 02/01/2028 735 763
4.63%, 04/01/2031 900 979
4.75%, 02/01/2030 1,946 2,077
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
17,572 12,957
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,100 1,141
HCA Inc
3.50%, 09/01/2030 2,798 3,038
5.38%, 02/01/2025 2,682 3,040
5.38%, 09/01/2026 886 1,030
5.63%, 09/01/2028 2,070 2,489
5.88%, 05/01/2023 978 1,059
5.88%, 02/15/2026 1,210 1,407

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc   (continued)
5.88%, 02/01/2029 $ 1,310 $ 1,601
7.50%, 11/06/2033 246 348
7.50%, 11/15/2095 165 245
7.69%, 06/15/2025 225 273
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,091
5.00%, 05/15/2027
(g)
900 938
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
4,160 4,170
6.75%, 04/15/2025
(g)
500 528
LifePoint Health Inc
5.38%, 01/15/2029
(g)
1,480 1,473
Magellan Health Inc
4.90%, 09/22/2024 325 361
MEDNAX Inc
6.25%, 01/15/2027
(g)
810 853
ModivCare Inc
5.88%, 11/15/2025
(g)
1,500 1,592
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
1,835 1,943
4.38%, 06/15/2028
(g)
170 178
5.38%, 11/15/2022 1,125 1,172
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
950 1,020
Radiology Partners Inc
9.25%, 02/01/2028
(g)
12,340 13,297
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,807
RP Escrow Issuer LLC
5.25%, 12/15/2025
(g)
5,450 5,572
Select Medical Corp
6.25%, 08/15/2026
(g)
2,400 2,537
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
10,144 10,322
10.00%, 04/15/2027
(g)
9,172 9,997
Syneos Health Inc
3.63%, 01/15/2029
(g)
35 35
Tenet Healthcare Corp
4.63%, 07/15/2024 3,125 3,164
4.63%, 09/01/2024
(g)
2,170 2,219
4.63%, 06/15/2028
(g)
3,000 3,105
4.88%, 01/01/2026
(g)
6,325 6,531
5.13%, 11/01/2027
(g)
23,975 25,113
6.13%, 10/01/2028
(g)
2,590 2,758
6.25%, 02/01/2027
(g)
1,812 1,887
6.75%, 06/15/2023 1,943 2,108
6.88%, 11/15/2031 285 326
7.50%, 04/01/2025
(g)
570 613
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 450
$ 211,089
Holding Companies - Diversified - 0.02%
Stena International SA
5.75%, 03/01/2024
(g)
325 336
6.13%, 02/01/2025
(g)
325 337
$ 673
Home Builders - 0.51%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 961
6.75%, 08/01/2025
(g)
190 196
Beazer Homes USA Inc
5.88%, 10/15/2027 245 255
6.75%, 03/15/2025 151 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
$ 405 $ 404
6.25%, 09/15/2027
(g)
1,554 1,641
Century Communities Inc
5.88%, 07/15/2025 711 731
6.75%, 06/01/2027 400 425
Empire Communities Corp
7.00%, 12/15/2025
(g)
35 37
Installed Building Products Inc
5.75%, 02/01/2028
(g)
140 146
KB Home
4.80%, 11/15/2029 144 157
6.88%, 06/15/2027 310 371
7.50%, 09/15/2022 474 506
7.63%, 05/15/2023 30 32
LGI Homes Inc
4.00%, 07/15/2029
(g)
1,750 1,775
M/I Homes Inc
4.95%, 02/01/2028 561 588
5.63%, 08/01/2025 231 237
Mattamy Group Corp
4.63%, 03/01/2030
(g)
1,115 1,155
5.25%, 12/15/2027
(g)
510 530
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,369
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
427 453
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
418 428
4.75%, 04/01/2029
(g)
70 72
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
405 440
5.75%, 01/15/2028
(g)
355 400
6.63%, 07/15/2027
(g)
90 96
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 724
5.88%, 04/15/2023
(g)
566 600
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 346
4.35%, 02/15/2028 740 819
4.38%, 04/15/2023 811 847
4.88%, 03/15/2027 345 392
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 417
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 863
5.70%, 06/15/2028 43 48
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
400 412
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 268
$ 19,297
Home Furnishings - 0.05%
Tempur Sealy International Inc
4.00%, 04/15/2029
(g)
830 851
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
1,000 1,046
$ 1,897
Housewares - 0.21%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
505 538
Newell Brands Inc
4.00%, 12/01/2024 200 213
4.35%, 04/01/2023 1,892 1,977
4.70%, 04/01/2026 1,732 1,929

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Newell Brands Inc   (continued)
4.88%, 06/01/2025 $ 400 $ 443
5.87%, 04/01/2036 375 476
6.00%, 04/01/2046 897 1,164
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031
(g)
592 595
4.50%, 10/15/2029 500 521
5.25%, 12/15/2026 187 194
$ 8,050
Insurance - 2.81%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
1,860 1,811
7.00%, 11/15/2025
(g)
23,452 23,803
10.13%, 08/01/2026
(g)
497 557
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
9,667 9,609
6.75%, 10/15/2027
(g)
1,392 1,453
AmWINS Group Inc
4.88%, 06/30/2029
(g)
7,575 7,727
Assurant Inc
7.00%, 03/27/2048
(l)
415 483
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
8,683 8,620
7.00%, 08/15/2025
(g)
23,364 23,773
Genworth Holdings Inc
4.80%, 02/15/2024 383 381
4.90%, 08/15/2023 625 628
6.50%, 06/15/2034 150 154
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
4,995 5,295
HUB International Ltd
7.00%, 05/01/2026
(g)
15,475 16,020
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
125 116
7.80%, 03/07/2087
(g)
505 677
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 850
5.75%, 08/15/2023 622 670
Radian Group Inc
4.50%, 10/01/2024 1,353 1,446
4.88%, 03/15/2027 470 511
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g)
1,520 1,596
USI Inc/NY
6.88%, 05/01/2025
(g)
532 542
$ 106,722
Internet - 1.01%
ANGI Group LLC
3.88%, 08/15/2028
(g)
639 638
Arches Buyer Inc
6.13%, 12/01/2028
(g)
186 192
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
2,115 2,099
5.63%, 09/15/2028
(g)
6,981 7,103
Cars.com Inc
6.38%, 11/01/2028
(g)
402 428
Getty Images Inc
9.75%, 03/01/2027
(g)
268 287
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
700 701
5.25%, 12/01/2027
(g)
395 414
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
836 878
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
$ 945 $ 989
4.63%, 06/01/2028
(g)
505 530
5.00%, 12/15/2027
(g)
370 389
5.63%, 02/15/2029
(g)
695 760
Netflix Inc
3.63%, 06/15/2025
(g)
475 510
4.38%, 11/15/2026 1,056 1,198
4.88%, 04/15/2028 1,926 2,251
4.88%, 06/15/2030
(g)
800 964
5.38%, 11/15/2029
(g)
1,049 1,294
5.75%, 03/01/2024 1,125 1,253
5.88%, 02/15/2025 725 835
5.88%, 11/15/2028 2,600 3,230
6.38%, 05/15/2029 1,000 1,285
NortonLifeLock Inc
5.00%, 04/15/2025
(g)
2,000 2,028
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 967
Rakuten Group Inc
6.25%, 04/22/2031
(g),(l),(m)
1,000 1,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(g)
405 432
Twitter Inc
3.88%, 12/15/2027
(g)
565 604
Uber Technologies Inc
6.25%, 01/15/2028
(g)
4 4
7.50%, 05/15/2025
(g)
1,780 1,906
7.50%, 09/15/2027
(g)
945 1,033
8.00%, 11/01/2026
(g)
1,793 1,921
$ 38,151
Investment Companies - 0.36%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
1,035 1,074
FS Energy and Power Fund
7.50%, 08/15/2023
(g)
155 161
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 274 277
4.75%, 09/15/2024 1,295 1,350
5.25%, 05/15/2027 7,424 7,804
6.25%, 05/15/2026 1,200 1,261
6.38%, 12/15/2025 1,225 1,260
6.75%, 02/01/2024 515 526
$ 13,713
Iron & Steel - 1.75%
Allegheny Technologies Inc
5.88%, 12/01/2027 2,775 2,900
7.88%, 08/15/2023 6,426 7,026
ArcelorMittal SA
4.25%, 07/16/2029 465 525
7.00%, 03/01/2041 570 818
7.25%, 10/15/2039 1,041 1,521
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
22,732 24,203
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
7,730 8,493
Carpenter Technology Corp
6.38%, 07/15/2028 369 406
Cleveland-Cliffs Inc
5.88%, 06/01/2027 566 597
6.25%, 10/01/2040 215 232
6.75%, 03/15/2026
(g)
4,655 5,021
9.88%, 10/17/2025
(g)
728 851

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Commercial Metals Co
4.88%, 05/15/2023 $ 766 $ 804
5.38%, 07/15/2027 154 162
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g),(i)
295 314
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,176
Specialty Steel
11.00%, 11/15/2026
(e),(f)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026
(i)
547 564
6.65%, 06/01/2037 900 972
6.88%, 08/15/2025 614 626
6.88%, 03/01/2029 476 517
$ 66,408
Leisure Products & Services - 0.89%
Carlson Travel Inc
6.75%, 12/15/2025
(g)
4,450 4,049
9.50%, PIK 2.00%; 12/15/2026
(g),(k)
5,396 2,536
10.50%, 03/31/2025
(g),(h)
490 511
Carnival Corp
4.00%, 08/01/2028
(g)
2,305 2,296
5.75%, 03/01/2027
(g)
2,195 2,231
7.63%, 03/01/2026
(g)
915 966
9.88%, 08/01/2027
(g)
1,176 1,346
10.50%, 02/01/2026
(g)
625 716
11.50%, 04/01/2023
(g)
1,027 1,158
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g)
1,580 1,554
NCL Corp Ltd
3.63%, 12/15/2024
(g)
955 908
5.88%, 03/15/2026
(g)
755 761
10.25%, 02/01/2026
(g)
605 691
12.25%, 05/15/2024
(g)
865 1,021
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028
(i)
595 562
5.25%, 11/15/2022 1,175 1,207
7.50%, 10/15/2027
(i)
930 1,063
9.13%, 06/15/2023
(g)
1,350 1,468
10.88%, 06/01/2023
(g)
1,035 1,175
11.50%, 06/01/2025
(g)
2,065 2,364
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
1,300 1,235
6.25%, 05/15/2025
(g)
52 52
7.00%, 02/15/2029
(g)
835 839
13.00%, 05/15/2025
(g)
700 812
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
1,165 1,165
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
545 555
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 541
$ 33,782
Lodging - 1.68%
Boyd Gaming Corp
4.75%, 12/01/2027 825 855
4.75%, 06/15/2031
(g)
12,765 13,208
8.63%, 06/01/2025
(g)
500 545
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
550 562
10.75%, 09/01/2024
(g)
935 964
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
1,890 1,885
3.75%, 05/01/2029
(g)
1,050 1,061
4.00%, 05/01/2031
(g)
1,500 1,535
4.88%, 01/15/2030 1,510 1,620
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc   (continued)
5.38%, 05/01/2025
(g)
$ 2,053 $ 2,146
5.75%, 05/01/2028
(g)
612 658
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029
(g)
1,826 1,843
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 384
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 520 538
Marriott Ownership Resorts Inc
4.75%, 01/15/2028 275 278
6.13%, 09/15/2025
(g)
763 807
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 291 302
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
1,030 1,062
5.75%, 07/21/2028
(g)
1,305 1,352
MGM China Holdings Ltd
5.25%, 06/18/2025
(g)
405 415
5.38%, 05/15/2024
(g)
730 742
5.88%, 05/15/2026
(g)
970 1,006
MGM Resorts International
4.63%, 09/01/2026 415 433
4.75%, 10/15/2028 675 711
5.50%, 04/15/2027 533 579
5.75%, 06/15/2025 700 762
6.00%, 03/15/2023 1,295 1,368
6.75%, 05/01/2025 1,800 1,910
Station Casinos LLC
4.50%, 02/15/2028
(g)
1,225 1,231
5.00%, 10/01/2025
(g)
4,614 4,666
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
2,150 2,118
6.00%, 07/15/2025
(g)
905 944
6.50%, 01/15/2028
(g)
1,005 1,053
Travel + Leisure Co
3.90%, 03/01/2023 82 83
4.63%, 03/01/2030
(g)
12 12
5.65%, 04/01/2024 266 285
6.00%, 04/01/2027 280 303
6.63%, 07/31/2026
(g)
1,070 1,194
Universal Entertainment Corp
8.50%, 12/11/2024
(g)
1,000 1,050
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
720 744
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
645 661
5.25%, 05/15/2027
(g)
1,395 1,464
5.50%, 03/01/2025
(g)
1,865 1,972
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
1,025 1,030
5.13%, 12/15/2029
(g)
1,510 1,525
5.50%, 01/15/2026
(g)
1,395 1,444
5.50%, 10/01/2027
(g)
815 837
5.63%, 08/26/2028
(g)
1,500 1,538
$ 63,685
Machinery - Construction & Mining - 0.09%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
1,557 1,596
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 243

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Terex Corp
5.00%, 05/15/2029
(g)
$ 1,405 $ 1,456
$ 3,295
Machinery - Diversified - 0.83%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(g)
154 157
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 411
Colfax Corp
6.38%, 02/15/2026
(g)
237 250
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(h),(k)
113 122
JPW Industries Holding Corp
9.00%, 10/01/2024
(g),(i)
5,945 6,227
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
442 451
SPX FLOW Inc
5.88%, 08/15/2026
(g)
1,000 1,033
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,063 1,140
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
18,709 19,255
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,785 1,885
Vertical Holdco GmbH
7.63%, 07/15/2028
(g)
360 390
$ 31,321
Media - 5.99%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,245 1,223
AMC Networks Inc
4.25%, 02/15/2029 2,120 2,120
4.75%, 08/01/2025 830 851
5.00%, 04/01/2024 477 484
Audacy Capital Corp
6.50%, 05/01/2027
(g),(i)
356 367
6.75%, 03/31/2029
(g)
2,000 2,040
Belo Corp
7.25%, 09/15/2027 170 198
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
515 519
4.25%, 02/01/2031
(g)
3,925 4,050
4.50%, 08/15/2030
(g)
4,142 4,349
4.50%, 05/01/2032 3,260 3,411
4.50%, 06/01/2033
(g)
1,900 1,978
4.75%, 03/01/2030
(g)
4,995 5,294
5.00%, 02/01/2028
(g)
5,900 6,186
5.13%, 05/01/2027
(g)
3,334 3,488
5.38%, 06/01/2029
(g)
1,920 2,090
5.50%, 05/01/2026
(g)
1,280 1,323
5.75%, 02/15/2026
(g)
4,061 4,199
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 736
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(g)
1,295 1,330
CSC Holdings LLC
3.38%, 02/15/2031
(g)
1,250 1,187
4.13%, 12/01/2030
(g)
1,640 1,644
4.50%, 11/15/2031
(g)
500 504
4.63%, 12/01/2030
(g)
19,890 19,591
5.00%, 11/15/2031
(g)
500 503
5.25%, 06/01/2024 1,136 1,227
5.38%, 02/01/2028
(g)
1,100 1,162
5.50%, 04/15/2027
(g)
1,436 1,502
5.75%, 01/15/2030
(g)
3,707 3,864
5.88%, 09/15/2022 523 547
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC   (continued)
6.50%, 02/01/2029
(g)
$ 2,959 $ 3,264
7.50%, 04/01/2028
(g)
5,620 6,129
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g),(i)
516 544
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
1,460 847
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,852
5.13%, 06/01/2029
(g)
2,490 2,468
5.88%, 11/15/2024 2,844 3,064
7.38%, 07/01/2028 2,135 2,310
7.75%, 07/01/2026 2,805 3,201
GCI LLC
4.75%, 10/15/2028
(g)
170 177
Gray Television Inc
4.75%, 10/15/2030
(g)
1,065 1,056
5.88%, 07/15/2026
(g)
640 660
7.00%, 05/15/2027
(g)
735 787
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
1,005 1,041
5.25%, 08/15/2027
(g)
991 1,033
6.38%, 05/01/2026 775 818
8.38%, 05/01/2027 1,623 1,727
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
1,100 1,174
Liberty Interactive LLC
8.25%, 02/01/2030 435 496
8.50%, 07/15/2029 326 374
Meredith Corp
6.50%, 07/01/2025
(g)
5 5
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
20 21
Nexstar Media Inc
4.75%, 11/01/2028
(g)
10,407 10,732
5.63%, 07/15/2027
(g)
14,150 14,960
Quebecor Media Inc
5.75%, 01/15/2023 1,285 1,378
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
931 964
6.50%, 09/15/2028
(g)
800 831
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
135 135
5.38%, 01/15/2031
(g)
4,723 4,712
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
4,676 4,840
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
418 416
5.50%, 03/01/2030
(g),(i)
1,000 999
5.88%, 03/15/2026
(g)
270 277
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
768 768
4.00%, 07/15/2028
(g)
8,280 8,542
4.13%, 07/01/2030
(g)
1,550 1,599
4.63%, 07/15/2024
(g)
1,150 1,177
5.00%, 08/01/2027
(g)
2,331 2,436
5.38%, 07/15/2026
(g)
5,475 5,653
5.50%, 07/01/2029
(g)
1,388 1,520
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 4,166
TEGNA Inc
4.63%, 03/15/2028 764 787
4.75%, 03/15/2026
(g)
200 212
5.00%, 09/15/2029 2,315 2,419

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
$ 1,000 $ 1,053
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,600 1,604
5.13%, 02/15/2025
(g)
1,959 1,989
6.63%, 06/01/2027
(g)
2,224 2,391
9.50%, 05/01/2025
(g)
80 87
UPC Holding BV
5.50%, 01/15/2028
(g)
430 453
Urban One Inc
7.38%, 02/01/2028
(g)
5 5
ViacomCBS Inc
6.25%, 02/28/2057
(l)
1,712 1,960
3 Month USD LIBOR + 3.90%
Videotron Ltd
3.63%, 06/15/2029
(g)
1,380 1,415
5.13%, 04/15/2027
(g)
664 692
5.38%, 06/15/2024
(g)
1,017 1,121
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
14,876 15,136
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
525 529
5.50%, 05/15/2029
(g)
1,215 1,298
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
405 412
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
4,855 4,989
6.00%, 01/15/2027
(g)
2,600 2,708
Ziggo BV
4.88%, 01/15/2030
(g)
1,015 1,047
5.50%, 01/15/2027
(g)
7,410 7,682
$ 227,109
Metal Fabrication & Hardware - 0.02%
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
835 845
Mining - 1.93%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(g)
605 653
6.13%, 05/15/2028
(g)
430 470
7.00%, 09/30/2026
(g)
580 605
Arconic Corp
6.00%, 05/15/2025
(g)
565 597
6.13%, 02/15/2028
(g)
17,697 18,848
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(g)
1,000 1,054
Century Aluminum Co
7.50%, 04/01/2028
(g)
12,475 13,317
Coeur Mining Inc
5.13%, 02/15/2029
(g)
895 869
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,306
6.75%, 12/01/2027
(g)
353 378
Constellium SE
3.75%, 04/15/2029
(g)
3,450 3,441
5.63%, 06/15/2028
(g)
1,250 1,332
5.88%, 02/15/2026
(g)
500 513
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
500 544
4.50%, 09/15/2027
(g)
485 529
5.13%, 05/15/2024
(g)
1,242 1,341
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 433
3.88%, 03/15/2023 525 544
4.13%, 03/01/2028 725 759
4.25%, 03/01/2030 485 523
4.38%, 08/01/2028 525 556
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
4.55%, 11/14/2024 $ 590 $ 642
4.63%, 08/01/2030 1,053 1,157
5.00%, 09/01/2027 258 272
5.25%, 09/01/2029 485 535
5.40%, 11/14/2034 1,005 1,278
5.45%, 03/15/2043 1,510 1,941
Hecla Mining Co
7.25%, 02/15/2028 55 60
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
3,345 3,696
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 457
Kaiser Aluminum Corp
4.63%, 03/01/2028
(g)
310 324
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 2
Novelis Corp
4.75%, 01/30/2030
(g)
7,095 7,555
5.88%, 09/30/2026
(g)
1,705 1,769
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g),(i)
335 351
Real Alloy Holding Inc
11.00%, 11/30/2023
(e),(f),(h)
4,697 4,697
$ 73,348
Miscellaneous Manufacturers - 0.26%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 520
Bombardier Inc
7.13%, 06/15/2026
(g)
1,100 1,144
7.45%, 05/01/2034
(g)
200 227
7.50%, 12/01/2024
(g)
900 935
7.50%, 03/15/2025
(g),(i)
1,123 1,144
7.88%, 04/15/2027
(g)
1,755 1,817
FXI Holdings Inc
7.88%, 11/01/2024
(g)
543 557
12.25%, 11/15/2026
(g)
693 788
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 706
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,401
LSB Industries Inc
9.63%, 05/01/2023
(g),(i)
535 553
Trinity Industries Inc
4.55%, 10/01/2024 230 244
$ 10,036
Office & Business Equipment - 0.18%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 1,090 1,094
4.13%, 05/01/2025 300 311
4.25%, 04/01/2028 485 504
5.50%, 12/01/2024 920 1,013
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
120 127
7.25%, 03/15/2029
(g)
1,354 1,452
Xerox Corp
3.80%, 05/15/2024 215 225
4.38%, 03/15/2023 715 747
4.80%, 03/01/2035 350 357
6.75%, 12/15/2039 280 315
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
430 458
5.50%, 08/15/2028
(g)
250 264
$ 6,867

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 6.04%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
$ 750 $ 802
Antero Resources Corp
5.00%, 03/01/2025
(i)
450 458
7.63%, 02/01/2029
(g)
480 526
8.38%, 07/15/2026
(g)
480 543
Apache Corp
4.25%, 01/15/2030 755 787
4.25%, 01/15/2044 645 632
4.38%, 10/15/2028 423 448
4.63%, 11/15/2025 376 404
4.75%, 04/15/2043 954 980
4.88%, 11/15/2027 2,910 3,128
5.10%, 09/01/2040 1,570 1,684
5.25%, 02/01/2042 815 876
5.35%, 07/01/2049 765 806
6.00%, 01/15/2037 735 845
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 929
9.00%, 11/01/2027
(g)
479 656
Baytex Energy Corp
5.63%, 06/01/2024
(g)
438 437
8.75%, 04/01/2027
(g)
100 100
California Resources Corp
7.13%, 02/01/2026
(g)
30 31
Callon Petroleum Co
6.13%, 10/01/2024 195 182
6.38%, 07/01/2026 665 595
8.25%, 07/15/2025 1,000 940
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.75%, 04/15/2023 365 361
9.25%, 07/15/2024
(g)
580 632
11.00%, 04/15/2025
(g)
440 487
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
150 144
6.88%, 04/01/2027
(g),(i)
200 197
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
1,500 1,564
5.88%, 02/01/2029
(g)
900 956
CNX Resources Corp
6.00%, 01/15/2029
(g)
520 551
7.25%, 03/14/2027
(g)
525 559
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(g)
3,750 3,891
Comstock Resources Inc
5.88%, 01/15/2030
(g)
4,025 4,049
6.75%, 03/01/2029
(g)
2,675 2,795
7.50%, 05/15/2025
(g)
605 626
Continental Resources Inc/OK
3.80%, 06/01/2024 1,395 1,463
4.38%, 01/15/2028 825 914
4.50%, 04/15/2023 541 563
4.90%, 06/01/2044 550 635
5.75%, 01/15/2031
(g)
1,305 1,573
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
1,950 2,035
5.63%, 10/15/2025
(g)
1,354 1,388
CVR Energy Inc
5.25%, 02/15/2025
(g)
385 374
5.75%, 02/15/2028
(g),(i)
300 291
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
$ 917 $ 946
5.75%, 01/30/2028
(g)
850 889
6.63%, 07/15/2025
(g)
485 513
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
620 567
EQT Corp
3.00%, 10/01/2022 588 596
3.90%, 10/01/2027 1,675 1,815
5.00%, 01/15/2029 365 413
7.63%, 02/01/2025 1,000 1,155
8.50%, 02/01/2030 1,175 1,543
Global Marine Inc
7.00%, 06/01/2028 1,500 1,015
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g)
1,120 1,131
5.75%, 02/01/2029
(g)
3,190 3,248
6.00%, 02/01/2031
(g)
4,945 5,161
6.25%, 11/01/2028
(g)
385 402
Indigo Natural Resources LLC
5.38%, 02/01/2029
(g)
700 730
Laredo Petroleum Inc
9.50%, 01/15/2025 1,800 1,850
10.13%, 01/15/2028 800 842
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
374 381
Matador Resources Co
5.88%, 09/15/2026 1,050 1,067
MEG Energy Corp
5.88%, 02/01/2029
(g)
8,920 9,210
6.50%, 01/15/2025
(g)
637 657
7.13%, 02/01/2027
(g)
7,705 8,085
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
709 635
10.50%, 05/15/2027
(g)
410 394
Murphy Oil Corp
5.75%, 08/15/2025 336 343
6.37%, 12/01/2042 245 244
6.38%, 07/15/2028 1,295 1,369
6.88%, 08/15/2024 90 92
Nabors Industries Inc
5.75%, 02/01/2025 595 506
9.00%, 02/01/2025
(g)
15 15
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
1,080 1,010
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 813
Oasis Petroleum Inc
6.38%, 06/01/2026
(g)
965 999
Occidental Petroleum Corp
3.00%, 02/15/2027 7,941 7,881
3.20%, 08/15/2026 1,625 1,613
3.40%, 04/15/2026 1,225 1,237
3.45%, 07/15/2024 200 202
3.50%, 06/15/2025 660 672
3.50%, 08/15/2029 4,725 4,714
4.20%, 03/15/2048 1,410 1,350
4.30%, 08/15/2039 1,000 991
4.40%, 04/15/2046 1,925 1,889
4.40%, 08/15/2049 95 92
4.50%, 07/15/2044 1,090 1,074
4.63%, 06/15/2045 1,146 1,150
5.50%, 12/01/2025 780 858
5.55%, 03/15/2026 975 1,067
5.88%, 09/01/2025 700 776

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
6.13%, 01/01/2031 $ 5,441 $ 6,428
6.20%, 03/15/2040 1,555 1,800
6.38%, 09/01/2028 2,020 2,353
6.45%, 09/15/2036 22,941 27,698
6.60%, 03/15/2046 2,555 3,143
6.63%, 09/01/2030 3,480 4,246
6.95%, 07/01/2024 535 597
7.15%, 05/15/2028 235 271
7.50%, 05/01/2031 1,659 2,107
7.88%, 09/15/2031 545 709
7.95%, 06/15/2039 740 962
8.50%, 07/15/2027 400 499
8.88%, 07/15/2030 6,035 8,142
Ovintiv Exploration Inc
5.38%, 01/01/2026 745 841
5.63%, 07/01/2024 970 1,074
Ovintiv Inc
5.15%, 11/15/2041 460 505
6.50%, 08/15/2034 1,295 1,727
6.50%, 02/01/2038 605 823
6.63%, 08/15/2037 585 795
7.20%, 11/01/2031 980 1,310
7.38%, 11/01/2031 1,090 1,473
8.13%, 09/15/2030 940 1,294
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
225 223
Parkland Corp/Canada
4.50%, 10/01/2029
(g)
900 926
5.88%, 07/15/2027
(g)
640 682
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 443
5.15%, 11/15/2029 1,255 1,297
PBF Holding Co LLC / PBF Finance Corp
7.25%, 06/15/2025 874 524
9.25%, 05/15/2025
(g)
725 663
PDC Energy Inc
5.75%, 05/15/2026 560 579
6.13%, 09/15/2024 495 504
Precision Drilling Corp
7.13%, 01/15/2026
(g)
550 567
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 730
5.13%, 10/06/2024
(g)
400 401
Range Resources Corp
4.88%, 05/15/2025 550 570
5.00%, 03/15/2023 465 481
8.25%, 01/15/2029
(g)
435 482
9.25%, 02/01/2026 750 814
SM Energy Co
5.63%, 06/01/2025 90 88
6.75%, 09/15/2026 375 372
10.00%, 01/15/2025
(g)
351 391
Southwestern Energy Co
6.45%, 01/23/2025 685 750
7.75%, 10/01/2027 90 97
8.38%, 09/15/2028 600 669
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,050 1,074
5.50%, 02/15/2026 600 617
5.88%, 03/15/2028 7,816 8,226
6.00%, 04/15/2027 1,815 1,894
Talos Production Inc
12.00%, 01/15/2026 3,665 3,819
Teine Energy Ltd
6.88%, 04/15/2029
(g)
6,375 6,470
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
553 524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Inc
7.50%, 01/15/2026
(g)
$ 467 $ 362
8.00%, 02/01/2027
(g)
635 468
11.50%, 01/30/2027
(g)
510 507
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
410 405
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
420 410
Transocean Sentry Ltd
5.38%, 05/15/2023
(g)
368 346
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 352
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 180
Vine Energy Holdings LLC
6.75%, 04/15/2029
(g)
4,700 4,900
W&T Offshore Inc
9.75%, 11/01/2023
(g)
645 619
$ 229,262
Oil & Gas Services - 0.26%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 1,005
6.88%, 04/01/2027
(g)
435 457
Bristow Group Inc
6.88%, 03/01/2028
(g)
100 103
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 485
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
500 546
Oceaneering International Inc
4.65%, 11/15/2024 113 112
6.00%, 02/01/2028 225 226
TechnipFMC PLC
6.50%, 02/01/2026
(g)
900 965
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(k),(m)
359 13
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
338 342
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
452 447
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 962 1,008
6.88%, 09/01/2027 270 285
Weatherford International Ltd
8.75%, 09/01/2024
(g)
630 655
11.00%, 12/01/2024
(g)
2,695 2,789
Welltec A/S
9.50%, 12/01/2022
(g)
335 332
$ 9,770
Packaging & Containers - 2.94%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(h),(k)
961 1,014
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
3,050 3,054
4.00%, 09/01/2029
(g)
2,915 2,918
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
1,680 1,735
5.25%, 04/30/2025
(g)
795 830
5.25%, 08/15/2027
(g)
1,570 1,603
5.25%, 08/15/2027
(g)
810 827
6.00%, 02/15/2025
(g)
2,000 2,062

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ball Corp
2.88%, 08/15/2030 $ 1,065 $ 1,054
4.00%, 11/15/2023 830 880
4.88%, 03/15/2026 1,140 1,274
5.25%, 07/01/2025 746 841
Berry Global Inc
4.50%, 02/15/2026
(g)
296 302
5.63%, 07/15/2027
(g)
3,400 3,578
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
1,740 1,831
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,074
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 338
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 804
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 828
7.88%, 07/15/2026
(g)
560 583
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
2,675 2,852
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
980 992
3.50%, 03/01/2029
(g)
1,555 1,545
4.88%, 11/15/2022 363 378
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
7,830 8,143
LABL Inc
6.75%, 07/15/2026
(g)
2,435 2,584
10.50%, 07/15/2027
(g)
770 847
Matthews International Corp
5.25%, 12/01/2025
(g)
265 272
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,179 1,186
7.25%, 04/15/2025
(g)
1,280 1,249
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 219
6.38%, 08/15/2025
(g)
83 93
Pactiv LLC
7.95%, 12/15/2025 435 489
8.38%, 04/15/2027
(i)
830 951
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
17,102 17,456
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
4.00%, 10/15/2027
(g)
1,445 1,443
Sealed Air Corp
4.00%, 12/01/2027
(g)
230 246
4.88%, 12/01/2022
(g)
320 332
5.13%, 12/01/2024
(g)
80 87
5.25%, 04/01/2023
(g)
385 405
5.50%, 09/15/2025
(g)
872 968
6.88%, 07/15/2033
(g)
355 454
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 1,053
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
17,774 18,196
9.25%, 08/01/2024
(g)
6,247 6,583
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,281 13,879
8.50%, 08/15/2027
(g)
1,030 1,107
$ 111,439
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.69%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
$ 290 $ 304
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,330 2,520
9.25%, 04/01/2026
(g)
2,670 2,890
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
4,218 4,023
5.00%, 02/15/2029
(g)
2,520 2,381
5.25%, 01/30/2030
(g)
9,097 8,562
5.25%, 02/15/2031
(g),(i)
2,946 2,762
5.50%, 11/01/2025
(g)
1,810 1,848
5.75%, 08/15/2027
(g)
900 947
6.13%, 04/15/2025
(g)
3,322 3,391
6.25%, 02/15/2029
(g)
2,780 2,766
7.00%, 01/15/2028
(g)
4,450 4,673
7.25%, 05/30/2029
(g)
1,430 1,480
9.00%, 12/15/2025
(g)
1,470 1,569
Elanco Animal Health Inc
5.27%, 08/28/2023 1,300 1,391
5.90%, 08/28/2028 1,135 1,357
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
543 367
9.50%, 07/31/2027
(g),(i)
1,335 1,339
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(g)
795 790
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,500 1,629
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 928
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(g)
7,700 7,931
Owens & Minor Inc
4.50%, 03/31/2029
(g)
555 569
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
800 836
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,725 1,760
Prestige Brands Inc
3.75%, 04/01/2031
(g)
4,915 4,859
5.13%, 01/15/2028
(g)
395 417
$ 64,289
Pipelines - 4.78%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(g)
299 333
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
2,900 2,978
5.75%, 03/01/2027
(g)
2,300 2,369
5.75%, 01/15/2028
(g)
4,050 4,232
7.88%, 05/15/2026
(g)
1,985 2,198
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
200 207
7.63%, 12/15/2025
(g)
210 226
Buckeye Partners LP
4.13%, 03/01/2025
(g)
500 518
4.13%, 12/01/2027 730 745
4.15%, 07/01/2023 495 511
4.35%, 10/15/2024 295 309
4.50%, 03/01/2028
(g)
4,850 4,923
5.60%, 10/15/2044 3,121 3,080
5.85%, 11/15/2043 3,120 3,136
6.37%, 01/22/2078
(l)
355 328
3 Month USD LIBOR + 4.02%

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Inc
4.63%, 10/15/2028 $ 2,020 $ 2,129
Cheniere Energy Partners LP
4.00%, 03/01/2031
(g)
385 407
4.50%, 10/01/2029 1,669 1,800
5.63%, 10/01/2026 1,175 1,213
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
305 315
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
12,125 12,580
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
568 581
5.75%, 04/01/2025 424 434
6.00%, 02/01/2029
(g)
2,185 2,272
DCP Midstream Operating LP
3.88%, 03/15/2023 458 470
5.13%, 05/15/2029 450 501
5.38%, 07/15/2025 414 457
5.60%, 04/01/2044 400 459
5.85%, 05/21/2043
(g),(l)
675 624
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
560 672
6.75%, 09/15/2037
(g)
315 388
8.13%, 08/16/2030 220 293
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 677
7.13%, 06/01/2028
(g)
1,376 1,431
DT Midstream Inc
4.13%, 06/15/2029
(g)
3,875 3,974
4.38%, 06/15/2031
(g)
10,350 10,738
EnLink Midstream LLC
5.38%, 06/01/2029 224 233
5.63%, 01/15/2028
(g)
957 1,013
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 568
4.40%, 04/01/2024 450 473
4.85%, 07/15/2026 280 293
5.05%, 04/01/2045 250 231
5.45%, 06/01/2047 77 75
5.60%, 04/01/2044 193 188
EQM Midstream Partners LP
4.00%, 08/01/2024 639 654
4.13%, 12/01/2026 828 836
4.50%, 01/15/2029
(g)
80 81
4.75%, 07/15/2023 336 350
4.75%, 01/15/2031
(g)
7,615 7,748
5.50%, 07/15/2028 923 999
6.50%, 07/01/2027
(g)
946 1,062
6.50%, 07/15/2048 490 538
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 664
6.25%, 05/15/2026 375 369
6.50%, 10/01/2025 701 696
7.75%, 02/01/2028 890 899
8.00%, 01/15/2027 5,360 5,526
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 100 105
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
5,551 5,935
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
1,041 1,083
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
$ 5,485 $ 5,560
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
1,500 1,515
6.75%, 09/15/2025
(g)
12,441 12,691
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(g)
1,850 1,901
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025
(i)
1,076 915
7.50%, 11/01/2023 479 456
7.50%, 04/15/2026 85 72
NuStar Logistics LP
5.63%, 04/28/2027 7,183 7,756
5.75%, 10/01/2025 1,605 1,749
6.00%, 06/01/2026 640 691
6.38%, 10/01/2030 200 222
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023
(i)
608 589
Rattler Midstream LP
5.63%, 07/15/2025
(g)
605 631
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
1,900 1,940
4.80%, 05/15/2030
(g)
4,240 4,313
4.95%, 07/15/2029
(g)
1,304 1,343
6.88%, 04/15/2040
(g)
500 526
7.50%, 07/15/2038
(g)
630 699
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 509
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 09/15/2024
(g)
290 294
5.50%, 01/15/2028
(g)
872 892
6.00%, 03/01/2027
(g)
500 516
6.00%, 12/31/2030
(g)
350 368
7.50%, 10/01/2025
(g)
615 667
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(g)
1,035 1,070
4.88%, 02/01/2031
(g)
4,900 5,299
5.00%, 01/15/2028 735 773
5.38%, 02/01/2027 484 502
5.50%, 03/01/2030 965 1,063
5.88%, 04/15/2026 725 759
6.50%, 07/15/2027 785 853
6.88%, 01/15/2029 650 730
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g),(j)
5,100 5,208
4.13%, 08/15/2031
(g),(j)
6,050 6,264
Western Midstream Operating LP
3.95%, 06/01/2025 730 753
4.35%, 02/01/2025 1,350 1,414
4.50%, 03/01/2028 807 868
4.65%, 07/01/2026 735 788
4.75%, 08/15/2028 845 917
5.30%, 02/01/2030 1,315 1,476
5.30%, 03/01/2048 3,500 3,858
5.45%, 04/01/2044 1,285 1,442
6.50%, 02/01/2050 1,199 1,410
$ 181,389
Real Estate - 0.24%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 1,032

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
$ 1,236 $ 1,295
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 572
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,145 1,134
5.38%, 08/01/2028
(g)
910 963
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 691
5.00%, 03/01/2031 598 613
Newmark Group Inc
6.13%, 11/15/2023 517 560
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g)
845 879
9.38%, 04/01/2027
(g)
870 962
WeWork Cos Inc
7.88%, 05/01/2025
(g)
545 556
$ 9,257
REITs - 1.77%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
806 836
Diversified Healthcare Trust
4.38%, 03/01/2031 600 586
9.75%, 06/15/2025 1,035 1,142
EPR Properties
3.75%, 08/15/2029 545 553
4.50%, 04/01/2025 850 905
4.50%, 06/01/2027
(i)
775 825
4.75%, 12/15/2026 565 609
4.95%, 04/15/2028 735 795
5.25%, 07/15/2023 600 634
FelCor Lodging LP
6.00%, 06/01/2025 100 102
GEO Group Inc/The
5.13%, 04/01/2023 640 602
5.88%, 10/15/2024
(i)
195 174
6.00%, 04/15/2026
(i)
1,285 1,046
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
3,845 3,896
3.75%, 09/15/2030
(g)
25 25
6.00%, 04/15/2025
(g)
80 84
Iron Mountain Inc
4.50%, 02/15/2031
(g)
895 915
4.88%, 09/15/2027
(g)
1,886 1,954
4.88%, 09/15/2029
(g)
1,220 1,278
5.25%, 03/15/2028
(g)
1,056 1,104
5.25%, 07/15/2030
(g)
2,287 2,437
5.63%, 07/15/2032
(g)
1,075 1,163
iStar Inc
4.75%, 10/01/2024 1,000 1,060
5.50%, 02/15/2026 647 676
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(g)
294 298
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(g)
665 681
4.50%, 09/01/2026 888 946
4.63%, 06/15/2025
(g)
645 685
5.63%, 05/01/2024 830 898
5.75%, 02/01/2027 605 676
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 $ 557 $ 571
4.63%, 08/01/2029 835 899
5.00%, 10/15/2027 2,215 2,345
5.25%, 08/01/2026 120 123
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,620 1,656
5.88%, 10/01/2028
(g)
1,730 1,847
7.50%, 06/01/2025
(g)
525 569
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 365 378
SBA Communications Corp
3.13%, 02/01/2029
(g)
2,915 2,863
3.88%, 02/15/2027 1,325 1,366
4.88%, 09/01/2024 1,950 1,971
Service Properties Trust
3.95%, 01/15/2028 715 670
4.35%, 10/01/2024 1,025 1,032
4.38%, 02/15/2030 720 673
4.50%, 06/15/2023 750 767
4.50%, 03/15/2025 645 643
4.65%, 03/15/2024
(i)
840 855
4.75%, 10/01/2026 740 726
4.95%, 02/15/2027 415 408
4.95%, 10/01/2029 340 330
5.00%, 08/15/2022 745 755
5.25%, 02/15/2026 650 655
5.50%, 12/15/2027
(i)
465 496
7.50%, 09/15/2025 1,000 1,128
Starwood Property Trust Inc
4.75%, 03/15/2025 406 428
5.50%, 11/01/2023
(g)
225 236
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
590 606
7.88%, 02/15/2025
(g)
3,099 3,300
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.50%, 02/15/2029
(g)
2,485 2,519
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
550 560
3.75%, 02/15/2027
(g)
3,969 4,084
4.13%, 08/15/2030
(g)
703 739
4.25%, 12/01/2026
(g)
1,665 1,732
4.63%, 12/01/2029
(g)
1,035 1,107
XHR LP
6.38%, 08/15/2025
(g)
385 411
$ 67,033
Retail - 3.81%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
605 610
4.00%, 10/15/2030
(g)
6,657 6,639
4.38%, 01/15/2028
(g)
3,755 3,807
5.75%, 04/15/2025
(g)
375 395
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 434
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 114
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
215 237
Asbury Automotive Group Inc
4.75%, 03/01/2030 78 83
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(h),(k)
400 402

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bed Bath & Beyond Inc
3.75%, 08/01/2024
(i)
$ 90 $ 93
4.92%, 08/01/2034
(i)
91 88
5.17%, 08/01/2044 441 419
Brinker International Inc
3.88%, 05/15/2023 780 805
5.00%, 10/01/2024
(g)
235 249
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
5.63%, 10/01/2025
(g)
415 430
5.88%, 10/01/2028
(g)
500 530
eG Global Finance PLC
6.75%, 02/07/2025
(g)
605 619
8.50%, 10/30/2025
(g)
515 539
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
1,085 1,071
FirstCash Inc
4.63%, 09/01/2028
(g)
715 743
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
1,000 983
Gap Inc/The
8.38%, 05/15/2023
(g)
405 453
8.63%, 05/15/2025
(g)
1,220 1,333
8.88%, 05/15/2027
(g)
810 935
Golden Nugget Inc
6.75%, 10/15/2024
(g)
1,871 1,876
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
570 585
Guitar Center Inc
8.50%, 01/15/2026
(g),(i)
310 331
IRB Holding Corp
6.75%, 02/15/2026
(g)
3,140 3,226
7.00%, 06/15/2025
(g)
6,580 7,007
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
30 31
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
717 749
L Brands Inc
5.25%, 02/01/2028 288 324
6.63%, 10/01/2030
(g)
870 1,003
6.75%, 07/01/2036 506 645
6.88%, 11/01/2035 744 957
6.95%, 03/01/2033 320 390
7.50%, 06/15/2029 358 415
7.60%, 07/15/2037 53 68
9.38%, 07/01/2025
(g)
710 920
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
7,503 7,518
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
2,875 2,942
Lithia Motors Inc
3.88%, 06/01/2029
(g)
1,945 2,048
4.38%, 01/15/2031
(g)
476 519
4.63%, 12/15/2027
(g)
586 623
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
11,925 12,462
Macy's Inc
8.38%, 06/15/2025
(g)
1,085 1,183
Macy's Retail Holdings LLC
2.88%, 02/15/2023 700 704
3.63%, 06/01/2024
(i)
129 132
4.30%, 02/15/2043 265 217
4.50%, 12/15/2034 485 449
5.13%, 01/15/2042 265 242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Macy’s Retail Holdings LLC   (continued)
5.88%, 04/01/2029
(g),(i)
$ 1,760 $ 1,857
6.38%, 03/15/2037 600 606
6.70%, 07/15/2034
(g)
550 589
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 237
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
1,870 1,865
4.75%, 09/15/2029 500 530
5.63%, 05/01/2027 695 732
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(g)
1,500 1,601
Park River Holdings Inc
5.63%, 02/01/2029
(g)
400 392
6.75%, 08/01/2029
(g)
6,050 6,095
Party City Holdings Inc
8.75%, 02/15/2026
(g)
414 438
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,645 1,708
7.75%, 02/15/2029
(g)
1,275 1,398
QVC Inc
4.38%, 03/15/2023 1,015 1,067
4.38%, 09/01/2028 440 452
4.45%, 02/15/2025 920 987
4.75%, 02/15/2027 900 965
4.85%, 04/01/2024 910 986
5.45%, 08/15/2034 850 901
5.95%, 03/15/2043 810 838
Rite Aid Corp
7.50%, 07/01/2025
(g)
565 567
7.70%, 02/15/2027
(i)
180 167
8.00%, 11/15/2026
(g)
1,275 1,280
Sonic Automotive Inc
6.13%, 03/15/2027 801 834
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
13,372 14,074
SRS Distribution Inc
4.63%, 07/01/2028
(g)
4,220 4,304
6.13%, 07/01/2029
(g)
580 593
Staples Inc
7.50%, 04/15/2026
(g)
2,352 2,387
10.75%, 04/15/2027
(g)
2,515 2,440
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
7,247 7,528
5.88%, 03/01/2027 523 548
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 709
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
9,680 10,334
Yum! Brands Inc
3.63%, 03/15/2031 850 867
3.88%, 11/01/2023 275 291
4.63%, 01/31/2032 2,045 2,196
4.75%, 01/15/2030
(g)
800 876
5.35%, 11/01/2043 408 444
6.88%, 11/15/2037 300 385
$ 144,648
Semiconductors - 0.15%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 537
ams AG
7.00%, 07/31/2025
(g)
365 391
Entegris Inc
4.38%, 04/15/2028
(g)
880 924

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Microchip Technology Inc
4.25%, 09/01/2025 $ 1,590 $ 1,675
Qorvo Inc
3.38%, 04/01/2031
(g)
658 683
4.38%, 10/15/2029 1,360 1,481
Synaptics Inc
4.00%, 06/15/2029
(g)
15 15
$ 5,706
Software - 2.38%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,348
Ascend Learning LLC
6.88%, 08/01/2025
(g)
5,443 5,545
6.88%, 08/01/2025
(g)
5,615 5,721
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
1,515 1,518
Blackboard Inc
10.38%, 11/15/2024
(g),(i)
365 381
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,085 1,157
9.13%, 03/01/2026
(g)
650 680
BY Crown Parent LLC
7.38%, 10/15/2024
(g)
700 712
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(g)
605 635
Camelot Finance SA
4.50%, 11/01/2026
(g)
705 735
Castle US Holding Corp
9.50%, 02/15/2028
(g)
110 115
CDK Global Inc
4.88%, 06/01/2027 984 1,037
5.00%, 10/15/2024 266 293
5.25%, 05/15/2029
(g)
650 707
Clarivate Science Holdings Corp
3.88%, 06/30/2028
(g)
4,800 4,840
4.88%, 06/30/2029
(g)
8,725 8,787
Donnelley Financial Solutions Inc
8.25%, 10/15/2024 740 766
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(g)
356 377
10.25%, 02/15/2027
(g)
365 398
Fair Isaac Corp
4.00%, 06/15/2028
(g)
246 257
5.25%, 05/15/2026
(g)
1,140 1,297
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
90 102
J2 Global Inc
4.63%, 10/15/2030
(g)
1,300 1,381
MSCI Inc
3.63%, 09/01/2030
(g)
300 315
3.88%, 02/15/2031
(g)
1,810 1,923
4.00%, 11/15/2029
(g)
825 880
5.38%, 05/15/2027
(g)
650 690
Nuance Communications Inc
5.63%, 12/15/2026 430 448
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,853
5.88%, 06/01/2026
(g)
1,584 1,636
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,785 1,843
Playtika Holding Corp
4.25%, 03/15/2029
(g)
11,133 11,105
PTC Inc
3.63%, 02/15/2025
(g)
220 226
4.00%, 02/15/2028
(g)
381 394
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
$ 1,710 $ 1,646
5.38%, 12/01/2028
(g),(i)
230 234
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
16,920 17,907
Twilio Inc
3.63%, 03/15/2029 196 201
3.88%, 03/15/2031 132 138
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,030 2,101
10.50%, 02/01/2024
(g)
789 804
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
5,178 5,187
$ 90,320
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 323
Telecommunications - 5.73%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,450 1,430
10.50%, 05/15/2027
(g)
2,050 2,255
Altice France SA/France
5.13%, 01/15/2029
(g)
1,355 1,365
5.13%, 07/15/2029
(g)
3,740 3,768
5.50%, 01/15/2028
(g)
1,100 1,128
7.38%, 05/01/2026
(g)
2,015 2,096
8.13%, 02/01/2027
(g)
1,815 1,965
Avaya Inc
6.13%, 09/15/2028
(g)
1,090 1,166
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
1,230 1,256
8.00%, 10/15/2025
(g)
955 1,003
CommScope Inc
5.50%, 03/01/2024
(g)
775 797
6.00%, 03/01/2026
(g)
10,520 10,967
7.13%, 07/01/2028
(g)
425 458
8.25%, 03/01/2027
(g)
2,820 2,986
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
4,840 4,897
6.00%, 06/15/2025
(g)
11,045 11,211
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
9,835 10,339
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
915 920
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 127
Embarq Corp
8.00%, 06/01/2036 1,067 1,195
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
2,080 2,152
5.88%, 10/15/2027
(g)
1,550 1,656
6.75%, 05/01/2029
(g)
1,235 1,315
Frontier Florida LLC
6.86%, 02/01/2028 1,340 1,465
GTT Communications Inc
7.88%, 12/31/2024
(g)
16,390 1,557
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,045 1,168
6.63%, 08/01/2026 715 804
Intrado Corp
8.50%, 10/15/2025
(g)
1,171 1,139
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 436
USD Swap Semi-Annual 10 Year + 5.21%

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
$ 1,100 $ 1,069
3.75%, 07/15/2029
(g)
800 784
4.25%, 07/01/2028
(g)
1,075 1,095
4.63%, 09/15/2027
(g)
825 857
5.25%, 03/15/2026 795 821
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(g),(h),(k)
3,562 3,500
LogMeIn Inc
5.50%, 09/01/2027
(g)
710 736
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,100 1,130
4.50%, 01/15/2029
(g)
560 550
5.13%, 12/15/2026
(g)
950 987
5.63%, 04/01/2025 345 376
6.88%, 01/15/2028 202 229
7.50%, 04/01/2024 1,035 1,164
7.60%, 09/15/2039 422 481
7.65%, 03/15/2042 580 655
Nokia Oyj
4.38%, 06/12/2027 410 452
6.63%, 05/15/2039 573 785
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,563
8.75%, 03/15/2032 2,623 4,043
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,345
Sprint Corp
7.13%, 06/15/2024 2,133 2,452
7.63%, 02/15/2025 1,764 2,079
7.63%, 03/01/2026 1,319 1,611
7.88%, 09/15/2023 4,181 4,730
Switch Ltd
3.75%, 09/15/2028
(g)
2,625 2,685
4.13%, 06/15/2029
(g)
3,250 3,348
Telecom Italia Capital SA
6.00%, 09/30/2034 1,809 2,076
6.38%, 11/15/2033 905 1,070
7.20%, 07/18/2036 1,972 2,519
7.72%, 06/04/2038 550 738
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,555 1,686
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
95 87
6.50%, 10/15/2027
(g)
445 377
T-Mobile USA Inc
2.25%, 02/15/2026 885 895
2.63%, 04/15/2026 2,040 2,088
3.38%, 04/15/2029 2,110 2,197
3.50%, 04/15/2031 2,215 2,323
4.75%, 02/01/2028 1,320 1,403
5.38%, 04/15/2027 731 774
Trilogy International South Pacific LLC / TISP
Finance Inc
8.88%, 05/15/2023
(g),(i)
704 698
United States Cellular Corp
6.70%, 12/15/2033 500 621
VEON Holdings BV
3.38%, 11/25/2027
(g)
1,465 1,477
4.00%, 04/09/2025
(g)
1,230 1,294
Viasat Inc
5.63%, 09/15/2025
(g)
23,646 24,054
5.63%, 04/15/2027
(g)
4,575 4,752
6.50%, 07/15/2028
(g)
4,320 4,574
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
3,815 3,777
4.75%, 07/15/2031
(g)
10,425 10,646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
3.25%, 06/04/2081
(l)
$ 500 $ 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(l)
1,000 1,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(l)
1,000 1,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(l)
2,150 2,671
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,935 1,974
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
11,800 11,741
6.13%, 03/01/2028
(g)
13,700 13,942
$ 217,546
Toys, Games & Hobbies - 0.08%
Mattel Inc
3.15%, 03/15/2023 1,000 1,020
3.75%, 04/01/2029
(g)
150 159
5.45%, 11/01/2041 810 954
5.88%, 12/15/2027
(g)
550 603
6.20%, 10/01/2040 150 189
$ 2,925
Transportation - 0.16%
Altera Infrastructure LP/Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(g)
1,230 1,127
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
545 557
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g)
322 322
Teekay Corp
9.25%, 11/15/2022
(g)
250 258
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
615 658
Western Global Airlines LLC
10.38%, 08/15/2025
(g)
215 242
XPO CNW Inc
6.70%, 05/01/2034 237 284
XPO Logistics Inc
6.13%, 09/01/2023
(g)
96 96
6.25%, 05/01/2025
(g)
910 966
6.75%, 08/15/2024
(g)
1,399 1,452
$ 5,962
Trucking & Leasing - 0.09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 429
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(g)
970 1,006
6.50%, 10/01/2025
(g)
1,160 1,202
9.75%, 08/01/2027
(g)
825 941
$ 3,578
TOTAL BONDS $ 3,231,547
SENIOR FLOATING RATE INTERESTS
- 11.59%
Principal
Amount (000's) Value (000's)
Airlines - 0.22%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
$ 3,975 $ 4,081
1 Month USD LIBOR + 4.75%
Air Canada
0.00%, 07/27/2028
(n),(o)
850 852

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.50%, 04/14/2028
(n)
$ 3,317 $ 3,318
1 Month USD LIBOR + 3.75%
$ 8,251
Automobile Parts & Equipment - 0.69%
Dexko Global Inc
9.25%, 07/24/2025
(n)
13,518 13,518
3 Month USD LIBOR + 8.25%
First Brands Group LLC
6.00%, 03/24/2027
(n)
6,468 6,530
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(n)
6,000 6,045
1 Month USD LIBOR + 8.50%
$ 26,093
Building Materials - 0.19%
CP Atlas Buyer Inc
4.25%, 11/23/2027
(n)
1,671 1,662
1 Month USD LIBOR + 3.75%
Generation Brands
0.00%, 06/29/2029
(n),(o)
2,670 2,690
0.00%, 06/29/2029
(n),(o)
2,900 2,922
$ 7,274
Chemicals - 0.40%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
4,040 4,047
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(n)
10,995 11,022
1 Month USD LIBOR + 7.75%
$ 15,069
Commercial Services - 1.57%
Cast & Crew Payroll LLC
3.85%, 01/16/2026
(n)
1,443 1,430
1 Month USD LIBOR + 3.75%
CoreCivic Inc
5.50%, 12/12/2024
(n)
2,897 2,844
1 Month USD LIBOR + 4.50%
KUEHG Corp
4.75%, 02/21/2025
(n)
9,435 9,224
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(n)
12,738 12,404
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/13/2025
(n)
11,246 10,977
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(n)
6,500 6,424
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.84%, 09/27/2024
(n)
3,011 3,000
3 Month USD LIBOR + 2.75%
Rent-A-Center Inc/TX
4.75%, 01/17/2028
(n)
2,195 2,199
1 Month USD LIBOR + 4.00%
Revint Intermediate II LLC
5.75%, 10/15/2027
(n)
4,439 4,457
1 Month USD LIBOR + 5.00%
RGL Holdings LLC
5.00%, 06/30/2028
(n)
2,365 2,359
3 Month USD LIBOR + 4.25%
8.25%, 07/02/2029
(n)
4,310 4,256
3 Month USD LIBOR + 7.50%
$ 59,574
Distribution & Wholesale - 0.20%
American Tire Distributors Inc
7.00%, 09/01/2023
(n)
2,297 2,290
3 Month USD LIBOR + 6.00%
8.50%, 09/03/2024
(n)
1,493 1,491
3 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Infinite Bidco LLC
7.50%, 02/24/2029
(n)
$ 3,930 $ 3,950
1 Month USD LIBOR + 7.00%
$ 7,731
Electronics - 0.43%
Deliver Buyer Inc
5.15%, 05/01/2024
(n)
12,508 12,523
3 Month USD LIBOR + 5.00%
7.25%, 05/01/2024
(n)
3,861 3,875
1 Month USD LIBOR + 6.25%
$ 16,398
Engineering & Construction - 1.18%
Brand Industrial Services Inc
5.25%, 06/21/2024
(n)
14,902 14,605
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(n)
15,575 15,265
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
0.00%, 07/13/2029
(n),(o)
1,820 1,845
0.00%, 07/13/2029
(n),(o)
1,150 1,166
USIC Holdings Inc
4.25%, 05/05/2028
(n)
7,675 7,633
1 Month USD LIBOR + 3.50%
7.25%, 05/07/2029
(n)
4,125 4,166
1 Month USD LIBOR + 6.50%
$ 44,680
Entertainment - 0.46%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(n)
13,386 13,638
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(n)
3,742 3,661
3 Month USD LIBOR + 2.50%
$ 17,299
Environmental Control - 0.24%
Packers Holdings LLC
4.00%, 03/09/2028
(n)
9,016 8,922
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.78%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(n)
5,277 5,114
3 Month USD LIBOR + 3.50%
Cano Health LLC
5.50%, 11/19/2027
(n)
4,839 4,827
1 Month USD LIBOR + 4.25%
GHX Ultimate Parent Corp
4.00%, 06/28/2024
(n)
572 569
3 Month USD LIBOR + 3.25%
National Mentor Holdings Inc
4.50%, 02/18/2028
(n)
4,443 4,433
1 Month USD LIBOR + 3.75%
4.50%, 02/18/2028
(n)
140 139
1 Month USD LIBOR + 3.75%
8.25%, 02/16/2029
(n)
3,475 3,527
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.85%, 06/26/2026
(n)
6,525 6,517
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(n)
4,667 4,661
1 Month USD LIBOR + 4.25%
$ 29,787

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.20%
Tecta America Corp
5.00%, 04/06/2028
(n)
$ 3,275 $ 3,271
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(n)
4,425 4,403
3 Month USD LIBOR + 8.50%
$ 7,674
Insurance - 1.45%
Asurion LLC
0.00%, 01/15/2029
(n),(o)
8,480 8,430
1 Month USD LIBOR + 5.25%
0.00%, 01/15/2029
(n),(o)
12,525 12,450
1 Month USD LIBOR + 5.25%
3.34%, 12/18/2026
(n)
8,317 8,157
1 Month USD LIBOR + 3.25%
3.34%, 07/29/2027
(n)
11,292 11,085
1 Month USD LIBOR + 3.25%
5.35%, 01/29/2028
(n)
14,900 14,815
1 Month USD LIBOR + 5.25%
$ 54,937
Internet - 0.60%
CNT Holdings I Corp
7.50%, 12/16/2028
(n)
6,029 6,119
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.34%, 02/12/2029
(n)
6,100 6,179
1 Month USD LIBOR + 6.25%
Ten-X LLC
5.00%, 09/27/2024
(n)
11,038 10,614
3 Month USD LIBOR + 4.00%
$ 22,912
Investment Companies - 0.25%
Masergy Holdings Inc
8.50%, 12/16/2024
(n)
6,288 6,260
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(n)
3,226 3,218
3 Month USD LIBOR + 7.50%
$ 9,478
Lodging - 0.15%
Caesars Resort Collection LLC
4.60%, 07/20/2025
(n)
5,608 5,608
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.53%
Engineered Machinery Holdings Inc
7.25%, 05/04/2029
(n)
1,610 1,626
1 Month USD LIBOR + 6.50%
7.25%, 05/04/2029
(n)
1,600 1,616
1 Month USD LIBOR + 6.50%
8.25%, 07/25/2025
(n)
16,681 16,697
3 Month USD LIBOR + 7.25%
$ 19,939
Mining - 0.13%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(k),(n)
4,690 4,691
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(e),(n)
375 375
1 Month USD LIBOR + 5.00%
$ 5,066
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(k),(n)
595 571
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.15%
Option Care Health Inc
3.84%, 08/06/2026
(n)
2,935 2,920
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
PetVet Care Centers LLC
4.25%, 02/14/2025
(n)
$ 2,227 $ 2,218
1 Month USD LIBOR + 3.50%
Southern Veterinary Partners LLC
8.75%, 10/02/2028
(n)
500 501
1 Month USD LIBOR + 7.75%
$ 5,639
Software - 1.40%
Applied Systems Inc
6.25%, 09/19/2025
(n)
18,078 18,255
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
4.00%, 07/12/2024
(n)
3,952 3,943
3 Month USD LIBOR + 3.00%
4.75%, 07/12/2024
(n)
1,687 1,689
1 Month USD LIBOR + 3.75%
Genesys Cloud Services Holdings II LLC
4.76%, 10/08/2027
(n)
9,179 9,184
1 Month USD LIBOR + 4.00%
Informatica LLC
7.13%, 02/14/2025
(n)
7,297 7,439
Skopima Merger Sub Inc
7.75%, 04/30/2029
(n)
4,920 4,920
1 Month USD LIBOR + 7.50%
Software Luxembourg Acquisition Sarl
8.50%, 04/27/2025
(n)
158 158
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(n)
2,569 2,566
1 Month USD LIBOR + 3.75%
Sovos Compliance LLC
0.00%, 07/29/2028
(n),(o)
1,791 1,791
UKG Inc
7.50%, 05/03/2027
(n)
3,175 3,221
1 Month USD LIBOR + 6.75%
$ 53,166
Telecommunications - 0.28%
GTT Communications BV
2.50%, PIK 6.00%, 12/31/2021
(k),(n)
870 877
1 Month USD LIBOR + 5.00%
8.48%, 12/28/2021
(n)
1,518 1,530
1 Month USD LIBOR + 5.00%
Intrado Corp
5.00%, 10/10/2024
(n)
8,451 8,233
3 Month USD LIBOR + 4.00%
$ 10,640
Transportation - 0.08%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(n)
2,900 2,893
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 439,601
Total Investments $ 3,822,240
Other Assets and Liabilities -  (0.75)% (28,458)
TOTAL NET ASSETS - 100.00% $ 3,793,782
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18,257 or 0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,389,522 or 62.99% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,282 or 0.46% of net assets.
(j) Security purchased on a when-issued basis.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 19.94%
Consumer, Non-cyclical 16.58%
Communications 14.32%
Financial 12.08%
Energy 11.37%
Industrial 11.36%
Basic Materials 5.27%
Technology 4.92%
Money Market Funds 3.63%
Utilities 1.26%
Diversified 0.02%
Other Assets and Liabilities
(0.75)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,168 $ 1,788,658 $ 1,802,934 $ 130,892
$ 145,168 $ 1,788,658 $ 1,802,934 $ 130,892
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 10/27/2017-01/24/2018 $ 4,690 $ 62 0.00%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.12%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.23%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,166 0.11%
Utex Industries - Warrants 12/03/2020 — — 0.00%
Total $ 17,605 0.46%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/24/2021 EUR 5,570 $ 6,636 $ — $ (26)
Bank of New York Mellon 08/24/2021 $ 6,817 EUR 5,570 207 —
Total $ 207 $ (26)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.36 N/A 5.00% Quarterly 06/20/2026 $ 62,800 $ 5,925 $ (148) $ 5,777
Total $ 5,925 $ (148) $ 5,777
Amounts in thousands.

Schedule of Investments
High Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $62,800.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .92 % Shares Held Value (000's)
Money Market Funds - 1 .92%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,112,370 $ 3,112
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
52,710,700 52,711
$ 55,823
TOTAL INVESTMENT COMPANIES $ 55,823
COMMON STOCKS - 0 .85 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .82%
EP Energy Corp
(d)
161,700 16,008
Mesquite Energy Inc
(d),(e)
15,341 60
Oasis Petroleum Inc 55,691 5,108
Unit Corp
(d)
148,325 2,818
$ 23,994
Retail - 0 .03%
Claire's Holdings LLC
(d)
4,036 746
TOTAL COMMON STOCKS $ 24,740
BONDS - 85 .57%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .63%
SSL Robotics LLC
9.75%, 12/31/2023
(f)
$ 1,783 $ 1,963
TransDigm Inc
4.88%, 05/01/2029
(f)
5,120 5,128
6.25%, 03/15/2026
(f)
12,880 13,508
6.38%, 06/15/2026 5,935 6,135
7.50%, 03/15/2027 3,875 4,105
8.00%, 12/15/2025
(f)
1,065 1,144
Triumph Group Inc
7.75%, 08/15/2025
(g)
11,980 12,040
8.88%, 06/01/2024
(f)
3,088 3,420
$ 47,443
Airlines - 0 .50%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,326 1,300
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,645
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
7,095 7,437
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,311 4,291
$ 14,673
Automobile Manufacturers - 2 .59%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 7,265
Ford Motor Co
8.50%, 04/21/2023 12,895 14,316
9.00%, 04/22/2025 15,580 19,178
9.63%, 04/22/2030 1,225 1,769
Ford Motor Credit Co LLC
3.38%, 11/13/2025 7,735 8,075
4.39%, 01/08/2026 5,025 5,452
4.54%, 08/01/2026 9,495 10,313
5.13%, 06/16/2025 5,430 5,980
Mclaren Finance PLC
7.50%, 08/01/2026
(f),(h)
2,990 3,035
$ 75,383
Automobile Parts & Equipment - 1 .64%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 373 386
6.25%, 03/15/2026 5,205 5,379
6.88%, 07/01/2028
(g)
7,835 8,520
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
4.25%, 09/01/2030 $ 845 $ 878
5.38%, 11/15/2027 9,100 9,623
5.63%, 06/15/2028 5,040 5,423
Tenneco Inc
5.00%, 07/15/2026 1,590 1,568
5.13%, 04/15/2029
(f)
6,535 6,715
7.88%, 01/15/2029
(f)
8,260 9,334
$ 47,826
Banks - 1 .64%
Barclays PLC
5.09%, 06/20/2030
(i)
6,395 7,503
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(i),(j),(k)
6,795 7,449
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 06/15/2022
(i),(j)
7,324 7,522
3 Month USD LIBOR + 3.97%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,610
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(i),(j),(k)
7,955 8,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(i),(j)
7,215 7,467
Secured Overnight Financing Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 1,793 1,932
$ 47,816
Building Materials - 2 .09%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
4,065 4,324
6.75%, 06/01/2027
(f)
5,547 5,935
Griffon Corp
5.75%, 03/01/2028 12,075 12,704
Patrick Industries Inc
4.75%, 05/01/2029
(f)
9,260 9,452
7.50%, 10/15/2027
(f)
5,475 5,954
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
20,925 22,338
$ 60,707
Chemicals - 1 .69%
CF Industries Inc
4.95%, 06/01/2043 3,860 4,755
5.15%, 03/15/2034 4,610 5,716
Consolidated Energy Finance SA
6.50%, 05/15/2026
(f)
10,520 10,638
6.88%, 06/15/2025
(f)
7,475 7,588
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 11,573
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 8,877
$ 49,147
Commercial Services - 1 .74%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
4,565 4,592
Ahern Rentals Inc
7.38%, 05/15/2023
(f),(g)
8,064 7,313
Garda World Security Corp
6.00%, 06/01/2029
(f)
3,205 3,137
9.50%, 11/01/2027
(f)
8,286 9,032
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 3,152
6.25%, 01/15/2028
(f)
11,145 11,631

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
3.88%, 02/15/2031 $ 5,775 $ 5,940
4.88%, 01/15/2028 2,815 2,973
5.25%, 01/15/2030 2,595 2,840
$ 50,610
Computers - 0 .52%
Austin BidCo Inc
7.13%, 12/15/2028
(f)
4,042 4,133
NCR Corp
5.13%, 04/15/2029
(f)
10,655 11,090
$ 15,223
Consumer Products - 0 .61%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 13,338
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
4,335 4,396
$ 17,734
Distribution & Wholesale - 0 .65%
Avient Corp
5.75%, 05/15/2025
(f)
11,475 12,049
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 6,745
$ 18,794
Diversified Financial Services - 3 .15%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
11,870 12,463
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(l),(m)
5,900 4,809
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,605 7,862
6.63%, 03/15/2026 5,245 5,533
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(l),(m)
9,132 9,177
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
8,625 8,563
LPL Holdings Inc
4.00%, 03/15/2029
(f)
12,975 13,170
OneMain Finance Corp
4.00%, 09/15/2030 6,460 6,428
6.63%, 01/15/2028 2,730 3,153
6.88%, 03/15/2025 11,790 13,374
7.13%, 03/15/2026 3,140 3,697
8.88%, 06/01/2025 3,095 3,404
$ 91,633
Electric - 1 .41%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
9,910 10,504
Elwood Energy LLC
8.16%, 07/05/2026 3,699 3,967
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
7,190 7,560
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
7,160 7,391
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 11,690
$ 41,112
Electrical Components & Equipment - 0 .28%
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,235 1,327
7.25%, 06/15/2028
(f)
6,165 6,862
$ 8,189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .88%
Imola Merger Corp
4.75%, 05/15/2029
(f)
$ 6,410 $ 6,616
Sensata Technologies BV
4.00%, 04/15/2029
(f)
7,790 7,994
5.00%, 10/01/2025
(f)
6,405 7,150
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
1,290 1,300
4.38%, 02/15/2030
(f)
2,440 2,611
$ 25,671
Engineering & Construction - 0 .90%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
10,180 10,447
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 15,829
$ 26,276
Entertainment - 4 .13%
Boyne USA Inc
4.75%, 05/15/2029
(f)
10,030 10,343
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
3,215 3,392
8.13%, 07/01/2027
(f)
17,850 19,629
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
12,290 12,390
CCM Merger Inc
6.38%, 05/01/2026
(f)
9,860 10,321
International Game Technology PLC
5.25%, 01/15/2029
(f)
6,590 7,034
6.25%, 01/15/2027
(f)
2,030 2,303
6.50%, 02/15/2025
(f)
7,815 8,720
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
16,565 16,958
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
10,800 11,637
Scientific Games International Inc
7.25%, 11/15/2029
(f)
3,470 3,891
8.63%, 07/01/2025
(f)
12,595 13,603
$ 120,221
Environmental Control - 0 .26%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
7,500 7,511
Food - 4 .86%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
18,280 19,340
5.88%, 02/15/2028
(f)
905 968
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
7,450 7,750
7.50%, 04/15/2025
(f)
5,786 6,030
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
14,575 15,012
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
15,275 15,379
Kraft Heinz Foods Co
3.75%, 04/01/2030 8,770 9,706
4.25%, 03/01/2031 12,220 14,102
4.38%, 06/01/2046 12,625 14,547
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f)
15,290 16,257
Post Holdings Inc
4.50%, 09/15/2031
(f)
155 157
4.63%, 04/15/2030
(f)
21,739 22,147
$ 141,395
Forest Products & Paper - 0 .47%
Mercer International Inc
5.13%, 02/01/2029 7,975 8,125

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
$ 4,886 $ 5,423
$ 13,548
Healthcare - Products - 0 .25%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
7,045 7,415
Healthcare - Services - 5 .10%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
10,020 10,496
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
9,310 9,415
Centene Corp
2.63%, 08/01/2031
(h)
7,735 7,793
3.00%, 10/15/2030 1,820 1,891
3.38%, 02/15/2030 17,025 17,762
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
2,735 2,896
6.00%, 01/15/2029
(f)
4,055 4,313
8.00%, 03/15/2026
(f)
1,480 1,587
8.00%, 12/15/2027
(f)
13,473 14,901
DaVita Inc
4.63%, 06/01/2030
(f)
14,655 15,150
HCA Inc
3.50%, 09/01/2030 21,415 23,256
LifePoint Health Inc
5.38%, 01/15/2029
(f)
10,370 10,318
Molina Healthcare Inc
4.38%, 06/15/2028
(f)
7,065 7,392
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,840 17,934
6.25%, 02/01/2027
(f)
1,175 1,223
7.50%, 04/01/2025
(f)
2,115 2,274
$ 148,601
Home Builders - 1 .53%
Century Communities Inc
5.88%, 07/15/2025 6,775 6,963
Empire Communities Corp
7.00%, 12/15/2025
(f)
6,240 6,575
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,434
5.00%, 03/01/2028
(f)
8,370 8,721
LGI Homes Inc
4.00%, 07/15/2029
(f)
3,730 3,784
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
3,890 4,123
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(f)
1,535 1,729
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
5,500 5,947
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,245
$ 44,521
Home Furnishings - 0 .42%
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
11,620 12,157
Insurance - 1 .66%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
5,275 5,136
AssuredPartners Inc
7.00%, 08/15/2025
(f)
6,800 6,919
Voya Financial Inc
5.65%, 05/15/2053
(i)
34,307 36,277
3 Month USD LIBOR + 3.58%
$ 48,332
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .70%
Netflix Inc
4.38%, 11/15/2026 $ 14,505 $ 16,455
5.38%, 11/15/2029
(f)
2,440 3,010
Uber Technologies Inc
7.50%, 09/15/2027
(f)
965 1,055
$ 20,520
Investment Companies - 0 .22%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
6,200 6,432
Iron & Steel - 1 .50%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
10,575 11,223
4.88%, 03/01/2031
(f)
4,670 5,044
6.75%, 03/15/2026
(f)
925 998
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,999
TMS International Corp/DE
6.25%, 04/15/2029
(f)
6,490 6,805
United States Steel Corp
6.88%, 03/01/2029 8,850 9,606
$ 43,675
Leisure Products & Services - 1 .53%
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,848
NCL Corp Ltd
10.25%, 02/01/2026
(f)
1,480 1,691
12.25%, 05/15/2024
(f)
10,020 11,824
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(f)
7,120 7,260
Viking Cruises Ltd
13.00%, 05/15/2025
(f)
1,600 1,856
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
10,010 9,935
$ 44,414
Machinery - Diversified - 0 .47%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
13,355 13,739
Media - 7 .62%
Altice Financing SA
7.50%, 05/15/2026
(f)
14,435 15,016
AMC Networks Inc
4.75%, 08/01/2025 14,650 15,016
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
1,850 1,909
4.50%, 08/15/2030
(f)
15,960 16,758
4.75%, 03/01/2030
(f)
17,645 18,703
5.38%, 06/01/2029
(f)
9,270 10,089
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,343
6.50%, 02/01/2029
(f)
16,060 17,713
7.50%, 04/01/2028
(f)
2,872 3,132
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
9,850 5,713
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(f),(h)
2,090 2,161
DISH DBS Corp
5.13%, 06/01/2029
(f)
2,385 2,364
5.88%, 11/15/2024 10,285 11,081
7.38%, 07/01/2028 11,460 12,399
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 7,510
6.75%, 10/15/2027
(f)
9,580 10,222

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
$ 2,140 $ 2,215
6.50%, 09/15/2028
(f)
4,695 4,879
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
7,525 7,506
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
13,450 13,876
4.13%, 07/01/2030
(f)
2,940 3,033
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 15,903
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
13,915 14,490
Ziggo BV
5.50%, 01/15/2027
(f)
6,495 6,734
$ 221,765
Mining - 3 .81%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,465 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,600 9,984
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
3,750 4,064
7.25%, 04/01/2023
(f)
3,185 3,245
7.50%, 04/01/2025
(f)
9,070 9,400
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,818
4.63%, 08/01/2030 3,975 4,367
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,345
6.13%, 04/01/2029
(f)
7,295 7,860
IAMGOLD Corp
5.75%, 10/15/2028
(f)
10,390 10,676
New Gold Inc
7.50%, 07/15/2027
(f)
12,105 13,038
Novelis Corp
4.75%, 01/30/2030
(f)
13,810 14,705
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
16,905 17,396
$ 110,908
Miscellaneous Manufacturers - 0 .42%
Bombardier Inc
7.13%, 06/15/2026
(f)
4,630 4,815
7.50%, 03/15/2025
(f)
7,400 7,540
$ 12,355
Oil & Gas - 7 .08%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
18,490 19,779
Antero Resources Corp
5.00%, 03/01/2025
(g)
3,382 3,441
7.63%, 02/01/2029
(f)
6,930 7,595
8.38%, 07/15/2026
(f)
2,641 2,988
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
12,255 12,653
Comstock Resources Inc
5.88%, 01/15/2030
(f)
5,950 5,986
6.75%, 03/01/2029
(f)
6,780 7,084
7.50%, 05/15/2025
(f)
1,978 2,047
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
7,635 9,203
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
2,790 2,912
5.63%, 10/15/2025
(f)
11,600 11,890
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(f)
$ 7,665 $ 7,905
6.63%, 07/15/2025
(f)
5,520 5,837
ESC GCB Unit - Escrow
0.00%, 07/23/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
3,985 4,058
6.00%, 02/01/2031
(f)
4,530 4,728
MEG Energy Corp
5.88%, 02/01/2029
(f)
4,410 4,553
6.50%, 01/15/2025
(f)
6,001 6,189
7.13%, 02/01/2027
(f)
4,035 4,234
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 96
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
5,400 5,589
Occidental Petroleum Corp
3.40%, 04/15/2026 9,415 9,509
4.40%, 04/15/2046 6,585 6,460
5.55%, 03/15/2026 14,105 15,439
6.13%, 01/01/2031 7,015 8,287
6.63%, 09/01/2030 7,720 9,418
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
3,855 3,951
Southwestern Energy Co
7.75%, 10/01/2027 20,695 22,195
Transocean Inc
11.50%, 01/30/2027
(f)
2,058 2,048
$ 206,074
Packaging & Containers - 2 .79%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 5,178
5.25%, 08/15/2027
(f)
4,725 4,825
6.00%, 02/15/2025
(f)
9,265 9,552
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 14,535
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,682
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 16,099
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
6,090 6,167
7.88%, 07/15/2026
(f)
5,705 5,943
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
13,530 13,206
$ 81,187
Pharmaceuticals - 0 .68%
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
12,710 13,741
Jazz Securities DAC
4.38%, 01/15/2029
(f)
5,720 5,962
$ 19,703
Pipelines - 4 .76%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
5,840 5,997
5.75%, 03/01/2027
(f)
9,965 10,264
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,994
4.13%, 12/01/2027 9,680 9,873
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
14,640 14,967

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DT Midstream Inc
4.13%, 06/15/2029
(f)
$ 8,815 $ 9,041
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 13,582
EQM Midstream Partners LP
6.00%, 07/01/2025
(f)
5,430 5,914
6.50%, 07/01/2027
(f)
8,050 9,036
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 6,565
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
9,480 9,859
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,807
6.00%, 06/01/2026 2,835 3,062
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,145 7,502
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 4,317 4,517
6.50%, 07/15/2027 9,712 10,550
$ 138,530
REITs - 2 .21%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
6,710 6,800
3.75%, 09/15/2030
(f)
2,360 2,350
6.00%, 04/15/2025
(f)
4,920 5,169
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
10,425 10,386
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 751
5.88%, 10/01/2028
(f)
3,590 3,832
7.50%, 06/01/2025
(f)
4,180 4,533
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
6,355 6,434
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
6,295 6,621
4.63%, 12/01/2029
(f)
5,765 6,169
XHR LP
4.88%, 06/01/2029
(f)
11,133 11,377
$ 64,422
Retail - 4 .58%
Academy Ltd
6.00%, 11/15/2027
(f)
9,965 10,700
Ambience Merger Sub Inc
4.88%, 07/15/2028
(f)
9,310 9,345
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(l),(m)
4,875 4,900
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
13,775 14,579
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 14,930 11,997
Golden Nugget Inc
6.75%, 10/15/2024
(f)
$ 3,630 3,639
IRB Holding Corp
6.75%, 02/15/2026
(f)
3,635 3,735
7.00%, 06/15/2025
(f)
6,015 6,406
L Brands Inc
5.25%, 02/01/2028 11,165 12,559
6.63%, 10/01/2030
(f)
3,730 4,299
9.38%, 07/01/2025
(f)
4,345 5,632
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,909
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
$ 13,245 $ 13,841
Park River Holdings Inc
5.63%, 02/01/2029
(f)
15,135 14,832
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,370 11,805
7.75%, 02/15/2029
(f)
2,750 3,015
$ 133,193
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Software - 0 .63%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 11,616
5.88%, 06/01/2026
(f)
6,635 6,851
$ 18,467
Telecommunications - 4 .12%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 7,925
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,685
8.13%, 02/01/2027
(f)
6,375 6,903
CommScope Inc
7.13%, 07/01/2028
(f)
6,510 7,023
8.25%, 03/01/2027
(f)
20,265 21,456
Embarq Corp
8.00%, 06/01/2036 13,270 14,862
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
4,870 4,731
4.25%, 07/01/2028
(f)
5,660 5,763
Sprint Corp
7.63%, 03/01/2026 6,610 8,074
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,689
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
13,065 14,167
T-Mobile USA Inc
2.63%, 02/15/2029 7,580 7,582
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
6,910 7,048
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
7,110 7,074
$ 119,982
Transportation - 1 .85%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 1,701
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(f)
14,660 12,021
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(f)
7,000 6,054
11.25%, 08/15/2022
(f)
3,610 3,592
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
6,805 7,384
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
11,147 11,918

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Logistics Inc
6.25%, 05/01/2025
(f)
$ 10,610 $ 11,260
$ 53,930
TOTAL BONDS $ 2,491,235
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 11 .29%
Principal
Amount (000's) Value (000's)
Airlines - 1 .47%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
$ 18,790 $ 19,293
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(n)
10,000 10,584
1 Month USD LIBOR + 5.25%
United Airlines Inc
4.50%, 04/14/2028
(n)
12,933 12,937
1 Month USD LIBOR + 3.75%
$ 42,814
Chemicals - 0 .52%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
15,000 15,025
1 Month USD LIBOR + 7.75%
Commercial Services - 0 .21%
Garda World Security Corp
4.34%, 10/30/2026
(n)
2,899 2,893
1 Month USD LIBOR + 4.25%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(n)
3,135 3,120
1 Month USD LIBOR + 2.75%
$ 6,013
Computers - 0 .10%
Virtusa Corp
5.00%, 12/09/2027
(n)
2,993 3,000
1 Month USD LIBOR + 4.25%
Consumer Products - 0 .60%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(n)
17,746 17,530
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .35%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(n)
10,163 10,113
1 Month USD LIBOR + 3.00%
Electronics - 0 .10%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
2,800 2,800
1 Month USD LIBOR + 3.50%
Entertainment - 0 .48%
CCM Merger Inc
4.50%, 10/29/2025
(n)
287 287
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(n)
13,173 13,173
1 Month USD LIBOR + 4.25%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(n)
500 550
1 Month USD LIBOR + 12.00%
$ 14,010
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .12%
Madison IAQ LLC
3.75%, 06/21/2028
(n)
$ 3,440 $ 3,409
1 Month USD LIBOR + 3.25%
Food - 0 .50%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
14,614 14,667
1 Month USD LIBOR + 4.00%
Forest Products & Paper - 0 .24%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(n)
7,116 7,107
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0 .62%
AHP Health Partners Inc
4.75%, 06/30/2025
(n)
10,000 10,002
1 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.84%, 11/16/2025
(n)
7,980 7,909
1 Month USD LIBOR + 3.75%
$ 17,911
Insurance - 1 .24%
Acrisure LLC
3.61%, 02/15/2027
(n)
10,142 9,952
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.00%, 02/12/2027
(n)
8,100 8,076
1 Month USD LIBOR + 3.50%
Asurion LLC
5.34%, 01/29/2028
(n)
18,161 18,057
1 Month USD LIBOR + 5.25%
$ 36,085
Iron & Steel - 0 .25%
TMS International Corp/DE
3.75%, 08/14/2024
(n)
7,463 7,388
1 Month USD LIBOR + 2.75%
Lodging - 0 .44%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
12,883 12,750
1 Month USD LIBOR + 2.50%
Media - 0 .68%
Directv Financing LLC
0.00%, 07/22/2027
(n),(o)
10,925 10,899
1 Month USD LIBOR + 5.00%
Radiate Holdco LLC
4.25%, 09/25/2026
(n)
3,693 3,677
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
3.09%, 01/31/2029
(n)
5,250 5,193
1 Month USD LIBOR + 3.00%
$ 19,769
Oil & Gas - 0 .08%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(n)
2,004 2,189
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .18%
Mauser Packaging Solutions Holding Co
3.34%, 04/03/2024
(n)
5,366 5,189
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1 .36%
Bausch Health Americas Inc
2.84%, 11/14/2025
(n)
5,600 5,541
3 Month USD LIBOR + 8.75%
3.09%, 05/19/2025
(n)
17,088 16,960
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
11,527 11,230
1 Month USD LIBOR + 5.00%

Schedule of Investments
High Yield Fund
July 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(n)
$ 5,975 $ 5,981
1 Month USD LIBOR + 3.50%
$ 39,712
Pipelines - 0 .20%
Buckeye Partners LP
2.35%, 11/01/2026
(n)
5,970 5,911
1 Month USD LIBOR + 2.25%
Retail - 1 .07%
Academy Ltd
4.50%, 11/05/2027
(n)
3,466 3,463
1 Month USD LIBOR + 3.75%
Ambience Merger Sub Inc
4.75%, 06/24/2028
(n)
6,690 6,684
1 Month USD LIBOR + 4.25%
IRB Holding Corp
4.25%, 11/19/2027
(n)
15,636 15,572
1 Month USD LIBOR + 3.25%
LBM Acquisition LLC
4.50%, 12/09/2027
(n)
5,441 5,387
1 Month USD LIBOR + 3.75%
$ 31,106
Telecommunications - 0 .48%
Maxar Technologies Ltd
2.85%, 10/05/2024
(n)
7,540 7,458
1 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.09%, 03/09/2027
(n)
6,757 6,642
1 Month USD LIBOR + 3.00%
$ 14,100
TOTAL SENIOR FLOATING RATE INTERESTS $ 328,598
Total Investments $ 2,900,396
Other Assets and Liabilities -  0.37% 10,706
TOTAL NET ASSETS - 100.00% $ 2,911,102
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,212 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,809,681 or 62.16% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,950 or 0.27% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $15,782 or 0.54% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .06%
Consumer, Non-cyclical 16 .53%
Communications 13 .60%
Energy 12 .94%
Industrial 11 .97%
Financial 10 .47%
Basic Materials 8 .48%
Money Market Funds 1 .92%
Utilities 1 .41%
Technology 1 .25%
Other Assets and Liabilities
0 .37%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 91,815 $ 985,921 $ 1,025,025 $ 52,711
$ 91,815 $ 985,921 $ 1,025,025 $ 52,711
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 08/19/2021 $ 11,917 CAD 14,930 $ — $ (51)
Total $ — $ (51)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,301,750 $ 2,302
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
9,620,422 9,620
$ 11,922
TOTAL INVESTMENT COMPANIES $ 11,922
BONDS - 6 .10%
Principal
Amount (000's) Value (000's)
Banks - 0 .51%
Kreditanstalt fuer Wiederaufbau
0.00%, 09/17/2030
(d)
EUR 6,343 $ 7,706
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.63%, 03/10/2039
(e),(f),(g)
$ 305 3
Ginnie Mae
1.59%, 03/16/2047
(e),(f)
82 1
ML-CFC Commercial Mortgage Trust 2006-3
0.77%, 07/12/2046
(e),(f),(g)
54 —
$ 4
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
1.59%, 02/25/2035 23 19
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0 .06%
Alternative Loan Trust 2006-OA6
0.61%, 07/25/2046 2 2
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
2.28%, 06/25/2035
(f)
16 16
Fannie Mae REMIC Trust 2004-W5
0.54%, 02/25/2047 15 16
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 3 3
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.41%, 10/25/2034 6 6
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.07%, 10/25/2034 4 4
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.71%, 04/25/2035 45 45
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.85%, 08/25/2035 10 9
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.30%, 04/25/2037 1,544 820
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.83%, 01/25/2045 22 22
1.00 x 1 Month USD LIBOR + 0.74%
$ 943
Oil & Gas - 0 .03%
SA Global Sukuk Ltd
2.69%, 06/17/2031
(g)
450 461
Other Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
0.33%, 04/25/2036 25 11
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.21%, 12/25/2032 12 12
1.00 x 1 Month USD LIBOR + 1.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Fannie Mae REMIC Trust 2003-W16
0.24%, 11/25/2033 $ 1 $ —
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.88%, 06/25/2034 24 24
1.00 x 1 Month USD LIBOR + 0.80%
$ 47
Regional Authority - 0 .17%
State of North Rhine-Westphalia Germany
0.20%, 04/09/2030 EUR 2,065 2,532
Sovereign - 4 .10%
Chile Government International Bond
2.55%, 07/27/2033 $ 1,705 1,739
Colombia Government International Bond
3.00%, 01/30/2030
(h)
2,325 2,279
3.25%, 04/22/2032 730 714
European Union
0.00%, 10/04/2030
(d)
EUR 16,465 19,976
0.30%, 11/04/2050 2,475 2,876
0.75%, 04/04/2031 1,015 1,315
1.25%, 04/04/2033 1,655 2,254
French Republic Government Bond OAT
0.75%, 05/25/2052
(g)
2,340 2,823
Mexico Government International Bond
1.45%, 10/25/2033 1,230 1,385
2.13%, 10/25/2051 730 734
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,176 1,393
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 18,868 14,668
2.50%, 09/20/2040 1,720 1,610
Panama Government International Bond
4.50%, 04/01/2056 $ 375 428
Qatar Government International Bond
3.75%, 04/16/2030
(g)
3,172 3,607
Romanian Government International Bond
3.62%, 05/26/2030 EUR 1,365 1,867
Spain Government Bond
3.45%, 07/30/2066
(g)
1,185 2,286
$ 61,954
Supranational Bank - 1 .23%
European Investment Bank
0.00%, 09/09/2030
(d)
13,185 15,958
2.75%, 09/13/2030 1,710 2,582
$ 18,540
TOTAL BONDS $ 92,206
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93 .37%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .07%
1.13%, 08/15/2040 $ 4,760 $ 4,238
1.38%, 11/15/2040 11,855 11,012
1.88%, 02/15/2041 850 860
$ 16,110
U.S. Treasury Inflation-Indexed Obligations - 92 .30%
0.13%, 01/15/2023 65,185 68,077
0.13%, 07/15/2024 53,392 57,771
0.13%, 10/15/2024 33,686 36,544
0.13%, 04/15/2025 11,245 12,260
0.13%, 10/15/2025 15,910 17,536
0.13%, 04/15/2026 5,769 6,365
0.13%, 07/15/2026 39,707 44,216
0.13%, 01/15/2030 46,079 52,060
0.13%, 07/15/2030 45,457 51,637
0.13%, 01/15/2031 41,349 46,801
0.13%, 07/15/2031 23,990 27,277
0.13%, 02/15/2051 11,389 13,070
0.25%, 01/15/2025 35,337 38,554

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.25%, 07/15/2029 $ 21,090 $ 24,122
0.25%, 02/15/2050 19,041 22,428
0.38%, 07/15/2023 63,173 67,283
0.38%, 07/15/2025 54,847 60,865
0.38%, 01/15/2027 45,954 51,883
0.38%, 07/15/2027 45,664 52,055
0.50%, 04/15/2024 39,791 43,087
0.50%, 01/15/2028 40,416 46,389
0.63%, 04/15/2023 41,890 44,320
0.63%, 01/15/2024 49,991 54,027
0.63%, 01/15/2026 15,493 17,444
0.63%, 02/15/2043 17,733 21,872
0.75%, 07/15/2028 44,337 52,162
0.75%, 02/15/2042 23,030 28,934
0.75%, 02/15/2045
(i)
25,314 32,282
0.88%, 01/15/2029 39,060 46,402
0.88%, 02/15/2047 9,334 12,450
1.00%, 02/15/2046 15,003 20,286
1.00%, 02/15/2048 14,279 19,748
1.00%, 02/15/2049 12,222 17,072
1.38%, 02/15/2044
(i)
21,394 30,429
1.75%, 01/15/2028 21,530 26,585
2.00%, 01/15/2026 17,110 20,382
2.13%, 02/15/2040 7,362 11,282
2.13%, 02/15/2041 13,920 21,582
2.38%, 01/15/2025 3,944 4,612
2.38%, 01/15/2027 18,935 23,598
2.50%, 01/15/2029 13,339 17,592
3.38%, 04/15/2032 9,790 14,834
3.63%, 04/15/2028 2,313 3,181
3.88%, 04/15/2029 8,872 12,762
$ 1,394,118
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,410,228
TOTAL PURCHASED OPTIONS - 0.00% $ 5
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.42% $ 6,317
Total Investments $ 1,520,678
Other Assets and Liabilities -  (0.68)% (10,259)
TOTAL NET ASSETS - 100.00% $ 1,510,419
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,302 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,180 or 0.61% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,257 or 0.15% of net assets.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,388 or 0.22% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 98 .87%
Money Market Funds 0 .79%
Financial 0 .51%
Purchased Interest Rate Swaptions 0 .42%
Mortgage Securities 0 .06%
Energy 0 .03%
Asset Backed Securities 0 .00%
Purchased Options 0 .00%
Other Assets and Liabilities
( 0 .68 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,181 $ 573,285 $ 585,846 $ 9,620
$ 22,181 $ 573,285 $ 585,846 $ 9,620
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 3,845 EUR 0 .88 08/09/2021 $ 87 $ — $ (87)
Put - 90 Day Eurodollar Future;
December 2022
N/A 209 $ 523 $ 99 .25 10/18/2021 18 5 (13)
Total $ 105 $ 5 $ (100)
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 26,930 1.62% 02/25/2025 $ 150 $ 190 $ 40
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 183 123 (60)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 175 95
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 460 288
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 635 411
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 219 623 404
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 80 179 99
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 2.00% 07/01/2024 112 150 38
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 1.97% 06/25/2024 115 145 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,120 2.60% 04/08/2026 175 300 125
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 49 (30)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,990 1.68% 07/23/2024 132 125 (7)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 0.89% 05/01/2025 67 22 (45)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,670 1.55% 07/30/2024 133 133 —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 42 (38)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 145 81
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 15 37 22
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 174 93
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,330 1.20% 04/29/2022 159 276 117
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,085 1.53% 04/06/2022 88 182 94
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 11,590 1.39% 04/11/2022 173 279 106
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 26,930 1.62% 02/25/2025 149 108 (41)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 320 — (320)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 4,870 2.95% 03/13/2024 220 52 (168)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 134 (38)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 38 (95)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 211 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 41 (39)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 41 (40)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 50 (174)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,535 2.00% 07/01/2024 111 83 (28)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,535 1.97% 06/25/2024 116 86 (30)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,120 2.60% 04/08/2026 175 89 (86)

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,475 1.28% 06/05/2025 $ 80 $ 111 $ 31
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,230 0.89% 05/01/2025 67 123 56
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 99 20
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,990 1.68% 07/23/2024 132 138 6
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 52 (12)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 36 (113)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 15 12 (3)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 41 (39)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 104 (114)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 104 (139)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 379 36 (343)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 10,560 0.15% 11/16/2021 76 10 (66)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 6,085 1.53% 04/06/2022 89 21 (68)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 11,590 1.39% 04/11/2022 168 53 (115)
Total $ 6,383 $ 6,317 $ (66)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,930 3.05% 03/13/2029 $ (209) $ (487) $ (278)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.25% 01/28/2022 (47) (29) 18
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,890 1.25% 01/03/2023 (96) (58) 38
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,220 1.44% 01/10/2023 (170) (144) 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,080 1.00% 01/28/2022 (56) (27) 29
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,180 1.78% 10/15/2021 (68) (150) (82)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (36) 59
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.23% 12/19/2022 (86) (50) 36
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (14) 100
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.24% 12/19/2022 (86) (51) 35
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,870 1.52% 09/23/2021 (68) (126) (58)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 3,860 1.40% 06/08/2022 (37) (92) (55)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 18,130 0.52% 03/04/2022 (52) (56) (4)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,830 0.30% 12/07/2021 (3) (5) (2)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 35,490 0.57% 03/24/2022 (115) (131) (16)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 27,120 0.41% 02/24/2022 (67) (48) 19

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 386 0.35% 12/07/2021 $ — $ — $ —
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,444 0.35% 12/07/2021 (4) (7) (3)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,130 0.56% 03/22/2022 (61) (66) (5)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 53,080 0.49% 03/03/2022 (153) (143) 10
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 32,510 0.51% 01/11/2022 (96) (107) (11)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,170 0.90% 04/25/2022 (42) (66) (24)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,500 0.90% 04/29/2022 (110) (199) (89)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,280 0.70% 05/16/2023 (141) (55) 86
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,930 3.05% 03/13/2029 (209) (116) 93
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (34) (8) 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (67) (16) 51
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.25% 01/28/2022 (47) (49) (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (14) 114
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (13) 116
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (26) 386
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,220 1.44% 01/10/2023 (170) (188) (18)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 1.25% 01/03/2023 (95) (131) (36)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,870 1.52% 09/23/2021 (68) (18) 50
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,080 1.50% 01/28/2022 (56) (55) 1
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (69) (47) 22
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.24% 12/19/2022 (85) (118) (33)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.23% 12/19/2022 (85) (119) (34)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (149) (54)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (223) (109)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,180 1.78% 10/15/2021 (68) (6) 62
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (16) 60
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (7) 29
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 3,860 2.40% 06/08/2022 (44) (16) 28
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (131) (62) 69
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (38) 41
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (62) 86
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (152) 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (37) 53

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 12,390 0.50% 12/07/2021 $ (9) $ (8) $ 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 24,530 0.25% 09/07/2021 (40) — 40
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 9,180 0.15% 08/10/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 18,130 0.52% 03/04/2022 (53) (33) 20
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 16,230 0.15% 08/10/2021 (22) — 22
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 12,318 0.45% 12/13/2021 (11) (12) (1)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,130 0.56% 03/22/2022 (61) (34) 27
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 27,120 0.75% 02/28/2022 (64) (22) 42
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 35,490 0.57% 03/24/2022 (115) (65) 50
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 8,650 0.50% 01/20/2022 (16) (11) 5
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 53,080 0.49% 03/03/2022 (153) (107) 46
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 32,510 0.51% 01/11/2022 (91) (35) 56
Total $ (5,328) $ (4,160) $ 1,168
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canadian Bank Acceptance; March 2022 Long 189 $ 37,661 $ 26
Canadian Bank Acceptance; September 2021 Short 189 37,704 (2)
Euro Bond 10 Year Bond; September 2021 Short 386 80,850 (1,206)
Euro Buxl 30 Year Bond; September 2021 Short 42 10,714 (459)
Euro Schatz; September 2021 Short 106 14,128 (26)
Euro-BTP; September 2021 Long 55 10,066 254
Euro-Oat; September 2021 Long 48 9,229 26
Short Term Euro-BTP; September 2021 Long 94 12,642 28
UK 10 Year Gilt; September 2021 Short 31 5,593 (118)
US 10 Year Note; September 2021 Short 266 35,765 (375)
US 10 Year Ultra Note; September 2021 Short 414 62,204 (816)
US 2 Year Note; September 2021 Long 168 37,070 56
US 5 Year Note; September 2021 Long 650 80,889 247
US Ultra Bond; September 2021 Short 25 4,988 (174)
Total $ (2,539)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 08/04/2021 $ 9,372 EUR 7,936 $ 8 $ (50)
Bank of America NA 08/04/2021 CAD 159 $ 127 1 —
Bank of America NA 08/04/2021 EUR 53,386 $ 63,444 — (114)
Bank of America NA 09/03/2021 $ 63,480 EUR 53,386 120 —
Bank of America NA 09/15/2021 AUD 3,860 $ 2,933 — (101)
Bank of America NA 09/15/2021 AUD 2,010 JPY 164,424 — (25)
Bank of America NA 09/15/2021 CAD 3,703 $ 2,980 — (11)
Bank of America NA 09/15/2021 EUR 2,520 $ 2,984 11 (3)
Bank of America NA 09/15/2021 JPY 163,908 $ 1,490 5 —
Bank of America NA 09/15/2021 JPY 332,309 AUD 4,065 47 —
Bank of America NA 09/15/2021 $ 2,896 AUD 3,850 70 —
Bank of America NA 09/15/2021 $ 2,970 CAD 3,675 24 —
Barclays Bank PLC 08/04/2021 GBP 158 $ 219 1 —
Barclays Bank PLC 09/15/2021 $ 1,490 CAD 1,870 — (9)
Barclays Bank PLC 09/15/2021 $ 1,489 EUR 1,260 — (7)

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 08/04/2021 $ 2,243 EUR 1,906 $ — $ (18)
BNP Paribas 08/04/2021 $ 92 GBP 66 — —
BNP Paribas 09/03/2021 $ 1,057 EUR 891 — —
Citigroup Inc 08/04/2021 $ 35,324 EUR 29,602 208 —
Citigroup Inc 09/15/2021 CAD 1,803 $ 1,480 — (34)
Citigroup Inc 09/15/2021 EUR 2,430 $ 2,965 — (80)
Citigroup Inc 09/15/2021 $ 1,476 EUR 1,210 40 —
Deutsche Bank AG 08/04/2021 $ 7 GBP 5 — —
Goldman Sachs & Co 09/15/2021 $ 1,470 EUR 1,240 — (2)
HSBC Securities Inc 08/04/2021 $ 2 JPY 254 — —
HSBC Securities Inc 08/04/2021 $ 4,057 EUR 3,434 — (17)
HSBC Securities Inc 09/15/2021 CAD 1,790 $ 1,480 — (45)
JPMorgan Chase 08/04/2021 GBP 18 $ 25 — —
JPMorgan Chase 08/04/2021 NZD 25,199 $ 17,642 — (86)
JPMorgan Chase 08/04/2021 $ 145 GBP 105 — (1)
JPMorgan Chase 09/03/2021 $ 17,641 NZD 25,199 92 —
JPMorgan Chase 09/03/2021 $ 25 GBP 18 — —
JPMorgan Chase 09/15/2021 AUD 1,950 $ 1,471 — (40)
JPMorgan Chase 09/15/2021 EUR 1,210 JPY 159,026 — (14)
JPMorgan Chase 09/15/2021 EUR 2,450 $ 2,959 — (50)
JPMorgan Chase 09/15/2021 JPY 160,025 EUR 1,210 23 —
JPMorgan Chase 09/15/2021 $ 1,490 JPY 163,331 — —
JPMorgan Chase 09/15/2021 $ 2,957 EUR 2,470 31 (7)
JPMorgan Chase 09/15/2021 $ 1,480 CAD 1,792 44 —
Morgan Stanley & Co 09/15/2021 EUR 1,210 $ 1,438 — (2)
Morgan Stanley & Co 09/15/2021 $ 1,489 EUR 1,220 41 —
Standard Chartered Bank, Hong Kong 09/15/2021 $ 1,446 EUR 1,210 10 —
UBS AG 08/04/2021 $ 12,399 EUR 10,508 — (66)
UBS AG 08/04/2021 $ 17,740 NZD 25,199 184 —
Westpac Banking Corporation 08/04/2021 JPY 254 $ 2 — —
Westpac Banking Corporation 09/03/2021 $ 2 JPY 254 — —
Westpac Banking Corporation 09/15/2021 $ 1,481 AUD 1,960 43 —
Total $ 1,003 $ (782)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 $ 7,450 $ (336) $ — $ (336)
3 Month USD LIBOR Pay 1.27% Quarterly Semiannual N/A 07/12/2031 775 (1) — (1)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,660 (10) — (10)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 350 7 — 7
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 1,673 (36) — (36)
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 663 36 — 36
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 3,345 (64) — (64)
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 1,325 61 — 61
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 07/12/2031 775 1 — 1
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 70 (1) — (1)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 8,120 63 — 63
3 Month USD LIBOR Pay 1.29% Quarterly Semiannual N/A 07/12/2031 775 — — —
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 07/13/2031 1,540 11 — 11
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 02/15/2047 2,100 (8) — (8)
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 17,645 (329) — (329)
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 2,746 81 — 81
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 12/01/2022 19,390 (21) — (21)
3 Month USD LIBOR Pay 0.93% Quarterly Semiannual N/A 09/17/2026 9,640 42 — 42
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 7,440 (22) — (22)
3 Month USD LIBOR Pay 1.45% Quarterly Semiannual N/A 01/18/2032 1,324 9 — 9
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 07/21/2031 1,550 (7) — (7)
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 295 14 — 14
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 07/09/2031 775 3 — 3
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (12) — (12)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 07/08/2031 775 6 — 6
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 3,740 (14) — (14)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 02/15/2047 2,060 (95) — (95)

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 $ 630 $ 35 $ — $ 35
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 06/23/2024 3,720 (12) — (12)
3 Month USD LIBOR Pay 0.45% Quarterly Semiannual N/A 03/01/2024 3,930 — — —
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 02/15/2047 6,200 (567) (1) (568)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 05/16/2033 2,820 142 — 142
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 05/05/2033 830 36 1 37
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 20,215 (16) (1) (17)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 04/22/2051 310 25 — 25
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 2,990 (40) — (40)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 7,290 12 — 12
3 Month USD LIBOR Receive 0.31% Semiannual Quarterly N/A 06/24/2023 15,200 (18) — (18)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 06/28/2024 3,740 (13) — (13)
3 Month USD LIBOR Pay 0.72% Quarterly Semiannual N/A 07/01/2031 3,210 (174) — (174)
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 02/15/2047 1,920 44 — 44
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 03/20/2031 3 — — —
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 3,386 63 — 63
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 02/15/2047 1,760 45 — 45
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 03/23/2023 7,390 (6) — (6)
3 Month USD LIBOR Pay 1.38% Quarterly Semiannual N/A 07/08/2031 775 7 — 7
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 7,307 (1,033) — (1,033)
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 8,090 (142) 1 (141)
3 Month USD LIBOR Pay 1.20% Quarterly Semiannual N/A 07/21/2031 775 (7) — (7)
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 06/20/2024 1,160 (2) — (2)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 96 — 96
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 01/24/2032 1,160 (15) — (15)
3 Month USD LIBOR Pay 0.52% Quarterly Semiannual N/A 04/22/2024 3,750 — — —
3 Month USD LIBOR Pay 1.05% Quarterly Semiannual N/A 05/15/2028 3,330 1 — 1
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 07/27/2031 970 3 — 3
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 600 16 — 16
3 Month USD LIBOR Pay 1.27% Quarterly Semiannual N/A 07/28/2031 250 — — —
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 23,270 1,974 — 1,974
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 3 — 3
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 (4) — (4)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (15) — (15)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (16) — (16)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (27) — (27)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (19) — (19)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 20 — 20
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 10 — 10
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 10 — 10
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 47,825 (677) — (677)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (30) — (30)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (22) — (22)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 50 2 — 2
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (21) — (21)
3 Month USD LIBOR Pay 0.44% Quarterly Semiannual N/A 01/25/2024 3,750 2 — 2
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (5) — (5)
3 Month USD LIBOR Pay 1.20% Quarterly Semiannual N/A 07/21/2031 775 (6) — (6)
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 211 — 211
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (179) — (179)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 200 — 200
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (102) — (102)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 146 — 146
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (95) — (95)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 135 — 135
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (52) — (52)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (62) — (62)
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (96) — (96)
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 122 — 122
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 680 33 — 33
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (108) — (108)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 317 — 317
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 990 63 — 63
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/22/2031 1,530 (15) — (15)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 322 — 322
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 11/16/2026 EUR 5,280 60 — 60
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,050 (34) (3) (37)

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 0.44% Annual Semiannual N/A 05/16/2033 EUR 1,860 $ (72) $ — $ (72)
Canada Bankers Acceptances 3 Month Pay 0.79% Semiannual Semiannual N/A 06/22/2023 CAD 19,200 18 1 19
Canada Bankers Acceptances 3 Month Pay 0.64% Quarterly Semiannual N/A 04/21/2023 25,410 (10) 1 (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.38% Annual Annual N/A 06/22/2031 $ 5,205 151 — 151
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.50% Annual Annual N/A 06/22/2026 5,205 (113) — (113)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.58% Annual Annual N/A 07/09/2026 5,175 (73) — (73)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Annual Annual N/A 06/24/2031 12,935 297 — 297
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.55% Annual Annual N/A 06/24/2026 12,935 (244) — (244)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.75% Annual Annual N/A 07/28/2026 13,680 22 — 22
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.54% Annual Annual N/A 07/12/2026 5,075 (82) — (82)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.38% Annual Annual N/A 07/12/2031 5,075 130 — 130
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.53% Annual Annual N/A 07/28/2031 5,065 (26) — (26)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.73% Annual Annual N/A 07/28/2026 5,065 14 — 14
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.91% Annual Annual N/A 08/03/2024 13,655 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.15% Annual Annual N/A 08/02/2023 13,655 (20) — (20)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.96% Annual Annual N/A 08/02/2024 13,655 17 — 17
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.44% Annual Annual N/A 07/09/2031 5,175 97 — 97
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 298 1 299
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Annual Annual N/A 03/25/2026 8,190 256 — 256
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.60% Annual Annual N/A 06/17/2026 11,005 189 — 189
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 1,621 — 1,621
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (1,016) — (1,016)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (91) — (91)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (351) — (351)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 12,170 758 1 759
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 4,020 (247) — (247)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Annual Annual N/A 06/21/2026 5,740 116 — 116
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 3,925 (181) 1 (180)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 11,260 462 — 462
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 16,340 (652) — (652)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 10,730 498 1 499
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.09% Annual Annual N/A 08/03/2023 13,655 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.77% Annual Annual N/A 08/03/2026 19,040 (23) 1 (22)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.63% Annual Annual N/A 06/10/2026 10,440 (174) — (174)

Schedule of Investments
Inflation Protection Fund
July 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.56% Annual Annual N/A 04/19/2026 $ 5,235 $ (135) $ — $ (135)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 71 — 71
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.52% Annual Annual N/A 06/10/2031 10,440 163 — 163
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 07/15/2026 EUR 4,925 (41) — (41)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.53% Annual Annual N/A 07/15/2031 4,925 65 — 65
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 1,295 (39) — (39)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.43% Annual Annual N/A 06/15/2026 5,060 56 — 56
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.46% Annual Annual N/A 06/15/2031 5,060 (119) 1 (118)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.50% Annual Annual N/A 06/15/2026 9,845 63 (1) 62
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.50% Annual Annual N/A 07/15/2031 5,085 (87) — (87)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 03/15/2031 6,585 (258) 3 (255)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.53% Annual Annual N/A 06/15/2031 9,845 (135) 1 (134)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.54% Annual Annual N/A 07/15/2031 5,015 (61) — (61)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.44% Annual Annual N/A 07/15/2026 5,085 48 — 48
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.54% Annual Annual N/A 06/15/2031 5,180 (69) — (69)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.48% Annual Annual N/A 07/15/2026 5,015 33 — 33
Secured Overnight Financing Rate Receive 1.08% Annual Annual N/A 08/02/2031 $ 100 (1) — (1)
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 GBP 2,525 219 (1) 218
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 461 32 493
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 (1,007) (33) (1,040)
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 2,062 (93) 1,969
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 (1,318) 18 (1,300)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 954 11 965
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 (669) (7) (676)
United Kingdom Retail Prices Index Pay 3.56% Annual Annual N/A 03/15/2041 965 (59) — (59)
United Kingdom Retail Prices Index Pay 3.67% Annual Annual N/A 06/15/2031 7,235 (193) — (193)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 (548) (9) (557)
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 7,500 (501) 7 (494)
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 320 4 324
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 378 8 386
United Kingdom Retail Prices Index Receive 3.63% Annual Annual N/A 06/15/2026 7,235 126 — 126
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 (731) (11) (742)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 1,046 17 1,063
United Kingdom Retail Prices Index Receive 3.62% Annual Annual N/A 04/15/2031 3,475 178 (1) 177
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 8,675 289 (3) 286
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 5,350 (264) 2 (262)
United Kingdom Retail Prices Index Pay 3.75% Annual Annual N/A 04/15/2031 2,025 (59) 1 (58)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 8,775 (492) 20 (472)
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 1,925 (313) 4 (309)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 (640) (15) (655)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 2,405 212 — 212
Total $ 471 $ (41) $ 430
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .30 % Shares Held Value (000's)
Money Market Funds - 1 .30%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,992,916 $ 3,993
TOTAL INVESTMENT COMPANIES $ 3,993
COMMON STOCKS - 98 .55 % Shares Held Value (000's)
Agriculture - 0 .26%
SLC Agricola SA 93,300 $ 801
Airlines - 0 .27%
Copa Holdings SA
(b)
11,843 840
Automobile Manufacturers - 3 .15%
Ashok Leyland Ltd 1,144,211 2,048
Eicher Motors Ltd 48,798 1,662
Hyundai Motor Co 15,341 2,920
Kia Corp 41,861 3,057
$ 9,687
Automobile Parts & Equipment - 0 .86%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 1,093
Weichai Power Co Ltd 709,000 1,554
$ 2,647
Banks - 8 .47%
Bank Rakyat Indonesia Persero Tbk PT 7,387,100 1,895
China Merchants Bank Co Ltd 322,000 2,450
Grupo Financiero Banorte SAB de CV 317,400 2,053
HDFC Bank Ltd 124,040 2,387
ICICI Bank Ltd 408,918 3,761
Kotak Mahindra Bank Ltd
(b)
44,916 1,001
OTP Bank Nyrt
(b)
30,056 1,621
PT Bank Central Asia Tbk 719,600 1,486
Regional SAB de CV 336,400 2,087
Sberbank of Russia PJSC ADR 282,756 4,706
TCS Group Holding PLC 31,099 2,574
$ 26,021
Beverages - 1 .66%
Arca Continental SAB de CV 213,600 1,304
Kweichow Moutai Co Ltd 8,300 2,159
Tsingtao Brewery Co Ltd 206,000 1,628
$ 5,091
Biotechnology - 0 .25%
I-Mab ADR
(b)
9,654 754
Building Materials - 3 .07%
Amber Enterprises India Ltd
(b)
41,240 1,657
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
271,821 2,145
China Lesso Group Holdings Ltd 1,182,000 2,468
China Resources Cement Holdings Ltd 638,000 527
Voltas Ltd 123,706 1,764
Xinyi Glass Holdings Ltd 229,000 856
$ 9,417
Chemicals - 0 .89%
Asian Paints Ltd 40,289 1,603
Navin Fluorine International Ltd 22,992 1,131
$ 2,734
Commercial Services - 0 .49%
NICE Information Service Co Ltd 71,764 1,498
Computers - 1 .82%
Infosys Ltd 200,319 4,366
LG Corp 15,002 1,229
$ 5,595
Consumer Products - 0 .65%
Hindustan Unilever Ltd 63,575 1,998
Distribution & Wholesale - 1 .75%
AKR Corporindo Tbk PT 3,041,400 757
Pop Mart International Group Ltd
(b),(d)
197,800 1,455
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(b)
225,000 3,152
$ 5,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .76%
Bajaj Finance Ltd 21,774 $ 1,828
Banco BTG Pactual SA 180,850 1,012
CreditAccess Grameen Ltd
(b)
93,605 838
Fubon Financial Holding Co Ltd 904,000 2,430
Hong Kong Exchanges & Clearing Ltd 14,100 901
Housing Development Finance Corp Ltd 126,228 4,155
KB Financial Group Inc 49,622 2,204
Tisco Financial Group PCL 463,800 1,242
$ 14,610
Electric - 0 .44%
China Longyuan Power Group Corp Ltd 718,000 1,345
Electrical Components & Equipment - 1 .25%
Delta Electronics Inc 205,000 2,112
Frencken Group Ltd 1,225,500 1,720
$ 3,832
Electronics - 0 .32%
Voltronic Power Technology Corp 20,000 975
Energy - Alternate Sources - 0 .58%
Sao Martinho SA 285,129 1,771
Engineering & Construction - 0 .88%
Grupo Aeroportuario del Pacifico SAB de CV
(b)
161,400 1,847
Grupo Aeroportuario del Sureste SAB de CV 47,985 868
$ 2,715
Food - 2 .92%
Bid Corp Ltd
(b)
75,205 1,652
Dino Polska SA
(b),(d)
22,296 1,785
JBS SA 141,600 873
Nestle India Ltd 5,133 1,222
Tingyi Cayman Islands Holding Corp 968,000 1,745
Want Want China Holdings Ltd 2,495,000 1,684
$ 8,961
Gas - 1 .67%
China Resources Gas Group Ltd 318,000 1,960
ENN Energy Holdings Ltd 151,900 3,170
$ 5,130
Healthcare - Products - 0 .80%
Osstem Implant Co Ltd 21,954 2,470
Healthcare - Services - 2 .07%
Notre Dame Intermedica Participacoes SA 77,000 1,183
Pharmaron Beijing Co Ltd
(d)
66,800 1,465
Rede D'Or Sao Luiz SA
(d)
84,020 1,117
Wuxi Biologics Cayman Inc
(b),(d)
169,500 2,589
$ 6,354
Home Furnishings - 1 .23%
Haier Smart Home Co Ltd 503,000 1,725
JS Global Lifestyle Co Ltd
(d)
360,000 908
Midea Group Co Ltd 117,300 1,155
$ 3,788
Insurance - 3 .88%
AIA Group Ltd 202,600 2,424
ICICI Lombard General Insurance Co Ltd
(d)
65,344 1,298
ICICI Prudential Life Insurance Co Ltd
(d)
110,371 940
Odontoprev SA 283,400 710
PICC Property & Casualty Co Ltd 2,132,000 1,722
Ping An Insurance Group Co of China Ltd 356,500 3,120
Qualitas Controladora SAB de CV 351,000 1,705
$ 11,919
Internet - 14 .15%
Alibaba Group Holding Ltd
(b)
527,424 12,881
JD.com Inc ADR
(b)
45,193 3,203
Meituan
(b),(d)
165,600 4,582
MercadoLibre Inc
(b)
961 1,508
My EG Services Bhd 3,099,600 1,220
NCSoft Corp 2,610 1,872
Sea Ltd ADR
(b)
5,720 1,580
Tencent Holdings Ltd 249,000 15,017
Trip.com Group Ltd ADR
(b)
61,414 1,592
$ 43,455

Schedule of Investments
International Emerging Markets Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .28%
VEF AB
(b)
1,612,935 $ 871
Iron & Steel - 2 .83%
Hunan Valin Steel Co Ltd 859,889 1,022
Kumba Iron Ore Ltd 38,127 2,023
Severstal PAO 78,716 1,937
Vale SA 175,600 3,698
$ 8,680
Lodging - 0 .31%
Galaxy Entertainment Group Ltd
(b)
142,000 962
Metal Fabrication & Hardware - 0 .72%
APL Apollo Tubes Ltd
(b)
54,636 1,284
Astral Ltd 33,617 942
$ 2,226
Mining - 2 .20%
Anglo American PLC 51,588 2,286
Impala Platinum Holdings Ltd 133,236 2,402
Polymetal International PLC 49,039 1,065
Polyus PJSC 10,329 996
$ 6,749
Miscellaneous Manufacturers - 1 .96%
Elite Material Co Ltd 116,000 938
Escorts Ltd 41,061 655
Lens Technology Co Ltd 183,800 724
Pidilite Industries Ltd 43,485 1,333
Sunny Optical Technology Group Co Ltd 77,800 2,362
$ 6,012
Oil & Gas - 4 .55%
LUKOIL PJSC ADR 37,610 3,223
Petrobras Distribuidora SA 440,900 2,403
Petroleo Brasileiro SA 431,200 2,285
Reliance Industries Ltd 221,375 6,068
$ 13,979
Packaging & Containers - 0 .27%
Shandong Pharmaceutical Glass Co Ltd 159,100 845
Pharmaceuticals - 0 .56%
Caplin Point Laboratories Ltd 74,460 886
China Grand Pharmaceutical and Healthcare
Holdings Ltd
1,050,000 835
$ 1,721
Pipelines - 0 .62%
Gaztransport Et Technigaz SA 23,773 1,906
Real Estate - 1 .29%
A-Living Smart City Services Co Ltd
(d)
526,750 2,009
Shimao Services Holdings Ltd
(d)
840,213 1,940
$ 3,949
Retail - 4 .04%
Ace Hardware Indonesia Tbk PT 11,079,900 1,012
China Meidong Auto Holdings Ltd 180,000 971
China Yongda Automobiles Services Holdings Ltd 738,000 1,378
Home Product Center PCL 2,744,600 1,112
Li Ning Co Ltd 201,000 2,123
Magazine Luiza SA 497,212 1,967
Via Varejo S/A
(b)
497,819 1,210
Wal-Mart de Mexico SAB de CV 798,800 2,632
$ 12,405
Semiconductors - 18 .94%
ASE Technology Holding Co Ltd 390,000 1,716
ASPEED Technology Inc 11,000 886
eMemory Technology Inc 19,700 927
Hana Materials Inc 29,790 1,331
Keystone Microtech Corp 79,000 984
MediaTek Inc 146,000 4,774
Novatek Microelectronics Corp 63,300 1,164
Parade Technologies Ltd 17,000 1,044
Realtek Semiconductor Corp 96,000 2,027
Samsung Electronics Co Ltd 247,059 16,883
SK Hynix Inc 39,378 3,855
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd 1,080,685 $ 22,586
$ 58,177
Shipbuilding - 0 .20%
Yangzijiang Shipbuilding Holdings Ltd 607,700 615
Software - 0 .73%
NetEase Inc 112,125 2,230
Telecommunications - 0 .51%
RichWave Technology Corp
(b)
36,000 518
Shenzhen Transsion Holdings Co Ltd 41,841 1,054
$ 1,572
TOTAL COMMON STOCKS $ 302,671
PREFERRED STOCKS - 0 .27 % Shares Held Value (000's)
Semiconductors - 0 .27%
Samsung Electronics Co Ltd 1431.00% 13,335 $ 837
TOTAL PREFERRED STOCKS $ 837
Total Investments $ 307,501
Other Assets and Liabilities -  (0.12)% (366)
TOTAL NET ASSETS - 100.00% $ 307,135
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,181 or 6.90% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 29 .30%
India 14 .59%
Taiwan 13 .69%
Korea, Republic Of 12 .42%
Brazil 7 .22%
Mexico 4 .07%
Russian Federation 3 .53%
Hong Kong 3 .04%
South Africa 1 .98%
Indonesia 1 .68%
United States 1 .64%
Cyprus 1 .19%
Malaysia 0 .96%
Thailand 0 .77%
United Kingdom 0 .75%
France 0 .62%
Poland 0 .58%
Hungary 0 .53%
Singapore 0 .52%
Argentina 0 .49%
Sweden 0 .28%
Panama 0 .27%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,691 $ 59,678 $ 59,376 $ 3,993
$ 3,691 $ 59,678 $ 59,376 $ 3,993
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .17 % Shares Held Value (000's)
Money Market Funds - 1 .17%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,077,331 $ 4,077
TOTAL INVESTMENT COMPANIES $ 4,077
COMMON STOCKS - 98 .11 % Shares Held Value (000's)
Agriculture - 0 .58%
British American Tobacco PLC 54,000 $ 2,008
Apparel - 2 .67%
Kering SA 2,361 2,118
LVMH Moet Hennessy Louis Vuitton SE 8,978 7,189
$ 9,307
Automobile Manufacturers - 2 .24%
Bayerische Motoren Werke AG 18,500 1,840
Toyota Motor Corp 33,000 2,963
Volvo AB - B Shares 128,000 3,018
$ 7,821
Automobile Parts & Equipment - 1 .93%
Bridgestone Corp 76,000 3,348
Koito Manufacturing Co Ltd 24,000 1,469
Magna International Inc 23,000 1,928
$ 6,745
Banks - 11 .31%
Bank of China Ltd 8,821,000 3,065
China Merchants Bank Co Ltd 785,500 5,976
DBS Group Holdings Ltd 144,900 3,242
Lloyds Banking Group PLC 2,027,000 1,282
Macquarie Group Ltd 14,346 1,656
National Bank of Canada 67,900 5,197
Royal Bank of Canada 57,300 5,795
Sberbank of Russia PJSC ADR 194,243 3,232
Svenska Handelsbanken AB 382,000 4,305
Swedbank AB 145,000 2,824
UBS Group AG 174,000 2,867
$ 39,441
Beverages - 0 .51%
Diageo PLC 36,000 1,785
Building Materials - 2 .20%
China Lesso Group Holdings Ltd 690,000 1,441
Sika AG 12,460 4,389
Xinyi Glass Holdings Ltd 494,000 1,846
$ 7,676
Chemicals - 1 .12%
Nitto Denko Corp 23,000 1,709
Soulbrain Co Ltd/New 7,471 2,212
$ 3,921
Coal - 0 .92%
China Shenhua Energy Co Ltd 802,000 1,518
Shaanxi Coal Industry Co Ltd 947,957 1,641
Thungela Resources Ltd
(b)
9,550 30
$ 3,189
Commercial Services - 1 .01%
Ashtead Group PLC 47,137 3,527
Computers - 3 .85%
Asustek Computer Inc 128,000 1,609
BayCurrent Consulting Inc 11,300 4,500
Gigabyte Technology Co Ltd 710,000 2,551
Logitech International SA 17,000 1,868
Teleperformance 6,822 2,878
$ 13,406
Cosmetics & Personal Care - 1 .13%
L'Oreal SA 8,600 3,934
Distribution & Wholesale - 0 .51%
Ferguson PLC 12,800 1,794
Diversified Financial Services - 6 .52%
Amundi SA
(d)
19,500 1,801
Azimut Holding SpA 115,892 2,981
Banca Generali SpA
(b)
59,000 2,448
Fubon Financial Holding Co Ltd 1,354,000 3,640
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Hana Financial Group Inc 51,000 $ 1,924
IG Group Holdings PLC 144,000 1,784
KB Financial Group Inc 39,000 1,732
Korea Investment Holdings Co Ltd 18,000 1,504
Man Group PLC/Jersey 1,258,000 3,455
Schroders PLC 28,500 1,447
$ 22,716
Electric - 1 .65%
Endesa SA 85,000 2,065
Enel SpA 192,000 1,769
Iberdrola SA 158,000 1,902
$ 5,736
Electrical Components & Equipment - 2 .29%
Delta Electronics Inc 248,000 2,555
LG Innotek Co Ltd 13,000 2,570
Schneider Electric SE 17,000 2,847
$ 7,972
Electronics - 1 .45%
Micro-Star International Co Ltd 436,000 2,316
Murata Manufacturing Co Ltd 33,000 2,739
$ 5,055
Engineering & Construction - 0 .38%
Penta-Ocean Construction Co Ltd 197,000 1,335
Entertainment - 1 .31%
Evolution AB
(d)
11,200 1,949
Kindred Group PLC 160,000 2,619
$ 4,568
Food - 3 .92%
HelloFresh SE
(b)
18,000 1,687
JBS SA 277,000 1,707
Magnit PJSC 121,000 1,767
Marfrig Global Foods SA 531,000 2,003
Metro Inc/CN 32,500 1,686
Nestle SA 38,000 4,812
$ 13,662
Gas - 1 .31%
ENN Energy Holdings Ltd 219,400 4,579
Healthcare - Products - 0 .37%
Jafron Biomedical Co Ltd 125,000 1,300
Home Builders - 1 .56%
Barratt Developments PLC 146,000 1,427
Bellway PLC 36,000 1,644
Open House Co Ltd 47,000 2,376
$ 5,447
Home Furnishings - 1 .60%
JS Global Lifestyle Co Ltd
(d)
596,000 1,503
Sony Group Corp 39,000 4,074
$ 5,577
Insurance - 7 .69%
Allianz SE 8,123 2,019
Assicurazioni Generali SpA 128,000 2,552
Dai-ichi Life Holdings Inc 69,000 1,270
iA Financial Corp Inc 27,000 1,494
Japan Post Insurance Co Ltd 137,114 2,431
Legal & General Group PLC 798,230 2,891
Manulife Financial Corp 107,000 2,069
Power Corp of Canada 70,350 2,245
Samsung Life Insurance Co Ltd 24,500 1,608
Sun Life Financial Inc 52,500 2,734
Swiss Life Holding AG 5,764 2,973
Tokio Marine Holdings Inc 53,037 2,528
$ 26,814
Internet - 3 .12%
Alibaba Group Holding Ltd ADR
(b)
11,000 2,147
CyberAgent Inc 82,600 1,487
Future PLC 58,000 2,778
Tencent Holdings Ltd 74,000 4,463
$ 10,875

Schedule of Investments
International Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 3 .43%
Evraz PLC 204,000 $ 1,743
Fortescue Metals Group Ltd 129,000 2,357
Kumba Iron Ore Ltd 30,000 1,592
Mineral Resources Ltd 82,000 3,794
Vale SA 117,000 2,464
$ 11,950
Leisure Products & Services - 0 .47%
BRP Inc 19,700 1,651
Machinery - Construction & Mining - 0 .39%
Sandvik AB 52,000 1,356
Machinery - Diversified - 2 .21%
Atlas Copco AB - A Shares 58,500 3,962
Ebara Corp 41,400 2,048
Haitian International Holdings Ltd 462,000 1,690
$ 7,700
Mining - 4 .51%
Anglo American Platinum Ltd 14,600 1,911
Anglo American PLC 95,500 4,232
BHP Group PLC 73,000 2,364
Boliden AB
(b)
43,000 1,676
Impala Platinum Holdings Ltd 85,000 1,532
Rio Tinto Ltd 41,000 4,018
$ 15,733
Miscellaneous Manufacturers - 2 .06%
Elite Material Co Ltd 446,000 3,607
Siemens AG 23,000 3,589
$ 7,196
Oil & Gas - 0 .75%
PTT Exploration & Production PCL 839,000 2,628
Packaging & Containers - 0 .51%
CCL Industries Inc 31,000 1,778
Pharmaceuticals - 3 .67%
Ipsen SA 13,500 1,443
Novo Nordisk A/S 29,000 2,684
Roche Holding AG 9,300 3,593
Sanofi 29,000 2,989
Shanghai Fosun Pharmaceutical Group Co Ltd 227,000 2,080
$ 12,789
Private Equity - 0 .89%
Partners Group Holding AG 1,820 3,109
Real Estate - 0 .41%
Country Garden Services Holdings Co Ltd 177,000 1,437
Retail - 1 .95%
ANTA Sports Products Ltd 121,100 2,637
B&M European Value Retail SA 288,000 2,213
Harvey Norman Holdings Ltd 467,000 1,950
$ 6,800
Semiconductors - 9 .30%
ASML Holding NV 6,300 4,816
Elan Microelectronics Corp 238,000 1,546
Maxscend Microelectronics Co Ltd 20,998 1,315
MediaTek Inc 50,500 1,651
Novatek Microelectronics Corp 100,453 1,848
Realtek Semiconductor Corp 196,000 4,138
Samsung Electronics Co Ltd 91,000 6,219
Taiwan Semiconductor Manufacturing Co Ltd 233,854 4,887
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 4,339
Tokyo Electron Ltd 4,000 1,650
$ 32,409
Software - 2 .04%
HCL Technologies Ltd 129,000 1,779
Konami Holdings Corp 27,000 1,496
NetEase Inc ADR 18,855 1,927
TIS Inc 73,000 1,893
$ 7,095
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .53%
Telefonaktiebolaget LM Ericsson 160,000 $ 1,845
Toys, Games & Hobbies - 0 .44%
Nintendo Co Ltd 3,000 1,542
Transportation - 1 .40%
Canadian Pacific Railway Ltd 26,500 1,968
Kuehne + Nagel International AG 8,600 2,901
$ 4,869
TOTAL COMMON STOCKS $ 342,077
Total Investments $ 346,154
Other Assets and Liabilities -  0.72% 2,521
TOTAL NET ASSETS - 100.00% $ 348,675
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,253 or 1.51% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 11 .74%
China 10 .66%
Taiwan 9 .93%
United Kingdom 9 .75%
Canada 8 .17%
Switzerland 7 .60%
France 7 .24%
Sweden 6 .00%
Korea, Republic Of 5 .10%
Australia 4 .63%
Italy 2 .80%
Germany 2 .62%
Brazil 1 .78%
South Africa 1 .46%
Russian Federation 1 .44%
Netherlands 1 .38%
United States 1 .17%
Spain 1 .14%
Hong Kong 0 .96%
Singapore 0 .93%
Denmark 0 .77%
Malta 0 .75%
Thailand 0 .75%
India 0 .51%
Other Assets and Liabilities
0 .72%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ 142,889 $ 138,815 $ 4,077
$ 3 $ 142,889 $ 138,815 $ 4,077
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.75% Shares Held Value (000's)
Exchange-Traded Funds - 0.25%
iShares Russell 1000 Growth ETF 130,215 $ 36,546
Money Market Funds - 1.50%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
25,300,995 25,301
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
193,833,887 193,834
$ 219,135
TOTAL INVESTMENT COMPANIES $ 255,681
CONVERTIBLE PREFERRED STOCKS
- 1.80% Shares Held Value (000's)
Automobile Manufacturers - 1.65%
Rivian Automotive Series D 0.00%
(d),(e),(f)
1,213,721 $ 86,211
Rivian Automotive Series E 0.00%
(d),(e),(f)
1,774,321 126,030
Rivian Automotive Series F 0.00%
(d),(e),(f)
350,551 24,900
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 4,473
$ 241,614
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 4,277
Software - 0.08%
Magic Leap Inc - Series C 0.00%
(d),(e),(f)
168,788 103
Magic Leap Inc - Series D 0.00%
(d),(e),(f)
48,744 30
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,612
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 6,660
$ 11,405
Telecommunications - 0.04%
Aurora Innovation 0.00%
(d),(e),(f)
327,430 6,683
TOTAL CONVERTIBLE PREFERRED STOCKS $ 263,979
COMMON STOCKS - 96.72% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
33,346 $ 2,731
Aerospace & Defense - 1.13%
HEICO Corp 1,124 152
HEICO Corp - Class A 1,972 239
Howmet Aerospace Inc 2,254 74
L3Harris Technologies Inc 693,935 157,343
Lockheed Martin Corp 16,865 6,268
Northrop Grumman Corp 1,024 372
Spirit AeroSystems Holdings Inc 2,377 103
TransDigm Group Inc
(d)
1,158 742
$ 165,293
Agriculture - 0.03%
Altria Group Inc 80,203 3,853
Darling Ingredients Inc
(d)
665 46
$ 3,899
Airlines - 0.01%
Delta Air Lines Inc
(d)
49,741 1,985
Apparel - 0.43%
Columbia Sportswear Co 192 19
Deckers Outdoor Corp
(d)
294 121
Hanesbrands Inc 16,137 295
NIKE Inc 361,355 60,530
Skechers USA Inc
(d)
1,146 61
Tapestry Inc
(d)
2,170 92
VF Corp 16,205 1,300
$ 62,418
Automobile Manufacturers - 0.28%
Tesla Inc
(d)
60,445 41,538
TuSimple Holdings Inc
(d),(g)
322 12
$ 41,550
Automobile Parts & Equipment - 0.59%
Allison Transmission Holdings Inc 6,433 257
Aptiv PLC
(d)
515,424 85,998
QuantumScape Corp
(d),(g)
6,457 148
$ 86,403
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0.01%
Citizens Financial Group Inc 5,851 $ 247
Goldman Sachs Group Inc/The 1,413 530
Synovus Financial Corp 846 34
Western Alliance Bancorp 4,125 383
$ 1,194
Beverages - 1.03%
Boston Beer Co Inc/The
(d)
725 515
Brown-Forman Corp - A Shares 1,758 117
Brown-Forman Corp - B Shares 1,716,229 121,715
Coca-Cola Co/The 213,562 12,179
Monster Beverage Corp
(d)
26,834 2,531
PepsiCo Inc 89,345 14,023
$ 151,080
Biotechnology - 0.72%
Acceleron Pharma Inc
(d)
4,076 510
Alnylam Pharmaceuticals Inc
(d)
9,128 1,634
Amgen Inc 36,852 8,901
Certara Inc
(d)
1,482 40
CureVac NV
(d)
4,133 204
Exact Sciences Corp
(d)
12,289 1,325
Exelixis Inc
(d)
20,611 347
Guardant Health Inc
(d)
6,987 767
Horizon Therapeutics Plc
(d)
3,178 318
Illumina Inc
(d)
11,363 5,633
Incyte Corp
(d)
326,891 25,285
Ionis Pharmaceuticals Inc
(d)
10,048 373
Iovance Biotherapeutics Inc
(d)
3,434 77
Maravai LifeSciences Holdings Inc
(d)
5,870 258
Mirati Therapeutics Inc
(d)
2,545 407
Moderna Inc
(d)
26,355 9,319
Novavax Inc
(d)
5,745 1,030
Regeneron Pharmaceuticals Inc
(d)
837 481
Royalty Pharma PLC 14,979 572
Seagen Inc
(d)
9,273 1,423
Ultragenyx Pharmaceutical Inc
(d)
3,730 298
Vertex Pharmaceuticals Inc
(d)
231,868 46,740
$ 105,942
Building Materials - 0.02%
Armstrong World Industries Inc 1,786 193
AZEK Co Inc/The
(d)
4,663 170
Carrier Global Corp 31,677 1,750
Fortune Brands Home & Security Inc 2,740 267
Louisiana-Pacific Corp 578 32
Trex Co Inc
(d)
9,004 874
$ 3,286
Chemicals - 1.35%
Axalta Coating Systems Ltd
(d)
2,874 87
Celanese Corp 3,190 497
Chemours Co/The 6,593 219
Diversey Holdings Ltd
(d)
3,072 51
Dow Inc 4,191 261
Ecolab Inc 17,074 3,770
FMC Corp 2,536 271
LyondellBasell Industries NV 2,515 250
Olin Corp 848 40
PPG Industries Inc 7,775 1,271
RPM International Inc 5,803 502
Sherwin-Williams Co/The 653,234 190,111
W R Grace & Co 4,376 305
Westlake Chemical Corp 514 43
$ 197,678
Commercial Services - 6.16%
Affirm Holdings Inc
(d)
22,969 1,294
Automatic Data Processing Inc 30,483 6,390
Avalara Inc
(d)
6,590 1,102
Booz Allen Hamilton Holding Corp 10,559 906
Bright Horizons Family Solutions Inc
(d)
3,771 564
Chegg Inc
(d)
8,310 736
Cintas Corp 504,291 198,781

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
CoStar Group Inc
(d)
454,720 $ 40,402
Equifax Inc 3,604 939
Euronet Worldwide Inc
(d)
2,788 398
FleetCor Technologies Inc
(d)
1,454 375
Gartner Inc
(d)
6,517 1,725
Global Payments Inc 949,827 183,706
H&R Block Inc 11,416 280
MarketAxess Holdings Inc 26,003 12,356
Moody's Corp 11,983 4,506
Morningstar Inc 1,648 416
Paylocity Holding Corp
(d)
2,916 605
PayPal Holdings Inc
(d)
1,406,567 387,552
Robert Half International Inc 7,496 736
Rollins Inc 16,420 629
S&P Global Inc 102,458 43,926
Sabre Corp
(d)
24,680 291
Shift4 Payments Inc
(d)
3,340 298
Square Inc
(d)
30,424 7,523
StoneCo Ltd
(d)
15,990 941
TransUnion 10,175 1,222
United Rentals Inc
(d)
1,952 643
Verisk Analytics Inc 7,871 1,495
WEX Inc
(d)
2,331 442
$ 901,179
Computers - 3.70%
Accenture PLC - Class A 39,838 12,656
Apple Inc 3,018,007 440,207
Crowdstrike Holdings Inc
(d)
12,487 3,167
Dell Technologies Inc
(d)
10,398 1,005
EPAM Systems Inc
(d)
4,189 2,345
Fortinet Inc
(d)
285,553 77,739
Genpact Ltd 712 35
Globant SA
(d)
3,023 723
HP Inc 33,691 973
McAfee Corp 2,750 74
NCR Corp
(d)
3,369 149
NetApp Inc 11,482 914
Pure Storage Inc
(d)
19,408 379
Zscaler Inc
(d)
6,015 1,419
$ 541,785
Consumer Products - 0.03%
Avery Dennison Corp 3,419 720
Church & Dwight Co Inc 1,014 88
Clorox Co/The 7,844 1,419
Kimberly-Clark Corp 13,204 1,792
$ 4,019
Cosmetics & Personal Care - 1.48%
Colgate-Palmolive Co 34,469 2,740
Estee Lauder Cos Inc/The 639,553 213,502
$ 216,242
Distribution & Wholesale - 0.06%
Copart Inc
(d)
16,271 2,392
Fastenal Co 39,614 2,170
IAA Inc
(d)
10,491 634
Leslie's Inc
(d)
7,511 183
Pool Corp 3,030 1,448
SiteOne Landscape Supply Inc
(d)
1,786 312
WW Grainger Inc 3,001 1,334
$ 8,473
Diversified Financial Services - 4.18%
American Express Co 32,292 5,507
Ameriprise Financial Inc 5,070 1,306
Apollo Global Management Inc 13,890 818
Charles Schwab Corp/The 394,017 26,773
Credit Acceptance Corp
(d)
47 23
Discover Financial Services 13,043 1,622
LPL Financial Holdings Inc 6,194 874
Mastercard Inc 766,463 295,808
Raymond James Financial Inc 487 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Rocket Cos Inc 10,522 $ 181
Synchrony Financial 8,444 397
T Rowe Price Group Inc 5,804 1,185
Upstart Holdings Inc
(d)
955 115
UWM Holdings Corp
(g)
1,593 12
Visa Inc 1,074,062 264,638
Western Union Co/The 7,874 183
XP Inc
(d)
318,326 13,071
$ 612,576
Electric - 0.06%
Brookfield Renewable Corp 2,493 106
NextEra Energy Inc 101,534 7,910
NRG Energy Inc 8,593 354
$ 8,370
Electrical Components & Equipment - 0.02%
Generac Holdings Inc
(d)
4,772 2,001
Universal Display Corp 3,368 790
$ 2,791
Electronics - 0.11%
Agilent Technologies Inc 21,221 3,252
Allegion plc 5,315 726
Amphenol Corp 32,319 2,343
Coherent Inc
(d)
1,705 419
Honeywell International Inc 11,693 2,734
Jabil Inc 8,933 532
Keysight Technologies Inc
(d)
6,334 1,042
Mettler-Toledo International Inc
(d)
1,787 2,634
Vontier Corp 7,115 230
Waters Corp
(d)
4,424 1,724
$ 15,636
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
10,263 1,946
Plug Power Inc
(d)
38,945 1,062
$ 3,008
Engineering & Construction - 0.00%
Frontdoor Inc
(d)
4,555 223
TopBuild Corp
(d)
2,124 430
$ 653
Entertainment - 0.35%
Caesars Entertainment Inc
(d)
9,636 842
Churchill Downs Inc 2,867 533
DraftKings Inc
(d)
546,856 26,522
Live Nation Entertainment Inc
(d)
286,895 22,633
Madison Square Garden Sports Corp
(d)
563 92
Penn National Gaming Inc
(d)
764 52
Six Flags Entertainment Corp
(d)
2,297 95
Vail Resorts Inc
(d)
3,105 948
$ 51,717
Environmental Control - 0.01%
Waste Management Inc 5,227 775
Food - 0.04%
Beyond Meat Inc
(d),(g)
3,910 480
Hershey Co/The 9,771 1,748
Kellogg Co 8,698 551
Lamb Weston Holdings Inc 3,362 224
Pilgrim's Pride Corp
(d)
1,512 33
Sysco Corp 37,946 2,816
$ 5,852
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 4,466 623
MSA Safety Inc 818 134
$ 757
Healthcare - Products - 7.72%
10X Genomics Inc
(d)
6,506 1,192
Abbott Laboratories 67,662 8,186
ABIOMED Inc
(d)
3,450 1,129
Adaptive Biotechnologies Corp
(d)
7,542 277
Align Technology Inc
(d)
6,130 4,265

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Avantor Inc
(d)
1,458,373 $ 54,806
Bio-Techne Corp 3,009 1,451
Bruker Corp 7,960 655
Danaher Corp 214,789 63,898
Edwards Lifesciences Corp
(d)
1,879,504 211,012
Globus Medical Inc
(d)
305 25
IDEXX Laboratories Inc
(d)
6,588 4,470
Insulet Corp
(d)
5,146 1,439
Intuitive Surgical Inc
(d)
409,146 405,651
Masimo Corp
(d)
2,823 769
Natera Inc
(d)
5,674 650
Novocure Ltd
(d)
7,965 1,227
Penumbra Inc
(d),(g)
2,615 696
Repligen Corp
(d)
4,012 986
ResMed Inc 10,080 2,740
STERIS PLC 1,052 229
Stryker Corp 440,909 119,460
Tandem Diabetes Care Inc
(d)
4,456 484
Teleflex Inc 644 256
Thermo Fisher Scientific Inc 448,293 242,082
West Pharmaceutical Services Inc 5,721 2,356
$ 1,130,391
Healthcare - Services - 2.08%
agilon health Inc
(d)
3,656 134
Amedisys Inc
(d)
2,206 575
Anthem Inc 71,365 27,405
Catalent Inc
(d)
2,969 356
Centene Corp
(d)
426,336 29,251
Charles River Laboratories International Inc
(d)
3,634 1,479
Chemed Corp 322 153
DaVita Inc
(d)
3,827 460
Encompass Health Corp 4,351 362
HCA Healthcare Inc 295,862 73,433
Humana Inc 106,877 45,515
IQVIA Holdings Inc
(d)
7,334 1,817
Molina Healthcare Inc
(d)
683 186
Oak Street Health Inc
(d)
7,291 460
PPD Inc
(d)
5,098 235
Sotera Health Co
(d)
6,094 144
Syneos Health Inc
(d)
1,020 91
UnitedHealth Group Inc 296,302 122,142
$ 304,198
Home Builders - 0.02%
DR Horton Inc 10,691 1,020
NVR Inc
(d)
171 893
PulteGroup Inc 5,930 325
Thor Industries Inc 1,685 200
Toll Brothers Inc 3,539 210
$ 2,648
Home Furnishings - 0.00%
Tempur Sealy International Inc 14,158 613
Housewares - 0.00%
Scotts Miracle-Gro Co/The 3,202 567
Insurance - 0.03%
Alleghany Corp
(d)
109 72
Aon PLC 10,265 2,669
Arch Capital Group Ltd
(d)
7,226 282
Brown & Brown Inc 1,087 59
Erie Indemnity Co 1,350 250
Everest Re Group Ltd 699 177
GoHealth Inc
(d)
3,181 28
Lemonade Inc
(d),(g)
308 27
Lincoln National Corp 2,240 138
Markel Corp
(d)
175 211
Marsh & McLennan Cos Inc 4,670 687
RenaissanceRe Holdings Ltd 1,689 258
$ 4,858
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 26.63%
Airbnb Inc
(d)
149,241 $ 21,492
Alibaba Group Holding Ltd ADR
(d)
298,397 58,244
Alphabet Inc - A Shares
(d)
170,804 460,236
Alphabet Inc - C Shares
(d)
208,515 563,913
Amazon.com Inc
(d)
255,704 850,877
Anaplan Inc
(d)
11,001 629
Booking Holdings Inc
(d)
28,584 62,263
CDW Corp/DE 10,894 1,997
Chewy Inc
(d)
1,780,620 149,038
Coupang Inc
(d),(g)
633,622 23,013
DoorDash Inc - Class A
(d)
62,135 10,830
eBay Inc 53,040 3,618
Etsy Inc
(d)
9,857 1,809
Expedia Group Inc
(d)
10,986 1,767
Facebook Inc
(d)
1,279,597 455,921
Farfetch Ltd
(d)
502,046 25,162
FireEye Inc
(d)
5,339 108
GoDaddy Inc
(d)
1,334 112
IAC/InterActiveCorp
(d)
220,545 30,279
Lyft Inc
(d)
21,822 1,207
Match Group Inc
(d)
1,590,036 253,246
Netflix Inc
(d)
233,005 120,596
NortonLifeLock Inc 11,334 281
Okta Inc
(d)
9,667 2,395
Opendoor Technologies Inc
(d),(g)
5,413 80
Palo Alto Networks Inc
(d)
7,419 2,960
Pinterest Inc
(d)
2,870,682 169,083
Proofpoint Inc
(d)
4,414 771
Roku Inc
(d)
8,969 3,841
Sea Ltd ADR
(d)
72,338 19,977
Shopify Inc
(d)
163,379 245,057
Snap Inc Class A
(d)
2,399,007 178,534
Spotify Technology SA
(d)
315,592 72,167
Tencent Holdings Ltd ADR
(g)
1,228,426 75,180
TripAdvisor Inc
(d)
4,691 178
Twitter Inc
(d)
6,374 445
Uber Technologies Inc
(d)
107,593 4,676
Vimeo Inc
(d)
472,729 21,178
Wayfair Inc
(d)
3,255 786
Wix.com Ltd
(d)
4,148 1,239
Zendesk Inc
(d)
9,152 1,195
Zillow Group Inc - A Shares
(d)
4,621 495
Zillow Group Inc - C Shares
(d)
12,758 1,356
$ 3,898,231
Iron & Steel - 0.00%
Steel Dynamics Inc 2,918 188
Leisure Products & Services - 0.03%
Brunswick Corp/DE 774 81
Peloton Interactive Inc
(d)
20,548 2,426
Planet Fitness Inc
(d)
4,458 336
Polaris Inc 3,114 408
Virgin Galactic Holdings Inc
(d),(g)
10,280 308
YETI Holdings Inc
(d)
6,656 641
$ 4,200
Lodging - 0.05%
Boyd Gaming Corp
(d)
1,359 77
Choice Hotels International Inc 2,708 325
Hilton Worldwide Holdings Inc
(d)
14,288 1,878
Las Vegas Sands Corp
(d)
25,740 1,090
Marriott International Inc/MD
(d)
21,175 3,091
Travel + Leisure Co 4,383 227
Wyndham Hotels & Resorts Inc 4,501 324
Wynn Resorts Ltd
(d)
8,222 809
$ 7,821
Machinery - Construction & Mining - 0.06%
BWX Technologies Inc 5,565 320
Caterpillar Inc 36,799 7,608
Vertiv Holdings Co 21,877 613
$ 8,541

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.46%
AGCO Corp 475 $ 63
Cognex Corp 13,304 1,203
Deere & Co 21,963 7,942
Graco Inc 8,111 633
IDEX Corp 661,847 150,034
Ingersoll Rand Inc
(d)
1,022,310 49,960
Middleby Corp/The
(d)
1,289 247
Nordson Corp 773 175
Rockwell Automation Inc 5,484 1,686
Toro Co/The 7,908 899
Xylem Inc/NY 9,181 1,155
$ 213,997
Media - 0.07%
Altice USA Inc
(d)
11,645 358
Cable One Inc 224 423
Charter Communications Inc
(d)
9,701 7,218
FactSet Research Systems Inc 2,542 908
Nexstar Media Group Inc 219 32
Walt Disney Co/The
(d)
7,213 1,270
World Wrestling Entertainment Inc 2,992 148
$ 10,357
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 4,376 534
Mining - 0.01%
Freeport-McMoRan Inc 33,383 1,272
Southern Copper Corp 5,973 392
$ 1,664
Miscellaneous Manufacturers - 0.07%
3M Co 6,580 1,303
Axon Enterprise Inc
(d)
4,970 925
Carlisle Cos Inc 1,529 309
Donaldson Co Inc 1,169 77
Illinois Tool Works Inc 21,978 4,982
Parker-Hannifin Corp 1,661 518
Trane Technologies PLC 9,047 1,842
$ 9,956
Office & Business Equipment - 0.02%
Zebra Technologies Corp
(d)
4,143 2,289
Oil & Gas - 0.02%
Cabot Oil & Gas Corp 3,627 58
Cimarex Energy Co 1,563 102
Continental Resources Inc/OK 519 18
Diamondback Energy Inc 6,662 514
EOG Resources Inc 5,405 394
Hess Corp 1,467 112
Occidental Petroleum Corp 8,353 218
Pioneer Natural Resources Co 7,493 1,089
Texas Pacific Land Corp 457 682
$ 3,187
Oil & Gas Services - 0.00%
Halliburton Co 3,651 76
Packaging & Containers - 0.01%
Ball Corp 7,407 599
Crown Holdings Inc 1,241 124
Graphic Packaging Holding Co 6,192 119
Sealed Air Corp 6,403 363
$ 1,205
Pharmaceuticals - 4.28%
AbbVie Inc 137,650 16,009
Becton Dickinson and Co 152,695 39,052
Cardinal Health Inc 13,362 793
Cigna Corp 519,012 119,108
Dexcom Inc
(d)
445,151 229,479
Eli Lilly & Co 52,173 12,704
Herbalife Nutrition Ltd
(d)
1,377 70
McKesson Corp 1,788 365
Neurocrine Biosciences Inc
(d)
7,310 681
Sarepta Therapeutics Inc
(d)
5,914 401
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 1,024,823 $ 207,732
$ 626,394
Pipelines - 0.01%
Cheniere Energy Inc
(d)
18,232 1,549
New Fortress Energy Inc 2,058 62
$ 1,611
Private Equity - 0.05%
Ares Management Corp 9,403 673
Blackstone Group Inc/The 53,039 6,114
$ 6,787
Real Estate - 0.00%
CBRE Group Inc
(d)
1,377 133
REITs - 1.59%
American Tower Corp 35,163 9,944
CoreSite Realty Corp 2,590 358
Crown Castle International Corp 33,559 6,480
Equinix Inc 4,943 4,055
Equity LifeStyle Properties Inc 7,139 598
Extra Space Storage Inc 909 158
Iron Mountain Inc 15,693 687
Lamar Advertising Co 5,858 625
Public Storage 8,966 2,802
SBA Communications Corp 600,364 204,718
Simon Property Group Inc 22,062 2,791
$ 233,216
Retail - 4.80%
AutoZone Inc
(d)
368 597
Best Buy Co Inc 4,475 503
Burlington Stores Inc
(d)
4,865 1,629
CarMax Inc
(d)
1,087 146
Carvana Co
(d)
168,045 56,726
Chipotle Mexican Grill Inc
(d)
24,042 44,800
Costco Wholesale Corp 361,248 155,235
Darden Restaurants Inc 6,871 1,002
Dollar General Corp 320,270 74,508
Domino's Pizza Inc 2,048 1,076
Five Below Inc
(d)
4,287 833
Floor & Decor Holdings Inc
(d)
7,919 966
Freshpet Inc
(d)
3,174 465
GameStop Corp
(d),(g)
4,602 741
Home Depot Inc/The 83,784 27,497
L Brands Inc 10,587 848
Lithia Motors Inc 204 77
Lowe's Cos Inc 55,916 10,774
Lululemon Athletica Inc
(d)
468,948 187,659
McDonald's Corp 10,356 2,514
Nordstrom Inc
(d)
7,246 240
O'Reilly Automotive Inc
(d)
1,639 990
Petco Health & Wellness Co Inc
(d),(g)
366 8
RH
(d)
1,335 887
Ross Stores Inc 853,561 104,723
Starbucks Corp 91,803 11,148
Target Corp 17,351 4,529
TJX Cos Inc/The 93,946 6,464
Tractor Supply Co 8,949 1,619
Ulta Beauty Inc
(d)
4,188 1,406
Vroom Inc
(d)
2,239 83
Wendy's Co/The 13,864 322
Williams-Sonoma Inc 4,427 672
Yum China Holdings Inc 2,554 159
Yum! Brands Inc 1,973 259
$ 702,105
Savings & Loans - 0.00%
Sterling Bancorp/DE 1,172 25
Semiconductors - 3.41%
Advanced Micro Devices Inc
(d)
471,442 50,063
Allegro MicroSystems Inc
(d)
3,995 109
Analog Devices Inc 4,216 706

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Applied Materials Inc 71,323 $ 9,980
ASML Holding NV - NY Reg Shares 157,138 120,484
Broadcom Inc 31,103 15,097
Brooks Automation Inc 4,692 418
Entegris Inc 10,476 1,264
IPG Photonics Corp
(d)
202 44
KLA Corp 11,941 4,157
Lam Research Corp 11,098 7,074
Maxim Integrated Products Inc 19,730 1,971
Microchip Technology Inc 16,357 2,341
Micron Technology Inc 12,045 934
MKS Instruments Inc 3,630 568
Monolithic Power Systems Inc 3,487 1,566
NVIDIA Corp 186,404 36,347
NXP Semiconductors NV 1,057,477 218,253
ON Semiconductor Corp
(d)
17,825 696
QUALCOMM Inc 87,889 13,166
Skyworks Solutions Inc 6,058 1,118
Teradyne Inc 12,935 1,643
Texas Instruments Inc 44,617 8,505
Xilinx Inc 19,146 2,869
$ 499,373
Software - 22.14%
Adobe Inc
(d)
419,761 260,936
Alteryx Inc
(d)
4,573 354
ANSYS Inc
(d)
2,821 1,039
Aspen Technology Inc
(d)
5,316 778
Atlassian Corp PLC
(d)
10,280 3,342
Autodesk Inc
(d)
757,177 243,152
Bentley Systems Inc
(g)
10,490 638
Bill.com Holdings Inc
(d)
5,837 1,207
Broadridge Financial Solutions Inc 8,173 1,418
C3.ai Inc
(d)
382 19
Cadence Design Systems Inc
(d)
21,393 3,159
CDK Global Inc 1,469 70
Citrix Systems Inc 3,430 346
Cloudflare Inc
(d)
18,445 2,188
Coupa Software Inc
(d)
5,694 1,236
Datadog Inc
(d)
17,637 1,952
DocuSign Inc
(d)
14,847 4,425
DoubleVerify Holdings Inc
(d),(g)
1,184 41
Dropbox Inc - A Shares
(d)
23,716 747
Duck Creek Technologies Inc
(d)
1,244 55
Dynatrace Inc
(d)
13,468 860
Elastic NV
(d)
5,314 787
Electronic Arts Inc 1,056,523 152,097
Everbridge Inc
(d)
2,892 408
Fair Isaac Corp
(d)
2,172 1,138
Fidelity National Information Services Inc 203,464 30,326
Fiserv Inc
(d)
3,170 365
Five9 Inc
(d)
5,204 1,048
HubSpot Inc
(d)
3,469 2,068
Intuit Inc 880,754 466,773
Jack Henry & Associates Inc 1,500 261
Jamf Holding Corp
(d)
3,484 114
Manhattan Associates Inc
(d)
2,625 419
Medallia Inc
(d)
4,407 149
Microsoft Corp 3,457,283 985,015
MongoDB Inc
(d)
99,308 35,643
MSCI Inc 4,426 2,638
nCino Inc
(d)
3,659 233
New Relic Inc
(d)
4,256 294
Nuance Communications Inc
(d)
8,424 462
Nutanix Inc
(d)
14,983 540
Oracle Corp 126,405 11,015
Palantir Technologies Inc
(d)
126,441 2,745
Paychex Inc 21,861 2,488
Paycom Software Inc
(d)
3,945 1,578
Pegasystems Inc 2,989 382
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Playtika Holding Corp
(d)
5,918 $ 132
PTC Inc
(d)
8,202 1,111
RingCentral Inc
(d)
6,240 1,668
Roper Technologies Inc 338,518 166,327
salesforce.com Inc
(d)
511,337 123,707
ServiceNow Inc
(d)
554,674 326,087
Skillz Inc
(d),(g)
22,908 323
Smartsheet Inc
(d)
9,322 676
Snowflake Inc - Class A
(d)
36,819 9,784
Splunk Inc
(d)
373,258 52,995
Stripe Inc - Class B
(d),(e),(f)
114,126 4,579
Synopsys Inc
(d)
184,078 53,013
Take-Two Interactive Software Inc
(d)
1,770 307
Teradata Corp
(d)
7,233 359
Twilio Inc
(d)
3,544 1,324
Tyler Technologies Inc
(d)
2,714 1,337
UIPATH Inc - Class A
(d),(f)
532,928 33,340
Unity Software Inc
(d)
11,450 1,227
Veeva Systems Inc
(d)
496,675 165,249
VMware Inc
(d),(g)
2,322 357
Workday Inc
(d)
78,711 18,450
Zoom Video Communications Inc
(d)
137,346 51,931
Zynga Inc
(d)
36,978 373
$ 3,241,604
Telecommunications - 0.02%
Arista Networks Inc
(d)
4,189 1,593
CommScope Holding Co Inc
(d)
15,611 330
Corning Inc 20,018 838
Switch Inc 8,913 184
Ubiquiti Inc 455 143
$ 3,088
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
27,125 589
Transportation - 0.29%
CH Robinson Worldwide Inc 2,023 181
Expeditors International of Washington Inc 9,545 1,224
FedEx Corp 8,306 2,325
JB Hunt Transport Services Inc 5,808 978
Kansas City Southern 1,882 504
Landstar System Inc 2,611 410
Norfolk Southern Corp 59,527 15,348
Old Dominion Freight Line Inc 7,327 1,972
Union Pacific Corp 32,709 7,156
United Parcel Service Inc 56,385 10,790
XPO Logistics Inc
(d)
6,146 852
$ 41,740
TOTAL COMMON STOCKS $ 14,159,478
Total Investments $ 14,679,138
Other Assets and Liabilities -  (0.27)% (39,714)
TOTAL NET ASSETS - 100.00% $ 14,639,424
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $66,911 or 0.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $64,204 or 0.44% of net assets.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 29.35%
Communications 26.78%
Consumer, Non-cyclical 23.57%
Consumer, Cyclical 8.27%
Financial 5.86%
Industrial 3.19%
Money Market Funds 1.50%
Basic Materials 1.39%
Investment Companies 0.25%
Utilities 0.06%
Energy 0.05%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 95,143 $ 2,426,649 $ 2,327,958 $ 193,834
$ 95,143 $ 2,426,649 $ 2,327,958 $ 193,834
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation   0.00% 03/01/2019 $ 3,02 6 $ 6,683 0.04%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 103 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 30 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,612 0.03%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,660 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 86,211 0.59%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 126,030 0.86%
Rivian Automotive Series F   0.00% 01/19/2021 12,918 24,900 0.17%
Sila Nano Series F   0.00% 01/07/2021 4,277 4,277 0.03%
Stripe Inc - Class B 12/17/2019 1,791 4,579 0.03%
UIPATH Inc - Class A 04/21/2021 11,415 33,340 0.23%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.03%
Total $ 301,898 2.06%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 329 $ 72,207 $ 1,244
Total $ 1,244
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .47 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Core S&P 500 ETF 47,300 $ 20,831
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
817,698 818
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
190,525,800 190,526
$ 191,344
TOTAL INVESTMENT COMPANIES $ 212,175
COMMON STOCKS - 96 .20 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 62,151 $ 2,198
Omnicom Group Inc 33,981 2,474
$ 4,672
Aerospace & Defense - 1 .45%
Boeing Co/The
(d)
86,853 19,670
General Dynamics Corp 36,166 7,090
Howmet Aerospace Inc 61,759 2,027
L3Harris Technologies Inc 32,387 7,343
Lockheed Martin Corp 38,643 14,362
Northrop Grumman Corp 23,651 8,586
Raytheon Technologies Corp 239,378 20,814
Teledyne Technologies Inc
(d)
7,337 3,322
TransDigm Group Inc
(d)
8,672 5,560
$ 88,774
Agriculture - 0 .72%
Altria Group Inc 292,393 14,046
Archer-Daniels-Midland Co 88,272 5,272
Philip Morris International Inc 246,240 24,646
$ 43,964
Airlines - 0 .23%
Alaska Air Group Inc
(d)
19,667 1,141
American Airlines Group Inc
(d)
101,335 2,065
Delta Air Lines Inc
(d)
101,060 4,032
Southwest Airlines Co
(d)
93,434 4,720
United Airlines Holdings Inc
(d)
51,123 2,389
$ 14,347
Apparel - 0 .72%
Hanesbrands Inc 55,158 1,007
NIKE Inc 201,436 33,743
PVH Corp
(d)
11,259 1,178
Ralph Lauren Corp 7,623 865
Tapestry Inc
(d)
44,058 1,864
Under Armour Inc - Class A
(d)
29,801 609
Under Armour Inc - Class C
(d)
31,044 544
VF Corp 50,805 4,075
$ 43,885
Automobile Manufacturers - 1 .86%
Cummins Inc 23,100 5,362
Ford Motor Co
(d)
619,466 8,642
General Motors Co
(d)
201,694 11,464
PACCAR Inc 54,848 4,552
Tesla Inc
(d)
121,760 83,673
$ 113,693
Automobile Parts & Equipment - 0 .15%
Aptiv PLC
(d)
42,731 7,130
BorgWarner Inc 37,894 1,856
$ 8,986
Banks - 4 .84%
Bank of America Corp 1,191,443 45,704
Bank of New York Mellon Corp/The 127,469 6,543
Citigroup Inc 326,584 22,084
Citizens Financial Group Inc 67,294 2,837
Comerica Inc 22,058 1,514
Fifth Third Bancorp 111,225 4,036
First Republic Bank/CA 27,805 5,422
Goldman Sachs Group Inc/The 53,753 20,151
Huntington Bancshares Inc/OH 233,119 3,282
JPMorgan Chase & Co 478,272 72,592
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 153,337 $ 3,015
M&T Bank Corp 20,326 2,721
Morgan Stanley 235,172 22,572
Northern Trust Corp 32,885 3,711
PNC Financial Services Group Inc/The 67,125 12,244
Regions Financial Corp 151,878 2,924
State Street Corp 54,947 4,788
SVB Financial Group
(d)
8,581 4,719
Truist Financial Corp 212,480 11,565
US Bancorp 214,180 11,896
Wells Fargo & Co 653,083 30,003
Zions Bancorp NA 25,883 1,350
$ 295,673
Beverages - 1 .38%
Brown-Forman Corp - B Shares 28,858 2,046
Coca-Cola Co/The 613,102 34,965
Constellation Brands Inc 26,701 5,990
Molson Coors Beverage Co 29,759 1,455
Monster Beverage Corp
(d)
58,457 5,514
PepsiCo Inc 218,290 34,261
$ 84,231
Biotechnology - 1 .62%
Amgen Inc 90,778 21,927
Biogen Inc
(d)
23,787 7,772
Bio-Rad Laboratories Inc
(d)
3,405 2,518
Corteva Inc 116,460 4,982
Gilead Sciences Inc 198,155 13,532
Illumina Inc
(d)
23,067 11,436
Incyte Corp
(d)
29,534 2,284
Moderna Inc
(d)
48,129 17,018
Regeneron Pharmaceuticals Inc
(d)
16,542 9,505
Vertex Pharmaceuticals Inc
(d)
40,900 8,245
$ 99,219
Building Materials - 0 .44%
Carrier Global Corp 129,059 7,130
Fortune Brands Home & Security Inc 21,873 2,132
Johnson Controls International plc 113,239 8,087
Martin Marietta Materials Inc 9,853 3,580
Masco Corp 40,098 2,394
Vulcan Materials Co 20,960 3,773
$ 27,096
Chemicals - 1 .63%
Air Products and Chemicals Inc 34,966 10,176
Albemarle Corp 18,441 3,800
Celanese Corp 17,796 2,772
CF Industries Holdings Inc 33,892 1,602
Dow Inc 118,020 7,336
DuPont de Nemours Inc 84,077 6,310
Eastman Chemical Co 21,568 2,431
Ecolab Inc 39,303 8,679
FMC Corp 20,362 2,178
International Flavors & Fragrances Inc 39,328 5,924
Linde PLC 82,191 25,265
LyondellBasell Industries NV 40,676 4,040
Mosaic Co/The 54,603 1,705
PPG Industries Inc 37,459 6,125
Sherwin-Williams Co/The 37,817 11,006
$ 99,349
Commercial Services - 2 .33%
Automatic Data Processing Inc 67,230 14,094
Cintas Corp 13,942 5,496
Equifax Inc 19,228 5,011
FleetCor Technologies Inc
(d)
13,168 3,400
Gartner Inc
(d)
13,600 3,600
Global Payments Inc 46,642 9,021
IHS Markit Ltd 59,187 6,915
MarketAxess Holdings Inc 6,001 2,852
Moody's Corp 25,435 9,564
Nielsen Holdings PLC 56,640 1,342

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
185,600 $ 51,138
Quanta Services Inc 22,015 2,001
Robert Half International Inc 17,819 1,750
Rollins Inc 34,988 1,341
S&P Global Inc 38,060 16,317
United Rentals Inc
(d)
11,435 3,768
Verisk Analytics Inc 25,610 4,864
$ 142,474
Computers - 7 .30%
Accenture PLC - Class A 100,428 31,904
Apple Inc 2,478,372 361,495
Cognizant Technology Solutions Corp 83,330 6,127
DXC Technology Co
(d)
40,258 1,610
Fortinet Inc
(d)
21,416 5,830
Hewlett Packard Enterprise Co 206,329 2,992
HP Inc 189,794 5,479
International Business Machines Corp 141,172 19,900
Leidos Holdings Inc 21,004 2,235
NetApp Inc 35,169 2,799
Seagate Technology Holdings PLC 31,460 2,765
Western Digital Corp
(d)
48,417 3,144
$ 446,280
Consumer Products - 0 .28%
Avery Dennison Corp 13,114 2,763
Church & Dwight Co Inc 38,747 3,355
Clorox Co/The 19,651 3,554
Kimberly-Clark Corp 53,315 7,236
$ 16,908
Cosmetics & Personal Care - 1 .27%
Colgate-Palmolive Co 133,660 10,626
Estee Lauder Cos Inc/The 36,638 12,231
Procter & Gamble Co/The 386,810 55,016
$ 77,873
Distribution & Wholesale - 0 .30%
Copart Inc
(d)
32,892 4,835
Fastenal Co 90,742 4,970
LKQ Corp
(d)
43,922 2,229
Pool Corp 6,341 3,030
WW Grainger Inc 6,916 3,075
$ 18,139
Diversified Financial Services - 3 .94%
American Express Co 102,805 17,531
Ameriprise Financial Inc 18,313 4,717
BlackRock Inc 22,411 19,434
Capital One Financial Corp 71,334 11,535
Cboe Global Markets Inc 16,856 1,997
Charles Schwab Corp/The 236,969 16,102
CME Group Inc 56,735 12,035
Discover Financial Services 48,172 5,989
Franklin Resources Inc 43,029 1,271
Intercontinental Exchange Inc 88,914 10,655
Invesco Ltd 59,783 1,457
Mastercard Inc 138,213 53,342
Nasdaq Inc 18,149 3,389
Raymond James Financial Inc 19,324 2,502
Synchrony Financial 85,459 4,018
T Rowe Price Group Inc 35,843 7,318
Visa Inc 267,298 65,860
Western Union Co/The 64,661 1,501
$ 240,653
Electric - 2 .25%
AES Corp/The 105,267 2,495
Alliant Energy Corp 39,520 2,313
Ameren Corp 40,376 3,388
American Electric Power Co Inc 78,957 6,958
CenterPoint Energy Inc 91,715 2,335
CMS Energy Corp 45,733 2,826
Consolidated Edison Inc 54,162 3,996
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 127,426 $ 9,540
DTE Energy Co 30,607 3,591
Duke Energy Corp 121,532 12,774
Edison International 59,949 3,267
Entergy Corp 31,703 3,263
Evergy Inc 36,223 2,362
Eversource Energy 54,265 4,681
Exelon Corp 154,388 7,225
FirstEnergy Corp 85,933 3,293
NextEra Energy Inc 309,898 24,141
NRG Energy Inc 38,669 1,595
Pinnacle West Capital Corp 17,814 1,488
PPL Corp 121,565 3,449
Public Service Enterprise Group Inc 79,802 4,966
Sempra Energy 49,779 6,504
Southern Co/The 167,258 10,683
WEC Energy Group Inc 49,837 4,692
Xcel Energy Inc 85,033 5,804
$ 137,629
Electrical Components & Equipment - 0 .31%
AMETEK Inc 36,484 5,073
Emerson Electric Co 94,749 9,559
Generac Holdings Inc
(d)
9,946 4,171
$ 18,803
Electronics - 1 .22%
Agilent Technologies Inc 47,943 7,346
Allegion plc 14,217 1,942
Amphenol Corp 94,422 6,845
Fortive Corp 53,485 3,886
Garmin Ltd 23,679 3,723
Honeywell International Inc 109,736 25,655
Keysight Technologies Inc
(d)
29,107 4,790
Mettler-Toledo International Inc
(d)
3,677 5,419
TE Connectivity Ltd 52,175 7,694
Trimble Inc
(d)
39,651 3,390
Waters Corp
(d)
9,749 3,800
$ 74,490
Energy - Alternate Sources - 0 .07%
Enphase Energy Inc
(d)
21,439 4,065
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 20,573 2,782
Entertainment - 0 .10%
Caesars Entertainment Inc
(d)
32,973 2,880
Live Nation Entertainment Inc
(d)
22,825 1,801
Penn National Gaming Inc
(d)
23,468 1,605
$ 6,286
Environmental Control - 0 .24%
Pentair PLC 26,259 1,935
Republic Services Inc 33,267 3,937
Waste Management Inc 61,360 9,097
$ 14,969
Food - 0 .94%
Campbell Soup Co 32,075 1,402
Conagra Brands Inc 75,831 2,540
General Mills Inc 96,374 5,673
Hershey Co/The 23,127 4,137
Hormel Foods Corp 44,535 2,066
J M Smucker Co/The 17,314 2,270
Kellogg Co 39,811 2,522
Kraft Heinz Co/The 102,422 3,940
Kroger Co/The 119,620 4,869
Lamb Weston Holdings Inc 23,111 1,543
McCormick & Co Inc/MD 39,341 3,311
Mondelez International Inc 221,939 14,040
Sysco Corp 80,827 5,997
Tyson Foods Inc 46,572 3,328
$ 57,638

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 61,894 $ 3,575
Gas - 0 .06%
Atmos Energy Corp 20,645 2,035
NiSource Inc 61,968 1,535
$ 3,570
Hand & Machine Tools - 0 .11%
Snap-on Inc 8,545 1,862
Stanley Black & Decker Inc 25,515 5,028
$ 6,890
Healthcare - Products - 3 .94%
Abbott Laboratories 280,728 33,963
ABIOMED Inc
(d)
7,156 2,341
Align Technology Inc
(d)
11,377 7,916
Baxter International Inc 79,450 6,145
Boston Scientific Corp
(d)
224,496 10,237
Cooper Cos Inc/The 7,780 3,281
Danaher Corp 100,298 29,838
DENTSPLY SIRONA Inc 34,495 2,278
Edwards Lifesciences Corp
(d)
98,217 11,027
Henry Schein Inc
(d)
22,230 1,782
Hologic Inc
(d)
40,485 3,038
IDEXX Laboratories Inc
(d)
13,474 9,143
Intuitive Surgical Inc
(d)
18,708 18,548
Medtronic PLC 212,568 27,912
PerkinElmer Inc 17,709 3,227
ResMed Inc 22,991 6,249
STERIS PLC 15,426 3,362
Stryker Corp 51,786 14,031
Teleflex Inc 7,383 2,934
Thermo Fisher Scientific Inc 62,097 33,533
West Pharmaceutical Services Inc 11,664 4,802
Zimmer Biomet Holdings Inc 32,939 5,383
$ 240,970
Healthcare - Services - 2 .07%
Anthem Inc 38,683 14,855
Catalent Inc
(d)
26,913 3,224
Centene Corp
(d)
92,069 6,317
Charles River Laboratories International Inc
(d)
7,939 3,230
DaVita Inc
(d)
11,075 1,332
HCA Healthcare Inc 41,523 10,306
Humana Inc 20,383 8,680
IQVIA Holdings Inc
(d)
30,281 7,501
Laboratory Corp of America Holdings
(d)
15,426 4,568
Quest Diagnostics Inc 20,641 2,927
UnitedHealth Group Inc 149,102 61,463
Universal Health Services Inc 12,319 1,976
$ 126,379
Home Builders - 0 .24%
DR Horton Inc 51,830 4,946
Lennar Corp - A Shares 43,568 4,581
NVR Inc
(d)
541 2,826
PulteGroup Inc 41,787 2,293
$ 14,646
Home Furnishings - 0 .05%
Leggett & Platt Inc 21,050 1,011
Whirlpool Corp 9,895 2,192
$ 3,203
Housewares - 0 .02%
Newell Brands Inc 59,803 1,480
Insurance - 3 .12%
Aflac Inc 99,869 5,493
Allstate Corp/The 47,296 6,151
American International Group Inc 135,583 6,420
Aon PLC 35,651 9,270
Arthur J Gallagher & Co 32,371 4,510
Assurant Inc 9,569 1,510
Berkshire Hathaway Inc - Class B
(d)
299,457 83,336
Chubb Ltd 71,048 11,989
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 23,670 $ 2,790
Everest Re Group Ltd 6,333 1,601
Globe Life Inc 14,980 1,395
Hartford Financial Services Group Inc/The 56,434 3,590
Lincoln National Corp 28,275 1,742
Loews Corp 35,345 1,896
Marsh & McLennan Cos Inc 80,345 11,828
MetLife Inc 117,566 6,784
Principal Financial Group Inc 39,970 2,483
Progressive Corp/The 92,451 8,798
Prudential Financial Inc 62,251 6,243
Travelers Cos Inc/The 39,736 5,917
Unum Group 32,269 884
W R Berkley Corp 22,139 1,620
Willis Towers Watson PLC 20,377 4,199
$ 190,449
Internet - 11 .37%
Alphabet Inc - A Shares
(d)
47,516 128,033
Alphabet Inc - C Shares
(d)
44,990 121,672
Amazon.com Inc
(d)
67,728 225,371
Booking Holdings Inc
(d)
6,486 14,128
CDW Corp/DE 22,152 4,062
eBay Inc 102,254 6,975
Etsy Inc
(d)
20,081 3,685
Expedia Group Inc
(d)
22,347 3,595
F5 Networks Inc
(d)
9,419 1,945
Facebook Inc
(d)
378,565 134,883
Netflix Inc
(d)
70,055 36,258
NortonLifeLock Inc 91,630 2,274
Twitter Inc
(d)
126,099 8,796
VeriSign Inc
(d)
15,659 3,388
$ 695,065
Iron & Steel - 0 .08%
Nucor Corp 47,278 4,918
Leisure Products & Services - 0 .11%
Carnival Corp
(d)
126,127 2,731
Norwegian Cruise Line Holdings Ltd
(d)
58,447 1,404
Royal Caribbean Cruises Ltd
(d)
34,589 2,659
$ 6,794
Lodging - 0 .30%
Hilton Worldwide Holdings Inc
(d)
44,006 5,784
Las Vegas Sands Corp
(d)
51,902 2,198
Marriott International Inc/MD
(d)
42,188 6,159
MGM Resorts International 64,328 2,414
Wynn Resorts Ltd
(d)
16,628 1,635
$ 18,190
Machinery - Construction & Mining - 0 .29%
Caterpillar Inc 86,547 17,894
Machinery - Diversified - 0 .73%
Deere & Co 49,286 17,821
Dover Corp 22,739 3,800
IDEX Corp 11,996 2,719
Ingersoll Rand Inc
(d)
58,981 2,883
Otis Worldwide Corp 63,736 5,708
Rockwell Automation Inc 18,339 5,638
Westinghouse Air Brake Technologies Corp 28,069 2,382
Xylem Inc/NY 28,448 3,580
$ 44,531
Media - 1 .99%
Charter Communications Inc
(d)
21,761 16,191
Comcast Corp - Class A 724,382 42,616
Discovery Inc - A Shares
(d),(e)
26,646 773
Discovery Inc - C Shares
(d)
47,466 1,287
DISH Network Corp
(d)
39,255 1,645
Fox Corp - A Shares 51,656 1,842
Fox Corp - B Shares 24,011 798
News Corp - A Shares 61,804 1,522
News Corp - B Shares 19,239 452

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
ViacomCBS Inc - Class B 95,679 $ 3,916
Walt Disney Co/The
(d)
287,065 50,529
$ 121,571
Mining - 0 .27%
Freeport-McMoRan Inc 231,545 8,822
Newmont Corp 126,579 7,952
$ 16,774
Miscellaneous Manufacturers - 1 .22%
3M Co 91,585 18,128
A O Smith Corp 21,246 1,494
Eaton Corp PLC 62,960 9,951
General Electric Co 1,386,982 17,962
Illinois Tool Works Inc 45,417 10,295
Parker-Hannifin Corp 20,390 6,362
Textron Inc 35,662 2,461
Trane Technologies PLC 37,784 7,693
$ 74,346
Office & Business Equipment - 0 .08%
Zebra Technologies Corp
(d)
8,454 4,671
Oil & Gas - 2 .02%
APA Corp 59,717 1,120
Cabot Oil & Gas Corp 63,144 1,010
Chevron Corp 305,365 31,089
ConocoPhillips 213,203 11,952
Devon Energy Corp 94,113 2,432
Diamondback Energy Inc 28,596 2,206
EOG Resources Inc 92,206 6,718
Exxon Mobil Corp 668,878 38,507
Hess Corp 43,368 3,315
Marathon Oil Corp 124,512 1,443
Marathon Petroleum Corp 103,116 5,694
Occidental Petroleum Corp 132,727 3,464
Phillips 66 69,180 5,080
Pioneer Natural Resources Co 36,616 5,323
Valero Energy Corp 64,581 4,325
$ 123,678
Oil & Gas Services - 0 .21%
Baker Hughes Co 114,929 2,441
Halliburton Co 140,571 2,907
NOV Inc
(d)
61,719 852
Schlumberger NV 220,929 6,370
$ 12,570
Packaging & Containers - 0 .21%
Amcor PLC 243,597 2,816
Ball Corp 51,862 4,194
Packaging Corp of America 15,008 2,124
Sealed Air Corp 24,015 1,363
Westrock Co 42,044 2,069
$ 12,566
Pharmaceuticals - 5 .03%
AbbVie Inc 279,053 32,454
AmerisourceBergen Corp 23,366 2,855
Becton Dickinson and Co 45,947 11,751
Bristol-Myers Squibb Co 352,951 23,955
Cardinal Health Inc 45,843 2,722
Cigna Corp 54,216 12,442
CVS Health Corp 208,010 17,132
Dexcom Inc
(d)
15,279 7,876
Eli Lilly & Co 125,762 30,623
Johnson & Johnson 416,063 71,646
McKesson Corp 24,993 5,094
Merck & Co Inc 400,052 30,752
Organon & Co 39,977 1,160
Perrigo Co PLC 21,100 1,013
Pfizer Inc 884,407 37,861
Viatris Inc 190,961 2,687
Zoetis Inc 75,010 15,205
$ 307,228
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .23%
Kinder Morgan Inc 307,701 $ 5,348
ONEOK Inc 70,392 3,658
Williams Cos Inc/The 191,926 4,808
$ 13,814
Real Estate - 0 .08%
CBRE Group Inc
(d)
53,032 5,115
REITs - 2 .44%
Alexandria Real Estate Equities Inc 21,673 4,364
American Tower Corp 71,839 20,316
AvalonBay Communities Inc 22,056 5,025
Boston Properties Inc 22,439 2,634
Crown Castle International Corp 68,283 13,185
Digital Realty Trust Inc 44,489 6,858
Duke Realty Corp 59,245 3,014
Equinix Inc 14,153 11,611
Equity Residential 54,363 4,574
Essex Property Trust Inc 10,269 3,369
Extra Space Storage Inc 21,128 3,679
Federal Realty Investment Trust 11,179 1,314
Healthpeak Properties Inc 85,148 3,148
Host Hotels & Resorts Inc
(d)
111,557 1,777
Iron Mountain Inc 45,618 1,996
Kimco Realty Corp 68,484 1,461
Mid-America Apartment Communities Inc 18,088 3,493
Prologis Inc 116,880 14,965
Public Storage 24,051 7,515
Realty Income Corp 59,021 4,149
Regency Centers Corp 24,958 1,632
SBA Communications Corp 17,275 5,891
Simon Property Group Inc 51,906 6,567
UDR Inc 46,898 2,579
Ventas Inc 59,270 3,543
Vornado Realty Trust 24,805 1,079
Welltower Inc 65,966 5,730
Weyerhaeuser Co 118,372 3,993
$ 149,461
Retail - 4 .95%
Advance Auto Parts Inc 10,339 2,193
AutoZone Inc
(d)
3,416 5,546
Best Buy Co Inc 35,221 3,957
CarMax Inc
(d)
25,777 3,453
Chipotle Mexican Grill Inc
(d)
4,447 8,287
Costco Wholesale Corp 69,844 30,013
Darden Restaurants Inc 20,672 3,016
Dollar General Corp 37,320 8,682
Dollar Tree Inc
(d)
36,649 3,657
Domino's Pizza Inc 6,134 3,223
Gap Inc/The 32,812 957
Genuine Parts Co 22,825 2,897
Home Depot Inc/The 167,991 55,133
L Brands Inc 41,826 3,349
Lowe's Cos Inc 111,686 21,521
McDonald's Corp 117,891 28,613
O'Reilly Automotive Inc
(d)
11,023 6,656
Ross Stores Inc 56,342 6,913
Starbucks Corp 186,165 22,606
Target Corp 78,164 20,405
TJX Cos Inc/The 190,541 13,111
Tractor Supply Co 18,210 3,295
Ulta Beauty Inc
(d)
8,652 2,905
Walgreens Boots Alliance Inc 113,352 5,345
Walmart Inc 216,937 30,924
Yum! Brands Inc 47,068 6,184
$ 302,841
Savings & Loans - 0 .02%
People's United Financial Inc 67,563 1,061

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .32%
Advanced Micro Devices Inc
(d)
191,967 $ 20,385
Analog Devices Inc 58,272 9,756
Applied Materials Inc 144,985 20,288
Broadcom Inc 64,509 31,313
Intel Corp 637,986 34,273
IPG Photonics Corp
(d)
5,671 1,237
KLA Corp 24,218 8,432
Lam Research Corp 22,534 14,363
Maxim Integrated Products Inc 42,400 4,236
Microchip Technology Inc 43,216 6,185
Micron Technology Inc 177,177 13,745
Monolithic Power Systems Inc 6,795 3,053
NVIDIA Corp 393,720 76,771
NXP Semiconductors NV 43,568 8,992
Qorvo Inc
(d)
17,789 3,373
QUALCOMM Inc 178,220 26,697
Skyworks Solutions Inc 26,083 4,813
Teradyne Inc 26,270 3,336
Texas Instruments Inc 145,912 27,814
Xilinx Inc 38,841 5,820
$ 324,882
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,356 1,304
Software - 9 .96%
Activision Blizzard Inc 122,764 10,266
Adobe Inc
(d)
75,522 46,947
Akamai Technologies Inc
(d)
25,751 3,088
ANSYS Inc
(d)
13,769 5,073
Autodesk Inc
(d)
34,760 11,163
Broadridge Financial Solutions Inc 18,347 3,183
Cadence Design Systems Inc
(d)
43,965 6,491
Cerner Corp 47,608 3,827
Citrix Systems Inc 19,617 1,976
Electronic Arts Inc 45,217 6,509
Fidelity National Information Services Inc 97,976 14,603
Fiserv Inc
(d)
94,100 10,832
Intuit Inc 43,174 22,881
Jack Henry & Associates Inc 11,737 2,043
Microsoft Corp 1,189,952 339,029
MSCI Inc 13,023 7,761
Oracle Corp 287,019 25,011
Paychex Inc 50,672 5,768
Paycom Software Inc
(d)
7,761 3,104
PTC Inc
(d)
16,616 2,251
Roper Technologies Inc 16,627 8,170
salesforce.com Inc
(d)
152,535 36,903
ServiceNow Inc
(d)
31,195 18,339
Synopsys Inc
(d)
24,102 6,941
Take-Two Interactive Software Inc
(d)
18,273 3,169
Tyler Technologies Inc
(d)
6,436 3,171
$ 608,499
Telecommunications - 2 .23%
Arista Networks Inc
(d)
8,682 3,303
AT&T Inc 1,128,084 31,643
Cisco Systems Inc/Delaware 665,825 36,867
Corning Inc 122,404 5,124
Juniper Networks Inc 51,764 1,457
Lumen Technologies Inc 157,170 1,960
Motorola Solutions Inc 26,806 6,002
T-Mobile US Inc
(d)
92,588 13,334
Verizon Communications Inc 654,110 36,486
$ 136,176
Textiles - 0 .03%
Mohawk Industries Inc
(d)
9,252 1,803
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 20,213 2,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .52%
CH Robinson Worldwide Inc 21,012 $ 1,874
CSX Corp 359,001 11,603
Expeditors International of Washington Inc 26,684 3,422
FedEx Corp 38,568 10,797
JB Hunt Transport Services Inc 13,189 2,222
Kansas City Southern 14,367 3,847
Norfolk Southern Corp 39,537 10,194
Old Dominion Freight Line Inc 15,024 4,044
Union Pacific Corp 104,958 22,960
United Parcel Service Inc 114,280 21,869
$ 92,832
Water - 0 .08%
American Water Works Co Inc 28,671 4,877
TOTAL COMMON STOCKS $ 5,879,511
Total Investments $ 6,091,686
Other Assets and Liabilities -  0.33% 19,893
TOTAL NET ASSETS - 100.00% $ 6,111,579
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $818 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $765 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .66%
Consumer, Non-cyclical 19 .58%
Communications 15 .67%
Financial 14 .44%
Consumer, Cyclical 9 .09%
Industrial 7 .80%
Money Market Funds 3 .13%
Energy 2 .53%
Utilities 2 .39%
Basic Materials 2 .04%
Investment Companies 0 .34%
Other Assets and Liabilities
0 .33%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 79,783 $ 1,191,189 $ 1,080,446 $ 190,526
$ 79,783 $ 1,191,189 $ 1,080,446 $ 190,526
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 941 $ 206,526 $ 6,759
Total $ 6,759
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .76 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Russell 1000 Value ETF 74,061 $ 11,847
Money Market Funds - 2 .41%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,269,079 1,269
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
81,284,948 81,285
$ 82,554
TOTAL INVESTMENT COMPANIES $ 94,401
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 11,143 $ 394
Omnicom Group Inc 6,040 440
$ 834
Aerospace & Defense - 3 .40%
Boeing Co/The
(d)
15,202 3,443
General Dynamics Corp 168,524 33,036
HEICO Corp 860 116
HEICO Corp - Class A 1,511 183
Hexcel Corp
(d)
2,384 130
Howmet Aerospace Inc 10,292 338
L3Harris Technologies Inc 123,721 28,053
Lockheed Martin Corp 885 329
Mercury Systems Inc
(d)
1,565 103
Northrop Grumman Corp 3,910 1,419
Raytheon Technologies Corp 550,517 47,867
Spirit AeroSystems Holdings Inc 2,103 91
Teledyne Technologies Inc
(d)
1,309 593
TransDigm Group Inc
(d)
1,045 670
$ 116,371
Agriculture - 0 .21%
Altria Group Inc 23,340 1,121
Archer-Daniels-Midland Co 15,794 943
Bunge Ltd 3,895 302
Darling Ingredients Inc
(d)
4,338 300
Philip Morris International Inc 44,206 4,425
$ 7,091
Airlines - 0 .06%
Alaska Air Group Inc
(d)
3,432 199
American Airlines Group Inc
(d)
18,106 369
Copa Holdings SA
(d)
894 63
JetBlue Airways Corp
(d)
8,839 131
Southwest Airlines Co
(d)
16,755 847
United Airlines Holdings Inc
(d)
9,168 428
$ 2,037
Apparel - 1 .01%
Capri Holdings Ltd
(d)
4,187 236
Carter's Inc 1,222 120
Columbia Sportswear Co 1,061 106
Deckers Outdoor Corp
(d)
682 280
Hanesbrands Inc 3,960 72
PVH Corp
(d)
2,009 210
Ralph Lauren Corp 288,151 32,711
Skechers USA Inc
(d)
3,319 178
Tapestry Inc
(d)
7,124 301
Under Armour Inc - Class A
(d)
5,446 111
Under Armour Inc - Class C
(d)
5,479 96
VF Corp 3,280 263
$ 34,684
Automobile Manufacturers - 0 .95%
Cummins Inc 4,145 962
Ford Motor Co
(d)
111,066 1,549
General Motors Co
(d)
511,990 29,102
PACCAR Inc 9,665 802
TuSimple Holdings Inc
(d),(e)
899 33
$ 32,448
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .06%
Allison Transmission Holdings Inc 747 $ 30
Aptiv PLC
(d)
6,255 1,044
BorgWarner Inc 6,793 333
Gentex Corp 6,847 233
Lear Corp 1,713 300
QuantumScape Corp
(d),(e)
944 21
$ 1,961
Banks - 10 .68%
Bank of America Corp 823,778 31,601
Bank of Hawaii Corp 1,139 95
Bank of New York Mellon Corp/The 22,756 1,168
Bank OZK 3,500 143
BOK Financial Corp 908 76
Citigroup Inc 404,392 27,346
Citizens Financial Group Inc 9,918 418
Comerica Inc 3,985 274
Commerce Bancshares Inc/MO 3,023 214
Cullen/Frost Bankers Inc 1,600 172
East West Bancorp Inc 4,040 287
Fifth Third Bancorp 19,902 722
First Citizens BancShares Inc/NC 172 135
First Hawaiian Inc 3,749 103
First Horizon Corp 15,592 241
First Republic Bank/CA 4,949 965
FNB Corp/PA 9,280 106
Goldman Sachs Group Inc/The 209,366 78,487
Huntington Bancshares Inc/OH 41,553 585
JPMorgan Chase & Co 240,752 36,542
KeyCorp 27,437 539
M&T Bank Corp 3,637 487
Morgan Stanley 39,413 3,783
Northern Trust Corp 238,742 26,942
PacWest Bancorp 3,374 134
Pinnacle Financial Partners Inc 2,114 189
PNC Financial Services Group Inc/The 143,435 26,164
Popular Inc 2,375 173
Prosperity Bancshares Inc 2,557 174
Regions Financial Corp 27,269 525
Signature Bank/New York NY 1,607 365
State Street Corp 9,858 859
SVB Financial Group
(d)
1,584 871
Synovus Financial Corp 3,870 158
Truist Financial Corp 38,125 2,075
Umpqua Holdings Corp 6,354 120
US Bancorp 861,558 47,851
Webster Financial Corp 2,559 123
Wells Fargo & Co 1,201,897 55,215
Western Alliance Bancorp 202,285 18,776
Wintrust Financial Corp 1,651 118
Zions Bancorp NA 4,627 241
$ 365,562
Beverages - 2 .08%
Brown-Forman Corp - A Shares 650 43
Brown-Forman Corp - B Shares 2,620 186
Coca-Cola Co/The 32,408 1,848
Coca-Cola Europacific Partners PLC 627,363 38,934
Constellation Brands Inc 4,586 1,029
Keurig Dr Pepper Inc 19,824 698
Molson Coors Beverage Co 5,004 245
Monster Beverage Corp
(d)
757 71
PepsiCo Inc 178,773 28,059
$ 71,113
Biotechnology - 1 .36%
Amgen Inc 2,886 697
Biogen Inc
(d)
4,251 1,389
BioMarin Pharmaceutical Inc
(d)
5,171 397
Bio-Rad Laboratories Inc
(d)
607 449
Certara Inc
(d)
336 9
Corteva Inc 879,036 37,605

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exact Sciences Corp
(d)
364 $ 39
Exelixis Inc
(d)
1,269 21
Gilead Sciences Inc 35,638 2,434
Horizon Therapeutics Plc
(d)
5,031 503
Incyte Corp
(d)
753 58
Ionis Pharmaceuticals Inc
(d)
317 12
Iovance Biotherapeutics Inc
(d)
2,866 64
Mirati Therapeutics Inc
(d)
184 29
Nektar Therapeutics
(d)
5,006 79
Regeneron Pharmaceuticals Inc
(d)
2,540 1,460
Royalty Pharma PLC 3,764 144
Sage Therapeutics Inc
(d)
1,456 64
Seagen Inc
(d)
404 62
Ultragenyx Pharmaceutical Inc
(d)
466 37
United Therapeutics Corp
(d)
1,240 226
Vertex Pharmaceuticals Inc
(d)
4,411 889
$ 46,667
Building Materials - 0 .17%
Armstrong World Industries Inc 698 76
AZEK Co Inc/The
(d)
1,409 51
Builders FirstSource Inc
(d)
5,810 259
Carrier Global Corp 13,123 725
Eagle Materials Inc 1,174 166
Fortune Brands Home & Security Inc 2,920 285
Hayward Holdings Inc
(d)
1,089 26
Johnson Controls International plc 20,311 1,451
Lennox International Inc 966 318
Louisiana-Pacific Corp 2,679 149
Martin Marietta Materials Inc 1,763 640
Masco Corp 7,139 426
MDU Resources Group Inc 5,719 181
Owens Corning 2,925 281
Vulcan Materials Co 3,750 675
$ 5,709
Chemicals - 1 .87%
Air Products and Chemicals Inc 6,274 1,826
Albemarle Corp 3,295 679
Ashland Global Holdings Inc 1,579 134
Axalta Coating Systems Ltd
(d)
4,875 147
Celanese Corp 2,033 317
CF Industries Holdings Inc 6,121 289
Chemours Co/The 2,266 75
Diversey Holdings Ltd
(d)
334 6
Dow Inc 19,688 1,224
DuPont de Nemours Inc 15,117 1,135
Eastman Chemical Co 3,849 434
Ecolab Inc 873 193
Element Solutions Inc 6,569 154
FMC Corp 2,730 292
Huntsman Corp 5,977 158
International Flavors & Fragrances Inc 362,894 54,666
LyondellBasell Industries NV 6,539 649
Mosaic Co/The 9,905 309
NewMarket Corp 189 60
Olin Corp 3,769 177
PPG Industries Inc 3,882 635
RPM International Inc 1,505 130
Valvoline Inc 5,077 156
Westlake Chemical Corp 753 62
$ 63,907
Commercial Services - 1 .87%
ADT Inc 4,492 47
AMERCO 256 151
Aramark 973,018 34,182
Automatic Data Processing Inc 967 203
Bright Horizons Family Solutions Inc
(d)
349 52
Chegg Inc
(d)
945 84
Cintas Corp 161 63
CoStar Group Inc
(d)
2,480 220
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Driven Brands Holdings Inc
(d)
1,041 $ 33
Dun & Bradstreet Holdings Inc
(d)
4,542 95
Equifax Inc 2,122 553
Euronet Worldwide Inc
(d)
420 60
FleetCor Technologies Inc
(d)
1,781 460
FTI Consulting Inc
(d)
952 139
Global Payments Inc 8,322 1,610
Grand Canyon Education Inc
(d)
1,331 123
H&R Block Inc 1,008 25
IHS Markit Ltd 10,588 1,237
ManpowerGroup Inc 1,540 183
Moody's Corp 238 89
Morningstar Inc 68 17
Nielsen Holdings PLC 10,214 242
Paysafe Ltd
(d),(e)
8,754 94
Quanta Services Inc 239,650 21,785
Robert Half International Inc 384 38
Rollins Inc 459 18
S&P Global Inc 1,997 856
Service Corp International/US 4,641 290
StoneCo Ltd
(d)
432 25
Terminix Global Holdings Inc
(d)
3,621 190
TransUnion 1,719 206
United Rentals Inc
(d)
1,340 442
Verisk Analytics Inc 1,633 310
WEX Inc
(d)
417 79
$ 64,201
Computers - 1 .27%
Accenture PLC - Class A 3,537 1,124
Amdocs Ltd 3,630 280
CACI International Inc
(d)
658 176
Cognizant Technology Solutions Corp 472,473 34,741
Dell Technologies Inc
(d)
3,993 386
DXC Technology Co
(d)
7,270 291
Genpact Ltd 4,933 246
Hewlett Packard Enterprise Co 36,895 535
HP Inc 23,107 667
International Business Machines Corp 25,369 3,576
Leidos Holdings Inc 4,002 426
Lumentum Holdings Inc
(d)
2,144 180
McAfee Corp 277 7
NCR Corp
(d)
2,387 106
NetApp Inc 2,127 169
Pure Storage Inc
(d)
489 9
Science Applications International Corp 1,641 143
Western Digital Corp
(d)
8,703 565
$ 43,627
Consumer Products - 0 .05%
Avery Dennison Corp 1,102 232
Church & Dwight Co Inc 6,590 571
Clorox Co/The 671 121
Kimberly-Clark Corp 4,756 646
Reynolds Consumer Products Inc 1,541 44
Spectrum Brands Holdings Inc 1,226 107
$ 1,721
Cosmetics & Personal Care - 0 .31%
Colgate-Palmolive Co 11,139 885
Coty Inc
(d)
8,551 75
Procter & Gamble Co/The 69,121 9,831
$ 10,791
Distribution & Wholesale - 0 .03%
Fastenal Co 1,841 101
Leslie's Inc
(d)
355 9
LKQ Corp
(d)
7,933 403
SiteOne Landscape Supply Inc
(d)
597 104
Univar Solutions Inc
(d)
4,821 118
Watsco Inc 929 262
WW Grainger Inc 224 100
$ 1,097

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .83%
Affiliated Managers Group Inc 1,178 $ 187
Air Lease Corp 3,054 129
Alliance Data Systems Corp 1,409 131
Ally Financial Inc 10,505 540
American Express Co 166,334 28,364
Ameriprise Financial Inc 1,459 376
BlackRock Inc 4,058 3,519
Capital One Financial Corp 191,818 31,017
Cboe Global Markets Inc 3,014 357
Charles Schwab Corp/The 570,538 38,768
CME Group Inc 10,172 2,158
Credit Acceptance Corp
(d)
241 117
Discover Financial Services 3,890 484
Evercore Inc - Class A 1,125 149
Franklin Resources Inc 8,199 242
Interactive Brokers Group Inc - A Shares 2,276 141
Intercontinental Exchange Inc 228,031 27,325
Invesco Ltd 9,460 231
Janus Henderson Group PLC 4,843 203
Jefferies Financial Group Inc 6,213 206
Lazard Ltd 2,889 136
Nasdaq Inc 3,238 605
OneMain Holdings Inc 2,511 153
Raymond James Financial Inc 3,313 429
Santander Consumer USA Holdings Inc 1,711 70
SEI Investments Co 3,155 192
SLM Corp 9,127 172
Stifel Financial Corp 2,892 192
Synchrony Financial 13,382 629
T Rowe Price Group Inc 4,276 873
Tradeweb Markets Inc 2,974 258
UWM Holdings Corp
(e)
643 5
Virtu Financial Inc 2,647 68
Visa Inc 107,950 26,598
Western Union Co/The 8,709 202
$ 165,226
Electric - 2 .95%
AES Corp/The 18,733 444
Alliant Energy Corp 7,093 415
Ameren Corp 7,218 606
American Electric Power Co Inc 14,196 1,251
Avangrid Inc 1,641 86
Brookfield Renewable Corp 2,712 115
CenterPoint Energy Inc 16,481 420
CMS Energy Corp 8,192 506
Consolidated Edison Inc 9,741 719
Dominion Energy Inc 22,863 1,712
DTE Energy Co 231,652 27,177
Duke Energy Corp 21,840 2,296
Edison International 10,577 576
Entergy Corp 5,684 585
Evergy Inc 6,490 423
Eversource Energy 9,736 840
Exelon Corp 536,474 25,107
FirstEnergy Corp 15,423 591
Hawaiian Electric Industries Inc 3,064 133
IDACORP Inc 1,440 152
NextEra Energy Inc 373,328 29,082
NRG Energy Inc 3,769 155
OGE Energy Corp 5,731 193
PG&E Corp
(d)
42,861 377
Pinnacle West Capital Corp 3,221 269
PPL Corp 21,859 620
Public Service Enterprise Group Inc 14,306 890
Sempra Energy 8,951 1,169
Southern Co/The 30,026 1,918
Vistra Corp 13,371 256
WEC Energy Group Inc 8,951 843
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Xcel Energy Inc 15,271 $ 1,042
$ 100,968
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 1,022 179
AMETEK Inc 6,537 909
ChargePoint Holdings Inc
(d),(e)
3,548 84
Emerson Electric Co 16,931 1,708
Littelfuse Inc 668 178
$ 3,058
Electronics - 1 .00%
Agilent Technologies Inc 899 138
Allegion plc 610 83
Amphenol Corp 4,788 347
Arrow Electronics Inc
(d)
2,115 251
Avnet Inc 2,833 117
Coherent Inc
(d)
73 18
Fortive Corp 9,265 673
Garmin Ltd 4,288 674
Honeywell International Inc 126,025 29,463
Hubbell Inc 1,541 309
Jabil Inc 857 51
Keysight Technologies Inc
(d)
2,951 486
National Instruments Corp 3,693 163
nVent Electric PLC 4,721 149
Sensata Technologies Holding PLC
(d)
4,420 259
SYNNEX Corp 1,185 142
Trimble Inc
(d)
7,099 607
Vontier Corp 2,204 71
Waters Corp
(d)
122 48
Woodward Inc 1,627 198
$ 34,247
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
3,004 259
Shoals Technologies Group Inc
(d)
2,518 73
Sunrun Inc
(d)
5,652 299
$ 631
Engineering & Construction - 1 .47%
AECOM
(d)
599,638 37,753
Frontdoor Inc
(d)
773 38
Jacobs Engineering Group Inc 92,669 12,534
MasTec Inc
(d)
1,591 161
TopBuild Corp
(d)
160 32
$ 50,518
Entertainment - 0 .03%
Caesars Entertainment Inc
(d)
2,142 187
Live Nation Entertainment Inc
(d)
2,347 185
Madison Square Garden Sports Corp
(d)
330 54
Marriott Vacations Worldwide Corp
(d)
1,179 174
Penn National Gaming Inc
(d)
4,147 283
Six Flags Entertainment Corp
(d)
1,351 56
$ 939
Environmental Control - 0 .08%
Clean Harbors Inc
(d)
1,470 140
Pentair PLC 4,729 348
Republic Services Inc 5,960 705
Stericycle Inc
(d)
2,611 184
Waste Management Inc 10,089 1,496
$ 2,873
Food - 0 .27%
Albertsons Cos Inc
(e)
4,404 95
Beyond Meat Inc
(d),(e)
200 25
Campbell Soup Co 5,532 242
Conagra Brands Inc 13,362 447
Flowers Foods Inc 5,338 126
General Mills Inc 17,317 1,019
Grocery Outlet Holding Corp
(d)
2,478 82
Hain Celestial Group Inc/The
(d)
2,349 94
Hershey Co/The 590 106

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Hormel Foods Corp 8,007 $ 371
Ingredion Inc 1,921 169
J M Smucker Co/The 3,025 397
Kellogg Co 3,972 252
Kraft Heinz Co/The 18,833 724
Kroger Co/The 21,209 863
Lamb Weston Holdings Inc 2,915 195
McCormick & Co Inc/MD 7,075 595
Mondelez International Inc 39,584 2,504
Pilgrim's Pride Corp
(d)
714 16
Post Holdings Inc
(d)
1,694 173
Seaboard Corp 8 33
Tyson Foods Inc 8,146 582
US Foods Holding Corp
(d)
6,302 216
$ 9,326
Forest Products & Paper - 0 .02%
International Paper Co 11,100 641
Gas - 0 .03%
Atmos Energy Corp 3,667 362
National Fuel Gas Co 2,474 127
NiSource Inc 10,984 272
UGI Corp 5,966 274
$ 1,035
Hand & Machine Tools - 1 .12%
MSA Safety Inc 741 122
Regal Beloit Corp 1,157 170
Snap-on Inc 1,514 330
Stanley Black & Decker Inc 191,009 37,639
$ 38,261
Healthcare - Products - 2 .48%
Abbott Laboratories 24,656 2,983
Adaptive Biotechnologies Corp
(d)
336 12
Baxter International Inc 14,264 1,103
Boston Scientific Corp
(d)
40,264 1,836
Cooper Cos Inc/The 1,372 579
Danaher Corp 17,065 5,077
DENTSPLY SIRONA Inc 6,164 407
Envista Holdings Corp
(d)
4,574 197
Globus Medical Inc
(d)
2,120 176
Henry Schein Inc
(d)
3,994 320
Hill-Rom Holdings Inc 1,885 261
Hologic Inc
(d)
7,193 540
ICU Medical Inc
(d)
564 115
Integra LifeSciences Holdings Corp
(d)
2,042 148
Masimo Corp
(d)
389 106
Medtronic PLC 463,358 60,843
Natera Inc
(d)
150 17
PerkinElmer Inc 3,175 579
QIAGEN NV
(d)
6,444 340
Quidel Corp
(d)
1,064 150
Repligen Corp
(d)
88 22
ResMed Inc 407 111
STERIS PLC 2,416 527
Stryker Corp 5,672 1,537
Tandem Diabetes Care Inc
(d)
123 13
Teleflex Inc 1,090 433
Thermo Fisher Scientific Inc 10,149 5,480
Zimmer Biomet Holdings Inc 5,940 971
$ 84,883
Healthcare - Services - 3 .87%
Acadia Healthcare Co Inc
(d)
2,515 155
agilon health Inc
(d)
144 5
Amedisys Inc
(d)
104 27
Anthem Inc 120,845 46,406
Catalent Inc
(d)
3,525 422
Centene Corp
(d)
16,413 1,126
Charles River Laboratories International Inc
(d)
91 37
Chemed Corp 324 154
DaVita Inc
(d)
593 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 1,182 $ 98
Humana Inc 3,659 1,558
IQVIA Holdings Inc
(d)
2,739 679
Laboratory Corp of America Holdings
(d)
2,771 821
Molina Healthcare Inc
(d)
1,385 378
Oak Street Health Inc
(d)
284 18
PPD Inc
(d)
2,684 124
Quest Diagnostics Inc 3,695 524
Syneos Health Inc
(d)
2,522 226
Teladoc Health Inc
(d)
4,156 617
UnitedHealth Group Inc 190,668 78,598
Universal Health Services Inc 2,148 345
$ 132,389
Home Builders - 0 .38%
DR Horton Inc 5,539 529
Lennar Corp - A Shares 111,666 11,742
Lennar Corp - B Shares 443 38
NVR Inc
(d)
32 167
PulteGroup Inc 5,269 289
Thor Industries Inc 895 106
Toll Brothers Inc 1,897 112
$ 12,983
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,820 177
Leggett & Platt Inc 3,783 182
Whirlpool Corp 1,745 386
$ 745
Housewares - 0 .01%
Newell Brands Inc 10,786 267
Insurance - 4 .96%
Aflac Inc 19,050 1,048
Alleghany Corp
(d)
345 229
Allstate Corp/The 8,472 1,102
American Financial Group Inc/OH 1,923 243
American International Group Inc 1,509,215 71,461
Aon PLC 2,609 678
Arch Capital Group Ltd
(d)
8,389 327
Arthur J Gallagher & Co 5,723 797
Assurant Inc 1,706 269
Assured Guaranty Ltd 2,135 102
Athene Holding Ltd
(d)
3,309 214
Axis Capital Holdings Ltd 2,194 111
Berkshire Hathaway Inc - Class B
(d)
165,651 46,099
Brighthouse Financial Inc
(d)
2,523 109
Brown & Brown Inc 6,263 341
Chubb Ltd 134,311 22,664
Cincinnati Financial Corp 4,247 501
CNA Financial Corp 822 36
Equitable Holdings Inc 10,878 336
Erie Indemnity Co 220 41
Everest Re Group Ltd 870 220
Fidelity National Financial Inc 7,882 351
First American Financial Corp 2,967 200
Globe Life Inc 2,872 267
GoHealth Inc
(d)
348 3
Hanover Insurance Group Inc/The 1,033 140
Hartford Financial Services Group Inc/The 10,118 644
Kemper Corp 1,765 116
Lemonade Inc
(d),(e)
970 84
Lincoln National Corp 4,554 281
Loews Corp 6,286 337
Markel Corp
(d)
321 387
Marsh & McLennan Cos Inc 12,717 1,872
Mercury General Corp 801 49
MetLife Inc 21,028 1,213
MGIC Investment Corp 9,628 133
Old Republic International Corp 7,933 196
Primerica Inc 1,110 162
Progressive Corp/The 16,579 1,578

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Prudential Financial Inc 11,187 $ 1,122
Reinsurance Group of America Inc 1,940 214
RenaissanceRe Holdings Ltd 778 119
Travelers Cos Inc/The 7,129 1,062
Unum Group 5,832 160
Voya Financial Inc 3,436 221
W R Berkley Corp 3,914 286
White Mountains Insurance Group Ltd 82 93
Willis Towers Watson PLC 56,020 11,545
$ 169,763
Internet - 0 .91%
Alphabet Inc - A Shares
(d)
8,909 24,006
Alphabet Inc - C Shares
(d)
1,120 3,029
DoorDash Inc - Class A
(d)
284 50
F5 Networks Inc
(d)
1,687 348
FireEye Inc
(d)
4,696 95
GoDaddy Inc
(d)
4,273 358
IAC/InterActiveCorp
(d)
2,166 297
NortonLifeLock Inc 11,456 284
Opendoor Technologies Inc
(d),(e)
7,859 117
TripAdvisor Inc
(d)
1,082 41
Twitter Inc
(d)
19,803 1,381
Uber Technologies Inc
(d)
6,597 287
VeriSign Inc
(d)
2,795 605
Vimeo Inc
(d)
284 13
Wayfair Inc
(d)
950 229
$ 31,140
Iron & Steel - 0 .06%
Cleveland-Cliffs Inc
(d)
12,920 323
Nucor Corp 8,474 881
Reliance Steel & Aluminum Co 1,812 285
Steel Dynamics Inc 4,627 298
United States Steel Corp 7,583 201
$ 1,988
Leisure Products & Services - 0 .05%
Brunswick Corp/DE 1,924 201
Carnival Corp
(d)
24,158 523
Harley-Davidson Inc 4,385 174
Norwegian Cruise Line Holdings Ltd
(d)
10,393 250
Planet Fitness Inc
(d)
737 55
Polaris Inc 502 66
Royal Caribbean Cruises Ltd
(d)
6,214 477
Virgin Galactic Holdings Inc
(d),(e)
326 10
$ 1,756
Lodging - 0 .60%
Boyd Gaming Corp
(d)
1,831 104
Hilton Worldwide Holdings Inc
(d)
2,565 337
Hyatt Hotels Corp
(d)
1,146 92
Las Vegas Sands Corp
(d)
457,947 19,394
MGM Resorts International 11,574 434
Travel + Leisure Co 806 42
Wyndham Hotels & Resorts Inc 960 69
$ 20,472
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 667 38
Caterpillar Inc 2,147 444
Oshkosh Corp 1,939 232
$ 714
Machinery - Diversified - 2 .28%
AGCO Corp 1,597 211
Colfax Corp
(d)
3,315 152
Crane Co 1,408 137
Curtiss-Wright Corp 1,184 140
Deere & Co 110,026 39,784
Dover Corp 4,070 680
Flowserve Corp 3,731 157
Gates Industrial Corp PLC
(d)
1,826 33
Graco Inc 1,805 141
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
IDEX Corp 2,153 $ 488
Ingersoll Rand Inc
(d)
10,634 520
Middleby Corp/The
(d)
173,353 33,195
Nordson Corp 1,363 308
Otis Worldwide Corp 12,191 1,092
Rockwell Automation Inc 1,295 398
Toro Co/The 166 19
Westinghouse Air Brake Technologies Corp 5,184 440
Xylem Inc/NY 1,732 218
$ 78,113
Media - 3 .34%
Altice USA Inc
(d)
1,074,361 33,015
Cable One Inc 71 134
Charter Communications Inc
(d)
198 147
Comcast Corp - Class A 837,234 49,254
Discovery Inc - A Shares
(d),(e)
4,683 136
Discovery Inc - C Shares
(d)
8,894 241
DISH Network Corp
(d)
7,048 295
FactSet Research Systems Inc 148 53
Fox Corp - A Shares 9,143 326
Fox Corp - B Shares 4,383 146
Liberty Broadband Corp - A Shares
(d)
706 121
Liberty Broadband Corp - C Shares
(d)
4,304 764
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
708 29
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,681 267
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,264 106
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,598 212
New York Times Co/The 4,665 204
News Corp - A Shares 11,128 274
News Corp - B Shares 3,440 81
Nexstar Media Group Inc 1,086 160
Sirius XM Holdings Inc
(e)
25,595 166
ViacomCBS Inc - Class A 241 11
ViacomCBS Inc - Class B 16,535 677
Walt Disney Co/The
(d)
155,755 27,416
World Wrestling Entertainment Inc 171 8
$ 114,243
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,811 144
Valmont Industries Inc 597 141
$ 285
Mining - 0 .84%
Alcoa Corp
(d)
5,296 213
Freeport-McMoRan Inc 704,079 26,825
Newmont Corp 22,750 1,429
Royal Gold Inc 1,856 226
Southern Copper Corp 211 14
$ 28,707
Miscellaneous Manufacturers - 1 .52%
3M Co 14,021 2,775
A O Smith Corp 3,800 267
Carlisle Cos Inc 900 182
Donaldson Co Inc 3,114 206
Eaton Corp PLC 270,546 42,760
General Electric Co 248,016 3,212
Illinois Tool Works Inc 921 209
ITT Inc 2,473 242
Parker-Hannifin Corp 3,044 950
Textron Inc 6,398 441
Trane Technologies PLC 3,475 708
$ 51,952
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 4,346 105

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 6 .30%
APA Corp 10,756 $ 202
Cabot Oil & Gas Corp 9,814 157
Chevron Corp 233,794 23,803
Cimarex Energy Co 2,281 149
ConocoPhillips 488,674 27,395
Continental Resources Inc/OK 1,655 57
Devon Energy Corp 19,122 494
Diamondback Energy Inc 2,695 208
EOG Resources Inc 307,343 22,393
EQT Corp
(d)
7,898 145
Exxon Mobil Corp 120,227 6,921
Hess Corp 492,777 37,667
HollyFrontier Corp 4,281 126
Marathon Oil Corp 22,026 255
Marathon Petroleum Corp 18,486 1,021
Occidental Petroleum Corp 20,930 546
Phillips 66 541,616 39,771
Pioneer Natural Resources Co 131,929 19,178
Valero Energy Corp 527,782 35,346
$ 215,834
Oil & Gas Services - 0 .06%
Baker Hughes Co 20,907 444
Halliburton Co 23,791 492
NOV Inc
(d)
11,079 153
Schlumberger NV 39,702 1,145
$ 2,234
Packaging & Containers - 0 .09%
Amcor PLC 43,707 505
AptarGroup Inc 1,835 236
Ardagh Group SA 412 10
Ball Corp 6,417 519
Berry Global Group Inc
(d)
3,829 246
Crown Holdings Inc 3,224 322
Graphic Packaging Holding Co 5,950 114
Packaging Corp of America 2,684 380
Sealed Air Corp 1,974 112
Silgan Holdings Inc 2,373 96
Sonoco Products Co 2,869 183
Westrock Co 7,357 362
$ 3,085
Pharmaceuticals - 6 .74%
AmerisourceBergen Corp 4,162 508
Becton Dickinson and Co 163,768 41,884
Bristol-Myers Squibb Co 63,416 4,304
Cardinal Health Inc 3,369 200
Cigna Corp 9,682 2,222
CVS Health Corp 975,480 80,341
Elanco Animal Health Inc
(d)
12,624 460
Eli Lilly & Co 5,052 1,230
Herbalife Nutrition Ltd
(d)
2,542 129
Jazz Pharmaceuticals PLC
(d)
1,675 284
Johnson & Johnson 74,771 12,876
McKesson Corp 130,978 26,697
Merck & Co Inc 670,892 51,572
Organon & Co 7,194 209
Perrigo Co PLC 3,739 180
Pfizer Inc 158,487 6,785
Premier Inc 3,487 124
Viatris Inc 34,261 482
Zoetis Inc 702 142
$ 230,629
Pipelines - 0 .08%
Antero Midstream Corp 9,498 90
DT Midstream Inc 2,735 116
Kinder Morgan Inc 55,220 960
ONEOK Inc 12,587 654
Targa Resources Corp 6,309 266
Williams Cos Inc/The 34,485 864
$ 2,950
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .04%
Ares Management Corp 472 $ 34
Carlyle Group Inc/The 4,602 232
KKR & Co Inc 15,574 993
$ 1,259
Real Estate - 0 .04%
CBRE Group Inc
(d)
8,969 865
Howard Hughes Corp/The
(d)
1,180 109
Jones Lang LaSalle Inc
(d)
1,449 323
$ 1,297
REITs - 3 .36%
AGNC Investment Corp 14,920 237
Alexandria Real Estate Equities Inc 78,323 15,769
American Campus Communities Inc 3,925 197
American Homes 4 Rent 7,816 328
Americold Realty Trust 7,159 278
Annaly Capital Management Inc 39,664 337
Apartment Income REIT Corp 4,385 231
AvalonBay Communities Inc 3,954 901
Boston Properties Inc 4,456 523
Brixmor Property Group Inc 8,492 196
Camden Property Trust 2,700 403
CoreSite Realty Corp 264 37
Cousins Properties Inc 4,242 169
CubeSmart 5,692 283
CyrusOne Inc 3,443 245
Digital Realty Trust Inc 7,961 1,227
Douglas Emmett Inc 4,769 159
Duke Realty Corp 10,569 538
EPR Properties 2,163 109
Equinix Inc 734 602
Equity LifeStyle Properties Inc 2,326 195
Equity Residential 10,453 879
Essex Property Trust Inc 1,838 603
Extra Space Storage Inc 3,387 590
Federal Realty Investment Trust 2,187 257
First Industrial Realty Trust Inc 3,617 198
Gaming and Leisure Properties Inc 6,289 298
Healthcare Trust of America Inc 6,236 178
Healthpeak Properties Inc 15,290 565
Highwoods Properties Inc 2,950 141
Host Hotels & Resorts Inc
(d)
20,031 319
Hudson Pacific Properties Inc 4,158 113
Invitation Homes Inc 16,069 654
Iron Mountain Inc 2,407 105
JBG SMITH Properties 3,492 114
Kilroy Realty Corp 3,290 228
Kimco Realty Corp 11,833 252
Lamar Advertising Co 309 33
Life Storage Inc 2,163 254
Medical Properties Trust Inc 16,433 346
MGM Growth Properties LLC 813,926 30,766
Mid-America Apartment Communities Inc 3,229 624
National Retail Properties Inc 4,909 240
New Residential Investment Corp 12,300 120
Omega Healthcare Investors Inc 6,666 242
Park Hotels & Resorts Inc
(d)
6,653 123
Prologis Inc 238,893 30,588
Public Storage 48,084 15,025
Rayonier Inc 3,914 148
Realty Income Corp 10,599 745
Regency Centers Corp 4,831 316
Rexford Industrial Realty Inc 3,804 234
SBA Communications Corp 2,561 873
Simon Property Group Inc 1,213 153
SL Green Realty Corp 2,009 150
Spirit Realty Capital Inc 3,266 164
Starwood Property Trust Inc 7,831 204
STORE Capital Corp 6,916 250
Sun Communities Inc 3,133 614

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
UDR Inc 8,399 $ 462
Ventas Inc 10,627 635
VEREIT Inc 6,488 318
VICI Properties Inc 15,307 477
Vornado Realty Trust 5,031 219
Weingarten Realty Investors 3,504 113
Welltower Inc 11,847 1,029
Weyerhaeuser Co 21,253 717
WP Carey Inc 5,003 404
$ 115,044
Retail - 7 .92%
Advance Auto Parts Inc 252,907 53,631
AutoNation Inc
(d)
1,441 175
AutoZone Inc
(d)
489 794
Best Buy Co Inc 5,459 613
Burlington Stores Inc
(d)
110 37
CarMax Inc
(d)
4,227 566
Casey's General Stores Inc 1,051 208
Costco Wholesale Corp 817 351
Darden Restaurants Inc 1,184 173
Dick's Sporting Goods Inc 1,765 184
Dollar General Corp 296,112 68,887
Dollar Tree Inc
(d)
6,570 656
Domino's Pizza Inc 350 184
Foot Locker Inc 2,547 145
Gap Inc/The 5,707 166
Genuine Parts Co 4,027 511
Home Depot Inc/The 76,748 25,188
Kohl's Corp 4,443 226
L Brands Inc 2,830 227
Lithia Motors Inc 745 281
Lowe's Cos Inc 209,370 40,344
McDonald's Corp 17,429 4,230
MSC Industrial Direct Co Inc 1,275 114
Nordstrom Inc
(d)
494 16
Ollie's Bargain Outlet Holdings Inc
(d)
1,848 172
O'Reilly Automotive Inc
(d)
1,359 821
Penske Automotive Group Inc 902 80
Petco Health & Wellness Co Inc
(d),(e)
1,985 41
Qurate Retail Inc 10,787 128
Ross Stores Inc 191,118 23,448
Target Corp 7,791 2,034
Vroom Inc
(d)
2,448 91
Walgreens Boots Alliance Inc 20,356 960
Walmart Inc 306,249 43,656
Williams-Sonoma Inc 510 77
Yum China Holdings Inc 11,004 684
Yum! Brands Inc 7,742 1,017
$ 271,116
Savings & Loans - 0 .01%
New York Community Bancorp Inc 12,735 150
People's United Financial Inc 12,102 190
Sterling Bancorp/DE 4,991 109
TFS Financial Corp 1,395 27
$ 476
Semiconductors - 5 .21%
Analog Devices Inc 8,917 1,493
ASML Holding NV - NY Reg Shares 53,084 40,702
Broadcom Inc 86,003 41,746
Brooks Automation Inc 364 32
Cirrus Logic Inc
(d)
1,667 138
Cree Inc
(d)
3,268 303
Intel Corp 114,751 6,164
IPG Photonics Corp
(d)
946 206
Marvell Technology Inc 22,901 1,386
Maxim Integrated Products Inc 395 40
Microchip Technology Inc 127,852 18,298
Micron Technology Inc 354,759 27,522
MKS Instruments Inc 245 38
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NXP Semiconductors NV 5,419 $ 1,118
ON Semiconductor Corp
(d)
5,513 215
Qorvo Inc
(d)
3,205 608
QUALCOMM Inc 152,883 22,902
Skyworks Solutions Inc 2,471 456
Texas Instruments Inc 78,368 14,939
$ 178,306
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,115 229
Software - 3 .07%
Activision Blizzard Inc 390,955 32,692
Akamai Technologies Inc
(d)
4,558 547
ANSYS Inc
(d)
1,442 531
Black Knight Inc
(d)
4,308 357
Broadridge Financial Solutions Inc 301 52
C3.ai Inc
(d)
383 19
CDK Global Inc 2,906 139
Ceridian HCM Holding Inc
(d)
3,661 360
Cerner Corp 8,548 687
Change Healthcare Inc
(d)
6,997 152
Citrix Systems Inc 2,262 228
Clarivate PLC
(d)
11,685 266
Cloudflare Inc
(d)
406 48
Concentrix Corp
(d)
1,184 194
Datto Holding Corp
(d)
677 18
Duck Creek Technologies Inc
(d),(e)
1,579 69
Dynatrace Inc
(d)
307 20
Electronic Arts Inc 8,130 1,170
Fastly Inc
(d),(e)
2,997 144
Fidelity National Information Services Inc 17,587 2,621
Fiserv Inc
(d)
15,822 1,821
Guidewire Software Inc
(d)
2,378 274
Jack Henry & Associates Inc 1,547 269
Jamf Holding Corp
(d)
230 8
Manhattan Associates Inc
(d)
837 134
Medallia Inc
(d)
1,331 45
Microsoft Corp 110,439 31,465
MSCI Inc 661 394
N-Able Inc
(d)
992 14
Nuance Communications Inc
(d)
5,011 275
Oracle Corp 230,198 20,060
Paychex Inc 1,171 133
Pegasystems Inc 77 10
Roper Technologies Inc 2,974 1,461
salesforce.com Inc
(d)
21,197 5,128
Signify Health Inc
(d)
649 17
Snowflake Inc - Class A
(d)
198 53
SolarWinds Corp
(d)
1,984 22
SS&C Technologies Holdings Inc 6,354 498
Synopsys Inc
(d)
1,574 453
Take-Two Interactive Software Inc
(d)
2,592 450
Teradata Corp
(d)
453 23
Twilio Inc
(d)
3,302 1,234
Tyler Technologies Inc
(d)
152 75
VMware Inc
(d),(e)
1,432 220
Zynga Inc
(d)
14,865 150
$ 105,000
Telecommunications - 2 .94%
Arista Networks Inc
(d)
182 69
AT&T Inc 202,790 5,688
Ciena Corp
(d)
4,379 255
Cisco Systems Inc/Delaware 823,889 45,619
Corning Inc 14,290 598
Juniper Networks Inc 9,199 259
Lumen Technologies Inc 31,231 389
Motorola Solutions Inc 4,713 1,055
T-Mobile US Inc
(d)
277,322 39,940
Ubiquiti Inc 21 7
Verizon Communications Inc 117,645 6,562

Schedule of Investments
LargeCap Value Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
1,747 $ 87
$ 100,528
Textiles - 0 .67%
Mohawk Industries Inc
(d)
118,292 23,055
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,639 362
Transportation - 2 .13%
CH Robinson Worldwide Inc 3,005 268
CSX Corp 64,278 2,077
Expeditors International of Washington Inc 1,294 166
FedEx Corp 3,933 1,101
JB Hunt Transport Services Inc 239,948 40,419
Kansas City Southern 1,886 505
Kirby Corp
(d)
1,725 100
Knight-Swift Transportation Holdings Inc 4,558 227
Landstar System Inc 123 19
Norfolk Southern Corp 7,088 1,828
Old Dominion Freight Line Inc 230 62
Ryder System Inc 1,516 115
Schneider National Inc 1,473 33
Union Pacific Corp 118,966 26,025
XPO Logistics Inc
(d)
375 52
$ 72,997
Water - 0 .03%
American Water Works Co Inc 5,150 876
Essential Utilities Inc 6,411 315
$ 1,191
TOTAL COMMON STOCKS $ 3,333,641
Total Investments $ 3,428,042
Other Assets and Liabilities -  (0.13)% (4,532)
TOTAL NET ASSETS - 100.00% $ 3,423,510
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,269 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,219 or 0.04% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .92%
Consumer, Non-cyclical 19 .24%
Industrial 13 .39%
Consumer, Cyclical 11 .80%
Technology 9 .55%
Communications 7 .21%
Energy 6 .46%
Utilities 3 .01%
Basic Materials 2 .79%
Money Market Funds 2 .41%
Investment Companies 0 .35%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 44,291 $ 1,328,878 $ 1,291,884 $ 81,285
$ 44,291 $ 1,328,878 $ 1,291,884 $ 81,285
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 98 $ 21,509 $ 611
Total $ 611
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
77,979 $ 78
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
4,901,265 4,901
$ 4,979
TOTAL INVESTMENT COMPANIES $ 4,979
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 5 .40%
HEICO Corp - Class A 2,722,928 $ 330,264
TransDigm Group Inc
(d)
1,513,113 970,042
$ 1,300,306
Banks - 0 .86%
First Republic Bank/CA 1,055,698 205,882
Beverages - 0 .27%
Brown-Forman Corp - B Shares 925,737 65,653
Building Materials - 4 .11%
Martin Marietta Materials Inc 768,589 279,228
Summit Materials Inc
(d)
4,172,846 140,208
Vulcan Materials Co 3,163,174 569,340
$ 988,776
Chemicals - 0 .55%
Air Products and Chemicals Inc 455,501 132,565
Commercial Services - 10 .74%
Bright Horizons Family Solutions Inc
(d)
811,603 121,334
CoStar Group Inc
(d)
10,102,191 897,580
Everarc Holdings Ltd - Warrants
(d)
2,883,826 649
Gartner Inc
(d)
1,093,053 289,364
IHS Markit Ltd 1,255,998 146,751
Moody's Corp 630,735 237,156
S&P Global Inc 241,361 103,476
Square Inc
(d)
645,463 159,597
TransUnion 3,041,503 365,163
Verisk Analytics Inc 1,396,013 265,159
$ 2,586,229
Distribution & Wholesale - 4 .68%
Copart Inc
(d)
5,254,916 772,473
Fastenal Co 6,471,788 354,460
$ 1,126,933
Diversified Financial Services - 1 .46%
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
146,196 7,924
Credit Acceptance Corp
(d)
706,962 342,714
$ 350,638
Electric - 2 .23%
Brookfield Infrastructure Partners LP 7,673,248 414,970
Brookfield Renewable Partners LP 3,098,759 121,843
$ 536,813
Electronics - 2 .00%
Agilent Technologies Inc 723,845 110,915
Mettler-Toledo International Inc
(d)
251,214 370,216
$ 481,131
Entertainment - 3 .29%
Live Nation Entertainment Inc
(d)
5,315,251 419,320
Vail Resorts Inc
(d)
1,219,224 372,107
$ 791,427
Healthcare - Products - 1 .56%
IDEXX Laboratories Inc
(d)
554,906 376,520
Holding Companies - Diversified - 0 .15%
Everarc Holdings Ltd
(c),(d)
2,883,826 36,058
Home Builders - 2 .60%
Lennar Corp - A Shares 2,591,773 272,525
Lennar Corp - B Shares 37,552 3,242
NVR Inc
(d)
67,101 350,442
$ 626,209
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 6 .63%
Aon PLC 548,785 $ 142,701
Arch Capital Group Ltd
(d)
8,095,998 315,744
Brown & Brown Inc 5,823,022 316,772
Fidelity National Financial Inc 2,170,880 96,843
Markel Corp
(d)
449,713 542,430
Progressive Corp/The 1,906,301 181,404
$ 1,595,894
Internet - 4 .37%
VeriSign Inc
(d)
1,927,115 416,970
Wix.com Ltd
(d)
2,125,756 634,836
$ 1,051,806
Lodging - 3 .38%
Hilton Worldwide Holdings Inc
(d)
5,020,439 659,937
Hyatt Hotels Corp
(d)
1,911,494 152,671
$ 812,608
Machinery - Diversified - 0 .50%
Cognex Corp 541,326 48,941
Colfax Corp
(d)
1,534,693 70,412
$ 119,353
Media - 4 .00%
Liberty Broadband Corp - A Shares
(d)
682,269 117,125
Liberty Broadband Corp - C Shares
(d)
3,506,314 622,336
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
509,148 21,109
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,255,080 199,691
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
22,391 1,046
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
36,306 1,677
$ 962,984
Private Equity - 8 .85%
Ares Management Corp 1,140,891 81,699
Brookfield Asset Management Inc
(e)
21,042,866 1,136,104
KKR & Co Inc 10,933,038 697,091
Onex Corp 2,830,677 215,584
$ 2,130,478
Real Estate - 2 .67%
CBRE Group Inc
(d)
3,820,372 368,513
Howard Hughes Corp/The
(d)
1,936,293 179,514
Kennedy-Wilson Holdings Inc 4,715,055 95,197
$ 643,224
REITs - 2 .79%
SBA Communications Corp 1,971,439 672,241
Retail - 10 .47%
Cannae Holdings Inc
(d)
645,958 21,478
CarMax Inc
(d)
6,107,811 818,141
Dollar General Corp 1,179,654 274,435
Domino's Pizza Inc 812,762 427,098
O'Reilly Automotive Inc
(d)
1,076,326 649,929
Restaurant Brands International Inc 2,684,271 183,040
Ross Stores Inc 1,192,329 146,287
$ 2,520,408
Semiconductors - 1 .51%
Microchip Technology Inc 2,545,098 364,254
Software - 14 .94%
ANSYS Inc
(d)
1,083,825 399,346
Autodesk Inc
(d)
2,251,125 722,904
Black Knight Inc
(d)
6,522,197 540,103
Guidewire Software Inc
(d)
3,528,087 406,435
HubSpot Inc
(d)
141,656 84,430
MSCI Inc 435,210 259,368
Qualtrics International Inc
(d)
759,763 31,705
Roper Technologies Inc 1,064,010 522,791

Schedule of Investments
MidCap Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
1,274,138 $ 627,691
$ 3,594,773
TOTAL COMMON STOCKS $ 24,073,163
Total Investments $ 24,078,142
Other Assets and Liabilities -  (0.03)% (8,108)
TOTAL NET ASSETS - 100.00% $ 24,070,034
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $78 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $76 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .42%
Financial 23 .26%
Technology 16 .45%
Consumer, Non-cyclical 12 .57%
Industrial 12 .01%
Communications 8 .37%
Utilities 2 .23%
Basic Materials 0 .55%
Diversified 0 .15%
Money Market Funds 0 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Everarc Holdings Ltd $ 37,416 $ — $ — $ 36,058
Principal Government Money Market Fund - Institutional Class 0.00% 2 689,562 684,663 4,901
$ 37,418 $ 689,562 $ 684,663 $ 40,959
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ (1,358)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
$ — $ — $ — $ (1,358)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .32 % Shares Held Value (000's)
Money Market Funds - 0 .32%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
10 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
937,206 937
$ 937
TOTAL INVESTMENT COMPANIES $ 937
COMMON STOCKS - 96 .87 % Shares Held Value (000's)
Advertising - 1 .82%
Trade Desk Inc/The
(d)
64,847 $ 5,312
Aerospace & Defense - 1 .44%
Spirit AeroSystems Holdings Inc 97,630 4,219
Airlines - 0 .99%
Southwest Airlines Co
(d)
56,922 2,876
Apparel - 6 .68%
Crocs Inc
(d)
49,218 6,684
Deckers Outdoor Corp
(d)
11,727 4,818
Tapestry Inc
(d)
82,537 3,492
VF Corp 56,138 4,502
$ 19,496
Banks - 3 .20%
Signature Bank/New York NY 10,775 2,446
SVB Financial Group
(d)
12,554 6,904
$ 9,350
Biotechnology - 6 .16%
Bio-Rad Laboratories Inc
(d)
7,163 5,297
Horizon Therapeutics Plc
(d)
85,172 8,519
Maravai LifeSciences Holdings Inc
(d)
94,804 4,168
$ 17,984
Building Materials - 1 .44%
Vulcan Materials Co 23,316 4,197
Chemicals - 3 .76%
Albemarle Corp 25,839 5,324
Element Solutions Inc 242,415 5,670
$ 10,994
Commercial Services - 0 .99%
Cintas Corp 7,357 2,900
Computers - 3 .17%
Crowdstrike Holdings Inc
(d)
17,380 4,408
Zscaler Inc
(d)
20,552 4,848
$ 9,256
Cosmetics & Personal Care - 1 .68%
Coty Inc
(d)
560,932 4,897
Distribution & Wholesale - 1 .87%
LKQ Corp
(d)
107,712 5,466
Diversified Financial Services - 2 .07%
Alliance Data Systems Corp 15,291 1,426
OneMain Holdings Inc 75,959 4,633
$ 6,059
Electrical Components & Equipment - 1 .01%
Littelfuse Inc 11,089 2,950
Electronics - 1 .83%
Trimble Inc
(d)
62,577 5,350
Energy - Alternate Sources - 1 .34%
Enphase Energy Inc
(d)
20,702 3,925
Healthcare - Products - 8 .95%
Align Technology Inc
(d)
10,057 6,998
Avantor Inc
(d)
143,733 5,401
IDEXX Laboratories Inc
(d)
8,377 5,684
Inspire Medical Systems Inc
(d)
16,725 3,063
Omnicell Inc
(d)
34,020 4,984
$ 26,130
Healthcare - Services - 1 .28%
Community Health Systems Inc
(d)
280,419 3,735
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 8 .75%
Chewy Inc
(d)
37,393 $ 3,130
Match Group Inc
(d)
17,342 2,762
Palo Alto Networks Inc
(d)
10,743 4,287
Snap Inc Class A
(d)
105,592 7,858
Zendesk Inc
(d)
57,672 7,528
$ 25,565
Machinery - Diversified - 4 .40%
Chart Industries Inc
(d)
24,741 3,846
CNH Industrial NV 164,630 2,772
Middleby Corp/The
(d)
32,490 6,222
$ 12,840
Oil & Gas - 1 .61%
EOG Resources Inc 64,448 4,696
Pharmaceuticals - 2 .73%
AmerisourceBergen Corp 35,713 4,363
Dexcom Inc
(d)
7,017 3,617
$ 7,980
Retail - 4 .10%
Five Below Inc
(d)
21,674 4,214
Floor & Decor Holdings Inc
(d)
28,875 3,523
Lululemon Athletica Inc
(d)
10,591 4,238
$ 11,975
Semiconductors - 9 .68%
Ambarella Inc
(d)
50,594 4,983
Cree Inc
(d)
31,411 2,914
Marvell Technology Inc 112,089 6,783
MKS Instruments Inc 26,050 4,075
NXP Semiconductors NV 18,717 3,863
Qorvo Inc
(d)
29,739 5,638
$ 28,256
Software - 9 .17%
Dynatrace Inc
(d)
58,761 3,753
HubSpot Inc
(d)
8,610 5,132
Manhattan Associates Inc
(d)
42,433 6,774
RingCentral Inc
(d)
9,034 2,414
Synopsys Inc
(d)
16,188 4,662
Veeva Systems Inc
(d)
12,140 4,039
$ 26,774
Telecommunications - 5 .71%
Arista Networks Inc
(d)
16,543 6,293
CommScope Holding Co Inc
(d)
251,544 5,323
Motorola Solutions Inc 22,581 5,056
$ 16,672
Toys, Games & Hobbies - 1 .04%
Mattel Inc
(d)
139,370 3,027
TOTAL COMMON STOCKS $ 282,881
Total Investments $ 283,818
Other Assets and Liabilities -  2.81% 8,201
TOTAL NET ASSETS - 100.00% $ 292,019
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
MidCap Growth Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .02%
Consumer, Non-cyclical 21 .79%
Communications 16 .28%
Consumer, Cyclical 14 .68%
Industrial 10 .12%
Financial 5 .27%
Basic Materials 3 .76%
Energy 2 .95%
Money Market Funds 0 .32%
Other Assets and Liabilities
2 .81%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,694 $ 112,902 $ 116,659 $ 937
$ 4,694 $ 112,902 $ 116,659 $ 937
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .21 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Russell Mid-Cap Growth ETF
(a)
22,067 $ 2,522
Money Market Funds - 3 .00%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,809,186 2,809
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
32,750,544 32,751
$ 35,560
TOTAL INVESTMENT COMPANIES $ 38,082
COMMON STOCKS - 97 .13 % Shares Held Value (000's)
Advertising - 0 .08%
Trade Desk Inc/The
(e)
11,971 $ 981
Aerospace & Defense - 1 .21%
HEICO Corp 67,418 9,118
HEICO Corp - Class A 708 86
Howmet Aerospace Inc 809 27
L3Harris Technologies Inc 21,055 4,774
Spirit AeroSystems Holdings Inc 853 37
TransDigm Group Inc
(e)
415 266
$ 14,308
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
239 16
Airlines - 0 .06%
Delta Air Lines Inc
(e)
17,857 712
Apparel - 0 .57%
Columbia Sportswear Co 69 7
Deckers Outdoor Corp
(e)
15,018 6,170
Hanesbrands Inc 5,795 106
Skechers USA Inc
(e)
412 22
Tapestry Inc
(e)
779 33
VF Corp 5,817 466
$ 6,804
Automobile Manufacturers - 0 .00%
TuSimple Holdings Inc
(a),(e)
116 4
Automobile Parts & Equipment - 0 .43%
Allison Transmission Holdings Inc 2,309 92
Aptiv PLC
(e)
30,039 5,012
QuantumScape Corp
(a),(e)
2,319 53
$ 5,157
Banks - 0 .75%
Citizens Financial Group Inc 2,101 89
Pinnacle Financial Partners Inc 96,798 8,674
Synovus Financial Corp 304 12
Western Alliance Bancorp 1,481 138
$ 8,913
Beverages - 0 .96%
Boston Beer Co Inc/The
(e)
261 186
Brown-Forman Corp - A Shares 631 42
Brown-Forman Corp - B Shares 2,542 180
Constellation Brands Inc 26,393 5,921
Monster Beverage Corp
(e)
53,041 5,003
$ 11,332
Biotechnology - 2 .65%
Acceleron Pharma Inc
(e)
21,911 2,740
Alnylam Pharmaceuticals Inc
(e)
14,665 2,624
Certara Inc
(e)
532 14
Corteva Inc 98,440 4,211
CureVac NV
(a),(e)
1,483 73
Exact Sciences Corp
(e)
22,306 2,406
Exelixis Inc
(e)
7,400 125
Guardant Health Inc
(e)
21,430 2,354
Horizon Therapeutics Plc
(e)
52,015 5,202
Incyte Corp
(e)
4,418 342
Ionis Pharmaceuticals Inc
(e)
3,607 134
Iovance Biotherapeutics Inc
(e)
1,233 27
Maravai LifeSciences Holdings Inc
(e)
2,107 93
Mirati Therapeutics Inc
(e)
914 146
Moderna Inc
(e)
17,094 6,044
Novavax Inc
(e)
2,062 370
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC 5,378 $ 205
Seagen Inc
(e)
27,413 4,205
Ultragenyx Pharmaceutical Inc
(e)
1,339 107
$ 31,422
Building Materials - 1 .83%
Armstrong World Industries Inc 641 69
AZEK Co Inc/The
(e)
1,674 61
Carrier Global Corp 11,372 628
Fortune Brands Home & Security Inc 67,549 6,584
Louisiana-Pacific Corp 207 12
Martin Marietta Materials Inc 15,725 5,713
Trex Co Inc
(e)
89,328 8,674
$ 21,741
Chemicals - 0 .55%
Albemarle Corp 25,712 5,298
Axalta Coating Systems Ltd
(e)
1,032 31
Celanese Corp 1,145 178
Chemours Co/The 2,367 79
Diversey Holdings Ltd
(e)
1,105 19
FMC Corp 910 97
LyondellBasell Industries NV 903 90
Olin Corp 305 14
PPG Industries Inc 2,791 457
RPM International Inc 2,083 180
W R Grace & Co 1,571 109
Westlake Chemical Corp 185 15
$ 6,567
Commercial Services - 6 .95%
Avalara Inc
(e)
2,367 396
Booz Allen Hamilton Holding Corp 41,576 3,567
Bright Horizons Family Solutions Inc
(e)
1,354 202
Chegg Inc
(e)
2,983 264
Cintas Corp 2,334 920
CoStar Group Inc
(e)
106,520 9,464
Equifax Inc 1,294 337
Euronet Worldwide Inc
(e)
63,603 9,084
FleetCor Technologies Inc
(e)
27,242 7,035
Gartner Inc
(e)
2,340 620
Global Payments Inc 33,513 6,482
H&R Block Inc 4,083 100
MarketAxess Holdings Inc 12,876 6,118
Moody's Corp 12,483 4,694
Morningstar Inc 591 149
Paylocity Holding Corp
(e)
1,047 217
Ritchie Bros Auctioneers Inc 97,815 5,843
Robert Half International Inc 2,691 264
Rollins Inc 5,881 225
Sabre Corp
(e)
8,863 105
Shift4 Payments Inc
(e)
1,199 107
StoneCo Ltd
(e)
5,752 338
TransUnion 158,491 19,029
United Rentals Inc
(e)
18,728 6,172
Verisk Analytics Inc 2,826 537
WEX Inc
(e)
837 159
$ 82,428
Computers - 3 .83%
Crowdstrike Holdings Inc
(e)
56,831 14,413
EPAM Systems Inc
(e)
25,812 14,449
Fortinet Inc
(e)
3,742 1,019
Genpact Ltd 256 13
Globant SA
(e)
24,407 5,837
HP Inc 12,095 349
McAfee Corp 987 27
NCR Corp
(e)
186,547 8,283
NetApp Inc 4,122 328
Pure Storage Inc
(e)
6,969 136
Zscaler Inc
(e)
2,160 509
$ 45,363

Schedule of Investments
MidCap Growth Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .07%
Avery Dennison Corp 1,227 $ 258
Church & Dwight Co Inc 364 32
Clorox Co/The 2,816 509
$ 799
Distribution & Wholesale - 5 .12%
Copart Inc
(e)
89,872 13,211
Fastenal Co 165,145 9,045
IAA Inc
(e)
66,308 4,010
Leslie's Inc
(e)
2,697 66
Pool Corp 57,878 27,655
SiteOne Landscape Supply Inc
(e)
641 112
WW Grainger Inc 14,786 6,574
$ 60,673
Diversified Financial Services - 0 .95%
Ameriprise Financial Inc 1,820 469
Apollo Global Management Inc 4,986 293
Credit Acceptance Corp
(e)
20 10
Discover Financial Services 4,682 582
LPL Financial Holdings Inc 64,757 9,134
Raymond James Financial Inc 175 23
Rocket Cos Inc 3,779 65
Synchrony Financial 3,031 142
T Rowe Price Group Inc 2,083 425
Upstart Holdings Inc
(e)
343 41
UWM Holdings Corp
(a)
572 4
Western Union Co/The 2,827 66
$ 11,254
Electric - 0 .01%
Brookfield Renewable Corp 895 38
NRG Energy Inc 3,085 127
$ 165
Electrical Components & Equipment - 1 .63%
Generac Holdings Inc
(e)
39,334 16,495
Universal Display Corp 12,167 2,853
$ 19,348
Electronics - 2 .33%
Agilent Technologies Inc 32,029 4,907
Allegion plc 1,908 261
Amphenol Corp 11,602 841
Coherent Inc
(e)
613 151
Jabil Inc 3,207 191
Keysight Technologies Inc
(e)
119,053 19,590
Mettler-Toledo International Inc
(e)
642 946
Vontier Corp 2,555 83
Waters Corp
(e)
1,588 619
$ 27,589
Energy - Alternate Sources - 0 .44%
Enphase Energy Inc
(e)
25,218 4,782
Plug Power Inc
(e)
13,981 381
$ 5,163
Engineering & Construction - 0 .02%
Frontdoor Inc
(e)
1,636 80
TopBuild Corp
(e)
763 155
$ 235
Entertainment - 1 .03%
Caesars Entertainment Inc
(e)
87,664 7,658
Churchill Downs Inc 1,029 191
DraftKings Inc
(e)
8,483 412
Live Nation Entertainment Inc
(e)
1,437 113
Madison Square Garden Sports Corp
(e)
202 33
Penn National Gaming Inc
(e)
274 19
Six Flags Entertainment Corp
(e)
825 34
Vail Resorts Inc
(e)
12,242 3,736
$ 12,196
Environmental Control - 0 .86%
Waste Connections Inc 80,600 10,211
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .84%
Beyond Meat Inc
(a),(e)
1,403 $ 172
Hershey Co/The 3,508 627
Kellogg Co 3,122 198
Lamb Weston Holdings Inc 134,999 9,014
Pilgrim's Pride Corp
(e)
544 12
$ 10,023
Hand & Machine Tools - 0 .02%
Lincoln Electric Holdings Inc 1,603 224
MSA Safety Inc 293 48
$ 272
Healthcare - Products - 9 .68%
10X Genomics Inc
(e)
2,335 428
ABIOMED Inc
(e)
1,239 405
Adaptive Biotechnologies Corp
(e)
2,708 99
Align Technology Inc
(e)
17,023 11,845
Avantor Inc
(e)
148,789 5,592
Bio-Techne Corp 6,513 3,141
Bruker Corp 2,857 235
Cooper Cos Inc/The 15,998 6,747
Globus Medical Inc
(e)
110 9
IDEXX Laboratories Inc
(e)
34,925 23,698
Insulet Corp
(e)
54,357 15,204
Masimo Corp
(e)
18,865 5,138
Natera Inc
(e)
2,146 246
Novocure Ltd
(e)
2,860 440
Penumbra Inc
(a),(e)
944 251
Repligen Corp
(e)
66,609 16,366
ResMed Inc 62,336 16,943
STERIS PLC 378 82
Tandem Diabetes Care Inc
(e)
1,603 174
Teleflex Inc 5,593 2,223
West Pharmaceutical Services Inc 13,481 5,551
$ 114,817
Healthcare - Services - 3 .04%
agilon health Inc
(e)
1,313 48
Amedisys Inc
(e)
13,930 3,630
Catalent Inc
(e)
83,745 10,034
Charles River Laboratories International Inc
(e)
10,077 4,100
Chemed Corp 115 55
DaVita Inc
(e)
1,374 165
Encompass Health Corp 1,562 130
ICON PLC
(e)
47,687 11,601
IQVIA Holdings Inc
(e)
2,632 652
Laboratory Corp of America Holdings
(e)
8,348 2,472
Molina Healthcare Inc
(e)
10,243 2,797
Oak Street Health Inc
(e)
2,617 165
PPD Inc
(e)
1,830 84
Sotera Health Co
(e)
2,188 52
Syneos Health Inc
(e)
366 33
$ 36,018
Home Builders - 0 .96%
DR Horton Inc 86,193 8,225
Lennar Corp - A Shares 24,925 2,621
NVR Inc
(e)
61 319
PulteGroup Inc 2,129 117
Thor Industries Inc 605 72
Toll Brothers Inc 1,270 75
$ 11,429
Home Furnishings - 0 .02%
Tempur Sealy International Inc 5,083 220
Housewares - 0 .02%
Scotts Miracle-Gro Co/The 1,147 203
Insurance - 0 .05%
Alleghany Corp
(e)
42 28
Arch Capital Group Ltd
(e)
2,594 101
Brown & Brown Inc 380 21
Erie Indemnity Co 484 89
Everest Re Group Ltd 251 63

Schedule of Investments
MidCap Growth Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
GoHealth Inc
(e)
1,147 $ 10
Lemonade Inc
(a),(e)
110 10
Lincoln National Corp 804 50
Markel Corp
(e)
63 76
RenaissanceRe Holdings Ltd 606 92
$ 540
Internet - 5 .67%
Anaplan Inc
(e)
76,620 4,382
Bumble Inc
(a),(e)
47,052 2,394
CDW Corp/DE 75,606 13,862
DoorDash Inc - Class A
(e)
2,061 359
Etsy Inc
(e)
38,499 7,065
Expedia Group Inc
(e)
3,944 635
FireEye Inc
(e)
1,918 39
GoDaddy Inc
(e)
479 40
Lyft Inc
(e)
7,834 433
Match Group Inc
(e)
7,539 1,201
NortonLifeLock Inc 4,069 101
Okta Inc
(e)
3,471 860
Opendoor Technologies Inc
(a),(e)
1,946 29
Palo Alto Networks Inc
(e)
2,664 1,063
Pinterest Inc
(e)
176,718 10,409
Proofpoint Inc
(e)
1,585 277
Roku Inc
(e)
3,220 1,379
Shopify Inc
(e)
2,187 3,280
Spotify Technology SA
(e)
10,756 2,459
TripAdvisor Inc
(e)
1,684 64
Twitter Inc
(e)
2,288 160
VeriSign Inc
(e)
37,218 8,053
Vimeo Inc
(e)
3,221 144
Wayfair Inc
(e)
1,169 282
Wix.com Ltd
(e)
1,489 445
Zendesk Inc
(e)
54,368 7,097
Zillow Group Inc - A Shares
(e)
1,659 178
Zillow Group Inc - C Shares
(e)
4,580 487
$ 67,177
Iron & Steel - 0 .01%
Steel Dynamics Inc 1,048 68
Leisure Products & Services - 0 .62%
Brunswick Corp/DE 278 29
Peloton Interactive Inc
(e)
7,376 871
Planet Fitness Inc
(e)
24,767 1,863
Polaris Inc 1,118 146
Royal Caribbean Cruises Ltd
(e)
52,945 4,070
Virgin Galactic Holdings Inc
(a),(e)
3,690 111
YETI Holdings Inc
(e)
2,389 230
$ 7,320
Lodging - 0 .11%
Boyd Gaming Corp
(e)
488 28
Choice Hotels International Inc 972 117
Hilton Worldwide Holdings Inc
(e)
5,129 674
Travel + Leisure Co 1,573 82
Wyndham Hotels & Resorts Inc 1,616 116
Wynn Resorts Ltd
(e)
2,951 290
$ 1,307
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 1,998 115
Vertiv Holdings Co 7,854 220
$ 335
Machinery - Diversified - 3 .98%
AGCO Corp 170 22
Cognex Corp 94,186 8,515
Graco Inc 113,776 8,883
IDEX Corp 36,339 8,238
Ingersoll Rand Inc
(e)
169,576 8,287
Middleby Corp/The
(e)
463 89
Nordson Corp 278 63
Rockwell Automation Inc 24,722 7,600
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 2,839 $ 323
Westinghouse Air Brake Technologies Corp 56,565 4,801
Xylem Inc/NY 3,295 415
$ 47,236
Media - 0 .06%
Altice USA Inc
(e)
4,181 128
Cable One Inc 80 151
FactSet Research Systems Inc 912 326
Nexstar Media Group Inc 79 12
World Wrestling Entertainment Inc 1,074 53
$ 670
Metal Fabrication & Hardware - 1 .26%
Advanced Drainage Systems Inc 50,665 6,186
RBC Bearings Inc
(e)
37,138 8,727
$ 14,913
Miscellaneous Manufacturers - 0 .11%
Axon Enterprise Inc
(e)
1,785 332
Carlisle Cos Inc 549 111
Donaldson Co Inc 432 29
Parker-Hannifin Corp 596 186
Trane Technologies PLC 3,248 661
$ 1,319
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(e)
1,487 822
Oil & Gas - 0 .08%
Cabot Oil & Gas Corp 1,304 21
Cimarex Energy Co 561 37
Continental Resources Inc/OK 187 6
Diamondback Energy Inc 2,391 185
Hess Corp 526 40
Occidental Petroleum Corp 2,999 78
Pioneer Natural Resources Co 2,690 391
Texas Pacific Land Corp 164 245
$ 1,003
Oil & Gas Services - 0 .37%
Baker Hughes Co 204,058 4,334
Halliburton Co 1,312 27
$ 4,361
Packaging & Containers - 0 .32%
Ball Corp 43,781 3,541
Crown Holdings Inc 445 44
Graphic Packaging Holding Co 2,223 43
Sealed Air Corp 2,298 130
$ 3,758
Pharmaceuticals - 2 .83%
Cardinal Health Inc 4,797 285
Dexcom Inc
(e)
38,470 19,832
Herbalife Nutrition Ltd
(e)
494 25
Jazz Pharmaceuticals PLC
(e)
30,187 5,117
McKesson Corp 16,887 3,442
Neurocrine Biosciences Inc
(e)
2,613 244
Sarepta Therapeutics Inc
(e)
2,132 144
Zoetis Inc 21,859 4,431
$ 33,520
Pipelines - 0 .05%
Cheniere Energy Inc
(e)
6,545 556
New Fortress Energy Inc 739 22
$ 578
Private Equity - 0 .02%
Ares Management Corp 3,376 242
Real Estate - 0 .00%
CBRE Group Inc
(e)
494 48
REITs - 0 .84%
CoreSite Realty Corp 929 128
Equity LifeStyle Properties Inc 2,562 215
Extra Space Storage Inc 327 57
Iron Mountain Inc 5,634 247
Lamar Advertising Co 2,103 224

Schedule of Investments
MidCap Growth Fund III
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp 23,878 $ 8,142
Simon Property Group Inc 7,921 1,002
$ 10,015
Retail - 8 .80%
AutoZone Inc
(e)
3,473 5,638
Best Buy Co Inc 1,606 180
Burlington Stores Inc
(e)
29,149 9,759
CarMax Inc
(e)
391 52
Carvana Co
(e)
2,154 727
Chipotle Mexican Grill Inc
(e)
12,246 22,820
Darden Restaurants Inc 2,467 360
Domino's Pizza Inc 735 386
Five Below Inc
(e)
75,275 14,635
Floor & Decor Holdings Inc
(e)
119,103 14,532
Freshpet Inc
(e)
1,139 167
GameStop Corp
(a),(e)
1,652 266
L Brands Inc 3,801 304
Lithia Motors Inc 73 28
Lululemon Athletica Inc
(e)
22,309 8,928
Nordstrom Inc
(e)
2,601 86
O'Reilly Automotive Inc
(e)
588 355
Petco Health & Wellness Co Inc
(a),(e)
131 3
RH
(e)
479 318
Tractor Supply Co 69,971 12,660
Ulta Beauty Inc
(e)
15,405 5,173
Vroom Inc
(e)
804 30
Wendy's Co/The 4,977 116
Williams-Sonoma Inc 43,740 6,635
Yum China Holdings Inc 917 57
Yum! Brands Inc 708 93
$ 104,308
Savings & Loans - 0 .00%
Sterling Bancorp/DE 421 9
Semiconductors - 4 .88%
Advanced Micro Devices Inc
(e)
71,618 7,605
Allegro MicroSystems Inc
(e)
1,435 39
Brooks Automation Inc 1,684 150
Entegris Inc 3,761 454
IPG Photonics Corp
(e)
73 16
Lattice Semiconductor Corp
(e)
119,687 6,792
Marvell Technology Inc 99,164 6,000
Maxim Integrated Products Inc 7,083 708
Microchip Technology Inc 115,291 16,501
MKS Instruments Inc 1,304 204
Monolithic Power Systems Inc 38,127 17,129
ON Semiconductor Corp
(e)
6,399 250
Skyworks Solutions Inc 2,175 401
Teradyne Inc 4,644 590
Xilinx Inc 6,873 1,030
$ 57,869
Software - 18 .61%
Alteryx Inc
(e)
1,642 127
ANSYS Inc
(e)
30,473 11,228
Aspen Technology Inc
(e)
57,959 8,477
Bentley Systems Inc
(a)
3,765 229
Bill.com Holdings Inc
(e)
2,096 434
Broadridge Financial Solutions Inc 51,788 8,985
C3.ai Inc
(e)
137 7
Cadence Design Systems Inc
(e)
51,183 7,557
CDK Global Inc 527 25
Citrix Systems Inc 1,231 124
Clarivate PLC
(e)
121,002 2,759
Cloudflare Inc
(e)
6,621 785
Coupa Software Inc
(e)
13,153 2,854
Datadog Inc
(e)
6,331 701
DocuSign Inc
(e)
30,052 8,957
DoubleVerify Holdings Inc
(a),(e)
425 15
Dropbox Inc - A Shares
(e)
8,514 268
Duck Creek Technologies Inc
(e)
447 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dynatrace Inc
(e)
4,835 $ 309
Elastic NV
(e)
35,865 5,311
Everbridge Inc
(e)
1,050 148
Fair Isaac Corp
(e)
13,733 7,195
Five9 Inc
(e)
31,953 6,432
HubSpot Inc
(e)
1,246 743
Jack Henry & Associates Inc 539 94
Jamf Holding Corp
(e)
1,251 41
Manhattan Associates Inc
(e)
943 151
Medallia Inc
(e)
1,583 54
MongoDB Inc
(e)
1,478 530
MSCI Inc 38,799 23,122
nCino Inc
(e)
1,313 83
New Relic Inc
(e)
1,529 106
Nuance Communications Inc
(e)
3,024 166
Nutanix Inc
(e)
5,379 194
Palantir Technologies Inc
(e)
45,391 985
Paychex Inc 7,848 893
Paycom Software Inc
(e)
32,498 12,999
Pegasystems Inc 1,076 137
Playtika Holding Corp
(e)
2,126 47
PTC Inc
(e)
100,080 13,556
RingCentral Inc
(e)
32,419 8,665
ServiceNow Inc
(e)
3,596 2,114
Skillz Inc
(a),(e)
8,225 116
Smartsheet Inc
(e)
3,356 243
Splunk Inc
(e)
44,091 6,260
Synopsys Inc
(e)
81,226 23,392
Take-Two Interactive Software Inc
(e)
47,506 8,238
Teradata Corp
(e)
2,597 129
Tyler Technologies Inc
(e)
44,289 21,819
Unity Software Inc
(e)
4,110 440
Veeva Systems Inc
(e)
56,762 18,885
Workday Inc
(e)
14,559 3,413
Zynga Inc
(e)
13,280 134
$ 220,696
Telecommunications - 0 .09%
Arista Networks Inc
(e)
1,504 572
CommScope Holding Co Inc
(e)
5,605 119
Corning Inc 7,187 301
Switch Inc 3,201 66
Ubiquiti Inc 163 51
$ 1,109
Toys, Games & Hobbies - 0 .02%
Mattel Inc
(e)
9,739 211
Transportation - 1 .34%
CH Robinson Worldwide Inc 726 65
Expeditors International of Washington Inc 3,426 439
JB Hunt Transport Services Inc 44,671 7,525
Kansas City Southern 676 181
Landstar System Inc 947 149
Old Dominion Freight Line Inc 26,769 7,205
XPO Logistics Inc
(e)
2,317 321
$ 15,885
TOTAL COMMON STOCKS $ 1,151,682
Total Investments $ 1,189,764
Other Assets and Liabilities -  (0.34)% (4,058)
TOTAL NET ASSETS - 100.00% $ 1,185,706
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,731 or 0.23% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,809 or
0.24% of net assets.

Schedule of Investments
MidCap Growth Fund III
July 31, 2021 (unaudited)
See accompanying notes.

(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 27 .39%
Consumer, Non-cyclical 27 .02%
Consumer, Cyclical 17 .76%
Industrial 14 .94%
Communications 5 .90%
Money Market Funds 3 .00%
Financial 2 .61%
Energy 0 .94%
Basic Materials 0 .56%
Investment Companies 0 .21%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .34 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,201 $ 312,215 $ 297,665 $ 32,751
$ 18,201 $ 312,215 $ 297,665 $ 32,751
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2021 Long 13 $ 3,508 $ 44
Total $ 44
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Core S&P Mid-Cap ETF 8,000 $ 2,158
Money Market Funds - 2 .49%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
30,752 30
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
34,802,809 34,803
$ 34,833
TOTAL INVESTMENT COMPANIES $ 36,991
COMMON STOCKS - 97 .28 % Shares Held Value (000's)
Aerospace & Defense - 0 .34%
Hexcel Corp
(d)
48,442 $ 2,636
Mercury Systems Inc
(d)
32,476 2,144
$ 4,780
Agriculture - 0 .47%
Darling Ingredients Inc
(d)
94,355 6,517
Airlines - 0 .19%
JetBlue Airways Corp
(d)
183,097 2,708
Apparel - 1 .90%
Capri Holdings Ltd
(d)
87,506 4,928
Carter's Inc 25,419 2,484
Columbia Sportswear Co 17,677 1,761
Crocs Inc
(d)
37,720 5,123
Deckers Outdoor Corp
(d)
16,084 6,608
Skechers USA Inc
(d)
77,587 4,165
Urban Outfitters Inc
(d)
39,755 1,478
$ 26,547
Automobile Parts & Equipment - 1 .64%
Adient PLC
(d)
54,476 2,295
Dana Inc 83,929 2,028
Fox Factory Holding Corp
(d)
24,266 3,920
Gentex Corp 139,672 4,753
Goodyear Tire & Rubber Co/The
(d)
161,361 2,535
Lear Corp 31,646 5,537
Visteon Corp
(d)
16,169 1,844
$ 22,912
Banks - 6 .19%
Associated Banc-Corp 88,363 1,750
BancorpSouth Bank 55,795 1,439
Bank of Hawaii Corp 23,358 1,955
Bank OZK 69,903 2,846
Cathay General Bancorp 43,305 1,640
CIT Group Inc 57,285 2,763
Commerce Bancshares Inc/MO 60,909 4,308
Cullen/Frost Bankers Inc 32,703 3,510
East West Bancorp Inc 82,033 5,837
First Financial Bankshares Inc 82,279 4,018
First Horizon Corp 319,417 4,935
FNB Corp/PA 184,688 2,117
Fulton Financial Corp 94,027 1,440
Glacier Bancorp Inc 55,228 2,848
Hancock Whitney Corp 50,194 2,194
Home BancShares Inc/AR 87,696 1,857
International Bancshares Corp 32,242 1,260
PacWest Bancorp 67,608 2,692
Pinnacle Financial Partners Inc 44,003 3,943
Prosperity Bancshares Inc 53,743 3,665
Signature Bank/New York NY 33,322 7,563
Synovus Financial Corp 85,930 3,515
Texas Capital Bancshares Inc
(d)
29,248 1,842
Trustmark Corp 36,663 1,101
UMB Financial Corp 25,141 2,353
Umpqua Holdings Corp 127,578 2,407
United Bankshares Inc/WV 77,581 2,680
Valley National Bancorp 234,707 3,025
Webster Financial Corp 52,286 2,515
Wintrust Financial Corp 32,983 2,355
$ 86,373
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .27%
Boston Beer Co Inc/The
(d)
5,377 $ 3,818
Biotechnology - 1 .41%
Arrowhead Pharmaceuticals Inc
(d)
60,188 4,170
Emergent BioSolutions Inc
(d)
26,338 1,736
Exelixis Inc
(d)
181,217 3,053
Halozyme Therapeutics Inc
(d)
77,395 3,199
Ligand Pharmaceuticals Inc
(d)
9,629 1,093
Nektar Therapeutics
(d)
105,422 1,665
United Therapeutics Corp
(d)
25,903 4,713
$ 19,629
Building Materials - 2 .68%
Builders FirstSource Inc
(d)
119,776 5,330
Eagle Materials Inc 24,506 3,463
Lennox International Inc 19,879 6,549
Louisiana-Pacific Corp 59,129 3,278
MDU Resources Group Inc 116,341 3,690
Owens Corning 60,407 5,809
Simpson Manufacturing Co Inc 25,114 2,825
Trex Co Inc
(d)
66,710 6,478
$ 37,422
Chemicals - 2 .02%
Ashland Global Holdings Inc 31,595 2,688
Cabot Corp 32,750 1,803
Chemours Co/The 95,715 3,182
Ingevity Corp
(d)
23,148 1,966
Minerals Technologies Inc 19,505 1,565
NewMarket Corp 4,234 1,338
Olin Corp 82,855 3,897
RPM International Inc 74,891 6,485
Sensient Technologies Corp 24,449 2,131
Valvoline Inc 104,711 3,213
$ 28,268
Commercial Services - 3 .87%
ASGN Inc
(d)
30,763 3,111
Avis Budget Group Inc
(d)
29,894 2,474
Brink's Co/The 28,770 2,214
FTI Consulting Inc
(d)
19,789 2,883
Graham Holdings Co 2,336 1,553
Grand Canyon Education Inc
(d)
26,800 2,475
H&R Block Inc 104,915 2,576
HealthEquity Inc
(d)
48,213 3,567
Insperity Inc 20,798 2,060
John Wiley & Sons Inc 25,178 1,480
LiveRamp Holdings Inc
(d)
39,560 1,583
ManpowerGroup Inc 31,531 3,739
Paylocity Holding Corp
(d)
21,737 4,510
PROG Holdings Inc 38,946 1,705
Progyny Inc
(d)
21,499 1,197
R1 RCM Inc
(d)
79,924 1,711
Sabre Corp
(d)
184,732 2,178
Service Corp International/US 97,230 6,076
Strategic Education Inc 14,254 1,130
WEX Inc
(d)
25,871 4,908
WW International Inc
(d)
27,738 853
$ 53,983
Computers - 2 .02%
CACI International Inc
(d)
13,619 3,636
Genpact Ltd 100,736 5,018
KBR Inc 81,733 3,163
Lumentum Holdings Inc
(d)
43,889 3,686
Maximus Inc 35,547 3,164
NCR Corp
(d)
75,694 3,361
NetScout Systems Inc
(d)
42,648 1,226
Qualys Inc
(d)
19,466 1,977
Science Applications International Corp 33,521 2,926
$ 28,157
Consumer Products - 0 .23%
Helen of Troy Ltd
(d)
14,138 3,158

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .10%
Coty Inc
(d)
163,914 $ 1,431
Distribution & Wholesale - 1 .16%
Avient Corp 52,794 2,562
IAA Inc
(d)
77,923 4,713
KAR Auction Services Inc
(d)
72,145 1,189
Univar Solutions Inc
(d)
98,066 2,406
Watsco Inc 19,033 5,376
$ 16,246
Diversified Financial Services - 2 .67%
Affiliated Managers Group Inc 24,077 3,815
Alliance Data Systems Corp 28,754 2,681
Evercore Inc - Class A 23,680 3,131
Federated Hermes Inc 54,099 1,755
Interactive Brokers Group Inc - A Shares 46,739 2,891
Janus Henderson Group PLC 98,667 4,128
Jefferies Financial Group Inc 115,680 3,839
LendingTree Inc
(d)
6,388 1,247
Navient Corp 103,806 2,121
SEI Investments Co 68,543 4,167
SLM Corp 186,703 3,516
Stifel Financial Corp 60,770 4,044
$ 37,335
Electric - 1 .33%
ALLETE Inc 30,178 2,122
Black Hills Corp 36,357 2,459
Hawaiian Electric Industries Inc 63,135 2,736
IDACORP Inc 29,211 3,080
NorthWestern Corp 29,304 1,817
OGE Energy Corp 115,753 3,907
PNM Resources Inc 49,635 2,399
$ 18,520
Electrical Components & Equipment - 1 .32%
Acuity Brands Inc 20,647 3,621
Belden Inc 25,870 1,268
Energizer Holdings Inc 33,604 1,440
EnerSys 24,768 2,443
Littelfuse Inc 14,200 3,777
Universal Display Corp 24,806 5,817
$ 18,366
Electronics - 3 .18%
Arrow Electronics Inc
(d)
42,889 5,085
Avnet Inc 57,538 2,378
Coherent Inc
(d)
14,185 3,489
Hubbell Inc 31,409 6,296
II-VI Inc
(d)
60,651 4,234
Jabil Inc 77,440 4,611
National Instruments Corp 76,103 3,357
nVent Electric PLC 96,962 3,065
SYNNEX Corp 23,987 2,867
Vishay Intertechnology Inc 76,742 1,698
Vontier Corp 97,608 3,158
Woodward Inc 33,904 4,121
$ 44,359
Energy - Alternate Sources - 1 .21%
First Solar Inc
(d)
49,180 4,231
SolarEdge Technologies Inc
(d)
30,055 7,799
Sunrun Inc
(d)
93,160 4,935
$ 16,965
Engineering & Construction - 1 .35%
AECOM
(d)
84,654 5,330
Dycom Industries Inc
(d)
17,798 1,235
EMCOR Group Inc 31,548 3,843
Fluor Corp
(d)
72,739 1,212
MasTec Inc
(d)
32,658 3,306
TopBuild Corp
(d)
19,118 3,875
$ 18,801
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .87%
Churchill Downs Inc 20,048 $ 3,725
Cinemark Holdings Inc
(d)
62,903 977
Marriott Vacations Worldwide Corp
(d)
24,688 3,638
Scientific Games Corp
(d)
32,779 2,023
Six Flags Entertainment Corp
(d)
43,947 1,826
$ 12,189
Environmental Control - 0 .76%
Clean Harbors Inc
(d)
29,029 2,758
Stericycle Inc
(d)
53,061 3,743
Tetra Tech Inc 31,319 4,182
$ 10,683
Food - 1 .55%
Flowers Foods Inc 113,859 2,683
Grocery Outlet Holding Corp
(d)
50,362 1,668
Hain Celestial Group Inc/The
(d)
47,285 1,887
Ingredion Inc 38,729 3,401
Lancaster Colony Corp 11,309 2,238
Pilgrim's Pride Corp
(d)
28,181 624
Post Holdings Inc
(d)
34,220 3,502
Sanderson Farms Inc 11,493 2,147
Sprouts Farmers Market Inc
(d)
68,309 1,679
Tootsie Roll Industries Inc 10,178 350
TreeHouse Foods Inc
(d)
32,510 1,443
$ 21,622
Food Service - 0 .08%
Healthcare Services Group Inc 43,206 1,128
Gas - 1 .23%
National Fuel Gas Co 52,722 2,712
New Jersey Resources Corp 55,710 2,146
ONE Gas Inc 30,790 2,272
Southwest Gas Holdings Inc 33,539 2,345
Spire Inc 29,885 2,120
UGI Corp 120,684 5,550
$ 17,145
Hand & Machine Tools - 0 .96%
Kennametal Inc 48,342 1,752
Lincoln Electric Holdings Inc 34,429 4,800
MSA Safety Inc 21,063 3,465
Regal Beloit Corp 23,495 3,459
$ 13,476
Healthcare - Products - 4 .78%
Bio-Techne Corp 22,489 10,845
Envista Holdings Corp
(d)
92,969 4,005
Globus Medical Inc
(d)
44,873 3,732
Haemonetics Corp
(d)
29,464 1,791
Hill-Rom Holdings Inc 38,434 5,322
ICU Medical Inc
(d)
11,411 2,320
Integra LifeSciences Holdings Corp
(d)
41,068 2,973
LivaNova PLC
(d)
28,252 2,438
Masimo Corp
(d)
29,260 7,970
Neogen Corp
(d)
62,105 2,705
NuVasive Inc
(d)
29,866 1,910
Patterson Cos Inc 50,293 1,566
Penumbra Inc
(d),(e)
19,620 5,223
Quidel Corp
(d)
22,391 3,168
Repligen Corp
(d)
29,526 7,254
STAAR Surgical Co
(d)
27,117 3,469
$ 66,691
Healthcare - Services - 3 .08%
Acadia Healthcare Co Inc
(d)
51,892 3,203
Amedisys Inc
(d)
18,836 4,909
Chemed Corp 9,224 4,391
Encompass Health Corp 57,561 4,792
LHC Group Inc
(d)
18,311 3,940
Medpace Holdings Inc
(d)
16,016 2,818
Molina Healthcare Inc
(d)
33,770 9,220
Syneos Health Inc
(d)
58,554 5,250

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
(d)
61,752 $ 4,436
$ 42,959
Home Builders - 0 .96%
KB Home 51,387 2,181
Taylor Morrison Home Corp
(d)
74,571 2,000
Thor Industries Inc 32,016 3,789
Toll Brothers Inc 64,922 3,848
Tri Pointe Homes Inc
(d)
68,480 1,652
$ 13,470
Home Furnishings - 0 .46%
Herman Miller Inc 42,639 1,840
Tempur Sealy International Inc 105,917 4,583
$ 6,423
Housewares - 0 .30%
Scotts Miracle-Gro Co/The 23,514 4,161
Insurance - 4 .39%
Alleghany Corp
(d)
8,054 5,341
American Financial Group Inc/OH 39,861 5,042
Brighthouse Financial Inc
(d)
49,612 2,136
Brown & Brown Inc 135,275 7,359
CNO Financial Group Inc 76,080 1,738
Essent Group Ltd 65,258 2,948
First American Financial Corp 63,459 4,271
Hanover Insurance Group Inc/The 20,758 2,821
Kemper Corp 35,097 2,317
Kinsale Capital Group Inc 12,399 2,215
Mercury General Corp 15,370 935
MGIC Investment Corp 196,211 2,716
Old Republic International Corp 163,887 4,041
Primerica Inc 22,805 3,334
Reinsurance Group of America Inc 39,313 4,331
RenaissanceRe Holdings Ltd 28,704 4,383
RLI Corp 23,003 2,493
Selective Insurance Group Inc 34,709 2,824
$ 61,245
Internet - 0 .26%
TripAdvisor Inc
(d)
56,696 2,152
Yelp Inc
(d)
40,495 1,514
$ 3,666
Iron & Steel - 1 .89%
Cleveland-Cliffs Inc
(d)
265,682 6,642
Commercial Metals Co 69,685 2,286
Reliance Steel & Aluminum Co 36,839 5,789
Steel Dynamics Inc 116,033 7,478
United States Steel Corp 155,933 4,129
$ 26,324
Leisure Products & Services - 1 .35%
Brunswick Corp/DE 45,045 4,703
Callaway Golf Co
(d)
67,275 2,131
Harley-Davidson Inc 88,857 3,521
Polaris Inc 33,289 4,363
YETI Holdings Inc
(d)
43,386 4,179
$ 18,897
Lodging - 0 .80%
Boyd Gaming Corp
(d)
46,664 2,660
Choice Hotels International Inc 16,707 2,003
Travel + Leisure Co 49,836 2,581
Wyndham Hotels & Resorts Inc 54,008 3,892
$ 11,136
Machinery - Construction & Mining - 0 .48%
Oshkosh Corp 39,678 4,744
Terex Corp 40,362 1,934
$ 6,678
Machinery - Diversified - 3 .85%
AGCO Corp 35,729 4,720
Cognex Corp 102,125 9,233
Colfax Corp
(d)
68,216 3,130
Crane Co 28,709 2,791
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Curtiss-Wright Corp 23,673 $ 2,800
Flowserve Corp 75,356 3,172
Graco Inc 97,977 7,650
Middleby Corp/The
(d)
32,170 6,160
Nordson Corp 31,250 7,067
Toro Co/The 61,911 7,042
$ 53,765
Media - 1 .50%
Cable One Inc 3,141 5,930
FactSet Research Systems Inc 21,889 7,821
New York Times Co/The 83,984 3,677
TEGNA Inc 127,663 2,262
World Wrestling Entertainment Inc 26,174 1,292
$ 20,982
Metal Fabrication & Hardware - 0 .53%
Timken Co/The 39,544 3,144
Valmont Industries Inc 12,287 2,911
Worthington Industries Inc 20,224 1,294
$ 7,349
Mining - 0 .43%
Compass Minerals International Inc 19,662 1,348
Royal Gold Inc 37,938 4,610
$ 5,958
Miscellaneous Manufacturers - 1 .72%
Axon Enterprise Inc
(d)
37,404 6,958
Carlisle Cos Inc 30,181 6,104
Donaldson Co Inc 72,933 4,827
ITT Inc 49,789 4,875
Trinity Industries Inc 46,787 1,268
$ 24,032
Office & Business Equipment - 0 .16%
Xerox Holdings Corp 93,236 2,250
Oil & Gas - 0 .91%
Cimarex Energy Co 59,460 3,877
CNX Resources Corp
(d)
127,372 1,541
EQT Corp
(d)
161,396 2,968
HollyFrontier Corp 86,418 2,541
Murphy Oil Corp 83,925 1,822
$ 12,749
Oil & Gas Services - 0 .18%
ChampionX Corp
(d)
108,275 2,516
Packaging & Containers - 0 .81%
AptarGroup Inc 38,000 4,899
Greif Inc - Class A 15,339 930
Silgan Holdings Inc 45,325 1,837
Sonoco Products Co 58,179 3,711
$ 11,377
Pharmaceuticals - 0 .79%
Jazz Pharmaceuticals PLC
(d)
34,752 5,891
Neurocrine Biosciences Inc
(d)
54,672 5,096
$ 10,987
Pipelines - 0 .82%
Antero Midstream Corp 165,623 1,573
DT Midstream Inc 56,177 2,382
Equitrans Midstream Corp 235,091 1,933
Targa Resources Corp 132,222 5,568
$ 11,456
Real Estate - 0 .47%
Jones Lang LaSalle Inc
(d)
29,668 6,603
REITs - 9 .29%
American Campus Communities Inc 79,722 4,011
Apartment Income REIT Corp 90,686 4,774
Brixmor Property Group Inc 171,718 3,953
Camden Property Trust 56,487 8,439
CoreSite Realty Corp 24,856 3,435
Corporate Office Properties Trust 64,954 1,912
Cousins Properties Inc 85,960 3,414
CyrusOne Inc 70,857 5,050

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Douglas Emmett Inc 95,380 $ 3,186
EastGroup Properties Inc 23,143 4,078
EPR Properties 43,236 2,175
First Industrial Realty Trust Inc 74,670 4,090
Healthcare Realty Trust Inc 81,915 2,611
Highwoods Properties Inc 60,172 2,870
Hudson Pacific Properties Inc 87,289 2,379
JBG SMITH Properties 63,875 2,084
Kilroy Realty Corp 61,278 4,245
Lamar Advertising Co 50,129 5,344
Life Storage Inc 44,442 5,216
Macerich Co/The 96,729 1,577
Medical Properties Trust Inc 340,131 7,153
National Retail Properties Inc 101,529 4,962
National Storage Affiliates Trust 44,932 2,434
Omega Healthcare Investors Inc 136,098 4,938
Park Hotels & Resorts Inc
(d)
136,754 2,530
Pebblebrook Hotel Trust 75,975 1,709
Physicians Realty Trust 124,595 2,361
PotlatchDeltic Corp 38,767 2,013
PS Business Parks Inc 11,620 1,786
Rayonier Inc 80,394 3,032
Rexford Industrial Realty Inc 77,522 4,769
Sabra Health Care REIT Inc 124,862 2,321
SL Green Realty Corp 40,105 2,986
Spirit Realty Capital Inc 66,478 3,338
STORE Capital Corp 140,773 5,094
Urban Edge Properties 63,612 1,209
Weingarten Realty Investors 69,374 2,233
$ 129,711
Retail - 5 .84%
American Eagle Outfitters Inc 87,284 3,009
AutoNation Inc
(d)
31,181 3,783
BJ's Wholesale Club Holdings Inc
(d)
79,300 4,016
Casey's General Stores Inc 21,365 4,224
Cracker Barrel Old Country Store Inc 13,720 1,868
Dick's Sporting Goods Inc 37,896 3,946
FirstCash Inc 23,725 1,879
Five Below Inc
(d)
32,378 6,295
Foot Locker Inc 59,722 3,408
Jack in the Box Inc 12,854 1,399
Kohl's Corp 90,344 4,589
Lithia Motors Inc 17,208 6,491
MSC Industrial Direct Co Inc 27,174 2,423
Murphy USA Inc 14,480 2,136
Nordstrom Inc
(d)
62,951 2,084
Nu Skin Enterprises Inc 28,938 1,554
Ollie's Bargain Outlet Holdings Inc
(d)
32,844 3,058
Papa John's International Inc 19,128 2,183
RH
(d)
9,728 6,460
Texas Roadhouse Inc 37,909 3,494
Wendy's Co/The 102,403 2,377
Williams-Sonoma Inc 44,060 6,684
Wingstop Inc 17,195 2,946
World Fuel Services Corp 36,566 1,260
$ 81,566
Savings & Loans - 0 .50%
New York Community Bancorp Inc 268,928 3,168
Sterling Bancorp/DE 111,373 2,418
Washington Federal Inc 41,869 1,351
$ 6,937
Semiconductors - 2 .54%
Amkor Technology Inc 62,127 1,531
Brooks Automation Inc 42,963 3,824
Cirrus Logic Inc
(d)
33,265 2,747
CMC Materials Inc 16,916 2,447
Cree Inc
(d)
66,772 6,194
Lattice Semiconductor Corp
(d)
78,963 4,481
MKS Instruments Inc 32,010 5,008
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Semtech Corp
(d)
37,545 $ 2,325
Silicon Laboratories Inc
(d)
25,876 3,855
Synaptics Inc
(d)
20,355 3,092
$ 35,504
Software - 3 .97%
ACI Worldwide Inc
(d)
68,312 2,343
Aspen Technology Inc
(d)
39,330 5,752
Blackbaud Inc
(d)
28,230 2,014
CDK Global Inc 70,417 3,379
Cerence Inc
(d)
21,843 2,348
Ceridian HCM Holding Inc
(d)
75,942 7,473
CommVault Systems Inc
(d)
26,615 2,012
Concentrix Corp
(d)
24,080 3,943
Envestnet Inc
(d)
31,470 2,368
Fair Isaac Corp
(d)
16,641 8,718
J2 Global Inc
(d)
24,539 3,467
Manhattan Associates Inc
(d)
36,788 5,872
Sailpoint Technologies Holdings Inc
(d)
53,387 2,669
Teradata Corp
(d)
63,377 3,147
$ 55,505
Telecommunications - 0 .81%
Ciena Corp
(d)
89,609 5,210
Iridium Communications Inc
(d)
67,924 2,868
Telephone and Data Systems Inc 57,593 1,287
Viasat Inc
(d)
39,358 1,954
$ 11,319
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
201,682 4,381
Transportation - 1 .51%
Kirby Corp
(d)
34,757 2,013
Knight-Swift Transportation Holdings Inc 70,825 3,519
Landstar System Inc 22,211 3,487
Ryder System Inc 31,150 2,372
Werner Enterprises Inc 32,991 1,508
XPO Logistics Inc
(d)
58,785 8,153
$ 21,052
Trucking & Leasing - 0 .14%
GATX Corp 20,470 1,888
Water - 0 .45%
Essential Utilities Inc 129,262 6,349
TOTAL COMMON STOCKS $ 1,358,424
Total Investments $ 1,395,415
Other Assets and Liabilities -  0.07% 1,006
TOTAL NET ASSETS - 100.00% $ 1,396,421
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $30 or 0.00% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .51%
Industrial 19 .63%
Consumer, Non-cyclical 16 .55%
Consumer, Cyclical 15 .86%
Technology 8 .69%
Basic Materials 4 .34%
Energy 3 .12%
Utilities 3 .01%
Communications 2 .57%
Money Market Funds 2 .49%
Investment Companies 0 .16%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,945 $ 252,512 $ 229,654 $ 34,803
$ 11,945 $ 252,512 $ 229,654 $ 34,803
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2021 Long 134 $ 36,163 $ 190
Total $ 190
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .50 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares Russell Mid-Cap Value ETF 65,500 $ 7,577
Money Market Funds - 2 .24%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,644,104 1,643
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
63,310,275 63,311
$ 64,954
TOTAL INVESTMENT COMPANIES $ 72,531
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Advertising - 1 .26%
Interpublic Group of Cos Inc/The 1,007,363 $ 35,621
Omnicom Group Inc 10,549 768
$ 36,389
Aerospace & Defense - 0 .13%
HEICO Corp 1,508 204
HEICO Corp - Class A 2,649 321
Hexcel Corp
(d)
4,159 227
Howmet Aerospace Inc 18,026 592
Mercury Systems Inc
(d)
2,743 181
Spirit AeroSystems Holdings Inc 3,683 159
Teledyne Technologies Inc
(d)
2,282 1,033
TransDigm Group Inc
(d)
1,828 1,172
$ 3,889
Agriculture - 1 .35%
Archer-Daniels-Midland Co 635,673 37,962
Bunge Ltd 6,826 530
Darling Ingredients Inc
(d)
7,601 525
$ 39,017
Airlines - 1 .13%
Alaska Air Group Inc
(d)
508,057 29,483
American Airlines Group Inc
(d)
31,717 646
Copa Holdings SA
(d)
1,564 111
JetBlue Airways Corp
(d)
15,719 233
Southwest Airlines Co
(d)
29,356 1,483
United Airlines Holdings Inc
(d)
16,062 750
$ 32,706
Apparel - 1 .09%
Capri Holdings Ltd
(d)
7,335 413
Carter's Inc 35,004 3,421
Columbia Sportswear Co 1,860 185
Deckers Outdoor Corp
(d)
1,196 492
Hanesbrands Inc 6,928 127
PVH Corp
(d)
3,511 367
Ralph Lauren Corp 2,354 267
Skechers USA Inc
(d)
5,811 312
Tapestry Inc
(d)
12,479 528
Under Armour Inc - Class A
(d)
9,404 192
Under Armour Inc - Class C
(d)
9,835 172
VF Corp 313,745 25,163
$ 31,639
Automobile Manufacturers - 0 .11%
Cummins Inc 7,261 1,685
PACCAR Inc 16,934 1,406
TuSimple Holdings Inc
(d),(e)
1,573 58
$ 3,149
Automobile Parts & Equipment - 2 .56%
Allison Transmission Holdings Inc 1,303 52
Aptiv PLC
(d)
149,957 25,020
BorgWarner Inc 981,196 48,059
Gentex Corp 12,003 408
Lear Corp 2,993 524
QuantumScape Corp
(d),(e)
1,650 38
$ 74,101
Banks - 5 .16%
Bank of Hawaii Corp 38,637 3,234
Bank of New York Mellon Corp/The 495,000 25,408
Bank OZK 6,101 248
BOK Financial Corp 1,518 128
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens Financial Group Inc 17,376 $ 733
Comerica Inc 72,747 4,995
Commerce Bancshares Inc/MO 5,234 370
Cullen/Frost Bankers Inc 2,835 304
East West Bancorp Inc 7,046 501
Fifth Third Bancorp 34,868 1,265
First Citizens BancShares Inc/NC 300 235
First Hawaiian Inc 6,474 178
First Horizon Corp 27,284 422
First Republic Bank/CA 8,712 1,699
FNB Corp/PA 15,986 183
Huntington Bancshares Inc/OH 1,533,830 21,596
KeyCorp 48,203 948
M&T Bank Corp 69,752 9,336
Northern Trust Corp 10,200 1,151
PacWest Bancorp 95,680 3,810
Pinnacle Financial Partners Inc 3,689 331
Popular Inc 4,126 300
Prosperity Bancshares Inc 337,461 23,011
Regions Financial Corp 251,599 4,844
Signature Bank/New York NY 2,800 636
State Street Corp 17,272 1,505
SVB Financial Group
(d)
2,771 1,524
Synovus Financial Corp 6,776 277
Umpqua Holdings Corp 11,001 208
Webster Financial Corp 4,473 215
Western Alliance Bancorp 33,501 3,109
Wintrust Financial Corp 2,851 204
Zions Bancorp NA 704,077 36,718
$ 149,626
Beverages - 0 .03%
Brown-Forman Corp - A Shares 1,140 76
Brown-Forman Corp - B Shares 4,592 326
Molson Coors Beverage Co 8,868 433
$ 835
Biotechnology - 1 .03%
BioMarin Pharmaceutical Inc
(d)
9,062 695
Bio-Rad Laboratories Inc
(d)
1,052 778
Certara Inc
(d)
904 25
Corteva Inc 498,683 21,333
Exact Sciences Corp
(d)
637 69
Exelixis Inc
(d)
2,213 37
Horizon Therapeutics Plc
(d)
8,817 882
Incyte Corp
(d)
1,321 102
Ionis Pharmaceuticals Inc
(d)
584 22
Iovance Biotherapeutics Inc
(d)
5,018 112
Mirati Therapeutics Inc
(d)
322 51
Nektar Therapeutics
(d)
8,664 137
Royalty Pharma PLC 126,725 4,841
Sage Therapeutics Inc
(d)
2,551 111
Seagen Inc
(d)
708 109
Ultragenyx Pharmaceutical Inc
(d)
819 65
United Therapeutics Corp
(d)
2,191 399
$ 29,768
Building Materials - 1 .01%
Armstrong World Industries Inc 1,221 132
AZEK Co Inc/The
(d)
2,465 90
Builders FirstSource Inc
(d)
10,179 453
Carrier Global Corp 22,991 1,270
Eagle Materials Inc 2,061 291
Fortune Brands Home & Security Inc 5,114 499
Hayward Holdings Inc
(d)
1,904 46
Lennox International Inc 1,692 557
Louisiana-Pacific Corp 4,693 260
Martin Marietta Materials Inc 3,081 1,119
Masco Corp 12,570 751
MDU Resources Group Inc 9,971 316
Owens Corning 233,177 22,423

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 6,557 $ 1,180
$ 29,387
Chemicals - 3 .41%
Albemarle Corp 5,775 1,190
Ashland Global Holdings Inc 2,765 235
Axalta Coating Systems Ltd
(d)
8,536 257
Celanese Corp 3,560 555
CF Industries Holdings Inc 10,678 504
Chemours Co/The 98,152 3,264
Diversey Holdings Ltd
(d)
615 10
Eastman Chemical Co 211,726 23,866
Element Solutions Inc 11,490 269
FMC Corp 4,782 511
Huntsman Corp 10,470 276
International Flavors & Fragrances Inc 217,377 32,745
LyondellBasell Industries NV 11,455 1,138
Mosaic Co/The 17,281 540
NewMarket Corp 332 105
Olin Corp 6,599 310
PPG Industries Inc 6,800 1,112
RPM International Inc 2,637 228
Valvoline Inc 316,113 9,699
Westlake Chemical Corp 266,318 22,083
$ 98,897
Commercial Services - 2 .47%
ADT Inc 7,853 82
AMERCO 439 258
Aramark 11,419 401
Bright Horizons Family Solutions Inc
(d)
610 91
Chegg Inc
(d)
1,656 147
Cintas Corp 279 110
CoStar Group Inc
(d)
4,360 387
Driven Brands Holdings Inc
(d)
1,820 58
Dun & Bradstreet Holdings Inc
(d)
7,952 167
Equifax Inc 3,720 969
Euronet Worldwide Inc
(d)
735 105
FleetCor Technologies Inc
(d)
3,122 806
FTI Consulting Inc
(d)
16,193 2,360
Grand Canyon Education Inc
(d)
66,965 6,185
H&R Block Inc 1,759 43
IHS Markit Ltd 18,554 2,168
ManpowerGroup Inc 286,035 33,918
Morningstar Inc 116 29
Nielsen Holdings PLC 17,825 422
Paysafe Ltd
(d),(e)
15,313 165
Quanta Services Inc 6,873 625
Robert Half International Inc 671 66
Rollins Inc 847 32
Service Corp International/US 8,127 508
StoneCo Ltd
(d)
757 45
Terminix Global Holdings Inc
(d)
6,390 336
TransUnion 3,014 362
United Rentals Inc
(d)
60,847 20,052
Verisk Analytics Inc 2,863 544
WEX Inc
(d)
730 139
$ 71,580
Computers - 5 .03%
Amdocs Ltd 10,165 784
CACI International Inc
(d)
1,154 308
DXC Technology Co
(d)
695,682 27,813
Genpact Ltd 638,641 31,810
Hewlett Packard Enterprise Co 1,229,600 17,829
HP Inc 517,107 14,929
Leidos Holdings Inc 231,012 24,584
Lumentum Holdings Inc
(d)
3,757 316
Maximus Inc 288,000 25,632
McAfee Corp 575 16
NCR Corp
(d)
4,178 185
NetApp Inc 3,726 297
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
899 $ 18
Science Applications International Corp 2,875 251
Western Digital Corp
(d)
15,250 990
$ 145,762
Consumer Products - 1 .08%
Avery Dennison Corp 140,928 29,690
Church & Dwight Co Inc 11,546 1,000
Clorox Co/The 1,174 212
Reynolds Consumer Products Inc 2,697 77
Spectrum Brands Holdings Inc 2,117 185
$ 31,164
Cosmetics & Personal Care - 0 .00%
Coty Inc
(d)
14,250 124
Distribution & Wholesale - 0 .48%
Fastenal Co 3,222 176
Leslie's Inc
(d)
138,951 3,384
LKQ Corp
(d)
13,896 705
SiteOne Landscape Supply Inc
(d)
1,048 183
Univar Solutions Inc
(d)
8,340 205
Watsco Inc 31,889 9,007
WW Grainger Inc 392 174
$ 13,834
Diversified Financial Services - 2 .98%
Affiliated Managers Group Inc 2,062 327
Air Lease Corp 5,323 225
Alliance Data Systems Corp 96,309 8,981
Ally Financial Inc 18,422 946
Ameriprise Financial Inc 2,554 658
Cboe Global Markets Inc 98,513 11,671
Credit Acceptance Corp
(d)
436 211
Discover Financial Services 6,814 847
Evercore Inc - Class A 1,972 261
Franklin Resources Inc 14,363 424
Interactive Brokers Group Inc - A Shares 178,280 11,029
Invesco Ltd 16,569 404
Janus Henderson Group PLC 8,484 355
Jefferies Financial Group Inc 10,959 364
Lazard Ltd 5,037 238
Nasdaq Inc 5,676 1,060
OneMain Holdings Inc 4,398 268
Raymond James Financial Inc 5,804 752
Santander Consumer USA Holdings Inc 2,993 123
SEI Investments Co 5,441 331
SLM Corp 15,985 301
Stifel Financial Corp 5,066 337
Synchrony Financial 366,731 17,243
T Rowe Price Group Inc 69,242 14,136
Tradeweb Markets Inc 5,213 452
UWM Holdings Corp
(e)
1,163 9
Virtu Financial Inc 439,413 11,310
Western Union Co/The 136,955 3,179
$ 86,442
Electric - 2 .27%
AES Corp/The 32,800 777
Alliant Energy Corp 445,691 26,086
Ameren Corp 12,647 1,061
Avangrid Inc 2,826 147
Brookfield Renewable Corp 4,749 202
CenterPoint Energy Inc 28,872 735
CMS Energy Corp 14,362 888
Consolidated Edison Inc 17,068 1,259
DTE Energy Co 9,589 1,125
Edison International 18,531 1,010
Entergy Corp 9,968 1,026
Evergy Inc 11,362 741
Eversource Energy 17,042 1,470
FirstEnergy Corp 27,032 1,036
Hawaiian Electric Industries Inc 5,236 227
IDACORP Inc 2,515 265

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NRG Energy Inc 6,599 $ 272
OGE Energy Corp 9,994 337
PG&E Corp
(d)
75,030 660
Pinnacle West Capital Corp 5,628 470
PPL Corp 38,245 1,085
Public Service Enterprise Group Inc 25,076 1,561
Vistra Corp 23,792 456
WEC Energy Group Inc 15,680 1,476
Xcel Energy Inc 314,759 21,482
$ 65,854
Electrical Components & Equipment - 0 .15%
Acuity Brands Inc 1,770 310
AMETEK Inc 24,982 3,474
ChargePoint Holdings Inc
(d),(e)
6,213 147
Littelfuse Inc 1,174 312
$ 4,243
Electronics - 4 .26%
Agilent Technologies Inc 1,573 241
Allegion plc 1,066 146
Amphenol Corp 301,387 21,848
Arrow Electronics Inc
(d)
28,809 3,416
Avnet Inc 4,896 202
Coherent Inc
(d)
133 33
Flex Ltd
(d)
1,430,000 25,697
Fortive Corp 16,235 1,180
Garmin Ltd 7,521 1,182
Hubbell Inc 150,700 30,209
Jabil Inc 238,452 14,197
Keysight Technologies Inc
(d)
5,168 850
National Instruments Corp 6,439 284
nVent Electric PLC 8,268 261
Sensata Technologies Holding PLC
(d)
7,715 452
SYNNEX Corp 78,115 9,338
Trimble Inc
(d)
12,442 1,064
Vontier Corp 385,712 12,478
Waters Corp
(d)
213 83
Woodward Inc 2,851 347
$ 123,508
Energy - Alternate Sources - 0 .04%
First Solar Inc
(d)
5,265 453
Shoals Technologies Group Inc
(d)
5,064 147
Sunrun Inc
(d)
9,903 525
$ 1,125
Engineering & Construction - 0 .06%
AECOM
(d)
6,975 439
Frontdoor Inc
(d)
1,351 66
Jacobs Engineering Group Inc 6,399 866
MasTec Inc
(d)
2,787 282
TopBuild Corp
(d)
281 57
$ 1,710
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
3,754 328
Live Nation Entertainment Inc
(d)
4,114 324
Madison Square Garden Sports Corp
(d)
577 94
Marriott Vacations Worldwide Corp
(d)
2,067 305
Penn National Gaming Inc
(d)
7,266 497
Six Flags Entertainment Corp
(d)
2,363 98
$ 1,646
Environmental Control - 0 .69%
Clean Harbors Inc
(d)
2,515 239
Pentair PLC 8,256 608
Republic Services Inc 159,416 18,869
Stericycle Inc
(d)
4,567 322
$ 20,038
Food - 4 .06%
Albertsons Cos Inc
(e)
7,710 167
Beyond Meat Inc
(d),(e)
351 43
Campbell Soup Co 9,694 424
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Conagra Brands Inc 23,278 $ 780
Flowers Foods Inc 9,310 219
Grocery Outlet Holding Corp
(d)
4,338 144
Hain Celestial Group Inc/The
(d)
4,089 163
Hershey Co/The 233,707 41,806
Hormel Foods Corp 14,053 652
Ingredion Inc 3,353 294
J M Smucker Co/The 5,271 691
Kellogg Co 6,955 441
Kroger Co/The 37,160 1,512
Lamb Weston Holdings Inc 5,105 341
McCormick & Co Inc/MD 12,397 1,043
Pilgrim's Pride Corp
(d)
118,019 2,614
Post Holdings Inc
(d)
2,930 300
Seaboard Corp 13 53
Sprouts Farmers Market Inc
(d)
160,419 3,943
Sysco Corp 397,000 29,457
Tyson Foods Inc 449,268 32,105
US Foods Holding Corp
(d)
10,983 377
$ 117,569
Forest Products & Paper - 0 .04%
International Paper Co 19,448 1,123
Gas - 0 .06%
Atmos Energy Corp 6,425 634
National Fuel Gas Co 4,316 222
NiSource Inc 19,458 482
UGI Corp 10,399 478
$ 1,816
Hand & Machine Tools - 0 .71%
Lincoln Electric Holdings Inc 129,000 17,986
MSA Safety Inc 1,298 214
Regal Beloit Corp 2,022 298
Snap-on Inc 2,652 578
Stanley Black & Decker Inc 8,020 1,580
$ 20,656
Healthcare - Products - 2 .79%
Adaptive Biotechnologies Corp
(d)
624 23
Cooper Cos Inc/The 70,004 29,526
DENTSPLY SIRONA Inc 10,809 714
Envista Holdings Corp
(d)
7,978 344
Globus Medical Inc
(d)
3,642 303
Henry Schein Inc
(d)
6,997 561
Hill-Rom Holdings Inc 238,904 33,078
Hologic Inc
(d)
12,601 946
ICU Medical Inc
(d)
989 201
Integra LifeSciences Holdings Corp
(d)
3,565 258
Masimo Corp
(d)
683 186
Natera Inc
(d)
280 32
PerkinElmer Inc 5,564 1,014
QIAGEN NV
(d)
39,316 2,075
Quidel Corp
(d)
55,963 7,917
Repligen Corp
(d)
167 41
ResMed Inc 714 194
STERIS PLC 4,234 923
Tandem Diabetes Care Inc
(d)
193 21
Teleflex Inc 1,911 759
Zimmer Biomet Holdings Inc 10,373 1,695
$ 80,811
Healthcare - Services - 2 .07%
Acadia Healthcare Co Inc
(d)
4,387 271
agilon health Inc
(d)
163 6
Amedisys Inc
(d)
184 48
Catalent Inc
(d)
6,173 740
Charles River Laboratories International Inc
(d)
156 63
Chemed Corp 569 271
DaVita Inc
(d)
1,038 125
Encompass Health Corp 2,070 172
IQVIA Holdings Inc
(d)
4,796 1,188
Laboratory Corp of America Holdings
(d)
4,856 1,438

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
64,567 $ 17,628
Oak Street Health Inc
(d)
524 33
PPD Inc
(d)
4,702 217
Quest Diagnostics Inc 251,477 35,659
Syneos Health Inc
(d)
4,364 391
Teladoc Health Inc
(d)
7,284 1,081
Universal Health Services Inc 3,765 604
$ 59,935
Home Builders - 1 .36%
DR Horton Inc 80,100 7,644
Lennar Corp - A Shares 50,810 5,343
Lennar Corp - B Shares 35,822 3,093
NVR Inc
(d)
55 287
PulteGroup Inc 268,469 14,731
Thor Industries Inc 30,208 3,576
Toll Brothers Inc 78,254 4,638
$ 39,312
Home Furnishings - 0 .21%
Dolby Laboratories Inc 3,188 310
Leggett & Platt Inc 6,599 317
Tempur Sealy International Inc 107,538 4,653
Whirlpool Corp 3,047 675
$ 5,955
Housewares - 0 .44%
Newell Brands Inc 520,894 12,892
Insurance - 8 .00%
Aflac Inc 33,376 1,836
Alleghany Corp
(d)
59,097 39,187
American Financial Group Inc/OH 303,368 38,373
Arch Capital Group Ltd
(d)
14,693 573
Arthur J Gallagher & Co 152,052 21,182
Assurant Inc 3,000 473
Assured Guaranty Ltd 3,612 173
Athene Holding Ltd
(d)
5,715 369
Axis Capital Holdings Ltd 3,776 192
Brighthouse Financial Inc
(d)
4,276 184
Brown & Brown Inc 10,971 597
Cincinnati Financial Corp 7,443 877
CNA Financial Corp 1,308 58
Equitable Holdings Inc 19,054 588
Erie Indemnity Co 384 71
Everest Re Group Ltd 168,417 42,581
Fidelity National Financial Inc 216,369 9,653
First American Financial Corp 176,604 11,887
Globe Life Inc 5,040 469
GoHealth Inc
(d)
361 3
Hanover Insurance Group Inc/The 1,774 241
Hartford Financial Services Group Inc/The 17,736 1,128
Kemper Corp 3,028 200
Lemonade Inc
(d),(e)
1,700 148
Lincoln National Corp 7,983 492
Loews Corp 11,019 591
Markel Corp
(d)
4,176 5,037
Mercury General Corp 1,351 82
MGIC Investment Corp 16,859 233
Old Republic International Corp 590,904 14,572
Primerica Inc 1,945 284
Prudential Financial Inc 19,601 1,966
Reinsurance Group of America Inc 3,388 373
RenaissanceRe Holdings Ltd 22,649 3,459
Unum Group 10,166 279
Voya Financial Inc 5,982 385
W R Berkley Corp 431,859 31,599
White Mountains Insurance Group Ltd 150 170
Willis Towers Watson PLC 6,367 1,312
$ 231,877
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .38%
DoorDash Inc - Class A
(d)
499 $ 87
F5 Networks Inc
(d)
12,675 2,618
FireEye Inc
(d)
8,231 166
GoDaddy Inc
(d)
7,489 628
IAC/InterActiveCorp
(d)
3,797 521
NortonLifeLock Inc 20,070 498
Opendoor Technologies Inc
(d),(e)
13,757 204
TripAdvisor Inc
(d)
1,891 72
Twitter Inc
(d)
34,666 2,418
VeriSign Inc
(d)
4,898 1,060
Vimeo Inc
(d)
527 23
Wayfair Inc
(d)
1,665 402
Zillow Group Inc - C Shares
(d)
21,496 2,284
$ 10,981
Iron & Steel - 2 .09%
Cleveland-Cliffs Inc
(d)
22,630 566
Nucor Corp 14,848 1,544
Reliance Steel & Aluminum Co 217,642 34,202
Steel Dynamics Inc 372,104 23,982
United States Steel Corp 13,280 352
$ 60,646
Leisure Products & Services - 0 .11%
Brunswick Corp/DE 3,371 352
Carnival Corp
(d)
42,324 916
Harley-Davidson Inc 7,648 303
Norwegian Cruise Line Holdings Ltd
(d)
18,344 441
Planet Fitness Inc
(d)
1,291 97
Polaris Inc 876 115
Royal Caribbean Cruises Ltd
(d)
10,889 837
Virgin Galactic Holdings Inc
(d),(e)
604 18
$ 3,079
Lodging - 0 .82%
Boyd Gaming Corp
(d)
3,208 183
Hilton Worldwide Holdings Inc
(d)
4,494 591
Hyatt Hotels Corp
(d)
2,009 160
Las Vegas Sands Corp
(d)
514,000 21,768
MGM Resorts International 20,276 761
Travel + Leisure Co 1,410 73
Wyndham Hotels & Resorts Inc 1,680 121
$ 23,657
Machinery - Construction & Mining - 1 .68%
BWX Technologies Inc 1,166 67
Oshkosh Corp 203,385 24,315
Vertiv Holdings Co 862,000 24,170
$ 48,552
Machinery - Diversified - 4 .21%
AGCO Corp 222,796 29,433
Colfax Corp
(d)
5,809 267
Crane Co 2,429 236
Curtiss-Wright Corp 25,937 3,068
Dover Corp 7,129 1,191
Flowserve Corp 6,502 274
Gates Industrial Corp PLC
(d)
3,479 63
Graco Inc 3,161 247
IDEX Corp 3,772 855
Ingersoll Rand Inc
(d)
18,632 911
Middleby Corp/The
(d)
155,120 29,704
Nordson Corp 2,390 540
Otis Worldwide Corp 211,934 18,979
Rockwell Automation Inc 2,267 697
Toro Co/The 209,306 23,807
Westinghouse Air Brake Technologies Corp 8,975 762
Xylem Inc/NY 87,034 10,953
$ 121,987
Media - 1 .02%
Altice USA Inc
(d)
3,185 98
Cable One Inc 125 236
Discovery Inc - A Shares
(d),(e)
8,202 238

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Discovery Inc - C Shares
(d)
15,666 $ 425
DISH Network Corp
(d)
132,248 5,540
FactSet Research Systems Inc 261 93
Fox Corp - A Shares 16,015 571
Fox Corp - B Shares 7,553 251
Liberty Broadband Corp - A Shares
(d)
1,234 212
Liberty Broadband Corp - C Shares
(d)
7,539 1,338
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,166 48
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
9,914 465
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,969 185
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,056 372
New York Times Co/The 8,141 357
News Corp - A Shares 199,933 4,924
News Corp - B Shares 6,058 143
Nexstar Media Group Inc 85,867 12,629
Sirius XM Holdings Inc
(e)
44,727 289
ViacomCBS Inc - Class A 500 22
ViacomCBS Inc - Class B 28,971 1,186
World Wrestling Entertainment Inc 318 16
$ 29,638
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 3,161 251
Valmont Industries Inc 1,040 247
$ 498
Mining - 0 .03%
Alcoa Corp
(d)
9,275 373
Royal Gold Inc 3,253 395
$ 768
Miscellaneous Manufacturers - 3 .06%
A O Smith Corp 169,985 11,955
Carlisle Cos Inc 1,575 319
Donaldson Co Inc 5,491 363
ITT Inc 4,319 423
Parker-Hannifin Corp 88,332 27,562
Textron Inc 677,210 46,735
Trane Technologies PLC 6,086 1,239
$ 88,596
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 7,606 184
Oil & Gas - 3 .09%
APA Corp 18,880 354
Cabot Oil & Gas Corp 17,182 275
Cimarex Energy Co 358,995 23,406
Continental Resources Inc/OK 2,897 99
Devon Energy Corp 1,095,501 28,308
Diamondback Energy Inc 40,983 3,161
EQT Corp
(d)
13,693 252
Hess Corp 12,845 982
HollyFrontier Corp 7,465 219
Marathon Oil Corp 39,111 453
Marathon Petroleum Corp 32,403 1,789
Occidental Petroleum Corp 36,666 957
Phillips 66 21,762 1,598
Pioneer Natural Resources Co 5,943 864
Valero Energy Corp 398,292 26,674
$ 89,391
Oil & Gas Services - 0 .07%
Baker Hughes Co 36,625 778
Halliburton Co 41,701 862
NOV Inc
(d)
19,403 268
$ 1,908
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 2 .08%
Amcor PLC 76,555 $ 885
AptarGroup Inc 126,662 16,330
Ardagh Group SA 901 21
Ball Corp 11,245 910
Berry Global Group Inc
(d)
6,708 431
Crown Holdings Inc 5,652 564
Graphic Packaging Holding Co 10,066 193
Packaging Corp of America 204,657 28,959
Sealed Air Corp 144,963 8,227
Silgan Holdings Inc 4,158 168
Sonoco Products Co 43,914 2,801
Westrock Co 12,933 636
$ 60,125
Pharmaceuticals - 0 .78%
AmerisourceBergen Corp 7,295 891
Cardinal Health Inc 5,903 350
Elanco Animal Health Inc
(d)
22,115 807
Herbalife Nutrition Ltd
(d)
173,456 8,836
Jazz Pharmaceuticals PLC
(d)
2,943 499
McKesson Corp 46,757 9,530
Organon & Co 12,600 365
Perrigo Co PLC 6,635 319
Premier Inc 6,028 215
Viatris Inc 60,043 845
$ 22,657
Pipelines - 0 .34%
Antero Midstream Corp 16,591 158
DT Midstream Inc 4,794 203
Equitrans Midstream Corp 338,181 2,780
ONEOK Inc 22,045 1,146
Targa Resources Corp 98,369 4,142
Williams Cos Inc/The 60,418 1,513
$ 9,942
Private Equity - 0 .08%
Ares Management Corp 825 59
Carlyle Group Inc/The 8,062 407
KKR & Co Inc 27,339 1,743
$ 2,209
Real Estate - 0 .08%
CBRE Group Inc
(d)
15,714 1,516
Howard Hughes Corp/The
(d)
2,060 191
Jones Lang LaSalle Inc
(d)
2,539 565
$ 2,272
REITs - 8 .42%
AGNC Investment Corp 26,039 413
Alexandria Real Estate Equities Inc 130,267 26,228
American Campus Communities Inc 6,841 344
American Homes 4 Rent 634,807 26,662
Americold Realty Trust 585,540 22,748
Annaly Capital Management Inc 69,400 589
Apartment Income REIT Corp 7,761 409
AvalonBay Communities Inc 6,927 1,578
Boston Properties Inc 7,756 910
Brixmor Property Group Inc 14,815 341
Camden Property Trust 181,720 27,147
CoreSite Realty Corp 461 64
Cousins Properties Inc 7,397 294
CubeSmart 9,972 495
CyrusOne Inc 6,083 434
Douglas Emmett Inc 8,318 278
Duke Realty Corp 18,598 946
EPR Properties 3,679 185
Equity LifeStyle Properties Inc 319,075 26,738
Equity Residential 18,315 1,541
Essex Property Trust Inc 3,220 1,056
Extra Space Storage Inc 5,936 1,034
Federal Realty Investment Trust 3,833 450
First Industrial Realty Trust Inc 6,390 350
Gaming and Leisure Properties Inc 75,498 3,574

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Trust of America Inc 10,869 $ 311
Healthpeak Properties Inc 26,757 989
Highwoods Properties Inc 405,138 19,321
Host Hotels & Resorts Inc
(d)
34,561 551
Hudson Pacific Properties Inc 7,287 199
Invitation Homes Inc 28,207 1,147
Iron Mountain Inc 4,213 184
JBG SMITH Properties 6,084 199
Kilroy Realty Corp 5,744 398
Kimco Realty Corp 177,599 3,789
Lamar Advertising Co 225,539 24,042
Life Storage Inc 3,791 445
Medical Properties Trust Inc 28,787 605
Mid-America Apartment Communities Inc 5,649 1,091
National Retail Properties Inc 458,676 22,415
New Residential Investment Corp 21,473 210
Omega Healthcare Investors Inc 11,676 424
Park Hotels & Resorts Inc
(d)
11,622 215
Rayonier Inc 6,855 258
Realty Income Corp 18,569 1,305
Regency Centers Corp 8,425 551
Rexford Industrial Realty Inc 6,665 410
SBA Communications Corp 4,483 1,529
Simon Property Group Inc 2,124 269
SL Green Realty Corp 3,474 259
Spirit Realty Capital Inc 5,644 283
Starwood Property Trust Inc 13,669 356
STORE Capital Corp 12,133 439
Sun Communities Inc 5,490 1,077
UDR Inc 14,672 807
Ventas Inc 18,625 1,113
VEREIT Inc 181,545 8,891
VICI Properties Inc 26,622 830
Vornado Realty Trust 8,772 382
Weingarten Realty Investors 5,933 191
Welltower Inc 20,758 1,803
Weyerhaeuser Co 37,233 1,256
WP Carey Inc 8,767 707
$ 244,059
Retail - 5 .24%
Advance Auto Parts Inc 3,243 688
AutoNation Inc
(d)
149,563 18,146
AutoZone Inc
(d)
2,969 4,821
Best Buy Co Inc 9,566 1,075
Burlington Stores Inc
(d)
191 64
CarMax Inc
(d)
7,407 992
Casey's General Stores Inc 1,836 363
Darden Restaurants Inc 2,074 302
Dick's Sporting Goods Inc 132,529 13,801
Dollar Tree Inc
(d)
63,872 6,374
Domino's Pizza Inc 614 323
Foot Locker Inc 52,047 2,969
Gap Inc/The 9,997 292
Genuine Parts Co 7,019 891
Kohl's Corp 7,739 393
L Brands Inc 204,751 16,395
Lithia Motors Inc 1,306 493
MSC Industrial Direct Co Inc 33,644 3,000
Nordstrom Inc
(d)
914 30
Ollie's Bargain Outlet Holdings Inc
(d)
3,239 301
O'Reilly Automotive Inc
(d)
2,381 1,438
Penske Automotive Group Inc 75,321 6,674
Petco Health & Wellness Co Inc
(d),(e)
3,471 72
Qurate Retail Inc 421,172 4,995
Ross Stores Inc 234,000 28,709
Vroom Inc
(d)
4,287 159
Williams-Sonoma Inc 893 135
Yum China Holdings Inc 19,282 1,199
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 279,565 $ 36,732
$ 151,826
Savings & Loans - 0 .03%
New York Community Bancorp Inc 22,448 265
People's United Financial Inc 21,144 332
Sterling Bancorp/DE 8,739 190
TFS Financial Corp 2,279 44
$ 831
Semiconductors - 0 .79%
Brooks Automation Inc 639 57
Cirrus Logic Inc
(d)
2,917 241
Cree Inc
(d)
5,728 531
IPG Photonics Corp
(d)
1,653 361
Marvell Technology Inc 40,125 2,428
Maxim Integrated Products Inc 691 69
Microchip Technology Inc 1,960 280
MKS Instruments Inc 428 67
ON Semiconductor Corp
(d)
9,655 377
Qorvo Inc
(d)
36,556 6,931
Skyworks Solutions Inc 46,652 8,607
Teradyne Inc 22,264 2,828
$ 22,777
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,956 401
Software - 1 .21%
Akamai Technologies Inc
(d)
7,986 958
ANSYS Inc
(d)
2,527 931
Black Knight Inc
(d)
7,549 625
Broadridge Financial Solutions Inc 528 92
C3.ai Inc
(d)
670 34
CDK Global Inc 5,116 245
Ceridian HCM Holding Inc
(d)
6,416 631
Cerner Corp 14,977 1,204
Change Healthcare Inc
(d)
12,252 266
Citrix Systems Inc 3,962 399
Clarivate PLC
(d)
20,470 467
Cloudflare Inc
(d)
711 84
Concentrix Corp
(d)
72,991 11,951
Datto Holding Corp
(d)
1,254 33
Duck Creek Technologies Inc
(d),(e)
2,767 122
Dynatrace Inc
(d)
571 36
Fastly Inc
(d)
5,250 252
Guidewire Software Inc
(d)
4,166 480
Jack Henry & Associates Inc 2,710 472
Jamf Holding Corp
(d)
426 14
Manhattan Associates Inc
(d)
1,467 234
Medallia Inc
(d)
2,329 79
MSCI Inc 1,158 690
N-Able Inc
(d)
1,733 24
Nuance Communications Inc
(d)
8,777 482
Paychex Inc 2,048 233
Pegasystems Inc 121 15
Signify Health Inc
(d)
1,203 32
SolarWinds Corp
(d)
3,466 39
SS&C Technologies Holdings Inc 11,134 873
Synopsys Inc
(d)
2,759 795
Take-Two Interactive Software Inc
(d)
68,353 11,854
Teradata Corp
(d)
789 39
Tyler Technologies Inc
(d)
268 132
Zynga Inc
(d)
25,989 262
$ 35,079
Telecommunications - 1 .13%
Arista Networks Inc
(d)
318 121
Ciena Corp
(d)
7,640 444
Corning Inc 25,034 1,048
Juniper Networks Inc 16,114 453
Lumen Technologies Inc 54,691 682
Motorola Solutions Inc 133,418 29,875
Ubiquiti Inc 39 12

Schedule of Investments
MidCap Value Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
3,076 $ 153
$ 32,788
Textiles - 0 .02%
Mohawk Industries Inc
(d)
2,810 548
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 6,327 629
Transportation - 2 .90%
CH Robinson Worldwide Inc 54,740 4,881
Expeditors International of Washington Inc 112,447 14,421
JB Hunt Transport Services Inc 153,468 25,852
Kansas City Southern 3,302 884
Kirby Corp
(d)
2,975 172
Knight-Swift Transportation Holdings Inc 107,058 5,320
Landstar System Inc 203,917 32,015
Old Dominion Freight Line Inc 402 108
Ryder System Inc 2,616 199
Schneider National Inc 2,571 58
XPO Logistics Inc
(d)
654 91
$ 84,001
Water - 0 .07%
American Water Works Co Inc 9,023 1,535
Essential Utilities Inc 11,189 550
$ 2,085
TOTAL COMMON STOCKS $ 2,820,493
Total Investments $ 2,893,024
Other Assets and Liabilities -  0.13% 3,813
TOTAL NET ASSETS - 100.00% $ 2,896,837
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,643 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,574 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .75%
Industrial 20 .97%
Consumer, Non-cyclical 15 .66%
Consumer, Cyclical 13 .65%
Technology 7 .04%
Basic Materials 5 .57%
Communications 3 .79%
Energy 3 .54%
Utilities 2 .40%
Money Market Funds 2 .24%
Investment Companies 0 .26%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,289 $ 760,513 $ 719,491 $ 63,311
$ 22,289 $ 760,513 $ 719,491 $ 63,311
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2021 Long 69 $ 18,621 $ 341
Total $ 341
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .80 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares MSCI EAFE Value ETF
(a)
156,000 $ 8,053
Money Market Funds - 2 .54%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
11,218,693 11,218
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
66,031,972 66,032
$ 77,250
TOTAL INVESTMENT COMPANIES $ 85,303
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 9,000 $ 313
Hakuhodo DY Holdings Inc 4,900 74
Publicis Groupe SA 9,350 590
WPP PLC 51,384 665
$ 1,642
Aerospace & Defense - 6 .50%
Airbus SE
(e)
216,105 29,643
BAE Systems PLC 4,266,153 34,205
Elbit Systems Ltd 1,111 146
Rheinmetall AG 352,908 33,865
Rolls-Royce Holdings PLC
(e)
33,273,495 45,955
Safran SA 174,129 22,789
Thales SA 300,483 31,537
$ 198,140
Agriculture - 0 .94%
British American Tobacco PLC 717,464 26,684
Imperial Brands PLC 39,687 850
Japan Tobacco Inc 50,200 981
$ 28,515
Airlines - 1 .25%
Air Canada
(e)
1,060,400 21,232
Deutsche Lufthansa AG
(a),(e)
6,267 71
Japan Airlines Co Ltd
(e)
4,100 85
Qantas Airways Ltd
(e)
13,566 46
Ryanair Holdings PLC ADR
(e)
151,748 16,546
$ 37,980
Apparel - 0 .78%
Gildan Activewear Inc 692,000 23,856
Automobile Manufacturers - 2 .52%
Bayerische Motoren Werke AG 13,884 1,380
Daimler AG 385,057 34,363
Hino Motors Ltd 12,000 105
Honda Motor Co Ltd 941,200 30,230
Isuzu Motors Ltd 23,100 308
Mazda Motor Corp
(e)
15,600 154
Nissan Motor Co Ltd
(e)
97,300 565
Renault SA
(e)
8,060 306
Subaru Corp 25,700 505
Suzuki Motor Corp 7,700 313
Toyota Motor Corp 88,810 7,973
Volkswagen AG 1,360 451
$ 76,653
Automobile Parts & Equipment - 1 .50%
Aisin Corp 4,100 166
Bridgestone Corp 799,900 35,240
Cie Generale des Etablissements Michelin SCA 7,104 1,160
Continental AG
(e)
4,612 627
Koito Manufacturing Co Ltd 1,600 98
NGK Insulators Ltd 10,800 173
Stanley Electric Co Ltd 5,400 141
Sumitomo Electric Industries Ltd 31,600 449
Toyota Industries Corp 6,100 512
Valeo 242,317 7,006
$ 45,572
Banks - 14 .12%
ABN AMRO Bank NV
(f)
17,737 207
Australia & New Zealand Banking Group Ltd 119,327 2,429
Banco Bilbao Vizcaya Argentaria SA 3,493,610 22,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Banco Santander SA 727,187 $ 2,664
Bank Hapoalim BM
(e)
30,952 246
Bank Leumi Le-Israel BM
(e)
39,604 303
Bank Mandiri Persero Tbk PT 19,572,100 7,712
Bank of East Asia Ltd/The 54,600 90
Banque Cantonale Vaudoise 1,262 113
Barclays PLC 7,823,144 18,925
BNP Paribas SA 135,696 8,274
BOC Hong Kong Holdings Ltd 9,288,300 29,827
CaixaBank SA 8,040,250 23,879
Chiba Bank Ltd/The 22,200 126
Commerzbank AG
(e)
42,013 271
Commonwealth Bank of Australia 74,397 5,454
Concordia Financial Group Ltd 45,600 163
Credicorp Ltd
(e)
70,068 7,074
Credit Agricole SA 48,925 682
Credit Suisse Group AG 1,598,561 16,049
Danske Bank A/S 28,924 507
Deutsche Bank AG
(e)
86,671 1,093
DNB Bank ASA
(e)
39,008 799
Erste Group Bank AG 11,715 454
Grupo Financiero Banorte SAB de CV 5,512,049 35,660
Hang Seng Bank Ltd 32,000 613
HSBC Holdings PLC 6,974,843 38,502
ING Groep NV 3,655,595 46,904
Intesa Sanpaolo SpA 692,600 1,913
Investec PLC 5,725,746 21,753
Israel Discount Bank Ltd
(e)
17,086 80
Japan Post Bank Co Ltd 16,900 143
KBC Group NV 10,483 844
Lloyds Banking Group PLC 2,971,511 1,879
Mediobanca Banca di Credito Finanziario SpA 26,043 305
Mitsubishi UFJ Financial Group Inc 512,500 2,707
Mizrahi Tefahot Bank Ltd
(e)
2,943 89
Mizuho Financial Group Inc 101,100 1,445
National Australia Bank Ltd 138,266 2,637
Natwest Group PLC 132,739 373
Nordea Bank Abp
(e)
135,869 1,591
Oversea-Chinese Banking Corp Ltd 140,700 1,273
Raiffeisen Bank International AG 6,206 147
Resona Holdings Inc 89,500 336
Shizuoka Bank Ltd/The 18,700 135
Skandinaviska Enskilda Banken AB 68,249 923
Societe Generale SA 33,996 996
Standard Chartered PLC 112,501 674
Sumitomo Mitsui Financial Group Inc 627,500 21,153
Sumitomo Mitsui Trust Holdings Inc 14,107 463
Svenska Handelsbanken AB 61,167 689
Swedbank AB 243,652 4,745
UBS Group AG 153,739 2,533
UniCredit SpA 4,085,023 48,862
United Overseas Bank Ltd 1,927,600 37,267
Westpac Banking Corp 153,843 2,763
$ 430,102
Beverages - 1 .26%
Anheuser-Busch InBev SA/NV 31,952 2,017
Asahi Group Holdings Ltd 19,100 860
Carlsberg AS 4,318 798
Coca-Cola Europacific Partners PLC 238,784 14,819
Coca-Cola HBC AG
(e)
8,402 317
Heineken NV 5,434 633
Kirin Holdings Co Ltd 34,400 629
Pernod Ricard SA 81,733 18,039
Suntory Beverage & Food Ltd 5,800 203
$ 38,315
Biotechnology - 0 .01%
Argenx SE
(e)
960 293

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .93%
AGC Inc 4,100 $ 175
Cie de Saint-Gobain 21,220 1,517
CRH PLC 32,921 1,645
HeidelbergCement AG 3,120 277
Holcim Ltd
(e)
416,655 24,425
Rinnai Corp 700 65
TOTO Ltd 2,100 109
Xinyi Glass Holdings Ltd 76,000 284
$ 28,497
Chemicals - 2 .89%
Air Liquide SA 9,931 1,727
Akzo Nobel NV 215,228 26,587
Arkema SA 2,575 328
Asahi Kasei Corp 52,500 572
BASF SE 408,667 32,113
Brenntag SE 6,478 647
Covestro AG
(f)
8,101 522
EMS-Chemie Holding AG 103 114
Evonik Industries AG 8,792 306
ICL Group Ltd 29,539 215
Johnson Matthey PLC 530,390 21,923
LANXESS AG 3,483 252
Mitsubishi Chemical Holdings Corp 27,000 227
Mitsubishi Gas Chemical Co Inc 6,600 137
Mitsui Chemicals Inc 7,700 246
Nippon Sanso Holdings Corp 6,300 139
Nitto Denko Corp 6,300 468
Solvay SA 3,107 415
Sumitomo Chemical Co Ltd 22,000 115
Toray Industries Inc 58,100 383
Tosoh Corp 10,900 191
Yara International ASA 7,308 385
$ 88,012
Commercial Services - 2 .81%
Adecco Group AG 6,497 389
Amadeus IT Group SA
(e)
597,750 39,201
Atlantia SpA
(e)
1,337,046 24,252
Dai Nippon Printing Co Ltd 9,700 229
Randstad NV 5,014 364
RELX PLC 347,455 10,213
RELX PLC 336,675 10,000
Secom Co Ltd 3,000 227
Securitas AB 13,130 231
SGS SA 126 408
TOPPAN INC 10,900 185
$ 85,699
Computers - 0 .06%
Atos SE 4,150 198
CyberArk Software Ltd
(e)
1,055 150
Fujitsu Ltd 8,200 1,395
$ 1,743
Consumer Products - 0 .04%
Henkel AG & Co KGaA 4,356 396
Reckitt Benckiser Group PLC 10,460 800
$ 1,196
Cosmetics & Personal Care - 1 .00%
Kao Corp 10,100 608
Pigeon Corp 1,600 46
Pola Orbis Holdings Inc 2,500 60
Unilever PLC 518,430 29,837
$ 30,551
Distribution & Wholesale - 0 .87%
ITOCHU Corp 32,300 956
Marubeni Corp 65,700 559
Mitsubishi Corp 34,600 971
Mitsui & Co Ltd 64,900 1,490
Rexel SA
(e)
1,023,929 21,617
Sumitomo Corp 47,400 644
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Toyota Tsusho Corp 8,900 $ 420
$ 26,657
Diversified Financial Services - 2 .33%
Abrdn Plc 91,516 361
Amundi SA
(f)
2,548 235
ASX Ltd 5,276 299
Daiwa Securities Group Inc 60,500 318
Hargreaves Lansdown PLC 9,698 220
Julius Baer Group Ltd 543,305 35,859
Mitsubishi HC Capital Inc 27,600 151
Nomura Holdings Inc 128,700 644
ORIX Corp 1,851,300 32,390
SBI Holdings Inc/Japan 10,200 244
Schroders PLC 5,212 265
Tokyo Century Corp 1,600 88
$ 71,074
Electric - 3 .53%
AGL Energy Ltd 26,126 138
AusNet Services Ltd 79,702 107
Chubu Electric Power Co Inc 27,000 324
CLP Holdings Ltd 68,500 706
E.ON SE 61,199 752
EDP - Energias de Portugal SA 116,411 604
EDP Renovaveis SA 4,228 99
Electricite de France SA 19,500 237
Endesa SA 13,318 324
Enel SpA 4,036,503 37,199
Engie SA 76,593 1,021
Fortum Oyj 942,859 25,976
HK Electric Investments & HK Electric
Investments Ltd
111,000 113
Iberdrola SA 248,290 2,988
Kansai Electric Power Co Inc/The 29,500 278
Mercury NZ Ltd 28,563 132
Meridian Energy Ltd 53,731 195
National Grid PLC 148,836 1,903
Origin Energy Ltd 73,856 223
Orsted AS
(f)
3,965 588
Power Assets Holdings Ltd 58,000 375
Red Electrica Corp SA 18,152 360
RWE AG 873,881 31,072
SSE PLC
(a)
43,703 876
Terna - Rete Elettrica Nazionale 59,002 468
Tohoku Electric Power Co Inc 17,900 136
Tokyo Electric Power Co Holdings Inc
(e)
63,900 170
Uniper SE 3,837 150
$ 107,514
Electrical Components & Equipment - 0 .45%
ABB Ltd 319,869 11,694
Brother Industries Ltd 9,800 199
Casio Computer Co Ltd 8,100 132
Legrand SA 3,924 442
Schneider Electric SE 7,908 1,325
$ 13,792
Electronics - 1 .19%
Hirose Electric Co Ltd 700 105
Kyocera Corp 13,400 828
Murata Manufacturing Co Ltd 425,300 35,294
Yokogawa Electric Corp 9,500 146
$ 36,373
Engineering & Construction - 3 .61%
ACS Actividades de Construccion y Servicios SA 10,284 270
Aena SME SA
(e),(f)
134,521 21,422
Aeroports de Paris
(e)
808 98
Auckland International Airport Ltd
(e)
26,247 132
Balfour Beatty PLC 1,320,441 5,561
Beijing Capital International Airport Co Ltd
(e)
9,906,000 5,693
Bouygues SA 9,580 369
CK Infrastructure Holdings Ltd 5,360,000 32,358

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Eiffage SA 3,492 $ 356
Ferrovial SA 13,092 389
Infrastrutture Wireless Italiane SpA
(f)
7,046 80
Kajima Corp 18,800 242
Keppel Corp Ltd 61,000 247
Lendlease Corp Ltd 28,864 259
Obayashi Corp 27,200 222
Shimizu Corp 23,100 170
Skanska AB 14,265 403
Taisei Corp 8,000 270
Vinci SA 392,032 41,506
$ 110,047
Entertainment - 0 .67%
Flutter Entertainment PLC
(e)
3,489 595
Genting Singapore Ltd 32,430,100 19,351
Tabcorp Holdings Ltd 92,975 339
$ 20,285
Food - 3 .58%
Ajinomoto Co Inc 9,700 247
Associated British Foods PLC 919,373 25,565
Carrefour SA 44,782 832
Chocoladefabriken Lindt & Spruengli AG - PC 21 235
Chocoladefabriken Lindt & Spruengli AG - REG 2 232
Danone SA 663,050 48,770
Etablissements Franz Colruyt NV 2,283 130
ICA Gruppen AB 4,216 208
J Sainsbury PLC 69,964 275
Koninklijke Ahold Delhaize NV 43,852 1,363
MEIJI Holdings Co Ltd 5,100 316
Mowi ASA 6,452 164
NH Foods Ltd 3,400 137
Nisshin Seifun Group Inc 8,200 132
Nissin Foods Holdings Co Ltd 1,300 92
Ocado Group PLC
(e)
10,204 263
Orkla ASA 31,496 286
Seven & i Holdings Co Ltd 626,400 27,950
Tesco PLC 324,231 1,050
Toyo Suisan Kaisha Ltd 1,800 69
WH Group Ltd
(f)
401,500 333
Wm Morrison Supermarkets PLC 101,051 376
$ 109,025
Food Service - 1 .20%
Compass Group PLC
(e)
1,725,302 36,456
Forest Products & Paper - 0 .09%
Mondi PLC 20,361 564
Oji Holdings Corp 34,200 197
Smurfit Kappa Group PLC 10,276 580
Stora Enso Oyj 24,394 483
UPM-Kymmene Oyj 22,382 915
$ 2,739
Gas - 1 .43%
Centrica PLC
(e)
35,036,481 22,109
Enagas SA 10,436 240
Hong Kong & China Gas Co Ltd 468,300 762
Naturgy Energy Group SA 12,197 315
Osaka Gas Co Ltd 15,700 293
Snam SpA 3,200,511 19,359
Toho Gas Co Ltd 2,000 97
Tokyo Gas Co Ltd 15,700 297
$ 43,472
Hand & Machine Tools - 0 .01%
Fuji Electric Co Ltd 5,300 232
Healthcare - Products - 0 .09%
Alcon Inc 10,476 763
EssilorLuxottica SA 7,777 1,468
Smith & Nephew PLC 23,907 488
$ 2,719
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .06%
Fresenius Medical Care AG & Co KGaA 8,601 $ 678
Fresenius SE & Co KGaA 17,534 921
Ryman Healthcare Ltd 17,822 164
$ 1,763
Holding Companies - Diversified - 0 .05%
CK Hutchison Holdings Ltd 113,000 826
Jardine Matheson Holdings Ltd 8,995 535
Swire Pacific Ltd 20,500 127
$ 1,488
Home Builders - 0 .10%
Barratt Developments PLC 42,703 417
Berkeley Group Holdings PLC 5,148 347
Daiwa House Industry Co Ltd 23,700 727
Iida Group Holdings Co Ltd 6,100 147
Persimmon PLC 13,380 540
Sekisui Chemical Co Ltd 15,900 274
Sekisui House Ltd
(a)
25,800 511
$ 2,963
Home Furnishings - 0 .04%
Hoshizaki Corp 1,100 92
Panasonic Corp 92,500 1,117
$ 1,209
Insurance - 6 .57%
Admiral Group PLC 8,086 382
Aegon NV 75,037 319
Ageas SA/NV 7,342 388
Allianz SE 17,288 4,297
Assicurazioni Generali SpA 46,263 922
Aviva PLC 164,750 885
AXA SA 2,342,287 60,658
Baloise Holding AG 1,943 306
CNP Assurances 7,198 122
Dai-ichi Life Holdings Inc 42,900 790
Direct Line Insurance Group PLC 57,222 237
Gjensidige Forsikring ASA 8,386 192
Hannover Rueck SE 2,528 425
Insurance Australia Group Ltd 103,374 369
Japan Post Holdings Co Ltd
(e)
66,000 560
Japan Post Insurance Co Ltd 9,400 167
Legal & General Group PLC 250,243 907
M&G PLC 109,028 341
MS&AD Insurance Group Holdings Inc 18,600 575
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
3,820 1,031
NN Group NV 11,774 585
Phoenix Group Holdings PLC 27,220 257
Prudential PLC 2,657,842 49,912
QBE Insurance Group Ltd 61,860 496
Sampo Oyj 515,317 24,801
SCOR SE 6,648 186
Sompo Holdings Inc 398,100 16,458
Suncorp Group Ltd 53,702 456
Swiss Life Holding AG 1,341 692
Swiss Re AG 12,647 1,147
T&D Holdings Inc 22,500 288
Tokio Marine Holdings Inc 26,400 1,258
Tryg A/S 15,098 373
Zurich Insurance Group AG 72,578 29,261
$ 200,043
Internet - 0 .04%
Just Eat Takeaway.com NV
(e),(f)
4,885 434
Rakuten Group Inc 12,700 140
Trend Micro Inc/Japan 1,900 99
United Internet AG 4,068 168
Wix.com Ltd
(e)
1,166 348
Z Holdings Corp 38,900 195
$ 1,384

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .05%
BGP Holdings PLC
(e),(g)
738,711 $ —
EXOR NV 4,547 373
Groupe Bruxelles Lambert SA 4,736 551
Industrivarden AB - A Shares 4,480 179
Industrivarden AB - C Shares 6,696 256
L E Lundbergforetagen AB 2,070 148
$ 1,507
Iron & Steel - 0 .65%
ArcelorMittal SA 499,799 17,456
Evraz PLC 21,382 183
Fortescue Metals Group Ltd 71,013 1,297
Hitachi Metals Ltd 4,400 86
JFE Holdings Inc 20,600 250
Nippon Steel Corp 35,800 621
$ 19,893
Leisure Products & Services - 0 .01%
Yamaha Corp 1,900 105
Yamaha Motor Co Ltd 11,700 293
$ 398
Lodging - 1 .99%
Accor SA
(e)
718,761 25,437
City Developments Ltd 17,000 86
Galaxy Entertainment Group Ltd
(e)
31,000 210
Melco Resorts & Entertainment Ltd ADR
(e)
9,001 125
Sands China Ltd
(e)
4,202,800 14,315
SJM Holdings Ltd
(e)
22,541,083 20,330
Whitbread PLC
(e)
5,503 233
$ 60,736
Machinery - Construction & Mining - 0 .11%
Hitachi Construction Machinery Co Ltd 4,500 127
Hitachi Ltd 26,300 1,513
Mitsubishi Electric Corp 76,500 1,038
Mitsubishi Heavy Industries Ltd 13,400 387
Siemens Energy AG
(e)
8,379 228
$ 3,293
Machinery - Diversified - 1 .64%
FANUC Corp 114,100 25,555
KION Group AG 218,690 23,224
Kone Oyj 4,988 413
Kubota Corp 28,100 588
Omron Corp 2,800 239
$ 50,019
Media - 0 .73%
Bollore SA 37,064 207
Informa PLC
(e)
3,002,463 20,631
Pearson PLC 31,606 381
Vivendi SE 29,842 1,008
$ 22,227
Metal Fabrication & Hardware - 0 .02%
NSK Ltd 16,100 133
SKF AB 16,003 426
$ 559
Mining - 0 .49%
Anglo American PLC 54,304 2,406
BHP Group Ltd 80,299 3,154
BHP Group PLC 88,569 2,867
Boliden AB
(e)
11,469 447
Norsk Hydro ASA 56,396 375
Rio Tinto Ltd 15,567 1,526
Rio Tinto PLC 47,063 3,998
Sumitomo Metal Mining Co Ltd 3,700 150
$ 14,923
Miscellaneous Manufacturers - 1 .67%
Alstom SA
(a)
434,417 18,018
Siemens AG 208,244 32,493
Smiths Group PLC 16,621 359
$ 50,870
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .07%
Canon Inc 41,900 $ 965
FUJIFILM Holdings Corp 15,000 1,077
Seiko Epson Corp 11,700 201
$ 2,243
Oil & Gas - 5 .67%
BP PLC 7,317,650 29,373
DCC PLC 336,527 28,175
Ecopetrol SA ADR
(a)
2,223,130 30,035
ENEOS Holdings Inc 128,610 540
Eni SpA 105,840 1,252
Equinor ASA 40,983 798
Galp Energia SGPS SA 21,020 205
Idemitsu Kosan Co Ltd 8,700 205
Inpex Corp 42,900 304
Lundin Energy AB 1,044,300 32,556
Neste Oyj 8,869 545
OMV AG 6,175 334
Repsol SA 62,462 684
Royal Dutch Shell PLC - A Shares 171,986 3,457
Royal Dutch Shell PLC - B Shares 155,419 3,071
Santos Ltd 27,516 130
TotalEnergies SE 926,203 40,389
Woodside Petroleum Ltd 40,351 648
$ 172,701
Pharmaceuticals - 8 .58%
Astellas Pharma Inc 78,000 1,242
AstraZeneca PLC 230,634 26,502
Bayer AG 285,790 17,027
Daiichi Sankyo Co Ltd 24,900 493
GlaxoSmithKline PLC 1,689,706 33,362
Hisamitsu Pharmaceutical Co Inc 1,100 48
Medipal Holdings Corp 7,600 143
Novartis AG 568,913 52,612
Orion Oyj 4,449 189
Otsuka Holdings Co Ltd 16,300 648
Roche Holding AG 94,306 36,432
Sanofi 467,172 48,154
Santen Pharmaceutical Co Ltd 15,100 205
Shionogi & Co Ltd 11,100 585
Sumitomo Dainippon Pharma Co Ltd 7,500 130
Taisho Pharmaceutical Holdings Co Ltd 1,400 78
Takeda Pharmaceutical Co Ltd 1,276,200 42,480
Teva Pharmaceutical Industries Ltd ADR
(e)
45,982 444
UCB SA 5,301 573
$ 261,347
Pipelines - 1 .55%
APA Group 17,316 122
Enbridge Inc 877,100 34,575
Koninklijke Vopak NV 295,758 12,523
$ 47,220
Private Equity - 0 .02%
3i Group PLC 26,527 471
Real Estate - 2 .51%
Aroundtown SA 27,232 213
Azrieli Group Ltd 1,778 142
CapitaLand Ltd 110,500 328
CK Asset Holdings Ltd 84,500 575
Daito Trust Construction Co Ltd 2,700 317
Hang Lung Properties Ltd 84,000 217
Henderson Land Development Co Ltd 60,438 270
Hongkong Land Holdings Ltd 5,403,375 24,515
Hulic Co Ltd 5,600 64
Mitsubishi Estate Co Ltd 49,500 777
Mitsui Fudosan Co Ltd 1,006,940 23,550
New World Development Co Ltd 63,451 301
Nomura Real Estate Holdings Inc 4,800 119
Sino Land Co Ltd 138,000 211
Sumitomo Realty & Development Co Ltd 12,900 420
Sun Hung Kai Properties Ltd 54,383 778

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Swire Properties Ltd 7,488,000 $ 21,297
Swiss Prime Site AG 3,185 339
UOL Group Ltd 9,700 52
Vonovia SE 22,544 1,501
Wharf Real Estate Investment Co Ltd 69,000 390
$ 76,376
REITs - 0 .27%
Ascendas Real Estate Investment Trust 67,400 155
British Land Co PLC/The 36,918 261
CapitaLand Integrated Commercial Trust 189,908 301
Covivio 2,180 205
Daiwa House REIT Investment Corp 82 244
Dexus/AU 45,544 344
Gecina SA 1,924 305
GLP J-Reit
(e)
172 308
GPT Group/The 81,686 280
Japan Metropolitan Fund Invest 292 306
Japan Real Estate Investment Corp 52 327
Klepierre SA 8,654 209
Land Securities Group PLC 29,539 291
Link REIT 87,200 833
Mirvac Group 165,122 347
Nippon Building Fund Inc 62 401
Nippon Prologis REIT Inc 86 287
Nomura Real Estate Master Fund Inc 177 281
Orix JREIT Inc 109 208
Scentre Group 217,659 416
Segro PLC 49,968 845
Stockland 100,103 324
Unibail-Rodamco-Westfield
(e)
5,227 435
United Urban Investment Corp 124 182
Vicinity Centres 162,266 185
$ 8,280
Retail - 2 .21%
ABC-Mart Inc 1,300 72
Chow Tai Fook Jewellery Group Ltd 83,800 176
Cie Financiere Richemont SA 191,859 24,552
E-MART Inc 130,232 19,102
Kingfisher PLC 88,514 455
Lawson Inc 2,100 105
Ryohin Keikaku Co Ltd 5,200 105
Swatch Group AG/The - BR 1,212 404
Swatch Group AG/The - REG 2,205 143
USS Co Ltd 5,900 103
WH Smith PLC
(e)
980,844 22,122
Yamada Holdings Co Ltd 28,500 135
$ 67,474
Semiconductors - 2 .92%
Infineon Technologies AG 203,906 7,792
Rohm Co Ltd 1,200 117
Samsung Electronics Co Ltd 725,253 49,561
SK Hynix Inc 323,185 31,639
$ 89,109
Shipbuilding - 0 .01%
Wartsila OYJ Abp 12,904 194
Software - 1 .41%
Sage Group PLC/The 29,879 291
SAP SE 298,063 42,776
$ 43,067
Telecommunications - 1 .30%
BT Group PLC
(e)
374,296 902
Deutsche Telekom AG 90,852 1,886
Elisa Oyj 2,981 192
Eutelsat Communications SA 1,853,008 20,163
HKT Trust & HKT Ltd 158,000 215
KDDI Corp 67,600 2,067
Koninklijke KPN NV
(a)
141,000 463
Nippon Telegraph & Telephone Corp 53,900 1,380
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Nokia OYJ
(e)
226,102 $ 1,389
Orange SA 83,662 931
Proximus SADP 6,377 131
Singapore Telecommunications Ltd 225,200 377
SoftBank Corp 120,300 1,571
SoftBank Group Corp 34,200 2,151
Spark New Zealand Ltd 77,658 256
Swisscom AG 1,085 652
Tele2 AB 21,002 309
Telecom Italia SpA/Milano 417,851 183
Telecom Italia SpA/Milano - RSP 252,777 118
Telefonica Deutschland Holding AG 43,658 118
Telefonica SA 219,005 1,002
Telenor ASA 29,343 509
Telia Co AB 111,475 489
Telstra Corp Ltd 174,562 486
Vodafone Group PLC 1,125,308 1,809
$ 39,749
Transportation - 0 .23%
AP Moller - Maersk A/S - B 89 247
Aurizon Holdings Ltd 77,774 221
Central Japan Railway Co 6,000 873
Deutsche Post AG 41,567 2,817
East Japan Railway Co 8,300 553
Getlink SE 6,457 103
Hankyu Hanshin Holdings Inc 9,500 281
Keisei Electric Railway Co Ltd 1,900 57
Kintetsu Group Holdings Co Ltd
(e)
2,600 88
MTR Corp Ltd 64,500 382
Nippon Express Co Ltd 3,200 234
Nippon Yusen KK 6,700 362
Odakyu Electric Railway Co Ltd 4,500 107
Poste Italiane SpA
(f)
21,908 290
Tokyu Corp 10,600 142
West Japan Railway Co 4,500 244
$ 7,001
Water - 0 .92%
Severn Trent PLC 10,016 389
Suez SA 14,492 338
United Utilities Group PLC 28,594 426
Veolia Environnement SA 817,768 26,821
$ 27,974
TOTAL COMMON STOCKS $ 2,973,632
PREFERRED STOCKS - 0 .21 % Shares Held Value (000's)
Automobile Manufacturers - 0 .18%
Bayerische Motoren Werke AG 1.92% 2,384 $ 205
Porsche Automobil Holding SE 2.21% 3,210 347
Volkswagen AG 4.86% 20,443 4,980
$ 5,532
Chemicals - 0 .00%
FUCHS PETROLUB SE 0.99% 1,021 51
Consumer Products - 0 .03%
Henkel AG & Co KGaA 1.85% 7,470 757
TOTAL PREFERRED STOCKS $ 6,340
CONVERTIBLE BONDS - 0 .13%
Principal
Amount (000's) Value (000's)
Banks - 0 .13%
Credit Suisse Group Guernsey VII Ltd
3.00%, 11/12/2021
(a),(f)
CHF 545 $ 635
3.00%, 11/12/2021
(f),(h)
3,000 3,494
$ 4,129
TOTAL CONVERTIBLE BONDS $ 4,129
Total Investments $ 3,069,404
Other Assets and Liabilities -  (0.74)% (22,576)
TOTAL NET ASSETS - 100.00% $ 3,046,828

Schedule of Investments
Overseas Fund
July 31, 2021 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,921 or 0.88% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,498 or 0.94% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,240 or 0.93% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 18 .18%
France 15 .98%
Japan 11 .86%
Germany 9 .27%
Switzerland 7 .85%
Hong Kong 4 .52%
Italy 4 .43%
Spain 3 .83%
Korea, Republic Of 3 .30%
Netherlands 3 .18%
United States 2 .80%
Canada 2 .62%
Singapore 1 .94%
Finland 1 .88%
Ireland 1 .56%
Sweden 1 .38%
Mexico 1 .17%
Colombia 0 .99%
Australia 0 .91%
South Africa 0 .71%
Luxembourg 0 .58%
Macao 0 .47%
Indonesia 0 .25%
Peru 0 .23%
China 0 .19%
Belgium 0 .16%
Guernsey 0 .13%
Norway 0 .13%
Denmark 0 .08%
Israel 0 .06%
Austria 0 .04%
New Zealand 0 .03%
Portugal 0 .03%
Other Assets and Liabilities
( 0 .74 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 32,634 $ 1,600,243 $ 1,566,845 $ 66,032
$ 32,634 $ 1,600,243 $ 1,566,845 $ 66,032
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Credit Suisse Group Guernsey VII Ltd   3.00%, 11/12/2021 04/23/2021 $ 3,285 $ 3,494 0.11%
Total $ 3,494 0.11%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2021 Long 135 $ 15,656 $ (5)
Total $ (5)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .97 % Shares Held Value (000's)
Money Market Funds - 0 .97%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
21,805,132 $ 21,805
TOTAL INVESTMENT COMPANIES $ 21,805
COMMON STOCKS - 98 .42 % Shares Held Value (000's)
Aerospace & Defense - 0 .20%
Teledyne Technologies Inc
(b)
10,021 $ 4,537
Apparel - 2 .16%
Deckers Outdoor Corp
(b)
86,289 35,452
NIKE Inc 79,530 13,322
$ 48,774
Automobile Manufacturers - 1 .05%
PACCAR Inc 286,506 23,777
Banks - 3 .74%
JPMorgan Chase & Co 370,876 56,291
PNC Financial Services Group Inc/The 153,959 28,084
$ 84,375
Beverages - 1 .73%
Keurig Dr Pepper Inc 775,123 27,292
PepsiCo Inc 75,171 11,798
$ 39,090
Chemicals - 1 .44%
Air Products and Chemicals Inc 48,632 14,153
FMC Corp 172,271 18,425
$ 32,578
Commercial Services - 0 .98%
PayPal Holdings Inc
(b)
80,563 22,198
Computers - 5 .13%
Apple Inc 792,934 115,657
Consumer Products - 0 .98%
Church & Dwight Co Inc 254,139 22,003
Diversified Financial Services - 6 .01%
Ameriprise Financial Inc 67,066 17,274
BlackRock Inc 25,263 21,907
Charles Schwab Corp/The 413,560 28,101
Discover Financial Services 165,598 20,587
Nasdaq Inc 120,868 22,570
Visa Inc 102,492 25,253
$ 135,692
Electric - 2 .51%
NextEra Energy Inc 496,668 38,691
Xcel Energy Inc 262,550 17,919
$ 56,610
Electronics - 1 .33%
Honeywell International Inc 128,652 30,078
Environmental Control - 1 .00%
Republic Services Inc 190,598 22,559
Food - 0 .38%
McCormick & Co Inc/MD 101,506 8,544
Healthcare - Products - 5 .03%
Abbott Laboratories 371,610 44,957
Edwards Lifesciences Corp
(b)
145,758 16,364
Medtronic PLC 129,994 17,070
Thermo Fisher Scientific Inc 64,870 35,031
$ 113,422
Healthcare - Services - 2 .22%
UnitedHealth Group Inc 93,365 38,487
Universal Health Services Inc 72,679 11,658
$ 50,145
Insurance - 2 .28%
Chubb Ltd 26,036 4,393
Fidelity National Financial Inc 101,852 4,544
Marsh & McLennan Cos Inc 177,964 26,200
Progressive Corp/The 172,378 16,403
$ 51,540
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 10 .45%
Alphabet Inc - A Shares
(b)
33,245 $ 89,580
Amazon.com Inc
(b)
22,006 73,227
Facebook Inc
(b)
157,964 56,282
Netflix Inc
(b)
21,537 11,147
Pinterest Inc
(b)
94,284 5,553
$ 235,789
Machinery - Construction & Mining - 0 .94%
Epiroc AB - A Shares 913,980 21,291
Machinery - Diversified - 1 .13%
Deere & Co 70,714 25,570
Media - 2 .19%
Comcast Corp - Class A 569,055 33,478
Nexstar Media Group Inc 76,817 11,297
Walt Disney Co/The
(b)
25,706 4,525
$ 49,300
Oil & Gas - 2 .81%
Chevron Corp 565,315 57,554
Valero Energy Corp 85,930 5,755
$ 63,309
Packaging & Containers - 0 .87%
Ball Corp 241,551 19,537
Pharmaceuticals - 6 .47%
Becton Dickinson and Co 22,545 5,766
Bristol-Myers Squibb Co 299,065 20,297
Dexcom Inc
(b)
16,647 8,582
Eli Lilly & Co 106,218 25,864
Johnson & Johnson 158,427 27,281
Merck & Co Inc 401,901 30,894
Pfizer Inc 326,064 13,959
Roche Holding AG ADR 274,554 13,250
$ 145,893
REITs - 3 .43%
Alexandria Real Estate Equities Inc 107,081 21,560
American Tower Corp 64,806 18,327
Extra Space Storage Inc 117,713 20,498
Prologis Inc 132,825 17,007
$ 77,392
Retail - 8 .78%
Costco Wholesale Corp 124,410 53,461
Home Depot Inc/The 71,690 23,528
Lululemon Athletica Inc
(b)
52,407 20,972
O'Reilly Automotive Inc
(b)
34,160 20,627
Starbucks Corp 165,825 20,136
Target Corp 123,696 32,291
Tractor Supply Co 149,174 26,990
$ 198,005
Semiconductors - 5 .46%
Broadcom Inc 72,764 35,320
Lam Research Corp 45,708 29,135
Microchip Technology Inc 118,163 16,911
NVIDIA Corp 117,876 22,984
Taiwan Semiconductor Manufacturing Co Ltd
ADR
161,280 18,812
$ 123,162
Software - 13 .44%
Adobe Inc
(b)
93,029 57,830
Black Knight Inc
(b)
131,756 10,911
Fair Isaac Corp
(b)
47,187 24,722
Fidelity National Information Services Inc 30,262 4,510
Microsoft Corp 478,308 136,275
Roper Technologies Inc 36,554 17,960
salesforce.com Inc
(b)
117,716 28,479
ServiceNow Inc
(b)
38,256 22,490
$ 303,177
Telecommunications - 1 .97%
T-Mobile US Inc
(b)
261,147 37,611
Verizon Communications Inc 122,303 6,822
$ 44,433

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .31%
Expeditors International of Washington Inc 214,490 $ 27,508
Union Pacific Corp 112,303 24,568
$ 52,076
TOTAL COMMON STOCKS $ 2,220,513
Total Investments $ 2,242,318
Other Assets and Liabilities -  0.61% 13,757
TOTAL NET ASSETS - 100.00% $ 2,256,075
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .03%
Consumer, Non-cyclical 17 .79%
Financial 15 .46%
Communications 14 .61%
Consumer, Cyclical 11 .99%
Industrial 7 .78%
Energy 2 .81%
Utilities 2 .51%
Basic Materials 1 .44%
Money Market Funds 0 .97%
Other Assets and Liabilities
0 .61%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 31,622 $ 322,116 $ 331,933 $ 21,805
$ 31,622 $ 322,116 $ 331,933 $ 21,805
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .14%
Blue Chip Fund
(a)
681,787 $ 28,771
Core Fixed Income Fund
(a)
25,702,004 260,618
Diversified International Fund
(a)
2,313,408 37,200
Diversified Real Asset Fund
(a)
935,907 12,579
International Small Company Fund
(a)
603,071 8,003
LargeCap Growth Fund I
(a)
1,120,989 27,083
MidCap Fund
(a),(b)
305,327 12,995
MidCap Value Fund I
(a)
701,980 13,050
Origin Emerging Markets Fund
(a)
758,912 10,663
SmallCap Growth Fund I
(a)
326,415 6,430
SmallCap Value Fund II
(a)
494,749 6,827
$ 424,219
Principal Funds, Inc. Institutional Class - 41 .87%
Equity Income Fund
(a)
633,137 25,724
High Income Fund
(a)
5,248,489 49,546
Inflation Protection Fund
(a)
3,302,164 32,460
LargeCap S&P 500 Index Fund
(a)
645,844 16,411
LargeCap Value Fund III
(a)
1,287,990 25,940
Overseas Fund
(a)
2,149,630 24,140
Short-Term Income Fund
(a)
10,579,731 131,295
$ 305,516
TOTAL INVESTMENT COMPANIES $ 729,735
Total Investments $ 729,735
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 729,658
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .05%
Domestic Equity Funds 22 .37%
International Equity Funds 5 .87%
Specialty Funds 1 .72%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 42,164 $ 1,876 $ 24,505 $ 28,771
Bond Market Index Fund 37,554 — 37,727 —
Core Fixed Income Fund 240,715 54,982 33,340 260,618
Diversified International Fund 34,471 1,180 7,175 37,200
Diversified Real Asset Fund 11,439 474 1,942 12,579
Equity Income Fund 27,613 9,225 18,218 25,724
High Income Fund 46,354 6,397 5,475 49,546
Inflation Protection Fund 32,075 2,313 3,729 32,460
International Small Company Fund 9,179 261 3,731 8,003
LargeCap Growth Fund I — 25,247 1,563 27,083
LargeCap S&P 500 Index Fund 35,951 6,408 31,921 16,411
LargeCap Value Fund III — 24,084 1,564 25,940
MidCap Fund 18,736 525 11,296 12,995
MidCap Value Fund I 7,055 3,535 1,238 13,050
Origin Emerging Markets Fund — 11,073 903 10,663
Overseas Fund 21,641 879 6,319 24,140
Short-Term Income Fund 134,406 13,740 15,611 131,295
SmallCap Growth Fund I 6,846 719 2,999 6,430
SmallCap Value Fund II 3,587 1,627 507 6,827
$ 709,786 $ 164,545 $ 209,763 $ 729,735
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 229 $ 1,943 $ 1,173 $ 7,293
Bond Market Index Fund — 3,570 — (3,397)
Core Fixed Income Fund 4,516 (23) — (1,716)
Diversified International Fund 424 (721) — 9,445
Diversified Real Asset Fund 70 294 — 2,314
Equity Income Fund 268 2,493 — 4,611
High Income Fund 1,928 (64) — 2,334
Inflation Protection Fund 155 144 — 1,657
International Small Company Fund 99 512 — 1,782
LargeCap Growth Fund I 244 (6) 731 3,405
LargeCap S&P 500 Index Fund 1,009 13,917 1,854 (7,944)
LargeCap Value Fund III 235 72 — 3,348
MidCap Fund — 5,602 219 (572)
MidCap Value Fund I 139 73 — 3,625
Origin Emerging Markets Fund 70 27 — 466
Overseas Fund 437 927 — 7,012
Short-Term Income Fund 1,847 (7) 204 (1,233)
SmallCap Growth Fund I 87 1,342 308 522
SmallCap Value Fund II 35 46 — 2,074
$ 11,792 $ 30,141 $ 4,489 $ 35,026
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .93%
Blue Chip Fund
(a)
434,326 $ 18,329
Core Fixed Income Fund
(a)
12,226,167 123,973
Diversified International Fund
(a)
1,555,506 25,012
Diversified Real Asset Fund
(a)
433,584 5,827
International Small Company Fund
(a)
407,811 5,412
LargeCap Growth Fund I
(a)
735,938 17,780
MidCap Fund
(a),(b)
195,929 8,339
MidCap Value Fund I
(a)
454,346 8,446
Origin Emerging Markets Fund
(a)
497,710 6,993
SmallCap Growth Fund I
(a)
210,700 4,151
SmallCap Value Fund II
(a)
318,478 4,395
$ 228,657
Principal Funds, Inc. Institutional Class - 40 .08%
Equity Income Fund
(a)
409,711 16,647
High Income Fund
(a)
2,433,909 22,976
Inflation Protection Fund
(a)
1,609,414 15,821
LargeCap S&P 500 Index Fund
(a)
446,475 11,345
LargeCap Value Fund III
(a)
833,429 16,785
Overseas Fund
(a)
1,342,428 15,075
Short-Term Income Fund
(a)
4,371,542 54,251
$ 152,900
TOTAL INVESTMENT COMPANIES $ 381,557
Total Investments $ 381,557
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 381,517
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .44%
Domestic Equity Funds 27 .84%
International Equity Funds 7 .20%
Specialty Funds 1 .53%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 12,941 $ 2,976 $ 2,161 $ 18,329
Bond Market Index Fund 16,027 — 16,101 —
Core Fixed Income Fund 110,478 34,496 20,214 123,973
Diversified International Fund 22,055 2,255 4,971 25,012
Diversified Real Asset Fund 5,127 823 1,323 5,827
Equity Income Fund 9,002 6,172 2,013 16,647
High Income Fund 20,068 5,242 3,335 22,976
Inflation Protection Fund 15,005 2,347 2,407 15,821
International Small Company Fund 6,125 487 2,749 5,412
LargeCap Growth Fund I 12,858 3,757 2,393 17,780
LargeCap S&P 500 Index Fund 22,056 2,617 17,274 11,345
LargeCap Value Fund III 8,549 6,230 1,681 16,785
MidCap Fund 10,889 868 6,429 8,339
MidCap Value Fund I 6,024 1,008 1,286 8,446
Origin Emerging Markets Fund — 7,574 900 6,993
Overseas Fund 14,082 1,323 5,522 15,075
Short-Term Income Fund 53,586 9,663 8,493 54,251
SmallCap Growth Fund I 4,706 548 2,386 4,151
SmallCap Value Fund II 2,466 1,037 531 4,395
$ 352,044 $ 89,423 $ 102,169 $ 381,557
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 79 $ 63 $ 405 $ 4,510
Bond Market Index Fund — 1,492 — (1,418)
Core Fixed Income Fund 2,131 (37) — (750)
Diversified International Fund 280 455 — 5,218
Diversified Real Asset Fund 32 (17) — 1,217
Equity Income Fund 184 41 — 3,445
High Income Fund 880 (22) — 1,023
Inflation Protection Fund 74 9 — 867
International Small Company Fund 67 355 — 1,194
LargeCap Growth Fund I 271 5 812 3,553
LargeCap S&P 500 Index Fund 514 10,699 945 (6,753)
LargeCap Value Fund III 191 54 — 3,633
MidCap Fund — 3,321 130 (310)
MidCap Value Fund I 102 94 — 2,606
Origin Emerging Markets Fund 46 27 — 292
Overseas Fund 283 640 — 4,552
Short-Term Income Fund 755 (7) 83 (498)
SmallCap Growth Fund I 58 1,288 205 (5)
SmallCap Value Fund II 24 40 — 1,383
$ 5,971 $ 18,500 $ 2,580 $ 23,759
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .96%
Blue Chip Fund
(a)
5,281,333 $ 222,872
Core Fixed Income Fund
(a)
110,091,518 1,116,328
Diversified International Fund
(a)
18,444,727 296,591
Diversified Real Asset Fund
(a)
4,095,276 55,041
International Small Company Fund
(a)
4,910,118 65,157
LargeCap Growth Fund I
(a)
8,945,062 216,113
MidCap Fund
(a),(b)
2,367,070 100,743
MidCap Value Fund I
(a)
5,487,447 102,012
Origin Emerging Markets Fund
(a)
6,061,715 85,167
SmallCap Growth Fund I
(a)
2,555,494 50,343
SmallCap Value Fund II
(a)
3,874,861 53,473
$ 2,363,840
Principal Funds, Inc. Institutional Class - 38 .05%
Equity Income Fund
(a)
4,978,250 202,266
High Income Fund
(a)
20,642,776 194,868
Inflation Protection Fund
(a)
14,816,823 145,649
LargeCap S&P 500 Index Fund
(a)
5,791,399 147,159
LargeCap Value Fund III
(a)
10,130,740 204,033
Overseas Fund
(a)
17,021,691 191,154
Short-Term Income Fund
(a)
29,541,722 366,613
$ 1,451,742
TOTAL INVESTMENT COMPANIES $ 3,815,582
Total Investments $ 3,815,582
Other Assets and Liabilities -  (0.01)% (285)
TOTAL NET ASSETS - 100.00% $ 3,815,297
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .57%
Domestic Equity Funds 34 .05%
International Equity Funds 8 .95%
Specialty Funds 1 .44%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 168,620 $ 23,638 $ 26,072 $ 222,872
Bond Market Index Fund 145,154 — 145,823 —
Core Fixed Income Fund 1,019,665 241,688 137,703 1,116,328
Diversified International Fund 283,924 5,479 64,163 296,591
Diversified Real Asset Fund 52,379 992 10,110 55,041
Equity Income Fund 113,569 65,849 20,084 202,266
High Income Fund 174,833 33,265 21,837 194,868
Inflation Protection Fund 147,262 7,625 17,391 145,649
International Small Company Fund 74,857 1,238 29,758 65,157
LargeCap Growth Fund I 163,675 35,604 26,925 216,113
LargeCap S&P 500 Index Fund 281,374 19,334 203,480 147,159
LargeCap Value Fund III 107,766 66,892 16,087 204,033
MidCap Fund 128,852 2,291 66,480 100,743
MidCap Value Fund I 76,811 4,714 12,983 102,012
Origin Emerging Markets Fund — 89,339 8,678 85,167
Overseas Fund 177,219 4,711 55,507 191,154
Short-Term Income Fund 382,438 41,082 53,451 366,613
SmallCap Growth Fund I 55,786 4,104 24,660 50,343
SmallCap Value Fund II 29,687 11,055 4,449 53,473
$ 3,583,871 $ 658,900 $ 945,641 $ 3,815,582
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,014 $ 2,015 $ 5,185 $ 54,671
Bond Market Index Fund — 13,954 — (13,285)
Core Fixed Income Fund 19,242 (190) — (7,132)
Diversified International Fund 3,460 (3,396) — 74,747
Diversified Real Asset Fund 319 223 — 11,557
Equity Income Fund 2,248 1,325 — 41,607
High Income Fund 7,486 (177) — 8,784
Inflation Protection Fund 712 276 — 7,877
International Small Company Fund 822 2,936 — 15,884
LargeCap Growth Fund I 3,390 1,206 10,171 42,553
LargeCap S&P 500 Index Fund 6,404 114,980 11,769 (65,049)
LargeCap Value Fund III 2,342 1,102 — 44,360
MidCap Fund — 37,856 1,530 (1,776)
MidCap Value Fund I 1,266 1,511 — 31,959
Origin Emerging Markets Fund 591 345 — 4,161
Overseas Fund 3,552 5,330 — 59,401
Short-Term Income Fund 5,212 (99) 579 (3,357)
SmallCap Growth Fund I 700 12,364 2,467 2,749
SmallCap Value Fund II 287 442 — 16,738
$ 59,047 $ 192,003 $ 31,701 $ 326,449
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .83%
Blue Chip Fund
(a)
2,952,208 $ 124,583
Core Fixed Income Fund
(a)
47,154,068 478,142
Diversified International Fund
(a)
10,378,224 166,882
Diversified Real Asset Fund
(a)
2,229,546 29,965
International Small Company Fund
(a)
2,720,630 36,103
LargeCap Growth Fund I
(a)
4,998,863 120,773
MidCap Fund
(a),(b)
1,355,891 57,707
MidCap Value Fund I
(a)
3,124,234 58,079
Origin Emerging Markets Fund
(a)
3,377,125 47,449
SmallCap Growth Fund I
(a)
1,429,151 28,154
SmallCap Value Fund II
(a)
2,171,104 29,961
$ 1,177,798
Principal Funds, Inc. Institutional Class - 35 .18%
Equity Income Fund
(a)
2,789,654 113,343
High Income Fund
(a)
8,672,991 81,873
Inflation Protection Fund
(a)
5,294,636 52,046
LargeCap S&P 500 Index Fund
(a)
3,126,129 79,435
LargeCap Value Fund III
(a)
5,672,679 114,248
Overseas Fund
(a)
9,469,003 106,337
Short-Term Income Fund
(a)
7,397,474 91,803
$ 639,085
TOTAL INVESTMENT COMPANIES $ 1,816,883
Total Investments $ 1,816,883
Other Assets and Liabilities -  (0.01)% (92)
TOTAL NET ASSETS - 100.00% $ 1,816,791
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 47 .93%
Domestic Equity Funds 39 .98%
International Equity Funds 10 .45%
Specialty Funds 1 .65%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 81,472 $ 18,812 $ 5,902 $ 124,583
Bond Market Index Fund 51,252 — 51,488 —
Core Fixed Income Fund 403,125 114,977 37,632 478,142
Diversified International Fund 148,136 10,390 29,335 166,882
Diversified Real Asset Fund 24,746 2,417 3,034 29,965
Equity Income Fund 59,906 38,255 7,998 113,343
High Income Fund 65,117 19,295 5,827 81,873
Inflation Protection Fund 47,568 5,719 4,066 52,046
International Small Company Fund 36,626 2,172 12,283 36,103
LargeCap Growth Fund I 80,554 22,688 5,901 120,773
LargeCap S&P 500 Index Fund 141,075 14,274 101,982 79,435
LargeCap Value Fund III 56,991 38,622 5,901 114,248
MidCap Fund 66,167 3,985 31,906 57,707
MidCap Value Fund I 41,080 4,661 5,845 58,079
Origin Emerging Markets Fund — 48,718 3,418 47,449
Overseas Fund 92,635 6,505 26,873 106,337
Short-Term Income Fund 88,307 15,903 11,600 91,803
SmallCap Growth Fund I 29,177 2,892 11,841 28,154
SmallCap Value Fund II 16,855 5,601 2,105 29,961
$ 1,530,789 $ 375,886 $ 364,937 $ 1,816,883
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 495 $ 369 $ 2,528 $ 29,832
Bond Market Index Fund — 4,530 — (4,294)
Core Fixed Income Fund 7,859 (40) — (2,288)
Diversified International Fund 1,831 2,606 — 35,085
Diversified Real Asset Fund 155 (33) — 5,869
Equity Income Fund 1,231 165 — 23,015
High Income Fund 2,975 (65) — 3,353
Inflation Protection Fund 235 8 — 2,817
International Small Company Fund 430 581 — 9,007
LargeCap Growth Fund I 1,689 290 5,068 23,142
LargeCap S&P 500 Index Fund 3,276 53,683 6,018 (27,615)
LargeCap Value Fund III 1,256 208 — 24,328
MidCap Fund — 10,265 789 9,196
MidCap Value Fund I 677 123 — 18,060
Origin Emerging Markets Fund 305 140 — 2,009
Overseas Fund 1,878 (181) — 34,251
Short-Term Income Fund 1,238 (33) 136 (774)
SmallCap Growth Fund I 359 3,922 1,266 4,004
SmallCap Value Fund II 161 83 — 9,527
$ 26,050 $ 76,621 $ 15,805 $ 198,524
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .26%
Blue Chip Fund
(a)
11,926,010 $ 503,278
Core Fixed Income Fund
(a)
153,750,602 1,559,031
Diversified International Fund
(a)
41,681,792 670,243
Diversified Real Asset Fund
(a)
7,440,493 100,000
International Small Company Fund
(a)
11,064,450 146,825
LargeCap Growth Fund I
(a)
20,363,395 491,980
MidCap Fund
(a),(b)
5,462,552 232,486
MidCap Value Fund I
(a)
12,690,960 235,925
Origin Emerging Markets Fund
(a)
13,683,111 192,248
SmallCap Growth Fund I
(a)
5,778,141 113,829
SmallCap Value Fund II
(a)
8,788,044 121,275
$ 4,367,120
Principal Funds, Inc. Institutional Class - 32 .75%
Equity Income Fund
(a)
11,301,663 459,187
High Income Fund
(a)
29,182,215 275,480
Inflation Protection Fund
(a)
13,595,517 133,644
LargeCap S&P 500 Index Fund
(a)
14,100,859 358,303
LargeCap Value Fund III
(a)
22,975,673 462,730
Overseas Fund
(a)
38,879,709 436,619
$ 2,125,963
TOTAL INVESTMENT COMPANIES $ 6,493,083
Total Investments $ 6,493,083
Other Assets and Liabilities -  (0.01)% (340)
TOTAL NET ASSETS - 100.00% $ 6,492,743
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .89%
Fixed Income Funds 40 .63%
International Equity Funds 11 .95%
Specialty Funds 1 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 216,988 $ 187,825 $ 13,453 $ 503,278
Bond Market Index Fund 167,358 — 168,134 —
Core Fixed Income Fund 1,293,226 349,026 76,509 1,559,031
Diversified International Fund 607,408 21,232 112,489 670,243
Diversified Real Asset Fund 83,324 3,742 6,596 100,000
Equity Income Fund 145,443 246,282 13,453 459,187
High Income Fund 221,356 54,865 12,004 275,480
Inflation Protection Fund 128,370 4,474 6,594 133,644
International Small Company Fund 157,476 4,680 55,601 146,825
LargeCap Growth Fund I 458,082 40,064 114,512 491,980
LargeCap S&P 500 Index Fund 575,206 42,031 370,513 358,303
LargeCap Value Fund III 313,493 73,469 37,205 462,730
MidCap Fund 263,246 8,418 115,261 232,486
MidCap Value Fund I 164,728 14,503 16,455 235,925
Origin Emerging Markets Fund — 193,987 11,325 192,248
Overseas Fund 378,578 15,655 96,428 436,619
SmallCap Growth Fund I 114,993 8,535 40,910 113,829
SmallCap Value Fund II 66,343 21,537 4,750 121,275
$ 5,355,618 $ 1,290,325 $ 1,272,192 $ 6,493,083
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,461 $ 222 $ 7,470 $ 111,696
Bond Market Index Fund — 15,419 — (14,643)
Core Fixed Income Fund 25,367 (26) — (6,686)
Diversified International Fund 7,481 (6,333) — 160,425
Diversified Real Asset Fund 517 (239) — 19,769
Equity Income Fund 5,051 193 — 80,722
High Income Fund 9,905 (258) — 11,521
Inflation Protection Fund 629 45 — 7,349
International Small Company Fund 1,761 4,826 — 35,444
LargeCap Growth Fund I 8,089 46,856 24,271 61,490
LargeCap S&P 500 Index Fund 11,898 179,933 21,861 (68,354)
LargeCap Value Fund III 5,301 166 — 112,807
MidCap Fund — 37,854 3,147 38,229
MidCap Value Fund I 2,714 1,463 — 71,686
Origin Emerging Markets Fund 1,283 713 — 8,873
Overseas Fund 7,628 6,053 — 132,761
SmallCap Growth Fund I 1,431 16,054 5,040 15,157
SmallCap Value Fund II 640 412 — 37,733
$ 91,156 $ 303,353 $ 61,789 $ 815,979
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .68%
Blue Chip Fund
(a)
3,290,805 $ 138,872
Core Fixed Income Fund
(a)
33,113,767 335,774
Diversified International Fund
(a)
12,139,549 195,204
International Small Company Fund
(a)
3,206,699 42,553
LargeCap Growth Fund I
(a)
5,625,778 135,919
MidCap Value Fund I
(a)
3,540,731 65,822
Origin Emerging Markets Fund
(a)
3,937,900 55,327
Real Estate Securities Fund
(a)
1,195,304 39,218
SmallCap Growth Fund I
(a)
1,595,475 31,431
SmallCap Value Fund II
(a)
2,427,396 33,498
$ 1,073,618
Principal Funds, Inc. Institutional Class - 36 .32%
Equity Income Fund
(a)
3,122,085 126,850
High Income Fund
(a)
6,779,578 63,999
LargeCap S&P 500 Index Fund
(a)
4,219,695 107,222
LargeCap Value Fund III
(a)
6,344,728 127,783
MidCap Growth Fund III
(a)
3,641,736 63,002
Overseas Fund
(a)
11,004,051 123,576
$ 612,432
TOTAL INVESTMENT COMPANIES $ 1,686,050
Total Investments $ 1,686,050
Other Assets and Liabilities -  0.00% (23)
TOTAL NET ASSETS - 100.00% $ 1,686,027
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .58%
Fixed Income Funds 35 .29%
International Equity Funds 13 .13%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 47,327 $ 66,078 $ 4,118 $ 138,872
Core Fixed Income Fund 277,995 75,291 16,334 335,774
Diversified International Fund 146,023 19,925 10,081 195,204
Equity Income Fund 32,064 77,812 4,118 126,850
High Income Fund 47,765 16,537 2,768 63,999
International Small Company Fund 40,812 3,796 12,914 42,553
LargeCap Growth Fund I 126,474 17,652 38,115 135,919
LargeCap S&P 500 Index Fund 152,688 18,259 94,372 107,222
LargeCap Value Fund III 91,527 20,737 16,351 127,783
MidCap Fund 11,714 320 13,890 —
MidCap Growth Fund III 58,966 15,572 26,572 63,002
MidCap Value Fund I 47,483 6,614 8,713 65,822
Origin Emerging Markets Fund 33,466 19,539 3,409 55,327
Overseas Fund 91,768 10,756 13,947 123,576
Real Estate Securities Fund 26,292 3,883 1,687 39,218
SmallCap Growth Fund I 28,954 4,249 9,734 31,431
SmallCap Value Fund II 17,776 6,560 1,182 33,498
$ 1,279,094 $ 383,580 $ 278,305 $ 1,686,050
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 338 $ 25 $ 1,729 $ 29,560
Core Fixed Income Fund 5,266 (6) — (1,172)
Diversified International Fund 2,050 130 — 39,207
Equity Income Fund 1,384 21 — 21,071
High Income Fund 2,242 (97) — 2,562
International Small Company Fund 486 33 — 10,826
LargeCap Growth Fund I 2,201 13,575 6,603 16,333
LargeCap S&P 500 Index Fund 3,113 33,913 5,720 (3,266)
LargeCap Value Fund III 1,490 111 — 31,759
MidCap Fund — 1,415 124 441
MidCap Growth Fund III 478 4,790 2,864 10,246
MidCap Value Fund I 740 363 — 20,075
Origin Emerging Markets Fund 358 163 — 5,568
Overseas Fund 2,084 (196) — 35,195
Real Estate Securities Fund 506 (40) 101 10,770
SmallCap Growth Fund I 369 2,695 1,301 5,267
SmallCap Value Fund II 177 (7) — 10,351
$ 23,282 $ 56,888 $ 18,442 $ 244,793
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .30%
Blue Chip Fund
(a)
10,076,817 $ 425,242
Core Fixed Income Fund
(a)
66,989,243 679,271
Diversified International Fund
(a)
36,897,454 593,311
International Small Company Fund
(a)
10,142,202 134,587
LargeCap Growth Fund I
(a)
17,214,075 415,892
MidCap Value Fund I
(a)
10,739,614 199,649
Origin Emerging Markets Fund
(a)
12,229,534 171,825
Real Estate Securities Fund
(a)
3,416,555 112,097
SmallCap Growth Fund I
(a)
4,873,176 96,002
SmallCap Value Fund II
(a)
7,437,375 102,636
$ 2,930,512
Principal Funds, Inc. Institutional Class - 38 .70%
Equity Income Fund
(a)
9,559,273 388,393
High Income Fund
(a)
15,962,402 150,685
LargeCap S&P 500 Index Fund
(a)
13,427,492 341,192
LargeCap Value Fund III
(a)
19,438,385 391,489
MidCap Growth Fund III
(a)
11,046,630 191,107
Overseas Fund
(a)
34,490,535 387,329
$ 1,850,195
TOTAL INVESTMENT COMPANIES $ 4,780,707
Total Investments $ 4,780,707
Other Assets and Liabilities -  0.00% (212)
TOTAL NET ASSETS - 100.00% $ 4,780,495
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .73%
Fixed Income Funds 29 .77%
International Equity Funds 14 .50%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 142,857 $ 203,890 $ 12,587 $ 425,242
Core Fixed Income Fund 618,138 100,972 37,136 679,271
Diversified International Fund 472,187 26,476 30,939 593,311
Equity Income Fund 104,087 230,703 12,588 388,393
High Income Fund 115,982 35,676 6,944 150,685
International Small Company Fund 127,041 4,266 31,041 134,587
LargeCap Growth Fund I 401,781 34,557 113,387 415,892
LargeCap S&P 500 Index Fund 490,340 35,607 282,493 341,192
LargeCap Value Fund III 297,184 45,294 52,106 391,489
MidCap Growth Fund III 229,722 16,365 108,393 191,107
MidCap Value Fund I 159,278 7,864 32,965 199,649
Origin Emerging Markets Fund 118,543 43,557 9,260 171,825
Overseas Fund 297,553 13,578 36,239 387,329
Real Estate Securities Fund 81,322 4,183 5,033 112,097
SmallCap Growth Fund I 94,067 7,164 30,696 96,002
SmallCap Value Fund II 58,874 14,651 4,130 102,636
$ 3,808,956 $ 824,803 $ 805,937 $ 4,780,707
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,027 $ 399 $ 5,248 $ 90,683
Core Fixed Income Fund 11,020 78 — (2,781)
Diversified International Fund 6,542 (1,220) — 126,807
Equity Income Fund 4,320 219 — 65,972
High Income Fund 5,283 (611) — 6,582
International Small Company Fund 1,595 983 — 33,338
LargeCap Growth Fund I 6,881 49,136 20,645 43,805
LargeCap S&P 500 Index Fund 9,926 128,141 18,244 (30,403)
LargeCap Value Fund III 4,765 2,140 — 98,977
MidCap Growth Fund III 1,690 31,405 10,116 22,008
MidCap Value Fund I 2,375 1,574 — 63,898
Origin Emerging Markets Fund 1,134 440 — 18,545
Overseas Fund 6,679 (479) — 112,916
Real Estate Securities Fund 1,503 (327) 306 31,952
SmallCap Growth Fund I 1,175 10,828 4,137 14,639
SmallCap Value Fund II 570 328 — 32,913
$ 66,485 $ 223,034 $ 58,696 $ 729,851
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .24%
Blue Chip Fund
(a)
2,875,536 $ 121,348
Core Fixed Income Fund
(a)
12,208,596 123,795
Diversified International Fund
(a)
10,579,761 170,123
International Small Company Fund
(a)
2,808,591 37,270
LargeCap Growth Fund I
(a)
4,904,451 118,492
MidCap Value Fund I
(a)
3,100,683 57,642
Origin Emerging Markets Fund
(a)
3,445,942 48,415
Real Estate Securities Fund
(a)
921,500 30,234
SmallCap Growth Fund I
(a)
1,395,491 27,491
SmallCap Value Fund II
(a)
2,121,732 29,280
$ 764,090
Principal Funds, Inc. Institutional Class - 40 .76%
Equity Income Fund
(a)
2,728,306 110,851
High Income Fund
(a)
3,640,548 34,367
LargeCap S&P 500 Index Fund
(a)
4,131,496 104,981
LargeCap Value Fund III
(a)
5,546,087 111,698
MidCap Growth Fund III
(a)
3,195,696 55,286
Overseas Fund
(a)
9,656,652 108,444
$ 525,627
TOTAL INVESTMENT COMPANIES $ 1,289,717
Total Investments $ 1,289,717
Other Assets and Liabilities -  0.00% 25
TOTAL NET ASSETS - 100.00% $ 1,289,742
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .50%
Fixed Income Funds 25 .45%
International Equity Funds 15 .05%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 39,328 $ 59,455 $ 3,184 $ 121,348
Core Fixed Income Fund 110,129 20,730 6,552 123,795
Diversified International Fund 127,122 14,653 5,872 170,123
Equity Income Fund 27,754 67,905 3,183 110,851
High Income Fund 23,384 11,154 1,415 34,367
International Small Company Fund 32,956 2,849 7,624 37,270
LargeCap Growth Fund I 103,393 13,850 24,223 118,492
LargeCap S&P 500 Index Fund 133,029 14,657 70,524 104,981
LargeCap Value Fund III 81,058 16,534 13,951 111,698
MidCap Growth Fund III 62,485 7,577 29,672 55,286
MidCap Value Fund I 44,027 5,025 9,777 57,642
Origin Emerging Markets Fund 32,028 13,244 2,093 48,415
Overseas Fund 79,368 8,378 9,628 108,444
Real Estate Securities Fund 20,543 2,569 1,200 30,234
SmallCap Growth Fund I 25,958 3,272 8,828 27,491
SmallCap Value Fund II 15,766 5,595 1,162 29,280
$ 958,328 $ 267,447 $ 198,888 $ 1,289,717
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 280 $ 55 $ 1,432 $ 25,694
Core Fixed Income Fund 1,994 — — (512)
Diversified International Fund 1,762 51 — 34,169
Equity Income Fund 1,210 20 — 18,355
High Income Fund 1,144 (88) — 1,332
International Small Company Fund 419 145 — 8,944
LargeCap Growth Fund I 1,809 6,655 5,428 18,817
LargeCap S&P 500 Index Fund 2,723 19,323 5,004 8,496
LargeCap Value Fund III 1,313 22 — 28,035
MidCap Growth Fund III 460 7,170 2,751 7,726
MidCap Value Fund I 658 7 — 18,360
Origin Emerging Markets Fund 311 49 — 5,187
Overseas Fund 1,792 (181) — 30,507
Real Estate Securities Fund 391 (48) 78 8,370
SmallCap Growth Fund I 324 2,435 1,142 4,654
SmallCap Value Fund II 153 (105) — 9,186
$ 16,743 $ 35,510 $ 15,835 $ 227,320
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .42%
Blue Chip Fund
(a)
6,965,532 $ 293,945
Core Fixed Income Fund
(a)
21,257,880 215,555
Diversified International Fund
(a)
25,581,440 411,350
International Small Company Fund
(a)
6,941,692 92,116
LargeCap Growth Fund I
(a)
11,903,622 287,592
MidCap Value Fund I
(a)
7,483,599 139,120
Origin Emerging Markets Fund
(a)
8,421,715 118,325
Real Estate Securities Fund
(a)
2,113,746 69,352
SmallCap Growth Fund I
(a)
3,382,177 66,629
SmallCap Value Fund II
(a)
5,150,013 71,070
$ 1,765,054
Principal Funds, Inc. Institutional Class - 41 .58%
Equity Income Fund
(a)
6,619,801 268,963
High Income Fund
(a)
6,659,288 62,864
LargeCap S&P 500 Index Fund
(a)
9,951,993 252,880
LargeCap Value Fund III
(a)
13,457,358 271,031
MidCap Growth Fund III
(a)
7,707,805 133,345
Overseas Fund
(a)
23,777,297 267,019
$ 1,256,102
TOTAL INVESTMENT COMPANIES $ 3,021,156
Total Investments $ 3,021,156
Other Assets and Liabilities -  0.00% (99)
TOTAL NET ASSETS - 100.00% $ 3,021,057
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .36%
Fixed Income Funds 22 .83%
International Equity Funds 15 .81%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 98,770 $ 141,527 $ 8,735 $ 293,945
Core Fixed Income Fund 186,575 42,532 12,592 215,555
Diversified International Fund 319,601 26,296 19,883 411,350
Equity Income Fund 69,610 162,847 8,736 268,963
High Income Fund 42,619 20,923 2,916 62,864
International Small Company Fund 82,763 4,519 17,947 92,116
LargeCap Growth Fund I 262,382 27,492 65,004 287,592
LargeCap S&P 500 Index Fund 336,191 28,706 181,150 252,880
LargeCap Value Fund III 202,981 33,531 34,756 271,031
MidCap Growth Fund III 157,428 14,170 75,083 133,345
MidCap Value Fund I 110,051 7,749 23,824 139,120
Origin Emerging Markets Fund 80,854 31,131 5,951 118,325
Overseas Fund 200,931 13,743 23,816 267,019
Real Estate Securities Fund 49,211 3,907 3,101 69,352
SmallCap Growth Fund I 65,366 6,190 22,619 66,629
SmallCap Value Fund II 40,246 11,422 3,295 71,070
$ 2,305,579 $ 576,685 $ 509,408 $ 3,021,156
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 705 $ 101 $ 3,602 $ 62,282
Core Fixed Income Fund 3,448 35 — (995)
Diversified International Fund 4,442 (545) — 85,881
Equity Income Fund 2,974 80 — 45,162
High Income Fund 2,107 (281) — 2,519
International Small Company Fund 1,072 498 — 22,283
LargeCap Growth Fund I 4,563 25,034 13,691 37,688
LargeCap S&P 500 Index Fund 6,746 62,517 12,395 6,616
LargeCap Value Fund III 3,278 (129) — 69,404
MidCap Growth Fund III 1,153 19,619 6,903 17,211
MidCap Value Fund I 1,635 288 — 44,856
Origin Emerging Markets Fund 746 241 — 12,050
Overseas Fund 4,535 (644) — 76,805
Real Estate Securities Fund 917 (217) 185 19,552
SmallCap Growth Fund I 811 7,126 2,855 10,566
SmallCap Value Fund II 388 (294) — 22,991
$ 39,520 $ 113,429 $ 39,631 $ 534,871
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .81%
Blue Chip Fund
(a)
1,727,167 $ 72,886
Core Fixed Income Fund
(a)
3,527,900 35,773
Diversified International Fund
(a)
6,509,245 104,669
International Small Company Fund
(a)
1,740,161 23,092
LargeCap Growth Fund I
(a)
2,958,854 71,486
MidCap Value Fund I
(a)
1,886,345 35,067
Origin Emerging Markets Fund
(a)
2,106,899 29,602
Real Estate Securities Fund
(a)
515,636 16,918
SmallCap Growth Fund I
(a)
841,516 16,578
SmallCap Value Fund II
(a)
1,282,605 17,700
$ 423,771
Principal Funds, Inc. Institutional Class - 42 .18%
Equity Income Fund
(a)
1,645,419 66,853
High Income Fund
(a)
1,080,854 10,203
LargeCap S&P 500 Index Fund
(a)
2,584,998 65,685
LargeCap Value Fund III
(a)
3,343,944 67,347
MidCap Growth Fund III
(a)
1,948,245 33,705
Overseas Fund
(a)
5,829,041 65,460
$ 309,253
TOTAL INVESTMENT COMPANIES $ 733,024
Total Investments $ 733,024
Other Assets and Liabilities -  0.01% 75
TOTAL NET ASSETS - 100.00% $ 733,099
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .32%
Fixed Income Funds 20 .55%
International Equity Funds 16 .12%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 23,105 $ 36,858 $ 2,183 $ 72,886
Core Fixed Income Fund 27,897 10,116 2,134 35,773
Diversified International Fund 73,874 13,826 3,173 104,669
Equity Income Fund 16,521 41,583 2,182 66,853
High Income Fund 8,324 2,076 614 10,203
International Small Company Fund 19,000 2,631 3,926 23,092
LargeCap Growth Fund I 60,251 10,644 14,580 71,486
LargeCap S&P 500 Index Fund 75,346 11,168 37,457 65,685
LargeCap Value Fund III 47,019 11,917 8,107 67,347
MidCap Growth Fund III 36,505 6,122 17,775 33,705
MidCap Value Fund I 25,846 4,630 6,312 35,067
Origin Emerging Markets Fund 19,302 8,641 1,278 29,602
Overseas Fund 46,469 7,395 6,289 65,460
Real Estate Securities Fund 10,962 2,117 731 16,918
SmallCap Growth Fund I 14,908 2,554 4,974 16,578
SmallCap Value Fund II 9,534 3,539 844 17,700
$ 514,863 $ 175,817 $ 112,559 $ 733,024
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 165 $ 63 $ 845 $ 15,043
Core Fixed Income Fund 550 3 — (109)
Diversified International Fund 1,045 13 — 20,129
Equity Income Fund 721 3 — 10,928
High Income Fund 377 (28) — 445
International Small Company Fund 252 (35) — 5,422
LargeCap Growth Fund I 1,065 2,706 3,194 12,465
LargeCap S&P 500 Index Fund 1,553 6,679 2,851 9,949
LargeCap Value Fund III 774 — — 16,518
MidCap Growth Fund III 269 3,824 1,613 5,029
MidCap Value Fund I 389 (217) — 11,120
Origin Emerging Markets Fund 178 12 — 2,925
Overseas Fund 1,064 (115) — 18,000
Real Estate Securities Fund 215 (19) 42 4,589
SmallCap Growth Fund I 186 1,043 657 3,047
SmallCap Value Fund II 93 (87) — 5,558
$ 8,896 $ 13,845 $ 9,202 $ 141,058
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .15%
Blue Chip Fund
(a)
1,586,082 $ 66,933
Core Fixed Income Fund
(a)
2,254,510 22,861
Diversified International Fund
(a)
6,004,666 96,555
International Small Company Fund
(a)
1,626,617 21,585
LargeCap Growth Fund I
(a)
2,718,769 65,685
MidCap Value Fund I
(a)
1,764,632 32,805
Origin Emerging Markets Fund
(a)
1,956,096 27,483
Real Estate Securities Fund
(a)
474,337 15,563
SmallCap Growth Fund I
(a)
779,474 15,356
SmallCap Value Fund II
(a)
1,181,404 16,303
$ 381,129
Principal Funds, Inc. Institutional Class - 42 .84%
Equity Income Fund
(a)
1,513,438 61,491
High Income Fund
(a)
785,733 7,417
LargeCap S&P 500 Index Fund
(a)
2,426,434 61,656
LargeCap Value Fund III
(a)
3,073,085 61,892
MidCap Growth Fund III
(a)
1,832,072 31,695
Overseas Fund
(a)
5,483,927 61,584
$ 285,735
TOTAL INVESTMENT COMPANIES $ 666,864
Total Investments $ 666,864
Other Assets and Liabilities -  0.01% 56
TOTAL NET ASSETS - 100.00% $ 666,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .38%
Fixed Income Funds 19 .02%
International Equity Funds 16 .59%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 19,868 $ 35,545 $ 1,978 $ 66,933
Core Fixed Income Fund 16,834 7,619 1,537 22,861
Diversified International Fund 64,603 17,614 3,398 96,555
Equity Income Fund 14,522 39,233 1,978 61,491
High Income Fund 5,812 2,019 709 7,417
International Small Company Fund 16,574 3,424 3,195 21,585
LargeCap Growth Fund I 52,512 12,201 12,578 65,685
LargeCap S&P 500 Index Fund 66,052 12,740 32,038 61,656
LargeCap Value Fund III 41,388 13,132 7,254 61,892
MidCap Growth Fund III 31,909 7,354 15,474 31,695
MidCap Value Fund I 22,864 6,005 5,769 32,805
Origin Emerging Markets Fund 17,932 8,092 1,154 27,483
Overseas Fund 40,907 9,587 4,711 61,584
Real Estate Securities Fund 9,516 2,666 674 15,563
SmallCap Growth Fund I 13,197 3,085 4,547 15,356
SmallCap Value Fund II 8,487 3,823 856 16,303
$ 442,977 $ 184,139 $ 97,850 $ 666,864
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 143 $ — $ 732 $ 13,498
Core Fixed Income Fund 338 1 — (56)
Diversified International Fund 923 15 — 17,721
Equity Income Fund 646 1 — 9,713
High Income Fund 262 (39) — 334
International Small Company Fund 225 (103) — 4,885
LargeCap Growth Fund I 930 1,557 2,789 11,993
LargeCap S&P 500 Index Fund 1,358 4,479 2,493 10,423
LargeCap Value Fund III 685 (72) — 14,698
MidCap Growth Fund III 235 2,868 1,410 5,038
MidCap Value Fund I 344 (340) — 10,045
Origin Emerging Markets Fund 158 12 — 2,601
Overseas Fund 949 (166) — 15,967
Real Estate Securities Fund 190 (48) 37 4,103
SmallCap Growth Fund I 164 840 579 2,781
SmallCap Value Fund II 83 (141) — 4,990
$ 7,633 $ 8,864 $ 8,040 $ 128,734
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .53%
Blue Chip Fund
(a)
169,962 $ 7,172
Core Fixed Income Fund
(a)
243,794 2,472
Diversified International Fund
(a)
674,834 10,851
International Small Company Fund
(a)
177,146 2,351
LargeCap Growth Fund I
(a)
291,799 7,050
MidCap Value Fund I
(a)
204,717 3,806
Origin Emerging Markets Fund
(a)
210,817 2,962
Real Estate Securities Fund
(a)
55,955 1,836
SmallCap Growth Fund I
(a)
85,351 1,681
SmallCap Value Fund II
(a)
128,526 1,774
$ 41,955
Principal Funds, Inc. Institutional Class - 42 .49%
Equity Income Fund
(a)
162,787 6,614
High Income Fund
(a)
87,107 822
LargeCap S&P 500 Index Fund
(a)
260,758 6,626
LargeCap Value Fund III
(a)
329,456 6,635
MidCap Growth Fund III
(a)
216,366 3,743
Overseas Fund
(a)
582,596 6,543
$ 30,983
TOTAL INVESTMENT COMPANIES $ 72,938
Total Investments $ 72,938
Other Assets and Liabilities -  (0.02)% (18)
TOTAL NET ASSETS - 100.00% $ 72,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .37%
Fixed Income Funds 19 .40%
International Equity Funds 16 .25%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,330 $ 4,901 $ 344 $ 7,172
Core Fixed Income Fund 917 1,778 227 2,472
Diversified International Fund 4,551 5,448 541 10,851
Equity Income Fund 1,037 5,064 343 6,614
High Income Fund 262 618 74 822
International Small Company Fund 1,155 1,121 313 2,351
LargeCap Growth Fund I 3,708 3,231 1,139 7,050
LargeCap S&P 500 Index Fund 4,591 3,406 2,640 6,626
LargeCap Value Fund III 3,007 3,185 789 6,635
MidCap Growth Fund III 2,225 2,112 1,291 3,743
MidCap Value Fund I 1,677 1,999 719 3,806
Origin Emerging Markets Fund 1,267 1,718 187 2,962
Overseas Fund 2,876 3,137 673 6,543
Real Estate Securities Fund 683 863 112 1,836
SmallCap Growth Fund I 914 864 367 1,681
SmallCap Value Fund II 642 859 133 1,774
$ 30,842 $ 40,304 $ 9,892 $ 72,938
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 10 $ — $ 53 $ 1,285
Core Fixed Income Fund 29 — — 4
Diversified International Fund 72 2 — 1,391
Equity Income Fund 59 1 — 855
High Income Fund 23 (1) — 17
International Small Company Fund 18 2 — 386
LargeCap Growth Fund I 71 14 213 1,236
LargeCap S&P 500 Index Fund 105 172 193 1,097
LargeCap Value Fund III 55 5 — 1,227
MidCap Growth Fund III 18 118 106 579
MidCap Value Fund I 28 15 — 834
Origin Emerging Markets Fund 12 — — 164
Overseas Fund 74 — — 1,203
Real Estate Securities Fund 18 — 3 402
SmallCap Growth Fund I 12 22 43 248
SmallCap Value Fund II 7 — — 406
$ 611 $ 350 $ 611 $ 11,334
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .76%
Diversified International Fund
(a)
888,754 $ 14,291
Diversified Real Asset Fund
(a)
178,213 2,395
International Small Company Fund
(a)
136,349 1,809
MidCap S&P 400 Index Fund
(a)
225,591 5,672
Origin Emerging Markets Fund
(a)
126,908 1,783
SmallCap S&P 600 Index Fund
(a)
91,252 2,958
$ 28,908
Principal Funds, Inc. Institutional Class - 78 .26%
Bond Market Index Fund
(a)
4,300,506 43,607
High Income Fund
(a)
852,305 8,046
Inflation Protection Fund
(a)
550,895 5,415
LargeCap S&P 500 Index Fund
(a)
1,091,801 27,743
Short-Term Income Fund
(a)
1,541,708 19,132
$ 103,943
TOTAL INVESTMENT COMPANIES $ 132,851
Total Investments $ 132,851
Other Assets and Liabilities -  (0.02)% (27)
TOTAL NET ASSETS - 100.00% $ 132,824
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .13%
Domestic Equity Funds 27 .39%
International Equity Funds 2 .70%
Specialty Funds 1 .80%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 37,097 $ 17,202 $ 4,708 $ 43,607
Diversified International Fund 11,350 2,522 2,599 14,291
Diversified Real Asset Fund 1,948 612 624 2,395
High Income Fund 6,021 2,515 797 8,046
Inflation Protection Fund 4,442 1,262 576 5,415
International Small Company Fund 1,794 328 794 1,809
LargeCap S&P 500 Index Fund 22,529 5,614 6,290 27,743
MidCap S&P 400 Index Fund 2,481 3,079 943 5,672
Origin Emerging Markets Fund — 1,886 121 1,783
Short-Term Income Fund 16,405 4,795 1,900 19,132
SmallCap S&P 600 Index Fund 1,923 583 529 2,958
$ 105,990 $ 40,398 $ 19,881 $ 132,851
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,018 $ (157) $ 3,257 $ (5,827)
Diversified International Fund 150 153 — 2,865
Diversified Real Asset Fund 13 31 — 428
High Income Fund 285 (7) — 314
Inflation Protection Fund 22 1 — 286
International Small Company Fund 21 92 — 389
LargeCap S&P 500 Index Fund 617 439 1,134 5,451
MidCap S&P 400 Index Fund 78 (2) 254 1,057
Origin Emerging Markets Fund 9 — — 18
Short-Term Income Fund 244 (2) 26 (166)
SmallCap S&P 600 Index Fund 42 22 15 959
$ 4,499 $ 570 $ 4,686 $ 5,774
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .11%
Diversified International Fund
(a)
3,709,631 $ 59,651
Diversified Real Asset Fund
(a)
615,552 8,273
International Small Company Fund
(a)
566,361 7,515
MidCap S&P 400 Index Fund
(a)
936,791 23,551
Origin Emerging Markets Fund
(a)
529,872 7,445
SmallCap S&P 600 Index Fund
(a)
377,476 12,234
$ 118,669
Principal Funds, Inc. Institutional Class - 73 .90%
Bond Market Index Fund
(a)
13,354,564 135,415
High Income Fund
(a)
2,481,362 23,424
Inflation Protection Fund
(a)
1,787,364 17,570
LargeCap S&P 500 Index Fund
(a)
4,526,860 115,028
Short-Term Income Fund
(a)
3,582,841 44,463
$ 335,900
TOTAL INVESTMENT COMPANIES $ 454,569
Total Investments $ 454,569
Other Assets and Liabilities -  (0.01)% (41)
TOTAL NET ASSETS - 100.00% $ 454,528
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .72%
Domestic Equity Funds 33 .18%
International Equity Funds 3 .29%
Specialty Funds 1 .82%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 113,357 $ 49,344 $ 9,231 $ 135,415
Diversified International Fund 47,011 9,181 8,966 59,651
Diversified Real Asset Fund 6,165 1,766 1,140 8,273
High Income Fund 17,280 6,725 1,464 23,424
Inflation Protection Fund 14,243 3,575 1,166 17,570
International Small Company Fund 7,336 1,174 2,954 7,515
LargeCap S&P 500 Index Fund 92,225 21,233 22,452 115,028
MidCap S&P 400 Index Fund 9,450 12,605 2,646 23,551
Origin Emerging Markets Fund — 7,642 337 7,445
Short-Term Income Fund 36,530 11,080 2,780 44,463
SmallCap S&P 600 Index Fund 7,640 2,319 1,668 12,234
$ 351,237 $ 126,644 $ 54,804 $ 454,569
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 9,133 $ (497) $ 9,857 $ (17,558)
Diversified International Fund 615 698 — 11,727
Diversified Real Asset Fund 39 35 — 1,447
High Income Fund 808 (18) — 901
Inflation Protection Fund 72 3 — 915
International Small Company Fund 84 272 — 1,687
LargeCap S&P 500 Index Fund 2,494 2,096 4,582 21,926
MidCap S&P 400 Index Fund 311 (29) 1,018 4,171
Origin Emerging Markets Fund 41 1 — 139
Short-Term Income Fund 548 (5) 57 (362)
SmallCap S&P 600 Index Fund 169 82 61 3,861
$ 14,314 $ 2,638 $ 15,575 $ 28,854
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .63%
Diversified International Fund
(a)
4,345,739 $ 69,880
Diversified Real Asset Fund
(a)
645,211 8,672
International Small Company Fund
(a)
657,262 8,722
MidCap S&P 400 Index Fund
(a)
1,122,211 28,212
Origin Emerging Markets Fund
(a)
616,445 8,661
SmallCap S&P 600 Index Fund
(a)
446,327 14,465
$ 138,612
Principal Funds, Inc. Institutional Class - 69 .38%
Bond Market Index Fund
(a)
11,906,051 120,727
High Income Fund
(a)
2,178,342 20,564
Inflation Protection Fund
(a)
1,303,073 12,809
LargeCap S&P 500 Index Fund
(a)
5,365,494 136,337
Short-Term Income Fund
(a)
1,891,026 23,468
$ 313,905
TOTAL INVESTMENT COMPANIES $ 452,517
Total Investments $ 452,517
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 452,480
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .69%
Domestic Equity Funds 39 .56%
International Equity Funds 3 .84%
Specialty Funds 1 .92%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,766 $ 50,601 $ 7,641 $ 120,727
Diversified International Fund 51,000 14,579 9,451 69,880
Diversified Real Asset Fund 6,089 2,345 1,273 8,672
High Income Fund 13,570 7,460 1,183 20,564
Inflation Protection Fund 9,600 3,372 826 12,809
International Small Company Fund 7,734 1,852 2,999 8,722
LargeCap S&P 500 Index Fund 98,361 30,674 19,896 136,337
MidCap S&P 400 Index Fund 11,879 13,881 2,603 28,212
Origin Emerging Markets Fund — 8,924 383 8,661
Short-Term Income Fund 17,986 7,026 1,355 23,468
SmallCap S&P 600 Index Fund 8,306 3,429 1,641 14,465
$ 317,291 $ 144,143 $ 49,251 $ 452,517
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,649 $ (660) $ 8,247 $ (14,339)
Diversified International Fund 679 450 — 13,302
Diversified Real Asset Fund 40 32 — 1,479
High Income Fund 681 (19) — 736
Inflation Protection Fund 49 2 — 661
International Small Company Fund 92 34 — 2,101
LargeCap S&P 500 Index Fund 2,752 647 5,054 26,551
MidCap S&P 400 Index Fund 346 (65) 1,131 5,120
Origin Emerging Markets Fund 44 2 — 118
Short-Term Income Fund 280 (4) 29 (185)
SmallCap S&P 600 Index Fund 187 41 67 4,330
$ 12,799 $ 460 $ 14,528 $ 39,874
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34 .77%
Diversified International Fund
(a)
5,427,103 $ 87,268
Diversified Real Asset Fund
(a)
682,492 9,173
International Small Company Fund
(a)
819,927 10,880
MidCap S&P 400 Index Fund
(a)
1,376,853 34,614
Origin Emerging Markets Fund
(a)
768,748 10,801
SmallCap S&P 600 Index Fund
(a)
548,166 17,766
$ 170,502
Principal Funds, Inc. Institutional Class - 65 .24%
Bond Market Index Fund
(a)
11,819,213 119,847
High Income Fund
(a)
2,224,922 21,003
Inflation Protection Fund
(a)
1,042,134 10,244
LargeCap S&P 500 Index Fund
(a)
6,642,368 168,783
$ 319,877
TOTAL INVESTMENT COMPANIES $ 490,379
Total Investments $ 490,379
Other Assets and Liabilities -  (0.01)% (35)
TOTAL NET ASSETS - 100.00% $ 490,344
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .62%
Domestic Equity Funds 45 .10%
International Equity Funds 4 .42%
Specialty Funds 1 .87%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,018 $ 48,475 $ 5,889 $ 119,847
Diversified International Fund 63,109 17,039 9,881 87,268
Diversified Real Asset Fund 6,232 2,344 964 9,173
High Income Fund 13,263 7,959 924 21,003
Inflation Protection Fund 7,600 2,628 508 10,244
International Small Company Fund 9,889 2,174 3,878 10,880
LargeCap S&P 500 Index Fund 121,031 36,204 22,003 168,783
MidCap S&P 400 Index Fund 13,335 18,006 2,659 34,614
Origin Emerging Markets Fund — 11,018 347 10,801
SmallCap S&P 600 Index Fund 10,365 3,713 1,719 17,766
$ 336,842 $ 149,560 $ 48,772 $ 490,379
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,525 $ (512) $ 8,107 $ (14,245)
Diversified International Fund 849 283 — 16,718
Diversified Real Asset Fund 41 18 — 1,543
High Income Fund 681 (17) — 722
Inflation Protection Fund 39 — — 524
International Small Company Fund 116 19 — 2,676
LargeCap S&P 500 Index Fund 3,337 1,230 6,125 32,321
MidCap S&P 400 Index Fund 419 (53) 1,370 5,985
Origin Emerging Markets Fund 54 3 — 127
SmallCap S&P 600 Index Fund 227 40 82 5,367
$ 13,288 $ 1,011 $ 15,684 $ 51,738
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .56%
Diversified International Fund
(a)
4,632,255 $ 74,487
International Small Company Fund
(a)
702,791 9,326
MidCap S&P 400 Index Fund
(a)
1,149,696 28,903
Origin Emerging Markets Fund
(a)
655,081 9,204
Real Estate Securities Fund
(a)
274,833 9,017
SmallCap S&P 600 Index Fund
(a)
453,125 14,686
$ 145,623
Principal Funds, Inc. Institutional Class - 61 .45%
Bond Market Index Fund
(a)
7,540,505 76,461
High Income Fund
(a)
1,533,072 14,472
LargeCap S&P 500 Index Fund
(a)
5,552,884 141,099
$ 232,032
TOTAL INVESTMENT COMPANIES $ 377,655
Total Investments $ 377,655
Other Assets and Liabilities -  (0.01)% (28)
TOTAL NET ASSETS - 100.00% $ 377,627
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .30%
Fixed Income Funds 43 .80%
International Equity Funds 4 .91%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 53,073 $ 34,016 $ 2,122 $ 76,461
Diversified International Fund 48,302 16,252 3,465 74,487
High Income Fund 8,384 6,000 360 14,472
International Small Company Fund 7,697 2,063 2,599 9,326
LargeCap S&P 500 Index Fund 94,814 33,112 13,930 141,099
MidCap S&P 400 Index Fund 12,082 13,583 1,868 28,903
Origin Emerging Markets Fund 3,556 5,339 209 9,204
Real Estate Securities Fund 5,181 2,091 531 9,017
SmallCap S&P 600 Index Fund 8,172 3,486 1,280 14,686
$ 241,261 $ 115,942 $ 26,364 $ 377,655
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 4,378 $ (242) $ 4,719 $ (8,264)
Diversified International Fund 688 26 — 13,372
High Income Fund 460 (16) — 464
International Small Company Fund 94 (10) — 2,175
LargeCap S&P 500 Index Fund 2,671 457 4,903 26,646
MidCap S&P 400 Index Fund 336 (39) 1,100 5,145
Origin Emerging Markets Fund 47 2 — 516
Real Estate Securities Fund 106 (16) 20 2,292
SmallCap S&P 600 Index Fund 181 35 66 4,273
$ 8,961 $ 197 $ 10,808 $ 46,619
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .58%
Diversified International Fund
(a)
4,628,352 $ 74,424
International Small Company Fund
(a)
724,477 9,614
MidCap S&P 400 Index Fund
(a)
1,137,425 28,595
Origin Emerging Markets Fund
(a)
662,950 9,314
Real Estate Securities Fund
(a)
246,370 8,083
SmallCap S&P 600 Index Fund
(a)
453,430 14,696
$ 144,726
Principal Funds, Inc. Institutional Class - 58 .43%
Bond Market Index Fund
(a)
4,983,343 50,531
High Income Fund
(a)
1,174,353 11,086
LargeCap S&P 500 Index Fund
(a)
5,578,224 141,743
$ 203,360
TOTAL INVESTMENT COMPANIES $ 348,086
Total Investments $ 348,086
Other Assets and Liabilities -  (0.01)% (33)
TOTAL NET ASSETS - 100.00% $ 348,053
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .48%
Fixed Income Funds 39 .09%
International Equity Funds 5 .44%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 38,084 $ 20,811 $ 2,359 $ 50,531
Diversified International Fund 50,956 13,322 3,760 74,424
High Income Fund 6,838 4,325 440 11,086
International Small Company Fund 7,822 1,711 2,138 9,614
LargeCap S&P 500 Index Fund 102,399 28,520 17,466 141,743
MidCap S&P 400 Index Fund 10,673 15,147 2,049 28,595
Origin Emerging Markets Fund 4,300 4,749 309 9,314
Real Estate Securities Fund 4,912 1,576 504 8,083
SmallCap S&P 600 Index Fund 8,498 3,162 1,418 14,696
$ 234,482 $ 93,323 $ 30,443 $ 348,086
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,064 $ (172) $ 3,303 $ (5,833)
Diversified International Fund 712 18 — 13,888
High Income Fund 356 (15) — 378
International Small Company Fund 99 (48) — 2,267
LargeCap S&P 500 Index Fund 2,769 1,143 5,084 27,147
MidCap S&P 400 Index Fund 345 (42) 1,129 4,866
Origin Emerging Markets Fund 48 2 — 572
Real Estate Securities Fund 98 (11) 19 2,110
SmallCap S&P 600 Index Fund 187 32 68 4,422
$ 7,678 $ 907 $ 9,603 $ 49,817
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43 .84%
Diversified International Fund
(a)
3,286,465 $ 52,846
International Small Company Fund
(a)
501,041 6,649
MidCap S&P 400 Index Fund
(a)
813,462 20,450
Origin Emerging Markets Fund
(a)
467,461 6,568
Real Estate Securities Fund
(a)
163,625 5,369
SmallCap S&P 600 Index Fund
(a)
323,237 10,476
$ 102,358
Principal Funds, Inc. Institutional Class - 56 .17%
Bond Market Index Fund
(a)
2,267,440 22,992
High Income Fund
(a)
666,013 6,287
LargeCap S&P 500 Index Fund
(a)
4,008,641 101,860
$ 131,139
TOTAL INVESTMENT COMPANIES $ 233,497
Total Investments $ 233,497
Other Assets and Liabilities -  (0.01)% (27)
TOTAL NET ASSETS - 100.00% $ 233,470
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .18%
Fixed Income Funds 35 .17%
International Equity Funds 5 .66%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 17,634 $ 9,449 $ 1,187 $ 22,992
Diversified International Fund 34,849 10,430 2,104 52,846
High Income Fund 3,437 2,877 216 6,287
International Small Company Fund 5,092 1,324 1,256 6,649
LargeCap S&P 500 Index Fund 68,510 22,587 8,892 101,860
MidCap S&P 400 Index Fund 8,556 9,535 1,302 20,450
Origin Emerging Markets Fund 3,101 3,227 187 6,568
Real Estate Securities Fund 3,204 1,157 376 5,369
SmallCap S&P 600 Index Fund 5,917 2,285 864 10,476
$ 150,300 $ 62,871 $ 16,384 $ 233,497
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,471 $ (83) $ 1,588 $ (2,821)
Diversified International Fund 499 10 — 9,661
High Income Fund 196 (7) — 196
International Small Company Fund 68 (31) — 1,520
LargeCap S&P 500 Index Fund 1,939 253 3,564 19,402
MidCap S&P 400 Index Fund 245 (28) 802 3,689
Origin Emerging Markets Fund 34 1 — 426
Real Estate Securities Fund 65 (10) 13 1,394
SmallCap S&P 600 Index Fund 132 13 48 3,125
$ 4,649 $ 118 $ 6,015 $ 36,592
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .31%
Diversified International Fund
(a)
2,706,253 $ 43,517
International Small Company Fund
(a)
421,727 5,596
MidCap S&P 400 Index Fund
(a)
669,060 16,820
Origin Emerging Markets Fund
(a)
386,292 5,428
Real Estate Securities Fund
(a)
128,344 4,211
SmallCap S&P 600 Index Fund
(a)
266,469 8,636
$ 84,208
Principal Funds, Inc. Institutional Class - 54 .70%
Bond Market Index Fund
(a)
1,346,322 13,651
High Income Fund
(a)
414,804 3,916
LargeCap S&P 500 Index Fund
(a)
3,310,147 84,111
$ 101,678
TOTAL INVESTMENT COMPANIES $ 185,886
Total Investments $ 185,886
Other Assets and Liabilities -  (0.01)% (26)
TOTAL NET ASSETS - 100.00% $ 185,860
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .22%
Fixed Income Funds 32 .86%
International Equity Funds 5 .93%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 9,942 $ 6,178 $ 843 $ 13,651
Diversified International Fund 29,216 8,300 2,053 43,517
High Income Fund 2,148 1,787 138 3,916
International Small Company Fund 4,307 1,070 1,035 5,596
LargeCap S&P 500 Index Fund 57,857 17,894 8,007 84,111
MidCap S&P 400 Index Fund 6,545 8,491 1,105 16,820
Origin Emerging Markets Fund 2,502 2,740 157 5,428
Real Estate Securities Fund 2,525 878 278 4,211
SmallCap S&P 600 Index Fund 4,957 1,835 757 8,636
$ 119,999 $ 49,173 $ 14,373 $ 185,886
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 825 $ (44) $ 890 $ (1,582)
Diversified International Fund 414 11 — 8,043
High Income Fund 118 (4) — 123
International Small Company Fund 58 (35) — 1,289
LargeCap S&P 500 Index Fund 1,612 308 2,961 16,059
MidCap S&P 400 Index Fund 203 (22) 664 2,911
Origin Emerging Markets Fund 28 1 — 342
Real Estate Securities Fund 51 (5) 10 1,091
SmallCap S&P 600 Index Fund 109 3 39 2,598
$ 3,418 $ 213 $ 4,564 $ 30,874
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .85%
Diversified International Fund
(a)
1,341,759 $ 21,575
International Small Company Fund
(a)
208,173 2,762
MidCap S&P 400 Index Fund
(a)
336,579 8,462
Origin Emerging Markets Fund
(a)
190,204 2,672
Real Estate Securities Fund
(a)
62,257 2,043
SmallCap S&P 600 Index Fund
(a)
131,163 4,251
$ 41,765
Principal Funds, Inc. Institutional Class - 53 .17%
Bond Market Index Fund
(a)
445,105 4,514
High Income Fund
(a)
139,006 1,312
LargeCap S&P 500 Index Fund
(a)
1,636,448 41,582
$ 47,408
TOTAL INVESTMENT COMPANIES $ 89,173
Total Investments $ 89,173
Other Assets and Liabilities -  (0.02)% (19)
TOTAL NET ASSETS - 100.00% $ 89,154
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .19%
Fixed Income Funds 30 .73%
International Equity Funds 6 .10%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 2,981 $ 2,204 $ 183 $ 4,514
Diversified International Fund 13,195 5,460 786 21,575
High Income Fund 898 486 118 1,312
International Small Company Fund 1,960 699 480 2,762
LargeCap S&P 500 Index Fund 25,537 11,238 2,841 41,582
MidCap S&P 400 Index Fund 3,393 4,086 468 8,462
Origin Emerging Markets Fund 1,169 1,422 70 2,672
Real Estate Securities Fund 1,109 555 122 2,043
SmallCap S&P 600 Index Fund 2,225 1,143 305 4,251
$ 52,467 $ 27,293 $ 5,373 $ 89,173
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 251 $ (19) $ 271 $ (469)
Diversified International Fund 190 4 — 3,702
High Income Fund 43 (2) — 48
International Small Company Fund 27 (10) — 593
LargeCap S&P 500 Index Fund 731 44 1,342 7,604
MidCap S&P 400 Index Fund 92 (14) 303 1,465
Origin Emerging Markets Fund 13 1 — 150
Real Estate Securities Fund 24 (4) 4 505
SmallCap S&P 600 Index Fund 50 — 18 1,188
$ 1,421 $ — $ 1,938 $ 14,786
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .07%
Diversified International Fund
(a)
523,774 $ 8,422
International Small Company Fund
(a)
81,525 1,082
MidCap S&P 400 Index Fund
(a)
132,821 3,339
Origin Emerging Markets Fund
(a)
73,168 1,028
Real Estate Securities Fund
(a)
24,323 798
SmallCap S&P 600 Index Fund
(a)
50,574 1,639
$ 16,308
Principal Funds, Inc. Institutional Class - 51 .98%
Bond Market Index Fund
(a)
127,386 1,292
High Income Fund
(a)
44,506 420
LargeCap S&P 500 Index Fund
(a)
626,566 15,921
$ 17,633
TOTAL INVESTMENT COMPANIES $ 33,941
Total Investments $ 33,941
Other Assets and Liabilities -  (0.05)% (16)
TOTAL NET ASSETS - 100.00% $ 33,925
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .95%
Fixed Income Funds 29 .88%
International Equity Funds 6 .22%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 706 $ 789 $ 89 $ 1,292
Diversified International Fund 4,578 2,971 425 8,422
High Income Fund 250 216 59 420
International Small Company Fund 664 378 164 1,082
LargeCap S&P 500 Index Fund 8,768 5,634 1,244 15,921
MidCap S&P 400 Index Fund 1,222 1,838 248 3,339
Origin Emerging Markets Fund 431 591 42 1,028
Real Estate Securities Fund 378 293 57 798
SmallCap S&P 600 Index Fund 776 588 142 1,639
$ 17,773 $ 13,298 $ 2,470 $ 33,941
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 60 $ (6) $ 65 $ (108)
Diversified International Fund 66 1 — 1,297
High Income Fund 13 (1) — 14
International Small Company Fund 9 (3) — 207
LargeCap S&P 500 Index Fund 253 12 465 2,751
MidCap S&P 400 Index Fund 32 (6) 105 533
Origin Emerging Markets Fund 4 — — 48
Real Estate Securities Fund 9 (1) 1 185
SmallCap S&P 600 Index Fund 17 1 6 416
$ 463 $ (3) $ 642 $ 5,343
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .18 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .60%
Diversified International Fund
(a)
131,765 $ 2,119
International Small Company Fund
(a)
20,319 270
MidCap S&P 400 Index Fund
(a)
33,186 834
Origin Emerging Markets Fund
(a)
18,118 254
Real Estate Securities Fund
(a)
6,208 204
SmallCap S&P 600 Index Fund
(a)
12,541 406
$ 4,087
Principal Funds, Inc. Institutional Class - 51 .58%
Bond Market Index Fund
(a)
27,927 283
High Income Fund
(a)
9,957 94
LargeCap S&P 500 Index Fund
(a)
155,820 3,960
$ 4,337
TOTAL INVESTMENT COMPANIES $ 8,424
Total Investments $ 8,424
Other Assets and Liabilities -  (0.18)% (15)
TOTAL NET ASSETS - 100.00% $ 8,409
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .26%
Fixed Income Funds 29 .69%
International Equity Funds 6 .23%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 90 $ 301 $ 83 $ 283
Diversified International Fund 773 1,413 329 2,119
High Income Fund 31 92 32 94
International Small Company Fund 111 184 67 270
LargeCap S&P 500 Index Fund 1,489 2,514 624 3,960
MidCap S&P 400 Index Fund 204 717 198 834
Origin Emerging Markets Fund 75 206 38 254
Real Estate Securities Fund 65 136 39 204
SmallCap S&P 600 Index Fund 133 263 76 406
$ 2,971 $ 5,826 $ 1,486 $ 8,424
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 14 $ (1) $ 15 $ (24)
Diversified International Fund 16 2 — 260
High Income Fund 3 — — 3
International Small Company Fund 2 — — 42
LargeCap S&P 500 Index Fund 59 — 108 581
MidCap S&P 400 Index Fund 8 1 26 110
Origin Emerging Markets Fund 1 1 — 10
Real Estate Securities Fund 2 — — 42
SmallCap S&P 600 Index Fund 4 — 2 86
$ 109 $ 3 $ 151 $ 1,110
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .67%
Diversified International Fund
(a)
344,382 $ 5,538
Diversified Real Asset Fund
(a)
142,401 1,914
International Small Company Fund
(a)
52,998 703
MidCap S&P 400 Index Fund
(a)
85,924 2,160
Origin Emerging Markets Fund
(a)
49,197 691
SmallCap S&P 600 Index Fund
(a)
34,356 1,114
$ 12,120
Principal Funds, Inc. Institutional Class - 85 .35%
Bond Market Index Fund
(a)
3,226,046 32,712
High Income Fund
(a)
660,700 6,237
Inflation Protection Fund
(a)
393,480 3,868
LargeCap S&P 500 Index Fund
(a)
410,777 10,438
Short-Term Income Fund
(a)
1,389,776 17,247
$ 70,502
TOTAL INVESTMENT COMPANIES $ 82,622
Total Investments $ 82,622
Other Assets and Liabilities -  (0.02)% (20)
TOTAL NET ASSETS - 100.00% $ 82,602
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79 .41%
Domestic Equity Funds 16 .60%
Specialty Funds 2 .32%
International Equity Funds 1 .69%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 26,615 $ 14,602 $ 4,168 $ 32,712
Diversified International Fund 3,932 1,328 798 5,538
Diversified Real Asset Fund 1,484 541 470 1,914
High Income Fund 4,611 2,136 748 6,237
Inflation Protection Fund 3,018 1,129 482 3,868
International Small Company Fund 640 166 280 703
LargeCap S&P 500 Index Fund 7,869 2,653 2,219 10,438
MidCap S&P 400 Index Fund 1,281 857 454 2,160
Origin Emerging Markets Fund — 741 53 691
Short-Term Income Fund 14,272 5,198 2,073 17,247
SmallCap S&P 600 Index Fund 803 234 317 1,114
$ 64,525 $ 29,585 $ 12,062 $ 82,622
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,190 $ (91) $ 2,364 $ (4,246)
Diversified International Fund 53 23 — 1,053
Diversified Real Asset Fund 10 16 — 343
High Income Fund 223 (5) — 243
Inflation Protection Fund 15 1 — 202
International Small Company Fund 7 28 — 149
LargeCap S&P 500 Index Fund 231 48 424 2,087
MidCap S&P 400 Index Fund 29 (1) 95 477
Origin Emerging Markets Fund 3 — — 3
Short-Term Income Fund 218 (2) 23 (148)
SmallCap S&P 600 Index Fund 16 23 6 371
$ 2,995 $ 40 $ 2,912 $ 534
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .37%
Blue Chip Fund
(a)
324,564 $ 13,697
Core Fixed Income Fund
(a)
18,056,691 183,095
Diversified International Fund
(a)
1,139,863 18,329
Diversified Real Asset Fund
(a)
677,822 9,110
International Small Company Fund
(a)
305,746 4,057
LargeCap Growth Fund I
(a)
535,105 12,928
MidCap Fund
(a),(b)
148,506 6,321
MidCap Value Fund I
(a)
336,164 6,249
Origin Emerging Markets Fund
(a)
376,092 5,284
SmallCap Growth Fund I
(a)
156,040 3,074
SmallCap Value Fund II
(a)
236,378 3,262
$ 265,406
Principal Funds, Inc. Institutional Class - 42 .64%
Equity Income Fund
(a)
302,842 12,304
High Income Fund
(a)
3,683,489 34,772
Inflation Protection Fund
(a)
2,248,691 22,105
LargeCap S&P 500 Index Fund
(a)
333,437 8,473
LargeCap Value Fund III
(a)
615,745 12,401
Overseas Fund
(a)
1,047,644 11,765
Short-Term Income Fund
(a)
7,693,312 95,474
$ 197,294
TOTAL INVESTMENT COMPANIES $ 462,700
Total Investments $ 462,700
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 462,658
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .47%
Domestic Equity Funds 17 .01%
International Equity Funds 4 .56%
Specialty Funds 1 .97%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 18,266 $ 1,684 $ 10,456 $ 13,697
Bond Market Index Fund 24,990 — 25,107 —
Core Fixed Income Fund 158,963 53,595 28,304 183,095
Diversified International Fund 15,665 2,164 3,523 18,329
Diversified Real Asset Fund 7,587 1,307 1,574 9,110
Equity Income Fund 13,343 4,461 8,940 12,304
High Income Fund 31,821 6,270 4,882 34,772
Inflation Protection Fund 20,784 3,263 3,148 22,105
International Small Company Fund 4,302 468 1,815 4,057
LargeCap Growth Fund I — 12,282 974 12,928
LargeCap S&P 500 Index Fund 16,631 3,706 14,785 8,473
LargeCap Value Fund III — 11,748 975 12,401
MidCap Fund 12,579 915 10,163 6,321
MidCap Value Fund I — 5,849 667 6,249
Origin Emerging Markets Fund — 5,535 461 5,284
Overseas Fund 9,849 1,321 3,100 11,765
Short-Term Income Fund 94,573 16,296 14,494 95,474
SmallCap Growth Fund I 3,234 484 1,529 3,074
SmallCap Value Fund II 1,735 820 315 3,262
$ 434,322 $ 132,168 $ 135,212 $ 462,700
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 101 $ 4,702 $ 514 $ (499)
Bond Market Index Fund — 2,241 — (2,124)
Core Fixed Income Fund 3,090 (26) — (1,133)
Diversified International Fund 194 (130) — 4,153
Diversified Real Asset Fund 48 22 — 1,768
Equity Income Fund 129 3,138 — 302
High Income Fund 1,346 (37) — 1,600
Inflation Protection Fund 102 (16) — 1,222
International Small Company Fund 47 148 — 954
LargeCap Growth Fund I 109 (5) 327 1,625
LargeCap S&P 500 Index Fund 472 5,855 867 (2,934)
LargeCap Value Fund III 116 16 — 1,612
MidCap Fund — 5,046 144 (2,056)
MidCap Value Fund I 39 15 — 1,052
Origin Emerging Markets Fund 33 2 — 208
Overseas Fund 204 310 — 3,385
Short-Term Income Fund 1,323 (9) 145 (892)
SmallCap Growth Fund I 41 471 145 414
SmallCap Value Fund II 17 11 — 1,011
$ 7,411 $ 21,754 $ 2,142 $ 9,668
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .84 % Shares Held Value (000's)
Money Market Funds - 1 .84%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
115,604,406 $ 115,604
TOTAL INVESTMENT COMPANIES $ 115,604
COMMON STOCKS - 98 .28 % Shares Held Value (000's)
Entertainment - 1 .32%
Marriott Vacations Worldwide Corp
(b)
564,780 $ 83,232
Home Builders - 1 .00%
DR Horton Inc 662,927 63,263
Lodging - 1 .12%
Choice Hotels International Inc 154,690 18,547
Travel + Leisure Co 999,752 51,787
$ 70,334
REITs - 94 .84%
Agree Realty Corp 1,454,429 109,300
Alexandria Real Estate Equities Inc 1,127,178 226,946
American Assets Trust Inc 1,548,878 57,200
American Homes 4 Rent 5,900,193 247,808
American Tower Corp 708,722 200,427
Apartment Income REIT Corp 2,535,845 133,487
Apple Hospitality REIT Inc 3,652,544 54,606
AvalonBay Communities Inc 1,433,418 326,576
Brandywine Realty Trust 1,688,950 23,578
Broadstone Net Lease Inc 3,658,537 95,195
CoreSite Realty Corp 566,643 78,316
Cousins Properties Inc 2,989,253 118,733
CubeSmart 2,088,194 103,700
CyrusOne Inc 400,778 28,563
DiamondRock Hospitality Co
(b)
2,357,346 20,297
Digital Realty Trust Inc 376,852 58,096
Equinix Inc 517,887 424,880
Equity LifeStyle Properties Inc 1,574,349 131,930
Essex Property Trust Inc 848,638 278,438
Extra Space Storage Inc 1,323,937 230,550
First Industrial Realty Trust Inc 2,411,694 132,113
Healthcare Realty Trust Inc 1,312,844 41,853
Healthcare Trust of America Inc 5,472,649 156,463
Invitation Homes Inc 8,480,556 344,989
Kilroy Realty Corp 1,879,377 130,184
MGM Growth Properties LLC 1,864,349 70,472
Park Hotels & Resorts Inc
(b)
2,111,689 39,066
Prologis Inc 3,239,784 414,822
PS Business Parks Inc 539,957 82,975
Public Storage 238,136 74,413
Regency Centers Corp 1,599,202 104,604
Rexford Industrial Realty Inc 1,651,358 101,592
Sabra Health Care REIT Inc 4,688,167 87,153
Saul Centers Inc 459,616 20,958
Simon Property Group Inc 546,359 69,125
STORE Capital Corp 3,700,387 133,917
Sun Communities Inc 1,320,640 258,991
Terreno Realty Corp 1,531,156 104,670
Ventas Inc 3,894,696 232,825
VICI Properties Inc 3,919,839 122,260
Welltower Inc 2,805,594 243,694
Weyerhaeuser Co 1,427,313 48,143
$ 5,963,908
TOTAL COMMON STOCKS $ 6,180,737
Total Investments $ 6,296,341
Other Assets and Liabilities -  (0.12)% (7,729)
TOTAL NET ASSETS - 100.00% $ 6,288,612
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 94 .84%
Consumer, Cyclical 3 .44%
Money Market Funds 1 .84%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ 791,283 $ 675,683 $ 115,604
$ 4 $ 791,283 $ 675,683 $ 115,604
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .22%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,148,536 $ 11,149
Principal Exchange-Traded Funds - 20 .54%
Principal Investment Grade Corporate Active
ETF
(a)
2,566,000 69,412
Principal U.S. Mega-Cap ETF
(a)
13,023,257 532,521
Principal U.S. Small-Cap Multi-Factor ETF
(a)
9,574,700 436,415
$ 1,038,348
Principal Funds, Inc. Class R-6 - 55 .71%
Blue Chip Fund
(a)
13,105,859 553,067
Core Fixed Income Fund
(a)
50,111,953 508,135
Diversified International Fund
(a)
9,626,466 154,794
Diversified Real Asset Fund
(a)
19,353,906 260,116
Edge MidCap Fund
(a)
6,381,219 119,393
Global Real Estate Securities Fund
(a)
18,158,406 212,635
High Yield Fund
(a)
15,087,666 110,743
International Small Company Fund
(a)
6,200,423 82,280
LargeCap Growth Fund I
(a)
9,622,635 232,483
Origin Emerging Markets Fund
(a)
25,606,528 359,772
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,055,880 222,139
$ 2,815,557
Principal Funds, Inc. Institutional Class - 23 .58%
Equity Income Fund
(a)
10,128,689 411,529
Finisterre Emerging Markets Total Return Bond
Fund
(a)
15,205,386 159,504
Government & High Quality Bond Fund
(a)
12,612,498 132,179
LargeCap Value Fund III
(a)
12,768,218 257,152
Overseas Fund
(a)
4,302,187 48,313
Short-Term Income Fund
(a)
14,735,694 182,870
$ 1,191,547
TOTAL INVESTMENT COMPANIES $ 5,056,601
Total Investments $ 5,056,601
Other Assets and Liabilities -  (0.05)% (2,502)
TOTAL NET ASSETS - 100.00% $ 5,054,099
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .30%
Fixed Income Funds 30 .46%
International Equity Funds 13 .92%
Specialty Funds 5 .15%
Money Market Funds 0 .22%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 414,471 $ 58,199 $ 62,012 $ 553,067
Core Fixed Income Fund 556,054 29,777 73,987 508,135
Diversified International Fund 373,492 10,358 322,718 154,794
Diversified Real Asset Fund 62,729 189,323 15,953 260,116
Edge MidCap Fund 201,039 14,492 148,077 119,393
Equity Income Fund 613,815 11,083 392,593 411,529
Finisterre Emerging Markets Total Return Bond Fund — 159,673 — 159,504
Global Diversified Income Fund 43,480 1,000 47,970 —
Global Real Estate Securities Fund 152,320 12,588 6,838 212,635
Government & High Quality Bond Fund 227,233 3,725 96,141 132,179
High Yield Fund 93,662 16,328 4,558 110,743
Inflation Protection Fund 71,661 807 72,960 —
International Small Company Fund 52,191 24,953 11,395 82,280
LargeCap Growth Fund I — 205,670 — 232,483
LargeCap Value Fund III — 248,690 — 257,152
Origin Emerging Markets Fund 148,996 194,235 4,557 359,772
Overseas Fund — 47,880 — 48,313
Principal Active Global Dividend Income ETF 106,929 — 124,147 —
Principal Government Money Market Fund - Institutional Class 0.00% 22,376 332,294 343,521 11,149
Principal Investment Grade Corporate Active ETF — 67,423 — 69,412
Principal U.S. Mega-Cap ETF 420,004 14,364 30,187 532,521
Principal U.S. Small-Cap Multi-Factor ETF 175,839 144,019 — 436,415
Short-Term Income Fund 301,084 6,257 121,538 182,870
Spectrum Preferred and Capital Securities Income Fund 237,733 12,293 36,865 222,139
$ 4,275,108 $ 1,805,431 $ 1,916,017 $ 5,056,601
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,439 $ 6,957 $ 12,467 $ 135,452
Core Fixed Income Fund 9,024 (2,155) — (1,554)
Diversified International Fund 5,067 118,113 — (24,451)
Diversified Real Asset Fund 373 916 — 23,101
Edge MidCap Fund 3,034 36,670 8,408 15,269
Equity Income Fund 7,694 186,500 — (7,276)
Finisterre Emerging Markets Total Return Bond Fund 1,461 — — (169)
Global Diversified Income Fund 848 3,891 — (401)
Global Real Estate Securities Fund 1,404 169 — 54,396
Government & High Quality Bond Fund 2,030 85 — (2,723)
High Yield Fund 4,082 (8) — 5,319
Inflation Protection Fund 352 6,143 — (5,651)
International Small Company Fund 754 1,110 — 15,421
LargeCap Growth Fund I — — — 26,813
LargeCap Value Fund III — — — 8,462
Origin Emerging Markets Fund 1,373 106 — 20,992
Overseas Fund — — — 433
Principal Active Global Dividend Income ETF 1,319 26,044 — (8,826)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 435 — — 1,989
Principal U.S. Mega-Cap ETF 6,042 5,892 — 122,448
Principal U.S. Small-Cap Multi-Factor ETF 3,051 — — 116,557
Short-Term Income Fund 3,768 2,297 456 (5,230)
Spectrum Preferred and Capital Securities Income Fund 7,548 441 — 8,537
$ 62,098 $ 393,171 $ 21,331 $ 498,908
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .33%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
6,371,868 $ 6,372
Principal Exchange-Traded Funds - 15 .18%
Principal Investment Grade Corporate Active
ETF
(a)
1,612,000 43,606
Principal U.S. Mega-Cap ETF
(a)
3,398,648 138,971
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,383,700 108,649
$ 291,226
Principal Funds, Inc. Class R-6 - 59 .31%
Blue Chip Fund
(a)
3,531,097 149,012
Core Fixed Income Fund
(a)
32,601,366 330,578
Diversified International Fund
(a)
1,699,537 27,329
Diversified Real Asset Fund
(a)
7,345,558 98,724
Edge MidCap Fund
(a)
1,655,009 30,965
Global Real Estate Securities Fund
(a)
8,415,594 98,547
High Yield Fund
(a)
10,123,679 74,308
International Small Company Fund
(a)
1,762,008 23,382
LargeCap Growth Fund I
(a)
2,568,814 62,062
Origin Emerging Markets Fund
(a)
6,537,042 91,845
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,357,716 151,474
$ 1,138,226
Principal Funds, Inc. Institutional Class - 25 .23%
Equity Income Fund
(a)
2,488,602 101,112
Finisterre Emerging Markets Total Return Bond
Fund
(a)
10,492,892 110,071
Government & High Quality Bond Fund
(a)
8,611,380 90,247
LargeCap Value Fund III
(a)
2,318,014 46,685
Overseas Fund
(a)
1,215,792 13,653
Short-Term Income Fund
(a)
9,854,477 122,294
$ 484,062
TOTAL INVESTMENT COMPANIES $ 1,919,886
Total Investments $ 1,919,886
Other Assets and Liabilities -  (0.05)% (871)
TOTAL NET ASSETS - 100.00% $ 1,919,015
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .51%
Domestic Equity Funds 33 .21%
International Equity Funds 11 .86%
Specialty Funds 5 .14%
Money Market Funds 0 .33%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 104,817 $ 17,679 $ 10,094 $ 149,012
Core Fixed Income Fund 329,074 28,971 25,688 330,578
Diversified International Fund 95,398 4,715 96,553 27,329
Diversified Real Asset Fund 25,024 67,312 2,850 98,724
Edge MidCap Fund 49,707 5,383 37,085 30,965
Equity Income Fund 167,222 6,631 121,139 101,112
Finisterre Emerging Markets Total Return Bond Fund — 110,228 — 110,071
Global Diversified Income Fund 29,515 730 32,586 —
Global Real Estate Securities Fund 71,699 4,224 2,849 98,547
Government & High Quality Bond Fund 139,212 5,353 52,680 90,247
High Yield Fund 58,580 14,485 2,137 74,308
Inflation Protection Fund 30,295 312 30,825 —
International Small Company Fund 12,506 7,386 713 23,382
LargeCap Growth Fund I — 54,889 — 62,062
LargeCap Value Fund III — 45,190 200 46,685
Origin Emerging Markets Fund 35,525 52,782 1,425 91,845
Overseas Fund — 13,530 — 13,653
Principal Active Global Dividend Income ETF 28,407 — 32,931 —
Principal Government Money Market Fund - Institutional Class 0.00% 10,474 106,038 110,140 6,372
Principal Investment Grade Corporate Active ETF — 42,356 — 43,606
Principal U.S. Mega-Cap ETF 106,234 4,182 4,207 138,971
Principal U.S. Small-Cap Multi-Factor ETF 43,224 36,570 — 108,649
Short-Term Income Fund 184,064 9,257 69,193 122,294
Spectrum Preferred and Capital Securities Income Fund 138,462 11,772 4,275 151,474
$ 1,659,439 $ 649,975 $ 637,570 $ 1,919,886
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 629 $ 550 $ 3,214 $ 36,060
Core Fixed Income Fund 5,573 (703) — (1,076)
Diversified International Fund 1,301 35,049 — (11,280)
Diversified Real Asset Fund 153 159 — 9,079
Edge MidCap Fund 753 10,224 2,086 2,736
Equity Income Fund 2,052 44,733 — 3,665
Finisterre Emerging Markets Total Return Bond Fund 1,005 — — (157)
Global Diversified Income Fund 562 898 — 1,443
Global Real Estate Securities Fund 663 3 — 25,470
Government & High Quality Bond Fund 1,282 (445) — (1,193)
High Yield Fund 2,588 (6) — 3,386
Inflation Protection Fund 144 2,890 — (2,672)
International Small Company Fund 187 24 — 4,179
LargeCap Growth Fund I — — — 7,173
LargeCap Value Fund III — — — 1,695
Origin Emerging Markets Fund 328 14 — 4,949
Overseas Fund — — — 123
Principal Active Global Dividend Income ETF 307 6,935 — (2,411)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 273 — — 1,250
Principal U.S. Mega-Cap ETF 1,550 375 — 32,387
Principal U.S. Small-Cap Multi-Factor ETF 758 — — 28,855
Short-Term Income Fund 2,361 1,158 282 (2,992)
Spectrum Preferred and Capital Securities Income Fund 4,714 (6) — 5,521
$ 27,183 $ 101,852 $ 5,582 $ 146,190
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
9,045,184 $ 9,045
Principal Exchange-Traded Funds - 25 .97%
Principal Investment Grade Corporate Active
ETF
(a)
586,000 15,852
Principal U.S. Mega-Cap ETF
(a)
12,067,445 493,438
Principal U.S. Small-Cap Multi-Factor ETF
(a)
8,775,800 400,001
$ 909,291
Principal Funds, Inc. Class R-6 - 52 .59%
Blue Chip Fund
(a)
12,148,969 512,687
Core Fixed Income Fund
(a)
9,952,645 100,920
Diversified International Fund
(a)
8,935,094 143,676
Diversified Real Asset Fund
(a)
13,321,229 179,037
Edge MidCap Fund
(a)
6,289,169 117,670
Global Real Estate Securities Fund
(a)
10,812,982 126,620
High Yield Fund
(a)
2,344,953 17,212
International Small Company Fund
(a)
5,389,045 71,513
LargeCap Growth Fund I
(a)
8,465,956 204,538
Origin Emerging Markets Fund
(a)
23,201,486 325,981
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,977,674 41,964
$ 1,841,818
Principal Funds, Inc. Institutional Class - 21 .23%
Equity Income Fund
(a)
9,731,481 395,390
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,228,171 33,863
Government & High Quality Bond Fund
(a)
2,365,093 24,786
LargeCap Value Fund III
(a)
10,760,309 216,713
Overseas Fund
(a)
4,425,346 49,697
Short-Term Income Fund
(a)
1,860,040 23,083
$ 743,532
TOTAL INVESTMENT COMPANIES $ 3,503,686
Total Investments $ 3,503,686
Other Assets and Liabilities -  (0.05)% (1,686)
TOTAL NET ASSETS - 100.00% $ 3,502,000
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .83%
International Equity Funds 16 .39%
Fixed Income Funds 11 .46%
Specialty Funds 5 .11%
Money Market Funds 0 .26%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 362,772 $ 63,667 $ 41,670 $ 512,687
Core Fixed Income Fund 155,836 10,092 63,110 100,920
Diversified International Fund 353,028 11,837 309,280 143,676
Diversified Real Asset Fund 47,588 127,589 13,281 179,037
Edge MidCap Fund 190,070 14,814 136,311 117,670
Equity Income Fund 521,464 10,323 290,322 395,390
Finisterre Emerging Markets Total Return Bond Fund — 33,899 — 33,863
Global Real Estate Securities Fund 82,609 18,482 4,980 126,620
Government & High Quality Bond Fund 64,382 932 39,791 24,786
High Yield Fund 28,216 2,565 14,950 17,212
Inflation Protection Fund 48,332 239 48,899 —
International Small Company Fund 47,315 22,806 13,280 71,513
LargeCap Growth Fund I — 180,900 — 204,538
LargeCap Value Fund III — 209,520 — 216,713
Origin Emerging Markets Fund 126,012 187,676 4,981 325,981
Overseas Fund — 49,250 — 49,697
Principal Active Global Dividend Income ETF 96,150 — 111,560 —
Principal Government Money Market Fund - Institutional Class 0.00% 18,862 257,119 266,936 9,045
Principal Investment Grade Corporate Active ETF — 15,398 — 15,852
Principal U.S. Mega-Cap ETF 370,383 14,875 6,602 493,438
Principal U.S. Small-Cap Multi-Factor ETF 158,656 136,364 — 400,001
Short-Term Income Fund 86,525 1,489 64,100 23,083
Spectrum Preferred and Capital Securities Income Fund 70,087 2,486 32,910 41,964
$ 2,828,287 $ 1,372,322 $ 1,462,963 $ 3,503,686
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,213 $ 3,819 $ 11,311 $ 124,099
Core Fixed Income Fund 2,210 515 — (2,413)
Diversified International Fund 4,755 105,333 — (17,242)
Diversified Real Asset Fund 277 716 — 16,425
Edge MidCap Fund 2,857 31,209 7,920 17,888
Equity Income Fund 6,690 58,214 — 95,711
Finisterre Emerging Markets Total Return Bond Fund 310 — — (36)
Global Real Estate Securities Fund 756 46 — 30,463
Government & High Quality Bond Fund 528 326 — (1,063)
High Yield Fund 955 400 — 981
Inflation Protection Fund 238 44 — 284
International Small Company Fund 664 1,329 — 13,343
LargeCap Growth Fund I — — — 23,638
LargeCap Value Fund III — — — 7,193
Origin Emerging Markets Fund 1,152 101 — 17,173
Overseas Fund — — — 447
Principal Active Global Dividend Income ETF 1,076 23,519 — (8,109)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 99 — — 454
Principal U.S. Mega-Cap ETF 5,446 581 — 114,201
Principal U.S. Small-Cap Multi-Factor ETF 2,759 — — 104,981
Short-Term Income Fund 958 1,461 127 (2,292)
Spectrum Preferred and Capital Securities Income Fund 1,881 641 — 1,660
$ 35,824 $ 228,254 $ 19,358 $ 537,786
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .40%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
12,102,362 $ 12,102
Principal Exchange-Traded Funds - 23 .52%
Principal Active Income ETF
(a)
4,459,042 187,034
Principal Investment Grade Corporate Active
ETF
(a)
11,330,702 306,505
Principal U.S. Mega-Cap ETF
(a)
3,160,095 129,216
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,908,000 86,967
$ 709,722
Principal Funds, Inc. Class R-6 - 50 .83%
Blue Chip Fund
(a)
3,957,640 167,013
Core Fixed Income Fund
(a)
50,575,930 512,840
Diversified International Fund
(a)
4,805,314 77,270
Diversified Real Asset Fund
(a)
15,450,603 207,656
Global Real Estate Securities Fund
(a)
16,964,059 198,649
High Yield Fund
(a)
5,928,918 43,518
Origin Emerging Markets Fund
(a)
3,049,493 42,845
Small-MidCap Dividend Income Fund
(a)
1,666,706 28,351
Spectrum Preferred and Capital Securities Income
Fund
(a)
24,270,341 256,052
$ 1,534,194
Principal Funds, Inc. Institutional Class - 25 .30%
Equity Income Fund
(a)
2,053,304 83,426
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,025,869 94,681
Government & High Quality Bond Fund
(a)
28,397,008 297,601
LargeCap Value Fund III
(a)
2,542,291 51,202
Short-Term Income Fund
(a)
19,078,992 236,770
$ 763,680
TOTAL INVESTMENT COMPANIES $ 3,019,698
Total Investments $ 3,019,698
Other Assets and Liabilities -  (0.05)% (1,408)
TOTAL NET ASSETS - 100.00% $ 3,018,290
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 66 .67%
Domestic Equity Funds 18 .10%
International Equity Funds 8 .00%
Specialty Funds 6 .88%
Money Market Funds 0 .40%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 100,959 $ 32,666 $ 3,644 $ 167,013
Core Fixed Income Fund 295,254 241,644 26,436 512,840
Diversified International Fund 124,327 10,949 90,063 77,270
Diversified Real Asset Fund — 197,220 — 207,656
Edge MidCap Fund 34,712 2,625 45,316 —
Equity Income Fund 200,273 10,535 183,820 83,426
Finisterre Emerging Markets Total Return Bond Fund — 94,803 — 94,681
Global Real Estate Securities Fund 83,084 82,989 4,555 198,649
Government & High Quality Bond Fund 391,437 19,191 108,284 297,601
High Yield Fund 82,060 5,808 48,230 43,518
Inflation Protection Fund 171,578 7,654 180,382 —
LargeCap Value Fund III — 49,330 — 51,202
Origin Emerging Markets Fund — 43,540 — 42,845
Principal Active Income ETF 175,316 — 9,391 187,034
Principal Government Money Market Fund - Institutional Class 0.00% 20,067 81,032 88,997 12,102
Principal Investment Grade Corporate Active ETF 295,315 8,909 — 306,505
Principal U.S. Mega-Cap ETF 93,019 6,794 — 129,216
Principal U.S. Small-Cap Multi-Factor ETF 43,346 15,269 — 86,967
Short-Term Income Fund 349,363 19,426 128,492 236,770
Small-MidCap Dividend Income Fund — 27,378 1,148 28,351
Spectrum Preferred and Capital Securities Income Fund 218,304 35,232 6,377 256,052
$ 2,678,414 $ 992,994 $ 925,135 $ 3,019,698
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 599 $ (29) $ 3,062 $ 37,061
Core Fixed Income Fund 6,636 (178) — 2,556
Diversified International Fund 1,717 16,139 — 15,918
Diversified Real Asset Fund — — — 10,436
Edge MidCap Fund 512 11,181 1,420 (3,202)
Equity Income Fund 2,330 81,959 — (25,521)
Finisterre Emerging Markets Total Return Bond Fund 868 — — (122)
Global Real Estate Securities Fund 770 1 — 37,130
Government & High Quality Bond Fund 3,805 (2,169) — (2,574)
High Yield Fund 2,547 970 — 2,910
Inflation Protection Fund 851 14,456 — (13,306)
LargeCap Value Fund III — — — 1,872
Origin Emerging Markets Fund — — — (695)
Principal Active Income ETF 5,188 (22) — 21,131
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 7,700 — 3,414 2,281
Principal U.S. Mega-Cap ETF 1,414 — — 29,403
Principal U.S. Small-Cap Multi-Factor ETF 702 — — 28,352
Short-Term Income Fund 4,528 1,418 539 (4,945)
Small-MidCap Dividend Income Fund 34 3 — 2,118
Spectrum Preferred and Capital Securities Income Fund 7,746 (26) — 8,919
$ 47,947 $ 123,703 $ 8,435 $ 149,722
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .25%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,775,125 $ 5,775
Principal Exchange-Traded Funds - 24 .65%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 271,828
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,409,500 292,145
$ 563,973
Principal Funds, Inc. Class R-6 - 52 .67%
Blue Chip Fund
(a)
8,273,896 349,158
Diversified International Fund
(a)
8,677,203 139,529
Diversified Real Asset Fund
(a)
8,783,324 118,048
Edge MidCap Fund
(a)
4,187,514 78,348
Global Real Estate Securities Fund
(a)
1,840,707 21,555
International Small Company Fund
(a)
4,259,960 56,530
LargeCap Growth Fund I
(a)
12,062,991 291,442
Origin Emerging Markets Fund
(a)
10,718,838 150,600
$ 1,205,210
Principal Funds, Inc. Institutional Class - 22 .48%
Equity Income Fund
(a)
6,561,848 266,608
LargeCap Value Fund III
(a)
8,027,920 161,682
Overseas Fund
(a)
7,680,290 86,250
$ 514,540
TOTAL INVESTMENT COMPANIES $ 2,289,498
Total Investments $ 2,289,498
Other Assets and Liabilities -  (0.05)% (1,211)
TOTAL NET ASSETS - 100.00% $ 2,288,287
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74 .78%
International Equity Funds 13 .76%
Fixed Income Funds 6 .10%
Specialty Funds 5 .16%
Money Market Funds 0 .25%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 253,140 $ 26,170 $ 15,667 $ 349,158
Diversified International Fund 335,567 6,894 285,010 139,529
Diversified Real Asset Fund — 111,950 — 118,048
Edge MidCap Fund 141,995 10,288 110,346 78,348
Equity Income Fund 325,401 6,044 159,904 266,608
Global Real Estate Securities Fund 16,734 5,881 6,620 21,555
International Small Company Fund 34,374 21,083 9,931 56,530
LargeCap Growth Fund I 153,958 91,502 5,519 291,442
LargeCap Value Fund III 84,019 55,745 8,847 161,682
Origin Emerging Markets Fund 93,890 47,586 4,413 150,600
Overseas Fund — 85,501 — 86,250
Principal Government Money Market Fund - Institutional Class 0.00% 6,165 110,038 110,428 5,775
Principal U.S. Mega-Cap ETF 208,409 — 2 271,828
Principal U.S. Small-Cap Multi-Factor ETF 126,541 86,793 — 292,145
$ 1,780,193 $ 665,475 $ 716,687 $ 2,289,498
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,482 $ 1,159 $ 7,575 $ 84,356
Diversified International Fund 4,530 70,323 — 11,755
Diversified Real Asset Fund — — — 6,098
Edge MidCap Fund 2,138 23,391 5,925 13,020
Equity Income Fund 4,237 25,482 — 69,585
Global Real Estate Securities Fund 141 1,236 — 4,324
International Small Company Fund 484 946 — 10,058
LargeCap Growth Fund I 2,874 70 8,624 51,431
LargeCap Value Fund III 1,501 82 — 30,683
Origin Emerging Markets Fund 738 300 — 13,237
Overseas Fund — — — 749
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 2,974 — — 63,421
Principal U.S. Small-Cap Multi-Factor ETF 2,020 — — 78,811
$ 23,119 $ 122,989 $ 22,124 $ 437,528
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.99% Shares Held Value (000's)
Money Market Funds - 0.99%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,379,932 $ 1,379
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
46,238,644 46,239
$ 47,618
TOTAL INVESTMENT COMPANIES $ 47,618
BONDS - 90.24%
Principal
Amount (000's) Value (000's)
Agriculture - 0.84%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 4,275
4.35%, 03/15/2024 10,450 11,374
Cargill Inc
0.75%, 02/02/2026
(e)
14,700 14,633
1.38%, 07/23/2023
(e)
9,800 9,989
$ 40,271
Airlines - 0.52%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
10,785 11,975
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,584 3,656
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,673 9,323
$ 24,954
Automobile Asset Backed Securities - 7.63%
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 48 48
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 2,445 2,460
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 8,133 8,184
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 450 450
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 5,427 5,433
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 12,543 12,554
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 15,415 15,422
CarMax Auto Owner Trust 2021-2
0.27%, 06/17/2024 8,600 8,604
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
103 103
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
740 741
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
5,071 5,075
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
7,691 7,692
0.61%, 02/18/2025
(e)
6,375 6,387
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
11,313 11,321
CPS Auto Trust
0.33%, 07/15/2024
(e)
2,500 2,500
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
11,500 11,652
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,476
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 12,550
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,571
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
$ 25,725 $ 25,838
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
10,250 10,412
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
3,588 3,600
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 18,099
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 3,918 3,919
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 9,344 9,348
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 9,922 9,926
0.32%, 09/16/2024 12,800 12,817
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 21,500 21,503
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 17,957
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,237
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
15,750 15,894
Westlake Automobile Receivables Trust 2019-2
2.62%, 07/15/2024
(e)
5,676 5,693
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
1,191 1,192
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
5,342 5,355
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
21,177 21,216
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
16,900 16,913
0.64%, 03/16/2026
(e)
10,500 10,521
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 9,207 9,215
$ 365,878
Automobile Floor Plan Asset Backed Securities - 0.18%
Ford Credit Floorplan Master Owner Trust A
0.49%, 10/15/2023 8,750 8,757
1.00 x 1 Month USD LIBOR + 0.40%
Automobile Manufacturers - 0.31%
Ford Motor Credit Co LLC
1.42%, 03/28/2022 5,000 4,985
3 Month USD LIBOR + 1.27%
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,701
$ 14,686
Banks - 19.22%
Bank of America Corp
0.98%, 09/25/2025
(f)
19,500 19,532
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
19,600 19,570
Secured Overnight Financing Rate + 1.01%
1.29%, 01/20/2023 28,400 28,543
3 Month USD LIBOR + 1.16%
1.32%, 06/19/2026
(f)
19,400 19,504
Secured Overnight Financing Rate + 1.15%
2.50%, 10/21/2022 12,000 12,059
3.00%, 12/20/2023
(f)
10,347 10,711
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 26,853
Bank of Montreal
0.95%, 01/22/2027
(f)
14,700 14,597
Secured Overnight Financing Rate + 0.60%

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
1.18%, 10/30/2023 $ 24,500 $ 24,795
3 Month USD LIBOR + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,215
Capital One NA
1.28%, 01/30/2023 14,400 14,471
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
9,600 9,639
Secured Overnight Financing Rate + 0.69%
1.09%, 04/25/2022 19,800 19,915
3 Month USD LIBOR + 0.96%
1.12%, 01/28/2027
(f)
19,600 19,435
Secured Overnight Financing Rate + 0.77%
1.56%, 09/01/2023 10,000 10,129
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 9,750 10,257
4.00%, 08/05/2024 10,750 11,718
4.04%, 06/01/2024
(f)
4,750 5,047
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,803
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(f)
5,000 5,213
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(e),(f)
17,900 19,010
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 9,191
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,647
4.30%, 01/16/2024 15,700 17,024
First Republic Bank/CA
1.91%, 02/12/2024
(f)
11,000 11,228
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc /The
0.48%, 01/27/2023 14,700 14,708
0.57%, 11/17/2023 19,250 19,302
Secured Overnight Financing Rate + 0.54%
0.84%, 12/09/2026 14,700 14,691
Secured Overnight Financing Rate + 0.79%
3.20%, 02/23/2023 10,000 10,409
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
9,300 9,747
Secured Overnight Financing Rate + 1.40%
3.95%, 05/18/2024
(f)
9,750 10,337
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 6,800 6,931
JPMorgan Chase & Co
1.03%, 04/25/2023 38,500 38,785
3 Month USD LIBOR + 0.90%
1.04%, 02/04/2027
(f)
9,800 9,703
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
19,600 19,484
Secured Overnight Financing Rate + 0.80%
1.36%, 10/24/2023 15,000 15,200
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
14,700 14,986
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,714
KeyBank NA/Cleveland OH
0.39%, 01/03/2024 19,500 19,524
Secured Overnight Financing Rate + 0.34%
3.30%, 02/01/2022 4,750 4,824
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.53%, 01/25/2024
(f)
$ 13,500 $ 13,504
Secured Overnight Financing Rate + 0.46%
0.75%, 01/20/2023 9,800 9,826
Secured Overnight Financing Rate + 0.70%
1.53%, 10/24/2023 38,600 39,165
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(f)
10,750 10,911
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 10,200 10,854
Natwest Group PLC
4.27%, 03/22/2025
(f)
9,750 10,596
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
7,800 7,792
PNC Bank NA
0.63%, 07/27/2022 9,600 9,644
3 Month USD LIBOR + 0.50%
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,616
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 10,166
State Street Corp
2.35%, 11/01/2025
(f)
9,800 10,331
Secured Overnight Financing Rate + 0.94%
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(g)
14,700 14,606
Truist Bank
0.77%, 08/02/2022 9,750 9,750
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 15,806
2.63%, 01/15/2022 14,400 14,527
Truist Financial Corp
1.27%, 03/02/2027
(f)
6,825 6,861
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 3,832 3,871
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,867
UBS Group AG
1.01%, 07/30/2024
(e),(f)
7,000 7,052
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,732
US Bancorp
0.77%, 01/24/2022
(g)
5,751 5,765
3 Month USD LIBOR + 0.64%
US Bank NA/Cincinnati OH
2.65%, 05/23/2022 10,000 10,180
Wells Fargo & Co
1.65%, 06/02/2024
(f)
19,600 20,017
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
9,800 10,205
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
14,600 15,195
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(f)
10,000 10,457
Secured Overnight Financing Rate + 1.09%
3.07%, 01/24/2023 19,000 19,262
$ 921,009
Beverages - 0.51%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,629
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,722
$ 24,351

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 1.41%
Amgen Inc
2.65%, 05/11/2022 $ 9,600 $ 9,759
Biogen Inc
3.63%, 09/15/2022 8,000 8,290
4.05%, 09/15/2025 1,500 1,676
Gilead Sciences Inc
0.75%, 09/29/2023 48,000 48,026
$ 67,751
Building Materials - 0.31%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,700
Chemicals - 0.74%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
6,750 6,758
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,480
Westlake Chemical Corp
3.60%, 07/15/2022 9,382 9,579
3.60%, 08/15/2026 7,900 8,729
$ 35,546
Commercial Mortgage Backed Securities - 4.80%
BX Commercial Mortgage Trust 2021-SOAR
0.76%, 06/15/2038
(e)
12,200 12,215
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
0.75%, 05/15/2038
(e)
8,200 8,205
1.00 x 1 Month USD LIBOR + 0.65%
Cold Storage Trust 2020-ICE5
0.99%, 11/15/2037
(e)
28,900 29,000
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.44%, 12/25/2025 14,532 14,493
0.52%, 06/25/2025 10,448 10,408
0.52%, 11/25/2026 14,588 14,526
0.53%, 01/25/2025 9,493 9,486
0.57%, 05/25/2026 14,467 14,428
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
16,266 16,308
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
6,801 6,779
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(h)
13,670 13,649
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(h)
9,367 9,357
Ginnie Mae
0.23%, 02/16/2055
(h),( i )
37,358 205
0.28%, 10/16/2054
(h),( i )
27,985 464
0.35%, 01/16/2054
(h),( i )
26,832 338
0.36%, 02/16/2048
(h),( i )
14,115 228
0.37%, 09/16/2055
(h),( i )
13,176 232
0.52%, 01/16/2055
(h),( i )
61,842 867
0.88%, 06/16/2045
(h),( i )
24,490 668
0.93%, 08/16/2042
(h),( i )
10,807 172
1.16%, 02/16/2046
(h),( i )
21,899 642
1.23%, 10/16/2051
(h),( i )
2,171 91
1.26%, 12/16/2036
(h),( i )
9,248 238
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 3,573 3,589
MHC Commercial Mortgage Trust 2021-MHC
0.89%, 04/15/2038
(e)
29,200 29,255
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.94%, 05/15/2023
(e)
14,600 14,627
1.00 x 1 Month USD LIBOR + 0.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHP 2021-STOR
0.00%, 07/15/2038
(d),(e),(j)
$ 8,800 $ 8,817
1.00 x 1 Month USD LIBOR + 0.70%
TPGI Trust 2021-DGWD
0.79%, 06/15/2026
(e)
10,725 10,740
1.00 x 1 Month USD LIBOR + 0.70%
$ 230,027
Computers - 1.72%
Apple Inc
0.70%, 02/08/2026 14,700 14,627
1.13%, 05/11/2025 34,800 35,258
3.25%, 02/23/2026 5,350 5,886
Dell International LLC / EMC Corp
5.45%, 06/15/2023 9,800 10,591
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,870
$ 82,232
Consumer Products - 0.20%
Reckitt Benckiser Treasury Services PLC
0.69%, 06/24/2022
(e)
9,600 9,638
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 1.06%
BA Credit Card Trust
0.34%, 05/15/2026 13,000 12,992
1.74%, 01/15/2025 37,000 37,607
$ 50,599
Diversified Financial Services - 0.80%
American Express Co
3.70%, 11/05/2021 6,850 6,891
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
19,750 19,909
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,507
USAA Capital Corp
1.50%, 05/01/2023
(e)
3,000 3,063
$ 38,370
Electric - 6.99%
AES Corp/The
1.38%, 01/15/2026
(e)
9,750 9,733
Alabama Power Co
2.45%, 03/30/2022 14,250 14,440
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
4,600 4,598
3.75%, 06/15/2023
(e)
19,500 20,585
American Electric Power Co Inc
0.66%, 11/01/2023 14,700 14,710
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 27,000 28,991
Dominion Energy Inc
0.65%, 09/15/2023 14,500 14,508
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(h)
9,800 9,804
3.07%, 08/15/2024
(h)
9,800 10,429
DTE Energy Co
1.05%, 06/01/2025 4,400 4,414
2.25%, 11/01/2022 9,750 9,970
2.53%, 10/01/2024 10,000 10,491
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,710
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,756
Entergy Louisiana LLC
0.62%, 11/17/2023 14,700 14,712
Evergy Inc
2.45%, 09/15/2024 9,300 9,783

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
3.50%, 06/01/2022 $ 22,500 $ 23,028
Florida Power & Light Co
0.28%, 05/10/2023 4,600 4,601
Secured Overnight Financing Rate + 0.25%
Fortis Inc /Canada
3.06%, 10/04/2026 14,594 15,822
NextEra Energy Capital Holdings Inc
0.42%, 02/22/2023 9,800 9,801
3 Month USD LIBOR + 0.27%
2.40%, 09/01/2021 10,000 10,017
2.90%, 04/01/2022 14,162 14,409
3.15%, 04/01/2024 5,600 5,965
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,518
San Diego Gas & Electric Co
1.91%, 02/01/2022 1,043 1,049
Southern California Edison Co
1.85%, 02/01/2022 1,672 1,674
Southern Power Co
0.90%, 01/15/2026 3,900 3,866
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,837
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,727
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 20,893
$ 334,841
Electrical Components & Equipment - 0.21%
Emerson Electric Co
0.88%, 10/15/2026 10,200 10,159
Electronics - 0.50%
Honeywell International Inc
0.48%, 08/19/2022 14,250 14,252
1.85%, 11/01/2021 9,600 9,627
$ 23,879
Environmental Control - 0.29%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,937
Waste Management Inc
0.75%, 11/15/2025 7,800 7,782
$ 13,719
Food - 1.10%
Mars Inc
0.88%, 07/16/2026
(e)
24,000 23,696
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,920
$ 52,616
Forest Products & Paper - 0.37%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,572
Gas - 0.30%
NiSource Inc
0.95%, 08/15/2025 14,600 14,520
Healthcare - Services - 1.49%
Centene Corp
4.25%, 12/15/2027 11,300 11,922
5.38%, 06/01/2026
(e)
2,693 2,805
5.38%, 08/15/2026
(e)
11,945 12,438
HCA Inc
5.25%, 06/15/2026 25,800 30,058
Humana Inc
0.65%, 08/03/2023
(j)
14,250 14,253
$ 71,476
Home Builders - 0.21%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.32%
Panasonic Corp
2.54%, 07/19/2022
(e)
$ 9,800 $ 9,975
2.68%, 07/19/2024
(e)
5,000 5,253
$ 15,228
Insurance - 4.90%
Allstate Corp/The
0.78%, 03/29/2023 12,500 12,606
3 Month USD LIBOR + 0.63%
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 29,210
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
24,500 24,376
1.10%, 06/23/2025
(e)
17,525 17,699
MassMutual Global Funding II
2.75%, 06/22/2024
(e)
13,000 13,784
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
14,700 14,687
1.95%, 09/15/2021
(e)
28,175 28,232
3.60%, 01/11/2024
(e)
5,000 5,383
New York Life Global Funding
0.65%, 06/10/2022
(e)
24,000 24,109
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(e)
9,800 10,203
2.30%, 06/10/2022
(e)
16,000 16,282
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
24,500 24,291
Prudential Financial Inc
1.50%, 03/10/2026 13,700 14,002
$ 234,864
Internet - 0.41%
eBay Inc
1.40%, 05/10/2026 19,500 19,751
Iron & Steel - 0.10%
Nucor Corp
2.00%, 06/01/2025 4,500 4,684
Machinery - Diversified - 0.31%
Otis Worldwide Corp
0.59%, 04/05/2023 14,750 14,751
3 Month USD LIBOR + 0.45%
Media - 1.24%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,686
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,626
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,224
ViacomCBS Inc
4.75%, 05/15/2025 14,850 16,828
$ 59,364
Mining - 0.44%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 11,002
Glencore Funding LLC
1.63%, 09/01/2025
(e)
9,750 9,902
$ 20,904
Miscellaneous Manufacturers - 0.11%
Siemens Financieringsmaatschappij NV
0.48%, 03/11/2024
(e)
5,450 5,490
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 3.23%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 7 7
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(h)
484 484

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2003-46
2.42%, 01/19/2034
(h)
$ 152 $ 151
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
667 667
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
2,844 2,869
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(h)
4,690 4,824
JP Morgan Mortgage Trust 2004-A3
2.11%, 07/25/2034
(h)
317 307
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 147
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
1,220 1,226
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(h)
20,866 21,353
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(h)
3,653 3,764
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(h)
7,010 7,181
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(h)
14,500 14,889
PHH Mortgage Trust Series 2008-CIM1
2.35%, 06/25/2038 514 510
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(h)
614 614
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
966 967
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
751 751
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
396 396
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
581 583
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
12,852 13,278
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(h)
23,867 24,522
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(h)
24,115 24,770
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(h)
774 775
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
2,956 2,963
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
4,780 4,823
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
2,236 2,249
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
8,637 8,808
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
8,093 8,232
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(h)
$ 2,716 $ 2,794
$ 154,908
Oil & Gas - 1.83%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,399
Chevron USA Inc
0.69%, 08/12/2025 14,600 14,554
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,582
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 10,522
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,425
Phillips 66
0.78%, 02/15/2024 9,750 9,759
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 6,850 7,536
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,691
3.10%, 05/15/2025 7,900 8,468
$ 87,936
Oil & Gas Services - 0.17%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
7,800 8,395
Other Asset Backed Securities - 6.59%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
4,023 4,064
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
1,021 1,023
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
8,756 8,853
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
12,847 12,882
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
24,300 24,278
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
21,335 21,707
Drug Royalty III LP 1
1.73%, 10/15/2031
(e)
1,735 1,718
1.00 x 3 Month USD LIBOR + 1.60%
4.27%, 10/15/2031
(e)
2,106 2,161
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
12,200 12,206
HPEFS Equipment Trust 2021-1
0.27%, 03/20/2031
(e)
22,200 22,210
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
6,356 6,380
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
12,294 12,307
MMAF Equipment Finance LLC 2021-A
0.30%, 04/15/2024
(e)
14,600 14,610
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
6,891 6,903
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
1,672 1,688
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
4,766 4,944
PFS Financing Corp
0.71%, 04/15/2026
(e)
9,750 9,759
0.93%, 08/15/2024
(e)
9,500 9,552
0.97%, 02/15/2026
(e)
17,650 17,801
2.23%, 10/15/2024
(e)
29,250 29,880
2.86%, 04/15/2024
(e)
9,750 9,925
3.52%, 10/15/2023
(e)
6,750 6,807

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(e)
$ 22,000 $ 22,076
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
24,000 23,997
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
14,600 14,608
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
2,336 2,345
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
5,410 5,453
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
836 837
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
4,400 4,630
$ 315,604
Packaging & Containers - 0.41%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
9,700 9,664
1.51%, 04/15/2026
(e)
9,800 9,833
$ 19,497
Pharmaceuticals - 2.64%
AbbVie Inc
2.15%, 11/19/2021 19,500 19,614
AstraZeneca PLC
0.70%, 04/08/2026 24,000 23,710
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
5,800 6,204
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,715
Cigna Corp
0.61%, 03/15/2024 7,850 7,853
1.25%, 03/15/2026 14,700 14,819
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,566
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,208
$ 126,689
Pipelines - 1.90%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,674
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 14,834
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 12,822
Kinder Morgan Inc
1.41%, 01/15/2023 14,500 14,697
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,682
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,489
TransCanada PipeLines Ltd
2.37%, 05/15/2067 12,163 10,855
3 Month USD LIBOR + 2.21%
$ 91,053
REITs - 2.84%
American Tower Corp
2.40%, 03/15/2025 9,600 10,049
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,206
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,850
CubeSmart LP
4.00%, 11/15/2025 3,275 3,621
4.38%, 12/15/2023 13,400 14,446
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
4.50%, 01/15/2025 $ 7,250 $ 7,951
4.95%, 04/01/2024 4,750 5,173
Public Storage
0.88%, 02/15/2026 14,000 13,957
SBA Tower Trust
1.63%, 05/15/2051
(e)
19,400 19,636
1.88%, 07/15/2050
(e)
6,463 6,589
2.84%, 01/15/2050
(e)
10,325 10,771
3.72%, 04/09/2048
(e)
632 639
Ventas Realty LP
3.50%, 04/15/2024 9,400 10,045
$ 135,933
Retail - 0.13%
Walmart Inc
2.85%, 07/08/2024 6,000 6,404
Semiconductors - 1.03%
Broadcom Inc
4.70%, 04/15/2025 10,300 11,573
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,419
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,433
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
9,800 10,496
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,606
$ 49,527
Software - 0.98%
Oracle Corp
1.65%, 03/25/2026 19,700 20,066
Roper Technologies Inc
1.00%, 09/15/2025 14,200 14,200
VMware Inc
0.60%, 08/15/2023
(j)
12,500 12,522
$ 46,788
Student Loan Asset Backed Securities - 6.06%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
4,320 4,469
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
6,528 6,704
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
10,257 10,521
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
4,378 4,452
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
18,207 18,227
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
12,108 12,224
Keycorp Student Loan Trust 2000-b
0.44%, 07/25/2029 3,855 3,844
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.66%, 01/25/2037 8,068 8,068
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
1,193 1,212
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
2,793 2,863
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
8,201 8,382

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2020-A
0.44%, 11/15/2068
(e)
$ 1,268 $ 1,268
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
10,003 10,124
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
6,499 6,540
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
7,078 7,131
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
11,521 11,621
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
8,781 8,776
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
16,289 16,309
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
15,083 15,141
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
18,800 18,809
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
37,755 37,872
SLM Private Credit Student Loan Trust 2004-A
0.52%, 06/15/2033 846 838
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.45%, 03/15/2024 5,718 5,709
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.41%, 06/15/2039 18,019 17,525
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.32%, 12/15/2039 10,537 10,310
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2020-A
0.39%, 03/15/2027
(e)
2,895 2,895
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2021-A
0.59%, 01/15/2053
(e)
2,061 2,063
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
13,420 13,345
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
23,206 23,245
$ 290,487
Telecommunications - 2.67%
AT&T Inc
1.04%, 02/15/2023 8,525 8,617
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 24,400 24,779
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
4,187 4,481
3.72%, 07/15/2043
(e)
1,263 1,305
NTT Finance Corp
0.37%, 03/03/2023
(e)
4,600 4,602
0.58%, 03/01/2024
(e)
14,600 14,608
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
2,397 2,405
4.74%, 03/20/2025
(e)
38,490 41,168
5.15%, 03/20/2028
(e)
9,500 10,941
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
0.84%, 03/20/2026 $ 14,700 $ 14,951
Secured Overnight Financing Rate + 0.79%
$ 127,857
Trucking & Leasing - 0.22%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,504
TOTAL BONDS $ 4,324,440
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.21%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.41%, 09/01/2035 $ 25 $ 27
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 23 24
$ 51
Federal National Mortgage Association (FNMA) - 0.01%
2.00%, 07/01/2034 9 9
1.00 x 12 Month USD LIBOR + 1.64%
2.02%, 12/01/2032 12 12
1.00 x 12 Month USD LIBOR + 1.64%
2.02%, 07/01/2034 33 33
1.00 x 12 Month USD LIBOR + 1.63%
2.13%, 01/01/2035 19 20
1.00 x 12 Month USD LIBOR + 1.75%
2.16%, 08/01/2034 24 24
1.00 x 12 Month USD LIBOR + 1.63%
2.17%, 10/01/2035 78 79
1.00 x 12 Month USD LIBOR + 1.67%
2.22%, 02/01/2037 43 43
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.09%
2.31%, 02/01/2035 10 10
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 11 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.81%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 242
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
U.S. Treasury - 3.14%
0.13%, 01/31/2023 41,700 41,695
0.13%, 10/15/2023 28,750 28,689
1.13%, 02/28/2022 29,400 29,580
1.25%, 08/31/2024 19,500 20,025
2.75%, 07/31/2023 28,800 30,271
$ 150,260
U.S. Treasury Bill - 6.06%
0.02%, 09/02/2021
(k)
24,500 24,499
0.02%, 10/28/2021
(k)
29,400 29,396
0.03%, 09/09/2021
(k)
29,300 29,299
0.03%, 09/16/2021
(k)
30,000 29,998
0.03%, 09/23/2021
(k)
29,400 29,398
0.03%, 09/30/2021
(k)
29,000 28,998
0.03%, 11/26/2021
(k)
30,000 29,995
0.04%, 12/02/2021
(k)
30,000 29,995
0.04%, 12/09/2021
(k)
29,500 29,495

Schedule of Investments
Short-Term Income Fund
July 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.05%, 10/14/2021
(k)
$ 29,500 $ 29,497
$ 290,570
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 441,126
Total Investments $ 4,813,184
Other Assets and Liabilities -  (0.44)% (21,162)
TOTAL NET ASSETS - 100.00% $ 4,792,022
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,379 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,847,565 or 38.56% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,344 or 0.03% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
( i ) Security is an Interest Only Strip.
(j) Security purchased on a when-issued basis.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.76%
Asset Backed Securities 21.52%
Government 9.20%
Consumer, Non-cyclical 8.19%
Mortgage Securities 8.04%
Utilities 7.29%
Communications 4.32%
Energy 3.90%
Technology 3.73%
Industrial 2.36%
Basic Materials 1.65%
Consumer, Cyclical 1.49%
Money Market Funds 0.99%
Other Assets and Liabilities
(0.44)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 25,115 $ 2,507,436 $ 2,486,312 $ 46,239
$ 25,115 $ 2,507,436 $ 2,486,312 $ 46,239
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2021 Short 1,458 $ 181,441 $ (860)
Total $ (860)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .58 % Shares Held Value (000's)
Money Market Funds - 4 .58%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
12,267,431 $ 12,268
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
50,281,357 50,281
$ 62,549
TOTAL INVESTMENT COMPANIES $ 62,549
COMMON STOCKS - 97 .41 % Shares Held Value (000's)
Agriculture - 1 .79%
Darling Ingredients Inc
(d)
298,900 $ 20,645
Vital Farms Inc
(d)
222,100 3,867
$ 24,512
Airlines - 0 .31%
Sun Country Airlines Holdings Inc
(d)
130,600 4,243
Automobile Parts & Equipment - 0 .98%
Modine Manufacturing Co
(d)
327,200 5,474
Visteon Corp
(d)
69,900 7,972
$ 13,446
Banks - 5 .02%
Ameris Bancorp 256,800 12,483
BancFirst Corp 67,400 3,740
Bancorp Inc/The
(d)
204,150 4,771
First Foundation Inc 182,600 4,304
First Interstate BancSystem Inc 257,900 10,811
First Merchants Corp 181,100 7,376
Independent Bank Corp/MI 132,000 2,776
Lakeland Bancorp Inc 153,100 2,506
United Community Banks Inc/GA 438,050 12,620
WesBanco Inc 224,600 7,250
$ 68,637
Biotechnology - 5 .47%
Acceleron Pharma Inc
(d)
60,000 7,503
ADC Therapeutics SA
(d)
89,400 1,881
Allogene Therapeutics Inc
(d)
88,100 1,934
Bluebird Bio Inc
(d)
141,200 3,588
Cellectis SA ADR
(d),(e)
205,700 2,664
Denali Therapeutics Inc
(d)
172,600 8,808
Design Therapeutics Inc
(d)
119,000 1,842
Horizon Therapeutics Plc
(d)
148,400 14,843
Immunocore Holdings PLC ADR
(d)
58,100 1,901
Insmed Inc
(d)
234,700 5,774
Iovance Biotherapeutics Inc
(d)
172,100 3,833
MacroGenics Inc
(d)
182,600 4,558
Magenta Therapeutics Inc
(d)
372,800 2,654
Olink Holding AB ADR
(d)
98,200 3,670
Precision BioSciences Inc
(d)
390,200 3,847
Seagen Inc
(d)
35,500 5,445
$ 74,745
Building Materials - 1 .67%
Builders FirstSource Inc
(d)
264,800 11,784
Masonite International Corp
(d)
97,500 11,033
$ 22,817
Chemicals - 2 .02%
Atotech Ltd
(d)
507,200 12,249
Diversey Holdings Ltd
(d)
708,800 11,823
Koppers Holdings Inc
(d)
116,300 3,571
$ 27,643
Commercial Services - 4 .29%
ABM Industries Inc 176,300 8,196
AMN Healthcare Services Inc
(d)
128,700 12,942
Coursera Inc
(d),(e)
83,300 2,965
First Advantage Corp
(d)
263,500 5,167
Heidrick & Struggles International Inc 110,700 4,728
Huron Consulting Group Inc
(d)
162,800 7,998
ICF International Inc 62,700 5,742
Legalzoom.com Inc
(d)
10,404 383
Medifast Inc 36,900 10,535
$ 58,656
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1 .49%
ExlService Holdings Inc
(d)
115,300 $ 13,054
KnowBe4 Inc
(d),(e)
346,389 7,347
$ 20,401
Consumer Products - 0 .49%
Central Garden & Pet Co - A Shares
(d)
154,180 6,677
Cosmetics & Personal Care - 1 .35%
Beauty Health Co/The
(d),(e)
410,500 7,209
Beauty Health Co/The - Warrants
(d)
133,433 939
Honest Co Inc/The
(d),(e)
714,500 10,267
$ 18,415
Distribution & Wholesale - 1 .29%
Core & Main Inc
(d),(e)
286,052 7,580
ThredUp Inc
(d),(e)
222,494 5,309
Titan Machinery Inc
(d)
165,500 4,722
$ 17,611
Diversified Financial Services - 5 .36%
Encore Capital Group Inc
(d)
238,600 11,295
Flywire Corp
(d)
174,600 5,545
Focus Financial Partners Inc
(d)
259,500 13,320
Janus Henderson Group PLC 216,800 9,071
Lazard Ltd 107,700 5,084
Piper Sandler Cos 101,540 12,458
Stifel Financial Corp 247,800 16,489
$ 73,262
Electric - 2 .02%
Brookfield Renewable Corp 382,400 16,229
Portland General Electric Co 233,100 11,399
$ 27,628
Electrical Components & Equipment - 1 .22%
EnerSys 132,100 13,033
nLight Inc
(d)
104,964 3,641
$ 16,674
Electronics - 3 .64%
Advanced Energy Industries Inc 139,900 14,514
Atkore Inc
(d)
206,700 15,525
SYNNEX Corp 83,400 9,970
Vishay Intertechnology Inc 438,400 9,702
$ 49,711
Energy - Alternate Sources - 0 .26%
Array Technologies Inc
(d)
257,400 3,485
Engineering & Construction - 1 .82%
Dycom Industries Inc
(d)
166,600 11,562
MYR Group Inc
(d)
82,200 7,861
Tutor Perini Corp
(d)
391,606 5,510
$ 24,933
Entertainment - 3 .13%
Caesars Entertainment Inc
(d)
208,900 18,249
Golden Entertainment Inc
(d)
276,500 12,584
Vail Resorts Inc
(d)
39,000 11,903
$ 42,736
Food - 0 .78%
Performance Food Group Co
(d)
233,818 10,714
Gas - 0 .71%
Southwest Gas Holdings Inc 138,190 9,664
Healthcare - Products - 3 .62%
Adaptive Biotechnologies Corp
(d)
133,900 4,909
Castle Biosciences Inc
(d)
103,000 7,194
Natera Inc
(d)
149,100 17,075
Nevro Corp
(d)
73,400 11,377
STAAR Surgical Co
(d)
69,200 8,852
$ 49,407
Healthcare - Services - 4 .18%
Accolade Inc
(d)
84,625 3,961
Addus HomeCare Corp
(d)
114,800 9,964
Amedisys Inc
(d)
16,800 4,379
Aveanna Healthcare Holdings Inc
(d)
361,000 3,733
LifeStance Health Group Inc
(d)
553,600 13,120

Schedule of Investments
SmallCap Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Syneos Health Inc
(d)
177,900 $ 15,952
Teladoc Health Inc
(d)
40,500 6,012
$ 57,121
Holding Companies - Diversified - 1 .15%
Ajax I
(d),(e)
382,900 3,814
Ajax I - Class A Warrants
(d)
95,725 172
Gores Metropoulos II Inc
(d),(f)
7,900 78
GS Acquisition Holdings Corp II
(d)
440,400 4,409
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
179,475 345
Vesper Healthcare Acquisition Corp - PIPE
(d)
390,000 6,848
$ 15,666
Home Builders - 1 .12%
Taylor Morrison Home Corp
(d)
572,300 15,349
Home Furnishings - 0 .48%
Purple Innovation Inc
(d)
247,914 6,530
Insurance - 1 .62%
CNO Financial Group Inc 302,300 6,905
Hanover Insurance Group Inc/The 97,800 13,291
Reinsurance Group of America Inc 17,500 1,928
$ 22,124
Internet - 1 .77%
Eventbrite Inc
(d)
452,100 8,034
Revolve Group Inc
(d)
231,300 16,101
$ 24,135
Iron & Steel - 1 .08%
Cleveland-Cliffs Inc
(d)
590,000 14,750
Leisure Products & Services - 0 .82%
Lindblad Expeditions Holdings Inc
(d)
248,000 3,395
Planet Fitness Inc
(d)
103,500 7,786
$ 11,181
Machinery - Diversified - 1 .42%
Columbus McKinnon Corp/NY 206,400 9,577
Gates Industrial Corp PLC
(d)
541,750 9,811
$ 19,388
Media - 0 .50%
World Wrestling Entertainment Inc 136,900 6,760
Metal Fabrication & Hardware - 1 .38%
Rexnord Corp 246,000 13,857
Xometry Inc
(d)
63,120 4,997
$ 18,854
Mining - 0 .70%
Alcoa Corp
(d)
172,990 6,945
Piedmont Lithium Inc
(d)
48,400 2,665
$ 9,610
Miscellaneous Manufacturers - 0 .94%
Hillenbrand Inc 284,400 12,883
Office Furnishings - 0 .35%
HNI Corp 128,400 4,789
Oil & Gas - 0 .88%
PDC Energy Inc 92,500 3,658
Pioneer Natural Resources Co 57,910 8,419
$ 12,077
Oil & Gas Services - 0 .85%
Bristow Group Inc
(d)
127,500 3,312
ChampionX Corp
(d)
358,735 8,337
$ 11,649
Packaging & Containers - 0 .44%
Graphic Packaging Holding Co 316,000 6,058
Pharmaceuticals - 1 .89%
Collegium Pharmaceutical Inc
(d)
243,800 6,068
Dexcom Inc
(d)
12,900 6,650
PMV Pharmaceuticals Inc
(d)
166,600 5,666
Revance Therapeutics Inc
(d)
257,000 7,474
$ 25,858
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 5 .91%
Agree Realty Corp 227,600 $ 17,104
Cousins Properties Inc 371,301 14,748
First Industrial Realty Trust Inc 269,340 14,754
Ladder Capital Corp 516,800 5,902
Pebblebrook Hotel Trust 621,236 13,972
Rexford Industrial Realty Inc 231,900 14,267
$ 80,747
Retail - 5 .88%
Bed Bath & Beyond Inc
(d)
69,600 1,986
BJ's Wholesale Club Holdings Inc
(d)
211,351 10,703
Bloomin' Brands Inc
(d)
324,400 8,152
Brinker International Inc
(d)
143,500 7,798
Caleres Inc 612,200 15,146
Petco Health & Wellness Co Inc
(d)
310,173 6,399
Rush Enterprises Inc - Class A 191,782 9,012
Ruth's Hospitality Group Inc
(d)
10,967 219
Sally Beauty Holdings Inc
(d)
422,400 7,992
Vroom Inc
(d)
236,800 8,771
World Fuel Services Corp 121,100 4,173
$ 80,351
Savings & Loans - 1 .63%
Meridian Bancorp Inc 98,000 1,873
Provident Financial Services Inc 286,400 6,186
Sterling Bancorp/DE 652,400 14,164
$ 22,223
Semiconductors - 3 .18%
Allegro MicroSystems Inc
(d)
462,800 12,685
Entegris Inc 116,140 14,011
SiTime Corp
(d)
123,200 16,711
$ 43,407
Software - 9 .28%
Aspen Technology Inc
(d)
57,400 8,395
Bentley Systems Inc
(e)
70,840 4,308
BigCommerce Holdings Inc
(d)
43,900 2,843
Clear Secure Inc
(d)
78,863 3,898
Concentrix Corp
(d)
83,300 13,639
DigitalOcean Holdings Inc
(d)
202,000 10,403
DoubleVerify Holdings Inc
(d),(e)
108,947 3,770
Doximity Inc
(d)
65,688 4,066
Duck Creek Technologies Inc
(d)
66,800 2,935
Jamf Holding Corp
(d)
132,900 4,360
Manhattan Associates Inc
(d)
109,300 17,448
Olo Inc
(d)
33,400 1,171
ON24 Inc
(d)
86,000 3,141
Paymentus Holdings Inc
(d)
191,900 5,565
Privia Health Group Inc
(d)
271,000 11,247
SentinelOne Inc
(d)
64,000 3,156
Signify Health Inc
(d)
162,400 4,274
Sophia Genetics SA
(d),(e)
111,200 1,740
Sprout Social Inc
(d)
230,700 20,495
$ 126,854
Telecommunications - 0 .19%
Switch Inc 126,100 2,605
Transportation - 1 .04%
Atlas Air Worldwide Holdings Inc
(d)
76,400 5,116
Hub Group Inc
(d)
137,900 9,140
$ 14,256
TOTAL COMMON STOCKS $ 1,331,242
Total Investments $ 1,393,791
Other Assets and Liabilities -  (1.99)% (27,244)
TOTAL NET ASSETS - 100.00% $ 1,366,547

Schedule of Investments
SmallCap Fund
July 31, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,488 or 2.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,203 or 2.28% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 23 .86%
Financial 19 .54%
Consumer, Cyclical 14 .36%
Technology 13 .95%
Industrial 13 .57%
Money Market Funds 4 .58%
Basic Materials 3 .80%
Utilities 2 .73%
Communications 2 .46%
Energy 1 .99%
Diversified 1 .15%
Other Assets and Liabilities
( 1 .99 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,913 $ 578,957 $ 558,589 $ 50,281
$ 29,913 $ 578,957 $ 558,589 $ 50,281
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Gores Metropoulos II Inc 05/25/2021-07/26/2021 $ 78 $ 78 0.01%
Total $ 78 0.01%
Amounts in thousands.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.83% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Russell 2000 Growth ETF
(a)
17,092 $ 5,129
Money Market Funds - 3.66%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
10,137,915 10,137
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
99,980,288 99,981
$ 110,118
TOTAL INVESTMENT COMPANIES $ 115,247
COMMON STOCKS - 97.45% Shares Held Value (000's)
Advertising - 0.01%
Clear Channel Outdoor Holdings Inc
(e)
4,994 $ 13
MDC Partners Inc
(e)
869 5
Mission Produce Inc
(e)
677 13
National CineMedia Inc 799 3
Quotient Technology Inc
(e)
14,082 153
$ 187
Aerospace & Defense - 0 .31%
Aerojet Rocketdyne Holdings Inc 9,445 446
AeroVironment Inc
(e)
3,564 360
Kratos Defense & Security Solutions Inc
(e)
312,590 8,502
$ 9,308
Agriculture - 0.16%
22nd Century Group Inc
(a),(e)
23,932 77
Andersons Inc/The 2,019 54
AppHarvest Inc
(a),(e)
7,596 90
Cadiz Inc
(e)
204 3
Greenlane Holdings Inc
(a),(e)
2,608 9
Limoneira Co 697 12
Turning Point Brands Inc 2,309 122
Vector Group Ltd 3,209 43
Vital Farms Inc
(e)
248,668 4,330
$ 4,740
Airlines - 0.14%
Allegiant Travel Co
(e)
2,401 457
Frontier Group Holdings Inc
(e)
5,517 81
Sun Country Airlines Holdings Inc
(e)
109,874 3,570
$ 4,108
Apparel - 0.11%
Crocs Inc
(e)
10,235 1,390
Kontoor Brands Inc 8,220 455
Oxford Industries Inc 187 16
PLBY Group Inc
(e)
1,718 49
Rocky Brands Inc 57 3
Steven Madden Ltd 12,999 570
Superior Group of Cos Inc 395 9
Urban Outfitters Inc
(e)
7,653 285
Wolverine World Wide Inc 12,886 432
$ 3,209
Automobile Manufacturers - 0.20%
Arcimoto Inc
(a),(e)
4,338 71
Blue Bird Corp
(e)
1,221 30
Canoo Inc
(a),(e)
5,752 47
Fisker Inc
(a),(e)
327,357 5,277
Hyliion Holdings Corp
(e)
3,567 35
Lordstown Motors Corp
(a),(e)
1,684 10
Nikola Corp
(a),(e)
31,771 377
REV Group Inc 669 10
Wabash National Corp 600 9
Workhorse Group Inc
(a),(e)
1,743 20
XL Fleet Corp
(a),(e)
797 6
$ 5,892
Automobile Parts & Equipment - 0.88%
Adient PLC
(e)
1,922 81
American Axle & Manufacturing Holdings Inc
(e)
8,900 86
Commercial Vehicle Group Inc
(e)
1,799 17
Dana Inc 12,370 299
Dorman Products Inc
(e)
4,240 429
Douglas Dynamics Inc 3,625 145
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Fox Factory Holding Corp
(e)
108,269 $ 17,490
Gentherm Inc
(e)
5,273 437
Meritor Inc
(e)
9,457 230
Miller Industries Inc/TN 88 3
Modine Manufacturing Co
(e)
833 14
Romeo Power Inc
(e)
5,221 37
Shyft Group Inc/The 5,486 216
Tenneco Inc
(e)
10,247 178
Titan International Inc
(e)
1,275 11
Velodyne Lidar Inc
(a),(e)
11,200 90
Visteon Corp
(e)
57,327 6,538
XPEL Inc
(e)
2,847 264
$ 26,565
Banks - 2.43%
Altabancorp 167 7
Bridgewater Bancshares Inc
(e)
740 12
Cadence BanCorp 6,883 131
Coastal Financial Corp/WA
(e)
1,025 30
CrossFirst Bankshares Inc
(e)
3,625 50
Customers Bancorp Inc
(e)
340 12
Eastern Bankshares Inc 521,194 9,511
FB Financial Corp 418 16
First Financial Bankshares Inc 361,971 17,679
Five Star Bancorp 319 8
Glacier Bancorp Inc 1,930 100
Great Western Bancorp Inc 537 17
Kearny Financial Corp/MD 3,426 41
Lakeland Financial Corp 244 16
Live Oak Bancshares Inc 285,240 17,169
Luther Burbank Corp 109 1
Meta Financial Group Inc 1,447 72
Metrocity Bankshares Inc 743 15
Metropolitan Bank Holding Corp
(e)
82 6
Origin Bancorp Inc 570 23
Prosperity Bancshares Inc 250,254 17,065
RBB Bancorp 250 6
ServisFirst Bancshares Inc 6,591 468
Silvergate Capital Corp
(e)
37,736 3,879
South State Corp 46,066 3,171
Southern First Bancshares Inc
(e)
364 18
Stock Yards Bancorp Inc 590 28
Texas Capital Bancshares Inc
(e)
3,030 191
Triumph Bancorp Inc
(e)
40,097 3,074
Veritex Holdings Inc 1,063 36
Walker & Dunlop Inc 474 49
West BanCorp Inc 477 14
$ 72,915
Beverages - 0.11%
Celsius Holdings Inc
(e)
7,208 495
Coca-Cola Consolidated Inc 746 298
Duckhorn Portfolio Inc/The
(e)
2,140 47
MGP Ingredients Inc 1,882 112
National Beverage Corp 3,723 169
NewAge Inc
(e)
11,339 21
Zevia PBC
(a),(e)
156,199 2,079
$ 3,221
Biotechnology - 9.36%
4D Molecular Therapeutics Inc
(e)
162 4
9 Meters Biopharma Inc
(e)
33,715 36
Abcam PLC ADR
(e)
218,176 4,126
ACADIA Pharmaceuticals Inc
(e)
18,961 410
Acceleron Pharma Inc
(e)
56,593 7,078
ADC Therapeutics SA
(e)
165,971 3,492
Affimed NV
(e)
18,393 122
Agenus Inc
(e)
31,232 162
Akero Therapeutics Inc
(e)
3,071 66
Akoya Biosciences Inc
(e)
1,158 20
Albireo Pharma Inc
(e)
2,102 60
Alder Biopharmaceuticals Inc
(a),(e),(f)
9,847 1

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Aldeyra Therapeutics Inc
(e)
7,689 $ 68
Aligos Therapeutics Inc
(e)
2,972 43
Allakos Inc
(e)
80,856 6,433
Allogene Therapeutics Inc
(e)
212,199 4,657
Alpine Immune Sciences Inc
(e)
1,762 16
ALX Oncology Holdings Inc
(e)
2,810 165
Amicus Therapeutics Inc
(e)
41,662 387
Anavex Life Sciences Corp
(e)
9,832 176
Angion Biomedica Corp
(e)
803 9
Annexon Inc
(e)
190,617 4,014
Apellis Pharmaceuticals Inc
(e)
10,292 659
Applied Molecular Transport Inc
(e)
3,897 109
Applied Therapeutics Inc
(e)
151,634 2,609
Arbutus Biopharma Corp
(e)
1,273 3
Arcutis Biotherapeutics Inc
(e)
443 10
Ardelyx Inc
(e)
9,748 17
Arena Pharmaceuticals Inc
(e)
83,846 5,187
Arrowhead Pharmaceuticals Inc
(e)
16,061 1,113
Ascendis Pharma A/S ADR
(e)
81,860 9,675
Atara Biotherapeutics Inc
(e)
1,053 13
Atea Pharmaceuticals Inc
(e)
882 22
Athersys Inc
(a),(e)
27,438 45
Atossa Therapeutics Inc
(a),(e)
1,309 4
Avid Bioservices Inc
(e)
9,013 231
Avidity Biosciences Inc
(e)
790 15
Avrobio Inc
(e)
172,801 1,272
Axsome Therapeutics Inc
(e)
4,405 214
Beam Therapeutics Inc
(e)
7,444 685
Berkeley Lights Inc
(e)
7,598 346
BioAtla Inc
(e)
1,932 79
BioCryst Pharmaceuticals Inc
(e)
2,874 46
Biodesix Inc
(a),(e)
1,863 18
Biohaven Pharmaceutical Holding Co Ltd
(e)
211,575 26,661
Biomea Fusion Inc
(a),(e)
1,308 17
Blueprint Medicines Corp
(e)
248,832 21,865
Bridgebio Pharma Inc
(e)
11,442 612
Brooklyn ImmunoTherapeutics Inc
(a),(e)
3,297 38
C4 Therapeutics Inc
(e)
5,456 235
Celldex Therapeutics Inc
(e)
4,883 214
CEL-SCI Corp
(a),(e)
5,129 41
Cerecor Inc
(e)
7,565 20
Cerevel Therapeutics Holdings Inc
(e)
5,586 138
Certara Inc
(e)
286,431 7,794
ChemoCentryx Inc
(e)
579 9
ChromaDex Corp
(e)
7,420 64
Clene Inc
(a),(e)
2,329 20
Codiak Biosciences Inc
(e)
2,488 43
Cogent Biosciences Inc
(a),(e)
1,693 10
Cortexyme Inc
(e)
3,162 179
Crinetics Pharmaceuticals Inc
(e)
4,964 89
Cue Biopharma Inc
(e)
4,719 49
Cullinan Oncology Inc
(a),(e)
136 3
Curis Inc
(e)
484,270 3,676
CytomX Therapeutics Inc
(e)
8,745 47
Deciphera Pharmaceuticals Inc
(e)
5,375 164
Denali Therapeutics Inc
(e)
14,415 736
Design Therapeutics Inc
(e)
1,189 18
Dicerna Pharmaceuticals Inc
(e)
111,131 4,168
Dynavax Technologies Corp
(a),(e)
17,080 160
Edgewise Therapeutics Inc
(e)
1,955 34
Editas Medicine Inc
(a),(e)
10,837 454
Epizyme Inc
(e)
14,225 94
Erasca Inc
(e)
120,098 2,522
Esperion Therapeutics Inc
(a),(e)
4,161 64
Evelo Biosciences Inc
(a),(e)
4,812 44
Evolus Inc
(a),(e)
5,111 55
Exagen Inc
(e)
666 8
Fate Therapeutics Inc
(e)
50,512 4,182
FibroGen Inc
(e)
12,469 162
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Finch Therapeutics Group Inc
(e)
153 $ 2
Forte Biosciences Inc
(e)
1,788 54
Gemini Therapeutics Inc
(e)
560 2
Generation Bio Co
(e)
6,511 142
Global Blood Therapeutics Inc
(e)
9,482 259
Gossamer Bio Inc
(e)
383,879 3,017
Greenwich Lifesciences Inc
(e)
641 25
GT Biopharma Inc
(e)
3,778 38
Halozyme Therapeutics Inc
(e)
22,329 923
Harvard Bioscience Inc
(e)
5,302 42
Humanigen Inc
(a),(e)
7,105 115
IGM Biosciences Inc
(e)
1,309 89
Ikena Oncology Inc
(e)
165 2
Imago Biosciences Inc
(e)
138,047 2,529
ImmunityBio Inc
(e)
1,136 12
ImmunoGen Inc
(e)
16,777 94
Immunovant Inc
(e)
3,829 40
Impel Neuropharma Inc
(a),(e)
577 8
Infinity Pharmaceuticals Inc
(e)
12,523 27
Inhibrx Inc
(e)
4,423 126
Innoviva Inc
(e)
1,104 16
Insmed Inc
(e)
259,152 6,375
Instil Bio Inc
(e)
260,896 3,926
Intercept Pharmaceuticals Inc
(e)
4,442 77
Intra-Cellular Therapies Inc
(e)
11,198 384
iTeos Therapeutics Inc
(e)
166,808 4,008
IVERIC bio Inc
(e)
2,884 25
Kadmon Holdings Inc
(e)
27,461 103
Kaleido Biosciences Inc
(e)
2,781 15
Karuna Therapeutics Inc
(e)
54,474 6,222
Karyopharm Therapeutics Inc
(e)
11,407 95
KemPharm Inc
(a),(e)
2,107 21
Keros Therapeutics Inc
(e)
2,473 91
Kiniksa Pharmaceuticals Ltd
(e)
2,123 33
Kinnate Biopharma Inc
(e)
109 2
Kodiak Sciences Inc
(e)
5,309 445
Kronos Bio Inc
(e)
706 14
Krystal Biotech Inc
(e)
1,020 60
Kymera Therapeutics Inc
(e)
4,581 276
Legend Biotech Corp ADR
(e)
123,693 5,323
Lexicon Pharmaceuticals Inc
(e)
4,140 15
Ligand Pharmaceuticals Inc
(e)
285 32
MacroGenics Inc
(e)
8,598 215
Magenta Therapeutics Inc
(e)
4,232 30
MEI Pharma Inc
(e)
16,693 45
MeiraGTx Holdings plc
(e)
300 4
Mersana Therapeutics Inc
(e)
7,671 84
Mind Medicine MindMed Inc
(e)
51,038 156
Molecular Templates Inc
(e)
5,858 41
NeoGenomics Inc
(e)
656,827 30,279
NGM Biopharmaceuticals Inc
(e)
479 10
Nurix Therapeutics Inc
(e)
4,520 139
Nuvation Bio Inc
(e)
4,725 41
Olema Pharmaceuticals Inc
(e)
853 20
Olink Holding AB ADR
(e)
46,804 1,749
Omeros Corp
(a),(e)
9,554 139
Oncocyte Corp
(e)
8,332 43
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
6,043 93
Oyster Point Pharma Inc
(e)
125 2
Pacific Biosciences of California Inc
(e)
14,081 453
Phathom Pharmaceuticals Inc
(e)
3,209 103
Pliant Therapeutics Inc
(e)
3,496 71
Portage Biotech Inc
(e)
96 1
Praxis Precision Medicines Inc
(a),(e)
193,257 3,015
Precigen Inc
(a),(e)
13,103 72
Precision BioSciences Inc
(e)
7,640 75
Prelude Therapeutics Inc
(a),(e)
1,715 55
Prothena Corp PLC
(e)
4,155 208

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
PTC Therapeutics Inc
(e)
11,005 $ 422
Puma Biotechnology Inc
(e)
5,063 38
Radius Health Inc
(e)
7,417 112
Rain Therapeutics Inc
(a),(e)
796 13
RAPT Therapeutics Inc
(e)
2,848 87
Recursion Pharmaceuticals Inc
(a),(e)
172,839 5,246
REGENXBIO Inc
(e)
3,265 106
Relay Therapeutics Inc
(e)
160,465 5,205
Replimune Group Inc
(e)
210,355 6,885
REVOLUTION Medicines Inc
(e)
1,328 38
Rigel Pharmaceuticals Inc
(e)
27,069 108
Rocket Pharmaceuticals Inc
(e)
6,295 225
Rubius Therapeutics Inc
(e)
7,143 154
Sana Biotechnology Inc
(e)
4,024 66
Sangamo Therapeutics Inc
(e)
16,687 160
Scholar Rock Holding Corp
(e)
3,700 116
Seelos Therapeutics Inc
(e)
12,060 27
Seer Inc
(e)
71,576 2,287
Selecta Biosciences Inc
(e)
1,443 5
Sesen Bio Inc
(e)
27,085 101
Shattuck Labs Inc
(a),(e)
3,456 76
Sigilon Therapeutics Inc
(e)
250 1
Sorrento Therapeutics Inc
(a),(e)
39,046 321
SpringWorks Therapeutics Inc
(e)
4,627 397
Stoke Therapeutics Inc
(a),(e)
3,024 87
Sutro Biopharma Inc
(e)
472 8
Syndax Pharmaceuticals Inc
(e)
1,740 25
Talaris Therapeutics Inc
(e)
955 13
Tarsus Pharmaceuticals Inc
(e)
1,070 24
Taysha Gene Therapies Inc
(a),(e)
2,921 51
Terns Pharmaceuticals Inc
(e)
935 7
TG Therapeutics Inc
(e)
20,308 711
Theravance Biopharma Inc
(e)
7,736 100
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Translate Bio Inc
(e)
5,470 151
TransMedics Group Inc
(e)
81,081 2,312
Travere Therapeutics Inc
(e)
625 9
Trillium Therapeutics Inc
(e)
2,256 15
Turning Point Therapeutics Inc
(e)
101,869 6,502
Twist Bioscience Corp
(e)
106,718 13,132
Ultragenyx Pharmaceutical Inc
(e)
115,390 9,211
United Therapeutics Corp
(e)
40,814 7,425
UroGen Pharma Ltd
(a),(e)
2,250 35
Vaxart Inc
(a),(e)
17,203 124
VBI Vaccines Inc
(e)
26,486 79
Verastem Inc
(e)
27,319 88
Vericel Corp
(a),(e)
7,367 390
Veru Inc
(e)
7,171 49
Vincerx Pharma Inc
(e)
752 10
Vir Biotechnology Inc
(e)
154,715 5,516
Viracta Therapeutics Inc
(e)
1,192 13
VistaGen Therapeutics Inc
(e)
25,402 68
Vor BioPharma Inc
(e)
177 2
WaVe Life Sciences Ltd
(e)
5,853 32
Werewolf Therapeutics Inc
(e)
769 13
Xencor Inc
(e)
8,958 276
XOMA Corp
(a),(e)
79 3
Y-mAbs Therapeutics Inc
(e)
165,791 5,487
Zentalis Pharmaceuticals Inc
(e)
116,700 6,209
ZIOPHARM Oncology Inc
(a),(e)
33,317 76
$ 281,302
Building Materials - 2.53%
AAON Inc 6,647 413
AZEK Co Inc/The
(e)
678,284 24,668
Boise Cascade Co 1,343 69
Cornerstone Building Brands Inc
(e)
8,674 146
Forterra Inc
(e)
4,612 109
Gibraltar Industries Inc
(e)
1,494 112
Hayward Holdings Inc
(e)
591,997 14,261
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
JELD-WEN Holding Inc
(e)
5,298 $ 140
Masonite International Corp
(e)
45,474 5,146
Patrick Industries Inc 3,601 298
PGT Innovations Inc
(e)
4,393 99
Simpson Manufacturing Co Inc 150,736 16,955
SPX Corp
(e)
5,783 385
Summit Materials Inc
(e)
98,788 3,319
Trex Co Inc
(e)
96,844 9,404
UFP Industries Inc 8,627 641
US Concrete Inc
(e)
223 16
$ 76,181
Chemicals - 1.44%
American Vanguard Corp 1,057 17
Amyris Inc
(e)
2,941 43
Balchem Corp 5,111 689
Cabot Corp 8,892 490
Codexis Inc
(e)
9,538 202
Danimer Scientific Inc
(e)
10,895 182
Element Solutions Inc 586,710 13,723
Ferro Corp
(e)
10,817 225
Hawkins Inc 2,023 73
HB Fuller Co 175,751 11,357
Ingevity Corp
(e)
6,380 542
Innospec Inc 1,207 107
Kronos Worldwide Inc 516 7
Marrone Bio Innovations Inc
(e)
15,128 19
Orion Engineered Carbons SA
(e)
9,601 174
Quaker Chemical Corp 57,630 14,508
Rogers Corp
(e)
2,607 497
Sensient Technologies Corp 3,466 302
Stepan Co 331 39
Zymergen Inc
(e)
555 19
$ 43,215
Coal - 0.00%
Arch Resources Inc
(e)
474 31
Warrior Met Coal Inc 779 15
$ 46
Commercial Services - 5.92%
2U Inc
(e)
9,605 417
Alarm.com Holdings Inc
(e)
7,495 624
Alta Equipment Group Inc
(e)
550 7
AMN Healthcare Services Inc
(e)
7,472 751
Arlo Technologies Inc
(e)
12,900 79
ASGN Inc
(e)
7,338 742
Bright Horizons Family Solutions Inc
(e)
125,905 18,823
Brink's Co/The 7,712 594
CAI International Inc 592 33
Carriage Services Inc 476 18
Cass Information Systems Inc 349 15
Chegg Inc
(e)
244,739 21,692
Cimpress PLC
(e)
2,781 284
CorVel Corp
(e)
1,399 197
CRA International Inc 950 81
Cross Country Healthcare Inc
(e)
740 12
Custom Truck One Source Inc
(a),(e)
667 5
Driven Brands Holdings Inc
(e)
464,597 14,783
EVERTEC Inc 9,599 419
Evo Payments Inc
(e)
634,851 18,538
First Advantage Corp
(e)
139,213 2,730
Forrester Research Inc
(e)
1,791 84
Franklin Covey Co
(e)
1,977 72
FTI Consulting Inc
(e)
100,240 14,605
Green Dot Corp
(e)
848 39
GreenSky Inc
(e)
11,742 77
Hackett Group Inc/The 3,644 65
HealthEquity Inc
(e)
186,111 13,769
Heidrick & Struggles International Inc 1,319 56
Herc Holdings Inc
(e)
3,954 490
HireQuest Inc
(a)
717 13

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Huron Consulting Group Inc
(e)
347 $ 17
Insperity Inc 5,759 570
Kforce Inc 3,256 203
LiveRamp Holdings Inc
(e)
117,090 4,685
Macquarie Infrastructure Corp 3,383 134
Marathon Digital Holdings Inc
(a),(e)
907 25
Medifast Inc 1,847 527
Monro Inc 3,240 188
Multiplan Corp
(e)
9,801 79
National Research Corp 2,218 117
Paya Holdings Inc
(e)
253,806 2,917
Priority Technology Holdings Inc
(e)
1,595 10
PROG Holdings Inc 1,681 74
Progyny Inc
(e)
179,561 10,000
R1 RCM Inc
(e)
20,854 446
Rent-A-Center Inc/TX 9,757 558
Repay Holdings Corp
(e)
107,581 2,680
Riot Blockchain Inc
(a),(e)
13,358 440
Shift4 Payments Inc
(e)
149,564 13,340
ShotSpotter Inc
(e)
1,344 61
SP Plus Corp
(e)
3,666 120
Stride Inc
(e)
341 10
Terminix Global Holdings Inc
(e)
243,095 12,763
Textainer Group Holdings Ltd
(e)
1,025 33
Transcat Inc
(e)
1,123 72
TriNet Group Inc
(e)
101,406 8,414
Viad Corp
(e)
3,218 148
Vivint Smart Home Inc
(e)
3,861 47
WEX Inc
(e)
47,118 8,940
Willdan Group Inc
(e)
1,378 57
WW International Inc
(e)
2,554 79
$ 177,868
Computers - 3.65%
3D Systems Corp
(e)
17,543 483
Cantaloupe Inc
(e)
176,949 1,829
Corsair Gaming Inc
(a),(e)
4,261 124
Desktop Metal Inc
(e)
10,477 94
Diebold Nixdorf Inc
(e)
11,402 119
ExlService Holdings Inc
(e)
5,206 589
ExOne Co/The
(a),(e)
169 3
Genpact Ltd 640,124 31,885
Grid Dynamics Holdings Inc
(e)
4,866 102
iCAD Inc
(e)
3,502 51
Insight Enterprises Inc
(e)
1,934 194
KBR Inc 19,605 759
Maximus Inc 9,720 865
Mitek Systems Inc
(e)
6,650 147
OneSpan Inc
(e)
5,582 138
PAE Inc
(e)
11,001 98
PAR Technology Corp
(e)
3,759 230
Ping Identity Holding Corp
(e)
117,013 2,583
PlayAGS Inc
(e)
4,352 34
Qualys Inc
(e)
5,404 549
Rapid7 Inc
(e)
275,090 31,292
Rekor Systems Inc
(a),(e)
3,242 26
Rimini Street Inc
(e)
6,946 60
Super Micro Computer Inc
(e)
109,524 4,166
Telos Corp
(e)
2,735 77
Tenable Holdings Inc
(e)
14,377 615
TTEC Holdings Inc 2,932 306
Unisys Corp
(e)
8,185 183
Varonis Systems Inc
(e)
516,181 31,590
Vocera Communications Inc
(e)
5,411 227
Vuzix Corp
(a),(e)
9,298 138
$ 109,556
Consumer Products - 0.05%
Central Garden & Pet Co
(e)
600 29
Central Garden & Pet Co - A Shares
(e)
2,463 107
Helen of Troy Ltd
(e)
3,876 866
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
WD-40 Co 2,166 $ 526
$ 1,528
Cosmetics & Personal Care - 0.06%
Beauty Health Co/The
(a),(e)
6,729 118
elf Beauty Inc
(e)
7,238 200
Honest Co Inc/The
(e)
92,133 1,324
Inter Parfums Inc 2,835 218
Revlon Inc
(e)
57 1
$ 1,861
Distribution & Wholesale - 2.37%
Avient Corp 187,646 9,105
Core-Mark Holding Co Inc 2,260 97
EVI Industries Inc
(a),(e)
906 24
Global Industrial Co 1,559 62
H&E Equipment Services Inc 67,849 2,309
IAA Inc
(e)
427,869 25,878
Leslie's Inc
(e)
282,383 6,876
Resideo Technologies Inc
(e)
2,681 79
SiteOne Landscape Supply Inc
(e)
153,139 26,765
WESCO International Inc
(e)
1,250 133
$ 71,328
Diversified Financial Services - 2.04%
Artisan Partners Asset Management Inc 9,276 446
Atlanticus Holdings Corp
(e)
903 39
Blucora Inc
(e)
2,843 48
Brightsphere Investment Group Inc 9,190 230
Cohen & Steers Inc 3,942 328
Columbia Financial Inc
(e)
2,317 42
Curo Group Holdings Corp 3,338 53
Focus Financial Partners Inc
(e)
8,188 420
GAMCO Investors Inc 740 20
GCM Grosvenor Inc 4,629 46
Greenhill & Co Inc 2,327 37
Hamilton Lane Inc 23,119 2,150
Hannon Armstrong Sustainable Infrastructure
Capital Inc
67,275 3,821
Houlihan Lokey Inc 230,412 20,530
I3 Verticals Inc
(e)
3,310 106
International Money Express Inc
(e)
5,110 83
LendingTree Inc
(e)
1,842 360
Moelis & Co 191,229 11,330
PJT Partners Inc 3,209 251
Pzena Investment Management Inc 2,731 31
Regional Management Corp 510 26
StepStone Group Inc 134,156 6,105
Stifel Financial Corp 215,806 14,360
StoneX Group Inc
(e)
230 15
Virtus Investment Partners Inc 1,157 319
WisdomTree Investments Inc 16,521 102
$ 61,298
Electric - 0.18%
Ameresco Inc
(e)
67,494 4,626
Clearway Energy Inc - Class A 1,387 37
Clearway Energy Inc - Class C 3,264 94
Evoqua Water Technologies Corp
(e)
18,337 605
FTC Solar Inc
(e)
3,014 31
Spark Energy Inc 1,641 18
$ 5,411
Electrical Components & Equipment - 1.36%
Blink Charging Co
(a),(e)
5,785 200
Energizer Holdings Inc 10,787 462
EnerSys 742 73
Insteel Industries Inc 256 10
Littelfuse Inc 90,040 23,950
nLight Inc
(e)
6,740 234
Novanta Inc
(e)
112,682 15,821
$ 40,750

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0.98%
Advanced Energy Industries Inc 6,098 $ 633
Akoustis Technologies Inc
(a),(e)
6,887 67
Allied Motion Technologies Inc 1,702 56
Atkore Inc
(e)
7,448 559
Badger Meter Inc 4,630 468
FARO Technologies Inc
(e)
57,506 4,191
Fluidigm Corp
(a),(e)
791 6
GoPro Inc
(e)
19,786 203
Identiv Inc
(e)
3,041 49
II-VI Inc
(e)
213,099 14,876
Itron Inc
(e)
5,887 581
Kimball Electronics Inc
(e)
200 4
Luna Innovations Inc
(e)
4,828 60
MicroVision Inc
(a),(e)
25,087 345
Napco Security Technologies Inc
(e)
2,299 81
NVE Corp 717 54
OSI Systems Inc
(e)
278 28
Plexus Corp
(e)
3,974 359
Stoneridge Inc
(e)
604 17
Turtle Beach Corp
(e)
1,935 60
Vicor Corp
(e)
3,362 389
Vishay Intertechnology Inc 2,916 65
Woodward Inc 51,525 6,263
$ 29,414
Energy - Alternate Sources - 0.31%
Advent Technologies Holdings Inc
(a),(e)
1,966 15
Array Technologies Inc
(e)
4,735 64
Beam Global
(a),(e)
1,196 37
Eos Energy Enterprises Inc
(a),(e)
2,783 43
FuelCell Energy Inc
(a),(e)
39,722 251
Shoals Technologies Group Inc
(e)
275,732 8,021
Stem Inc
(e)
9,923 269
Sunnova Energy International Inc
(e)
2,005 76
SunPower Corp
(e)
10,075 250
TPI Composites Inc
(e)
5,661 222
$ 9,248
Engineering & Construction - 0.84%
908 Devices Inc
(e)
1,148 36
Atlas Technical Consultants Inc
(e)
374 3
Comfort Systems USA Inc 5,650 422
Construction Partners Inc
(e)
4,513 152
Dycom Industries Inc
(e)
3,849 267
EMCOR Group Inc 858 105
Exponent Inc 8,231 881
IES Holdings Inc
(e)
1,374 75
Infrastructure and Energy Alternatives Inc
(e)
1,290 16
Iteris Inc
(e)
6,609 41
Latham Group Inc
(e)
141,071 3,848
MYR Group Inc
(e)
1,958 187
NV5 Global Inc
(e)
61,107 5,806
Sterling Construction Co Inc
(e)
834 18
TopBuild Corp
(e)
61,606 12,487
WillScot Mobile Mini Holdings Corp
(e)
29,609 850
$ 25,194
Entertainment - 1.41%
Accel Entertainment Inc
(e)
8,994 99
Bally's Corp
(e)
5,175 255
Chicken Soup For The Soul Entertainment Inc
(e)
463 17
Churchill Downs Inc 104,408 19,399
Cinemark Holdings Inc
(e)
179,698 2,791
Esports Technologies Inc
(e)
387 9
Everi Holdings Inc
(e)
448,512 10,176
GAN Ltd
(e)
680 10
Golden Entertainment Inc
(e)
2,683 122
Golden Nugget Online Gaming Inc
(e)
5,056 58
IMAX Corp
(e)
732 12
International Game Technology PLC
(e)
15,843 297
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,587 42
Liberty Media Corp-Liberty Braves - C Shares
(e)
5,789 153
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Monarch Casino & Resort Inc
(e)
1,671 $ 107
NEOGAMES SA
(e)
885 43
RCI Hospitality Holdings Inc 1,325 83
Red Rock Resorts Inc
(e)
9,770 385
Rush Street Interactive Inc
(e)
8,291 82
Scientific Games Corp
(e)
15,238 940
SeaWorld Entertainment Inc
(e)
152,339 7,223
$ 42,303
Environmental Control - 2.12%
Casella Waste Systems Inc
(e)
7,182 494
Covanta Holding Corp 18,981 382
Energy Recovery Inc
(e)
6,682 141
Harsco Corp
(e)
5,236 105
Heritage-Crystal Clean Inc
(e)
958 27
Montrose Environmental Group Inc
(e)
121,855 6,542
Pure Cycle Corp
(e)
2,713 42
PureCycle Technologies Inc
(a),(e)
5,219 77
Sharps Compliance Corp
(e)
2,055 21
Tetra Tech Inc 223,644 29,861
US Ecology Inc
(e)
524 18
Waste Connections Inc 205,524 26,038
$ 63,748
Food - 1.66%
AquaBounty Technologies Inc
(e)
2,658 13
BellRing Brands Inc
(e)
315,688 10,440
Calavo Growers Inc 2,715 153
Chefs' Warehouse Inc/The
(e)
220,726 6,383
Hain Celestial Group Inc/The
(e)
221,375 8,835
J & J Snack Foods Corp 2,337 384
John B Sanfilippo & Son Inc 933 86
Laird Superfood Inc
(a),(e)
681 19
Lancaster Colony Corp 2,642 523
Nathan's Famous Inc 317 20
Performance Food Group Co
(e)
20,908 958
Sanderson Farms Inc 2,759 516
Simply Good Foods Co/The
(e)
558,464 20,931
Sprouts Farmers Market Inc
(e)
8,389 206
Tattooed Chef Inc
(a),(e)
7,409 146
United Natural Foods Inc
(e)
532 18
Utz Brands Inc 9,342 212
$ 49,843
Food Service - 0.00%
Healthcare Services Group Inc 6,237 163
Hand & Machine Tools - 0.39%
Franklin Electric Co Inc 7,350 601
Luxfer Holdings PLC 1,938 40
MSA Safety Inc 67,224 11,057
$ 11,698
Healthcare - Products - 5.61%
Accelerate Diagnostics Inc
(e)
5,228 39
Accuray Inc
(e)
14,656 60
Acutus Medical Inc
(e)
2,461 38
Alphatec Holdings Inc
(e)
10,033 148
Apria Inc
(e)
553 17
Apyx Medical Corp
(e)
4,941 45
Asensus Surgical Inc
(a),(e)
11,445 27
Aspira Women's Health Inc
(e)
11,520 52
AtriCure Inc
(e)
320,265 27,050
Atrion Corp 226 142
Avita Medical Inc
(a),(e)
3,783 70
Axogen Inc
(e)
6,044 123
Axonics Inc
(e)
6,596 448
BioLife Solutions Inc
(e)
3,868 181
Bionano Genomics Inc
(a),(e)
44,565 264
Bioventus Inc
(e)
992 16
Bruker Corp 171,418 14,099
Butterfly Network Inc
(e)
5,149 55
Cardiovascular Systems Inc
(e)
6,229 251
CareDx Inc
(e)
7,930 666

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Castle Biosciences Inc
(e)
3,104 $ 217
Celcuity Inc
(e)
1,263 25
Cerus Corp
(e)
26,650 134
ClearPoint Neuro Inc
(a),(e)
2,981 66
CONMED Corp 4,603 635
CryoLife Inc
(e)
5,350 144
Cutera Inc
(e)
2,789 145
CVRx Inc
(e)
103,990 2,053
CytoSorbents Corp
(e)
6,533 50
DermTech Inc
(e)
3,757 126
Eargo Inc
(a),(e)
226,595 8,157
Establishment Labs Holdings Inc
(e)
199,197 15,794
Glaukos Corp
(e)
7,123 363
Haemonetics Corp
(e)
5,461 332
Hanger Inc
(e)
5,943 146
Inari Medical Inc
(e)
194,080 17,427
InfuSystem Holdings Inc
(e)
2,743 50
Inogen Inc
(e)
3,097 247
Inspire Medical Systems Inc
(e)
4,263 781
Integer Holdings Corp
(e)
58,668 5,743
Intersect ENT Inc
(e)
5,276 123
iRadimed Corp
(e)
1,005 34
iRhythm Technologies Inc
(e)
4,677 239
Lantheus Holdings Inc
(e)
1,549 41
LeMaitre Vascular Inc 2,847 155
LivaNova PLC
(e)
6,267 541
Meridian Bioscience Inc
(e)
724 15
Merit Medical Systems Inc
(e)
120,556 8,449
MiMedx Group Inc
(e)
11,757 144
Misonix Inc
(e)
952 25
NanoString Technologies Inc
(e)
6,614 410
Neogen Corp
(e)
16,018 698
NeuroPace Inc
(e)
1,055 23
Nevro Corp
(e)
44,544 6,904
NuVasive Inc
(e)
8,210 525
Omnicell Inc
(e)
6,818 999
OrthoPediatrics Corp
(e)
145,613 9,150
Patterson Cos Inc 3,449 107
PAVmed Inc
(e)
11,387 78
Pulmonx Corp
(e)
4,025 160
Pulse Biosciences Inc
(a),(e)
2,292 47
Quanterix Corp
(e)
4,891 260
Quotient Ltd
(e)
12,948 44
Repligen Corp
(e)
58,842 14,458
Retractable Technologies Inc
(a),(e)
2,747 32
SeaSpine Holdings Corp
(e)
174,286 3,414
Shockwave Medical Inc
(e)
5,347 973
SI-BONE Inc
(e)
179,216 5,438
Sientra Inc
(e)
7,956 66
Silk Road Medical Inc
(e)
156,803 7,869
Soliton Inc
(e)
1,468 32
STAAR Surgical Co
(e)
7,450 953
Stereotaxis Inc
(e)
7,685 70
Surmodics Inc
(e)
2,146 118
Tactile Systems Technology Inc
(e)
3,040 149
Treace Medical Concepts Inc
(e)
300,496 9,093
Utah Medical Products Inc 63 6
Varex Imaging Corp
(e)
772 21
ViewRay Inc
(e)
21,583 143
Wright Medical Group - Escrow
(e),(f)
18,925 —
Zynex Inc
(a),(e)
3,085 43
$ 168,475
Healthcare - Services - 4.16%
Accolade Inc
(e)
156,421 7,322
Addus HomeCare Corp
(e)
1,042 90
Agiliti Inc
(e)
3,581 70
agilon health Inc
(a),(e)
391,765 14,413
Aveanna Healthcare Holdings Inc
(e)
6,114 63
Catalent Inc
(e)
176,803 21,183
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Charles River Laboratories International Inc
(e)
82,005 $ 33,370
Community Health Systems Inc
(e)
17,128 228
Encompass Health Corp 120,691 10,048
Ensign Group Inc/The 8,328 708
Fulgent Genetics Inc
(a),(e)
398 37
Innovage Holding Corp
(e)
2,904 49
Inotiv Inc
(e)
2,052 54
Invitae Corp
(e)
8,161 228
Joint Corp/The
(e)
2,170 171
LHC Group Inc
(e)
86,030 18,511
LifeStance Health Group Inc
(e)
231,267 5,481
MEDNAX Inc
(e)
6,405 187
Medpace Holdings Inc
(e)
4,596 809
ModivCare Inc
(e)
653 111
Neuronetics Inc
(e)
3,546 47
Oak Street Health Inc
(e)
148,595 9,367
Ontrak Inc
(a),(e)
1,426 39
Ortho Clinical Diagnostics Holdings PLC
(e)
14,020 315
Pennant Group Inc/The
(e)
4,063 139
Personalis Inc
(e)
439 9
RadNet Inc
(e)
7,091 261
Select Medical Holdings Corp 17,509 691
SOC Telemed Inc
(e)
4,907 23
Surgery Partners Inc
(e)
5,022 274
Tenet Healthcare Corp
(e)
2,004 144
Tivity Health Inc
(e)
4,107 103
US Physical Therapy Inc 2,027 240
Vapotherm Inc
(e)
3,605 93
Viemed Healthcare Inc
(e)
906 6
$ 124,884
Home Builders - 0.81%
Cavco Industries Inc
(e)
1,034 243
Century Communities Inc 3,074 213
Forestar Group Inc
(e)
663 14
Green Brick Partners Inc
(e)
1,383 35
Installed Building Products Inc 24,791 2,975
KB Home 2,573 109
LCI Industries 3,929 573
LGI Homes Inc
(e)
3,517 601
MDC Holdings Inc 2,466 131
Meritage Homes Corp
(e)
352 38
Skyline Champion Corp
(e)
258,166 14,561
Taylor Morrison Home Corp
(e)
2,388 64
Tri Pointe Homes Inc
(e)
1,436 35
Winnebago Industries Inc 64,436 4,631
$ 24,223
Home Furnishings - 0.75%
Aterian Inc
(e)
3,135 28
Casper Sleep Inc
(e)
4,601 32
Hamilton Beach Brands Holding Co 499 9
Hooker Furniture Corp 84 3
iRobot Corp
(e)
4,027 352
Kopin Corp
(e)
12,296 83
Lovesac Co/The
(e)
145,183 8,813
Purple Innovation Inc
(e)
7,956 210
Sleep Number Corp
(e)
123,879 12,290
Sonos Inc
(e)
19,054 636
$ 22,456
Insurance - 1.68%
BRP Group Inc
(e)
302,078 8,235
eHealth Inc
(e)
1,147 60
Goosehead Insurance Inc 441 53
Heritage Insurance Holdings Inc 269 2
Investors Title Co 22 4
James River Group Holdings Ltd 863 31
Kinsale Capital Group Inc 3,409 609
NMI Holdings Inc
(e)
789 17
Palomar Holdings Inc
(e)
111,058 9,043
RLI Corp 5,868 636

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Ryan Specialty Group Holdings Inc
(e)
334,014 $ 9,854
Selectquote Inc
(e)
21,235 378
Trean Insurance Group Inc
(e)
212,016 2,860
Trupanion Inc
(e)
162,462 18,686
$ 50,468
Internet - 3.77%
1-800-Flowers.com Inc
(e)
4,224 129
Anaplan Inc
(e)
21,105 1,207
Angi Inc
(e)
1,089,121 12,536
Cargurus Inc
(e)
14,717 421
CarParts.com Inc
(e)
7,507 132
Cars.com Inc
(e)
1,370 17
ChannelAdvisor Corp
(e)
3,263 76
Cogent Communications Holdings Inc 272,698 21,165
Couchbase Inc
(e)
93,390 2,817
Digital Media Solutions Inc
(a),(e)
242 2
Eventbrite Inc
(e)
11,892 211
EverQuote Inc
(e)
145,405 4,388
Figs Inc
(e)
214,697 7,815
fuboTV Inc
(a),(e)
20,834 543
Groupon Inc
(e)
3,158 115
HyreCar Inc
(e)
2,777 49
Liquidity Services Inc
(e)
4,201 83
LiveXLive Media Inc
(a),(e)
8,394 30
Magnite Inc
(e)
16,642 504
MakeMyTrip Ltd
(e)
313,248 8,915
MediaAlpha Inc
(e)
158,874 5,307
Mimecast Ltd
(e)
240,934 13,384
Open Lending Corp
(e)
16,521 628
Overstock.com Inc
(e)
6,813 474
Perficient Inc
(e)
117,593 11,087
Q2 Holdings Inc
(e)
55,217 5,704
QuinStreet Inc
(e)
7,865 144
RealReal Inc/The
(e)
432,582 7,142
Revolve Group Inc
(e)
3,580 249
Shutterstock Inc 3,710 402
Stamps.com Inc
(e)
1,910 624
Stitch Fix Inc
(e)
9,363 505
TechTarget Inc
(e)
4,046 296
Tucows Inc
(a),(e)
1,494 116
Upwork Inc
(e)
18,480 957
Vimeo Inc
(e)
107,418 4,812
Yelp Inc
(e)
10,645 398
Zix Corp
(e)
8,477 63
$ 113,447
Investment Companies - 0.06%
Altus Midstream Co 43 3
Trinity Capital Inc 125,810 1,795
$ 1,798
Iron & Steel - 0.01%
Allegheny Technologies Inc
(e)
12,292 252
Schnitzer Steel Industries Inc 326 17
$ 269
Leisure Products & Services - 1.18%
Acushnet Holdings Corp 1,626 83
Camping World Holdings Inc 6,764 266
Clarus Corp 338,187 9,645
Drive Shack Inc
(e)
6,039 15
Escalade Inc 424 10
Johnson Outdoors Inc 515 61
Liberty TripAdvisor Holdings Inc
(e)
8,911 37
Lindblad Expeditions Holdings Inc
(e)
200,692 2,748
Malibu Boats Inc
(e)
3,286 275
Marine Products Corp 1,235 20
MasterCraft Boat Holdings Inc
(e)
2,980 80
Nautilus Inc
(e)
1,192 17
OneSpaWorld Holdings Ltd
(e)
4,146 41
OneWater Marine Inc 1,627 76
Planet Fitness Inc
(e)
192,007 14,445
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
YETI Holdings Inc
(e)
79,062 $ 7,616
$ 35,435
Lodging - 0.71%
Century Casinos Inc
(e)
4,315 48
Choice Hotels International Inc 76,086 9,123
Diamond Resorts International - Escrow
(e),(f)
8,392 —
Full House Resorts Inc
(e)
5,184 43
Hilton Grand Vacations Inc
(e)
301,130 12,247
Target Hospitality Corp
(e)
2,723 10
$ 21,471
Machinery - Construction & Mining - 0.03%
Babcock & Wilcox Enterprises Inc
(e)
2,493 18
Bloom Energy Corp
(e)
22,063 481
Terex Corp 10,844 520
$ 1,019
Machinery - Diversified - 2.97%
AgEagle Aerial Systems Inc
(e)
6,746 27
Alamo Group Inc 1,398 205
Albany International Corp 978 84
Altra Industrial Motion Corp 90,210 5,654
Applied Industrial Technologies Inc 6,151 552
Cactus Inc 169,528 6,110
Chart Industries Inc
(e)
181,376 28,195
CIRCOR International Inc
(e)
2,918 90
CSW Industrials Inc 2,170 257
Eastman Kodak Co
(a),(e)
6,711 49
Gorman-Rupp Co/The 629 22
GrafTech International Ltd 23,904 272
Hydrofarm Holdings Group Inc
(e)
275,143 13,575
Ichor Holdings Ltd
(e)
2,872 148
IDEX Corp 21,366 4,843
Kadant Inc 1,826 329
Lindsay Corp 1,561 251
Middleby Corp/The
(e)
76,240 14,599
Mueller Water Products Inc - Class A 1,673 25
Ranpak Holdings Corp
(e)
498,776 12,779
SPX FLOW Inc 549 45
Tennant Co 2,928 232
Watts Water Technologies Inc 2,438 368
Welbilt Inc
(e)
20,714 487
$ 89,198
Media - 0.03%
AMC Networks Inc
(e)
2,352 118
CuriosityStream Inc
(a),(e)
732 8
Houghton Mifflin Harcourt Co
(e)
18,914 214
iHeartMedia Inc
(e)
8,091 209
Meredith Corp
(e)
3,990 174
Sinclair Broadcast Group Inc 1,122 32
Thryv Holdings Inc
(e)
831 28
Value Line Inc 109 3
WideOpenWest Inc
(e)
5,191 115
$ 901
Metal Fabrication & Hardware - 0.22%
Helios Technologies Inc 5,125 414
Lawson Products Inc/DE
(e)
755 40
Mueller Industries Inc 3,446 150
Omega Flex Inc 493 77
Proto Labs Inc
(e)
707 55
RBC Bearings Inc
(e)
558 131
Rexnord Corp 10,038 565
Ryerson Holding Corp 1,649 26
Tredegar Corp 3,376 44
Valmont Industries Inc 21,986 5,210
$ 6,712
Mining - 0.07%
Century Aluminum Co
(e)
451 7
Coeur Mining Inc
(e)
26,190 197
Compass Minerals International Inc 5,422 372

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Energy Fuels Inc/Canada
(a),(e)
19,214 $ 101
Gatos Silver Inc
(a),(e)
4,606 63
Hecla Mining Co 24,849 166
Kaiser Aluminum Corp 308 38
Livent Corp
(e)
23,294 454
MP Materials Corp
(a),(e)
11,559 435
Novagold Resources Inc
(e)
37,583 294
Perpetua Resources Corp
(e)
4,068 23
PolyMet Mining Corp
(e)
1,560 5
United States Lime & Minerals Inc 10 1
Uranium Energy Corp
(e)
33,695 73
Ur-Energy Inc
(e)
26,578 30
$ 2,259
Miscellaneous Manufacturers - 2.09%
AMMO Inc
(e)
10,444 71
Axon Enterprise Inc
(e)
70,486 13,112
Byrna Technologies Inc
(e)
1,679 40
Chase Corp 306 36
Enerpac Tool Group Corp 9,574 246
ESCO Technologies Inc 343 32
Fabrinet
(e)
5,040 476
Federal Signal Corp 9,549 378
Hillenbrand Inc 6,541 296
ITT Inc 138,990 13,609
John Bean Technologies Corp 195,792 28,699
Lydall Inc
(e)
1,242 76
Materion Corp 1,258 90
Meta Materials Inc
(a),(e)
9,757 34
Myers Industries Inc 2,673 57
Raven Industries Inc
(e)
5,653 329
Sight Sciences Inc
(e)
121,885 4,506
Smith & Wesson Brands Inc 8,425 198
Sturm Ruger & Co Inc 2,531 188
Trinseo SA 6,168 335
$ 62,808
Office & Business Equipment - 0.01%
Pitney Bowes Inc 27,866 223
Office Furnishings - 0.00%
HNI Corp 718 27
Interface Inc 2,046 29
$ 56
Oil & Gas - 0.50%
Antero Resources Corp
(e)
5,487 75
Callon Petroleum Co
(e)
5,475 215
Centennial Resource Development Inc/DE
(e)
3,489 18
Contango Oil & Gas Co
(a),(e)
23,270 89
Denbury Inc
(e)
7,995 525
Earthstone Energy Inc
(e)
651 6
Extraction Oil & Gas Inc
(e)
986 44
Falcon Minerals Corp 5,230 25
Kosmos Energy Ltd
(e)
64,306 149
Laredo Petroleum Inc
(e)
542 30
Magnolia Oil & Gas Corp 22,060 309
Matador Resources Co 398,656 12,318
Oasis Petroleum Inc 2,722 250
Ovintiv Inc 2,326 60
Par Pacific Holdings Inc
(e)
6,040 99
Riley Exploration Permian Inc 99 2
Southwestern Energy Co
(e)
107,380 506
Talos Energy Inc
(e)
860 10
Tellurian Inc
(e)
50,222 189
Vine Energy Inc
(e)
3,268 46
$ 14,965
Oil & Gas Services - 0.15%
ChampionX Corp
(e)
178,299 4,144
DMC Global Inc
(e)
2,945 129
Frank's International NV
(e)
3,770 10
Liberty Oilfield Services Inc
(e)
4,760 48
NexTier Oilfield Solutions Inc
(e)
2,806 11
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Solaris Oilfield Infrastructure Inc 1,360 $ 12
TETRA Technologies Inc
(e)
14,987 46
$ 4,400
Packaging & Containers - 0.01%
Greif Inc - Class A 582 35
Greif Inc - Class B 134 8
Karat Packaging Inc
(e)
694 16
O-I Glass Inc
(e)
25,035 370
UFP Technologies Inc
(e)
81 5
$ 434
Pharmaceuticals - 3.02%
Aclaris Therapeutics Inc
(e)
6,879 103
AdaptHealth Corp
(e)
141,444 3,167
Aduro Biotech
(e)
1,565 —
Aerie Pharmaceuticals Inc
(e)
6,707 106
Akebia Therapeutics Inc
(e)
10,828 27
Alector Inc
(e)
9,126 219
Alkermes PLC
(e)
25,414 657
Allovir Inc
(e)
126,741 2,425
Amneal Pharmaceuticals Inc
(e)
15,800 78
Amphastar Pharmaceuticals Inc
(e)
1,771 37
Ampio Pharmaceuticals Inc
(e)
30,221 43
Antares Pharma Inc
(e)
26,447 116
Artana Therapeutics
(e),(f)
6,221 —
Arvinas Inc
(e)
85,197 8,613
Athenex Inc
(e)
8,059 30
Beyondspring Inc
(a),(e)
386,823 3,683
BioDelivery Sciences International Inc
(e)
14,756 56
Bioxcel Therapeutics Inc
(e)
118,814 3,041
Cassava Sciences Inc
(e)
6,062 422
Chimerix Inc
(e)
8,292 55
Clovis Oncology Inc
(a),(e)
15,783 76
Coherus Biosciences Inc
(e)
308,486 4,026
Collegium Pharmaceutical Inc
(e)
176,924 4,404
Corcept Therapeutics Inc
(e)
15,319 318
CorMedix Inc
(e)
570 3
Covetrus Inc
(e)
98,909 2,518
Cytokinetics Inc
(e)
11,406 339
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Durect Corp
(e)
35,907 51
Eagle Pharmaceuticals Inc/DE
(e)
862 40
Enanta Pharmaceuticals Inc
(e)
281 12
Flexion Therapeutics Inc
(e)
7,632 45
Foghorn Therapeutics Inc
(e)
466 4
Fortress Biotech Inc
(e)
11,130 35
G1 Therapeutics Inc
(e)
3,659 63
Harmony Biosciences Holdings Inc
(e)
3,541 93
Harpoon Therapeutics Inc
(e)
2,964 29
Heron Therapeutics Inc
(e)
14,637 181
Heska Corp
(e)
1,518 365
Hookipa Pharma Inc
(e)
1,762 14
Ideaya Biosciences Inc
(e)
1,067 26
Intellia Therapeutics Inc
(e)
96,032 13,622
Ironwood Pharmaceuticals Inc
(e)
23,016 305
Kala Pharmaceuticals Inc
(a),(e)
4,901 17
KalVista Pharmaceuticals Inc
(e)
103,041 2,075
Landos Biopharma Inc
(e)
920 10
Madrigal Pharmaceuticals Inc
(e)
1,800 157
MannKind Corp
(a),(e)
864,355 3,544
Marinus Pharmaceuticals Inc
(e)
5,852 86
Mirum Pharmaceuticals Inc
(e)
255 4
Morphic Holding Inc
(e)
3,286 189
Neoleukin Therapeutics Inc
(e)
1,318 9
Neurocrine Biosciences Inc
(e)
93,376 8,704
NexImmune Inc
(e)
726 8
Ocugen Inc
(a),(e)
29,256 196
Ocular Therapeutix Inc
(e)
221,420 2,438
Oramed Pharmaceuticals Inc
(a),(e)
4,231 60
ORIC Pharmaceuticals Inc
(e)
215,886 3,595

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Outlook Therapeutics Inc
(e)
13,903 $ 31
Owens & Minor Inc 9,493 439
Pacira BioSciences Inc
(e)
6,918 408
Paratek Pharmaceuticals Inc
(e)
7,201 37
Passage Bio Inc
(e)
122,835 1,449
PetIQ Inc
(e)
4,183 148
Phibro Animal Health Corp 3,291 78
PMV Pharmaceuticals Inc
(e)
4,155 141
Prometheus Biosciences Inc
(e)
233 5
Protagonist Therapeutics Inc
(e)
43,616 2,156
Reata Pharmaceuticals Inc
(e)
65,091 8,157
Relmada Therapeutics Inc
(e)
2,378 62
Reneo Pharmaceuticals Inc
(e)
676 6
Revance Therapeutics Inc
(e)
214,523 6,238
Senseonics Holdings Inc
(a),(e)
65,818 202
Seres Therapeutics Inc
(e)
11,026 78
SIGA Technologies Inc
(e)
7,846 50
Spectrum Pharmaceuticals Inc
(e)
24,520 79
Spero Therapeutics Inc
(e)
3,593 48
Summit Therapeutics Inc
(a),(e)
3,561 26
Syros Pharmaceuticals Inc
(e)
4,228 20
TherapeuticsMD Inc
(e)
57,484 58
Trevena Inc
(e)
8,293 11
USANA Health Sciences Inc
(e)
2,015 192
Vaxcyte Inc
(e)
1,821 39
Verrica Pharmaceuticals Inc
(a),(e)
1,796 19
$ 90,716
Real Estate - 0.08%
Cushman & Wakefield PLC
(e)
18,594 347
eXp World Holdings Inc 9,835 353
Fathom Holdings Inc
(a),(e)
781 20
Marcus & Millichap Inc
(e)
391 16
McGrath RentCorp 2,635 207
Newmark Group Inc 23,642 304
Rafael Holdings Inc
(e)
1,545 78
Redfin Corp
(e)
16,121 944
RMR Group Inc/The 249 10
St Joe Co/The 5,281 239
$ 2,518
REITs - 1.35%
Alexander's Inc 341 95
American Finance Trust Inc 927 8
CatchMark Timber Trust Inc 5,471 64
Clipper Realty Inc 1,523 13
Community Healthcare Trust Inc 2,366 118
DigitalBridge Group Inc
(e)
699,145 4,866
EastGroup Properties Inc 102,157 18,002
Gladstone Commercial Corp 1,554 36
Gladstone Land Corp 2,364 55
Indus Realty Trust Inc 533 36
Innovative Industrial Properties Inc 1,965 422
Monmouth Real Estate Investment Corp 2,145 41
National Storage Affiliates Trust 12,397 672
NexPoint Residential Trust Inc 674 40
Outfront Media Inc 4,589 110
PennyMac Mortgage Investment Trust 3,060 60
PS Business Parks Inc 2,704 416
QTS Realty Trust Inc 154,714 12,022
Ryman Hospitality Properties Inc
(e)
40,093 3,075
Safehold Inc 1,898 171
Saul Centers Inc 1,731 79
Tanger Factory Outlet Centers Inc 4,354 75
UMH Properties Inc 5,497 128
Universal Health Realty Income Trust 1,879 112
$ 40,716
Retail - 7.06%
Abercrombie & Fitch Co
(e)
818 31
American Eagle Outfitters Inc 24,116 831
America's Car-Mart Inc/TX
(e)
810 129
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Arko Corp
(e)
3,254 $ 27
Asbury Automotive Group Inc
(e)
3,068 630
Aspen Aerogels Inc
(e)
3,423 129
Beacon Roofing Supply Inc
(e)
6,625 354
Bed Bath & Beyond Inc
(e)
1,947 56
BJ's Restaurants Inc
(e)
94,043 3,816
BJ's Wholesale Club Holdings Inc
(e)
16,227 822
Bloomin' Brands Inc
(e)
14,037 353
BlueLinx Holdings Inc
(e)
1,423 61
Boot Barn Holdings Inc
(e)
4,558 394
Brinker International Inc
(e)
7,200 391
Buckle Inc/The 4,462 188
Caleres Inc 5,839 144
Casey's General Stores Inc 87,912 17,381
Cheesecake Factory Inc/The
(e)
6,865 311
Chico's FAS Inc
(e)
4,079 25
Children's Place Inc/The
(e)
48,689 4,106
Chuy's Holdings Inc
(e)
95,464 3,151
Citi Trends Inc
(e)
1,414 113
Cracker Barrel Old Country Store Inc 3,758 512
Dave & Buster's Entertainment Inc
(e)
3,157 105
Denny's Corp
(e)
7,555 106
Designer Brands Inc
(e)
9,525 139
Dick's Sporting Goods Inc
(a)
68,297 7,112
Dine Brands Global Inc
(e)
2,584 200
Duluth Holdings Inc
(e)
1,924 29
FirstCash Inc 455 36
Five Below Inc
(e)
92,416 17,967
Floor & Decor Holdings Inc
(e)
123,700 15,093
Franchise Group Inc 587 20
Freshpet Inc
(e)
165,359 24,217
GrowGeneration Corp
(e)
8,573 349
Guess? Inc 792 18
Haverty Furniture Cos Inc 1,145 41
Hibbett Inc 2,132 189
Jack in the Box Inc 90,433 9,845
JOANN Inc 1,839 28
Kirkland's Inc
(a),(e)
2,221 43
Kura Sushi USA Inc
(e)
542 26
Lithia Motors Inc 37,783 14,253
MarineMax Inc
(e)
1,767 95
MedAvail Holdings Inc
(e)
1,777 15
Murphy USA Inc 3,993 589
National Vision Holdings Inc
(e)
669,027 36,114
Noodles & Co
(e)
204,543 2,442
Nu Skin Enterprises Inc 3,514 189
ONE Group Hospitality Inc/The
(e)
3,096 28
OptimizeRx Corp
(e)
2,672 148
Papa John's International Inc 5,243 598
Party City Holdco Inc
(e)
17,510 150
Petco Health & Wellness Co Inc
(a),(e)
144,120 2,973
PetMed Express Inc 2,688 84
PriceSmart Inc 251 23
Red Robin Gourmet Burgers Inc
(e)
2,468 65
Regis Corp
(e)
3,340 27
Ruth's Hospitality Group Inc
(e)
5,330 106
Sally Beauty Holdings Inc
(e)
17,858 338
Shake Shack Inc
(e)
5,932 596
Shift Technologies Inc
(e)
1,873 16
Shoe Carnival Inc 2,555 86
Signet Jewelers Ltd 6,437 414
Sportsman's Warehouse Holdings Inc
(e)
6,898 122
Texas Roadhouse Inc 191,174 17,621
Tilly's Inc 137,784 2,043
Vroom Inc
(e)
183,507 6,797
Wingstop Inc 97,647 16,728
Winmark Corp 201 42
$ 212,220

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.48%
Axos Financial Inc
(e)
869 $ 42
Hingham Institution For Savings The 10 3
Investors Bancorp Inc 13,050 180
OceanFirst Financial Corp 260,882 5,087
Pacific Premier Bancorp Inc 241,337 9,166
Waterstone Financial Inc 168 3
$ 14,481
Semiconductors - 6.54%
Allegro MicroSystems Inc
(e)
383,437 10,510
Alpha & Omega Semiconductor Ltd
(e)
2,740 71
Ambarella Inc
(e)
101,239 9,972
Amkor Technology Inc 3,348 83
Atomera Inc
(a),(e)
3,217 57
Axcelis Technologies Inc
(e)
5,334 206
CEVA Inc
(e)
3,571 177
CMC Materials Inc 104,266 15,081
Cohu Inc
(e)
179,323 6,349
CTS Corp 1,128 39
Diodes Inc
(e)
78,448 6,433
EMCORE Corp
(e)
870 8
Entegris Inc 128,018 15,444
FormFactor Inc
(e)
119,335 4,447
Impinj Inc
(e)
2,958 136
Kulicke & Soffa Industries Inc 9,702 527
Lattice Semiconductor Corp
(e)
678,393 38,499
MACOM Technology Solutions Holdings Inc
(e)
411,378 25,390
MaxLinear Inc
(e)
11,083 535
Onto Innovation Inc
(e)
121,700 8,528
Ouster Inc
(e)
4,601 42
Power Integrations Inc 9,569 928
Semtech Corp
(e)
314,742 19,486
Silicon Laboratories Inc
(e)
91,400 13,618
SiTime Corp
(e)
2,040 277
SkyWater Technology Inc
(a),(e)
56,217 970
SMART Global Holdings Inc
(e)
2,252 105
Synaptics Inc
(e)
120,062 18,240
Ultra Clean Holdings Inc
(e)
6,894 372
$ 196,530
Software - 11.25%
1Life Healthcare Inc
(e)
18,473 500
8x8 Inc
(e)
16,867 431
ACI Worldwide Inc
(e)
18,696 641
ACV Auctions Inc
(e)
234,181 5,424
Agilysys Inc
(e)
2,695 150
Alignment Healthcare Inc
(a),(e)
206,989 4,312
Alkami Technology Inc
(e)
1,030 32
Altair Engineering Inc
(e)
7,195 502
American Software Inc/GA 3,820 84
Apollo Medical Holdings Inc
(e)
5,748 508
Appfolio Inc
(e)
2,970 421
Appian Corp
(e)
6,233 726
Asana Inc
(e)
10,769 765
Avaya Holdings Corp
(e)
13,078 317
Avid Technology Inc
(e)
5,729 214
Bandwidth Inc
(e)
3,619 469
Benefitfocus Inc
(e)
2,910 38
BigCommerce Holdings Inc
(e)
229,061 14,834
Blackbaud Inc
(e)
7,671 547
Blackline Inc
(e)
242,402 27,728
BM Technologies Inc
(e)
43 —
Bottomline Technologies DE Inc
(e)
1,221 49
Box Inc
(e)
23,331 558
Brightcove Inc
(e)
6,373 73
BTRS Holdings Inc
(e)
7,512 88
Cardlytics Inc
(e)
5,067 638
Cerence Inc
(e)
5,997 645
Cloudera Inc
(e)
22,370 355
CommVault Systems Inc
(e)
6,692 506
Cornerstone OnDemand Inc
(e)
9,982 479
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
CSG Systems International Inc 2,411 $ 109
Digimarc Corp
(a),(e)
1,978 57
Digital Turbine Inc
(e)
13,388 843
DigitalOcean Holdings Inc
(e)
167,642 8,634
Domo Inc
(e)
4,368 386
Donnelley Financial Solutions Inc
(e)
282 9
DoubleVerify Holdings Inc
(e)
44,074 1,525
Duck Creek Technologies Inc
(e)
251,382 11,043
Dynatrace Inc
(e)
242,921 15,515
eGain Corp
(e)
1,431 17
Envestnet Inc
(e)
126,477 9,515
Everbridge Inc
(e)
89,870 12,691
Evolent Health Inc
(e)
2,468 57
Forian Inc
(a),(e)
2,639 28
GreenBox POS
(a),(e)
2,635 23
Health Catalyst Inc
(e)
253,311 14,707
IBEX Holdings Ltd
(e)
858 18
Inovalon Holdings Inc
(e)
11,970 453
Intelligent Systems Corp
(a),(e)
1,169 40
J2 Global Inc
(e)
6,887 973
Jamf Holding Corp
(e)
86,140 2,826
JFrog Ltd
(a),(e)
8,178 358
LivePerson Inc
(e)
10,154 647
Manhattan Associates Inc
(e)
104,770 16,724
ManTech International Corp/VA 132,138 11,557
MicroStrategy Inc
(e)
1,244 779
Model N Inc
(e)
161,189 5,218
Momentive Global Inc
(e)
20,302 426
NantHealth Inc
(e)
2,347 5
Nuance Communications Inc
(e)
199,777 10,968
ON24 Inc
(a),(e)
124,138 4,534
Outset Medical Inc
(e)
215,785 8,839
PagerDuty Inc
(e)
12,792 519
Phreesia Inc
(e)
201,860 13,797
Porch Group Inc
(e)
2,515 47
Privia Health Group Inc
(e)
49,480 2,053
Progress Software Corp 6,969 318
PROS Holdings Inc
(e)
188,877 8,201
QAD Inc 1,656 144
Rackspace Technology Inc
(e)
6,143 109
Riskified Ltd
(e)
260,397 7,140
Sailpoint Technologies Holdings Inc
(e)
169,855 8,491
Sapiens International Corp NV 4,903 124
Schrodinger Inc/United States
(e)
7,180 486
Simulations Plus Inc 2,425 114
Smartsheet Inc
(e)
173,486 12,586
Sprout Social Inc
(e)
7,001 622
SPS Commerce Inc
(e)
5,719 623
Sumo Logic Inc
(e)
175,380 3,622
Tabula Rasa HealthCare Inc
(e)
3,562 153
Upland Software Inc
(e)
4,533 163
Veritone Inc
(e)
4,603 95
Verra Mobility Corp
(e)
21,245 325
Viant Technology Inc
(e)
1,701 29
Workiva Inc
(e)
278,510 36,142
Yext Inc
(e)
17,600 229
Zuora Inc
(e)
656,511 11,351
Zynga Inc
(e)
2,870,681 28,994
$ 338,035
Telecommunications - 0.68%
A10 Networks Inc
(e)
7,931 101
ADTRAN Inc 524 12
Anterix Inc
(e)
532 31
CalAmp Corp
(e)
5,527 67
Calix Inc
(e)
7,168 335
Cambium Networks Corp
(e)
1,412 62
Casa Systems Inc
(e)
4,972 37
Cincinnati Bell Inc
(e)
3,327 51
Clearfield Inc
(e)
1,807 79

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
DZS Inc
(e)
1,088 $ 22
Extreme Networks Inc
(e)
19,558 215
Globalstar Inc
(e)
84,164 116
Gogo Inc
(a),(e)
671 7
Harmonic Inc
(e)
2,506 22
IDT Corp - Class B
(e)
2,390 119
Infinera Corp
(e)
1,016,032 10,069
Inseego Corp
(a),(e)
2,788 24
InterDigital Inc 1,967 130
Iridium Communications Inc
(e)
14,297 604
Loral Space & Communications Inc 2,035 72
Ooma Inc
(e)
2,000 37
ORBCOMM Inc
(e)
11,824 134
Plantronics Inc
(e)
2,253 70
Shenandoah Telecommunications Co 2,597 137
Viavi Solutions Inc
(e)
433,628 7,238
Vonage Holdings Corp
(e)
38,298 546
$ 20,337
Toys, Games & Hobbies - 0.00%
Funko Inc
(e)
4,200 78
Transportation - 1.14%
CryoPort Inc
(e)
6,429 397
Daseke Inc
(e)
6,657 46
Dorian LPG Ltd 953 11
Echo Global Logistics Inc
(e)
141,766 4,385
Forward Air Corp 57,807 5,112
Knight-Swift Transportation Holdings Inc 129,862 6,453
PAM Transportation Services Inc
(e)
26 2
Saia Inc
(e)
78,885 17,828
Universal Logistics Holdings Inc 922 21
Werner Enterprises Inc 1,174 54
Yellow Corp
(e)
450 2
$ 34,311
Trucking & Leasing - 0.00%
Willis Lease Finance Corp
(e)
46 2
Water - 0.01%
American States Water Co 3,042 269
Global Water Resources Inc 1,936 34
Middlesex Water Co 1,021 104
York Water Co/The 1,271 61
$ 468
TOTAL COMMON STOCKS $ 2,928,413
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Diversified Financial Services - 0.00%
GAMCO Investors Inc
4.00%, 06/15/2023
(g)
$ 1 $ 1
TOTAL BONDS $ 1
Total Investments $ 3,043,661
Other Assets and Liabilities -  (1.28)% (38,551)
TOTAL NET ASSETS - 100.00% $ 3,005,110
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,093 or 0.87% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,577 or 0.92% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 30.11%
Technology 21.45%
Consumer, Cyclical 15.62%
Industrial 14.99%
Financial 8.12%
Communications 4.49%
Money Market Funds 3.66%
Basic Materials 1.52%
Energy 0.96%
Utilities 0.19%
Investment Companies 0.17%
Other Assets and Liabilities
(1.28)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,344 $ 1,359,657 $ 1,358,020 $ 99,981
$ 98,344 $ 1,359,657 $ 1,358,020 $ 99,981
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2021 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2021 Long 158 $ 17,551 $ 37
Total $ 37
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .58 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
iShares Core S&P Small-Cap ETF 14,044 $ 1,548
Money Market Funds - 2 .47%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,444,690 4,445
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
31,276,852 31,277
$ 35,722
TOTAL INVESTMENT COMPANIES $ 37,270
COMMON STOCKS - 98 .21 % Shares Held Value (000's)
Aerospace & Defense - 1 .41%
AAR Corp
(d)
45,656 $ 1,633
Aerojet Rocketdyne Holdings Inc 102,420 4,832
AeroVironment Inc
(d)
30,881 3,122
Barnes Group Inc 64,085 3,247
Kaman Corp 38,244 1,696
Moog Inc 40,249 3,134
National Presto Industries Inc 7,160 691
Park Aerospace Corp 25,787 385
Triumph Group Inc
(d)
83,894 1,598
$ 20,338
Agriculture - 0 .45%
Andersons Inc/The 43,059 1,150
Fresh Del Monte Produce Inc 41,815 1,290
Universal Corp/VA 33,712 1,759
Vector Group Ltd 175,995 2,351
$ 6,550
Airlines - 0 .55%
Allegiant Travel Co
(d)
20,034 3,809
Hawaiian Holdings Inc
(d)
70,279 1,387
SkyWest Inc
(d)
69,234 2,803
$ 7,999
Apparel - 1 .06%
Fossil Group Inc
(d)
65,172 822
Kontoor Brands Inc 64,987 3,599
Oxford Industries Inc 23,238 2,020
Steven Madden Ltd 105,838 4,639
Unifi Inc
(d)
20,595 486
Wolverine World Wide Inc 113,900 3,820
$ 15,386
Automobile Manufacturers - 0 .07%
Wabash National Corp 71,347 1,044
Automobile Parts & Equipment - 1 .19%
American Axle & Manufacturing Holdings Inc
(d)
156,749 1,519
Cooper-Standard Holdings Inc
(d)
23,299 607
Dorman Products Inc
(d)
39,267 3,972
Gentherm Inc
(d)
45,537 3,776
Meritor Inc
(d)
99,811 2,428
Methode Electronics Inc 52,871 2,529
Motorcar Parts of America Inc
(d)
26,205 583
Standard Motor Products Inc 27,461 1,147
Titan International Inc
(d)
69,486 599
$ 17,160
Banks - 8 .79%
Allegiance Bancshares Inc 25,535 931
Ameris Bancorp 95,892 4,661
BancFirst Corp 25,691 1,425
Bancorp Inc/The
(d)
70,065 1,637
BankUnited Inc 128,224 5,075
Banner Corp 47,854 2,538
Cadence BanCorp 171,516 3,259
Central Pacific Financial Corp 38,907 996
City Holding Co 21,566 1,632
Columbia Banking System Inc 98,643 3,447
Community Bank System Inc 74,098 5,308
Customers Bancorp Inc
(d)
40,820 1,479
CVB Financial Corp 175,695 3,349
Dime Community Bancshares Inc 48,605 1,605
Eagle Bancorp Inc 43,952 2,419
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 46,241 $ 1,748
First BanCorp/Puerto Rico 296,503 3,597
First Bancorp/Southern Pines NC 39,178 1,567
First Commonwealth Financial Corp 132,303 1,742
First Financial Bancorp 133,777 3,010
First Hawaiian Inc 179,281 4,936
First Midwest Bancorp Inc/IL 157,223 2,821
Flagstar Bancorp Inc 65,290 2,988
Great Western Bancorp Inc 75,787 2,334
Hanmi Financial Corp 42,210 770
Heritage Financial Corp/WA 49,480 1,197
Hilltop Holdings Inc 89,507 2,836
HomeStreet Inc 29,367 1,107
Hope Bancorp Inc 169,922 2,252
Independent Bank Corp 45,424 3,211
Independent Bank Group Inc 50,488 3,519
Meta Financial Group Inc 43,903 2,182
National Bank Holdings Corp 42,342 1,501
NBT Bancorp Inc 59,717 2,081
OFG Bancorp 71,011 1,640
Old National Bancorp/IN 227,908 3,667
Park National Corp 19,551 2,227
Preferred Bank/Los Angeles CA 18,649 1,100
Renasant Corp 77,442 2,724
S&T Bancorp Inc 54,128 1,594
Seacoast Banking Corp of Florida 76,039 2,311
ServisFirst Bancshares Inc 64,788 4,605
Simmons First National Corp 148,997 4,056
Southside Bancshares Inc 42,574 1,534
Tompkins Financial Corp 16,603 1,274
Triumph Bancorp Inc
(d)
31,140 2,387
TrustCo Bank Corp NY 26,517 892
United Community Banks Inc/GA 119,335 3,438
Veritex Holdings Inc 68,020 2,282
Walker & Dunlop Inc 40,661 4,208
Westamerica BanCorp 36,944 2,052
$ 127,151
Beverages - 0 .57%
Celsius Holdings Inc
(d)
45,228 3,104
Coca-Cola Consolidated Inc 6,383 2,548
MGP Ingredients Inc 18,112 1,080
National Beverage Corp
(e)
32,076 1,456
$ 8,188
Biotechnology - 1 .50%
ANI Pharmaceuticals Inc
(d)
13,653 463
Cara Therapeutics Inc
(d)
59,193 708
Innoviva Inc
(d)
86,460 1,226
Myriad Genetics Inc
(d)
105,957 3,351
NeoGenomics Inc
(d)
162,166 7,476
Organogenesis Holdings Inc
(d)
68,762 1,055
REGENXBIO Inc
(d)
47,936 1,549
Vericel Corp
(d),(e)
63,746 3,375
Xencor Inc
(d)
80,070 2,465
$ 21,668
Building Materials - 2 .12%
AAON Inc 56,244 3,496
American Woodmark Corp
(d)
23,380 1,736
Apogee Enterprises Inc 35,455 1,406
Boise Cascade Co 54,087 2,766
Gibraltar Industries Inc
(d)
44,872 3,351
Griffon Corp 62,360 1,442
Patrick Industries Inc 30,729 2,539
PGT Innovations Inc
(d)
81,883 1,849
SPX Corp
(d)
62,231 4,148
UFP Industries Inc 85,035 6,315
US Concrete Inc
(d)
22,178 1,615
$ 30,663

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .53%
AdvanSix Inc
(d)
38,574 $ 1,290
American Vanguard Corp 37,304 616
Balchem Corp 44,606 6,017
Ferro Corp
(d)
113,620 2,363
GCP Applied Technologies Inc
(d)
66,551 1,547
Hawkins Inc 26,052 946
HB Fuller Co 71,850 4,643
Innospec Inc 33,840 2,993
Koppers Holdings Inc
(d)
29,209 897
Kraton Corp
(d)
44,202 1,688
Quaker Chemical Corp 18,188 4,579
Rayonier Advanced Materials Inc
(d)
87,455 609
Rogers Corp
(d)
25,733 4,905
Stepan Co 29,417 3,470
$ 36,563
Coal - 0 .21%
CONSOL Energy Inc
(d)
41,674 875
SunCoke Energy Inc 114,107 882
Warrior Met Coal Inc 70,695 1,320
$ 3,077
Commercial Services - 4 .13%
Aaron's Co Inc/The 46,989 1,357
ABM Industries Inc 92,260 4,289
Adtalem Global Education Inc
(d)
67,843 2,465
Alarm.com Holdings Inc
(d)
62,268 5,182
American Public Education Inc
(d)
25,676 761
AMN Healthcare Services Inc
(d)
64,986 6,535
Arlo Technologies Inc
(d)
111,764 683
CoreCivic Inc
(d)
165,397 1,700
CorVel Corp
(d)
12,520 1,763
Cross Country Healthcare Inc
(d)
48,174 791
Deluxe Corp 58,035 2,548
EVERTEC Inc 82,366 3,599
Forrester Research Inc
(d)
15,257 715
Green Dot Corp
(d)
74,849 3,448
Heidrick & Struggles International Inc 26,813 1,145
Kelly Services Inc
(d)
46,055 1,010
Korn Ferry 74,269 5,105
Medifast Inc 16,174 4,618
Monro Inc 46,059 2,671
Perdoceo Education Corp
(d)
96,863 1,149
Rent-A-Center Inc/TX 82,065 4,696
Resources Connection Inc 42,427 657
Team Inc
(d)
42,482 262
TrueBlue Inc
(d)
48,779 1,326
Viad Corp
(d)
28,170 1,292
$ 59,767
Computers - 1 .71%
3D Systems Corp
(d)
171,962 4,736
Diebold Nixdorf Inc
(d)
107,576 1,120
ExlService Holdings Inc
(d)
46,011 5,209
Insight Enterprises Inc
(d)
48,570 4,876
OneSpan Inc
(d)
46,512 1,148
Sykes Enterprises Inc
(d)
54,703 2,935
TTEC Holdings Inc 25,113 2,624
Unisys Corp
(d)
92,165 2,060
$ 24,708
Consumer Products - 0 .60%
Central Garden & Pet Co
(d)
13,407 647
Central Garden & Pet Co - A Shares
(d)
54,591 2,364
Quanex Building Products Corp 46,200 1,148
WD-40 Co 18,851 4,581
$ 8,740
Cosmetics & Personal Care - 0 .44%
Edgewell Personal Care Co 74,753 3,071
elf Beauty Inc
(d)
53,269 1,470
Inter Parfums Inc 24,376 1,874
$ 6,415
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .85%
Core-Mark Holding Co Inc 62,109 $ 2,673
G-III Apparel Group Ltd
(d)
59,874 1,788
Resideo Technologies Inc
(d)
197,814 5,835
ScanSource Inc
(d)
35,020 966
Veritiv Corp
(d)
16,803 1,030
$ 12,292
Diversified Financial Services - 1 .64%
B Riley Financial Inc 24,309 1,642
Blucora Inc
(d)
66,579 1,123
Brightsphere Investment Group Inc 81,843 2,045
Encore Capital Group Inc
(d)
42,645 2,019
Enova International Inc
(d)
50,538 1,672
EZCORP Inc
(d)
72,710 416
Greenhill & Co Inc 20,131 323
Mr Cooper Group Inc
(d)
93,576 3,479
Piper Sandler Cos 19,831 2,433
PRA Group Inc
(d)
62,983 2,443
StoneX Group Inc
(d)
22,899 1,478
Virtus Investment Partners Inc 9,888 2,730
WisdomTree Investments Inc 154,284 954
World Acceptance Corp
(d)
5,403 1,024
$ 23,781
Electric - 0 .36%
Avista Corp 95,319 4,082
Unitil Corp 20,687 1,095
$ 5,177
Electrical Components & Equipment - 0 .25%
Encore Wire Corp 28,376 2,226
Insteel Industries Inc 26,597 1,033
Powell Industries Inc 12,220 355
$ 3,614
Electronics - 2 .97%
Advanced Energy Industries Inc 52,829 5,481
Applied Optoelectronics Inc
(d),(e)
33,982 263
Badger Meter Inc 40,122 4,053
Bel Fuse Inc 14,024 191
Benchmark Electronics Inc 49,253 1,300
Brady Corp 66,729 3,649
Comtech Telecommunications Corp 35,828 895
FARO Technologies Inc
(d)
24,964 1,820
Itron Inc
(d)
62,064 6,121
Knowles Corp
(d)
127,603 2,557
Mesa Laboratories Inc 6,716 1,978
OSI Systems Inc
(d)
22,995 2,301
Plexus Corp
(d)
39,322 3,551
Sanmina Corp
(d)
89,518 3,439
TTM Technologies Inc
(d)
137,083 1,918
Vicor Corp
(d)
29,267 3,383
$ 42,900
Energy - Alternate Sources - 0 .48%
FutureFuel Corp 35,490 302
Green Plains Inc
(d)
58,300 2,061
Renewable Energy Group Inc
(d)
65,541 4,014
REX American Resources Corp
(d)
7,251 595
$ 6,972
Engineering & Construction - 1 .36%
Arcosa Inc 66,247 3,628
Comfort Systems USA Inc 49,898 3,730
Exponent Inc 71,676 7,676
Granite Construction Inc 62,972 2,419
MYR Group Inc
(d)
23,142 2,213
$ 19,666
Entertainment - 0 .08%
Monarch Casino & Resort Inc
(d)
17,830 1,138
Environmental Control - 0 .26%
Harsco Corp
(d)
108,866 2,190
US Ecology Inc
(d)
43,335 1,517
$ 3,707

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1 .37%
B&G Foods Inc
(e)
89,045 $ 2,557
Calavo Growers Inc 22,881 1,289
Cal-Maine Foods Inc 51,497 1,797
Chefs' Warehouse Inc/The
(d)
44,823 1,296
J & J Snack Foods Corp 20,681 3,400
John B Sanfilippo & Son Inc 12,199 1,127
Seneca Foods Corp - Class A
(d)
9,198 504
Simply Good Foods Co/The
(d)
115,887 4,343
SpartanNash Co 49,835 969
United Natural Foods Inc
(d)
77,417 2,564
$ 19,846
Forest Products & Paper - 0 .61%
Clearwater Paper Corp
(d)
22,947 677
Domtar Corp
(d)
69,095 3,794
Glatfelter Corp 61,129 931
Mercer International Inc 54,446 633
Neenah Inc 23,163 1,164
Schweitzer-Mauduit International Inc 43,195 1,699
$ 8,898
Gas - 0 .63%
Chesapeake Utilities Corp 24,110 3,004
Northwest Natural Holding Co 42,158 2,204
South Jersey Industries Inc 154,595 3,891
$ 9,099
Hand & Machine Tools - 0 .30%
Franklin Electric Co Inc 53,049 4,337
Healthcare - Products - 3 .58%
AngioDynamics Inc
(d)
52,444 1,397
Avanos Medical Inc
(d)
66,107 2,508
Cardiovascular Systems Inc
(d)
55,230 2,225
CONMED Corp 40,005 5,518
CryoLife Inc
(d)
53,767 1,452
Cutera Inc
(d)
24,481 1,272
Glaukos Corp
(d)
63,644 3,246
Hanger Inc
(d)
52,999 1,301
Inogen Inc
(d)
25,560 2,039
Integer Holdings Corp
(d)
45,347 4,439
Invacare Corp
(d)
48,063 347
Lantheus Holdings Inc
(d)
92,804 2,429
LeMaitre Vascular Inc 23,519 1,281
Meridian Bioscience Inc
(d)
59,586 1,221
Merit Medical Systems Inc
(d)
67,763 4,749
Natus Medical Inc
(d)
46,862 1,251
Omnicell Inc
(d)
59,394 8,701
OraSure Technologies Inc
(d)
98,956 1,167
Orthofix Medical Inc
(d)
26,897 1,069
Surmodics Inc
(d)
19,069 1,051
Tactile Systems Technology Inc
(d)
27,022 1,324
Varex Imaging Corp
(d)
54,043 1,475
Zynex Inc
(d),(e)
26,835 373
$ 51,835
Healthcare - Services - 2 .47%
Addus HomeCare Corp
(d)
20,776 1,803
Community Health Systems Inc
(d)
170,808 2,275
Ensign Group Inc/The 71,065 6,045
Fulgent Genetics Inc
(d),(e)
24,332 2,245
Joint Corp/The
(d)
18,151 1,434
Magellan Health Inc
(d)
32,008 3,019
MEDNAX Inc
(d)
118,530 3,452
ModivCare Inc
(d)
16,773 2,851
Pennant Group Inc/The
(d)
35,031 1,199
RadNet Inc
(d)
60,150 2,210
Select Medical Holdings Corp 148,340 5,852
Tivity Health Inc
(d)
52,132 1,307
US Physical Therapy Inc 17,736 2,096
$ 35,788
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 2 .43%
Cavco Industries Inc
(d)
11,737 $ 2,758
Century Communities Inc 40,343 2,802
Installed Building Products Inc 31,038 3,725
LCI Industries 34,729 5,064
LGI Homes Inc
(d)
30,175 5,157
M/I Homes Inc
(d)
40,136 2,597
MDC Holdings Inc 76,337 4,070
Meritage Homes Corp
(d)
52,044 5,651
Winnebago Industries Inc 46,206 3,321
$ 35,145
Home Furnishings - 0 .60%
Daktronics Inc
(d)
50,704 310
Ethan Allen Interiors Inc 30,146 716
iRobot Corp
(d)
38,636 3,381
Sleep Number Corp
(d)
33,642 3,337
Universal Electronics Inc
(d)
18,930 885
$ 8,629
Housewares - 0 .10%
Tupperware Brands Corp
(d)
68,297 1,427
Insurance - 2 .84%
Ambac Financial Group Inc
(d)
63,526 922
American Equity Investment Life Holding Co 118,106 3,790
AMERISAFE Inc 26,584 1,521
Assured Guaranty Ltd 103,694 4,958
eHealth Inc
(d)
35,940 1,869
Employers Holdings Inc 39,223 1,628
Genworth Financial Inc
(d)
696,930 2,328
HCI Group Inc 8,981 902
Horace Mann Educators Corp 57,048 2,271
James River Group Holdings Ltd 51,253 1,865
NMI Holdings Inc
(d)
117,713 2,592
Palomar Holdings Inc
(d)
29,913 2,436
ProAssurance Corp 74,194 1,505
Safety Insurance Group Inc 19,572 1,500
Selectquote Inc
(d)
60,665 1,080
SiriusPoint Ltd
(d)
104,439 1,023
Stewart Information Services Corp 36,870 2,176
Trupanion Inc
(d)
46,270 5,322
United Fire Group Inc 29,708 740
United Insurance Holdings Corp 28,534 125
Universal Insurance Holdings Inc 39,063 553
$ 41,106
Internet - 1 .90%
Cogent Communications Holdings Inc 58,180 4,515
ePlus Inc
(d)
18,569 1,717
HealthStream Inc
(d)
34,707 1,014
Liquidity Services Inc
(d)
37,193 738
Perficient Inc
(d)
45,446 4,285
QuinStreet Inc
(d)
67,833 1,244
Shutterstock Inc 30,663 3,327
Stamps.com Inc
(d)
25,192 8,232
TechTarget Inc
(d)
32,514 2,376
$ 27,448
Iron & Steel - 0 .42%
Allegheny Technologies Inc
(d)
174,924 3,591
Carpenter Technology Corp 66,052 2,520
$ 6,111
Leisure Products & Services - 0 .22%
Vista Outdoor Inc
(d)
79,411 3,207
Lodging - 0 .04%
Marcus Corp/The
(d)
33,119 532
Machinery - Construction & Mining - 0 .13%
Astec Industries Inc 31,258 1,916
Machinery - Diversified - 2 .53%
Alamo Group Inc 13,609 1,998
Albany International Corp 42,218 3,646
Applied Industrial Technologies Inc 53,438 4,793
Chart Industries Inc
(d)
48,939 7,608

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
CIRCOR International Inc
(d)
27,842 $ 859
DXP Enterprises Inc/TX
(d)
24,299 793
Ichor Holdings Ltd
(d)
38,614 1,991
Lindsay Corp 14,999 2,410
SPX FLOW Inc 58,055 4,769
Tennant Co 25,592 2,025
Watts Water Technologies Inc 37,882 5,711
$ 36,603
Media - 0 .59%
AMC Networks Inc
(d)
42,259 2,115
EW Scripps Co/The 79,326 1,514
Gannett Co Inc
(d)
186,168 1,074
Meredith Corp
(d)
55,821 2,436
Scholastic Corp 41,336 1,389
$ 8,528
Metal Fabrication & Hardware - 0 .78%
AZZ Inc 34,400 1,823
Mueller Industries Inc 78,561 3,410
Olympic Steel Inc 12,491 376
Proto Labs Inc
(d)
38,079 2,977
Standex International Corp 16,861 1,551
TimkenSteel Corp
(d)
52,791 704
Tredegar Corp 35,657 466
$ 11,307
Mining - 0 .88%
Arconic Corp
(d)
134,667 4,840
Century Aluminum Co
(d)
69,375 1,010
Kaiser Aluminum Corp 21,794 2,652
Livent Corp
(d)
219,205 4,277
$ 12,779
Miscellaneous Manufacturers - 2 .77%
Enerpac Tool Group Corp 82,675 2,122
EnPro Industries Inc 28,328 2,638
ESCO Technologies Inc 35,811 3,379
Fabrinet
(d)
50,722 4,794
Federal Signal Corp 83,250 3,298
Haynes International Inc 17,450 658
Hillenbrand Inc 103,478 4,688
John Bean Technologies Corp 43,662 6,400
Lydall Inc
(d)
23,539 1,441
Materion Corp 28,049 2,002
Myers Industries Inc 49,622 1,051
Raven Industries Inc
(d)
49,393 2,877
Sturm Ruger & Co Inc 24,182 1,798
Trinseo SA 53,271 2,896
$ 40,042
Office & Business Equipment - 0 .13%
Pitney Bowes Inc 241,327 1,931
Office Furnishings - 0 .24%
HNI Corp 59,890 2,234
Interface Inc 81,149 1,170
$ 3,404
Oil & Gas - 2 .56%
Bonanza Creek Energy Inc 26,202 1,008
Callon Petroleum Co
(d)
63,623 2,504
Helmerich & Payne Inc 148,371 4,254
Laredo Petroleum Inc
(d)
13,303 732
Matador Resources Co 150,958 4,665
Nabors Industries Ltd
(d)
8,970 785
Par Pacific Holdings Inc
(d)
61,242 1,003
Patterson-UTI Energy Inc 258,239 2,071
PBF Energy Inc
(d)
132,213 1,212
PDC Energy Inc 136,576 5,402
Penn Virginia Corp
(d)
21,052 389
Range Resources Corp
(d)
356,982 5,437
SM Energy Co 150,649 2,817
Southwestern Energy Co
(d)
893,737 4,210
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Talos Energy Inc
(d)
43,819 $ 506
$ 36,995
Oil & Gas Services - 0 .98%
Archrock Inc 177,950 1,532
Bristow Group Inc
(d)
31,850 827
Core Laboratories NV 63,677 2,124
DMC Global Inc
(d)
25,725 1,126
Dril-Quip Inc
(d)
48,722 1,393
Helix Energy Solutions Group Inc
(d)
194,832 809
Matrix Service Co
(d)
36,474 398
NOW Inc
(d)
151,617 1,496
Oceaneering International Inc
(d)
137,176 1,819
Oil States International Inc
(d)
84,270 477
ProPetro Holding Corp
(d)
112,520 850
RPC Inc
(d)
80,101 336
US Silica Holdings Inc
(d)
102,230 1,033
$ 14,220
Packaging & Containers - 0 .33%
Matthews International Corp 43,533 1,506
O-I Glass Inc
(d)
217,153 3,212
$ 4,718
Pharmaceuticals - 2 .68%
Amphastar Pharmaceuticals Inc
(d)
50,439 1,057
Anika Therapeutics Inc
(d)
19,791 794
Coherus Biosciences Inc
(d)
91,668 1,196
Collegium Pharmaceutical Inc
(d)
48,470 1,207
Corcept Therapeutics Inc
(d)
144,346 2,998
Covetrus Inc
(d)
137,117 3,491
Cytokinetics Inc
(d)
112,373 3,335
Eagle Pharmaceuticals Inc/DE
(d)
16,042 746
Enanta Pharmaceuticals Inc
(d)
24,717 1,044
Endo International PLC
(d)
320,827 1,623
Heska Corp
(d)
13,620 3,278
Owens & Minor Inc 103,339 4,780
Pacira BioSciences Inc
(d)
60,542 3,569
Phibro Animal Health Corp 27,968 662
Prestige Consumer Healthcare Inc
(d)
68,636 3,607
Spectrum Pharmaceuticals Inc
(d)
222,114 715
Supernus Pharmaceuticals Inc
(d)
72,910 1,920
USANA Health Sciences Inc
(d)
15,863 1,511
Vanda Pharmaceuticals Inc
(d)
76,404 1,246
$ 38,779
Real Estate - 0 .48%
Marcus & Millichap Inc
(d)
33,161 1,319
RE/MAX Holdings Inc 25,977 891
Realogy Holdings Corp
(d)
160,099 2,837
St Joe Co/The 42,917 1,943
$ 6,990
REITs - 8 .85%
Acadia Realty Trust 118,684 2,540
Agree Realty Corp 93,616 7,035
Alexander & Baldwin Inc 99,561 1,993
American Assets Trust Inc 69,022 2,549
Apollo Commercial Real Estate Finance Inc 176,972 2,694
Armada Hoffler Properties Inc 82,934 1,078
ARMOUR Residential REIT Inc 97,969 1,019
Brandywine Realty Trust 234,957 3,280
Capstead Mortgage Corp 133,180 848
CareTrust REIT Inc 133,093 3,210
Centerspace 17,845 1,606
Chatham Lodging Trust
(d)
66,855 821
Community Healthcare Trust Inc 31,562 1,573
DiamondRock Hospitality Co
(d)
289,128 2,489
Diversified Healthcare Trust 327,653 1,278
Easterly Government Properties Inc 115,333 2,618
Ellington Financial Inc 60,207 1,095
Essential Properties Realty Trust Inc 161,575 4,815
Four Corners Property Trust Inc 104,748 3,007
Franklin Street Properties Corp 132,833 693

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
GEO Group Inc/The 167,260 $ 1,157
Getty Realty Corp 51,291 1,620
Global Net Lease Inc 131,177 2,423
Granite Point Mortgage Trust Inc 75,782 1,069
Hersha Hospitality Trust
(d)
50,581 476
Independence Realty Trust Inc 140,469 2,708
Industrial Logistics Properties Trust 89,799 2,434
Innovative Industrial Properties Inc 32,902 7,074
Invesco Mortgage Capital Inc 390,617 1,344
iStar Inc 100,710 2,440
Kite Realty Group Trust 116,179 2,342
KKR Real Estate Finance Trust Inc 37,489 799
Lexington Realty Trust 381,781 5,020
LTC Properties Inc 54,134 2,049
Mack-Cali Realty Corp
(d)
118,530 2,134
New York Mortgage Trust Inc 521,558 2,279
NexPoint Residential Trust Inc 31,100 1,833
Office Properties Income Trust 66,445 1,926
PennyMac Mortgage Investment Trust 134,679 2,656
Ready Capital Corp 79,333 1,200
Redwood Trust Inc 155,405 1,845
Retail Opportunity Investments Corp 163,335 2,886
Retail Properties of America Inc 295,290 3,724
RPT Realty 111,615 1,422
Safehold Inc 19,777 1,786
Saul Centers Inc 17,774 811
Service Properties Trust 226,658 2,523
SITE Centers Corp 232,158 3,682
Summit Hotel Properties Inc
(d)
145,932 1,315
Tanger Factory Outlet Centers Inc 138,619 2,380
Two Harbors Investment Corp 431,311 2,765
Uniti Group Inc 321,026 3,759
Universal Health Realty Income Trust 17,613 1,052
Urstadt Biddle Properties Inc 41,392 789
Washington Real Estate Investment Trust 116,313 2,825
Whitestone REIT 54,910 486
Xenia Hotels & Resorts Inc
(d)
156,498 2,767
$ 128,041
Retail - 7 .46%
Abercrombie & Fitch Co
(d)
85,171 3,220
America's Car-Mart Inc/TX
(d)
8,474 1,347
Asbury Automotive Group Inc
(d)
26,595 5,464
Barnes & Noble Education Inc
(d),(e)
43,804 366
Bed Bath & Beyond Inc
(d)
146,637 4,185
Big Lots Inc 43,926 2,531
BJ's Restaurants Inc
(d)
31,956 1,297
Bloomin' Brands Inc
(d)
111,272 2,796
Boot Barn Holdings Inc
(d)
40,225 3,476
Brinker International Inc
(d)
62,914 3,419
Buckle Inc/The 39,710 1,671
Caleres Inc 52,697 1,304
Cato Corp/The 26,639 439
Cheesecake Factory Inc/The
(d)
63,373 2,868
Chico's FAS Inc
(d)
168,570 1,042
Children's Place Inc/The
(d)
20,168 1,701
Chuy's Holdings Inc
(d)
27,483 907
Conn's Inc
(d)
26,646 593
Dave & Buster's Entertainment Inc
(d)
65,707 2,187
Designer Brands Inc
(d)
81,507 1,188
Dine Brands Global Inc
(d)
23,592 1,828
El Pollo Loco Holdings Inc
(d)
26,084 485
Fiesta Restaurant Group Inc
(d)
24,382 326
GameStop Corp
(d)
76,336 12,299
Genesco Inc
(d)
19,539 1,122
GMS Inc
(d)
58,922 2,895
Group 1 Automotive Inc 23,479 4,079
Guess? Inc 52,674 1,176
Haverty Furniture Cos Inc 23,276 838
Hibbett Inc 22,288 1,976
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
La-Z-Boy Inc 63,667 $ 2,138
Lumber Liquidators Holdings Inc
(d)
39,915 762
Macy's Inc
(d)
428,657 7,287
MarineMax Inc
(d)
30,466 1,639
Movado Group Inc 23,129 695
ODP Corp/The
(d)
73,605 3,484
PC Connection Inc 15,125 719
PetMed Express Inc
(e)
27,873 875
PriceSmart Inc 32,137 2,884
Red Robin Gourmet Burgers Inc
(d)
21,564 566
Regis Corp
(d)
33,467 267
Ruth's Hospitality Group Inc
(d)
43,952 878
Sally Beauty Holdings Inc
(d)
155,329 2,939
Shake Shack Inc
(d)
50,010 5,028
Shoe Carnival Inc 23,780 801
Signet Jewelers Ltd 72,009 4,633
Sonic Automotive Inc 32,119 1,752
Vera Bradley Inc
(d)
30,507 336
Zumiez Inc
(d)
29,035 1,267
$ 107,975
Savings & Loans - 1 .90%
Axos Financial Inc
(d)
70,872 3,391
Banc of California Inc 61,409 1,051
Berkshire Hills Bancorp Inc 70,412 1,904
Brookline Bancorp Inc 107,527 1,545
Capitol Federal Financial Inc 177,522 1,969
Investors Bancorp Inc 309,931 4,283
Northfield Bancorp Inc 63,495 1,045
Northwest Bancshares Inc 174,993 2,329
Pacific Premier Bancorp Inc 130,160 4,943
Provident Financial Services Inc 99,711 2,154
WSFS Financial Corp 65,364 2,862
$ 27,476
Semiconductors - 3 .41%
Axcelis Technologies Inc
(d)
46,206 1,781
CEVA Inc
(d)
31,372 1,557
Cohu Inc
(d)
66,597 2,358
CTS Corp 44,485 1,557
Diodes Inc
(d)
58,287 4,780
DSP Group Inc
(d)
30,982 497
FormFactor Inc
(d)
106,745 3,977
Kulicke & Soffa Industries Inc 85,334 4,639
MaxLinear Inc
(d)
94,326 4,549
Onto Innovation Inc
(d)
67,438 4,726
Photronics Inc
(d)
87,164 1,166
Power Integrations Inc 83,409 8,090
Rambus Inc
(d)
154,710 3,661
SMART Global Holdings Inc
(d)
22,955 1,075
Ultra Clean Holdings Inc
(d)
60,233 3,253
Veeco Instruments Inc
(d)
69,008 1,601
$ 49,267
Software - 3 .42%
8x8 Inc
(d)
151,117 3,863
Agilysys Inc
(d)
28,258 1,570
Allscripts Healthcare Solutions Inc
(d)
194,121 3,316
Apollo Medical Holdings Inc
(d)
18,150 1,604
BM Technologies Inc
(d)
6,482 65
Bottomline Technologies DE Inc
(d)
54,085 2,183
Computer Programs and Systems Inc 17,620 556
CSG Systems International Inc 45,227 2,051
Digi International Inc
(d)
46,795 968
Donnelley Financial Solutions Inc
(d)
40,956 1,319
Ebix Inc 32,335 977
LivePerson Inc
(d)
88,184 5,616
ManTech International Corp/VA 37,714 3,298
MicroStrategy Inc
(d),(e)
10,701 6,699
NextGen Healthcare Inc
(d)
76,508 1,241
PDF Solutions Inc
(d)
40,626 760
Progress Software Corp 60,512 2,759

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Simulations Plus Inc 21,021 $ 992
SPS Commerce Inc
(d)
49,316 5,373
Tabula Rasa HealthCare Inc
(d)
31,088 1,336
Xperi Holding Corp 144,262 2,996
$ 49,542
Telecommunications - 1 .89%
ADTRAN Inc 66,551 1,491
ATN International Inc 15,107 650
CalAmp Corp
(d)
48,461 588
Cincinnati Bell Inc
(d)
70,007 1,074
Consolidated Communications Holdings Inc
(d)
101,187 778
Extreme Networks Inc
(d)
173,350 1,909
Harmonic Inc
(d)
139,010 1,230
InterDigital Inc 42,317 2,788
NETGEAR Inc
(d)
41,896 1,435
Plantronics Inc
(d)
52,356 1,633
Shenandoah Telecommunications Co 68,680 3,626
Spok Holdings Inc 24,525 202
Viavi Solutions Inc
(d)
314,413 5,248
Vonage Holdings Corp
(d)
324,954 4,634
$ 27,286
Textiles - 0 .32%
UniFirst Corp/MA 20,954 4,563
Transportation - 1 .88%
ArcBest Corp 34,910 2,064
Atlas Air Worldwide Holdings Inc
(d)
37,896 2,538
Dorian LPG Ltd 37,289 451
Echo Global Logistics Inc
(d)
36,629 1,133
Forward Air Corp 37,567 3,322
Heartland Express Inc 67,028 1,141
Hub Group Inc
(d)
46,433 3,078
Marten Transport Ltd 80,818 1,279
Matson Inc 59,731 4,009
Saia Inc
(d)
36,214 8,184
$ 27,199
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 45,141 1,932
Water - 0 .78%
American States Water Co 50,762 4,483
California Water Service Group 69,905 4,382
Middlesex Water Co 24,028 2,445
$ 11,310
TOTAL COMMON STOCKS $ 1,420,875
Total Investments $ 1,458,145
Other Assets and Liabilities -  (0.79)% (11,364)
TOTAL NET ASSETS - 100.00% $ 1,446,781
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,715 or 0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,833 or 0.82% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .50%
Consumer, Non-cyclical 17 .79%
Industrial 17 .22%
Consumer, Cyclical 15 .21%
Technology 8 .67%
Basic Materials 4 .44%
Communications 4 .38%
Energy 4 .23%
Money Market Funds 2 .47%
Utilities 1 .77%
Investment Companies 0 .11%
Other Assets and Liabilities
( 0 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,576 $ 472,018 $ 475,317 $ 31,277
$ 34,576 $ 472,018 $ 475,317 $ 31,277
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2021 Long 227 $ 25,215 $ 64
Total $ 64
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Russell 2000 Value ETF 19,600 $ 3,135
Money Market Funds - 2 .48%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,170,560 3,171
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
30,449,246 30,449
$ 33,620
TOTAL INVESTMENT COMPANIES $ 36,755
COMMON STOCKS - 96 .59 % Shares Held Value (000's)
Advertising - 0 .14%
Advantage Solutions Inc
(d)
105,608 $ 1,033
Boston Omaha Corp
(d)
1,659 54
Clear Channel Outdoor Holdings Inc
(d)
31,585 84
Fluent Inc
(d)
3,897 10
MDC Partners Inc
(d)
106,441 597
Mission Produce Inc
(d)
3,135 61
National CineMedia Inc 5,135 18
$ 1,857
Aerospace & Defense - 0 .53%
AAR Corp
(d)
68,342 2,444
Aerojet Rocketdyne Holdings Inc 1,454 68
AerSale Corp
(d)
859 10
Astronics Corp
(d)
2,291 39
Barnes Group Inc 4,517 229
Ducommun Inc
(d)
1,035 56
Kaman Corp 2,634 117
Kratos Defense & Security Solutions Inc
(d)
9,070 246
Moog Inc 25,361 1,975
National Presto Industries Inc 18,937 1,827
Park Aerospace Corp 1,860 28
Triumph Group Inc
(d)
4,874 93
$ 7,132
Agriculture - 0 .04%
Andersons Inc/The 1,783 48
Cadiz Inc
(d)
1,772 24
Fresh Del Monte Produce Inc 3,199 99
Limoneira Co 1,077 19
Tejon Ranch Co
(d)
1,957 36
Universal Corp/VA 2,287 119
Vector Group Ltd 11,773 157
$ 502
Airlines - 0 .11%
Hawaiian Holdings Inc
(d)
4,821 95
Mesa Air Group Inc
(d)
3,187 29
SkyWest Inc
(d)
4,750 192
Spirit Airlines Inc
(d)
45,182 1,219
$ 1,535
Apparel - 1 .13%
Capri Holdings Ltd
(d)
211,290 11,898
Fossil Group Inc
(d)
4,496 57
Oxford Industries Inc 1,415 123
Rocky Brands Inc 15,222 828
Superior Group of Cos Inc 13,173 308
Unifi Inc
(d)
27,757 655
Urban Outfitters Inc
(d)
37,335 1,388
$ 15,257
Automobile Manufacturers - 0 .34%
Blue Bird Corp
(d)
73,071 1,827
Canoo Inc
(d),(e)
4,145 34
Fisker Inc
(d),(e)
1,238 20
Hyliion Holdings Corp
(d)
9,037 88
Lordstown Motors Corp
(d),(e)
9,639 60
REV Group Inc 2,263 34
Wabash National Corp 160,246 2,346
Workhorse Group Inc
(d),(e)
10,694 123
XL Fleet Corp
(d)
3,179 22
$ 4,554
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .09%
Adient PLC
(d)
62,457 $ 2,631
Aeva Technologies Inc
(d)
2,365 21
American Axle & Manufacturing Holdings Inc
(d)
5,401 52
Commercial Vehicle Group Inc
(d)
1,923 18
Cooper-Standard Holdings Inc
(d)
1,560 41
Dana Inc 6,420 155
Goodyear Tire & Rubber Co/The
(d)
168,887 2,654
Meritor Inc
(d)
98,586 2,398
Methode Electronics Inc 52,941 2,532
Miller Industries Inc/TN 32,821 1,231
Modine Manufacturing Co
(d)
40,584 679
Motorcar Parts of America Inc
(d)
81,883 1,821
Romeo Power Inc
(d)
1,022 7
Standard Motor Products Inc 10,544 440
Tenneco Inc
(d)
570 10
Titan International Inc
(d)
4,053 35
$ 14,725
Banks - 13 .03%
1st Source Corp 41,863 1,917
Alerus Financial Corp 1,385 39
Allegiance Bancshares Inc 1,815 66
Altabancorp 1,618 65
Amalgamated Financial Corp 62,297 957
American National Bankshares Inc 979 31
Ameris Bancorp 6,345 308
Arrow Financial Corp 1,278 46
Associated Banc-Corp 129,347 2,561
Atlantic Capital Bancshares Inc
(d)
1,875 45
Atlantic Union Bankshares Corp 7,520 267
BancFirst Corp 1,638 91
Bancorp Inc/The
(d)
4,991 117
BancorpSouth Bank 300,900 7,763
Bank First Corp
(e)
636 45
Bank of Marin Bancorp 13,424 465
Bank of NT Butterfield & Son Ltd/The 4,786 159
BankUnited Inc 252,958 10,012
Bankwell Financial Group Inc 3,300 95
Banner Corp 14,581 773
Bar Harbor Bankshares 31,524 903
BCB Bancorp Inc 8,000 120
Blue Ridge Bankshares Inc
(e)
1,651 28
BOK Financial Corp 17,200 1,445
Bridgewater Bancshares Inc
(d)
34,964 567
Bryn Mawr Bank Corp 21,884 857
Business First Bancshares Inc 1,782 42
Byline Bancorp Inc 2,431 60
Cadence BanCorp 86,295 1,639
Cambridge Bancorp 649 56
Camden National Corp 15,060 674
Capital Bancorp Inc 27,236 619
Capital City Bank Group Inc 1,237 30
Capstar Financial Holdings Inc 1,949 41
Carter Bankshares Inc
(d)
23,968 275
Cathay General Bancorp 81,038 3,069
CBTX Inc 1,752 46
Central Pacific Financial Corp 73,280 1,876
Central Valley Community Bancorp 3,100 69
Century Bancorp Inc/MA 259 30
CIT Group Inc 57,274 2,763
Citizens & Northern Corp 1,477 37
City Holding Co 1,476 112
Civista Bancshares Inc 29,465 675
CNB Financial Corp/PA 26,230 605
Coastal Financial Corp/WA
(d)
345 10
Columbia Banking System Inc 6,865 240
Community Bank System Inc 5,110 366
Community Financial Corp/The 4,300 157
Community Trust Bancorp Inc 35,871 1,426
ConnectOne Bancorp Inc 76,295 2,007

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CrossFirst Bankshares Inc
(d)
77,115 $ 1,065
Customers Bancorp Inc
(d)
35,858 1,299
CVB Financial Corp 34,858 664
Dime Community Bancshares Inc 58,158 1,921
Eagle Bancorp Inc 49,218 2,708
Eastern Bankshares Inc 56,315 1,028
Enterprise Bancorp Inc/MA 881 29
Enterprise Financial Services Corp 17,015 758
Equity Bancshares Inc
(d)
51,488 1,517
Farmers National Banc Corp 2,434 37
FB Financial Corp 52,011 1,967
Fidelity D&D Bancorp Inc 380 19
Financial Institutions Inc 44,995 1,324
First Bancorp Inc/The 984 29
First BanCorp/Puerto Rico 279,075 3,386
First Bancorp/Southern Pines NC 2,697 108
First Bancshares Inc/The 1,938 75
First Bank/Hamilton NJ 1,598 21
First Busey Corp 81,647 1,926
First Business Financial Services Inc 20,349 561
First Commonwealth Financial Corp 8,993 118
First Community Bankshares Inc 1,615 47
First Financial Bancorp 100,164 2,254
First Financial Bankshares Inc 852 42
First Financial Corp/IN 45,257 1,813
First Foundation Inc 3,788 89
First Hawaiian Inc 75,407 2,076
First Internet Bancorp 36,783 1,114
First Interstate BancSystem Inc 3,905 164
First Merchants Corp 13,833 563
First Mid Bancshares Inc 31,583 1,285
First Midwest Bancorp Inc/IL 43,969 789
First of Long Island Corp/The 62,231 1,341
Five Star Bancorp 379 9
Flagstar Bancorp Inc 4,973 228
FNB Corp/PA 148,700 1,704
Fulton Financial Corp 146,970 2,251
German American Bancorp Inc 2,355 89
Glacier Bancorp Inc 7,996 412
Great Southern Bancorp Inc 34,220 1,780
Great Western Bancorp Inc 64,044 1,972
Guaranty Bancshares Inc/TX 758 25
Hancock Whitney Corp 56,056 2,450
Hanmi Financial Corp 116,433 2,123
HarborOne Bancorp Inc 4,817 66
HBT Financial Inc 911 15
Heartland Financial USA Inc 3,844 175
Heritage Commerce Corp 5,510 60
Heritage Financial Corp/WA 28,797 696
Hilltop Holdings Inc 42,838 1,357
Home BancShares Inc/AR 14,554 308
HomeStreet Inc 45,235 1,706
Hope Bancorp Inc 185,359 2,456
Horizon Bancorp Inc/IN 73,641 1,231
Howard Bancorp Inc
(d)
1,306 26
Independent Bank Corp 3,144 222
Independent Bank Corp/MI 16,271 342
Independent Bank Group Inc 3,591 250
International Bancshares Corp 41,518 1,622
Investar Holding Corp 27,800 610
Kearny Financial Corp/MD 4,904 59
Lakeland Bancorp Inc 112,410 1,840
Lakeland Financial Corp 2,159 144
Live Oak Bancshares Inc 27,956 1,683
Luther Burbank Corp 74,883 970
Macatawa Bank Corp 2,458 20
Mercantile Bank Corp 38,772 1,212
Merchants Bancorp/IN 936 34
Meta Financial Group Inc 2,129 106
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Metrocity Bankshares Inc 1,364 $ 27
Metropolitan Bank Holding Corp
(d)
32,132 2,282
Mid Penn Bancorp Inc 934 24
Midland States Bancorp Inc 82,918 2,041
MidWestOne Financial Group Inc 43,450 1,266
MVB Financial Corp 902 37
National Bank Holdings Corp 9,322 331
National Bankshares Inc 700 25
NBT Bancorp Inc 4,021 140
Nicolet Bankshares Inc
(d)
862 62
Northeast Bank 2,300 73
Northrim BanCorp Inc 13,792 563
OFG Bancorp 4,790 111
Old National Bancorp/IN 496,106 7,983
Old Second Bancorp Inc 2,707 31
Origin Bancorp Inc 1,751 71
Orrstown Financial Services Inc 25,700 593
PacWest Bancorp 244,680 9,743
Park National Corp 1,372 156
PCB Bancorp 19,000 360
PCSB Financial Corp 1,373 25
Peapack-Gladstone Financial Corp 58,955 1,899
Peoples Bancorp Inc/OH 42,622 1,257
Peoples Financial Services Corp 666 29
Pioneer Bancorp Inc/NY
(d)
1,104 13
Popular Inc 35,500 2,583
Preferred Bank/Los Angeles CA 30,513 1,799
Premier Financial Bancorp Inc 1,279 22
Premier Financial Corp 65,177 1,745
Primis Financial Corp 81,180 1,263
Provident Bancorp Inc 1,587 25
QCR Holdings Inc 1,466 72
RBB Bancorp 41,538 994
Red River Bancshares Inc 437 22
Reliant Bancorp Inc 1,451 40
Renasant Corp 5,270 185
Republic Bancorp Inc/KY 20,790 1,013
Republic First Bancorp Inc
(d)
4,264 16
S&T Bancorp Inc 78,748 2,319
Sandy Spring Bancorp Inc 17,377 723
Seacoast Banking Corp of Florida 5,207 158
ServisFirst Bancshares Inc 795 57
Sierra Bancorp 38,093 919
Simmons First National Corp 42,001 1,143
SmartFinancial Inc 1,296 32
South Plains Financial Inc 1,021 24
South State Corp 6,764 466
Southern First Bancshares Inc
(d)
479 24
Southside Bancshares Inc 2,980 107
Spirit of Texas Bancshares Inc 1,251 29
Stock Yards Bancorp Inc 1,631 78
Summit Financial Group Inc 1,036 24
Synovus Financial Corp 43,600 1,783
Texas Capital Bancshares Inc
(d)
39,715 2,501
Tompkins Financial Corp 1,361 104
Towne Bank/Portsmouth VA 60,207 1,795
TriCo Bancshares 14,186 560
TriState Capital Holdings Inc
(d)
59,657 1,212
Triumph Bancorp Inc
(d)
149 11
TrustCo Bank Corp NY 56,730 1,907
Trustmark Corp 40,335 1,212
UMB Financial Corp 4,178 391
Umpqua Holdings Corp 54,300 1,025
United Bankshares Inc/WV 20,566 711
United Community Banks Inc/GA 17,235 496
Univest Financial Corp 57,635 1,577
Valley National Bancorp 121,831 1,571
Veritex Holdings Inc 3,897 131
Walker & Dunlop Inc 2,505 259

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Washington Trust Bancorp Inc 14,031 $ 685
Webster Financial Corp 37,300 1,794
WesBanco Inc 6,231 201
West BanCorp Inc 1,258 37
Westamerica BanCorp 2,483 138
William Penn Bancorp 6,600 81
Wintrust Financial Corp 32,200 2,299
$ 176,561
Beverages - 0 .02%
Duckhorn Portfolio Inc/The
(d)
632 14
MGP Ingredients Inc 219 13
NewAge Inc
(d)
5,530 11
Primo Water Corp 15,007 248
$ 286
Biotechnology - 1 .01%
4D Molecular Therapeutics Inc
(d)
835 21
89bio Inc
(d)
926 15
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Adicet Bio Inc
(d)
1,991 15
Adverum Biotechnologies Inc
(d)
8,235 19
Akero Therapeutics Inc
(d)
599 13
Akouos Inc
(d)
2,286 25
Albireo Pharma Inc
(d)
353 10
Allogene Therapeutics Inc
(d)
3,869 85
Altimmune Inc
(d)
3,096 28
AnaptysBio Inc
(d)
23,181 532
ANI Pharmaceuticals Inc
(d)
929 32
Annexon Inc
(d)
2,971 63
Applied Therapeutics Inc
(d)
474 8
Arbutus Biopharma Corp
(d)
6,664 18
Arcturus Therapeutics Holdings Inc
(d)
2,011 63
Arcus Biosciences Inc
(d)
4,320 136
Arcutis Biotherapeutics Inc
(d)
2,371 55
Ardelyx Inc
(d)
2,215 4
Arena Pharmaceuticals Inc
(d)
5,274 326
Atara Biotherapeutics Inc
(d)
24,642 314
Atea Pharmaceuticals Inc
(d),(e)
5,605 140
Athersys Inc
(d)
3,247 5
Athira Pharma Inc
(d)
3,073 30
Atossa Therapeutics Inc
(d),(e)
10,378 31
Atreca Inc
(d)
2,474 14
Avid Bioservices Inc
(d)
381 10
Avidity Biosciences Inc
(d)
2,387 46
Avrobio Inc
(d)
3,458 25
BioCryst Pharmaceuticals Inc
(d)
15,233 246
Biohaven Pharmaceutical Holding Co Ltd
(d)
1,695 214
Black Diamond Therapeutics Inc
(d)
2,169 21
Bluebird Bio Inc
(d)
6,442 164
Blueprint Medicines Corp
(d)
361 32
Bolt Biotherapeutics Inc
(d)
1,103 12
Bridgebio Pharma Inc
(d)
3,376 180
Brooklyn ImmunoTherapeutics Inc
(d),(e)
346 4
Cara Therapeutics Inc
(d)
4,235 51
Cardiff Oncology Inc
(d)
3,446 18
Celldex Therapeutics Inc
(d)
798 35
CEL-SCI Corp
(d),(e)
361 3
Cerecor Inc
(d)
498 1
ChemoCentryx Inc
(d)
4,803 71
Chinook Therapeutics Inc
(d)
2,997 39
Clene Inc
(d),(e)
868 7
Cogent Biosciences Inc
(d),(e)
2,530 15
Crinetics Pharmaceuticals Inc
(d)
557 10
Cullinan Oncology Inc
(d),(e)
1,177 27
Curis Inc
(d)
42,882 326
Cymabay Therapeutics Inc
(d)
6,574 26
CytomX Therapeutics Inc
(d)
1,115 6
Deciphera Pharmaceuticals Inc
(d)
515 16
Design Therapeutics Inc
(d)
576 9
Dyne Therapeutics Inc
(d)
2,861 52
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Eiger BioPharmaceuticals Inc
(d)
3,050 $ 24
Emergent BioSolutions Inc
(d)
95,084 6,266
Exagen Inc
(d)
755 9
EyePoint Pharmaceuticals Inc
(d),(e)
2,011 17
FibroGen Inc
(d)
759 10
Finch Therapeutics Group Inc
(d),(e)
748 10
Forma Therapeutics Holdings Inc
(d)
3,064 70
Frequency Therapeutics Inc
(d)
3,048 25
Gemini Therapeutics Inc
(d),(e)
2,000 8
Generation Bio Co
(d)
314 7
Geron Corp
(d)
28,460 35
Gossamer Bio Inc
(d)
5,929 47
Harvard Bioscience Inc
(d)
583 5
Homology Medicines Inc
(d)
3,998 25
iBio Inc
(d),(e)
20,328 25
Ikena Oncology Inc
(d)
855 8
Immunic Inc
(d),(e)
1,475 13
ImmunityBio Inc
(d)
5,663 62
ImmunoGen Inc
(d)
8,536 48
Immunovant Inc
(d)
1,270 13
Impel Neuropharma Inc
(d),(e)
223 3
Infinity Pharmaceuticals Inc
(d),(e)
1,020 2
Innoviva Inc
(d)
5,340 76
Inovio Pharmaceuticals Inc
(d),(e)
19,728 166
Inozyme Pharma Inc
(d)
1,369 23
Instil Bio Inc
(d)
886 13
iTeos Therapeutics Inc
(d)
1,923 46
IVERIC bio Inc
(d)
6,903 60
Kaleido Biosciences Inc
(d),(e)
232 1
KemPharm Inc
(d),(e)
1,397 14
Kezar Life Sciences Inc
(d)
3,069 15
Kiniksa Pharmaceuticals Ltd
(d)
1,501 23
Kinnate Biopharma Inc
(d)
1,225 26
Kronos Bio Inc
(d),(e)
3,255 67
Krystal Biotech Inc
(d)
1,096 64
Lexicon Pharmaceuticals Inc
(d)
3,869 14
Ligand Pharmaceuticals Inc
(d)
1,266 144
Lineage Cell Therapeutics Inc
(d),(e)
11,524 30
MacroGenics Inc
(d)
447 11
Magenta Therapeutics Inc
(d)
254 2
MeiraGTx Holdings plc
(d)
2,659 37
Mersana Therapeutics Inc
(d)
1,947 21
Mustang Bio Inc
(d)
6,618 19
Myriad Genetics Inc
(d)
7,302 231
NGM Biopharmaceuticals Inc
(d)
2,717 55
Nkarta Inc
(d)
1,343 43
Nurix Therapeutics Inc
(d)
322 10
Nuvation Bio Inc
(d)
645 6
Olema Pharmaceuticals Inc
(d)
616 14
Oncocyte Corp
(d)
1,843 9
Oncorus Inc
(d)
1,944 25
Oncternal Therapeutics Inc
(d)
4,219 16
Oyster Point Pharma Inc
(d)
997 14
Pacific Biosciences of California Inc
(d)
10,075 324
Pliant Therapeutics Inc
(d)
231 5
Portage Biotech Inc
(d)
352 5
Poseida Therapeutics Inc
(d)
2,740 22
Praxis Precision Medicines Inc
(d),(e)
2,131 33
Precigen Inc
(d),(e)
1,541 8
Prothena Corp PLC
(d)
749 38
Provention Bio Inc
(d),(e)
5,289 32
Rain Therapeutics Inc
(d),(e)
281 5
Recursion Pharmaceuticals Inc
(d),(e)
660 20
REGENXBIO Inc
(d)
1,797 58
Relay Therapeutics Inc
(d)
606 20
Replimune Group Inc
(d)
765 25
REVOLUTION Medicines Inc
(d)
4,865 139
Sana Biotechnology Inc
(d)
167 3
Sangamo Therapeutics Inc
(d)
1,162 11

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Scholar Rock Holding Corp
(d)
408 $ 13
Seer Inc
(d)
887 28
Selecta Biosciences Inc
(d)
7,657 26
Sensei Biotherapeutics Inc
(d)
878 7
Shattuck Labs Inc
(d),(e)
490 11
Sigilon Therapeutics Inc
(d)
781 4
Silverback Therapeutics Inc
(d)
1,211 37
Solid Biosciences Inc
(d)
5,669 16
Sorrento Therapeutics Inc
(d),(e)
2,494 20
Spruce Biosciences Inc
(d)
943 9
SQZ Biotechnologies Co
(d)
2,168 26
Surface Oncology Inc
(d)
3,171 19
Sutro Biopharma Inc
(d)
3,853 66
Syndax Pharmaceuticals Inc
(d)
3,240 47
Talaris Therapeutics Inc
(d)
338 5
Tarsus Pharmaceuticals Inc
(d)
135 3
Taysha Gene Therapies Inc
(d),(e)
441 8
TCR2 Therapeutics Inc
(d)
2,906 36
Terns Pharmaceuticals Inc
(d)
330 2
Theravance Biopharma Inc
(d)
517 7
Translate Bio Inc
(d)
3,099 86
Travere Therapeutics Inc
(d)
5,186 71
Trillium Therapeutics Inc
(d)
7,912 52
Turning Point Therapeutics Inc
(d)
3,900 249
UroGen Pharma Ltd
(d)
617 10
Vaxart Inc
(d),(e)
1,163 8
VBI Vaccines Inc
(d)
2,493 7
Veracyte Inc
(d)
6,435 287
Veru Inc
(d)
1,709 12
Viking Therapeutics Inc
(d)
6,524 40
Viracta Therapeutics Inc
(d)
2,704 28
VistaGen Therapeutics Inc
(d)
3,382 9
Vor BioPharma Inc
(d),(e)
979 12
Werewolf Therapeutics Inc
(d)
287 5
XBiotech Inc
(e)
1,430 23
XOMA Corp
(d),(e)
530 17
$ 13,753
Building Materials - 2 .29%
American Woodmark Corp
(d)
1,620 120
Apogee Enterprises Inc 35,412 1,405
Armstrong Flooring Inc
(d)
176,151 761
Boise Cascade Co 36,449 1,865
Builders FirstSource Inc
(d)
65,785 2,927
Caesarstone Ltd 2,085 28
Cornerstone Building Brands Inc
(d)
47,190 794
Gibraltar Industries Inc
(d)
83,612 6,244
Griffon Corp 24,331 562
JELD-WEN Holding Inc
(d)
96,322 2,551
Masonite International Corp
(d)
21,758 2,462
PGT Innovations Inc
(d)
2,933 66
Select Interior Concepts Inc
(d)
21,200 232
SPX Corp
(d)
136,553 9,103
Summit Materials Inc
(d)
11,195 376
UFP Industries Inc 18,190 1,351
US Concrete Inc
(d)
1,406 102
View Inc
(d),(e)
8,083 49
$ 30,998
Chemicals - 3 .93%
AdvanSix Inc
(d)
25,573 855
American Vanguard Corp 113,075 1,867
Amyris Inc
(d)
14,183 207
Cabot Corp 36,400 2,004
Chemours Co/The 364,130 12,107
Element Solutions Inc 811,075 18,971
Ferro Corp
(d)
1,321 27
FMC Corp 88,070 9,419
GCP Applied Technologies Inc
(d)
17,391 404
Hawkins Inc 19,813 719
HB Fuller Co 28,979 1,873
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Innospec Inc 4,146 $ 367
Intrepid Potash Inc
(d)
952 29
Koppers Holdings Inc
(d)
1,978 61
Kraton Corp
(d)
2,995 114
Kronos Worldwide Inc 1,814 25
Minerals Technologies Inc 3,189 256
Oil-Dri Corp of America 487 17
PQ Group Holdings Inc 120,897 1,881
Rayonier Advanced Materials Inc
(d)
5,860 41
Rogers Corp
(d)
215 41
Sensient Technologies Corp 1,948 170
Stepan Co 1,864 220
Tronox Holdings PLC 10,936 202
Valhi Inc 278 7
W R Grace & Co 3,700 258
Westlake Chemical Partners LP 41,300 1,104
Zymergen Inc
(d),(e)
1,434 50
$ 53,296
Coal - 0 .13%
Arch Resources Inc
(d)
1,158 76
CONSOL Energy Inc
(d)
3,265 69
Peabody Energy Corp
(d)
6,604 77
SunCoke Energy Inc 7,858 61
Warrior Met Coal Inc 82,717 1,544
$ 1,827
Commercial Services - 5 .51%
2U Inc
(d)
1,058 46
Aaron's Co Inc/The 103,488 2,987
ABM Industries Inc 49,002 2,278
Acacia Research Corp
(d)
4,732 27
Adtalem Global Education Inc
(d)
4,698 171
Alta Equipment Group Inc
(d)
1,472 19
American Public Education Inc
(d)
16,078 476
API Group Corp
(d),(g)
17,213 395
ASGN Inc
(d)
117,889 11,922
Avis Budget Group Inc
(d)
4,880 404
Barrett Business Services Inc 712 52
BGSF Inc 54,200 684
BrightView Holdings Inc
(d)
3,821 61
CAI International Inc 8,293 463
Carriage Services Inc 1,287 48
Cass Information Systems Inc 50,435 2,224
CBIZ Inc
(d)
44,171 1,428
Cimpress PLC
(d)
3,956 404
CoreCivic Inc
(d)
11,373 117
Coursera Inc
(d)
1,147 41
CRA International Inc 121 10
Cross Country Healthcare Inc
(d)
3,010 49
Custom Truck One Source Inc
(d),(e)
1,020 8
Deluxe Corp 4,016 176
Emerald Holding Inc
(d)
492,360 1,945
Ennis Inc 92,456 1,828
FTI Consulting Inc
(d)
71,770 10,457
GP Strategies Corp
(d)
53,882 1,096
Graham Holdings Co 368 245
Green Dot Corp
(d)
4,582 211
H&R Block Inc 96,300 2,364
Hackett Group Inc/The 222 4
Heidrick & Struggles International Inc 59,649 2,548
HireQuest Inc
(e)
77 1
Huron Consulting Group Inc
(d)
1,932 95
ICF International Inc 1,764 162
John Wiley & Sons Inc 4,115 242
Kelly Services Inc
(d)
90,293 1,980
Korn Ferry 40,259 2,767
Laureate Education Inc
(d)
10,087 149
LiveRamp Holdings Inc
(d)
6,209 248
Macquarie Infrastructure Corp 5,009 198
Marathon Digital Holdings Inc
(d),(e)
8,561 237

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
MoneyGram International Inc
(d)
7,437 $ 77
Monro Inc 1,214 70
Multiplan Corp
(d),(e)
32,182 259
Perdoceo Education Corp
(d)
6,712 80
PROG Holdings Inc 21,259 930
Rent-A-Center Inc/TX 35,014 2,004
Repay Holdings Corp
(d)
4,110 102
Resources Connection Inc 142,432 2,207
Ritchie Bros Auctioneers Inc 139,715 8,345
RR Donnelley & Sons Co
(d)
6,758 41
Sabre Corp
(d)
176,200 2,077
StoneMor Inc
(d)
3,442 9
Strategic Education Inc 2,326 184
Stride Inc
(d)
3,639 112
Team Inc
(d)
2,511 15
Textainer Group Holdings Ltd
(d)
3,955 128
Triton International Ltd 33,905 1,790
TrueBlue Inc
(d)
91,209 2,480
Vectrus Inc
(d)
49,212 2,229
Vivint Smart Home Inc
(d)
6,415 79
Willdan Group Inc
(d)
259 11
WW International Inc
(d)
3,485 107
$ 74,603
Computers - 4 .33%
3D Systems Corp
(d)
10,996 303
CACI International Inc
(d)
40,575 10,832
Conduent Inc
(d)
15,985 107
Desktop Metal Inc
(d)
1,663 15
Diebold Nixdorf Inc
(d)
91,000 947
DXC Technology Co
(d)
56,480 2,258
ExlService Holdings Inc
(d)
110,235 12,481
ExOne Co/The
(d),(e)
1,522 25
Insight Enterprises Inc
(d)
231,399 23,228
KBR Inc 68,684 2,658
NetScout Systems Inc
(d)
6,639 191
Parsons Corp
(d)
2,508 97
Ping Identity Holding Corp
(d)
4,148 92
Quantum Corp
(d)
5,326 33
Rekor Systems Inc
(d)
1,186 9
SecureWorks Corp
(d)
911 18
StarTek Inc
(d)
1,830 13
Super Micro Computer Inc
(d)
71,215 2,709
Sykes Enterprises Inc
(d)
48,362 2,595
Unisys Corp
(d)
1,331 30
$ 58,641
Consumer Products - 0 .38%
ACCO Brands Corp 307,873 2,753
Central Garden & Pet Co
(d)
45,477 2,196
Central Garden & Pet Co - A Shares
(d)
2,377 103
Quanex Building Products Corp 3,192 79
$ 5,131
Cosmetics & Personal Care - 0 .61%
Beauty Health Co/The
(d),(e)
455 8
Coty Inc
(d)
927,310 8,095
Edgewell Personal Care Co 5,181 213
Honest Co Inc/The
(d),(e)
737 11
Revlon Inc
(d)
730 8
$ 8,335
Distribution & Wholesale - 1 .72%
A-Mark Precious Metals Inc 831 42
Avient Corp 7,785 378
Core-Mark Holding Co Inc 2,900 125
G-III Apparel Group Ltd
(d)
46,009 1,374
Global Industrial Co 273 11
H&E Equipment Services Inc 19,700 670
KAR Auction Services Inc
(d)
11,874 196
Resideo Technologies Inc
(d)
120,812 3,564
ScanSource Inc
(d)
89,352 2,465
Titan Machinery Inc
(d)
1,846 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Univar Solutions Inc
(d)
444,285 $ 10,903
Veritiv Corp
(d)
1,468 90
VSE Corp 1,007 50
WESCO International Inc
(d)
31,282 3,330
$ 23,251
Diversified Financial Services - 3 .47%
Amerant Bancorp Inc
(d)
1,999 44
America First Multifamily Investors LP 67,600 464
Arlington Asset Investment Corp
(d)
133,800 516
Artisan Partners Asset Management Inc 17,639 848
AssetMark Financial Holdings Inc
(d)
1,707 45
Associated Capital Group Inc 221 8
B Riley Financial Inc 1,901 128
BGC Partners Inc 31,651 169
Blucora Inc
(d)
2,924 49
Brightsphere Investment Group Inc 73,298 1,832
Columbia Financial Inc
(d)
2,433 44
Cowen Inc 59,876 2,394
Diamond Hill Investment Group Inc 7,983 1,375
Encore Capital Group Inc
(d)
2,942 139
Enova International Inc
(d)
14,779 489
Evercore Inc - Class A 9,800 1,296
EZCORP Inc
(d)
4,569 26
Federal Agricultural Mortgage Corp 19,771 1,928
Federated Hermes Inc 71,533 2,321
Finance Of America Cos Inc
(d)
3,182 21
GAMCO Investors Inc 79 2
GCM Grosvenor Inc 403 4
Greenhill & Co Inc 127,099 2,036
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,892 391
Home Point Capital Inc
(d),(e)
651 3
Houlihan Lokey Inc 628 56
LendingClub Corp
(d)
9,204 225
LPL Financial Holdings Inc 88,245 12,446
Marlin Business Services Corp 819 19
Moelis & Co 174,686 10,350
Mr Cooper Group Inc
(d)
6,768 252
Navient Corp 106,969 2,186
Nelnet Inc 1,603 121
Ocwen Financial Corp
(d)
775 20
Oportun Financial Corp
(d)
1,985 42
Oppenheimer Holdings Inc 860 39
PennyMac Financial Services Inc 3,370 212
Piper Sandler Cos 1,688 207
PJT Partners Inc 361 28
PRA Group Inc
(d)
11,056 429
Regional Management Corp 8,710 451
Sculptor Capital Management Inc 2,053 48
SLM Corp 30,800 580
StepStone Group Inc 26,136 1,189
Stifel Financial Corp 6,140 409
StoneX Group Inc
(d)
1,463 94
Velocity Financial Inc
(d)
814 10
Virtus Investment Partners Inc 3,600 994
WisdomTree Investments Inc 3,295 20
World Acceptance Corp
(d)
423 80
$ 47,079
Electric - 1 .40%
ALLETE Inc 41,031 2,885
Avista Corp 65,589 2,809
Black Hills Corp 6,016 407
Clearway Energy Inc - Class A 2,488 67
Clearway Energy Inc - Class C 5,863 168
Hawaiian Electric Industries Inc 56,900 2,466
MGE Energy Inc 3,476 272
NorthWestern Corp 4,846 300
Ormat Technologies Inc 4,325 302
Otter Tail Corp 53,625 2,723

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
PNM Resources Inc 62,209 $ 3,007
Portland General Electric Co 70,138 3,430
Spark Energy Inc 159 2
Unitil Corp 1,410 75
$ 18,913
Electrical Components & Equipment - 0 .96%
Acuity Brands Inc 8,000 1,403
American Superconductor Corp
(d)
2,523 35
Belden Inc 53,320 2,613
Encore Wire Corp 30,659 2,405
Energizer Holdings Inc 42,900 1,838
EnerSys 30,646 3,024
Graham Corp 42,034 575
Insteel Industries Inc 1,624 63
Powell Industries Inc 37,418 1,089
$ 13,045
Electronics - 2 .37%
Allied Motion Technologies Inc 88 3
Atkore Inc
(d)
9,600 721
Avnet Inc 62,500 2,582
Benchmark Electronics Inc 3,442 91
Brady Corp 4,500 246
Comtech Telecommunications Corp 95,129 2,376
FARO Technologies Inc
(d)
866 63
Fluidigm Corp
(d)
6,472 48
Identiv Inc
(d)
169 3
II-VI Inc
(d)
114,028 7,960
Itron Inc
(d)
771 76
Jabil Inc 136,140 8,106
Kimball Electronics Inc
(d)
61,374 1,251
Knowles Corp
(d)
8,491 170
Mesa Laboratories Inc 466 137
NVE Corp 16,439 1,234
OSI Systems Inc
(d)
1,449 145
Plexus Corp
(d)
7,610 687
Sanmina Corp
(d)
83,088 3,192
Stoneridge Inc
(d)
2,106 61
TTM Technologies Inc
(d)
10,221 143
Turtle Beach Corp
(d)
318 10
Vishay Intertechnology Inc 124,143 2,748
Vishay Precision Group Inc
(d)
1,149 42
$ 32,095
Energy - Alternate Sources - 0 .27%
Advent Technologies Holdings Inc
(d),(e)
474 4
Aemetis Inc
(d),(e)
2,210 19
Alto Ingredients Inc
(d)
6,821 36
Array Technologies Inc
(d)
9,333 126
Beam Global
(d)
144 4
Cleanspark Inc
(d),(e)
3,120 42
FuelCell Energy Inc
(d),(e)
7,104 45
FutureFuel Corp 66,829 568
Gevo Inc
(d),(e)
18,624 113
Green Plains Inc
(d)
19,188 679
Renewable Energy Group Inc
(d)
4,272 262
REX American Resources Corp
(d)
18,232 1,495
Sunnova Energy International Inc
(d)
7,003 267
SunPower Corp
(d)
1,562 39
$ 3,699
Engineering & Construction - 1 .39%
Arcosa Inc 4,622 253
Atlas Technical Consultants Inc
(d)
1,057 10
Comfort Systems USA Inc 18,100 1,353
Concrete Pumping Holdings Inc
(d)
2,458 21
Dycom Industries Inc
(d)
527 37
EMCOR Group Inc 18,084 2,203
Fluor Corp
(d)
145,152 2,418
Granite Construction Inc 4,363 168
Great Lakes Dredge & Dock Corp
(d)
169,877 2,616
Infrastructure and Energy Alternatives Inc
(d)
1,178 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MasTec Inc
(d)
6,613 $ 669
Mistras Group Inc
(d)
1,901 20
MYR Group Inc
(d)
18,165 1,737
NV5 Global Inc
(d)
927 88
Primoris Services Corp 82,989 2,482
Star Group LP 82,704 975
Sterling Construction Co Inc
(d)
64,482 1,416
Tutor Perini Corp
(d)
131,363 1,848
WillScot Mobile Mini Holdings Corp
(d)
16,896 485
$ 18,813
Entertainment - 2 .15%
AMC Entertainment Holdings Inc
(d),(e)
38,869 1,439
Chicken Soup For The Soul Entertainment Inc
(d),(e)
803 29
Cinemark Holdings Inc
(d)
23,475 365
Eros STX Global Corp
(d)
29,976 33
Everi Holdings Inc
(d)
304,825 6,917
GAN Ltd
(d)
3,419 52
Hall of Fame Resort & Entertainment Co
(d)
5,234 16
IMAX Corp
(d)
4,291 69
International Game Technology PLC
(d)
546,668 10,250
Lions Gate Entertainment Corp - A shares
(d)
5,553 83
Lions Gate Entertainment Corp - B shares
(d)
10,994 147
Madison Square Garden Entertainment Corp
(d)
6,800 475
Monarch Casino & Resort Inc
(d)
234 15
Scientific Games Corp
(d)
148,468 9,162
SeaWorld Entertainment Inc
(d)
2,200 104
$ 29,156
Environmental Control - 0 .06%
Casella Waste Systems Inc
(d)
370 25
CECO Environmental Corp
(d)
2,913 20
Centrus Energy Corp
(d)
898 21
Harsco Corp
(d)
4,316 87
Heritage-Crystal Clean Inc
(d)
912 26
Pure Cycle Corp
(d)
246 4
US Ecology Inc
(d)
18,673 654
$ 837
Food - 2 .07%
AquaBounty Technologies Inc
(d)
3,331 17
B&G Foods Inc
(e)
67,511 1,939
BellRing Brands Inc
(d)
19,181 634
Cal-Maine Foods Inc 3,402 119
Chefs' Warehouse Inc/The
(d)
2,814 81
HF Foods Group Inc
(d)
3,350 17
Hostess Brands Inc
(d)
54,932 884
Ingles Markets Inc 36,991 2,210
John B Sanfilippo & Son Inc 285 26
Laird Superfood Inc
(d)
140 4
Lancaster Colony Corp 220 44
Landec Corp
(d)
2,431 27
Nathan's Famous Inc 87 6
Natural Grocers by Vitamin Cottage Inc 108,728 1,215
Nomad Foods Ltd
(d)
281,640 7,357
Performance Food Group Co
(d)
199,495 9,141
Sanderson Farms Inc 276 52
Seneca Foods Corp - Class A
(d)
586 32
Simply Good Foods Co/The
(d)
7,628 286
SpartanNash Co 22,558 439
Sprouts Farmers Market Inc
(d)
25,039 615
Tootsie Roll Industries Inc 1,481 51
TreeHouse Foods Inc
(d)
4,961 220
United Natural Foods Inc
(d)
4,988 165
Village Super Market Inc 48,456 1,092
Weis Markets Inc 24,974 1,315
Whole Earth Brands Inc
(d)
3,562 46
$ 28,034
Food Service - 0 .01%
Healthcare Services Group Inc 3,395 89

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .25%
Clearwater Paper Corp
(d)
1,570 $ 46
Domtar Corp
(d)
18,369 1,009
Glatfelter Corp 49,241 750
Mercer International Inc 118,600 1,379
Neenah Inc 1,607 81
Schweitzer-Mauduit International Inc 2,985 117
Verso Corp 2,915 56
$ 3,438
Gas - 1 .74%
Brookfield Infrastructure Corp
(e)
3,492 226
Chesapeake Utilities Corp 1,643 205
New Jersey Resources Corp 9,219 355
Northwest Natural Holding Co 2,911 152
ONE Gas Inc 5,032 371
South Jersey Industries Inc 97,576 2,456
Southwest Gas Holdings Inc 143,464 10,033
Spire Inc 137,679 9,768
$ 23,566
Hand & Machine Tools - 0 .02%
Kennametal Inc 7,976 289
Luxfer Holdings PLC 1,543 32
$ 321
Healthcare - Products - 1 .78%
Alphatec Holdings Inc
(d)
636 9
AngioDynamics Inc
(d)
3,527 94
Apria Inc
(d)
17,798 561
Asensus Surgical Inc
(d),(e)
15,345 36
Avanos Medical Inc
(d)
4,589 174
Avantor Inc
(d)
272,575 10,243
Bioventus Inc
(d)
135 2
Castle Biosciences Inc
(d)
163 11
CryoLife Inc
(d)
429 12
Haemonetics Corp
(d)
1,524 93
Hanger Inc
(d)
112,791 2,768
Hologic Inc
(d)
95,410 7,160
Integer Holdings Corp
(d)
3,134 307
Invacare Corp
(d)
3,182 23
Lantheus Holdings Inc
(d)
5,494 144
LivaNova PLC
(d)
914 79
Meridian Bioscience Inc
(d)
32,717 671
Merit Medical Systems Inc
(d)
536 38
MiMedx Group Inc
(d),(e)
3,515 43
Misonix Inc
(d)
538 14
NanoString Technologies Inc
(d)
345 21
Natus Medical Inc
(d)
3,214 86
Neogen Corp
(d)
624 27
OraSure Technologies Inc
(d)
6,824 80
Orthofix Medical Inc
(d)
1,803 72
Patterson Cos Inc 38,184 1,189
SeaSpine Holdings Corp
(d)
1,493 29
Sientra Inc
(d)
836 7
Talis Biomedical Corp
(d),(e)
1,374 14
Utah Medical Products Inc 287 26
Varex Imaging Corp
(d)
3,169 86
$ 24,119
Healthcare - Services - 2 .20%
Addus HomeCare Corp
(d)
841 73
American Well Corp
(d)
76,086 886
Brookdale Senior Living Inc
(d)
17,659 133
Community Health Systems Inc
(d)
1,538 20
Fulgent Genetics Inc
(d),(e)
1,697 157
Invitae Corp
(d)
14,206 398
Magellan Health Inc
(d)
2,263 213
MEDNAX Inc
(d)
51,005 1,485
ModivCare Inc
(d)
791 134
Molina Healthcare Inc
(d)
41,080 11,215
National HealthCare Corp 1,197 93
Neuronetics Inc
(d)
299 4
OPKO Health Inc
(d)
37,089 128
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Personalis Inc
(d)
3,132 $ 66
SOC Telemed Inc
(d)
992 5
Syneos Health Inc
(d)
153,695 13,782
Tenet Healthcare Corp
(d)
8,929 641
Tivity Health Inc
(d)
1,723 43
Triple-S Management Corp
(d)
15,178 370
Viemed Healthcare Inc
(d)
2,834 20
$ 29,866
Home Builders - 1 .76%
Beazer Homes USA Inc
(d)
2,790 51
Cavco Industries Inc
(d)
258 61
Century Communities Inc 41,643 2,891
Forestar Group Inc
(d)
1,205 25
Green Brick Partners Inc
(d)
28,199 707
Hovnanian Enterprises Inc
(d)
487 51
Installed Building Products Inc 35,965 4,316
KB Home 21,909 929
Landsea Homes Corp
(d)
692 6
LGI Homes Inc
(d)
11,200 1,914
M/I Homes Inc
(d)
47,037 3,043
MDC Holdings Inc 3,971 212
Meritage Homes Corp
(d)
36,119 3,922
Taylor Morrison Home Corp
(d)
102,632 2,753
Tri Pointe Homes Inc
(d)
125,880 3,037
$ 23,918
Home Furnishings - 0 .46%
Daktronics Inc
(d)
3,672 22
Ethan Allen Interiors Inc 91,926 2,185
Flexsteel Industries Inc 629 22
Hamilton Beach Brands Holding Co 507 9
Herman Miller Inc 47,617 2,055
Hooker Furniture Corp 51,980 1,726
iRobot Corp
(d),(e)
243 21
Sleep Number Corp
(d)
1,173 116
Universal Electronics Inc
(d)
1,269 59
VOXX International Corp
(d)
1,482 17
$ 6,232
Housewares - 0 .06%
Lifetime Brands Inc 1,233 18
Tupperware Brands Corp
(d)
39,630 828
$ 846
Insurance - 5 .37%
Ambac Financial Group Inc
(d)
134,513 1,953
American Equity Investment Life Holding Co 71,902 2,307
American National Group Inc 6,110 1,008
AMERISAFE Inc 9,013 516
Argo Group International Holdings Ltd 17,791 928
Assured Guaranty Ltd 33,300 1,592
Axis Capital Holdings Ltd 48,300 2,457
Brighthouse Financial Inc
(d)
32,200 1,387
Brown & Brown Inc 162,490 8,839
Citizens Inc/TX
(d),(e)
4,687 25
CNO Financial Group Inc 113,050 2,582
Crawford & Co 1,604 17
Donegal Group Inc 1,385 21
eHealth Inc
(d)
1,638 85
Employers Holdings Inc 55,546 2,306
Enstar Group Ltd
(d)
10,581 2,720
Essent Group Ltd 74,407 3,361
First American Financial Corp 118,865 8,001
Genworth Financial Inc
(d)
48,385 162
Global Indemnity Group LLC 25,729 662
Goosehead Insurance Inc 1,423 171
Greenlight Capital Re Ltd
(d)
2,716 24
Hanover Insurance Group Inc/The 18,700 2,541
HCI Group Inc 538 54
Heritage Insurance Holdings Inc 2,164 16
Horace Mann Educators Corp 69,261 2,757
Independence Holding Co 407 18

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Investors Title Co 112 $ 19
James River Group Holdings Ltd 16,393 596
Maiden Holdings Ltd
(d)
6,626 22
MBIA Inc
(d)
4,629 60
MetroMile Inc
(d)
3,500 25
National Western Life Group Inc 8,720 1,813
NI Holdings Inc
(d)
845 17
NMI Holdings Inc
(d)
90,913 2,001
ProAssurance Corp 43,164 875
ProSight Global Inc
(d)
896 11
Radian Group Inc 125,147 2,826
RLI Corp 286 31
Safety Insurance Group Inc 4,280 328
Selective Insurance Group Inc 114,581 9,321
SiriusPoint Ltd
(d)
258,642 2,535
State Auto Financial Corp 1,658 83
Stewart Information Services Corp 29,625 1,748
Tiptree Inc 2,163 21
Trean Insurance Group Inc
(d)
278,840 3,762
United Fire Group Inc 1,962 49
United Insurance Holdings Corp 2,257 10
Universal Insurance Holdings Inc 2,583 37
$ 72,700
Internet - 0 .15%
Cars.com Inc
(d)
5,667 69
ChannelAdvisor Corp
(d)
818 19
comScore Inc
(d)
6,557 26
Digital Media Solutions Inc
(d),(e)
168 1
ePlus Inc
(d)
15,667 1,449
Groupon Inc
(d)
313 11
HealthStream Inc
(d)
2,424 71
Lands' End Inc
(d)
1,366 52
Limelight Networks Inc
(d)
11,871 33
MediaAlpha Inc
(d)
194 7
Revolve Group Inc
(d)
1,269 88
Stamps.com Inc
(d)
547 179
TrueCar Inc
(d)
9,388 49
VirnetX Holding Corp
(d)
6,050 25
Yelp Inc
(d)
502 19
$ 2,098
Investment Companies - 0 .00%
Altus Midstream Co 284 18
Iron & Steel - 0 .17%
Allegheny Technologies Inc
(d)
4,750 98
Carpenter Technology Corp 4,544 173
Commercial Metals Co 51,260 1,681
Schnitzer Steel Industries Inc 6,467 339
$ 2,291
Leisure Products & Services - 0 .39%
Acushnet Holdings Corp 2,291 118
Callaway Golf Co
(d)
11,043 350
Drive Shack Inc
(d)
4,028 10
Escalade Inc 718 16
Johnson Outdoors Inc 16,288 1,928
Liberty TripAdvisor Holdings Inc
(d)
1,918 8
Nautilus Inc
(d)
21,494 311
OneSpaWorld Holdings Ltd
(d)
2,544 25
OneWater Marine Inc 47,700 2,241
Vista Outdoor Inc
(d)
5,575 225
$ 5,232
Lodging - 0 .25%
Bluegreen Vacations Holding Corp
(d)
1,441 25
Hilton Grand Vacations Inc
(d)
44,407 1,806
Marcus Corp/The
(d)
2,175 35
Target Hospitality Corp
(d)
913 3
Travel + Leisure Co 28,900 1,497
$ 3,366
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .17%
Argan Inc 1,421 $ 64
Astec Industries Inc 2,162 132
Babcock & Wilcox Enterprises Inc
(d)
3,724 27
Hyster-Yale Materials Handling Inc 27,868 1,996
Manitowoc Co Inc/The
(d)
3,272 76
$ 2,295
Machinery - Diversified - 1 .90%
AgEagle Aerial Systems Inc
(d),(e)
2,438 10
Alamo Group Inc 53,651 7,874
Albany International Corp 2,348 203
Altra Industrial Motion Corp 6,182 388
Cactus Inc 27,600 995
Chart Industries Inc
(d)
1,390 216
Columbus McKinnon Corp/NY 2,653 123
Crane Co 16,800 1,633
DXP Enterprises Inc/TX
(d)
63,198 2,063
Eastman Kodak Co
(d),(e)
290 2
Flowserve Corp 33,300 1,402
Gorman-Rupp Co/The 1,767 63
GrafTech International Ltd 218,267 2,482
Ichor Holdings Ltd
(d)
70,830 3,653
Lindsay Corp 99 16
Mueller Water Products Inc - Class A 104,522 1,549
NN Inc
(d)
3,963 27
Ranpak Holdings Corp
(d)
2,721 70
SPX FLOW Inc 3,692 303
Thermon Group Holdings Inc
(d)
149,471 2,490
Watts Water Technologies Inc 1,157 174
$ 25,736
Media - 1 .64%
AMC Networks Inc
(d)
13,879 695
CuriosityStream Inc
(d),(e)
2,041 22
Entercom Communications Corp
(d)
11,252 40
Entravision Communications Corp 126,595 778
EW Scripps Co/The 5,465 104
Gannett Co Inc
(d)
98,727 569
Gray Television Inc 8,153 181
Hemisphere Media Group Inc
(d)
1,515 19
Houghton Mifflin Harcourt Co
(d)
895 10
iHeartMedia Inc
(d)
29,893 773
Liberty Latin America Ltd - Class A
(d)
4,089 56
Liberty Latin America Ltd - Class C
(d)
50,238 695
Media General Inc - Rights
(d),(f)
15,053 1
Meredith Corp
(d)
1,403 61
Scholastic Corp 2,730 92
Sinclair Broadcast Group Inc 312,504 8,841
TEGNA Inc 520,129 9,217
Thryv Holdings Inc
(d)
141 5
Value Line Inc 12 —
WideOpenWest Inc
(d)
1,872 42
$ 22,201
Metal Fabrication & Hardware - 0 .86%
AZZ Inc 47,257 2,504
L B Foster Co
(d)
1,300 24
Mayville Engineering Co Inc
(d)
850 15
Mueller Industries Inc 45,969 1,995
Northwest Pipe Co
(d)
879 25
Olympic Steel Inc 852 26
Park-Ohio Holdings Corp 831 24
Proto Labs Inc
(d)
2,227 174
RBC Bearings Inc
(d)
2,024 476
Rexnord Corp 14,299 805
Ryerson Holding Corp 15,696 247
Standex International Corp 1,148 106
TimkenSteel Corp
(d)
4,236 56
Tredegar Corp 81,966 1,071
TriMas Corp
(d)
25,422 832
Valmont Industries Inc 7,755 1,837

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Worthington Industries Inc 22,604 $ 1,446
$ 11,663
Mining - 0 .44%
Alcoa Corp
(d)
19,907 799
Arconic Corp
(d)
10,533 379
Century Aluminum Co
(d)
4,629 67
Coeur Mining Inc
(d)
7,352 56
Compass Minerals International Inc 27,000 1,851
Constellium SE
(d)
11,712 221
Energy Fuels Inc/Canada
(d),(e)
1,881 10
Gatos Silver Inc
(d),(e)
602 8
Hecla Mining Co 35,769 239
Kaiser Aluminum Corp 19,468 2,369
PolyMet Mining Corp
(d)
2,205 7
United States Lime & Minerals Inc 173 24
Ur-Energy Inc
(d)
1,586 2
$ 6,032
Miscellaneous Manufacturers - 2 .49%
American Outdoor Brands Inc
(d)
1,341 36
Chase Corp 523 61
EnPro Industries Inc 30,631 2,852
ESCO Technologies Inc 2,234 211
Fabrinet
(d)
131,896 12,467
Federal Signal Corp 287,900 11,404
Haynes International Inc 1,155 44
Hillenbrand Inc 61,034 2,764
Lydall Inc
(d)
919 56
Materion Corp 1,187 85
Myers Industries Inc 1,833 39
NL Industries Inc 722 4
Sturm Ruger & Co Inc 19,281 1,434
Trinity Industries Inc 8,278 224
Trinseo SA 38,500 2,093
$ 33,774
Office Furnishings - 0 .41%
CompX International Inc 142 3
HNI Corp 3,720 139
Interface Inc 138,812 2,002
Kimball International Inc 93,498 1,157
Steelcase Inc 168,418 2,315
$ 5,616
Oil & Gas - 3 .81%
Amplify Energy Corp
(d)
28,700 94
Antero Resources Corp
(d)
24,004 326
Berry Corp 259,537 1,440
Bonanza Creek Energy Inc 58,341 2,244
Brigham Minerals Inc 4,161 82
California Resources Corp
(d)
74,022 2,081
Callon Petroleum Co
(d)
507 20
Centennial Resource Development Inc/DE
(d)
15,082 79
Chesapeake Energy Corp 19,413 1,050
CNX Resources Corp
(d)
20,878 253
Comstock Resources Inc
(d)
413,411 2,513
CVR Energy Inc 31,185 426
Delek US Holdings Inc 6,261 109
Earthstone Energy Inc
(d)
172,238 1,693
Extraction Oil & Gas Inc
(d)
896 40
Falcon Minerals Corp 786 4
Helmerich & Payne Inc 10,047 288
HighPeak Energy Inc 575 6
HollyFrontier Corp 36,700 1,079
Kosmos Energy Ltd
(d)
1,028,621 2,376
Laredo Petroleum Inc
(d)
873 48
Murphy Oil Corp 106,483 2,312
Nabors Industries Ltd
(d)
673 59
Northern Oil and Gas Inc 138,661 2,395
Oasis Petroleum Inc 23,185 2,126
Ovintiv Inc 349,845 8,977
Par Pacific Holdings Inc
(d)
70,367 1,153
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 17,800 $ 143
PBF Energy Inc
(d)
9,169 84
PDC Energy Inc 157,921 6,245
Penn Virginia Corp
(d)
133,366 2,466
Range Resources Corp
(d)
194,217 2,958
Riley Exploration Permian Inc 233 5
SM Energy Co 11,124 208
Southwestern Energy Co
(d)
766,244 3,609
Talos Energy Inc
(d)
2,973 34
W&T Offshore Inc
(d)
9,091 37
Whiting Petroleum Corp
(d)
55,957 2,624
$ 51,686
Oil & Gas Services - 1 .95%
Archrock Inc 12,867 111
Bristow Group Inc
(d)
615 16
ChampionX Corp
(d)
189,108 4,395
Core Laboratories NV 11,100 370
Dril-Quip Inc
(d)
53,248 1,522
Frank's International NV
(d),(e)
747,102 2,054
FTS International Inc
(d)
845 17
Helix Energy Solutions Group Inc
(d)
290,356 1,205
Liberty Oilfield Services Inc
(d)
135,193 1,378
Matrix Service Co
(d)
123,430 1,347
MRC Global Inc
(d)
7,679 70
National Energy Services Reunited Corp
(d)
101,037 1,304
Newpark Resources Inc
(d)
146,093 471
NexTier Oilfield Solutions Inc
(d)
629,286 2,404
NOW Inc
(d)
46,307 457
Oceaneering International Inc
(d)
9,420 125
Oil States International Inc
(d)
102,825 582
ProPetro Holding Corp
(d)
118,244 892
RPC Inc
(d)
6,444 27
Select Energy Services Inc
(d)
175,255 1,043
Solaris Oilfield Infrastructure Inc 182,569 1,588
TechnipFMC PLC
(d)
681,615 4,922
TETRA Technologies Inc
(d)
3,068 9
US Silica Holdings Inc
(d)
6,928 70
$ 26,379
Packaging & Containers - 0 .03%
Greif Inc - Class A 2,111 128
Greif Inc - Class B 484 30
Matthews International Corp 2,950 102
Pactiv Evergreen Inc 4,101 59
UFP Technologies Inc
(d)
574 34
$ 353
Pharmaceuticals - 0 .60%
AdaptHealth Corp
(d)
7,519 168
Aduro Biotech
(d)
161 —
Aeglea BioTherapeutics Inc
(d)
3,853 24
Agios Pharmaceuticals Inc
(d)
5,877 283
Akebia Therapeutics Inc
(d)
8,699 21
Amphastar Pharmaceuticals Inc
(d)
2,461 51
Anika Therapeutics Inc
(d)
1,373 55
Artana Therapeutics
(d),(f)
581 —
Athenex Inc
(d),(e)
3,396 13
Catalyst Pharmaceuticals Inc
(d)
9,262 54
Chimerix Inc
(d)
1,968 13
Citius Pharmaceuticals Inc
(d)
10,652 20
CorMedix Inc
(d)
3,272 19
Covetrus Inc
(d)
9,874 251
Cytokinetics Inc
(d)
464 14
Eagle Pharmaceuticals Inc/DE
(d)
587 27
Enanta Pharmaceuticals Inc
(d)
1,623 68
Endo International PLC
(d)
21,872 111
Foghorn Therapeutics Inc
(d)
1,584 14
Fulcrum Therapeutics Inc
(d)
2,110 15
G1 Therapeutics Inc
(d)
1,534 26
Gritstone bio Inc
(d)
3,849 26
Hookipa Pharma Inc
(d)
874 7

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ideaya Biosciences Inc
(d)
2,031 $ 50
Jounce Therapeutics Inc
(d)
3,142 16
Kala Pharmaceuticals Inc
(d),(e)
1,852 6
Kura Oncology Inc
(d)
6,060 115
MannKind Corp
(d)
21,157 87
Mirum Pharmaceuticals Inc
(d)
214 3
Nature's Sunshine Products Inc 1,127 20
Neoleukin Therapeutics Inc
(d)
2,570 18
NexImmune Inc
(d),(e)
256 3
Option Care Health Inc
(d)
10,554 219
ORIC Pharmaceuticals Inc
(d)
2,416 40
Owens & Minor Inc 1,202 56
Passage Bio Inc
(d)
3,536 42
Prestige Consumer Healthcare Inc
(d)
4,777 251
Prometheus Biosciences Inc
(d)
936 20
Reata Pharmaceuticals Inc
(d)
341 43
Reneo Pharmaceuticals Inc
(d)
239 2
Rhythm Pharmaceuticals Inc
(d)
4,200 73
Spero Therapeutics Inc
(d)
133 2
Supernus Pharmaceuticals Inc
(d)
4,685 123
Syros Pharmaceuticals Inc
(d)
2,831 13
Taro Pharmaceutical Industries Ltd
(d)
34,000 2,421
Tonix Pharmaceuticals Holding Corp
(d),(e)
30,647 22
Trevena Inc
(d)
10,077 13
USANA Health Sciences Inc
(d)
19,400 1,848
Vanda Pharmaceuticals Inc
(d)
72,525 1,183
Vaxcyte Inc
(d)
2,692 58
Zogenix Inc
(d)
5,348 87
$ 8,114
Pipelines - 0 .29%
Equitrans Midstream Corp 338,632 2,784
Golar LNG Ltd
(d)
9,809 109
Rattler Midstream LP 96,200 1,001
$ 3,894
Private Equity - 0 .13%
Victory Capital Holdings Inc 55,739 1,699
Real Estate - 0 .38%
FRP Holdings Inc
(d)
635 38
Kennedy-Wilson Holdings Inc 11,457 231
Legacy Housing Corp
(d)
763 14
Marcus & Millichap Inc
(d)
1,982 79
McGrath RentCorp 718 56
Radius Global Infrastructure Inc
(d)
4,194 64
RE/MAX Holdings Inc 53,963 1,852
Realogy Holdings Corp
(d)
10,990 195
RMR Group Inc/The 65,405 2,566
$ 5,095
REITs - 3 .07%
Acadia Realty Trust 37,436 801
Agree Realty Corp 6,417 482
Alexander & Baldwin Inc 6,834 137
Alexander's Inc 6,500 1,812
American Assets Trust Inc 4,766 176
American Finance Trust Inc 9,886 84
Apartment Investment and Management Co 14,213 99
Apollo Commercial Real Estate Finance Inc 25,989 396
Apple Hospitality REIT Inc 20,040 300
Arbor Realty Trust Inc 12,140 222
Ares Commercial Real Estate Corp 3,595 54
Armada Hoffler Properties Inc 5,696 74
ARMOUR Residential REIT Inc 6,745 70
Ashford Hospitality Trust Inc
(d)
1,040 17
Blackstone Mortgage Trust Inc 13,213 428
Braemar Hotels & Resorts Inc
(d)
4,243 22
Brandywine Realty Trust 16,193 226
BrightSpire Capital Inc 209,306 1,991
Broadmark Realty Capital Inc 12,234 127
Broadstone Net Lease Inc 13,578 353
BRT Apartments Corp 1,041 18
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Capstead Mortgage Corp 9,060 $ 58
CareTrust REIT Inc 9,208 222
CatchMark Timber Trust Inc 1,369 16
Centerspace 1,261 114
Chatham Lodging Trust
(d)
4,560 56
Chimera Investment Corp 21,969 323
City Office REIT Inc 4,001 52
Clipper Realty Inc 240 2
Columbia Property Trust Inc 10,940 182
Community Healthcare Trust Inc 802 40
CorePoint Lodging Inc
(d)
3,703 50
Corporate Office Properties Trust 10,780 317
CTO Realty Growth Inc 556 31
DiamondRock Hospitality Co
(d)
19,961 172
DigitalBridge Group Inc
(d)
45,632 318
Diversified Healthcare Trust 22,555 88
Dynex Capital Inc 71,356 1,246
Easterly Government Properties Inc 23,117 525
Ellington Financial Inc 3,898 71
Empire State Realty Trust Inc 13,645 156
Equity Commonwealth 11,192 294
Essential Properties Realty Trust Inc 11,171 333
Farmland Partners Inc 2,455 31
Four Corners Property Trust Inc 7,258 208
Franklin Street Properties Corp 9,848 51
GEO Group Inc/The 11,201 78
Getty Realty Corp 3,800 120
Gladstone Commercial Corp 2,483 58
Gladstone Land Corp 977 23
Global Medical REIT Inc 5,408 84
Global Net Lease Inc 9,163 169
Granite Point Mortgage Trust Inc 51,568 728
Great Ajax Corp 93,919 1,191
Healthcare Realty Trust Inc 44,242 1,410
Hersha Hospitality Trust
(d)
3,206 30
Independence Realty Trust Inc 9,748 188
Indus Realty Trust Inc 119 8
Industrial Logistics Properties Trust 6,151 167
Innovative Industrial Properties Inc 1,078 232
Invesco Mortgage Capital Inc 23,679 81
iStar Inc 51,894 1,258
Kite Realty Group Trust 7,884 159
KKR Real Estate Finance Trust Inc 3,080 66
Ladder Capital Corp 10,842 124
Lexington Realty Trust 26,185 344
LTC Properties Inc 3,711 140
Macerich Co/The 18,861 307
Mack-Cali Realty Corp
(d)
8,379 151
MFA Financial Inc 190,421 890
Monmouth Real Estate Investment Corp 7,797 148
National Health Investors Inc 4,174 285
NETSTREIT Corp 3,783 98
New Senior Investment Group Inc 7,770 72
New York Mortgage Trust Inc 36,234 158
NexPoint Residential Trust Inc 1,718 101
Office Properties Income Trust 4,525 131
One Liberty Properties Inc 1,479 45
Orchid Island Capital Inc 9,045 45
Outfront Media Inc 11,123 266
Paramount Group Inc 17,815 174
Pebblebrook Hotel Trust 119,005 2,676
PennyMac Mortgage Investment Trust 7,507 148
Physicians Realty Trust 20,581 390
Piedmont Office Realty Trust Inc 30,954 589
Plymouth Industrial REIT Inc 2,790 64
Postal Realty Trust Inc 1,146 22
PotlatchDeltic Corp 6,301 327
Preferred Apartment Communities Inc 4,779 50
PS Business Parks Inc 287 44

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
QTS Realty Trust Inc 3,796 $ 295
Ready Capital Corp 5,444 82
Redwood Trust Inc 10,784 128
Retail Opportunity Investments Corp 11,094 196
Retail Properties of America Inc 20,472 258
Retail Value Inc 1,668 41
RLJ Lodging Trust 15,622 224
RPT Realty 7,657 98
Ryman Hospitality Properties Inc
(d)
415 32
Sabra Health Care REIT Inc 20,581 383
Safehold Inc 564 51
Saul Centers Inc 107 5
Seritage Growth Properties
(d)
88,138 1,398
Service Properties Trust 15,661 174
SITE Centers Corp 16,535 262
STAG Industrial Inc 15,357 635
Summit Hotel Properties Inc
(d)
9,821 88
Sunstone Hotel Investors Inc
(d)
690,942 7,974
Tanger Factory Outlet Centers Inc 6,842 117
Terreno Realty Corp 6,543 447
TPG RE Finance Trust Inc 65,986 869
Two Harbors Investment Corp 29,931 192
UMH Properties Inc 544 13
Uniti Group Inc 18,559 217
Universal Health Realty Income Trust 115 7
Urban Edge Properties 11,048 210
Urstadt Biddle Properties Inc 2,798 53
Washington Real Estate Investment Trust 8,077 196
Whitestone REIT 3,759 33
Xenia Hotels & Resorts Inc
(d)
10,872 192
$ 41,554
Retail - 4 .82%
Abercrombie & Fitch Co
(d)
5,361 203
Academy Sports & Outdoors Inc
(d)
33,953 1,258
American Eagle Outfitters Inc 41,500 1,431
America's Car-Mart Inc/TX
(d)
89 14
Asbury Automotive Group Inc
(d)
12,773 2,624
Barnes & Noble Education Inc
(d)
3,663 31
Bassett Furniture Industries Inc 884 20
Beacon Roofing Supply Inc
(d)
1,335 71
Bed Bath & Beyond Inc
(d)
9,301 265
Big 5 Sporting Goods Corp
(e)
56,083 1,230
Big Lots Inc 6,611 381
Biglari Holdings Inc
(d)
77 13
BJ's Restaurants Inc
(d)
193 8
BJ's Wholesale Club Holdings Inc
(d)
9,567 484
BlueLinx Holdings Inc
(d)
20,400 876
Brinker International Inc
(d)
31,200 1,695
Buckle Inc/The 10,246 431
Cannae Holdings Inc
(d)
8,333 277
CarLotz Inc
(d),(e)
4,144 18
Carrols Restaurant Group Inc
(d)
3,328 16
Cato Corp/The 128,188 2,115
Chico's FAS Inc
(d)
9,022 56
Chuy's Holdings Inc
(d)
1,009 33
Clean Energy Fuels Corp
(d)
13,269 100
Conn's Inc
(d)
1,699 38
Container Store Group Inc/The
(d)
2,957 31
Dave & Buster's Entertainment Inc
(d)
2,220 74
Del Taco Restaurants Inc 2,804 24
Denny's Corp
(d)
1,425 20
Dillard's Inc
(e)
600 110
El Pollo Loco Holdings Inc
(d)
1,814 34
Fiesta Restaurant Group Inc
(d)
1,676 22
FirstCash Inc 3,569 283
Foot Locker Inc 22,600 1,290
Franchise Group Inc
(e)
36,930 1,254
Genesco Inc
(d)
44,296 2,545
GMS Inc
(d)
4,077 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Group 1 Automotive Inc 37,517 $ 6,518
Guess? Inc 3,339 75
Haverty Furniture Cos Inc 11,636 418
Hibbett Inc 27,315 2,422
Jack in the Box Inc 17,596 1,915
La-Z-Boy Inc 63,685 2,138
Lazydays Holdings Inc
(d)
696 15
Lithia Motors Inc 1,248 471
Lumber Liquidators Holdings Inc
(d)
2,730 52
Macy's Inc
(d)
29,982 510
MarineMax Inc
(d)
29,088 1,565
Movado Group Inc 1,460 44
Nu Skin Enterprises Inc 26,725 1,435
ODP Corp/The
(d)
48,027 2,273
PC Connection Inc 41,720 1,984
Penske Automotive Group Inc 16,700 1,480
PetMed Express Inc
(e)
20,518 644
Potbelly Corp
(d)
43,300 302
PriceSmart Inc 2,075 186
Regis Corp
(d)
295 2
Rite Aid Corp
(d)
28,811 438
Rush Enterprises Inc - Class A 224,741 10,560
Rush Enterprises Inc - Class B 594 26
Shift Technologies Inc
(d),(e)
4,740 40
Shoe Carnival Inc 178 6
Signet Jewelers Ltd 1,099 71
Sonic Automotive Inc 49,686 2,711
Suburban Propane Partners LP 13,613 220
Tilly's Inc 83,425 1,237
TravelCenters of America Inc
(d)
1,188 34
Vera Bradley Inc
(d)
177,251 1,952
Winmark Corp 214 45
World Fuel Services Corp 42,335 1,459
Zumiez Inc
(d)
56,941 2,486
$ 65,309
Savings & Loans - 1 .55%
Axos Financial Inc
(d)
4,945 237
Banc of California Inc 4,220 72
Berkshire Hills Bancorp Inc 20,875 564
Brookline Bancorp Inc 111,996 1,610
Capitol Federal Financial Inc 12,400 138
Flushing Financial Corp 120,565 2,659
FS Bancorp Inc 16,893 587
Hingham Institution For Savings The 128 38
Home Bancorp Inc 703 25
HomeTrust Bancshares Inc 22,627 596
Investors Bancorp Inc 189,095 2,613
Meridian Bancorp Inc 37,024 708
Northfield Bancorp Inc 83,827 1,379
Northwest Bancshares Inc 11,678 155
OceanFirst Financial Corp 91,540 1,785
Pacific Premier Bancorp Inc 7,584 288
Provident Financial Services Inc 121,098 2,615
Southern Missouri Bancorp Inc 14,554 653
Territorial Bancorp Inc 24,468 625
Washington Federal Inc 94,249 3,042
Waterstone Financial Inc 8,307 164
WSFS Financial Corp 10,671 467
$ 21,020
Semiconductors - 2 .77%
Alpha & Omega Semiconductor Ltd
(d)
416 11
Ambarella Inc
(d)
2,567 253
Amkor Technology Inc 26,987 665
AXT Inc
(d)
3,682 38
CMC Materials Inc 55,930 8,090
Cohu Inc
(d)
8,562 303
CTS Corp 2,364 83
Diodes Inc
(d)
31,741 2,602
DSP Group Inc
(d)
2,148 35

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
EMCORE Corp
(d)
2,962 $ 26
FormFactor Inc
(d)
924 34
MKS Instruments Inc 53,940 8,438
Onto Innovation Inc
(d)
3,183 223
Photronics Inc
(d)
198,394 2,652
Rambus Inc
(d)
40,187 951
SkyWater Technology Inc
(d),(e)
71 1
Synaptics Inc
(d)
5,754 874
Tower Semiconductor Ltd
(d)
298,955 8,326
Ultra Clean Holdings Inc
(d)
70,225 3,793
Veeco Instruments Inc
(d)
4,748 110
$ 37,508
Software - 0 .58%
Agilysys Inc
(d)
194 11
Alkami Technology Inc
(d)
45 1
Allscripts Healthcare Solutions Inc
(d)
13,354 228
American Software Inc/GA 644 14
Asana Inc
(d)
570 41
Benefitfocus Inc
(d)
763 10
BM Technologies Inc
(d)
13,325 133
Bottomline Technologies DE Inc
(d)
3,487 141
Castlight Health Inc
(d)
11,253 26
Cloudera Inc
(d)
8,611 137
Computer Programs and Systems Inc 1,341 42
CSG Systems International Inc 15,253 692
Daily Journal Corp
(d)
114 38
DarioHealth Corp
(d)
1,281 19
Digi International Inc
(d)
3,219 67
DigitalOcean Holdings Inc
(d)
81 4
Donnelley Financial Solutions Inc
(d)
2,639 85
E2open Parent Holdings Inc
(d),(e)
3,983 40
Ebix Inc 48,129 1,454
eGain Corp
(d)
1,027 12
Envestnet Inc
(d)
330 25
Evolent Health Inc
(d)
5,907 136
Forian Inc
(d),(e)
171 2
Genius Brands International Inc
(d)
26,698 42
GTY Technology Holdings Inc
(d)
3,068 21
ManTech International Corp/VA 2,615 229
Model N Inc
(d)
304 10
NantHealth Inc
(d)
1,363 3
NextGen Healthcare Inc
(d)
5,356 87
ON24 Inc
(d),(e)
12,084 441
PDF Solutions Inc
(d)
2,827 53
QAD Inc 137 12
Rackspace Technology Inc
(d)
27,876 494
Smith Micro Software Inc
(d)
4,240 24
Verint Systems Inc
(d)
6,146 262
Xperi Holding Corp 135,430 2,813
$ 7,849
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,913 48
Telecommunications - 0 .95%
A10 Networks Inc
(d)
953 12
ADTRAN Inc 4,285 96
Anterix Inc
(d)
741 43
ATN International Inc 1,058 46
Aviat Networks Inc
(d)
916 34
Calix Inc
(d)
894 42
Casa Systems Inc
(d)
67,100 504
Cincinnati Bell Inc
(d)
2,809 43
Consolidated Communications Holdings Inc
(d)
6,953 53
DZS Inc
(d)
915 18
EchoStar Corp
(d)
3,941 88
Globalstar Inc
(d)
7,051 10
Gogo Inc
(d),(e)
5,236 54
Harmonic Inc
(d)
6,943 61
HC2 Holdings Inc
(d)
4,515 17
IDT Corp - Class B
(d)
470 23
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Inseego Corp
(d),(e)
6,272 $ 55
InterDigital Inc 1,769 117
Iridium Communications Inc
(d)
2,792 118
KVH Industries Inc
(d)
1,443 16
Maxar Technologies Inc 6,841 248
NeoPhotonics Corp
(d)
4,808 47
NETGEAR Inc
(d)
55,874 1,913
Ooma Inc
(d)
866 16
Plantronics Inc
(d)
1,894 59
Preformed Line Products Co 17,401 1,192
Ribbon Communications Inc
(d)
6,707 46
Shenandoah Telecommunications Co 3,047 161
Switch Inc 356,570 7,367
Telephone and Data Systems Inc 9,641 216
United States Cellular Corp
(d)
1,455 53
Viavi Solutions Inc
(d)
2,440 41
$ 12,809
Textiles - 0 .42%
Culp Inc 35,400 530
UniFirst Corp/MA 23,887 5,202
$ 5,732
Transportation - 1 .45%
AFC Gamma Inc 688 15
Air Transport Services Group Inc
(d)
5,628 136
ArcBest Corp 2,414 143
Atlas Air Worldwide Holdings Inc
(d)
18,172 1,217
Costamare Inc 5,034 55
Covenant Logistics Group Inc
(d)
1,167 25
DHT Holdings Inc 13,814 80
Dorian LPG Ltd 2,332 28
Eagle Bulk Shipping Inc
(d)
791 33
Echo Global Logistics Inc
(d)
35,658 1,103
Forward Air Corp 14,700 1,300
Frontline Ltd/Bermuda
(e)
11,212 89
Genco Shipping & Trading Ltd 3,062 54
Heartland Express Inc 37,753 643
Hoegh LNG Partners LP
(e)
13,700 75
Hub Group Inc
(d)
3,158 209
Ideanomics Inc
(d),(e)
38,889 92
International Seaways Inc 3,969 65
Landstar System Inc 17,260 2,710
Marten Transport Ltd 5,675 90
Matson Inc 35,525 2,384
Nordic American Tankers Ltd
(e)
14,371 38
PAM Transportation Services Inc
(d)
165 10
Radiant Logistics Inc
(d)
3,688 23
Safe Bulkers Inc
(d)
5,229 17
Saia Inc
(d)
29,770 6,728
Schneider National Inc 24,600 552
Scorpio Tankers Inc 4,651 76
SFL Corp Ltd 9,972 68
Teekay Corp
(d)
6,610 20
Teekay Tankers Ltd
(d)
2,272 29
Tidewater Inc
(d)
3,815 43
Universal Logistics Holdings Inc 50,982 1,175
US Xpress Enterprises Inc
(d)
2,562 22
Werner Enterprises Inc 5,273 241
Yellow Corp
(d)
4,532 24
$ 19,612
Trucking & Leasing - 0 .73%
GATX Corp 80,609 7,436
Greenbrier Cos Inc/The 57,411 2,457
Willis Lease Finance Corp
(d)
256 11
$ 9,904
Water - 0 .06%
American States Water Co 1,688 149
Artesian Resources Corp 773 30
California Water Service Group 4,848 304
Middlesex Water Co 1,034 105

Schedule of Investments
SmallCap Value Fund II
July 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
SJW Group 2,640 $ 182
York Water Co/The 475 23
$ 793
TOTAL COMMON STOCKS $ 1,308,690
Total Investments $ 1,345,445
Other Assets and Liabilities -  0.70% 9,521
TOTAL NET ASSETS - 100.00% $ 1,354,966
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,371 or
0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,966 or 0.59% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $395 or 0.03% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27 .00%
Industrial 15 .25%
Consumer, Cyclical 15 .12%
Consumer, Non-cyclical 14 .22%
Technology 7 .68%
Energy 6 .45%
Basic Materials 4 .79%
Utilities 3 .20%
Communications 2 .88%
Money Market Funds 2 .48%
Investment Companies 0 .23%
Government 0 .00%
Other Assets and Liabilities
0 .70%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales July 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,879 $ 640,714 $ 627,144 $ 30,449
$ 16,879 $ 640,714 $ 627,144 $ 30,449
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2021 Long 93 $ 10,330 $ (74)
Total $ (74)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.51% Shares Held Value (000's)
Exchange-Traded Funds - 3.51%
iShares National Muni Bond ETF 54,700 $ 6,431
iShares Short-Term National Muni Bond ETF 77,374 8,356
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
80,031 4,883
VanEck Vectors High Yield Muni ETF 113,537 7,252
$ 26,922
TOTAL INVESTMENT COMPANIES $ 26,922
MUNICIPAL BONDS - 97.03%
Principal
Amount (000's) Value (000's)
Alabama - 2.71%
Columbia Industrial Development Board
0.03%, 12/01/2037
(a)
$ 2,700 $ 2,700
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,840
5.00%, 09/01/2046 4,000 6,161
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,106
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 1,017
5.25%, 05/01/2044
(b)
2,500 2,950
$ 20,774
Arizona - 1.50%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 622
5.50%, 01/01/2054
(b)
1,500 1,437
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,361
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,405
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,649
$ 11,474
California - 9.48%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,085
Bay Area Toll Authority
0.01%, 04/01/2047
(a)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,030
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,272
5.00%, 05/15/2034 600 762
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,866
California Pollution Control Financing Authority
0.20%, 11/01/2042
(a),(b)
2,000 2,000
4.30%, 07/01/2040 2,000 2,289
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 6,157
4.00%, 05/15/2037 1,000 1,224
5.00%, 05/15/2028 2,000 2,545
5.00%, 05/15/2037
(c)
735 936
5.00%, 05/15/2039
(c)
513 650
5.00%, 05/15/2042
(c)
837 995
5.00%, 05/15/2044
(c)
1,410 1,749
5.00%, 05/15/2044
(c)
632 792
5.00%, 05/15/2044
(c)
94 117
5.00%, 05/15/2047
(c)
598 730
5.25%, 05/15/2048
(c)
342 429
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,932
5.30%, 06/01/2037 1,000 1,038
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,600
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,299
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,522
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 631
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 531
5.00%, 07/01/2030 480 633
5.00%, 07/01/2031 500 656
5.00%, 07/01/2032 455 595
5.00%, 07/01/2033 500 652
5.00%, 07/01/2034 415 540
5.00%, 07/01/2035 300 389
5.00%, 07/01/2037 450 581
5.00%, 07/01/2038 500 644
5.00%, 07/01/2040 265 340
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,337
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,040
State of California
0.01%, 05/01/2033
(a)
1,000 1,000
5.00%, 08/01/2028 2,000 2,598
University of California
4.00%, 05/15/2038 10,005 12,476
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,102
$ 72,764
Colorado - 4.52%
Colorado Educational & Cultural Facilities
Authority
0.03%, 01/01/2039
(a)
3,000 3,000
Colorado Health Facilities Authority
4.00%, 11/01/2039 6,275 7,528
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.02%, 11/01/2041
(a),(d)
1,180 1,180
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,349
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,172
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,340 1,386
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,088
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,910
4.00%, 12/15/2036
(c),(d)
6,180 7,718
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,094
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,090
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,682
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,434
5.50%, 12/01/2048 1,000 1,088
$ 34,719
Connecticut - 0.86%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
4,000 4,252

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut (continued)
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 $ 1,755 $ 2,358
$ 6,610
District of Columbia - 2.28%
District of Columbia
5.00%, 03/01/2029 4,900 6,436
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 7,250 9,769
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,260
$ 17,465
Florida - 4.56%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,446
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,243
Florida Development Finance Corp
7.38%, 01/01/2049
(b)
6,750 7,454
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,465
Lee County Industrial Development Authority/FL
0.04%, 12/01/2046
(a)
4,900 4,900
Orange County School Board
5.00%, 08/01/2032 5,000 7,038
Village Community Development District No 13
2.63%, 05/01/2024 375 385
3.00%, 05/01/2029 995 1,071
$ 35,002
Georgia - 0.65%
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,569
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,000 1,235
5.00%, 01/01/2054
(b)
1,000 1,206
$ 5,010
Illinois - 12.53%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,458
5.25%, 01/01/2037 4,000 4,907
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2028 2,000 2,555
5.00%, 06/01/2029 1,250 1,634
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,812
City of Chicago IL
5.25%, 01/01/2029 2,000 2,287
5.50%, 01/01/2049 1,000 1,262
6.00%, 01/01/2038 2,965 3,714
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 558 427
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,152
5.00%, 01/01/2032 1,000 1,151
5.00%, 01/01/2033 2,625 3,018
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,138
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,905
Illinois Finance Authority
0.00%, 12/01/2042
(e)
444 18
0.06%, 06/01/2043
(a)
5,125 5,125
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 $ 900 $ 1,113
5.00%, 06/15/2029 1,000 1,255
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 3,447
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,173
5.00%, 01/01/2040
(c)
2,009 2,365
Metropolitan Pier & Exposition Authority
4.00%, 12/15/2042
(f)
2,000 2,326
4.00%, 12/15/2047
(f)
1,000 1,151
4.00%, 06/15/2052
(f)
2,000 2,294
5.00%, 06/15/2057 700 840
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,893
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,201
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,288
5.00%, 01/01/2048 3,000 3,625
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 2,087
5.00%, 01/01/2037
(d)
2,000 2,578
State of Illinois
5.00%, 11/01/2028 4,590 5,678
5.00%, 03/01/2031 2,000 2,651
5.00%, 12/01/2032 1,000 1,222
5.00%, 03/01/2046 3,500 4,445
5.50%, 07/01/2027 3,410 3,728
5.50%, 01/01/2030 500 668
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 149
$ 96,140
Indiana - 0.10%
Town of Shoals IN
7.25%, 11/01/2043 700 760
Kentucky - 0.74%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 1,015
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,355
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 3,336
$ 5,706
Louisiana - 2.65%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,357
4.40%, 11/01/2044
(b)
2,000 2,239
5.50%, 11/01/2039
(b)
2,595 3,002
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,375
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,151
6.10%, 12/01/2040
(a),(b)
1,000 1,330

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
2.00%, 06/01/2037
(a)
$ 5,750 $ 5,888
$ 20,342
Maine - 0.26%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 2,027
Massachusetts - 0.80%
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,634
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 925 927
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,305
5.00%, 07/01/2035 1,000 1,277
$ 6,143
Michigan - 2.07%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,258
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,305
5.00%, 05/01/2037
(d)
1,000 1,302
5.00%, 05/01/2038
(d)
2,000 2,598
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,660 3,083
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,168
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,997
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,181
$ 15,892
Mississippi - 0.14%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 1,054
Missouri - 0.84%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,649
5.00%, 07/01/2044 1,100 1,383
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,981
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,411
$ 6,424
Montana - 0.50%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,470 1,604
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,258
$ 3,862
Nebraska - 0.22%
Hospital Authority No 1 of Lancaster County
0.02%, 06/01/2031
(a)
445 445
Lincoln Airport Authority
4.00%, 07/01/2036 1,000 1,222
$ 1,667
Nevada - 1.94%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 10,516
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,395
$ 14,911
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire - 2.89%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
$ 6,750 $ 7,081
3.75%, 07/01/2045
(a),(b)
1,000 1,075
4.00%, 11/01/2027
(b)
1,000 1,057
4.13%, 01/20/2034 9,798 11,915
4.88%, 11/01/2042
(b)
1,000 1,060
$ 22,188
New Jersey - 5.99%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 812
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 915
5.75%, 04/01/2031 1,005 1,097
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,312
5.25%, 06/15/2034 2,250 2,644
South Jersey Port Corp
5.00%, 01/01/2042 5,000 6,011
5.00%, 01/01/2048 3,000 3,584
State of New Jersey
4.00%, 06/01/2031 4,600 5,805
4.00%, 06/01/2032 5,000 6,409
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,518
5.00%, 06/01/2046 7,000 8,458
5.00%, 06/01/2046 2,000 2,391
$ 45,956
New York - 8.55%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 780 783
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 611
4.00%, 11/15/2045 1,000 1,171
5.00%, 11/15/2021 850 862
5.00%, 11/15/2025 400 475
5.00%, 11/15/2032 1,000 1,319
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,350
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.03%, 11/01/2036
(a)
5,000 5,000
5.25%, 08/01/2037 3,000 3,868
New York City Water & Sewer System
4.00%, 06/15/2037 2,800 3,394
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 254
5.00%, 06/01/2036 740 856
5.00%, 06/01/2041 400 458
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,014
5.00%, 09/15/2040 1,000 1,028
5.00%, 12/15/2041 1,000 1,017
New York State Bridge Authority
4.00%, 01/01/2040 500 611
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,313
5.00%, 07/01/2033 1,200 1,517
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 141
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,213
4.00%, 04/30/2053 1,000 1,180
5.00%, 12/01/2027 1,000 1,265
5.00%, 12/01/2028 1,100 1,425

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
(continued)
5.00%, 12/01/2029 $ 1,200 $ 1,586
5.00%, 01/01/2032 7,200 8,862
5.00%, 12/01/2034 2,000 2,655
5.00%, 10/01/2035 2,000 2,601
5.00%, 01/01/2036 3,200 3,904
5.00%, 10/01/2040 2,000 2,570
5.25%, 01/01/2050 3,125 3,538
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,897
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 58
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,791
$ 65,587
North Carolina - 2.29%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,685
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,093
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 5,026
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,293
5.00%, 05/01/2034 1,150 1,492
$ 17,589
Ohio - 3.53%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,647
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 3,625
5.00%, 06/01/2055 7,100 8,350
City of Cincinnati OH
5.00%, 12/01/2032 815 848
County of Hamilton OH
0.03%, 08/15/2051
(a)
3,000 3,000
5.00%, 01/01/2036 1,435 1,627
5.00%, 01/01/2046 2,500 2,792
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,164
4.50%, 01/15/2048
(b)
850 1,002
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 2,056
$ 27,111
Oklahoma - 0.18%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,339
Oregon - 0.38%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 215
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,495 2,711
$ 2,926
Pennsylvania - 4.16%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,090
5.13%, 05/01/2030 1,630 1,993
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,275
5.00%, 02/01/2039 1,000 1,270
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,744
5.00%, 06/01/2033 2,000 2,487
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(a)
$ 2,000 $ 2,199
Pennsylvania Economic Development Financing
Authority
0.20%, 04/01/2034
(a)
1,000 1,000
0.20%, 04/01/2049
(a)
1,500 1,500
2.15%, 11/01/2021
(a)
2,250 2,261
3.25%, 08/01/2039
(b)
1,200 1,250
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,641
5.00%, 12/01/2036 1,725 2,136
5.25%, 12/01/2044 5,000 6,483
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 568
$ 31,897
Puerto Rico - 0.80%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(e)
6,835 6,169
South Carolina - 0.93%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,655
6.00%, 06/01/2031
(b)
1,000 1,041
6.25%, 06/01/2040
(b)
2,000 2,105
6.50%, 06/01/2051
(b)
2,250 2,367
$ 7,168
South Dakota - 0.20%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,501
Tennessee - 2.30%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 5,413
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 6,356
5.00%, 07/01/2054 3,750 4,721
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,138
$ 17,628
Texas - 8.75%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,335
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,445
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,180
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,203
6.63%, 07/15/2038 2,000 2,012
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,369
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,060
Lower Neches Valley Authority Industrial
Development Corp
0.03%, 11/01/2051
(a)
1,850 1,850
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,984
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,141
Port Beaumont Navigation District
3.63%, 01/01/2035
(b)
2,650 2,744
4.00%, 01/01/2050
(b)
500 518

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 $ 100 $ 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,427
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2029 5,000 6,552
5.00%, 12/15/2031 2,200 2,983
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,560 13,627
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,544
4.00%, 06/30/2035 1,000 1,209
5.00%, 12/31/2032 4,000 5,161
7.00%, 12/31/2038 1,000 1,136
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,357
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,179
$ 67,116
Utah - 1.27%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,231
5.00%, 10/15/2032 4,385 5,287
5.00%, 10/15/2037 1,500 1,791
5.38%, 10/15/2040 1,200 1,460
$ 9,769
Virginia - 2.76%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,134
6.00%, 07/01/2044 1,000 1,122
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,884
5.00%, 10/01/2039 1,500 1,880
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,178
King George County Economic Development
Authority
2.50%, 06/01/2023
(a)
1,600 1,666
Norfolk Economic Development Authority
0.02%, 11/01/2034
(a)
1,260 1,260
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,485
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,559
$ 21,168
Washington - 1.49%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,747
Washington State Housing Finance Commission
3.50%, 12/20/2035 3,991 4,710
$ 11,457
West Virginia - 0.17%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,334
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 1.04%
Public Finance Authority
5.00%, 01/01/2024 $ 2,500 $ 2,755
5.00%, 12/01/2025 3,000 3,531
5.00%, 10/01/2043
(b)
1,500 1,674
$ 7,960
TOTAL MUNICIPAL BONDS $ 744,609
Total Investments $ 771,531
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.64)%
Notes with interest rates of 0.05% - 0.21% at July
31, 2021 and contractual maturities of collateral
from 2023-2036.
(g)
$ (20,256) (20,256)
Total Net Investments $ 751,275
Other Assets and Liabilities -  2.10% 16,104
TOTAL NET ASSETS - 100.00% $ 767,379
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,534 or 6.98% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 78.36%
General Obligation Unlimited 9.59%
Insured 4.97%
Investment Companies 3.51%
General Obligation Limited 1.00%
Certificate Participation 0.99%
Prerefunded 0.96%
Tax Allocation 0.57%
Special Assessment 0.33%
Special Tax 0.26%
Liability For Floating Rate Notes Issued (2.64)%
Other Assets and Liabilities
2.10%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
July 31, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

July 31, 2021 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High
Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund
II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal Lifetime Hybrid Funds,
and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

July 31, 2021 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in a significantly higher fair value measurement. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 1,861 $ — $ — $ 1,861
Municipal Bonds* — 711,546 — 711,546
Total investments in securities $ 1,861 $ 711,546 $ — $ 713,407

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 6,616,663 $ — $ 6,616,663
Common Stocks
Energy 13,822 — — 13,822
Industrial — — 24,188 24,188
Investment Companies 299,386 — — 299,386
Senior Floating Rate Interests* — 57,101 — 57,101
U.S. Government & Government Agency Obligations* — 3,636,653 — 3,636,653
Total investments in securities $ 313,208 $ 10,310,417 $ 24,188 $ 10,647,813
Core Plus Bond Fund
Bonds* — 429,326 157 429,483
Common Stocks
Consumer, Cyclical — 43 — 43
Energy 871 — 2 873
Financial — — — —
Investment Companies 103,940 — — 103,940
Preferred Stocks 3,857 — — 3,857
Senior Floating Rate Interests* — 10,549 — 10,549
U.S. Government & Government Agency Obligations* — 241,647 — 241,647
Total investments in securities $ 108,668 $ 681,565 $ 159 $ 790,392
Assets
Interest Rate Contracts
Futures** 742 — — 742
Liabilities
Interest Rate Contracts
Futures** (1,187) — — (1,187)
Diversified International Fund
Common Stocks
Basic Materials 59,312 175,592 — 234,904
Communications 60,794 190,662 — 251,456
Consumer, Cyclical 102,330 916,224 — 1,018,554
Consumer, Non-cyclical 46,027 761,070 — 807,097
Energy 30,590 195,842 — 226,432
Financial 242,414 822,183 — 1,064,597
Industrial 51,613 706,510 — 758,123
Technology — 703,806 — 703,806
Utilities 23,985 92,721 — 116,706
Investment Companies 142,789 — — 142,789
Total investments in securities $ 759,854 $ 4,564,610 $ — $ 5,324,464
Equity Income Fund
Common Stocks* 10,304,232 — — 10,304,232
Investment Companies 355,275 — — 355,275
Total investments in securities $ 10,659,507 $ — $ — $ 10,659,507
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 649,496 — 649,496
Credit Linked Structured Notes* — 47,647 — 47,647
Investment Companies 72,895 — — 72,895
Total investments in securities $ 72,895 $ 697,143 $ — $ 770,038
Assets
Credit Contracts
Credit Default Swaps — 1,301 — 1,301
Exchange Cleared Credit Default Swaps** — 262 — 262
Foreign Exchange Contracts
Foreign Currency Contracts — 924 — 924
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 603 — 603
Total Return Swaps — 888 — 888
Liabilities
Credit Contracts

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund
Credit Default Swaps $ — $ (1,301) $ — $ (1,301)
Exchange Cleared Credit Default Swaps** — (50) — (50)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,602) — (2,602)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,128) — (1,128)
Futures** (3,032) — — (3,032)
Total Return Swaps — (67) — (67)
Global Diversified Income Fund
Bonds* — 2,275,642 100,218 2,375,860
Common Stocks
Basic Materials 22,527 29,668 34,878 87,073
Communications 78,300 60,031 — 138,331
Consumer, Cyclical 88,316 54,035 4 142,355
Consumer, Non-cyclical 94,120 161,140 — 255,260
Diversified — 3,191 — 3,191
Energy 21,335 16,584 — 37,919
Financial 387,170 188,672 — 575,842
Industrial 94,864 95,162 — 190,026
Technology 46,129 31,879 — 78,008
Utilities 213,959 33,449 — 247,408
Convertible Bonds* — 279 — 279
Convertible Preferred Stocks
Financial 1,018 — — 1,018
Credit Linked Structured Notes* — 4,657 — 4,657
Investment Companies 130,958 — — 130,958
Preferred Stocks
Consumer, Non-cyclical — 3,493 — 3,493
Energy 1,019 — — 1,019
Financial 22,985 9,611 — 32,596
Government 6,177 6,440 — 12,617
Utilities 14,023 — — 14,023
Senior Floating Rate Interests* — 259,239 41,800 301,039
U.S. Government & Government Agency Obligations* — 11,119 — 11,119
Total investments in securities $ 1,222,900 $ 3,244,291 $ 176,900 $ 4,644,091
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 142 — 142
Interest Rate Contracts
Total Return Swaps — 1 08 — 1 08
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (498) — (498)
Interest Rate Contracts
Futures** (418) — — (418)
Global Real Estate Securities Fund
Common Stocks
Communications 11,600 25,141 — 36,741
Consumer, Cyclical 80,329 50,577 — 130,906
Financial 2,374,663 1,446,975 — 3,821,638
Industrial — 38,345 — 38,345
Investment Companies 56,609 — — 56,609
Total investments in securities $ 2,523,201 $ 1,561,038 $ — $ 4,084,239
Government & High Quality Bond Fund
Bonds* — 215,636 — 215,636
Investment Companies 110,431 — — 110,431
U.S. Government & Government Agency Obligations* — 1,195,506 — 1,195,506
Total investments in securities $ 110,431 $ 1,411,142 $ — $ 1,521,573
Assets
Interest Rate Contracts
Futures** 1,215 — — 1,215

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Liabilities
Interest Rate Contracts
Futures** $ (296) $ — $ — $ (296)
High Income Fund
Bonds* — 3,213,942 17,605 3,231,547
Common Stocks
Basic Materials — — 1,002 1,002
Communications — — — —
Consumer, Non-cyclical — 6,074 — 6,074
Energy — — — —
Industrial — 4,559 — 4,559
Technology 1,648 — — 1,648
Utilities — — — —
Investment Companies 137,809 — — 137,809
Preferred Stocks — — — —
Senior Floating Rate Interests* — 434,535 5,066 439,601
Total investments in securities $ 139,457 $ 3,659,110 $ 23,673 $ 3,822,240
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 207 — 207
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (148) — (148)
Foreign Exchange Contracts
Foreign Currency Contracts — (26) — (26)
High Yield Fund
Bonds* — 2,489,534 1,701 2,491,235
Common Stocks
Consumer, Cyclical — 746 — 746
Energy 23,934 — 60 23,994
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 55,823 — — 55,823
Senior Floating Rate Interests* — 328,598 — 328,598
Total investments in securities $ 79,757 $ 2,818,878 $ 1,761 $ 2,900,396
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (51) — (51)
Inflation Protection Fund
Bonds* — 92,206 — 92,206
Investment Companies 11,922 — — 11,922
U.S. Government & Government Agency Obligations* — 1,410,228 — 1,410,228
Purchased Options 5 — — 5
Purchased Interest Rate Swaptions — 6,317 — 6,317
Total investments in securities $ 11,927 $ 1,508,751 $ — $ 1,520,678
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,003 — 1,003
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 16,177 — 16,177
Futures** 637 — — 637
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (782) — (782)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (15,706) — (15,706)
Futures** (3,176) — — (3,176)
Interest Rate Swaptions — (4,160) — (4,160)

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Fund
Common Stocks
Basic Materials $ 3,698 $ 14,465 $ — $ 18,163
Communications 7,883 37,144 — 45,027
Consumer, Cyclical 9,801 25,892 — 35,693
Consumer, Non-cyclical 6,032 23,616 — 29,648
Energy 6,459 11,197 — 17,656
Financial 7,567 49,803 — 57,370
Industrial 2,715 23,922 — 26,637
Technology — 66,002 — 66,002
Utilities — 6,475 — 6,475
Investment Companies 3,993 — — 3,993
Preferred Stocks
Technology — 837 — 837
Total investments in securities $ 48,148 $ 259,353 $ — $ 307,501
International Fund I
Common Stocks
Basic Materials 2,464 29,140 — 31,604
Communications 2,147 10,573 — 12,720
Consumer, Cyclical 3,579 47,673 — 51,252
Consumer, Non-cyclical 5,396 33,609 — 39,005
Energy — 5,817 — 5,817
Financial 19,534 73,983 — 93,517
Industrial 3,746 41,191 — 44,937
Technology 6,266 46,644 — 52,910
Utilities — 10,315 — 10,315
Investment Companies 4,077 — — 4,077
Total investments in securities $ 47,209 $ 298,945 $ — $ 346,154
LargeCap Growth Fund I
Common Stocks
Basic Materials 199,530 — — 199,530
Communications 3,914,407 — — 3,914,407
Consumer, Cyclical 971,089 — — 971,089
Consumer, Non-cyclical 3,449,196 — — 3,449,196
Energy 7,882 — — 7,882
Financial 858,789 — — 858,789
Industrial 465,164 — — 465,164
Technology 4,280,472 — 4,579 4,285,051
Utilities 8,370 — — 8,370
Convertible Preferred Stocks
Basic Materials — — 4,277 4,277
Communications — — 6,683 6,683
Consumer, Cyclical — — 241,614 241,614
Technology — — 11,405 11,405
Investment Companies 255,681 — — 255,681
Total investments in securities $ 14,410,580 $ — $ 268,558 $ 14,679,138
Assets
Equity Contracts
Futures** 1,244 — — 1,244
LargeCap S&P 500 Index Fund
Common Stocks* 5,879,511 — — 5,879,511
Investment Companies 212,175 — — 212,175
Total investments in securities $ 6,091,686 $ — $ — $ 6,091,686
Assets
Equity Contracts
Futures** 6,759 — — 6,759

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III
Common Stocks* $ 3,333,641 $ — $ — $ 3,333,641
Investment Companies 94,401 — — 94,401
Total investments in securities $ 3,428,042 $ — $ — $ 3,428,042
Assets
Equity Contracts
Futures** 611 — — 611
MidCap Fund
Common Stocks
Basic Materials 132,565 — — 132,565
Communications 2,014,790 — — 2,014,790
Consumer, Cyclical 5,877,585 — — 5,877,585
Consumer, Non-cyclical 3,028,402 — — 3,028,402
Diversified — 36,058 — 36,058
Financial 5,598,357 — — 5,598,357
Industrial 2,889,566 — — 2,889,566
Technology 3,959,027 — — 3,959,027
Utilities 536,813 — — 536,813
Investment Companies 4,979 — — 4,979
Total investments in securities $ 24,042,084 $ 36,058 $ — $ 24,078,142
MidCap Growth Fund
Common Stocks* 282,881 — — 282,881
Investment Companies 937 — — 937
Total investments in securities $ 283,818 $ — $ — $ 283,818
MidCap Growth Fund III
Common Stocks* 1,151,682 — — 1,151,682
Investment Companies 38,082 — — 38,082
Total investments in securities $ 1,189,764 $ — $ — $ 1,189,764
Assets
Equity Contracts
Futures** 44 — — 44
MidCap S&P 400 Index Fund
Common Stocks* 1,358,424 — — 1,358,424
Investment Companies 36,991 — — 36,991
Total investments in securities $ 1,395,415 $ — $ — $ 1,395,415
Assets
Equity Contracts
Futures** 190 — — 190
MidCap Value Fund I
Common Stocks* 2,820,493 — — 2,820,493
Investment Companies 72,531 — — 72,531
Total investments in securities $ 2,893,024 $ — $ — $ 2,893,024
Assets
Equity Contracts
Futures** 341 — — 341
Overseas Fund
Common Stocks
Basic Materials — 125,567 — 125,567
Communications 348 64,654 — 65,002
Consumer, Cyclical 61,759 338,480 — 400,239
Consumer, Non-cyclical 15,263 544,160 — 559,423
Diversified — 1,488 — 1,488
Energy 64,610 155,311 — 219,921
Financial 42,734 745,119 — 787,853
Industrial — 499,017 — 499,017
Technology 150 136,012 — 136,162

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund
Utilities $ — $ 178,960 $ — $ 178,960
Convertible Bonds* — 4,129 — 4,129
Investment Companies 85,303 — — 85,303
Preferred Stocks
Basic Materials — 51 — 51
Consumer, Cyclical — 5,532 — 5,532
Consumer, Non-cyclical — 757 — 757
Total investments in securities $ 270,167 $ 2,799,237 $ — $ 3,069,404
Liabilities
Equity Contracts
Futures** (5) — — (5)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 32,578 — — 32,578
Communications 329,522 — — 329,522
Consumer, Cyclical 270,556 — — 270,556
Consumer, Non-cyclical 401,295 — — 401,295
Energy 63,309 — — 63,309
Financial 348,999 — — 348,999
Industrial 154,357 21,291 — 175,648
Technology 541,996 — — 541,996
Utilities 56,610 — — 56,610
Investment Companies 21,805 — — 21,805
Total investments in securities $ 2,221,027 $ 21,291 $ — $ 2,242,318
Principal LifeTime 2010 Fund
Investment Companies 729,735 — — 729,735
Total investments in securities $ 729,735 $ — $ — $ 729,735
Principal LifeTime 2015 Fund
Investment Companies 381,557 — — 381,557
Total investments in securities $ 381,557 $ — $ — $ 381,557
Principal LifeTime 2020 Fund
Investment Companies 3,815,582 — — 3,815,582
Total investments in securities $ 3,815,582 $ — $ — $ 3,815,582
Principal LifeTime 2025 Fund
Investment Companies 1,816,883 — — 1,816,883
Total investments in securities $ 1,816,883 $ — $ — $ 1,816,883
Principal LifeTime 2030 Fund
Investment Companies 6,493,083 — — 6,493,083
Total investments in securities $ 6,493,083 $ — $ — $ 6,493,083
Principal LifeTime 2035 Fund
Investment Companies 1,686,050 — — 1,686,050
Total investments in securities $ 1,686,050 $ — $ — $ 1,686,050
Principal LifeTime 2040 Fund
Investment Companies 4,780,707 — — 4,780,707
Total investments in securities $ 4,780,707 $ — $ — $ 4,780,707
Principal LifeTime 2045 Fund
Investment Companies 1,289,717 — — 1,289,717
Total investments in securities $ 1,289,717 $ — $ — $ 1,289,717

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies $ 3,021,156 $ — $ — $ 3,021,156
Total investments in securities $ 3,021,156 $ — $ — $ 3,021,156
Principal LifeTime 2055 Fund
Investment Companies 733,024 — — 733,024
Total investments in securities $ 733,024 $ — $ — $ 733,024
Principal LifeTime 2060 Fund
Investment Companies 666,864 — — 666,864
Total investments in securities $ 666,864 $ — $ — $ 666,864
Principal LifeTime 2065 Fund
Investment Companies 72,938 — — 72,938
Total investments in securities $ 72,938 $ — $ — $ 72,938
Principal LifeTime Hybrid 2015 Fund
Investment Companies 132,851 — — 132,851
Total investments in securities $ 132,851 $ — $ — $ 132,851
Principal LifeTime Hybrid 2020 Fund
Investment Companies 454,569 — — 454,569
Total investments in securities $ 454,569 $ — $ — $ 454,569
Principal LifeTime Hybrid 2025 Fund
Investment Companies 452,517 — — 452,517
Total investments in securities $ 452,517 $ — $ — $ 452,517
Principal LifeTime Hybrid 2030 Fund
Investment Companies 490,379 — — 490,379
Total investments in securities $ 490,379 $ — $ — $ 490,379
Principal LifeTime Hybrid 2035 Fund
Investment Companies 377,655 — — 377,655
Total investments in securities $ 377,655 $ — $ — $ 377,655
Principal LifeTime Hybrid 2040 Fund
Investment Companies 348,086 — — 348,086
Total investments in securities $ 348,086 $ — $ — $ 348,086
Principal LifeTime Hybrid 2045 Fund
Investment Companies 233,497 — — 233,497
Total investments in securities $ 233,497 $ — $ — $ 233,497
Principal LifeTime Hybrid 2050 Fund
Investment Companies 185,886 — — 185,886
Total investments in securities $ 185,886 $ — $ — $ 185,886
Principal LifeTime Hybrid 2055 Fund
Investment Companies 89,173 — — 89,173
Total investments in securities $ 89,173 $ — $ — $ 89,173
Principal LifeTime Hybrid 2060 Fund
Investment Companies 33,941 — — 33,941
Total investments in securities $ 33,941 $ — $ — $ 33,941

July 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2065 Fund
Investment Companies $ 8,424 $ — $ — $ 8,424
Total investments in securities $ 8,424 $ — $ — $ 8,424
Principal LifeTime Hybrid Income Fund
Investment Companies 82,622 — — 82,622
Total investments in securities $ 82,622 $ — $ — $ 82,622
Principal LifeTime Strategic Income Fund
Investment Companies 462,700 — — 462,700
Total investments in securities $ 462,700 $ — $ — $ 462,700
Real Estate Securities Fund
Common Stocks* 6,180,737 — — 6,180,737
Investment Companies 115,604 — — 115,604
Total investments in securities $ 6,296,341 $ — $ — $ 6,296,341
SAM Balanced Portfolio
Investment Companies 5,056,601 — — 5,056,601
Total investments in securities $ 5,056,601 $ — $ — $ 5,056,601
SAM Conservative Balanced Portfolio
Investment Companies 1,919,886 — — 1,919,886
Total investments in securities $ 1,919,886 $ — $ — $ 1,919,886
SAM Conservative Growth Portfolio
Investment Companies 3,503,686 — — 3,503,686
Total investments in securities $ 3,503,686 $ — $ — $ 3,503,686
SAM Flexible Income Portfolio
Investment Companies 3,019,698 — — 3,019,698
Total investments in securities $ 3,019,698 $ — $ — $ 3,019,698
SAM Strategic Growth Portfolio
Investment Companies 2,289,498 — — 2,289,498
Total investments in securities $ 2,289,498 $ — $ — $ 2,289,498
Short-Term Income Fund
Bonds* — 4,324,440 — 4,324,440
Investment Companies 47,618 — — 47,618
U.S. Government & Government Agency Obligations* — 441,126 — 441,126
Total investments in securities $ 47,618 $ 4,765,566 $ — $ 4,813,184
Liabilities
Interest Rate Contracts
Futures** (860) — — (860)
SmallCap Fund
Common Stocks
Basic Materials 52,003 — — 52,003
Communications 33,500 — — 33,500
Consumer, Cyclical 196,236 — — 196,236
Consumer, Non-cyclical 326,105 — — 326,105
Diversified 8,818 6,848 — 15,666
Energy 27,211 — — 27,211
Financial 266,993 — — 266,993
Industrial 185,574 — — 185,574
Technology 190,662 — — 190,662

July 31, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Fund
Utilities $ 37,292 $ — $ — $ 37,292
Investment Companies 62,549 — — 62,549
Total investments in securities $ 1,386,943 $ 6,848 $ — $ 1,393,791
SmallCap Growth Fund I
Bonds* — 1 — 1
Common Stocks
Basic Materials 45,743 — — 45,743
Communications 134,872 — — 134,872
Consumer, Cyclical 469,507 — — 469,507
Consumer, Non-cyclical 904,437 — 1 904,438
Energy 28,659 — — 28,659
Financial 244,194 — — 244,194
Industrial 450,777 — — 450,777
Technology 644,344 — — 644,344
Utilities 5,879 — — 5,879
Investment Companies 115,247 — — 115,247
Total investments in securities $ 3,043,659 $ 1 $ 1 $ 3,043,661
Assets
Equity Contracts
Futures** 37 — — 37
SmallCap S&P 600 Index Fund
Common Stocks* 1,420,875 — — 1,420,875
Investment Companies 37,270 — — 37,270
Total investments in securities $ 1,458,145 $ — $ — $ 1,458,145
Assets
Equity Contracts
Futures** 64 — — 64
SmallCap Value Fund II
Common Stocks
Basic Materials 65,057 — — 65,057
Communications 38,964 — 1 38,965
Consumer, Cyclical 204,818 — — 204,818
Consumer, Non-cyclical 192,739 — 4 192,743
Energy 87,485 — — 87,485
Financial 365,726 — — 365,726
Government 48 — — 48
Industrial 206,578 — — 206,578
Technology 103,998 — — 103,998
Utilities 43,272 — — 43,272
Investment Companies 36,755 — — 36,755
Total investments in securities $ 1,345,440 $ — $ 5 $ 1,345,445
Liabilities
Equity Contracts
Futures** (74) — — (74)
Tax-Exempt Bond Fund
Investment Companies 26,922 — — 26,922
Municipal Bonds* — 744,609 — 744,609
Total investments in securities $ 26,922 $ 744,609 $ — $ 771,531

July 31, 2021 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2021 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Asset Type
Fair Value as of
July 31, 2021 Valuation Technique Unobservable Input Input Valuations*
Global Diversified Income Fund
Bonds $ 100,023 Yield Analysis Yield to Maturity 8.0% - 11.0% (10.2%)
195 Liquidation Analysis Discount Rate 6.6%
Common Stocks 34,878 Enterprise Valuation Model EBITDA Multiples 4.0 – 5.5x (4.8x)
Discounted Cash Flow Discount Rate 10.1% - 18.3% (11.7%)
4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate Interests 6,360 Precedent Transaction Analysis Direct Offering Price $ 100.00
35,440 Cash Payout Methodology Liquidation Payment $100.00
$ 176,900
LargeCap Growth Fund I
Common Stocks $ 4,579 Precedent Transaction Analysis Direct Offering Price $ 40.13
Convertible Preferred Stocks 257,295 Precedent Transaction Analysis Direct Offering Price $ 0.61 - 91.72 (69.65)
6,684 Precedent Transaction Analysis Discount Rate 5%
$ 268,558
Fund
Fair Value
October
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value as of
July 31, 2021
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at July 31, 2021
Global Diversified Income Fund
Bonds $ 103,557 $ 299 $ (14,756) $ 56,596 $ (45,478) $ — $ — $ 100,218 $ (14,190)
Common Stock 39,716 1,602 8,517 — (7,385) — (7,568) 34,882 9,204
Senior Floating
Rates Interests 35,440 — — 6,369 (9) — — 41,800 —
Total
$ 178,713 $ 1,901 $ (6,239) $ 62,965 $ (52,872) $ — $ (7,568) $ 176,900 $ (4,986)
LargeCap Growth Fund I
Common Stock $ 1,791 $ — $ 2,788 $ — $ — $ — $ — $ 4,579 $ 2,788
Convertible
Preferred Stock 42,112 — 175,189 17,194 (12,977) 42,461 — 263,979 175,189
Total
$ 43,903 $ — $ 177,977 $ 17,194 $ (12,977) $ 42,461 $ — $ 268,558 $ 177,977